Seasons Series Trust SA Multi-Managed Growth Portfolio

Portfolio of Investments — December 31, 2020 (unaudited)

Security Description	Shares/ Principal Amount(16)	Value (Note 1)
COMMON STOCKS — 70.6%
Advertising Services — 0.0%
National CineMedia, Inc.	4,650	$17,298
Aerospace/Defense — 0.0%
AeroVironment, Inc.†	175	15,208
Aerospace/Defense-Equipment — 1.5%
AAR Corp.	1,225	44,370
Astronics Corp.†	2,100	27,783
Barnes Group, Inc.	400	20,276
HEICO Corp., Class A	5,987	700,838
Moog, Inc., Class A	150	11,895
Triumph Group, Inc.	375	4,710
		809,872
Agricultural Operations — 0.0%
Andersons, Inc.	100	2,451
Fresh Del Monte Produce, Inc.	475	11,433
		13,884
Airlines — 0.1%
Allegiant Travel Co.	175	33,117
Apparel Manufacturers — 0.1%
Deckers Outdoor Corp.†	175	50,186
Appliances — 0.0%
Hamilton Beach Brands Holding Co., Class A	28	490
Applications Software — 1.5%
Asana, Inc., Class A†	550	16,253
JFrog, Ltd.†	175	10,995
Outset Medical, Inc.†	150	8,526
PubMatic, Inc., Class A†	568	15,881
ServiceNow, Inc.†	1,386	762,896
		814,551
Auto-Truck Trailers — 0.1%
Wabash National Corp.	4,700	80,981
Auto/Truck Parts & Equipment-Original — 0.2%
Adient PLC†	325	11,300
Dana, Inc.	1,325	25,864
Gentherm, Inc.†	850	55,437
Meritor, Inc.†	900	25,119
Telenav, Inc.†	825	3,878
		121,598
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	707	30,238

Banks-Commercial — 1.3%
1st Source Corp.	275	11,083
Atlantic Union Bankshares Corp.	216	7,115
BancFirst Corp.	825	48,427
BancorpSouth Bank	1,100	30,184
Banner Corp.	850	39,601
Cadence BanCorp x	3,625	59,522
Cathay General Bancorp	1,475	47,480
Central Pacific Financial Corp.	1,350	25,663
CIT Group, Inc.	800	28,720
Columbia Banking System, Inc.	1,400	50,260
CVB Financial Corp.	1,800	35,100
Enterprise Financial Services Corp.	250	8,738
Equity Bancshares, Inc., Class A†	500	10,795
First Commonwealth Financial Corp.	1,825	19,966
First Community Bankshares, Inc.	125	2,698

First Hawaiian, Inc.	625	14,738
First Horizon Corp.	741	9,455
First Merchants Corp.	900	33,669
Great Western Bancorp, Inc.	1,425	29,782
HarborOne Bancorp, Inc.	475	5,159
Hope Bancorp, Inc.	1,894	20,664
Independent Bank Corp.	525	9,697
Old National Bancorp	3,125	51,750
Pinnacle Financial Partners, Inc.	375	24,150
Premier Financial Corp.	200	4,600
Trustmark Corp.	1,575	43,013
UMB Financial Corp.	275	18,972
United Bankshares, Inc.	350	11,340
Webster Financial Corp.	800	33,720
Westamerica BanCorp	525	29,027
Western Alliance Bancorp	375	22,481
		787,569
Broadcast Services/Program — 0.0%
Hemisphere Media Group, Inc.†	2,000	20,720
Building & Construction Products-Misc. — 0.2%
Builders FirstSource, Inc.†	2,000	81,620
Louisiana-Pacific Corp.	950	35,311
Summit Materials, Inc., Class A†	275	5,522
		122,453
Building & Construction-Misc. — 0.2%
Comfort Systems USA, Inc.	550	28,963
EMCOR Group, Inc.	950	86,887
MYR Group, Inc.†	375	22,537
		138,387
Building Products-Cement — 1.3%
Martin Marietta Materials, Inc.	2,442	693,455
US Concrete, Inc.†	125	4,996
		698,451
Building Products-Doors & Windows — 0.0%
Cornerstone Building Brands, Inc.†	1,250	11,600
Building Products-Light Fixtures — 0.0%
LSI Industries, Inc.	425	3,638
Building Products-Wood — 0.1%
Boise Cascade Co.	550	26,290
UFP Industries, Inc.	175	9,721
		36,011
Building-Heavy Construction — 0.3%
Arcosa, Inc.	625	34,331
MasTec, Inc.†	1,025	69,884
Primoris Services Corp.	425	11,734
Tutor Perini Corp.†	1,910	24,735
		140,684
Building-Maintenance & Services — 0.1%
ABM Industries, Inc.	925	35,002
Building-Residential/Commercial — 0.3%
KB Home	1,800	60,336
Meritage Homes Corp.†	150	12,423
TRI Pointe Group, Inc.†	6,100	105,225
		177,984

Cable/Satellite TV — 0.0%
WideOpenWest, Inc.†	2,275	24,274
Casino Hotels — 0.1%
Boyd Gaming Corp.	725	31,117
Casino Services — 0.1%
Caesars Entertainment, Inc.†	900	66,843
Chemicals-Diversified — 0.1%
Koppers Holdings, Inc.†	875	27,265
Chemicals-Specialty — 1.4%
Ecolab, Inc.	3,204	693,217
Ingevity Corp.†	325	24,612
Kraton Corp.†	125	3,474
Minerals Technologies, Inc.	500	31,060
PQ Group Holdings, Inc.	525	7,487
Tronox Holdings PLC, Class A	2,275	33,260
		793,110
Circuit Boards — 0.0%
TTM Technologies, Inc.†	1,650	22,762
Coal — 0.1%
Arch Resources, Inc., Class A	335	14,663
SunCoke Energy, Inc.	3,800	16,530
Warrior Met Coal, Inc.	1,400	29,848
		61,041
Coatings/Paint — 0.5%
Sherwin-Williams Co.	404	296,904
Coffee — 0.0%
Farmer Brothers Co.†	800	3,736
Commercial Services — 0.1%
Medifast, Inc.	150	29,451
SP Plus Corp.†	475	13,694
Team, Inc.†	700	7,630
		50,775
Commercial Services-Finance — 4.9%
Adyen NV†*	191	444,439
Avalara, Inc.†	2,721	448,666
Euronet Worldwide, Inc.†	50	7,246
EVO Payments, Inc., Class A†	1,375	37,139
Green Dot Corp., Class A†	225	12,555
S&P Global, Inc.	936	307,691
Square, Inc., Class A†	6,867	1,494,534
		2,752,270
Communications Software — 1.3%
Avaya Holdings Corp.†	4,325	82,824
Zoom Video Communications, Inc., Class A†	1,979	667,556
		750,380
Computer Data Security — 0.2%
McAfee Corp.	1,975	32,963
Qualys, Inc.†	375	45,701
SecureWorks Corp., Class A†	1,275	18,130
		96,794
Computer Services — 0.3%
CACI International, Inc., Class A†	150	37,399
Insight Enterprises, Inc.†	125	9,511
Perspecta, Inc.	2,950	71,036
Sykes Enterprises, Inc.†	825	31,078
		149,024
Computer Software — 2.7%
Avid Technology, Inc.†	1,475	23,408
Cornerstone OnDemand, Inc.†	1,575	69,363
Envestnet, Inc.†	50	4,115
Snowflake, Inc., Class A†	1,364	383,830
Twilio, Inc., Class A†	3,014	1,020,239
Verra Mobility Corp.†	1,550	20,801
Xperi Holding Corp.	397	8,297
		1,530,053
Computers-Integrated Systems — 0.0%
Diebold Nixdorf, Inc.†	975	10,394
Consulting Services — 0.2%
GP Strategies Corp.†	751	8,907
Huron Consulting Group, Inc.†	950	56,003
Kelly Services, Inc., Class A	1,225	25,198
		90,108
Consumer Products-Misc. — 0.0%
Central Garden & Pet Co., Class A†	350	12,716
Quanex Building Products Corp.	625	13,856
		26,572
Containers-Metal/Glass — 0.5%
Ball Corp.	2,786	259,599
O-I Glass, Inc.	1,625	19,338
		278,937
Containers-Paper/Plastic — 0.0%
Graphic Packaging Holding Co.	595	10,079
Pactiv Evergreen Inc†	225	4,082
		14,161
Data Processing/Management — 0.1%
CommVault Systems, Inc.†	850	47,064
CSG Systems International, Inc.	150	6,761
		53,825
Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	1,175	34,815
Diagnostic Equipment — 0.6%
Adaptive Biotechnologies Corp.†	300	17,739
Danaher Corp.	1,387	308,108
		325,847
Dialysis Centers — 0.0%
American Renal Associates Holdings, Inc.†	125	1,431
Distribution/Wholesale — 0.4%
Avient Corp.	1,100	44,308
Core-Mark Holding Co., Inc.	1,775	52,132
Fossil Group, Inc.†	500	4,335
G-III Apparel Group, Ltd.†	2,575	61,131
ScanSource, Inc.†	2,325	61,333
Veritiv Corp.†	375	7,796
		231,035

Diversified Manufacturing Operations — 0.1%
EnPro Industries, Inc.	325	24,544
Fabrinet†	500	38,795
		63,339
E-Commerce/Products — 6.2%
Amazon.com, Inc.†	683	2,224,483
Chewy, Inc., Class A†	8,153	732,873
Farfetch, Ltd., Class A†	8,111	517,563
		3,474,919
E-Commerce/Services — 0.9%
Groupon, Inc.†	128	4,863
Match Group, Inc.†	3,095	467,933
Stamps.com, Inc.†	150	29,429
		502,225
E-Marketing/Info — 0.0%
comScore, Inc.†	2,900	7,221
E-Services/Consulting — 0.1%
Perficient, Inc.†	1,425	67,901
Electric-Distribution — 0.0%
Spark Energy, Inc., Class A	1,375	13,159
Electric-Generation — 0.1%
Atlantic Power Corp.†	18,250	38,325
Electric-Integrated — 0.2%
ALLETE, Inc.	250	15,485
Black Hills Corp.	350	21,508
IDACORP, Inc.	75	7,202
PNM Resources, Inc.	375	18,199
Portland General Electric Co.	850	36,354
		98,748
Electronic Components-Misc. — 0.3%
Bel Fuse, Inc., Class B	2,950	44,338
Benchmark Electronics, Inc.	1,775	47,943
Kimball Electronics, Inc.†	350	5,597
OSI Systems, Inc.†	300	27,966
Sanmina Corp.†	625	19,931
SMART Global Holdings, Inc.†	575	21,637
		167,412
Electronic Components-Semiconductors — 0.2%
Amkor Technology, Inc.	2,750	41,470
MACOM Technology Solutions Holdings, Inc.†	225	12,384
Rambus, Inc.†	2,950	51,507
		105,361
Electronic Measurement Instruments — 0.6%
Roper Technologies, Inc.	715	308,229
Energy-Alternate Sources — 0.3%
FutureFuel Corp.	1,350	17,145
Green Plains, Inc.†	525	6,914
Maxeon Solar Technologies, Ltd.†	365	10,355
Renewable Energy Group, Inc.†	475	33,640
REX American Resources Corp.†	250	18,368
SunPower Corp.†	1,925	49,357
Sunrun, Inc.†	525	36,424
		172,203
Engineering/R&D Services — 0.0%
KBR, Inc.	400	12,372
Enterprise Software/Service — 6.2%
ACI Worldwide, Inc.†	1,125	43,234
Asure Software, Inc.†	1,825	12,957
Coupa Software, Inc.†	2,153	729,673
Donnelley Financial Solutions, Inc.†	600	10,182
eGain Corp.†	4,471	52,803
Evolent Health, Inc., Class A†	2,875	46,086
MicroStrategy, Inc., Class A†	75	29,141
SVMK, Inc.†	425	10,859
Tyler Technologies, Inc.†	662	288,976
Veeva Systems, Inc., Class A†	5,251	1,429,585
Workday, Inc., Class A†	3,221	771,784
Workiva, Inc.†	500	45,810
		3,471,090
Entertainment Software — 1.5%
Activision Blizzard, Inc.	5,286	490,805
Take-Two Interactive Software, Inc.†	1,585	329,347
		820,152
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	50	17,307
Finance-Consumer Loans — 0.1%
EZCORP, Inc., Class A†	575	2,754
Navient Corp.	3,325	32,652
Nelnet, Inc., Class A	75	5,343
Regional Management Corp.	250	7,465
		48,214
Finance-Investment Banker/Broker — 0.1%
Cowen, Inc., Class A	775	20,142
Houlihan Lokey, Inc.	325	21,850
Piper Sandler Cos.	125	12,612
		54,604
Finance-Mortgage Loan/Banker — 0.1%
PennyMac Financial Services, Inc.	550	36,091
Finance-Other Services — 0.3%
Intercontinental Exchange, Inc.	1,806	208,214
Financial Guarantee Insurance — 0.1%
MBIA, Inc.†	300	1,974
MGIC Investment Corp.	1,975	24,786
NMI Holdings, Inc., Class A†	275	6,229
Radian Group, Inc.	1,825	36,956
		69,945
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	475	18,953
Food-Misc./Diversified — 0.2%
B&G Foods, Inc.	675	18,718
BellRing Brands, Inc., Class A†	2,700	65,637
John B. Sanfilippo & Son, Inc.	300	23,658
		108,013

Food-Wholesale/Distribution — 0.0%
SpartanNash Co.	100	1,741
Gas-Distribution — 0.1%
New Jersey Resources Corp.	300	10,665
Northwest Natural Holding Co.	325	14,947
ONE Gas, Inc.	375	28,789
Southwest Gas Holdings, Inc.	250	15,187
		69,588
Gold Mining — 0.1%
Royal Gold, Inc.	331	35,205
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc.†	300	22,830
Heritage-Crystal Clean, Inc.†	325	6,848
		29,678
Health Care Cost Containment — 0.0%
HealthEquity, Inc.†	350	24,399
Home Furnishings — 0.2%
Herman Miller, Inc.	1,275	43,095
Hooker Furniture Corp.	300	9,675
Purple Innovation, Inc.†	625	20,588
Sleep Number Corp.†	725	59,348
		132,706
Human Resources — 0.4%
Barrett Business Services, Inc.	500	34,105
Cross Country Healthcare, Inc.†	5,200	46,124
Heidrick & Struggles International, Inc.	125	3,672
Insperity, Inc.	150	12,213
Kforce, Inc.	700	29,463
Korn Ferry	500	21,750
TrueBlue, Inc.†	2,975	55,603
		202,930
Independent Power Producers — 0.0%
Clearway Energy, Inc., Class A	475	14,037
Clearway Energy, Inc., Class C	125	3,991
		18,028
Insurance-Life/Health — 0.1%
American Equity Investment Life Holding Co.	375	10,373
CNO Financial Group, Inc.	2,075	46,127
Primerica, Inc.	125	16,741
		73,241
Insurance-Property/Casualty — 0.1%
Ambac Financial Group, Inc.†	225	3,461
First American Financial Corp.	175	9,035
Heritage Insurance Holdings, Inc.	125	1,266
Horace Mann Educators Corp.	75	3,153
ProAssurance Corp.	425	7,561
ProSight Global, Inc.†	225	2,887
Stewart Information Services Corp.	125	6,045
		33,408
Insurance-Reinsurance — 0.1%
Argo Group International Holdings, Ltd.	300	13,110
Essent Group, Ltd.	1,000	43,200
		56,310
Internet Application Software — 4.4%
Okta, Inc.†	3,928	998,733
Shopify, Inc., Class A†	1,273	1,440,973
		2,439,706
Internet Content-Entertainment — 8.1%
Facebook, Inc., Class A†	5,288	1,444,470
Spotify Technology SA†	4,704	1,480,161
Twitter, Inc.†	29,575	1,601,486
		4,526,117
Internet Content-Information/News — 1.3%
IAC/InterActiveCorp†	3,654	691,885
Yelp, Inc.†	1,500	49,005
		740,890
Internet Security — 0.0%
Proofpoint, Inc.†	125	17,051
Investment Management/Advisor Services — 0.3%
Artisan Partners Asset Management, Inc., Class A	150	7,551
Blucora, Inc.†	2,150	34,206
BrightSphere Investment Group, Inc.	300	5,784
Cohen & Steers, Inc.	125	9,288
Federated Hermes, Inc.	425	12,278
Focus Financial Partners, Inc., Class A†	625	27,188
Stifel Financial Corp.	872	44,001
Virtus Investment Partners, Inc.	125	27,125
		167,421
Machinery-Construction & Mining — 0.1%
Astec Industries, Inc.	775	44,857
Manitowoc Co, Inc.†	904	12,032
		56,889
Machinery-Electrical — 0.1%
Argan, Inc.	1,250	55,612
Bloom Energy Corp., Class A†	50	1,433
		57,045
Machinery-General Industrial — 0.3%
Altra Industrial Motion Corp.	975	54,044
Applied Industrial Technologies, Inc.	475	37,045
DXP Enterprises, Inc.†	600	13,338
Kadant, Inc.	200	28,196
Welbilt, Inc.†	925	12,210
		144,833
Medical Information Systems — 0.2%
Allscripts Healthcare Solutions, Inc.†	5,450	78,698
Computer Programs & Systems, Inc.	400	10,736
		89,434
Medical Instruments — 2.9%
AngioDynamics, Inc.†	1,550	23,761
Intuitive Surgical, Inc.†	1,846	1,510,213
Natus Medical, Inc.†	1,300	26,052
NuVasive, Inc.†	1,175	66,188
		1,626,214

Medical Labs & Testing Services — 0.1%
MEDNAX, Inc.†	675	16,564
Medpace Holdings, Inc.†	200	27,840
Personalis, Inc.†	350	12,814
		57,218
Medical Laser Systems — 0.0%
Cutera, Inc.†	850	20,494
Medical Products — 0.4%
Accuray, Inc.†	6,625	27,626
Integer Holdings Corp.†	700	56,833
LivaNova PLC†	475	31,450
Orthofix Medical, Inc.†	500	21,490
SeaSpine Holdings Corp.†	1,875	32,719
Sientra, Inc.†	1,925	7,488
Zynex, Inc.†	1,650	22,209
		199,815
Medical-Biomedical/Gene — 2.6%
ACADIA Pharmaceuticals, Inc.†	850	45,441
Alder Biopharmaceuticals, Inc. CVR†(1)	1,325	1,166
Amicus Therapeutics, Inc.†	1,750	40,407
Arena Pharmaceuticals, Inc.†	535	41,104
Atara Biotherapeutics, Inc.†	1,350	26,500
Berkeley Lights, Inc.†	350	31,293
Biohaven Pharmaceutical Holding Co., Ltd.†	550	47,140
Black Diamond Therapeutics, Inc.†	500	16,025
Bluebird Bio, Inc.†	100	4,327
Bridgebio Pharma, Inc.†	425	30,222
CytomX Therapeutics, Inc.†	600	3,930
Dicerna Pharmaceuticals, Inc.†	1,100	24,233
Eiger BioPharmaceuticals, Inc.†	1,425	17,513
Emergent BioSolutions, Inc.†	100	8,960
Esperion Therapeutics, Inc.†	175	4,550
Global Blood Therapeutics, Inc.†	450	19,490
Homology Medicines, Inc.†	350	3,952
Intercept Pharmaceuticals, Inc.†	750	18,525
Kronos Bio, Inc.†	1,175	35,097
Ligand Pharmaceuticals, Inc.†	175	17,404
LogicBio Therapeutics, Inc.†	2,400	18,312
Lyra Therapeutics, Inc.†	1,750	19,950
Mersana Therapeutics, Inc.†	1,475	39,250
Metacrine, Inc.†	319	2,507
Myriad Genetics, Inc.†	1,050	20,764
Puma Biotechnology, Inc.†	1,875	19,238
REGENXBIO, Inc.†	575	26,082
REVOLUTION Medicines, Inc.†	250	9,898
Royalty Pharma PLC, Class A	13,614	681,381
Seer, Inc.†	582	32,673
Solid Biosciences, Inc.†	550	4,169
Sutro Biopharma, Inc.†	225	4,885
TCR2 Therapeutics, Inc.†	450	13,919
TG Therapeutics, Inc.†	1,075	55,921
Viela Bio, Inc.†	525	18,884
VYNE Therapeutics, Inc.†	425	672
WaVe Life Sciences, Ltd.†	2,375	18,691
Xencor, Inc.†	675	29,450
Y-mAbs Therapeutics, Inc.†	50	2,476
		1,456,401
Medical-Drugs — 1.1%
Alector, Inc.†	225	3,404
Athenex, Inc.†	1,325	14,655
Clovis Oncology, Inc.†	1,725	8,280
Eagle Pharmaceuticals, Inc.†	325	15,135
Gritstone Oncology, Inc.†	250	985
Harpoon Therapeutics, Inc.†	800	13,288
Horizon Therapeutics PLC†	650	47,547
Lannett Co., Inc.†	4,975	32,437
Marinus Pharmaceuticals, Inc.†	1,494	18,227
Protagonist Therapeutics, Inc.†	1,375	27,720
Reata Pharmaceuticals, Inc., Class A†	285	35,232
Seres Therapeutics, Inc.†	1,200	29,400
UroGen Pharma, Ltd.†	750	13,515
Vanda Pharmaceuticals, Inc.†	3,300	43,362
Voyager Therapeutics, Inc.†	950	6,793
Zoetis, Inc.	1,911	316,270
		626,250
Medical-Generic Drugs — 0.2%
Amneal Pharmaceuticals, Inc.†	4,375	19,994
Arvinas, Inc.†	25	2,123
Endo International PLC†	9,700	69,646
		91,763
Medical-HMO — 0.2%
Magellan Health, Inc.†	500	41,420
Tivity Health, Inc.†	1,925	37,711
Triple-S Management Corp., Class B†	750	16,012
		95,143
Medical-Hospitals — 0.1%
Tenet Healthcare Corp.†	1,175	46,918
Medical-Outpatient/Home Medical — 0.0%
Providence Service Corp.†	25	3,466
Medical-Wholesale Drug Distribution — 0.2%
AdaptHealth Corp.†	2,475	92,961
Owens & Minor, Inc.	1,200	32,460
		125,421
Metal Processors & Fabrication — 0.0%
AZZ, Inc.	225	10,674
LB Foster Co., Class A†	125	1,881
Rexnord Corp.	125	4,937
		17,492
Metal Products-Distribution — 0.0%
Worthington Industries, Inc.	175	8,985
Metal-Aluminum — 0.1%
Alcoa Corp.†	575	13,254
Arconic Corp.†	650	19,370
Century Aluminum Co.†	225	2,482
Kaiser Aluminum Corp.	125	12,362
		47,468
Metal-Iron — 0.1%
Cleveland-Cliffs, Inc.	2,225	32,396

Motion Pictures & Services — 0.0%
Eros STX Global Corp.†	625	1,138
Networking Products — 0.1%
Extreme Networks, Inc.†	5,500	37,895
NeoPhotonics Corp.†	4,200	38,178
		76,073
Office Furnishings-Original — 0.1%
HNI Corp.	1,025	35,322
Steelcase, Inc., Class A	1,075	14,566
		49,888
Office Supplies & Forms — 0.0%
ACCO Brands Corp.	3,200	27,040
Oil & Gas Drilling — 0.0%
Patterson-UTI Energy, Inc.	2,025	10,652
Oil Companies-Exploration & Production — 0.1%
Berry Corp.	950	3,496
Bonanza Creek Energy, Inc.†	75	1,450
CNX Resources Corp.†	675	7,290
Magnolia Oil & Gas Corp., Class A†	2,475	17,473
Ovintiv, Inc.	850	12,206
PDC Energy, Inc.†	1,075	22,070
Range Resources Corp.	650	4,355
W&T Offshore, Inc.†	2,925	6,347
		74,687
Oil Field Machinery & Equipment — 0.0%
Thermon Group Holdings, Inc.†	500	7,815
Oil Refining & Marketing — 0.1%
CVR Energy, Inc.	100	1,490
Delek US Holdings, Inc.	575	9,240
Murphy USA, Inc.	325	42,533
		53,263
Oil-Field Services — 0.2%
ChampionX Corp.†	400	6,120
Helix Energy Solutions Group, Inc.†	1,800	7,560
Matrix Service Co.†	3,125	34,437
MRC Global, Inc.†	2,175	14,420
NexTier Oilfield Solutions, Inc.†	6,525	22,446
NOW, Inc.†	5,700	40,926
Oceaneering International, Inc.†	325	2,584
Oil States International, Inc.†	1,275	6,401
Select Energy Services, Inc., Class A†	700	2,870
		137,764
Oil-U.S. Royalty Trusts — 0.1%
Texas Pacific Land Trust	92	66,884
Paper & Related Products — 0.1%
Domtar Corp.	575	18,199
Glatfelter Corp.	275	4,505
Neenah, Inc.	200	11,064
Verso Corp., Class A	1,275	15,325
		49,093
Pastoral & Agricultural — 0.2%
Darling Ingredients, Inc.†	1,725	99,498
Power Converter/Supply Equipment — 0.0%
Powell Industries, Inc.	725	21,380
Printing-Commercial — 0.1%
Deluxe Corp.	525	15,330
Ennis, Inc.	1,525	27,221
Quad/Graphics, Inc.†	2,075	7,927
		50,478
Publishing-Books — 0.0%
Houghton Mifflin Harcourt Co.†	7,475	24,892
Racetracks — 0.0%
Penn National Gaming, Inc.†	225	19,433
Radio — 0.1%
iHeartMedia, Inc., Class A† Class A	2,200	28,556
Real Estate Investment Trusts — 1.2%
Acadia Realty Trust	350	4,967
Agree Realty Corp.	125	8,323
Alexander & Baldwin, Inc.	284	4,879
American Assets Trust, Inc.	1,400	40,432
American Finance Trust, Inc.	1,200	8,916
Americold Realty Trust	575	21,465
Ares Commercial Real Estate Corp.	600	7,146
Blackstone Mtg. Trust, Inc., Class A	1,450	39,918
Broadstone Net Lease, Inc., Class A	925	18,111
CareTrust REIT, Inc.	175	3,882
Chatham Lodging Trust	175	1,890
City Office REIT, Inc.	475	4,641
Columbia Property Trust, Inc.	525	7,529
CoreSite Realty Corp.	75	9,396
DiamondRock Hospitality Co.	3,750	30,937
Easterly Government Properties, Inc.	300	6,795
Ellington Financial, Inc.	75	1,113
Equity LifeStyle Properties, Inc.	150	9,504
Essential Properties Realty Trust, Inc.	700	14,840
First Industrial Realty Trust, Inc.	575	24,225
Four Corners Property Trust, Inc.	400	11,908
Getty Realty Corp.	450	12,393
Gladstone Commercial Corp.	300	5,400
Global Net Lease, Inc.	150	2,571
Granite Point Mtg. Trust, Inc.	750	7,493
Great Ajax Corp.	100	1,046
Hersha Hospitality Trust	125	986
Highwoods Properties, Inc.	200	7,926
Innovative Industrial Properties, Inc.	25	4,578
Invesco Mtg. Capital, Inc.	303	1,024
Kite Realty Group Trust	200	2,992
KKR Real Estate Finance Trust, Inc.	675	12,096
Ladder Capital Corp.	2,175	21,271
Lexington Realty Trust	275	2,921
National Health Investors, Inc.	25	1,729
New Senior Investment Group, Inc.	2,325	12,044
New York Mtg. Trust, Inc.	300	1,107
Pebblebrook Hotel Trust	275	5,170
PennyMac Mtg. Investment Trust	1,125	19,789
Physicians Realty Trust	1,150	20,470
Piedmont Office Realty Trust, Inc., Class A	850	13,795
Plymouth Industrial REIT, Inc.	225	3,375
PotlatchDeltic Corp.	675	33,763

QTS Realty Trust, Inc., Class A	350	21,658
Redwood Trust, Inc.	1,525	13,389
Retail Opportunity Investments Corp.	550	7,365
Retail Properties of America, Inc., Class A	975	8,346
RLJ Lodging Trust	175	2,476
Ryman Hospitality Properties, Inc.	225	15,246
Sabra Health Care REIT, Inc.	925	16,067
Saul Centers, Inc.	250	7,920
Service Properties Trust	725	8,330
SITE Centers Corp.	700	7,084
STAG Industrial, Inc.	400	12,528
Summit Hotel Properties, Inc.	375	3,379
Sunstone Hotel Investors, Inc.	3,450	39,088
TPG RE Finance Trust, Inc.	750	7,965
Two Harbors Investment Corp.	1,088	6,931
Xenia Hotels & Resorts, Inc.	1,100	16,720
		669,248
Real Estate Management/Services — 0.0%
Realogy Holdings Corp.†	950	12,464
Rental Auto/Equipment — 0.0%
Rent-A-Center, Inc.	350	13,402
Resort/Theme Parks — 0.1%
Marriott Vacations Worldwide Corp.	375	51,457
Retail-Apparel/Shoe — 0.7%
Abercrombie & Fitch Co., Class A	2,575	52,427
Children's Place, Inc.	250	12,525
Guess?, Inc.	1,075	24,317
Lululemon Athletica, Inc.†	874	304,178
Winmark Corp.	50	9,290
		402,737
Retail-Automobile — 0.1%
Group 1 Automotive, Inc.	125	16,392
Lithia Motors, Inc., Class A	50	14,634
Sonic Automotive, Inc., Class A	650	25,070
		56,096
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.	1,075	19,092
Retail-Building Products — 0.1%
BMC Stock Holdings, Inc.†	525	28,182
Retail-Discount — 1.4%
Costco Wholesale Corp.	2,000	753,560
Retail-Home Furnishings — 0.0%
Haverty Furniture Cos., Inc.	425	11,760
Retail-Leisure Products — 0.0%
MarineMax, Inc.†	250	8,758
Retail-Office Supplies — 0.1%
ODP Corp.	1,565	45,854
Retail-Pawn Shops — 0.0%
FirstCash, Inc.	275	19,261
Retail-Regional Department Stores — 0.1%
Dillard's, Inc., Class A	475	29,949
Macy's, Inc.	3,075	34,593
		64,542
Retail-Restaurants — 0.2%
BJ's Restaurants, Inc.†	650	25,018
Bloomin' Brands, Inc.	2,700	52,434
Brinker International, Inc.	700	39,599
		117,051
Retail-Sporting Goods — 0.1%
Hibbett Sports, Inc.†	350	16,163
Zumiez, Inc.†	925	34,021
		50,184
Retirement/Aged Care — 0.1%
Brookdale Senior Living, Inc.†	12,900	57,147
Rubber-Tires — 0.0%
Cooper Tire & Rubber Co.	250	10,125
Rubber/Plastic Products — 0.1%
Myers Industries, Inc.	550	11,429
Trinseo SA	575	29,446
		40,875
Satellite Telecom — 0.1%
Gogo, Inc.†	3,175	30,575
Savings & Loans/Thrifts — 0.3%
Axos Financial, Inc.†	750	28,148
BankFinancial Corp.	125	1,098
Brookline Bancorp, Inc.	1,100	13,244
Flushing Financial Corp.	375	6,240
HomeTrust Bancshares, Inc.	625	12,069
Investors Bancorp, Inc.	1,225	12,936
Meridian Bancorp, Inc.	2,650	39,511
Northfield Bancorp, Inc.	2,500	30,825
People's United Financial, Inc.	598	7,732
Washington Federal, Inc.	1,475	37,966
		189,769
Schools — 0.1%
American Public Education, Inc.†	1,325	40,386

Security Services — 0.0%
Brink's Co.	225	16,200
Semiconductor Components-Integrated Circuits — 0.0%
Cirrus Logic, Inc.†	250	20,550
Semiconductor Equipment — 0.1%
Cohu, Inc.	525	20,044
Veeco Instruments, Inc.†	1,350	23,436
		43,480
Software Tools — 0.0%
Digital Turbine, Inc.†	375	21,210
Steel Pipe & Tube — 0.0%
Advanced Drainage Systems, Inc.	125	10,448
Steel-Producers — 0.1%
Carpenter Technology Corp.	200	5,824
Commercial Metals Co.	1,275	26,189
		32,013

Steel-Specialty — 0.0%
Allegheny Technologies, Inc.†	1,225	20,543
Telecom Services — 0.1%
Consolidated Communications Holdings, Inc.†	6,413	31,360
ORBCOMM, Inc.†	2,250	16,695
		48,055
Telecommunication Equipment — 0.0%
ADTRAN, Inc.	700	10,339
PC-Tel, Inc.	625	4,106
		14,445
Television — 0.2%
AMC Networks, Inc., Class A†	1,350	48,289
ION Media Networks, Inc.†(1)(2)	2	1,720
Sinclair Broadcast Group, Inc., Class A	2,025	64,496
		114,505
Textile-Products — 0.0%
Albany International Corp., Class A	75	5,507
Theaters — 0.2%
Cinemark Holdings, Inc.	7,350	127,963
Therapeutics — 0.2%
Akebia Therapeutics, Inc.†	12,200	34,160
Flexion Therapeutics, Inc.†	1,850	21,349
La Jolla Pharmaceutical Co.†	525	2,037
Sarepta Therapeutics, Inc.†	150	25,573
		83,119
Transactional Software — 0.1%
Synchronoss Technologies, Inc.†	9,575	45,002
Transport-Marine — 0.0%
Diamond S Shipping, Inc.†	450	2,997
Dorian LPG, Ltd.†	19	232
		3,229
Transport-Services — 0.1%
Echo Global Logistics, Inc.†	925	24,808
Hub Group, Inc., Class A†	350	19,950
		44,758
Transport-Truck — 0.1%
ArcBest Corp.	1,425	60,805
Schneider National, Inc., Class B	250	5,175
		65,980
Vitamins & Nutrition Products — 0.0%
Herbalife Nutrition, Ltd.†	350	16,818
USANA Health Sciences, Inc.†	150	11,565
		28,383
Water — 0.1%
American States Water Co.	525	41,743
Web Hosting/Design — 0.0%
NIC, Inc.	425	10,978
Wireless Equipment — 0.1%
Maxar Technologies, Inc.	925	35,696
X-Ray Equipment — 0.1%
Varex Imaging Corp.†	1,825	30,441
Total Common Stocks (cost $26,658,799)		39,494,763
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.5%
Diversified Banking Institutions — 0.5%
Credit Suisse Group AG 6.25% due 12/18/2024*(3) (cost $258,166)	$250,000	273,094
ASSET BACKED SECURITIES — 5.3%
Diversified Financial Services — 5.3%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.32% (1 ML+0.17%) due 01/25/2037(4)	1,222	1,465
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.58% due 09/18/2025	15,000	15,568
Angel Oak Mtg. Trust VRS Series 2020-3, Class A1 1.69% due 04/25/2065*(4)(5)	42,013	42,288
Angel Oak Mtg. Trust VRS Series 2020-R1, Class A1 0.99% due 04/25/2053*(4)(5)	50,000	50,010
Angel Oak Mtg. Trust VRS Series 2019-3, Class A1 2.93% due 05/25/2059*(4)(5)	24,062	24,407
Apidos CLO FRS Series 2015-21A, Class A1R 1.15% (3 ML+0.93%) due 07/18/2027*(15)	237,710	236,798
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 1.72% (1 ML+1.58%)
due 10/25/2034	1,624	1,659
BANK VRS Series 2018-BN14, Class XA 0.52% due 09/15/2060(5)(6)(7)	976,979	29,374
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(5)	44,815	46,392
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(5)	44,871	45,419
Bayview Opportunity Master Fund Trust VRS Series 2017-RT6, Class A 3.50% due 10/28/2057*(5)	44,509	45,770
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(5)	45,442	47,269

Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 2.86% due 02/25/2036(4)(5)	14,238	13,197
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.51% due 07/15/2051(5)(6)(7)	121,766	3,436
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.52% due 01/15/2051(5)(6)(7)	98,947	2,890
Benchmark Mtg. Trust VRS Series 2019-B10, Class XA 1.23% due 03/15/2062(5)(6)(7)	111,542	8,741
Benchmark Mtg. Trust VRS Series 2020-B22, Class XA 1.52% due 01/15/2054(5)(6)(7)	100,000	12,609
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.88% due 07/25/2049*(4)(8)	31,311	32,251
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(4)(5)	38,412	39,198
Citigroup Commercial Mtg. Trust Series 2014-GC21, Class A5 3.86% due 05/10/2047(6)	20,000	21,858
Citigroup Mtg. Loan Trust, Inc. Series 2019-E, Class A1 3.23% due 11/25/2070*(8)	93,207	93,658
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 3.99% (1 Yr USTYCR+2.40%) due 03/25/2036(4)	8,056	8,062
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(6)	35,000	38,218
Commercial Mtg. Trust Series 2014-UBS5, Class A4 3.84% due 09/10/2047(6)	43,000	47,452
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(6)	41,382	44,743
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(6)	100,000	106,999
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(4)	5,151	3,916
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.75% due 06/15/2057(5)(6)(7)	299,729	7,987
CSAIL Commercial Mtg. Trust Series 2016-C6, Class ASB 2.96% due 01/15/2049(6)	30,000	31,755
DBJPM Mtg. Trust Series 2016-C3, Class A5 2.89% due 08/10/2049(6)	40,000	43,682
DBJPM Mtg. Trust Series 2016-C1, Class ASB 3.04% due 05/10/2049(6)	25,000	26,592
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A2II 3.08% due 07/25/2047*	48,500	48,759
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	48,875	51,323
Drive Auto Receivables Trust Series 2019-4, Class D 2.70% due 02/16/2027	10,000	10,315
Exeter Automobile Receivables Trust Series 2019-4A, Class D 2.58% due 09/15/2025*	25,000	25,711
Exeter Automobile Receivables Trust Series 2020-1A, Class D 2.73% due 12/15/2025*	10,000	10,373
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 2.26% due 05/25/2035(4)(5)	12,941	12,897
GS Mtg. Securities Corp. VRS Series 2018-GS10, Class XA 0.33% due 07/10/2051(5)(6)(7)	992,356	23,199
GS Mtg. Securities Trust Series 2016-GS2, Class A4 3.05% due 05/10/2049(6)	31,000	33,659
GS Mtg. Securities Trust Series 2014-GC26, Class AAB 3.37% due 11/10/2047(6)	35,680	37,515
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(6)	40,000	43,539
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 3.13% due 03/25/2047(4)(5)	3,240	2,616
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A1 3.41% due 01/25/2036(4)(5)	5,697	5,730
Honda Auto Receivables Owner Trust Series 2019-3, Class A3 1.78% due 08/15/2023	15,000	15,245
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.69% (1 ML+0.54%) due 05/25/2035(4)	8,070	8,120
JPMBB Commercial Mtg. Securities Trust Series 2015-C29, Class A4 3.61% due 05/15/2048(6)	39,000	43,478
JPMBB Commercial Mtg. Securities Trust Series 2014-C19, Class A4 4.00% due 04/15/2047(6)	60,000	65,653
JPMCC Commercial Mtg. Securities Trust Series 2020-NNN, Class AFX 2.81% due 01/16/2037*(6)	10,000	10,397

JPMDB Commercial Mtg. Securities Trust Series 2016-C4, Class A3 3.14% due 12/15/2049(6)	30,000	33,373
Legacy Mtg. Asset Trust Series 2018-GS1, Class A1 4.00% due 03/25/2058*(8)	81,352	81,630
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 2.69% due 12/25/2034(4)(5)	3,258	3,301
Mill City Mtg. Loan Trust VRS Series 2017-3, Class A1 2.75% due 01/25/2061*(5)	43,983	45,117
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.00% due 12/15/2047(5)(6)(7)	65,452	1,970
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(4)	7,139	4,712
MortgageIT Trust FRS Series 2005-4, Class A1 0.71% (1 ML+0.28%) due 10/25/2035(4)	14,025	14,237
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 0.90% (1 ML + 0.75%) due 01/25/2048*(4)	47,447	47,491
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 1.65% (1 ML+1.50%) due 06/25/2057*(4)	34,370	34,777
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(4)(5)	40,375	43,635
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(4)(5)	44,602	47,432
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(4)(5)	40,048	43,462
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(4)(5)	51,340	55,455
Nomura Asset Acceptance Corp. Alternative Loan Trust VRS Series 2006-AF1, Class 3A1 3.78% due 06/25/2036(4)(5)	18,455	15,956
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(4)(5)	4,477	4,656
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	18,785	18,809
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.25% (1 ML+0.10%) due 02/25/2037	8,111	5,104
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(8)	60,263	25,905
Santander Drive Auto Receivables Trust Series 2020-4, Class D 1.48% due 01/15/2027	5,000	5,049
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.28% (1 ML+0.13%) due 05/25/2037	21,532	17,707
Sequoia Mtg. Trust VRS Series 2007-1, Class 2A1 2.83% due 02/20/2047(4)(5)	14,651	13,039
SG Commercial Mtg. Securities Trust Series 2020-COVE, Class A 2.63% due 03/15/2037*(6)	30,000	30,931
Shackleton CLO, Ltd. FRS Series 2015-8A, Class A1R 1.14% (3 ML+0.92%) due 10/20/2027*(15)	243,348	242,042
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.65% (1 ML+0.25%) due 11/25/2036	50,000	47,138
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(5)	49,175	50,957
Towd Point Mtg. Trust VRS Series 2017-6, Class A1
2.75% due 10/25/2057*(5)	53,892	55,486
VOLT LXXXVIII LLC Series 2020-NPLS, Class A1 2.98% due 03/25/2050*(8)	89,123	89,223
Wells Fargo Commercial Mtg. Trust Series 2015-NXS1, Class ASB 2.93% due 05/15/2048(6)	36,575	37,870
Wells Fargo Commercial Mtg. Trust Series 2015-P2, Class A4 3.81% due 12/15/2048(6)	35,000	39,762
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(6)	30,000	32,546
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 2.79% due 10/25/2036(4)(5)	4,323	3,937
Westlake Automobile Receivables Trust Series 2020-3A, Class D 1.65% due 02/17/2026*	10,000	10,119
Westlake Automobile Receivables Trust Series 2019-3A, Class D 2.72% due 11/15/2024*	20,000	20,540

Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	17,143	17,194
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(6)	35,000	38,341
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(6)	36,000	39,612
Total Asset Backed Securities (cost $2,876,523)		2,940,707

U.S. CORPORATE BONDS & NOTES — 8.1%
Aerospace/Defense — 0.1%
Boeing Co. Senior Notes 5.04% due 05/01/2027	5,000	5,845
Boeing Co. Senior Notes 5.15% due 05/01/2030	15,000	18,154
General Dynamics Corp. Company Guar. Bonds 4.25% due 04/01/2040	5,000	6,509
Northrop Grumman Corp. Senior Bonds 5.15% due 05/01/2040	10,000	13,822
Raytheon Technologies Corp. Senior Notes 3.95% due 08/16/2025	10,000	11,469
Raytheon Technologies Corp. Senior Notes 4.45% due 11/16/2038	5,000	6,305
Raytheon Technologies Corp. Senior Notes 4.63% due 11/16/2048	5,000	6,788
		68,892
Aerospace/Defense-Equipment — 0.0%
L3Harris Technologies, Inc. Senior Notes 3.85% due 06/15/2023	13,000	14,042
Agricultural Operations — 0.0%
Archer-Daniels-Midland Co. Senior Notes 3.25% due 03/27/2030	5,000	5,782
Apparel Manufacturers — 0.0%
William Carter Co. Company Guar. Notes 5.63% due 03/15/2027*	5,000	5,263
Applications Software — 0.1%
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	10,000	13,733
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	15,000	16,020
		29,753
Auto-Cars/Light Trucks — 0.1%
General Motors Co. Senior Notes 6.13% due 10/01/2025	30,000	36,389
Banks-Commercial — 0.0%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	15,000	15,490
Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 2.10% due 10/24/2024	10,000	10,620
State Street Corp. Senior Notes 2.35% due 11/01/2025	15,000	16,009
State Street Corp. Senior Notes 2.90% due 03/30/2026	5,000	5,447
		32,076
Banks-Super Regional — 0.3%
Fifth Third Bancorp Senior Notes 2.38% due 01/28/2025	10,000	10,642
PNC Financial Services Group, Inc. Senior Notes 2.20% due 11/01/2024	20,000	21,256
Wells Fargo & Co. Senior Notes 2.41% due 10/30/2025	10,000	10,574
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	55,000	60,938
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	25,000	25,714
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	15,000	16,375
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	5,000	6,660
		152,159
Beverages-Non-alcoholic — 0.0%
PepsiCo, Inc. Senior Notes 3.63% due 03/19/2050	10,000	12,689
Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	20,000	22,753

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	10,000	13,086
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	15,000	20,378
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	5,000	5,196
Constellation Brands, Inc. Company Guar. Notes 3.15% due 08/01/2029	10,000	11,137
Constellation Brands, Inc. Company Guar. Bonds 3.60% due 02/15/2028	10,000	11,423
Constellation Brands, Inc. Company Guar. Notes 4.40% due 11/15/2025	5,000	5,806
		89,779
Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	2,000	2,182
Discovery Communications LLC Company Guar. Notes 3.95% due 03/20/2028	5,000	5,739
Discovery Communications LLC Company Guar. Notes 4.00% due 09/15/2055*	21,000	23,505
		31,426
Building & Construction Products-Misc. — 0.0%
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	10,000	10,050
Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*	5,000	5,349
		15,399
Building Products-Air & Heating — 0.0%
Carrier Global Corp. Senior Notes 2.70% due 02/15/2031	5,000	5,372
Building-Residential/Commercial — 0.1%
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	30,000	35,697
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	10,000	11,225
		46,922
Cable/Satellite TV — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.25% due 02/01/2031*	5,000	5,269
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	10,000	10,612
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	2,000	2,064
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 2.30% due 02/01/2032	40,000	40,046
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	20,000	23,888
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.13% due 07/01/2049	5,000	6,103
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.75% due 04/01/2048	5,000	6,542
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	7,000	9,901
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	10,000	11,354
Comcast Corp. Company Guar. Notes 3.75% due 04/01/2040	5,000	6,040
Comcast Corp. Company Guar. Notes
4.05% due 11/01/2052	5,000	6,395
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	5,000	6,275
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	5,000	6,589
Comcast Corp. Company Guar. Notes 4.95% due 10/15/2058	10,000	15,183
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	32,000	34,695

Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	10,000	11,718
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	10,000	13,348
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	5,000	6,864
		222,886
Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	5,000	5,350
Cellular Telecom — 0.2%
T-Mobile USA, Inc. Senior Sec. Notes 2.05% due 02/15/2028*	35,000	36,405
T-Mobile USA, Inc. Senior Sec. Notes 3.30% due 02/15/2051*	5,000	5,144
T-Mobile USA, Inc. Senior Sec. Notes 3.50% due 04/15/2025*	10,000	11,050
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030*	15,000	17,373
T-Mobile USA, Inc. Senior Sec. Notes 4.50% due 04/15/2050*	5,000	6,167
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2026	30,000	31,050
		107,189
Chemicals-Diversified — 0.1%
Dow Chemical Co. Senior Notes 4.80% due 05/15/2049	5,000	6,753
DuPont de Nemours, Inc. Senior Notes 4.21% due 11/15/2023	15,000	16,549
LYB International Finance III LLC Company Guar. Notes 1.25% due 10/01/2025	5,000	5,087
LYB International Finance III LLC Company Guar. Notes 3.80% due 10/01/2060	5,000	5,370
		33,759
Commercial Services-Finance — 0.1%
Equifax, Inc. Senior Notes 2.60% due 12/15/2025	5,000	5,397
Global Payments, Inc. Senior Notes 2.90% due 05/15/2030	10,000	10,889
Global Payments, Inc. Senior Notes 3.20% due 08/15/2029	5,000	5,533
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	25,000	27,182
		49,001
Computer Services — 0.1%
Booz Allen Hamilton, Inc. Company Guar. Notes 3.88% due 09/01/2028*	25,000	25,750
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025*	5,000	5,590
		31,340
Computers — 0.1%
Apple, Inc. Senior Notes 2.20% due 09/11/2029	20,000	21,594
Apple, Inc. Senior Notes 3.45% due 02/09/2045	5,000	6,068
HP, Inc. Senior Notes 2.20% due 06/17/2025	5,000	5,294
HP, Inc. Senior Notes 3.00% due 06/17/2027	5,000	5,517
		38,473
Consulting Services — 0.0%
Gartner, Inc. Company Guar. Notes 3.75% due 10/01/2030*	5,000	5,269
Gartner, Inc. Company Guar. Notes 4.50% due 07/01/2028*	10,000	10,550
		15,819
Consumer Products-Misc. — 0.0%
Kimberly-Clark Corp. Senior Notes 3.10% due 03/26/2030	5,000	5,758
Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	40,000	42,600
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Senior Notes 3.75% due 05/21/2029	3,000	3,522
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	5,000	5,951

Fiserv, Inc. Senior Notes 2.25% due 06/01/2027	40,000	42,630
		52,103
Decision Support Software — 0.1%
MSCI, Inc. Company Guar. Notes 3.88% due 02/15/2031*	10,000	10,575
MSCI, Inc. Company Guar. Notes 5.38% due 05/15/2027*	25,000	26,687
		37,262
Diversified Banking Institutions — 1.1%
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	20,000	21,321
Bank of America Corp. Senior Notes 2.50% due 02/13/2031	10,000	10,621
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	70,000	77,063
Bank of America Corp. Senior Notes 4.08% due 03/20/2051	30,000	37,886
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	15,000	20,704
Citigroup, Inc. Senior Notes 2.31% due 11/04/2022	15,000	15,240
Citigroup, Inc. Senior Notes 2.70% due 10/27/2022	10,000	10,400
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	55,000	59,795
Citigroup, Inc. Senior Notes 4.08% due 04/23/2029	5,000	5,864
Citigroup, Inc. Senior Notes 4.41% due 03/31/2031	10,000	12,127
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	15,000	15,580
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	30,000	34,723
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	5,000	6,102
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	5,000	7,831
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	3,000	4,590
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	10,000	10,966
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2041	5,000	5,589
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2051	5,000	5,567
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	15,000	16,175
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	34,000	35,758
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	40,000	45,491
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	15,000	17,400
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	15,000	16,271
Morgan Stanley Senior Notes
1.79% due 02/13/2032	30,000	30,214
Morgan Stanley Senior Notes 2.63% due 11/17/2021	25,000	25,493
Morgan Stanley Senior Notes 2.70% due 01/22/2031	30,000	32,663
Morgan Stanley Senior Notes 3.13% due 07/27/2026	5,000	5,589
Morgan Stanley Senior Notes 3.70% due 10/23/2024	15,000	16,692
		603,715
Diversified Manufacturing Operations — 0.2%
General Electric Co. Senior Notes 3.63% due 05/01/2030	30,000	34,286
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.90% due 02/21/2021	65,000	65,206
		99,492
Drug Delivery Systems — 0.1%
Becton Dickinson & Co. Senior Notes 2.82% due 05/20/2030	10,000	10,991

Becton Dickinson & Co. Senior Notes 3.36% due 06/06/2024	25,000	27,177
		38,168
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 3.80% due 12/05/2024	55,000	61,828
Electric-Distribution — 0.1%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	10,000	11,887
Connecticut Light & Power Co. 1st Mtg. Notes 4.00% due 04/01/2048	5,000	6,474
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048	8,000	10,159
Sempra Energy Senior Notes 3.40% due 02/01/2028	12,000	13,667
Sempra Energy Senior Notes 3.80% due 02/01/2038	10,000	11,583
		53,770
Electric-Integrated — 0.6%
AES Corp. Senior Notes 3.30% due 07/15/2025*	10,000	10,900
Alabama Power Co. Senior Notes 4.15% due 08/15/2044	5,000	6,343
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	5,000	5,716
Cleco Corporate Holdings LLC Senior Notes 3.38% due 09/15/2029	10,000	10,270
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	10,000	11,419
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	5,000	6,038
Duke Energy Progress LLC 1st Mtg. Notes 4.38% due 03/30/2044	15,000	19,268
Evergy, Inc. Senior Notes 2.45% due 09/15/2024	5,000	5,302
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	10,000	10,961
Exelon Corp. Senior Notes 3.95% due 06/15/2025	15,000	16,968
FirstEnergy Corp. Senior Notes 2.25% due 09/01/2030	10,000	9,673
Florida Power & Light Co. 1st Mtg. Bonds 3.99% due 03/01/2049	2,000	2,603
Georgia Power Co. Senior Notes 2.10% due 07/30/2023	10,000	10,445
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	10,000	12,699
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	10,000	10,900
IPALCO Enterprises, Inc. Senior Sec. Notes 4.25% due 05/01/2030*	25,000	28,861
MidAmerican Energy Co. 1st Mtg. Notes 3.15% due 04/15/2050	10,000	11,496
MidAmerican Energy Co. 1st Mtg. Bonds 3.65% due 08/01/2048	5,000	6,113
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.25% due 06/01/2030	10,000	10,484
Pacific Gas & Electric Co. 1st Mtg. Notes
2.50% due 02/01/2031	25,000	25,091
Public Service Electric & Gas Co. 1st Mtg. Notes 3.95% due 05/01/2042	10,000	12,312
Public Service Enterprise Group, Inc. Senior Notes 2.88% due 06/15/2024	10,000	10,765
Puget Energy, Inc. Senior Sec. Notes 3.65% due 05/15/2025	15,000	16,542
Puget Energy, Inc. Senior Sec. Notes 4.10% due 06/15/2030	10,000	11,307
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	3,000	4,728
Southern California Edison Co. 1st Mtg. Bonds 2.25% due 06/01/2030	5,000	5,206
Southern California Edison Co. 1st Mtg. Notes 2.85% due 08/01/2029	10,000	10,880
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047	3,000	3,524
Southern Co. Senior Notes 2.95% due 07/01/2023	5,000	5,295
Southern Co. Senior Notes 3.25% due 07/01/2026	10,000	11,218

Southern Co. Senior Notes 3.70% due 04/30/2030	20,000	23,159
		346,486
Electric-Transmission — 0.0%
ITC Holdings Corp. Senior Notes 2.95% due 05/14/2030*	15,000	16,396
Oncor Electric Delivery Co. LLC Senior Sec. Notes 3.10% due 09/15/2049	4,000	4,561
		20,957
Electronic Components-Semiconductors — 0.2%
Broadcom, Inc. Company Guar. Notes 3.15% due 11/15/2025	15,000	16,379
Broadcom, Inc. Company Guar. Notes 5.00% due 04/15/2030	45,000	54,703
Intel Corp. Senior Notes 2.45% due 11/15/2029	10,000	10,848
Intel Corp. Senior Notes 4.10% due 05/19/2046	7,000	8,910
Microchip Technology, Inc. Senior Sec. Notes 2.67% due 09/01/2023*	15,000	15,688
NVIDIA Corp. Senior Bonds 3.50% due 04/01/2040	10,000	12,009
		118,537
Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 3.85% due 04/01/2060	20,000	24,594
Oracle Corp. Senior Notes 4.00% due 11/15/2047	15,000	18,524
		43,118
Finance-Consumer Loans — 0.0%
Navient Corp. Senior Notes 7.25% due 09/25/2023	8,000	8,768
Finance-Credit Card — 0.0%
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	15,000	16,430
Mastercard, Inc. Senior Notes 3.35% due 03/26/2030	5,000	5,814
		22,244
Finance-Other Services — 0.1%
GTP Acquisition Partners I LLC Sec. Notes 3.48% due 06/15/2050*	45,000	48,246
Food-Confectionery — 0.0%
Mondelez International, Inc. Senior Notes 1.50% due 05/04/2025	5,000	5,171
Mondelez International, Inc. Senior Notes 1.50% due 02/04/2031	10,000	9,880
		15,051
Food-Misc./Diversified — 0.1%
Conagra Brands, Inc. Senior Notes 1.38% due 11/01/2027	30,000	30,277
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	5,000	5,595
Kellogg Co. Senior Notes 3.40% due 11/15/2027	15,000	16,965
		52,837
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 3.38% due 08/15/2030	25,000	26,005
Service Corp. International Senior Notes 5.13% due 06/01/2029	15,000	16,613
		42,618
Gas-Distribution — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	9,000	9,698
Dominion Energy Gas Holdings LLC Senior Notes 2.50% due 11/15/2024	10,000	10,699
NiSource, Inc. Senior Notes 3.49% due 05/15/2027	10,000	11,339
NiSource, Inc. Senior Notes 3.60% due 05/01/2030	20,000	23,143
		54,879
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*	30,000	31,299
Independent Power Producers — 0.0%
NRG Energy, Inc. Senior Sec. Notes 2.00% due 12/02/2025*	10,000	10,370

NRG Energy, Inc. Senior Sec. Notes 2.45% due 12/02/2027*	10,000	10,528
		20,898
Insurance Brokers — 0.2%
Aon Corp. Company Guar. Notes 2.20% due 11/15/2022	10,000	10,336
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	20,000	22,183
Marsh & McLennan Cos., Inc. Senior Notes 3.88% due 03/15/2024	10,000	11,029
Marsh & McLennan Cos., Inc. Senior Notes 4.38% due 03/15/2029	5,000	6,088
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	30,000	32,757
		82,393
Insurance-Life/Health — 0.1%
Brighthouse Financial, Inc. Senior Notes 5.63% due 05/15/2030	35,000	43,207
Unum Group Senior Notes 4.50% due 03/15/2025	5,000	5,663
Unum Group Senior Notes 4.50% due 12/15/2049	13,000	13,699
		62,569
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 3.73% due 10/15/2070*	3,000	3,312
New York Life Global Funding Sec. Notes 2.00% due 01/22/2025*	15,000	15,782
New York Life Insurance Co. Sub. Notes 3.75% due 05/15/2050*	5,000	5,981
		25,075
Insurance-Property/Casualty — 0.0%
Progressive Corp. Senior Notes 3.20% due 03/26/2030	10,000	11,516
Internet Security — 0.0%
NortonLifeLock, Inc. Senior Notes 5.00% due 04/15/2025*	20,000	20,400
Machinery-General Industrial — 0.0%
Otis Worldwide Corp. Senior Notes 2.57% due 02/15/2030	20,000	21,477
Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 1.90% due 06/01/2025	5,000	5,252
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	20,000	22,697
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2028	5,000	5,889
		33,838
Medical Products — 0.0%
Baxter International, Inc. Senior Notes 3.95% due 04/01/2030*	5,000	5,976
Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 1.90% due 02/21/2025	5,000	5,256
Amgen, Inc. Senior Notes 2.20% due 02/21/2027	5,000	5,360
Amgen, Inc. Senior Notes 2.30% due 02/25/2031	25,000	26,665
Amgen, Inc. Senior Notes
2.45% due 02/21/2030	10,000	10,708
Amgen, Inc. Senior Notes 3.15% due 02/21/2040	20,000	22,016
Amgen, Inc. Senior Notes 3.38% due 02/21/2050	5,000	5,586
Gilead Sciences, Inc. Senior Notes 1.65% due 10/01/2030	20,000	20,069
		95,660
Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	20,000	22,414
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049	10,000	12,538
AbbVie, Inc. Senior Notes 4.63% due 10/01/2042	5,000	6,349
Bristol-Myers Squibb Co. Senior Notes 0.75% due 11/13/2025	20,000	20,137
Bristol-Myers Squibb Co. Senior Notes 2.55% due 11/13/2050	15,000	15,314

Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029	10,000	11,642
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	20,000	22,455
Pfizer, Inc. Senior Notes 1.70% due 05/28/2030	10,000	10,383
Pfizer, Inc. Senior Notes 2.63% due 04/01/2030	5,000	5,581
		126,813
Medical-Generic Drugs — 0.0%
Upjohn, Inc. Company Guar. Notes 1.65% due 06/22/2025*	5,000	5,172
Upjohn, Inc. Company Guar. Notes 2.30% due 06/22/2027*	5,000	5,323
		10,495

Medical-HMO — 0.2%
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	15,000	20,802
Centene Corp. Senior Notes 3.38% due 02/15/2030	10,000	10,521
Centene Corp. Senior Notes 4.63% due 12/15/2029	30,000	33,306
UnitedHealth Group, Inc. Senior Notes 2.38% due 08/15/2024	10,000	10,659
UnitedHealth Group, Inc. Senior Notes 2.88% due 08/15/2029	10,000	11,367
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	10,000	11,896
		98,551

Medical-Hospitals — 0.0%
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	15,000	15,938
Sutter Health Notes 3.36% due 08/15/2050	5,000	5,443
		21,381
Multimedia — 0.0%
Walt Disney Co. Company Guar. Notes 2.65% due 01/13/2031	15,000	16,445
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 2.50% due 11/15/2050	5,000	5,052
Office Automation & Equipment — 0.0%
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.25% due 02/15/2029	20,000	20,394
Oil Companies-Exploration & Production — 0.0%
Hess Corp. Senior Notes 7.13% due 03/15/2033	3,000	3,918
Hess Corp. Senior Notes 7.30% due 08/15/2031	10,000	13,083
SM Energy Co. Senior Notes 6.13% due 11/15/2022	7,000	6,755
		23,756
Oil Companies-Integrated — 0.0%
Exxon Mobil Corp. Senior Notes 4.23% due 03/19/2040	5,000	6,227
Exxon Mobil Corp. Senior Notes 4.33% due 03/19/2050	3,000	3,928
		10,155
Oil Refining & Marketing — 0.1%
Marathon Petroleum Corp. Senior Notes 4.70% due 05/01/2025	15,000	17,184
Phillips 66 Company Guar. Notes 2.15% due 12/15/2030	7,000	7,106
Valero Energy Corp. Senior Notes 2.15% due 09/15/2027	35,000	35,762
Valero Energy Corp. Senior Notes 4.00% due 04/01/2029	5,000	5,625
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	5,000	5,827
		71,504
Oil-Field Services — 0.0%
Halliburton Co. Senior Notes 4.85% due 11/15/2035	5,000	5,835
Pharmacy Services — 0.1%
CVS Health Corp Senior Notes 4.13% due 04/01/2040	20,000	23,993
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	5,000	6,732

CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	6,660	8,077
		38,802
Pipelines — 0.3%
Energy Transfer Operating LP Company Guar. Notes 4.95% due 06/15/2028	10,000	11,526
Energy Transfer Operating LP Company Guar. Notes 5.15% due 03/15/2045	5,000	5,418
Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029	5,000	5,838
Energy Transfer Operating LP Company Guar. Notes 6.13% due 12/15/2045	30,000	35,439
Kinder Morgan Energy Partners LP Company Guar. Notes 3.50% due 03/01/2021	10,000	10,000
MPLX LP Senior Notes 1.75% due 03/01/2026	5,000	5,175
MPLX LP Senior Notes 4.70% due 04/15/2048	10,000	11,859
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	6,082
ONEOK, Inc. Company Guar. Notes 4.00% due 07/13/2027	5,000	5,575
ONEOK, Inc. Company Guar. Bonds 4.45% due 09/01/2049	5,000	5,259
ONEOK, Inc. Company Guar. Notes 5.85% due 01/15/2026	5,000	5,992
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	10,000	11,205
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030*	10,000	11,853
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.00% due 10/01/2027	5,000	5,491
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	5,000	5,168
Williams Companies, Inc. Senior Notes 5.80% due 11/15/2043	5,000	6,525
		148,405
Real Estate Investment Trusts — 0.2%
American Tower Corp. Senior Notes 1.50% due 01/31/2028	15,000	15,094
American Tower Corp. Senior Notes 2.40% due 03/15/2025	5,000	5,315
American Tower Corp. Senior Notes 2.95% due 01/15/2051	10,000	10,024
Brixmor Operating Partnership LP Senior Notes 4.05% due 07/01/2030	15,000	17,217
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.00% due 01/15/2031	20,000	21,824
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	10,000	11,569
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2050*	25,000	26,616
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	25,000	26,512
		134,171
Rental Auto/Equipment — 0.0%
United Rentals North America, Inc. Company Guar. Notes 5.50% due 05/15/2027	10,000	10,700
Retail-Auto Parts — 0.0%
AutoZone, Inc. Senior Notes 3.63% due 04/15/2025	15,000	16,802
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Bonds 3.30% due 04/15/2040	20,000	23,572
Lowe's Cos., Inc. Senior Notes 1.70% due 10/15/2030	25,000	25,329
Lowe's Cos., Inc. Senior Notes 3.70% due 04/15/2046	5,000	5,929
		54,830
Retail-Pawn Shops — 0.0%
FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	15,000	15,469
Retail-Restaurants — 0.1%
McDonald's Corp. Senior Notes 3.35% due 04/01/2023	5,000	5,326
McDonald's Corp. Senior Notes 3.63% due 09/01/2049	5,000	5,868

McDonald's Corp. Senior Notes 4.20% due 04/01/2050	10,000	12,856
		24,050
Schools — 0.0%
Howard University Notes 2.39% due 10/01/2027	5,000	5,098
Howard University Notes 2.80% due 10/01/2030	10,000	10,434
Howard University Notes 2.90% due 10/01/2031	5,000	5,272
		20,804
Semiconductor Components-Integrated Circuits — 0.0%
QUALCOMM, Inc. Senior Notes 4.65% due 05/20/2035	5,000	6,688
QUALCOMM, Inc. Senior Notes 4.80% due 05/20/2045	5,000	7,114
		13,802
Steel-Producers — 0.0%
Steel Dynamics, Inc. Senior Notes 2.80% due 12/15/2024	10,000	10,751
Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 3.50% due 02/01/2061	10,000	9,960
AT&T, Inc. Senior Notes 3.55% due 09/15/2055*	34,000	33,885
AT&T, Inc. Senior Notes 3.65% due 06/01/2051	25,000	26,177
AT&T, Inc. Senior Notes 3.80% due 12/01/2057*	7,000	7,314
Verizon Communications, Inc. Senior Notes 2.65% due 11/20/2040	10,000	10,098
Verizon Communications, Inc. Senior Notes 2.88% due 11/20/2050	5,000	5,038
Verizon Communications, Inc. Senior Notes 3.00% due 11/20/2060	5,000	5,050
Verizon Communications, Inc. Senior Notes 4.00% due 03/22/2050	5,000	6,050
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	17,000	21,085
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	10,000	13,041
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	10,000	13,046
		150,744
Television — 0.1%
ViacomCBS, Inc. Senior Notes 4.20% due 05/19/2032	5,000	6,026
ViacomCBS, Inc. Senior Notes 4.95% due 01/15/2031	30,000	37,654
		43,680
Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 2.35% due 05/06/2025	5,000	5,312
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	5,000	5,282
Altria Group, Inc. Company Guar. Notes 5.80% due 02/14/2039	20,000	26,352
Altria Group, Inc. Company Guar. Notes 5.95% due 02/14/2049	3,000	4,203
BAT Capital Corp. Company Guar. Notes
2.26% due 03/25/2028	25,000	25,951
BAT Capital Corp. Company Guar. Notes 2.79% due 09/06/2024	15,000	16,035
BAT Capital Corp. Company Guar. Notes 3.46% due 09/06/2029	5,000	5,454
Philip Morris International, Inc. Senior Notes 2.10% due 05/01/2030	15,000	15,644
		104,233
Transactional Software — 0.0%
Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*	10,000	10,238
Transport-Rail — 0.0%
Union Pacific Corp. Senior Notes 2.97% due 09/16/2062*	5,000	5,222
Union Pacific Corp. Senior Notes 3.25% due 02/05/2050	10,000	11,400
		16,622
Transport-Services — 0.0%
FedEx Corp. Company Guar. Notes 3.30% due 03/15/2027	10,000	11,204

FedEx Corp. Company Guar. Notes 4.25% due 05/15/2030	5,000		6,075
			17,279
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.70% due 11/01/2024*	15,000		16,070
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.00% due 07/15/2025*	10,000		11,340
			27,410
Water — 0.0%
American Water Capital Corp. Senior Notes 2.80% due 05/01/2030	5,000		5,520
American Water Capital Corp. Senior Notes 4.15% due 06/01/2049	5,000		6,620
			12,140
Total U.S. Corporate Bonds & Notes (cost $4,215,505)			4,526,101
FOREIGN CORPORATE BONDS & NOTES — 0.5%
Cellular Telecom — 0.0%
Vodafone Group PLC Senior Notes 6.15% due 02/27/2037	10,000		14,417
Diversified Banking Institutions — 0.0%
JPMorgan Chase & Co. Senior Notes 3.96% due 01/29/2027	10,000		11,491
JPMorgan Chase & Co. Senior Notes 4.02% due 12/05/2024	7,000		7,711
			19,202
Electronic Components-Misc. — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	10,000		11,125
Electronic Components-Semiconductors — 0.0%
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 4.30% due 06/18/2029*	9,000		10,726
Medical-Biomedical/Gene — 0.1%
Royalty Pharma PLC Company Guar. Notes 2.20% due 09/02/2030*	10,000		10,269
Royalty Pharma PLC Company Guar. Notes 3.30% due 09/02/2040*	5,000		5,257
Royalty Pharma PLC Company Guar. Notes 3.55% due 09/02/2050*	10,000		10,655
			26,181
Medical-Drugs — 0.1%
Bausch Health Cos., Inc. Senior Sec. Notes 5.75% due 08/15/2027*	10,000		10,725
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	5,000		5,066
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	20,000		19,225
			35,016
Metal-Iron — 0.0%
Vale Overseas, Ltd. Company Guar. Notes 3.75% due 07/08/2030	15,000		16,688
Oil Companies-Integrated — 0.1%
Equinor ASA Company Guar. Notes 1.75% due 01/22/2026	5,000		5,252
Equinor ASA Company Guar. Notes 3.63% due 04/06/2040	10,000		11,981
Equinor ASA Company Guar. Bonds 3.70% due 04/06/2050	5,000		6,026
YPF SA Senior Notes 16.50% due 05/09/2022*	ARS	546,996	2,710
			25,969
Pipelines — 0.0%
TransCanada PipeLines, Ltd. Senior Notes
4.10% due 04/15/2030	10,000		11,828
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038	5,000		6,255
			18,083
Retail-Convenience Store — 0.0%
Alimentation Couche-Tard, Inc. Senior Notes 2.95% due 01/25/2030*	5,000		5,464
Semiconductor Components-Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*	15,000		16,919
NXP BV/NXP Funding LLC Company Guar. Notes 5.35% due 03/01/2026*	6,000		7,228
			24,147

SupraNational Banks — 0.0%
Inter-American Development Bank Senior Notes 7.25% due 06/10/2021	MXN	270,000	13,656
Telephone-Integrated — 0.1%
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	35,000		52,206
Tobacco — 0.0%
BAT International Finance PLC Company Guar. Notes 1.67% due 03/25/2026	10,000		10,236
Wireless Equipment — 0.0%
Nokia Oyi Senior Notes 4.38% due 06/12/2027	5,000		5,453
Nokia Oyj Senior Notes 6.63% due 05/15/2039	5,000		6,387
			11,840
Total Foreign Corporate Bonds & Notes (cost $297,126)			294,956
MUNICIPAL BONDS & NOTES — 0.5%
Chicago Transit Authority Revenue Bonds 3.91% due 12/01/2040	5,000		5,626
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	5,000		5,272
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	10,000		10,705
County of Riverside, CA Revenue Bonds 2.86% due 02/15/2026	25,000		26,521
County of Riverside, CA Revenue Bonds 3.12% due 02/15/2029	25,000		26,791
Florida State Board of Administration Finance Corp Revenue Bonds Series A 1.26% due 07/01/2025	25,000		25,573
Metropolitan Transportation Authority Revenue Bonds 4.75% due 11/15/2045	10,000		11,721
Metropolitan Transportation Authority Revenue Bonds Series C2 5.18% due 11/15/2049	30,000		35,153
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	9,000		13,687
New York Transportation Development Corp. Revenue Bonds 4.25% due 09/01/2035	35,000		38,824
Philadelphia Authority for Industrial Development Revenue Bonds Series C 6.55% due 10/15/2028	35,000		45,082
State of California General Obligation Bonds 7.30% due 10/01/2039	5,000		8,253
State of Illinois General Obligation Bonds 4.95% due 06/01/2023	14,182		14,532
State of Illinois General Obligation Bonds 5.56% due 02/01/2021	10,000		10,023
State of Illinois General Obligation Bonds 5.95% due 04/01/2022	5,000		5,293
Total Municipal Bonds & Notes (cost $261,073)			283,056
U.S. GOVERNMENT AGENCIES — 9.3%
Federal Home Loan Mtg. Corp. — 0.5%
Federal Home Loan Mtg. Corp. FRS 2.36% (6 ML+1.49%) due 02/01/2037	341		352
Federal Home Loan Mtg. Corp.
2.50% due 01/01/2028	1,718		1,808
2.50% due 04/01/2028	4,990		5,276
3.50% due 03/01/2042	1,819		1,979
3.50% due 09/01/2043	13,621		14,750
3.50% due 08/01/2048	44,650		47,164
4.00% due 09/01/2040	2,418		2,637
4.50% due 01/01/2039	279		313
5.00% due 07/01/2021	71		74
5.50% due 07/01/2034	2,388		2,776
6.50% due 05/01/2029	320		359
7.50% due 08/01/2023	17		17
7.50% due 04/01/2028	292		331
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K1510, Class X1 0.48% due 01/25/2034(5)(6)(7)	99,889		5,050
Series K064, Class X1 0.74% due 03/25/2027(5)(6)(7)	122,895		4,135
Series K114, Class X1 1.12% due 06/25/2030(5)(6)(7)	99,952		9,181
Series K104, Class X1 1.13% due 01/25/2030(5)(6)(7)	99,883		8,769
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K068, Class A2 3.24% due 08/25/2027(6)	40,000		45,892

Federal Home Loan Mtg. Corp. SCRT Series 2019-3, Class MV 3.50% due 10/25/2058(4)	4,746	5,297
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2018-DNA3, Class M1 0.90% (1 ML+0.75%) due 09/25/2048*(4)	59	59
Series 2018-HRP1, Class M2 1.80% (1 ML+1.65%) due 04/25/2043*(4)	4,213	4,144
Series 2019-HQA3, Class M2 2.00% (1 ML + 1.85%) due 09/25/2049*(4)	7,092	7,002
Series 2019-DNA3, Class M2 2.20% (1 ML + 2.05%) due 07/25/2049*(4)	13,013	12,940
Series 2019-HQA1, Class M2 2.50% (1 ML + 2.35%) due 02/25/2049*(4)	18,098	18,052
Series 2019-DNA2, Class M2 2.60% (1 ML+2.45%) due 03/25/2049*(4)	13,934	13,898
Federal Home Loan Mtg. Corp., REMIC
Series 4122, Class AB 1.50% due 10/15/2042(4)	9,182	9,209
Series 4216, Class KQ 1.70% due 10/15/2039(4)	8,789	8,915
Series 3964, Class MD 2.00% due 01/15/2041(4)	324	332
Series 4961, Class JB 2.50% due 12/15/2042(4)	15,513	16,184
Series 3883, Class PB 3.00% due 05/15/2041(4)	5,034	5,442
Series 1577, Class PK 6.50% due 09/15/2023(4)	274	289
Series 1226, Class Z 7.75% due 03/15/2022(4)	32	33
		252,659
Federal National Mtg. Assoc. — 1.2%
Fannie Mae Connecticut Avenue Securities FRS Series 2019-R04, Class 2M2 2.25% (1 ML +2.10%) due 06/25/2039*(4)	11,993	11,966
Series 2017-C01, Class 1M2 3.70% (1 ML+3.55%) due 07/25/2029(4)	7,000	7,203
Series 2016-C07, Class 2M2 4.50% (1 ML+4.35%) due 05/25/2029(4)	11,223	11,693
Federal National Mtg. Assoc. FRS 2.33% (12 ML+1.82%) due 10/01/2040	664	693
Federal National Mtg. Assoc. 2.50% due 02/01/2043	48,176	51,524
Federal National Mtg. Assoc. FRS 2.82% (12 ML+1.57%) due 05/01/2037	564	586
Federal National Mtg. Assoc.
2.97% due 06/01/2030	40,000	44,929
3.00% due 01/01/2028	4,143	4,355
3.50% due 08/01/2026	3,968	4,212
3.50% due 09/01/2026	4,362	4,630
3.50% due 10/01/2028	5,790	6,290
4.00% due 11/01/2025	617	655
4.50% due 11/01/2022	212	223
4.50% due 01/01/2039	920	1,033
4.50% due 06/01/2039	10,632	11,565
4.50% due 09/01/2039	1,821	2,020
4.50% due 09/01/2040	3,386	3,756
4.50% due 05/01/2041	1,914	2,150
5.00% due 05/01/2035	344	398
5.00% due 06/01/2040	14,078	16,370
5.00% due 07/01/2040	3,487	3,967
5.50% due 04/01/2021	608	610
5.50% due 12/01/2029	551	616
5.50% due 06/01/2035	41,120	48,285
5.50% due 08/01/2037	7,300	8,581
5.50% due 06/01/2038	2,957	3,476
6.00% due 12/01/2033	2,966	3,547
6.00% due 05/01/2034	215	259
6.00% due 06/01/2040	77	91
6.50% due 10/01/2037	70	79
7.00% due 06/01/2037	2,576	3,008
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2019-R03, Class 1M2 2.30% (1 ML+2.15%) due 09/25/2031*(4)	5,819	5,812
Series 2019-HRP1, Class M2 2.30% (1 ML+2.15%) due 11/25/2039*(4)	7,085	6,977
Federal National Mtg. Assoc., REMIC VRS
Series 2020-M2, Class X 0.33% due 01/25/2030(5)(6)(7)	338,979	7,008
Series 2019-M21, Class X3 1.21% due 06/25/2034(5)(6)(7)	139,374	17,090
Federal National Mtg. Assoc., REMIC
Series 2013-43, Class XP 1.50% due 08/25/2041(4)	10,626	10,823

Series 2012-128, Class PD 1.50% due 06/25/2042(4)	15,349	15,635
Series 2013-77, Class BP 1.70% due 06/25/2043(4)	8,798	8,934
Series 2013-16, Series A 1.75% due 01/25/2040(4)	12,684	12,825
Series 2011-117, Class MA 2.00% due 08/25/2040(4)	2,727	2,783
Series 2012-21, Class PQ 2.00% due 09/25/2041(4)	3,998	4,117
Series 2012-18, Class GA 2.00% due 12/25/2041(4)	7,863	8,124
Series 2015-5, Class EP 2.00% due 06/25/2043(4)	11,224	11,482
Series 2012-75, Class KC 2.50% due 12/25/2041(4)	7,668	7,910
Series 2016-11, Class GA 2.50% due 03/25/2046(4)	7,520	7,896
Series 2019-54, Class KC 2.50% due 09/25/2049(4)	24,611	25,872
Series 2019-41, Class AC 2.50% due 03/25/2053(4)	13,177	13,624
Series 2015-48, Class QB 3.00% due 02/25/2043(4)	11,125	11,546
Series 2016-38, Class NA 3.00% due 01/25/2046(4)	2,633	2,820
Series 2017-34, Class JK 3.00% due 05/25/2047(4)	5,692	5,894
Series 2017-72, Class B 3.00% due 09/25/2047(4)	9,551	10,239
Series 2017-72, Class CD 3.00% due 09/25/2047(4)	11,055	11,875
Series 2019-45, Class PT 3.00% due 08/25/2049(4)	15,071	16,225
Series 2017-96, Class PA 3.00% due 12/25/2054(4)	21,241	22,316
Series 2012-52, Class PA 3.50% due 05/25/2042(4)	5,240	5,682
Series 2017-26, Class CG 3.50% due 07/25/2044(4)	12,071	12,656
Series 2018-38, Class PC 3.50% due 03/25/2045(4)	6,891	7,055
Series 2018-80, Class GD 3.50% due 12/25/2047(4)	10,056	10,621
Series 2018-23, Class LA 3.50% due 04/25/2048(4)	10,612	11,519
Series 2019-7, Class JA 3.50% due 03/25/2049(4)	12,434	13,391
Series 2019-14, Class CA 3.50% due 04/25/2049(4)	10,242	11,173
Series 2017-35, Class AH 3.50% due 04/25/2053(4)	12,668	13,086
Series 2017-84, Class KA 3.50% due 04/25/2053(4)	7,583	7,817
Series 2019-15, Class AB 3.50% due 05/25/2053(4)	10,394	10,947
Series 2018-72, Class BA 3.50% due 07/25/2054(4)	17,138	18,025
Series 2018-19, Class DC 3.50% due 05/25/2056(4)	6,250	6,555
Series 2018-70, Class HA 3.50% due 10/25/2056(4)	12,550	13,426
Series 2019-7, Class CA 3.50% due 11/25/2057(4)	12,354	13,365
Series 2019-12, Class HA 3.50% due 11/25/2057(4)	10,182	10,966
Series 2019-28, Class JA 3.50% due 06/25/2059(4)	12,431	13,823
Series 2017-49, Class JA 4.00% due 07/25/2053(4)	9,175	9,609
		696,313
Government National Mtg. Assoc. — 2.5%
2.00% due 01/21/2051	245,000	256,207
2.50% due January 30 TBA	130,000	137,617
3.00% due January 30 TBA	345,000	360,768
3.50% due January 30 TBA	375,000	397,441
4.00% due 09/15/2041	101,980	108,650
4.00% due January 30 TBA	75,000	79,963
4.50% due 06/15/2041	25,421	28,300
6.00% due 11/15/2031	15,091	16,956
7.00% due 05/15/2033	3,284	3,850
Series 2005-74, Class HB 7.50% due 09/16/2035(4)	57	64
Series 2005-74, Class HC 7.50% due 09/16/2035(4)	986	1,136
9.00% due 11/15/2021	8	8
Government National Mtg. Assoc., REMIC
Series 2015-56, Class LB 1.50% due 04/16/2040(4)	12,392	12,512
Series 2015-151, Class BA 1.70% due 10/20/2045(4)	7,337	7,424
Series 2013-37, Class LG 2.00% due 01/20/2042(4)	10,429	10,706
		1,421,602
Uniform Mtg. Backed Securities — 5.1%
1.50% due January 15 TBA	160,000	164,625
2.00% due January 15 TBA	310,000	324,095
2.00% due January 30 TBA	335,000	347,994
2.00% due February 30 TBA	600,000	622,222
2.50% due January 30 TBA	170,000	179,204
3.00% due January 30 TBA	475,000	497,674
3.50% due January 30 TBA	295,000	311,824
4.00% due January 30 TBA	230,000	245,633
4.50% due January 30 TBA	135,000	146,306
		2,839,577
Total U.S. Government Agencies (cost $5,140,376)		5,210,151

U.S. GOVERNMENT TREASURIES — 7.2%
United States Treasury Bonds — 2.5%
1.00% due 02/15/2048TIPS(9)	21,118	29,386
1.25% due 05/15/2050	114,000	103,419
1.38% due 11/15/2040	15,000	14,831
1.38% due 08/15/2050	40,000	37,463
2.25% due 08/15/2046	50,000	57,074
2.88% due 08/15/2045	750,000	954,229

3.13% due 08/15/2044(12)(13)		120,000	158,264
3.13% due 05/15/2048		25,000	33,559
			1,388,225
United States Treasury Notes — 4.7%
0.38% due 01/15/2027TIPS(9)		70,065	78,182
0.50% due 01/15/2028TIPS(9)		5,278	5,984
0.63% due 01/15/2026TIPS(9)		71,230	79,504
0.63% due 05/15/2030		695,000	679,471
0.63% due 08/15/2030		265,000	258,375
0.75% due 07/15/2028TIPS(9)		15,560	18,095
0.88% due 01/15/2029TIPS(9)		87,654	103,002
2.75% due 08/31/2025		985,000	1,095,197
2.88% due 09/30/2023		60,000	64,455
2.88% due 11/30/2025		240,000	269,466
			2,651,731
Total U.S. Government Treasuries (cost $4,036,903)			4,039,956
FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Sovereign — 0.3%
Commonwealth of Australia Senior Notes 1.75% due 06/21/2051	AUD	20,000	14,672
Government of Israel Bonds 3.75% due 03/31/2047	ILS	80,000	35,483
Government of Romania Bonds 2.63% due 12/02/2040*	EUR	25,000	32,490
Government of Romania Senior Notes 4.63% due 04/03/2049		15,000	24,717
Republic of Hungary Senior Bonds 6.38% due 03/29/2021		6,000	6,081
Republic of Peru Senior Notes 2.39% due 01/23/2026		5,000	5,333
United Mexican States Senior Bonds 4.75% due 03/08/2044		20,000	23,750
Total Foreign Government Obligations (cost $132,524)			142,526
OPTIONS - PURCHASED†(14) — 0.0%
Over the Counter Call Options on Currency Contracts (cost $139,370)		25,759,707	21,982
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†		7,000	78
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)		7,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)		10,000	1
Lehman Brothers Holdings Capital Trust VII 0.00%†(1)		6,000	1
Total Escrows And Litigation Trusts (cost $0)			81
Total Long-Term Investment Securities (cost $44,016,365)			57,227,373
SHORT-TERM INVESTMENT SECURITIES — 3.3%
Foreign Government Obligations — 0.5%
Government of Japan Disc. Notes (0.09%) due 03/15/2021	JPY	26,500,000	256,698
Registered Investment Companies — 2.8%
State Street Institutional Treasury Money Market Fund, Premier Class 0.01%(11)		1,584,352	1,584,352
Total Short-Term Investment Securities (cost $1,838,777)			1,841,050
REPURCHASE AGREEMENTS — 1.6%
Bank of America Securities LLC Joint Repurchase Agreement(10)		185,000	185,000
Barclays Capital, Inc. Joint Repurchase Agreement(10)		145,000	145,000
BNP Paribas SA Joint Repurchase Agreement(10)		145,000	145,000
Deutsche Bank AG Joint Repurchase Agreement(10)		205,000	205,000
RBS Securities, Inc. Joint Repurchase Agreement(10)		190,000	190,000
Total Repurchase Agreements (cost $870,000)			870,000
TOTAL INVESTMENTS (cost $46,725,142)		107,2%	59,938,423
Liabilities in excess of other assets		(7.2)	(4,028,089)
NET ASSETS		100.0%	$55,910,334

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2020, the aggregate value of these securities was $3,503,314 representing 6.3% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2020, the Portfolio held the following restricted securities:

					Value	% of
	Acquistion		Acquistion		Per	Net
Description	Date	Shares	Cost	Value	Share	Assets

Common Stocks
ION Media Networks, Inc.	03/05/2014	2	$0	$1,720	$859.78	0.00%

(3)	Perpetual maturity - maturity date reflects the next call date.

(4)	Collateralized Mortgage Obligation
(5)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(6)	Commercial Mortgage Backed Security
(7)	Interest Only
(8)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of December 31, 2020.
(9)	Principal amount of security is adjusted for inflation.
(10)	See Note 2 for details of Joint Repurchase Agreements.
(11)	The rate shown is the 7-day yield as of December 31, 2020.
(12)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(13)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(14)	Options — Purchased

Over the Counter Call  Options on Currency Contracts

Issue	Counterparty	Expiration Month	Strike Price		Notional Amount(000's)	Premiums Paid	Value at December 31, 2020	Unrealized Appreciation (Depreciation)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.9945 CNY per $1 USD	BNP Paribas SA	September 2021	CNY	7.99	$4,778	$28,936	$4,802	$(24,134)

Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.6410 CNY per $1 USD	BNP Paribas SA	November 2021	CNY	7.64	5,056	27,458	14,516	(12,942)

Call option to buy USD in exchange for Chinese Yuan at a strike price of 8.0600 CNY per $1 USD	NatWest Markets PLC	January 2021	CNY	8.06	5,427	28,784	2,502	(26,282)

Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.7455 CNY per $1 USD	NatWest Markets PLC	January 2021	CNY	7.75	6,050	26,420	6	(26,414)

Call option to buy USD in exchange for Chinese Yuan at a strike price of 8.4845 CNY per $1 USD	NatWest Markets PLC	May 2021	CNY	8.49	4,449	27,772	156	(27,616)
						$139,370	$21,982	$(117,388)

CNY	— Chinese Yuan
USD	— United States Dollar
(15)	Collateralized Loan Obligation
(16)	Denominated in United States dollars unless otherwise indicated.
ARS	— Argentine Peso
AUD	— Australian Dollar
CLO	— Collateralized Loan Obligation
CVR	— Contingent Value Rights
DAC	— Designated Activity Company
EUR	— Euro Currency
ILS	— New Israeli Sheqel
JPY	— Japanese Yen
MXN	— Mexican Peso
REMIC	— Real Estate Mortgage Investment Conduit
SCRT	— Seasoned Credit Risk Transfer Trust
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML	— 1 Month USD LIBOR
3 ML	— 3 Month USD LIBOR
6 ML	— 6 Month USD LIBOR
12 ML	— 12 Month USD LIBOR

1 Yr USTYCR — 1 Year US Treasury Yield Curve Rate

Futures Contracts
Number of			Expiration	Notional	Notional	Unrealized
Contracts	Type	Description	Month	Basis*	Value*	Appreciation
1	Short	U.S. Long Bonds	March 2021	$174,180	$173,188	$992
6	Short	U.S. 10 Year Ultra Notes	March 2021	941,062	938,156	2,906
3	Long	U.S. 10 Year Notes	March 2021	413,765	414,234	469
						$4,367

						Unrealized
						(Depreciation)
1	Long	E-Mini Russell 2000	March 2021	$99,257	$98,740	$(517)
4	Short	U.S. 5 Year Notes	March 2021	503,492	504,656	(1,164)
						$(1,681)
Net Unrealized Appreciation (Depreciation)						$2,686

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	AUD	20,000	USD	15,003	03/17/2021	$-	$(425)
Barclays Bank PLC	ILS	114,000	USD	35,069	03/17/2021	-	(452)
BNP Paribas SA	EUR	42,000	USD	51,080	03/17/2021	-	(313)
Goldman Sachs International	MXN	270,000	USD	13,303	06/10/2021	-	(24)
JPMorgan Chase Bank	JPY	26,500,000	USD	255,489	03/15/2021	-	(1,362)
Unrealized Appreciation (Depreciation)						$-	$(2,576)

AUD	— Australian Dollar
EUR	— Euro Currency
ILS	— New Israeli Sheqel
JPY	— Japanese Yen
MXN	— Mexican Peso
USD	— United States Dollar

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	130	09/16/2050	USD-3 Month-LIBOR-BBA/Quarterly	0.81%/Semi-annually	$402	$19,297
USD	100	12/16/2025	USD-3 Month-LIBOR-BBA/Quarterly	0.38%/Semi-annually	(179)	381
					$223	$19,678

BBA	- British Bankers' Association
LIBOR	- London Interbank Offered Rate
USD	- United States Dollar

Over the Counter Interest Rate Swap Contracts

				Rates Exchanged		Value
Counterparty	Notional Amount (000's)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	CNY	540	12/16/2025	7 DAY-CNRR/Quarterly	2.74%/Quarterly	$-	$369
Bank of America, N.A.	KRW	37,950	12/16/2030	3 Month-KWCDC/Quarterly	1.20%/Quarterly	42	(266)
Bank of America, N.A.	KRW	38,455	12/16/2030	3 Month-KWCDC/Quarterly	1.20%/Quarterly	93	(319)
						$135	$(216)

CNY	- Chinese Yuan
CNRR	- China Interbank Repo Rate
KRW	- South Korean Won
KWCDC	- South Korean Won Certificate of Deposit

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$1,455,235	$-		$1,166	$1,456,401
Television	112,785	-		1,720	114,505
Other Industries	37,479,418	444,439	**	-	37,923,857
Preferred Securities/Capital Securities	-	273,094		-	273,094
Asset Backed Securities	-	2,940,707		-	2,940,707
U.S. Corporate Bonds & Notes	-	4,526,101		-	4,526,101
Foreign Corporate Bonds & Notes	-	294,956		-	294,956
Municipal Bond & Notes	-	283,056		-	283,056
U.S. Government Agencies	-	5,210,151		-	5,210,151
U.S. Government Treasuries	-	4,039,956		-	4,039,956
Foreign Government Obligations	-	142,526		-	142,526
Options - Purchased	-	21,982		-	21,982
Escrows and Litigation Trusts	-	78		3	81
Short-Term Investment Securities
Foreign Government Obligations	-	256,698		-	256,698
Registered Investment Companies	1,584,352	-		-	1,584,352
Repurchase Agreements	-	870,000		-	870,000
Total Investments at Value	$40,631,790	$19,303,744		$2,889	$59,938,423

Other Financial Instruments:†
Futures Contracts	$4,367	$-		$-	$4,367
Centrally Cleared Interest Rate Swap Contracts	-	19,678		-	19,678
Over the Counter Interest Rate Swap Contracts	-	369		-	369
Total Other Financial Instruments	$4,367	$20,047		$-	$24,414

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,681	$-		$-	$1,681
Forward Foreign Currency Contracts	-	2,576		-	2,576
Over the Counter Interest Rate Swap Contracts	-	585		-	585
Total Other Financial Instruments	$1,681	$3,161		$-	$4,842

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no  Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO oF INVESTMENTS — December 31, 2020 — (unaudited)

Security Description	Shares/ Principal Amount(16)	Value (Note 1)
COMMON STOCKS — 55.8%
Advertising Services — 0.0%
National CineMedia, Inc.	6,875	$25,575
Aerospace/Defense — 0.0%
AeroVironment, Inc.†	275	23,898
Aerospace/Defense-Equipment — 1.1%
AAR Corp.	1,800	65,196
Astronics Corp.†	3,150	41,674
Barnes Group, Inc.	575	29,147
HEICO Corp., Class A	7,364	862,030
Moog, Inc., Class A9	225	17,843
Triumph Group, Inc.	550	6,908
		1,022,798
Agricultural Operations — 0.0%
Andersons, Inc.	150	3,677
Fresh Del Monte Produce, Inc.	700	16,849
		20,526
Airlines — 0.1%
Allegiant Travel Co.	250	47,310
Apparel Manufacturers — 0.1%
Deckers Outdoor Corp.†	275	78,864
Appliances — 0.0%
Hamilton Beach Brands Holding Co., Class A	300	5,253
Applications Software — 1.1%
Asana, Inc., Class A†	825	24,379
JFrog, Ltd.†	250	15,707
Outset Medical, Inc.†	225	12,789
PubMatic, Inc., Class A†	828	23,151
ServiceNow, Inc.†	1,706	939,034
		1,015,060
Auto-Truck Trailers — 0.1%
Wabash National Corp.	6,925	119,318
Auto/Truck Parts & Equipment-Original — 0.2%
Adient PLC†	475	16,516
Dana, Inc.	1,975	38,552
Gentherm, Inc.†	1,275	83,155
Meritor, Inc.†	1,325	36,981
Telenav, Inc.†	1,250	5,875
		181,079
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	1,032	44,139
Banks-Commercial — 1.3%
1st Source Corp.	385	15,516
Atlantic Union Bankshares Corp.	309	10,178
BancFirst Corp.	1,225	71,907
BancorpSouth Bank	1,650	45,276
Banner Corp.	1,275	59,402
Cadence BanCorp	5,325	87,436
Cathay General Bancorp	2,175	70,013
Central Pacific Financial Corp.	1,975	37,545
CIT Group, Inc.	1,175	42,182
Columbia Banking System, Inc.	2,075	74,492
CVB Financial Corp.	2,650	51,675
Enterprise Financial Services Corp.	375	13,106
Equity Bancshares, Inc., Class A†	750	16,193
First Commonwealth Financial Corp.	2,675	29,265
First Community Bankshares, Inc.	175	3,777
First Hawaiian, Inc.	925	21,812
First Horizon Corp.	1,100	14,036
First Merchants Corp.	1,350	50,503
Great Western Bancorp, Inc.	2,100	43,890
HarborOne Bancorp, Inc.	700	7,602
Hope Bancorp, Inc.	2,783	30,363
Independent Bank Corp.	775	14,314
Old National Bancorp	4,600	76,176
Pinnacle Financial Partners, Inc.	550	35,420
Premier Financial Corp.	300	6,900
Trustmark Corp.	2,325	63,496
UMB Financial Corp.	400	27,596
United Bankshares, Inc.	500	16,200
Webster Financial Corp.	1,175	49,526
Westamerica BanCorp	750	41,468
Western Alliance Bancorp	550	32,973
		1,160,238
Broadcast Services/Program — 0.0%
Hemisphere Media Group, Inc.†	2,950	30,562
Building & Construction Products-Misc. — 0.2%
Builders FirstSource, Inc.†	2,950	120,389
Louisiana-Pacific Corp.	1,400	52,038
Summit Materials, Inc., Class A†	425	8,534
		180,961
Building & Construction-Misc. — 0.2%
Comfort Systems USA, Inc.	825	43,444
EMCOR Group, Inc.	1,400	128,044
MYR Group, Inc.†	550	33,055
		204,543
Building Products-Cement — 0.9%
Martin Marietta Materials, Inc.	3,004	853,046
US Concrete, Inc.†	200	7,994
		861,040
Building Products-Doors & Windows — 0.0%
Cornerstone Building Brands, Inc.†	1,850	17,168
Building Products-Light Fixtures — 0.0%
LSI Industries, Inc.	625	5,350
Building Products-Wood — 0.1%
Boise Cascade Co.	800	38,240
UFP Industries, Inc.	275	15,276
		53,516
Building-Heavy Construction — 0.2%
Arcosa, Inc.	925	50,810
MasTec, Inc.†	1,525	103,975
Primoris Services Corp.	625	17,256
Tutor Perini Corp.†	2,800	36,260
		208,301
Building-Maintenance & Services — 0.1%
ABM Industries, Inc.	1,375	52,030
Building-Residential/Commercial — 0.3%
KB Home	2,675	89,666
Meritage Homes Corp.†	200	16,564
TRI Pointe Group, Inc.†	8,975	154,819
		261,049

Cable/Satellite TV — 0.0%
WideOpenWest, Inc.†	3,350	35,745
Casino Hotels — 0.1%
Boyd Gaming Corp.	1,075	46,139
Casino Services — 0.1%
Caesars Entertainment, Inc.†	1,325	98,408
Chemicals-Diversified — 0.0%
Koppers Holdings, Inc.†	1,275	39,729
Chemicals-Specialty — 1.1%
Ecolab, Inc.	3,940	852,458
Ingevity Corp.†	500	37,865
Kraton Corp.†	200	5,558
Minerals Technologies, Inc.	725	45,037
PQ Group Holdings, Inc.	775	11,052
Tronox Holdings PLC, Class A	3,477	50,834
		1,002,804
Circuit Boards — 0.0%
TTM Technologies, Inc.†	2,450	33,798
Coal — 0.1%
Arch Resources, Inc., Class A	500	21,885
SunCoke Energy, Inc.	5,600	24,360
Warrior Met Coal, Inc.	2,075	44,239
		90,484
Coatings/Paint — 0.4%
Sherwin-Williams Co.	497	365,250
Coffee — 0.0%
Farmer Brothers Co.†	1,200	5,604
Commercial Services — 0.1%
Medifast, Inc.	200	39,268
SP Plus Corp.†	700	20,181
Team, Inc.†	1,050	11,445
		70,894
Commercial Services-Finance — 3.7%
Adyen NV†*	235	546,823
Avalara, Inc.†	3,352	552,711
Euronet Worldwide, Inc.†	75	10,869
EVO Payments, Inc., Class A†	2,025	54,695
Green Dot Corp., Class A†	350	19,530
S&P Global, Inc.	1,153	379,026
Square, Inc., Class A†	8,457	1,840,582
		3,404,236
Communications Software — 1.0%
Avaya Holdings Corp.†	6,375	122,081
Zoom Video Communications, Inc., Class A†	2,434	821,037
		943,118
Computer Data Security — 0.2%
McAfee Corp.	2,900	48,401
Qualys, Inc.†	550	67,028
SecureWorks Corp., Class A†	1,875	26,663
		142,092
Computer Services — 0.2%
CACI International, Inc., Class A†	200	49,866
Insight Enterprises, Inc.†	175	13,316
Perspecta, Inc.	4,350	104,748
Sykes Enterprises, Inc.†	1,200	45,204
		213,134
Computer Software — 2.1%
Avid Technology, Inc.†	2,150	34,120
Cornerstone OnDemand, Inc.†	2,325	102,393
Envestnet, Inc.†	75	6,172
Snowflake, Inc., Class A†	1,678	472,189
Twilio, Inc., Class A†	3,712	1,256,512
Verra Mobility Corp.†	2,300	30,866
Xperi Holding Corp.	605	12,645
		1,914,897
Computers-Integrated Systems — 0.0%
Diebold Nixdorf, Inc.†	1,450	15,457
Consulting Services — 0.1%
GP Strategies Corp.†	1,197	14,196
Huron Consulting Group, Inc.†	1,400	82,530
Kelly Services, Inc., Class A	1,800	37,026
		133,752
Consumer Products-Misc. — 0.0%
Central Garden & Pet Co., Class A†	500	18,165
Quanex Building Products Corp.	925	20,507
		38,672
Containers-Metal/Glass — 0.4%
Ball Corp.	3,427	319,328
O-I Glass, Inc.	2,375	28,262
		347,590
Containers-Paper/Plastic — 0.0%
Graphic Packaging Holding Co.	875	14,822
Pactiv Evergreen Inc†	325	5,896
		20,718
Data Processing/Management — 0.1%
CommVault Systems, Inc.†	1,250	69,212
CSG Systems International, Inc.	225	10,141
		79,353
Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	1,725	51,112
Diagnostic Equipment — 0.4%
Adaptive Biotechnologies Corp.†	450	26,609
Danaher Corp.	1,708	379,415
		406,024
Dialysis Centers — 0.0%
American Renal Associates Holdings, Inc.†	296	3,389
Distribution/Wholesale — 0.4%
Avient Corp.	1,650	66,462
Core-Mark Holding Co., Inc.	2,625	77,096
Fossil Group, Inc.†	725	6,286
G-III Apparel Group, Ltd.†	3,775	89,618
ScanSource, Inc.†	3,425	90,351
Veritiv Corp.†	550	11,435
		341,248

Diversified Manufacturing Operations — 0.1%
EnPro Industries, Inc.	475	35,872
Fabrinet†	725	56,253
		92,125
E-Commerce/Products — 4.7%
Amazon.com, Inc.†	842	2,742,335
Chewy, Inc., Class A†	10,041	902,586
Farfetch, Ltd., Class A†	9,977	636,632
		4,281,553
E-Commerce/Services — 0.7%
Groupon, Inc.†	185	7,029
Match Group, Inc.†	3,806	575,429
Stamps.com, Inc.†	250	49,048
		631,506
E-Marketing/Info — 0.0%
comScore, Inc.†	4,275	10,645
E-Services/Consulting — 0.1%
Perficient, Inc.†	2,100	100,065
Electric-Distribution — 0.0%
Spark Energy, Inc., Class A	2,025	19,379
Electric-Generation — 0.1%
Atlantic Power Corp.†	26,925	56,542
Electric-Integrated — 0.2%
ALLETE, Inc.	375	23,228
Black Hills Corp.	525	32,261
IDACORP, Inc.	125	12,004
PNM Resources, Inc.	575	27,905
Portland General Electric Co.	1,250	53,462
		148,860
Electronic Components-Misc. — 0.3%
Bel Fuse, Inc., Class B	4,195	63,051
Benchmark Electronics, Inc.	2,625	70,901
Kimball Electronics, Inc.†	525	8,395
OSI Systems, Inc.†	425	39,618
Sanmina Corp.†	925	29,498
SMART Global Holdings, Inc.†	825	31,045
		242,508
Electronic Components-Semiconductors — 0.2%
Amkor Technology, Inc.	4,075	61,451
MACOM Technology Solutions Holdings, Inc.†	325	17,888
Rambus, Inc.†	4,350	75,951
		155,290
Electronic Measurement Instruments — 0.4%
Roper Technologies, Inc.	879	378,928
Energy-Alternate Sources — 0.3%
FutureFuel Corp.	2,000	25,400
Green Plains, Inc.†	775	10,207
Maxeon Solar Technologies, Ltd.†	531	15,064
Renewable Energy Group, Inc.†	700	49,574
REX American Resources Corp.†	375	27,551
SunPower Corp.†	2,850	73,074
Sunrun, Inc.†	775	53,770
		254,640
Engineering/R&D Services — 0.0%
KBR, Inc.	600	18,558
Enterprise Software/Service — 4.7%
ACI Worldwide, Inc.†	1,650	63,410
Asure Software, Inc.†	2,700	19,170
Coupa Software, Inc.†	2,650	898,111
Donnelley Financial Solutions, Inc.†	875	14,849
eGain Corp.†	6,607	78,029
Evolent Health, Inc., Class A†	4,250	68,127
MicroStrategy, Inc., Class A†	100	38,855
SVMK, Inc.†	625	15,969
Tyler Technologies, Inc.†	814	355,327
Veeva Systems, Inc., Class A†	6,471	1,761,730
Workday, Inc., Class A†	3,973	951,971
Workiva, Inc.†	725	66,424
		4,331,972
Entertainment Software — 1.1%
Activision Blizzard, Inc.	6,501	603,618
Take-Two Interactive Software, Inc.†	1,950	405,190
		1,008,808
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	75	25,961
Finance-Consumer Loans — 0.1%
EZCORP, Inc., Class A†	850	4,072
Navient Corp.	4,900	48,118
Nelnet, Inc., Class A	100	7,124
Regional Management Corp.	375	11,197
		70,511
Finance-Investment Banker/Broker — 0.1%
Cowen, Inc., Class A	1,125	29,239
Houlihan Lokey, Inc.	475	31,934
Piper Sandler Cos.	200	20,180
		81,353
Finance-Mortgage Loan/Banker — 0.1%
PennyMac Financial Services, Inc.	800	52,496
Finance-Other Services — 0.3%
Intercontinental Exchange, Inc.	2,222	256,174
Financial Guarantee Insurance — 0.1%
MBIA, Inc.†	450	2,961
MGIC Investment Corp.	2,925	36,709
NMI Holdings, Inc., Class A†	400	9,060
Radian Group, Inc.	2,675	54,168
		102,898
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	700	27,930
Food-Misc./Diversified — 0.2%
B&G Foods, Inc.	1,000	27,730
BellRing Brands, Inc., Class A†	4,080	99,185
John B. Sanfilippo & Son, Inc.	425	33,515
		160,430

Food-Wholesale/Distribution — 0.0%
SpartanNash Co.	150	2,612
Gas-Distribution — 0.1%
New Jersey Resources Corp.	450	15,998
Northwest Natural Holding Co.	500	22,995
ONE Gas, Inc.	550	42,223
Southwest Gas Holdings, Inc.	375	22,781
		103,997
Gold Mining — 0.1%
Royal Gold, Inc.	407	43,289
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc.†	425	32,343
Heritage-Crystal Clean, Inc.†	475	10,008
		42,351
Health Care Cost Containment — 0.0%
HealthEquity, Inc.†	500	34,855
Home Furnishings — 0.2%
Herman Miller, Inc.	1,875	63,375
Hooker Furniture Corp.	450	14,513
Purple Innovation, Inc.†	925	30,469
Sleep Number Corp.†	1,050	85,953
		194,310
Human Resources — 0.3%
Barrett Business Services, Inc.	750	51,157
Cross Country Healthcare, Inc.†	7,675	68,077
Heidrick & Struggles International, Inc.	175	5,142
Insperity, Inc.	225	18,320
Kforce, Inc.	1,050	44,194
Korn Ferry	725	31,538
TrueBlue, Inc.†	4,400	82,236
		300,664
Independent Power Producers — 0.0%
Clearway Energy, Inc., Class A	700	20,685
Clearway Energy, Inc., Class C	175	5,588
		26,273
Insurance-Life/Health — 0.1%
American Equity Investment Life Holding Co.	575	15,904
CNO Financial Group, Inc.	3,075	68,357
Primerica, Inc.	175	23,438
		107,699
Insurance-Property/Casualty — 0.1%
Ambac Financial Group, Inc.†	325	4,998
First American Financial Corp.	250	12,907
Heritage Insurance Holdings, Inc.	175	1,773
Horace Mann Educators Corp.	100	4,204
ProAssurance Corp.	600	10,674
ProSight Global, Inc.†	350	4,491
Stewart Information Services Corp.	175	8,463
		47,510
Insurance-Reinsurance — 0.1%
Argo Group International Holdings, Ltd.	425	18,572
Essent Group, Ltd.	1,475	63,720
		82,292
Internet Application Software — 3.3%
Okta, Inc.†	4,836	1,229,601
Shopify, Inc., Class A†	1,567	1,773,766
		3,003,367
Internet Content-Entertainment — 6.1%
Facebook, Inc., Class A†	6,513	1,779,091
Spotify Technology SA†	5,791	1,822,196
Twitter, Inc.†	36,377	1,969,815
		5,571,102
Internet Content-Information/News — 1.0%
IAC/InterActiveCorp†	4,497	851,507
Yelp, Inc.†	2,200	71,874
		923,381
Internet Security — 0.0%
Proofpoint, Inc.†	175	23,872
Investment Management/Advisor Services — 0.3%
Artisan Partners Asset Management, Inc., Class A	225	11,327
Blucora, Inc.†	3,150	50,116
BrightSphere Investment Group, Inc.	450	8,676
Cohen & Steers, Inc.	175	13,003
Federated Hermes, Inc.	625	18,056
Focus Financial Partners, Inc., Class A†	925	40,237
Stifel Financial Corp.	1,262	63,681
Virtus Investment Partners, Inc.	175	37,975
		243,071
Machinery-Construction & Mining — 0.1%
Astec Industries, Inc.	1,150	66,562
Manitowoc Co, Inc.†	1,400	18,634
		85,196
Machinery-Electrical — 0.1%
Argan, Inc.	1,850	82,306
Bloom Energy Corp., Class A†	75	2,150
		84,456
Machinery-General Industrial — 0.2%
Altra Industrial Motion Corp.	1,425	78,988
Applied Industrial Technologies, Inc.	700	54,593
DXP Enterprises, Inc.†	875	19,451
Kadant, Inc.	275	38,769
Welbilt, Inc.†	1,375	18,150
		209,951
Medical Information Systems — 0.1%
Allscripts Healthcare Solutions, Inc.†	8,050	116,242
Computer Programs & Systems, Inc.	600	16,104
		132,346
Medical Instruments — 2.2%
AngioDynamics, Inc.†	2,275	34,876
Intuitive Surgical, Inc.†	2,273	1,859,541
Natus Medical, Inc.†	1,925	38,577
NuVasive, Inc.†	1,750	98,578
		2,031,572

Medical Labs & Testing Services — 0.1%
MEDNAX, Inc.†	1,000	24,540
Medpace Holdings, Inc.†	300	41,760
Personalis, Inc.†	525	19,220
		85,520
Medical Laser Systems — 0.0%
Cutera, Inc.†	1,250	30,138
Medical Products — 0.3%
Accuray, Inc.†	9,775	40,762
Integer Holdings Corp.†	1,050	85,249
LivaNova PLC†	725	48,002
Orthofix Medical, Inc.†	725	31,161
SeaSpine Holdings Corp.†	2,750	47,987
Sientra, Inc.†	2,850	11,087
Zynex, Inc.†	2,425	32,640
		296,888
Medical-Biomedical/Gene — 2.2%
ACADIA Pharmaceuticals, Inc.†	1,250	66,825
Alder Biopharmaceuticals, Inc. CVR†(1)	2,000	1,760
Amicus Therapeutics, Inc.†	2,575	59,457
Arena Pharmaceuticals, Inc.†	790	60,696
Atara Biotherapeutics, Inc.†	2,000	39,260
Berkeley Lights, Inc.†	500	44,705
Biohaven Pharmaceutical Holding Co., Ltd.†	800	68,568
Black Diamond Therapeutics, Inc.†	725	23,236
Bluebird Bio, Inc.†	125	5,409
Bridgebio Pharma, Inc.†	650	46,221
CytomX Therapeutics, Inc.†	875	5,731
Dicerna Pharmaceuticals, Inc.†	1,625	35,799
Eiger BioPharmaceuticals, Inc.†	2,075	25,502
Emergent BioSolutions, Inc.†	150	13,440
Esperion Therapeutics, Inc.†	275	7,150
Global Blood Therapeutics, Inc.†	650	28,151
Homology Medicines, Inc.†	525	5,927
Intercept Pharmaceuticals, Inc.†	1,125	27,787
Kronos Bio, Inc.†	1,725	51,526
Ligand Pharmaceuticals, Inc.†	275	27,349
LogicBio Therapeutics, Inc.†	3,550	27,086
Lyra Therapeutics, Inc.†	2,600	29,640
Mersana Therapeutics, Inc.†	2,178	57,957
Metacrine, Inc.†	707	5,557
Myriad Genetics, Inc.†	1,525	30,157
Puma Biotechnology, Inc.†	2,750	28,215
REGENXBIO, Inc.†	875	39,690
REVOLUTION Medicines, Inc.†	375	14,846
Royalty Pharma PLC, Class A	16,997	850,700
Seer, Inc.†	862	48,393
Solid Biosciences, Inc.†	825	6,254
Sutro Biopharma, Inc.†	325	7,056
TCR2 Therapeutics, Inc.†	650	20,104
TG Therapeutics, Inc.†	1,575	81,931
Viela Bio, Inc.†	775	27,877
VYNE Therapeutics, Inc.†	650	1,027
WaVe Life Sciences, Ltd.†	3,525	27,742
Xencor, Inc.†	1,000	43,630
Y-mAbs Therapeutics, Inc.†	100	4,951
		1,997,312
Medical-Drugs — 0.9%
Alector, Inc.†	325	4,917
Athenex, Inc.†	1,950	21,567
Clovis Oncology, Inc.†	2,550	12,240
Eagle Pharmaceuticals, Inc.†	475	22,121
Gritstone Oncology, Inc.†	350	1,379
Harpoon Therapeutics, Inc.†	1,175	19,517
Horizon Therapeutics PLC†	950	69,492
Lannett Co., Inc.†	7,353	47,942
Marinus Pharmaceuticals, Inc.†	2,206	26,913
Protagonist Therapeutics, Inc.†	2,050	41,328
Reata Pharmaceuticals, Inc., Class A†	430	53,157
Seres Therapeutics, Inc.†	1,775	43,488
UroGen Pharma, Ltd.†	1,100	19,822
Vanda Pharmaceuticals, Inc.†	4,875	64,057
Voyager Therapeutics, Inc.†	1,400	10,010
Zoetis, Inc.	2,354	389,587
		847,537
Medical-Generic Drugs — 0.1%
Amneal Pharmaceuticals, Inc.†	6,475	29,591
Arvinas, Inc.†	25	2,123
Endo International PLC†	14,300	102,674
		134,388
Medical-HMO — 0.2%
Magellan Health, Inc.†	725	60,059
Tivity Health, Inc.†	2,825	55,342
Triple-S Management Corp., Class B†	1,100	23,485
		138,886
Medical-Hospitals — 0.1%
Tenet Healthcare Corp.†	1,750	69,877
Medical-Outpatient/Home Medical — 0.0%
Providence Service Corp.†	50	6,932
Medical-Wholesale Drug Distribution — 0.2%
AdaptHealth Corp.†	3,650	137,094
Owens & Minor, Inc.	1,800	48,690
		185,784
Metal Processors & Fabrication — 0.0%
AZZ, Inc.	350	16,604
LB Foster Co., Class A†	175	2,634
Rexnord Corp.	200	7,898
		27,136
Metal Products-Distribution — 0.0%
Worthington Industries, Inc.	250	12,835
Metal-Aluminum — 0.1%
Alcoa Corp.†	850	19,592
Arconic Corp.†	950	28,310
Century Aluminum Co.†	325	3,585
Kaiser Aluminum Corp.	175	17,308
		68,795
Metal-Iron — 0.1%
Cleveland-Cliffs, Inc.	3,275	47,684

Motion Pictures & Services — 0.0%
Eros STX Global Corp.†	925	1,684
Networking Products — 0.1%
Extreme Networks, Inc.†	8,100	55,809
NeoPhotonics Corp.†	6,200	56,358
		112,167
Office Furnishings-Original — 0.1%
HNI Corp.	1,525	52,552
Steelcase, Inc., Class A	1,575	21,341
		73,893
Office Supplies & Forms — 0.0%
ACCO Brands Corp.	4,825	40,771
Oil & Gas Drilling — 0.0%
Patterson-UTI Energy, Inc.	2,975	15,649
Oil Companies-Exploration & Production — 0.1%
Berry Corp.	1,425	5,244
Bonanza Creek Energy, Inc.†	125	2,416
CNX Resources Corp.†	1,000	10,800
Magnolia Oil & Gas Corp., Class A†	3,675	25,946
Ovintiv, Inc.	1,250	17,950
PDC Energy, Inc.†	1,575	32,335
Range Resources Corp.	950	6,365
W&T Offshore, Inc.†	4,325	9,385
		110,441
Oil Field Machinery & Equipment — 0.0%
Thermon Group Holdings, Inc.†	725	11,332
Oil Refining & Marketing — 0.1%
CVR Energy, Inc.	150	2,235
Delek US Holdings, Inc.	850	13,659
Murphy USA, Inc.	500	65,435
		81,329
Oil-Field Services — 0.2%
ChampionX Corp.†	600	9,180
Helix Energy Solutions Group, Inc.†	2,675	11,235
Matrix Service Co.†	4,625	50,967
MRC Global, Inc.†	3,200	21,216
NexTier Oilfield Solutions, Inc.†	9,625	33,110
NOW, Inc.†	8,400	60,312
Oceaneering International, Inc.†	500	3,975
Oil States International, Inc.†	1,900	9,538
Select Energy Services, Inc., Class A†	1,025	4,203
		203,736
Oil-U.S. Royalty Trusts — 0.1%
Texas Pacific Land Trust	114	82,878
Paper & Related Products — 0.1%
Domtar Corp.	850	26,902
Glatfelter Corp.	400	6,552
Neenah, Inc.	300	16,596
Verso Corp., Class A	1,875	22,538
		72,588
Pastoral & Agricultural — 0.2%
Darling Ingredients, Inc.†	2,550	147,084
Power Converter/Supply Equipment — 0.0%
Powell Industries, Inc.	1,075	31,702
Printing-Commercial — 0.1%
Deluxe Corp.	800	23,360
Ennis, Inc.	2,225	39,716
Quad/Graphics, Inc.†	3,050	11,651
		74,727
Publishing-Books — 0.0%
Houghton Mifflin Harcourt Co.†	11,025	36,713
Racetracks — 0.0%
Penn National Gaming, Inc.†	325	28,070
Radio — 0.0%
iHeartMedia, Inc., Class A†	3,225	41,860
Real Estate Investment Trusts — 1.1%
Acadia Realty Trust	525	7,450
Agree Realty Corp.	175	11,651
Alexander & Baldwin, Inc.	426	7,319
American Assets Trust, Inc.	2,050	59,204
American Finance Trust, Inc.	1,750	13,002
Americold Realty Trust	825	30,797
Ares Commercial Real Estate Corp.	900	10,719
Blackstone Mtg. Trust, Inc., Class A	2,150	59,189
Broadstone Net Lease, Inc., Class A	1,350	26,433
CareTrust REIT, Inc.	275	6,100
Chatham Lodging Trust	275	2,970
City Office REIT, Inc.	700	6,839
Columbia Property Trust, Inc.	775	11,114
CoreSite Realty Corp.	125	15,660
DiamondRock Hospitality Co.	5,525	45,581
Easterly Government Properties, Inc.	450	10,193
Ellington Financial, Inc.	100	1,484
Equity LifeStyle Properties, Inc.	250	15,840
Essential Properties Realty Trust, Inc.	1,050	22,260
First Industrial Realty Trust, Inc.	850	35,810
Four Corners Property Trust, Inc.	600	17,862
Getty Realty Corp.	675	18,589
Gladstone Commercial Corp.	450	8,100
Global Net Lease, Inc.	225	3,857
Granite Point Mtg. Trust, Inc.	1,125	11,239
Great Ajax Corp.	125	1,308
Hersha Hospitality Trust	175	1,381
Highwoods Properties, Inc.	275	10,898
Innovative Industrial Properties, Inc.	50	9,157
Invesco Mtg. Capital, Inc.	447	1,511
Kite Realty Group Trust	300	4,488
KKR Real Estate Finance Trust, Inc.	1,000	17,920
Ladder Capital Corp.	3,200	31,296
Lexington Realty Trust	400	4,248
National Health Investors, Inc.	50	3,459
New Senior Investment Group, Inc.	3,450	17,871
New York Mtg. Trust, Inc.	425	1,568
Pebblebrook Hotel Trust	425	7,990
PennyMac Mtg. Investment Trust	1,650	29,023
Physicians Realty Trust	1,700	30,260
Piedmont Office Realty Trust, Inc., Class A	1,250	20,287
Plymouth Industrial REIT, Inc.	350	5,250
PotlatchDeltic Corp.	975	48,769

QTS Realty Trust, Inc., Class A	525	32,487
Redwood Trust, Inc.	2,250	19,755
Retail Opportunity Investments Corp.	800	10,712
Retail Properties of America, Inc., Class A	1,450	12,412
RLJ Lodging Trust	275	3,891
Ryman Hospitality Properties, Inc.	350	23,716
Sabra Health Care REIT, Inc.	1,375	23,884
Saul Centers, Inc.	375	11,880
Service Properties Trust	1,075	12,352
SITE Centers Corp.	1,025	10,373
STAG Industrial, Inc.	600	18,792
Summit Hotel Properties, Inc.	575	5,181
Sunstone Hotel Investors, Inc.	5,100	57,783
TPG RE Finance Trust, Inc.	1,100	11,682
Two Harbors Investment Corp.	1,604	10,217
Xenia Hotels & Resorts, Inc.	1,625	24,700
		995,763
Real Estate Management/Services — 0.0%
Realogy Holdings Corp.†	1,400	18,368
Rental Auto/Equipment — 0.0%
Rent-A-Center, Inc.	525	20,102
Resort/Theme Parks — 0.1%
Marriott Vacations Worldwide Corp.	550	75,471
Retail-Apparel/Shoe — 0.6%
Abercrombie & Fitch Co., Class A	3,800	77,368
Children’s Place, Inc.	350	17,535
Guess?, Inc.	1,575	35,627
Lululemon Athletica, Inc.†	1,076	374,480
Winmark Corp.	75	13,935
		518,945
Retail-Automobile — 0.1%
Group 1 Automotive, Inc.	200	26,228
Lithia Motors, Inc., Class A	75	21,950
Sonic Automotive, Inc., Class A	975	37,606
		85,784
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.	1,575	27,972
Retail-Building Products — 0.0%
BMC Stock Holdings, Inc.†	775	41,602
Retail-Discount — 1.0%
Costco Wholesale Corp.	2,461	927,256
Retail-Home Furnishings — 0.0%
Haverty Furniture Cos., Inc.	650	17,986
Retail-Leisure Products — 0.0%
MarineMax, Inc.†	375	13,136
Retail-Office Supplies — 0.1%
ODP Corp.	2,290	67,097
Retail-Pawn Shops — 0.0%
FirstCash, Inc.	400	28,016
Retail-Regional Department Stores — 0.1%
Dillard’s, Inc., Class A	725	45,711
Macy’s, Inc.	4,525	50,906
		96,617
Retail-Restaurants — 0.2%
BJ’s Restaurants, Inc.†	950	36,566
Bloomin’ Brands, Inc.	3,975	77,194
Brinker International, Inc.	1,025	57,984
		171,744
Retail-Sporting Goods — 0.1%
Hibbett Sports, Inc.†	500	23,090
Zumiez, Inc.†	1,375	50,572
		73,662
Retirement/Aged Care — 0.1%
Brookdale Senior Living, Inc.†	19,000	84,170
Rubber-Tires — 0.0%
Cooper Tire & Rubber Co.	375	15,188
Rubber/Plastic Products — 0.1%
Myers Industries, Inc.	800	16,624
Trinseo SA	825	42,248
		58,872
Satellite Telecom — 0.1%
Gogo, Inc.†	4,700	45,261
Savings & Loans/Thrifts — 0.3%
Axos Financial, Inc.†	1,100	41,283
BankFinancial Corp.	189	1,659
Brookline Bancorp, Inc.	1,625	19,565
Flushing Financial Corp.	550	9,152
HomeTrust Bancshares, Inc.	925	17,862
Investors Bancorp, Inc.	1,800	19,008
Meridian Bancorp, Inc.	3,925	58,522
Northfield Bancorp, Inc.	3,700	45,621
People’s United Financial, Inc.	897	11,598
Washington Federal, Inc.	2,175	55,985
		280,255
Schools — 0.1%
American Public Education, Inc.†	1,975	60,198
Security Services — 0.0%
Brink’s Co.	325	23,400
Semiconductor Components-Integrated Circuits — 0.0%
Cirrus Logic, Inc.†	350	28,770
Semiconductor Equipment — 0.1%
Cohu, Inc.	775	29,589
Veeco Instruments, Inc.†	2,000	34,720
		64,309
Software Tools — 0.0%
Digital Turbine, Inc.†	550	31,108
Steel Pipe & Tube — 0.0%
Advanced Drainage Systems, Inc.	175	14,627
Steel-Producers — 0.1%
Carpenter Technology Corp.	300	8,736
Commercial Metals Co.	1,900	39,026
		47,762

Steel-Specialty — 0.0%
Allegheny Technologies, Inc.†	1,800	30,186
Telecom Services — 0.1%
Consolidated Communications Holdings, Inc.†	9,465	46,284
ORBCOMM, Inc.†	3,425	25,413
		71,697
Telecommunication Equipment — 0.0%
ADTRAN, Inc.	1,025	15,139
PC-Tel, Inc.	950	6,242
		21,381
Television — 0.2%
AMC Networks, Inc., Class A†	2,000	71,540
ION Media Networks, Inc.†(1)(2)	4	3,439
Sinclair Broadcast Group, Inc., Class A	2,975	94,754
		169,733
Textile-Products — 0.0%
Albany International Corp., Class A	100	7,342
Theaters — 0.2%
Cinemark Holdings, Inc.	10,825	188,463
Therapeutics — 0.1%
Akebia Therapeutics, Inc.†	17,975	50,330
Flexion Therapeutics, Inc.†	2,750	31,735
La Jolla Pharmaceutical Co.†	775	3,007
Sarepta Therapeutics, Inc.†	225	38,360
		123,432
Transactional Software — 0.1%
Synchronoss Technologies, Inc.†	14,100	66,270
Transport-Marine — 0.0%
Diamond S Shipping, Inc.†	675	4,495
Dorian LPG, Ltd.†	41	500
		4,995
Transport-Services — 0.1%
Echo Global Logistics, Inc.†	1,375	36,877
Hub Group, Inc., Class A†	525	29,925
		66,802
Transport-Truck — 0.1%
ArcBest Corp.	2,075	88,540
Schneider National, Inc., Class B	375	7,763
		96,303
Vitamins & Nutrition Products — 0.0%
Herbalife Nutrition, Ltd.†	525	25,226
USANA Health Sciences, Inc.†	225	17,348
		42,574
Water — 0.1%
American States Water Co.	775	61,620
Web Hosting/Design — 0.0%
NIC, Inc.	600	15,498
Wireless Equipment — 0.1%
Maxar Technologies, Inc.	1,350	52,096
X-Ray Equipment — 0.1%
Varex Imaging Corp.†	2,675	44,619
Total Common Stocks (cost $34,565,275)		51,378,311
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.3%
Diversified Banking Institutions — 0.3%
Credit Suisse Group AG 6.25% due 12/18/2024(3) (cost $208,063)	$225,000	245,785
ASSET BACKED SECURITIES — 8.0%
Diversified Financial Services — 8.0%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2 3.90% due 08/10/2035*(4)	110,000	123,020
Affirm Asset Securitization Trust Series 2020-Z2, Class A 1.90% due 01/15/2025*	92,152	92,552
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.32% (1 ML+0.17%) due 01/25/2037(5)	4,278	5,127
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.58% due 09/18/2025	35,000	36,326
Angel Oak Mtg. Trust VRS Series 2020-R1, Class A1
0.99% due 04/25/2053*(5)(6)	70,000	70,014
Angel Oak Mtg. Trust VRS Series 2020-3, Class A1
1.69% due 04/25/2065*(5)(6)	84,025	84,577
Angel Oak Mtg. Trust VRS Series 2019-3, Class A1
2.93% due 05/25/2059*(5)(6)	55,343	56,135
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 1.72% (1 ML+1.58%) due 10/25/2034	6,494	6,634
BANK VRS Series 2017-BNK8, Class XA 0.74% due 11/15/2050(4)(6)(7)	987,201	41,410
BANK VRS Series 2020-BN26, Class XA 1.24% due 03/15/2063(4)(6)(7)	996,413	89,221
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(6)	57,812	59,845
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(6)	44,871	45,419
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL4, Class A 3.50% due 01/28/2055*(6)	41,356	42,346

Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(6)	43,734	45,218
Bayview Opportunity Master Fund Trust VRS Series 2017-RT6, Class A 3.50% due 10/28/2057*(6)	55,636	57,213
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(6)	47,714	49,633
BBCMS Mtg. Trust FRS Series 2017-DELC, Class A 1.01% (1 ML+0.85%) due 08/15/2036*(4)	131,000	129,527
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 2.87% due 02/25/2036(5)(6)	48,410	44,868
Bellemeade Re, Ltd. FRS Series 2019-4A, Class M1A 1.55% (1 ML + 1.40%) due 10/15/2029*(5)	37,196	37,151
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.51% due 07/15/2051(4)(6)(7)	319,515	9,016
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.52% due 01/15/2051(4)(6)(7)	185,031	5,404
Benchmark Mtg. Trust VRS Series 2018-B8, Class XA 0.66% due 01/15/2052(4)(6)(7)	996,213	42,206
Benchmark Mtg. Trust VRS Series 2019-B10, Class XA 1.23% due 03/15/2062(4)(6)(7)	300,766	23,569
Benchmark Mtg. Trust VRS Series 2020-B22, Class XA 1.52% due 01/15/2054(4)(6)(7)	150,000	18,914
Benchmark Mtg. Trust VRS Series 2020-B18, Class XA 1.79% due 07/15/2053(4)(6)(7)	99,965	12,019
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(5)(6)	48,783	49,782
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(4)	65,000	70,932
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 3.99% (1 Yr USTYCR+2.40%) due 03/25/2036(5)	22,155	22,171
Commercial Mtg. Trust FRS Series 2019-WCM, Class A 1.06% (1 ML+0.90%) due 10/15/2034*(4)	100,000	99,617
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(4)	90,000	98,276
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(4)	105,000	110,915
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(4)	114,515	123,816
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(4)	123,000	134,403
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(4)	60,000	66,155
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(5)	21,185	16,104
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.75% due 06/15/2057(4)(6)(7)	925,712	24,666
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(5)(6)	33,515	34,862
DBJPM Mtg. Trust VRS Series 2020-C9, Class XA
1.71% due 09/15/2053(4)(6)(7)	99,954	10,932
DBJPM Mtg. Trust Series 2016-C3, Class A5
2.89% due 08/10/2049(4)	115,000	125,586
DBJPM Mtg. Trust Series 2016-C1, Class ASB
3.04% due 05/10/2049(4)	65,000	69,141
Deephaven Residential Mtg. Trust VRS Series 2019-3A, Class A1 2.96% due 07/25/2059*(5)(6)	58,190	58,788
Domino’s Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	48,875	51,323
Drive Auto Receivables Trust Series 2019-4, Class D 2.70% due 02/16/2027	30,000	30,945
Eagle RE, Ltd. FRS Series 2018-1, Class M1 1.85% (1 ML+1.70%) due 11/25/2028*(5)	51,619	51,574
Exeter Automobile Receivables Trust Series 2019-4A, Class D 2.58% due 09/15/2025*	70,000	71,990
Exeter Automobile Receivables Trust Series 2020-1A, Class D 2.73% due 12/15/2025*	20,000	20,747
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 2.26% due 05/25/2035(5)(6)	36,234	36,112

GS Mtg. Securities Corp. VRS Series 2018-GS10, Class XA 0.33% due 07/10/2051(4)(6)(7)	1,061,821	24,823
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(4)	110,000	109,875
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(4)	30,000	34,596
GS Mtg. Securities Trust Series 2016-GS2, Class A4 3.05% due 05/10/2049(4)	86,000	93,377
GS Mtg. Securities Trust Series 2012-GCJ7, Class A4 3.38% due 05/10/2045(4)	55,196	55,873
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(4)	115,000	125,175
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 2.92% due 03/25/2047(5)(6)	12,499	10,092
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 3.14% due 04/25/2036(5)(6)	4,011	3,215
Home Re, Ltd. FRS Series 2018-1, Class M1 1.75% (1 ML + 1.60%) due 10/25/2028*(5)	17,756	17,723
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.69% (1 ML+0.54%) due 05/25/2035(5)	28,694	28,871
JP Morgan Chase Commercial Mtg. Securities Trust Series 2020-NNN, Class AFX 2.81% due 01/16/2037*(4)	20,000	20,793
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(4)	64,000	69,506
JPMDB Commercial Mtg. Securities Trust Series 2016-C4, Class A3 3.14% due 12/15/2049(4)	80,000	88,995
KKR CLO, Ltd. FRS Series 19, Class A1 1.46% (3 ML+1.22%) due 10/15/2030*(9)	250,000	250,256
Legacy Mtg. Asset Trust Series 2019-GS7, Class A1 3.25% due 11/25/2059*(5)(8)	93,836	93,990
Legacy Mtg. Asset Trust Series 2018-GS1, Class A1 4.00% due 03/25/2058*(8)	102,504	102,853
LSTAR Securities Investment, Ltd. FRS Series 2019-1, Class A1 1.85% (1 ML+1.70%) due 03/01/2024*(5)	41,779	41,292
LSTAR Securities Investment, Ltd. FRS Series 2019-3, Class A1 1.65% (1 ML+1.50%) due 04/01/2024*(5)	69,516	68,474
LSTAR Securities Investment Trust FRS Series 2019-4, Class A1 1.65% (1 ML + 1.50%) due 05/01/2024*(5)	74,494	73,463
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 2.69% due 12/25/2034(5)(6)	10,588	10,729
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 3.64% due 02/25/2035(5)(6)	17,698	18,387
Mill City Mtg. Loan Trust VRS Series 2017-3, Class A1 2.75% due 01/25/2061*(6)	43,983	45,117
Mill City Mtg. Loan Trust VRS Series 2018-1, Class A1 3.25% due 05/25/2062*(6)	62,374	64,539
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA
1.00% due 12/15/2047(4)(6)(7)	193,085	5,811
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5
4.06% due 02/15/2047(4)	20,000	21,772
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA
1.42% due 06/15/2050(4)(6)(7)	106,748	6,450
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(4)	100,000	100,996
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(5)	23,614	15,585
MortgageIT Trust FRS Series 2005-4, Class A1 0.71% (1 ML+0.56%) due 10/25/2035(5)	44,256	44,926
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 0.90% (1 ML + 0.75%) due 01/25/2048*(5)	59,309	59,363
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 1.65% (1 ML+1.50%) due 06/25/2057*(5)	45,025	45,559

New Residential Mtg. Loan Trust VRS Series 2019-5A, Class A1B 3.50% due 08/25/2059*(5)(6)	69,879	72,921
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(5)(6)	44,145	46,818
New Residential Mtg. Loan Trust VRS Series 2015-1A, Class A3 3.75% due 05/28/2052*(5)(6)	20,607	21,910
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(5)(6)	41,872	44,615
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(5)(6)	74,693	80,725
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(5)(6)	75,967	82,147
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(5)(6)	59,321	63,084
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(5)(6)	44,053	47,808
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(5)(6)	67,256	72,646
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(5)(6)	8,140	8,466
Oaktown Re III, Ltd. FRS Series 2019-1A, Class M1A 1.55% (1 M + 1.40%) due 07/25/2029*(5)	7,561	7,562
Oaktown Re, Ltd. FRS Series 2018-1A, Class M1 1.70% (1 ML+1.55%) due 07/25/2028*(5)	30,983	30,928
OCP CLO, Ltd. FRS Series 2015-8A, Class A1R 1.07% (3 ML+0.85%) due 04/17/2027*(9)	43,959	43,842
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	22,354	22,383
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.25% (1 ML+0.10%) due 02/25/2037	31,093	19,567
OZLM XII, Ltd. FRS Series 2015-12A, Class A1R 1.26% (3 ML+1.05%) due 04/30/2027*(9)	212,244	211,743
Preston Ridge Partners Mtg. Series 2020-4, Class A1 2.95% due 10/25/2025*(8)	98,320	98,695
Santander Drive Auto Receivables Trust Series 2020-4, Class D 1.48% due 01/15/2027	10,000	10,097
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.28% (1 ML+0.13%) due 05/25/2037	70,998	58,385
SG Commercial Mtg. Securities Trust Series 2020-COVE, Class A 2.63% due 03/15/2037*(4)	85,000	87,637
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.65% (1 ML+0.50%) due 11/25/2036	160,000	150,843
Springleaf Funding Trust Series 2017-AA, Class A 2.68% due 07/15/2030*	73,142	73,284
Summit Issuer LLC Series 2020-1A, Class A2 2.29% due 12/20/2050*	25,000	25,143
Towd Point Mtg. Trust FRS Series 2017-5, Class A1 0.75% (1 ML+0.60%)
due 02/25/2057*	37,643	37,522
Towd Point Mtg. Trust VRS Series 2016-3, Class A1
2.25% due 04/25/2056*(6)	21,164	21,365
Towd Point Mtg. Trust VRS Series 2017-1, Class A1
2.75% due 10/25/2056*(6)	81,409	83,436
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(6)	37,148	37,975
Towd Point Mtg. Trust VRS Series 2017-3, Class A1 2.75% due 07/25/2057*(6)	42,653	43,919
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(6)	76,953	79,230
Vericrest Opportunity Loan Trust Series 2020-NPL2, Class A1A 2.98% due 02/25/2050*(8)	65,999	66,103
Vericrest Opportunity Loan Trust Series 2019-NPL8, Class A1A 3.28% due 11/25/2049*(8)	56,189	56,215
Verus Securitization Trust Series 2020-NPL1, Class A1 3.60% due 08/25/2050*(8)	90,952	91,627
Verus Securitization Trust VRS Series 2018-INV2, Class A1FX 4.15% due 10/25/2058*(5)(6)	60,963	61,944
VOLT LXXX LLC Series 2019-NPL6, Class A1A 3.23% due 10/25/2049*(8)	57,784	57,866
VOLT LXXXVII LLC Series 2020-NPL3, Class A1A 2.98% due 02/25/2050*(8)	68,991	69,084

VOLT LXXXVIII LLC Series 2020-NPLS, Class A1 2.98% due 03/25/2050*(8)	93,579	93,684
Voya CLO, Ltd. FRS Series 2015-1A, Class A1R 1.12% (3 ML+0.90%) due 01/18/2029*(9)	250,000	249,447
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 0.90% due 09/15/2057(4)(6)(7)	584,757	21,010
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(4)	65,000	70,517
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 2.77% due 10/25/2036(5)(6)	13,380	12,187
Wendy’s Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*	48,500	51,463
Westlake Automobile Receivables Trust Series 2020-3A, Class D 1.65% due 02/17/2026*	30,000	30,358
Westlake Automobile Receivables Trust Series 2019-3A, Class D 2.72% due 11/15/2024*	50,000	51,351
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	42,858	42,984
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(4)	120,000	131,456
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(4)	110,000	120,256
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(4)	50,111	55,139
Total Asset Backed Securities (cost $7,197,558)		7,376,064
U.S. CORPORATE BONDS & NOTES — 12.9%
Aerospace/Defense — 0.2%
Boeing Co. Senior Notes 5.04% due 05/01/2027	15,000	17,536
Boeing Co. Senior Notes 5.15% due 05/01/2030	40,000	48,410
General Dynamics Corp. Company Guar. Bonds 4.25% due 04/01/2040	15,000	19,526
Northrop Grumman Corp. Senior Bonds 5.15% due 05/01/2040	30,000	41,466
Raytheon Technologies Corp. Senior Notes 3.65% due 08/16/2023	2,000	2,156
Raytheon Technologies Corp. Senior Notes 3.95% due 08/16/2025	35,000	40,142
Raytheon Technologies Corp. Senior Notes 4.45% due 11/16/2038	15,000	18,914
Raytheon Technologies Corp. Senior Notes 4.63% due 11/16/2048	5,000	6,788
		194,938
Aerospace/Defense-Equipment — 0.0%
L3Harris Technologies, Inc. Senior Notes 3.85% due 06/15/2023	35,000	37,805
Agricultural Operations — 0.0%
Archer-Daniels-Midland Co. Senior Notes 3.25% due 03/27/2030	10,000	11,565
Apparel Manufacturers — 0.0%
William Carter Co. Company Guar. Notes 5.63% due 03/15/2027*	10,000	10,525
Applications Software — 0.1%
Microsoft Corp. Senior Bonds
2.68% due 06/01/2060	9,000	9,753
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	21,000	28,839
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	35,000	37,381
		75,973
Auto-Cars/Light Trucks — 0.1%
General Motors Co. Senior Notes 6.13% due 10/01/2025	75,000	90,973
Banks-Commercial — 0.0%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	30,000	30,980
Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 2.10% due 10/24/2024	30,000	31,861
State Street Corp. Senior Notes 2.35% due 11/01/2025	35,000	37,355

State Street Corp. Senior Notes 2.90% due 03/30/2026	15,000	16,340
		85,556
Banks-Super Regional — 0.4%
Fifth Third Bancorp Senior Notes 2.38% due 01/28/2025	25,000	26,606
PNC Financial Services Group, Inc. Senior Notes 2.20% due 11/01/2024	50,000	53,139
Wells Fargo & Co. Senior Notes 2.41% due 10/30/2025	35,000	37,008
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	25,000	27,515
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	120,000	132,956
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	40,000	41,142
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	40,000	43,668
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	15,000	21,259
		383,293
Beverages-Non-alcoholic — 0.0%
PepsiCo, Inc. Senior Notes 3.63% due 03/19/2050	20,000	25,379
Brewery — 0.3%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	40,000	45,506
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	10,000	12,654
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	15,000	19,629
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	50,000	67,927
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	10,000	10,392
Constellation Brands, Inc. Company Guar. Notes 3.15% due 08/01/2029	17,000	18,932
Constellation Brands, Inc. Company Guar. Bonds 3.60% due 02/15/2028	37,000	42,266
Constellation Brands, Inc. Company Guar. Notes 4.40% due 11/15/2025	15,000	17,417
Constellation Brands, Inc. Company Guar. Notes 4.65% due 11/15/2028	5,000	6,093
		240,816
Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 3.63% due 05/15/2030	15,000	17,182
Discovery Communications LLC Company Guar. Notes 3.90% due 11/15/2024	30,000	33,266
Discovery Communications LLC Company Guar. Notes 3.95% due 06/15/2025	2,000	2,247
Discovery Communications LLC Company Guar. Notes 4.00% due 09/15/2055*	50,000	55,965
Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	10,000	13,194
		121,854
Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc.
Senior Notes
3.38% due 01/15/2031*	30,000	30,150
Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*	20,000	21,395
		51,545
Building Products-Air & Heating — 0.0%
Carrier Global Corp. Senior Notes 2.70% due 02/15/2031	15,000	16,116
Building-Residential/Commercial — 0.1%
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	85,000	101,143
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	24,000	26,940
		128,083
Cable/Satellite TV — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.25% due 02/01/2031*	15,000	15,808
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	35,000	37,144
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 2.30% due 02/01/2032	115,000	115,134

Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.70% due 04/01/2051	5,000	5,192
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	55,000	65,692
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.13% due 07/01/2049	5,000	6,103
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	20,000	28,289
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	10,000	11,361
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	30,000	34,062
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	5,000	5,756
Comcast Corp. Company Guar. Notes 3.75% due 04/01/2040	25,000	30,201
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	20,000	25,101
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	15,000	19,767
Comcast Corp. Company Guar. Notes 4.95% due 10/15/2058	20,000	30,365
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	80,000	86,737
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	25,000	25,505
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	20,000	23,436
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	40,000	53,390
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	15,000	20,591
		639,634
Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	15,000	16,051
Cellular Telecom — 0.3%
T-Mobile USA, Inc. Senior Sec. Notes 2.05% due 02/15/2028*	65,000	67,610
T-Mobile USA, Inc. Senior Sec. Notes 3.30% due 02/15/2051*	15,000	15,433
T-Mobile USA, Inc. Senior Sec. Notes 3.50% due 04/15/2025*	35,000	38,674
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030*	45,000	52,119
T-Mobile USA, Inc. Senior Sec. Notes 4.50% due 04/15/2050*	15,000	18,501
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2026	80,000	82,800
		275,137
Chemicals-Diversified — 0.1%
Dow Chemical Co. Senior Notes
4.80% due 05/15/2049	10,000	13,506
DuPont de Nemours, Inc.
Senior Notes
4.21% due 11/15/2023	35,000	38,613
LYB International Finance III LLC Company Guar. Notes
1.25% due 10/01/2025	10,000	10,175
LYB International Finance III LLC Company Guar. Notes
3.80% due 10/01/2060	5,000	5,370
		67,664
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	5,000	6,688
Commercial Services-Finance — 0.2%
Equifax, Inc. Senior Notes 2.60% due 12/15/2025	20,000	21,588
Equifax, Inc. Senior Notes 3.10% due 05/15/2030	5,000	5,562
Global Payments, Inc. Senior Notes 2.90% due 05/15/2030	30,000	32,666
Global Payments, Inc. Senior Notes 3.20% due 08/15/2029	10,000	11,065

IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	65,000	70,675
		141,556
Computer Services — 0.2%
Booz Allen Hamilton, Inc. Company Guar. Notes 3.88% due 09/01/2028*	65,000	66,950
International Business Machines Corp. Senior Notes 1.95% due 05/15/2030	100,000	103,072
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025*	15,000	16,771
		186,793
Computers — 0.1%
Apple, Inc. Senior Notes 2.20% due 09/11/2029	45,000	48,588
Apple, Inc. Senior Notes 3.45% due 02/09/2045	10,000	12,136
Apple, Inc. Senior Notes 4.38% due 05/13/2045	5,000	6,852
HP, Inc. Senior Notes 2.20% due 06/17/2025	15,000	15,881
HP, Inc. Senior Notes 3.00% due 06/17/2027	15,000	16,551
		100,008
Consulting Services — 0.1%
Gartner, Inc. Company Guar. Notes 3.75% due 10/01/2030*	20,000	21,075
Gartner, Inc. Company Guar. Notes 4.50% due 07/01/2028*	25,000	26,375
		47,450
Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	110,000	117,150
Data Processing/Management — 0.2%
Fidelity National Information Services, Inc. Senior Notes 3.75% due 05/21/2029	13,000	15,262
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	10,000	11,903
Fiserv, Inc. Senior Notes 2.25% due 06/01/2027	110,000	117,232
		144,397
Decision Support Software — 0.1%
MSCI, Inc. Company Guar. Notes 3.88% due 02/15/2031*	30,000	31,725
MSCI, Inc. Company Guar. Notes 5.38% due 05/15/2027*	75,000	80,062
		111,787
Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	5,000	5,277
Diversified Banking Institutions — 1.8%
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	55,000	58,632
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	175,000	192,658
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	30,000	34,154
Bank of America Corp.
Senior Notes
4.08% due 03/20/2051	85,000	107,344
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	45,000	62,113
Citigroup, Inc. Senior Notes 2.31% due 11/04/2022	30,000	30,479
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	15,000	16,765
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	190,000	206,563
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	25,000	29,105
Citigroup, Inc. Senior Notes 4.41% due 03/31/2031	25,000	30,316
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	55,000	57,125
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	20,000	22,073
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	65,000	75,232

Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	20,000	24,407
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	30,000	46,985
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	45,000	49,347
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2041	10,000	11,178
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	85,000	91,658
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	16,000	16,827
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	110,000	125,102
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	35,000	40,601
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	35,000	37,967
Morgan Stanley Senior Notes 1.79% due 02/13/2032	70,000	70,501
Morgan Stanley Senior Notes 2.50% due 04/21/2021	45,000	45,279
Morgan Stanley Senior Notes 2.63% due 11/17/2021	10,000	10,197
Morgan Stanley Senior Notes 2.70% due 01/22/2031	65,000	70,769
Morgan Stanley Senior Notes 3.13% due 07/27/2026	20,000	22,355
Morgan Stanley Senior Notes 3.59% due 07/22/2028	15,000	17,125
Morgan Stanley Senior Notes 4.00% due 07/23/2025	15,000	17,166
Morgan Stanley Senior Notes 4.43% due 01/23/2030	10,000	12,164
		1,632,187
Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 3.63% due 05/01/2030	80,000	91,431
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.90% due 02/21/2021	20,000	20,063
		111,494
Drug Delivery Systems — 0.1%
Becton Dickinson & Co. Senior Notes 2.82% due 05/20/2030	30,000	32,973
Becton Dickinson & Co. Senior Notes 3.36% due 06/06/2024	70,000	76,095
		109,068
E-Commerce/Products — 0.2%
Amazon.com, Inc. Senior Notes 3.80% due 12/05/2024	140,000	157,380
Electric-Distribution — 0.1%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	20,000	23,774
Commonwealth Edison Co. 1st Mtg. Bonds
4.00% due 03/01/2048	5,000	6,333
Connecticut Light & Power Co. 1st Mtg. Notes
4.00% due 04/01/2048	15,000	19,423
Oglethorpe Power Corp. 1st Mtg. Bonds
3.75% due 08/01/2050*	5,000	5,373
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048	20,000	25,396
Sempra Energy Senior Notes 3.40% due 02/01/2028	25,000	28,473
Sempra Energy Senior Notes 3.80% due 02/01/2038	10,000	11,583
Sempra Energy Senior Notes 4.00% due 02/01/2048	5,000	5,958
		126,313
Electric-Integrated — 1.0%
AES Corp. Senior Notes 3.30% due 07/15/2025*	20,000	21,800
Alabama Power Co. Senior Notes 4.15% due 08/15/2044	20,000	25,374
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	15,000	17,147
Cleco Corporate Holdings LLC Senior Notes 3.38% due 09/15/2029	20,000	20,541

Cleco Corporate Holdings LLC Senior Notes 3.74% due 05/01/2026	10,000	11,067
Dominion Energy, Inc. Senior Notes 3.38% due 04/01/2030	15,000	17,086
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	20,000	22,837
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	10,000	12,077
Duke Energy Progress LLC 1st Mtg. Notes 4.38% due 03/30/2044	40,000	51,382
Evergy Metro, Inc. 1st Mtg. Bonds 2.25% due 06/01/2030	5,000	5,297
Evergy, Inc. Senior Notes 2.45% due 09/15/2024	10,000	10,603
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	30,000	32,884
Exelon Corp. Senior Notes 3.95% due 06/15/2025	45,000	50,903
FirstEnergy Corp. Senior Notes 1.60% due 01/15/2026	5,000	4,887
FirstEnergy Corp. Senior Notes 2.25% due 09/01/2030	20,000	19,346
Florida Power & Light Co. 1st Mtg. Bonds 3.99% due 03/01/2049	5,000	6,506
Georgia Power Co. Senior Notes 2.10% due 07/30/2023	25,000	26,112
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	25,000	31,747
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	25,000	27,249
IPALCO Enterprises, Inc. Senior Sec. Notes 4.25% due 05/01/2030*	70,000	80,810
MidAmerican Energy Co. 1st Mtg. Notes 3.15% due 04/15/2050	25,000	28,740
MidAmerican Energy Co. 1st Mtg. Bonds 3.65% due 08/01/2048	5,000	6,113
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.25% due 06/01/2030	25,000	26,210
Pacific Gas & Electric Co. 1st Mtg. Notes 2.50% due 02/01/2031	65,000	65,237
PacifiCorp 1st Mtg. Notes 4.13% due 01/15/2049	5,000	6,429
PacifiCorp 1st Mtg. Notes 4.15% due 02/15/2050	5,000	6,523
Public Service Electric & Gas Co. 1st Mtg. Bonds 3.80% due 03/01/2046	5,000	6,141
Public Service Enterprise Group, Inc. Senior Notes 1.60% due 08/15/2030	20,000	19,720
Public Service Enterprise Group, Inc. Senior Notes 2.88% due 06/15/2024	30,000	32,296
Puget Energy, Inc. Senior Sec. Notes
3.65% due 05/15/2025	35,000	38,599
Puget Energy, Inc. Senior Sec. Notes
4.10% due 06/15/2030	25,000	28,268
South Carolina Electric & Gas Co. 1st Mtg. Bonds
5.10% due 06/01/2065	5,000	7,880
Southern California Edison Co. 1st Mtg. Notes 2.85% due 08/01/2029	15,000	16,320
Southern California Edison Co. 1st Mtg. Bonds 3.65% due 02/01/2050	5,000	5,679
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047	10,000	11,746
Southern California Edison Co. 1st Mtg. Notes Class C 4.13% due 03/01/2048	5,000	5,959
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	10,590
Southern Co. Senior Notes 3.25% due 07/01/2026	25,000	28,045
Southern Co. Senior Notes 3.70% due 04/30/2030	40,000	46,319
Union Electric Co. 1st Mtg. Notes 4.00% due 04/01/2048	5,000	6,302
		898,771
Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 2.95% due 05/14/2030*	40,000	43,721

Oncor Electric Delivery Co. LLC Senior Sec. Notes 3.10% due 09/15/2049	5,000	5,702
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	10,000	13,188
		62,611
Electronic Components-Semiconductors — 0.3%
Broadcom, Inc. Company Guar. Notes 3.15% due 11/15/2025	20,000	21,839
Broadcom, Inc. Company Guar. Notes 5.00% due 04/15/2030	75,000	91,171
Intel Corp. Senior Notes 2.45% due 11/15/2029	15,000	16,271
Intel Corp. Senior Notes 3.10% due 02/15/2060	5,000	5,505
Intel Corp. Senior Notes 4.10% due 05/19/2046	20,000	25,458
Microchip Technology, Inc. Senior Sec. Notes 2.67% due 09/01/2023*	45,000	47,064
NVIDIA Corp. Senior Bonds 3.50% due 04/01/2040	25,000	30,023
		237,331
Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 3.85% due 04/01/2060	55,000	67,634
Oracle Corp. Senior Notes 4.00% due 11/15/2047	35,000	43,221
		110,855
Finance-Consumer Loans — 0.0%
Navient Corp. Senior Notes 7.25% due 09/25/2023	23,000	25,208
Finance-Credit Card — 0.1%
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	35,000	38,338
Mastercard, Inc. Senior Notes 3.35% due 03/26/2030	15,000	17,441
		55,779
Finance-Other Services — 0.2%
GTP Acquisition Partners I LLC Sec. Notes 3.48% due 06/15/2050*	135,000	144,739
Food-Confectionery — 0.0%
Mondelez International, Inc. Senior Notes 1.50% due 05/04/2025	15,000	15,514
Mondelez International, Inc. Senior Notes 1.50% due 02/04/2031	25,000	24,700
		40,214
Food-Misc./Diversified — 0.1%
Conagra Brands, Inc. Senior Notes 1.38% due 11/01/2027	60,000	60,554
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	10,000	11,191
Conagra Brands, Inc. Senior Notes 4.60% due 11/01/2025	5,000	5,890
Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048	5,000	7,135
Kellogg Co. Senior Notes 3.40% due 11/15/2027	35,000	39,585
		124,355
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 3.38% due 08/15/2030	65,000	67,614
Service Corp. International Senior Notes 5.13% due 06/01/2029	51,000	56,482
		124,096
Gas-Distribution — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	23,000	24,783
Dominion Energy Gas Holdings LLC Senior Notes 2.50% due 11/15/2024	25,000	26,746
NiSource, Inc. Senior Notes 3.49% due 05/15/2027	25,000	28,348
NiSource, Inc. Senior Notes 3.60% due 05/01/2030	50,000	57,859
		137,736
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*	80,000	83,465
Independent Power Producers — 0.1%
NRG Energy, Inc. Senior Sec. Notes 2.00% due 12/02/2025*	25,000	25,924

NRG Energy, Inc. Senior Sec. Notes 2.45% due 12/02/2027*	25,000	26,321
		52,245
Insurance Brokers — 0.1%
Aon Corp. Company Guar. Notes 2.20% due 11/15/2022	25,000	25,840
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	30,000	33,274
Marsh & McLennan Cos., Inc. Senior Notes 3.88% due 03/15/2024	20,000	22,059
Marsh & McLennan Cos., Inc. Senior Notes 4.38% due 03/15/2029	10,000	12,175
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	10,000	13,460
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	20,000	21,838
		128,646
Insurance-Life/Health — 0.2%
Brighthouse Financial, Inc. Senior Notes 5.63% due 05/15/2030	95,000	117,276
Unum Group Senior Notes 4.00% due 06/15/2029	10,000	11,247
Unum Group Senior Notes 4.50% due 03/15/2025	15,000	16,990
Unum Group Senior Notes 4.50% due 12/15/2049	25,000	26,343
		171,856
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 3.73% due 10/15/2070*	11,000	12,145
New York Life Global Funding Sec. Notes 2.00% due 01/22/2025*	45,000	47,346
New York Life Insurance Co. Sub. Notes 3.75% due 05/15/2050*	15,000	17,943
		77,434
Insurance-Property/Casualty — 0.0%
Progressive Corp. Senior Notes 3.20% due 03/26/2030	25,000	28,791
Internet Security — 0.1%
NortonLifeLock, Inc. Senior Notes 5.00% due 04/15/2025*	50,000	51,000
Machinery-General Industrial — 0.0%
Otis Worldwide Corp. Senior Notes 2.57% due 02/15/2030	35,000	37,584
Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 1.90% due 06/01/2025	15,000	15,756
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	50,000	56,742
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2028	15,000	17,668
		90,166
Medical Products — 0.0%
Baxter International, Inc. Senior Notes 3.95% due 04/01/2030*	15,000	17,927
Medical-Biomedical/Gene — 0.3%
Amgen, Inc. Senior Notes 1.90% due 02/21/2025	10,000	10,511
Amgen, Inc. Senior Notes 2.20% due 02/21/2027	15,000	16,080
Amgen, Inc. Senior Notes 2.30% due 02/25/2031	70,000	74,661
Amgen, Inc. Senior Notes 2.45% due 02/21/2030	25,000	26,771
Amgen, Inc. Senior Notes 3.15% due 02/21/2040	55,000	60,545
Amgen, Inc. Senior Notes 3.38% due 02/21/2050	15,000	16,759
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	2,000	2,081
Gilead Sciences, Inc. Senior Notes 1.65% due 10/01/2030	60,000	60,206
		267,614
Medical-Drugs — 0.3%
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	30,000	33,621
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049	30,000	37,615

AbbVie, Inc. Senior Notes 4.63% due 10/01/2042	20,000	25,395
Bristol-Myers Squibb Co. Senior Notes 0.75% due 11/13/2025	50,000	50,343
Bristol-Myers Squibb Co. Senior Notes 2.55% due 11/13/2050	40,000	40,838
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029	20,000	23,283
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	55,000	61,752
Pfizer, Inc. Senior Notes 1.70% due 05/28/2030	25,000	25,958
Pfizer, Inc. Senior Notes 2.63% due 04/01/2030	10,000	11,161
		309,966
Medical-Generic Drugs — 0.0%
Viatris, Inc. Company Guar. Notes 1.65% due 06/22/2025*	10,000	10,343
Viatris, Inc. Company Guar. Notes 2.30% due 06/22/2027*	5,000	5,323
		15,666
Medical-HMO — 0.3%
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	25,000	32,598
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	10,000	13,868
Centene Corp. Senior Notes 3.38% due 02/15/2030	25,000	26,302
Centene Corp. Senior Notes 4.63% due 12/15/2029	72,000	79,935
UnitedHealth Group, Inc. Senior Notes 2.38% due 08/15/2024	25,000	26,648
UnitedHealth Group, Inc. Senior Notes 2.88% due 08/15/2029	20,000	22,733
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	40,000	47,585
		249,669
Medical-Hospitals — 0.0%
CommonSpirit Health Senior Sec. Notes 3.35% due 10/01/2029	5,000	5,490
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	20,000	21,252
Sutter Health Notes 3.36% due 08/15/2050	15,000	16,328
		43,070
Multimedia — 0.0%
Walt Disney Co. Company Guar. Notes 2.65% due 01/13/2031	35,000	38,371
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 2.50% due 11/15/2050	10,000	10,104
Waste Management, Inc. Company Guar. Notes
4.15% due 07/15/2049	5,000	6,663
		16,767
Office Automation & Equipment — 0.1%
CDW LLC/CDW Finance Corp. Company Guar. Notes
3.25% due 02/15/2029	59,000	60,162
Oil Companies-Exploration & Production — 0.1%
Hess Corp. Senior Notes
7.13% due 03/15/2033	9,000	11,754
Hess Corp. Senior Notes 7.30% due 08/15/2031	15,000	19,625
SM Energy Co. Senior Notes 6.13% due 11/15/2022	20,000	19,300
		50,679
Oil Companies-Integrated — 0.0%
BP Capital Markets America, Inc. Company Guar. Notes 3.63% due 04/06/2030	5,000	5,825
Exxon Mobil Corp. Senior Notes 4.23% due 03/19/2040	25,000	31,134
		36,959
Oil Refining & Marketing — 0.2%
Marathon Petroleum Corp. Senior Notes 4.70% due 05/01/2025	40,000	45,822
Phillips 66 Company Guar. Notes 2.15% due 12/15/2030	10,000	10,152
Valero Energy Corp. Senior Notes 2.15% due 09/15/2027	90,000	91,959
Valero Energy Corp. Senior Notes 4.00% due 04/01/2029	15,000	16,875

Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	15,000	17,482
		182,290
Oil-Field Services — 0.0%
Halliburton Co. Senior Notes 4.85% due 11/15/2035	10,000	11,670
Pharmacy Services — 0.1%
CVS Health Corp Senior Notes 4.13% due 04/01/2040	35,000	41,987
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	30,000	40,391
		82,378
Pipelines — 0.4%
Energy Transfer Operating LP Company Guar. Notes 4.95% due 06/15/2028	15,000	17,289
Energy Transfer Operating LP Company Guar. Notes 5.15% due 03/15/2045	10,000	10,837
Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029	25,000	29,189
Energy Transfer Operating LP Company Guar. Notes 6.13% due 12/15/2045	80,000	94,504
Energy Transfer Operating LP Company Guar. Notes 6.25% due 04/15/2049	5,000	6,048
Kinder Morgan Energy Partners LP Company Guar. Notes 3.50% due 03/01/2021	25,000	25,000
MPLX LP Senior Notes 1.75% due 03/01/2026	10,000	10,349
MPLX LP Senior Notes 4.25% due 12/01/2027	15,000	17,613
MPLX LP Senior Notes 4.70% due 04/15/2048	25,000	29,647
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	6,082
MPLX LP Senior Notes 5.50% due 02/15/2049	5,000	6,584
ONEOK, Inc. Company Guar. Notes 3.10% due 03/15/2030	5,000	5,326
ONEOK, Inc. Company Guar. Bonds 4.45% due 09/01/2049	15,000	15,777
ONEOK, Inc. Company Guar. Notes 5.85% due 01/15/2026	15,000	17,976
ONEOK, Inc. Company Guar. Notes 6.00% due 06/15/2035	5,000	6,123
ONEOK, Inc. Company Guar. Notes 7.15% due 01/15/2051	5,000	6,905
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	30,000	33,616
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030*	25,000	29,632
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.00% due 10/01/2027	10,000	10,981
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	15,000	15,505
Williams Companies, Inc. Senior Notes
5.80% due 11/15/2043	5,000	6,525
Williams Cos., Inc. Senior Notes
6.30% due 04/15/2040	7,000	9,310
		410,818
Real Estate Investment Trusts — 0.4%
American Tower Corp. Senior Notes
1.50% due 01/31/2028	40,000	40,250
American Tower Corp. Senior Notes 2.40% due 03/15/2025	20,000	21,259
American Tower Corp. Senior Notes 2.95% due 01/15/2051	30,000	30,071
Brixmor Operating Partnership LP Senior Notes 4.05% due 07/01/2030	40,000	45,911
Equinix, Inc. Senior Notes 1.80% due 07/15/2027	5,000	5,147
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.00% due 01/15/2031	40,000	43,649
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	20,000	23,139
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.75% due 06/01/2028	10,000	11,845

SBA Tower Trust Mtg. Notes 2.84% due 01/15/2050*	40,000	42,586
SBA Tower Trust Mtg. Notes 3.17% due 04/09/2047*	75,000	75,604
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	50,000	53,023
VEREIT Operating Partnership LP Company Guar. Notes 2.85% due 12/15/2032	5,000	5,228
VEREIT Operating Partnership LP Company Guar. Notes 3.40% due 01/15/2028	5,000	5,520
		403,232
Rental Auto/Equipment — 0.0%
United Rentals North America, Inc. Company Guar. Notes 3.88% due 02/15/2031	20,000	20,981
Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 3.63% due 04/15/2025	40,000	44,807
Retail-Building Products — 0.2%
Home Depot, Inc. Senior Bonds 3.30% due 04/15/2040	55,000	64,823
Lowe’s Cos., Inc. Senior Notes 1.70% due 10/15/2030	60,000	60,791
Lowe’s Cos., Inc. Senior Notes 3.70% due 04/15/2046	10,000	11,857
		137,471
Retail-Pawn Shops — 0.0%
FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	30,000	30,937
Retail-Restaurants — 0.1%
McDonald’s Corp. Senior Notes 3.35% due 04/01/2023	25,000	26,632
McDonald’s Corp. Senior Notes 3.63% due 09/01/2049	25,000	29,338
McDonald’s Corp. Senior Notes 4.20% due 04/01/2050	10,000	12,856
		68,826
Schools — 0.1%
Howard University Notes 2.65% due 10/01/2028	5,000	5,077
Howard University Notes 2.80% due 10/01/2030	5,000	5,217
Howard University Notes 2.90% due 10/01/2031	40,000	42,176
		52,470
Semiconductor Components-Integrated Circuits — 0.0%
QUALCOMM, Inc. Senior Notes 4.65% due 05/20/2035	5,000	6,689
QUALCOMM, Inc. Senior Notes 4.80% due 05/20/2045	20,000	28,455
		35,144
Steel-Producers — 0.0%
Steel Dynamics, Inc. Senior Notes 2.80% due 12/15/2024	23,000	24,727
Telephone-Integrated — 0.5%
AT&T, Inc. Senior Notes
3.50% due 02/01/2061	40,000	39,839
AT&T, Inc. Senior Notes
3.55% due 09/15/2055*	59,000	58,800
AT&T, Inc. Senior Notes
3.65% due 06/01/2051	70,000	73,297
AT&T, Inc. Senior Notes 3.65% due 09/15/2059*	2,000	2,020
AT&T, Inc. Senior Notes 3.80% due 12/01/2057*	25,000	26,123
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	10,000	12,134
Verizon Communications, Inc. Senior Notes 2.65% due 11/20/2040	20,000	20,195
Verizon Communications, Inc. Senior Notes 2.88% due 11/20/2050	15,000	15,114
Verizon Communications, Inc. Senior Notes 3.00% due 11/20/2060	10,000	10,101
Verizon Communications, Inc. Senior Notes 3.15% due 03/22/2030	165,000	185,033
Verizon Communications, Inc. Senior Notes 4.00% due 03/22/2050	5,000	6,050
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	10,000	12,479

Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	15,000	19,569
		480,754
Television — 0.1%
ViacomCBS, Inc. Senior Notes 4.20% due 05/19/2032	30,000	36,154
ViacomCBS, Inc. Senior Notes 4.95% due 01/15/2031	60,000	75,308
		111,462
Tobacco — 0.3%
Altria Group, Inc. Company Guar. Notes 2.35% due 05/06/2025	10,000	10,625
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	10,000	10,563
Altria Group, Inc. Company Guar. Notes 5.38% due 01/31/2044	25,000	31,952
Altria Group, Inc. Company Guar. Notes 5.80% due 02/14/2039	20,000	26,351
Altria Group, Inc. Company Guar. Notes 5.95% due 02/14/2049	10,000	14,010
BAT Capital Corp. Company Guar. Notes 2.26% due 03/25/2028	55,000	57,092
BAT Capital Corp. Company Guar. Notes 2.79% due 09/06/2024	35,000	37,416
BAT Capital Corp. Company Guar. Notes 3.46% due 09/06/2029	15,000	16,362
Philip Morris International, Inc. Senior Notes 2.10% due 05/01/2030	45,000	46,933
		251,304
Transactional Software — 0.1%
Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*	45,000	46,069
Transport-Rail — 0.1%
Norfolk Southern Corp. Senior Notes 3.40% due 11/01/2049	5,000	5,704
Union Pacific Corp. Senior Notes 2.97% due 09/16/2062*	50,000	52,224
		57,928
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 3.30% due 03/15/2027	20,000	22,408
FedEx Corp. Company Guar. Notes 4.25% due 05/15/2030	20,000	24,300
		46,708
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.70% due 11/01/2024*	30,000	32,140
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.00% due 07/15/2025*	25,000	28,350
		60,490
Water — 0.0%
American Water Capital Corp. Senior Notes 2.80% due 05/01/2030	10,000	11,039
American Water Capital Corp. Senior Notes 4.15% due 06/01/2049	15,000	19,861
		30,900
Total U.S. Corporate Bonds & Notes (cost $11,046,601)		11,882,533
FOREIGN CORPORATE BONDS & NOTES — 0.8%
Cellular Telecom — 0.0%
Vodafone Group PLC Senior Notes 6.15% due 02/27/2037	25,000	36,043
Diversified Banking Institutions — 0.1%
JPMorgan Chase & Co. Senior Notes 3.96% due 01/29/2027	50,000	57,454
JPMorgan Chase & Co. Senior Notes 4.02% due 12/05/2024	25,000	27,541
		84,995
Diversified Manufacturing Operations — 0.0%
Trane Technologies Luxembourg Finance SA Company Guar. Notes 4.50% due 03/21/2049	5,000	6,518
Electronic Components-Misc. — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	25,000	27,813
Electronic Components-Semiconductors — 0.0%
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 4.30% due 06/18/2029*	17,000	20,261

Medical-Biomedical/Gene — 0.1%
Royalty Pharma PLC Company Guar. Notes 1.75% due 09/02/2027*		5,000	5,145
Royalty Pharma PLC Company Guar. Notes 2.20% due 09/02/2030*		30,000	30,807
Royalty Pharma PLC Company Guar. Notes 3.30% due 09/02/2040*		10,000	10,515
Royalty Pharma PLC Company Guar. Notes 3.55% due 09/02/2050*		20,000	21,309
			67,776
Medical-Drugs — 0.1%
Bausch Health Cos., Inc. Senior Sec. Notes 5.75% due 08/15/2027*		25,000	26,813
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021		11,000	11,143
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026		50,000	48,063
			86,019
Metal-Iron — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 3.75% due 07/08/2030		55,000	61,188
Oil Companies-Integrated — 0.1%
Equinor ASA Company Guar. Notes 1.75% due 01/22/2026		20,000	21,009
Equinor ASA Company Guar. Notes 3.63% due 04/06/2040		30,000	35,943
Equinor ASA Company Guar. Bonds 3.70% due 04/06/2050		10,000	12,051
YPF SA Senior Notes 16.50% due 05/09/2022*	ARS	1,419,989	7,035
			76,038
Pipelines — 0.1%
TransCanada PipeLines, Ltd. Senior Notes 4.10% due 04/15/2030		30,000	35,485
TransCanada PipeLines, Ltd. Senior Notes 4.63% due 03/01/2034		10,000	12,220
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038		5,000	6,255
			53,960
Retail-Convenience Store — 0.0%
Alimentation Couche-Tard, Inc. Senior Notes 2.95% due 01/25/2030*		5,000	5,464
Alimentation Couche-Tard, Inc. Senior Notes 3.80% due 01/25/2050*		10,000	11,848
			17,312
Semiconductor Components-Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*		50,000	56,396
NXP BV/NXP Funding LLC Company Guar. Notes 5.35% due 03/01/2026*		8,000	9,638
NXP BV/NXP Funding LLC Company Guar. Notes 5.55% due 12/01/2028*		10,000	12,742
			78,776
SupraNational Banks — 0.0%
Inter-American Development Bank Senior Notes
7.25% due 06/10/2021	MXN	715,000	36,163
Telephone-Integrated — 0.1%
Telefonica Emisiones SAU Company Guar. Notes
7.05% due 06/20/2036		25,000	37,290
Tobacco — 0.0%
BAT International Finance PLC Company Guar. Notes
1.67% due 03/25/2026		30,000	30,709
Wireless Equipment — 0.0%
Nokia Oyi Senior Notes 4.38% due 06/12/2027		10,000	10,906
Nokia Oyj Senior Notes 6.63% due 05/15/2039		20,000	25,546
			36,452
Total Foreign Corporate Bonds & Notes (cost $771,664)			757,313
MUNICIPAL BONDS & NOTES — 0.8%
Chicago Board of Education General Obligation Bonds 6.04% due 12/01/2029		5,000	5,302
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039		15,000	15,815
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029		25,000	26,762
Chicago Transit Authority Revenue Bonds 3.91% due 12/01/2040		10,000	11,253

County of Riverside, CA Revenue Bonds 2.86% due 02/15/2026	70,000	74,259
County of Riverside, CA Revenue Bonds 3.07% due 02/15/2028	70,000	74,885
Florida State Board of Administration Finance Corp Revenue Bonds Series A 1.26% due 07/01/2025	65,000	66,489
Metropolitan Transportation Authority Revenue Bonds 4.75% due 11/15/2045	30,000	35,162
Metropolitan Transportation Authority Revenue Bonds Series C2 5.18% due 11/15/2049	80,000	93,742
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	29,000	44,102
New York Transportation Development Corp. Revenue Bonds 4.25% due 09/01/2035	85,000	94,288
Philadelphia Authority for Industrial Development Revenue Bonds Series C 6.55% due 10/15/2028	85,000	109,485
State of California General Obligation Bonds 7.30% due 10/01/2039	15,000	24,759
State of Illinois General Obligation Bonds 4.95% due 06/01/2023	46,091	47,228
State of Illinois General Obligation Bonds 5.00% due 01/01/2023	10,000	10,360
State of Illinois General Obligation Bonds 5.56% due 02/01/2021	10,000	10,024
Total Municipal Bonds & Notes (cost $681,777)		743,915
U.S. GOVERNMENT AGENCIES — 14.9%
Federal Home Loan Mtg. Corp. — 0.6%
2.50% due 01/01/2028	2,577	2,712
2.50% due 04/01/2028	8,732	9,234
3.00% due 08/01/2027	2,630	2,763
3.50% due 03/01/2042	4,159	4,524
3.50% due 08/01/2042	19,841	21,406
3.50% due 09/01/2043	12,383	13,409
4.00% due 03/01/2023	6	6
4.00% due 10/01/2043	18,432	20,321
4.50% due 01/01/2039	478	537
5.00% due 05/01/2034	8,313	9,532
5.50% due 07/01/2034	3,582	4,165
5.50% due 05/01/2037	1,193	1,403
6.00% due 08/01/2026	6,499	7,298
6.50% due 05/01/2029	640	718
7.50% due 08/01/2023	17	17
Federal Home Loan Mtg. Corp. FRS 2.36% (6 ML+1.49%) due 02/01/2037	624	645
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K1510, Class X1 0.48% due 01/25/2034(4)(6)(7)	174,805	8,837
Series K064, Class X1 0.61% due 03/25/2027(4)(6)(7)	314,612	10,585
Series K114, Class X1 1.12% due 06/25/2030(4)(6)(7)	204,902	18,820
Series K104, Class X1 1.13% due 01/25/2030(4)(6)(7)	169,801	14,908
Series K111, Class X1 1.57% due 05/25/2030(4)(6)(7)	99,918	12,606
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K068, Class A2
3.24% due 08/25/2027(4)	68,000	78,016
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K122, Class X1
0.88% due 11/25/2030(4)(6)(7)	100,000	7,448
Series K121, Class X1
1.03% due 10/25/2030(4)(6)(7)	112,000	9,483
Federal Home Loan Mtg. Corp. SCRT Series 2019-3, Class MV 3.50% due 10/25/2058(5)	14,239	15,891
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2018-DNA3, Class M1 0.90% (1 ML+0.75%) due 09/25/2048*(5)	177	177
Series 2018-HRP1, Class M2 1.80% (1 ML+1.65%) due 04/25/2043*(5)	12,638	12,431
Series 2019-HQA3, Class M2 2.00% (1 ML + 1.85%) due 09/25/2049*(5)	24,823	24,508
Series 2019-DNA3, Class M2 2.20% (1 ML + 2.05%) due 07/25/2049*(5)	32,532	32,350
Series 2019-HQA1, Class M2 2.50% (1 ML + 2.35%) due 02/25/2049*(5)	54,294	54,156
Series 2019-DNA2, Class M2 2.60% (1 ML+2.45%) due 03/25/2049*(5)	39,015	38,916

Federal Home Loan Mtg. Corp., REMIC
Series 4216, Class KQ 1.70% due 10/15/2039(5)	23,203	23,535
Series 3964, Class MD 2.00% due 01/15/2041(5)	1,622	1,659
Series 4961, Class JB 2.50% due 12/15/2042(5)	41,370	43,159
Series 3883, Class PB 3.00% due 05/15/2041(5)	13,352	14,434
Series 1577, Class PK 6.50% due 09/15/2023(5)	549	577
Series 1226, Class Z 7.75% due 03/15/2022(5)	43	44
		521,230
Federal National Mtg. Assoc. — 1.9%
2.50% due 02/01/2043	48,176	51,524
2.50% due 03/01/2043	95,272	101,970
2.64% due 03/01/2027	26,595	29,081
2.78% due 03/01/2027	59,944	66,085
2.97% due 06/01/2027	102,950	114,524
3.00% due 12/01/2027	6,783	7,131
3.00% due 01/01/2028	6,214	6,533
Series 415, Class A3 STRIPS 3.00% due 11/25/2042(5)	30,857	33,015
4.50% due 01/01/2039	1,533	1,722
4.50% due 06/01/2039	17,543	19,082
4.50% due 09/01/2039	3,885	4,309
4.50% due 05/01/2041	4,052	4,553
5.00% due 05/01/2035	1,209	1,399
5.00% due 07/01/2040	28,094	32,218
5.50% due 12/01/2029	1,102	1,232
5.50% due 06/01/2035	79,220	93,023
5.50% due 06/01/2036	37,750	43,905
5.50% due 08/01/2037	7,822	9,195
5.50% due 06/01/2038	5,069	5,960
6.00% due 06/01/2021	2,262	2,270
6.00% due 12/01/2033	4,661	5,575
6.00% due 05/01/2034	3,713	4,463
6.00% due 08/01/2034	727	873
6.00% due 11/01/2038	970	1,147
7.00% due 06/01/2037	7,423	8,668
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2019-R04, Class 2M2 2.25% (1 ML +2.10%) due 06/25/2039*(5)	29,982	29,915
Series 2019-R03, Class 1M2 2.30% (1 ML+2.15%) due 09/25/2031*(5)	20,366	20,341
Series 2019-HRP1, Class M2 2.30% (1 ML+2.15%) due 11/25/2039*(5)	17,712	17,442
Series 2017-C01, Class 1M2 3.70% (1 ML+3.55%) due 07/25/2029(5)	21,001	21,610
Series 2016-C07, Class 2M2 4.50% (1 ML+4.35%) due 05/25/2029(5)	33,429	34,829
Federal National Mtg. Assoc. FRS 2.33% (12 ML+1.82%) due 10/01/2040	1,217	1,271
2.82% (12 ML+1.57%) due 05/01/2037	1,028	1,068
Federal National Mtg. Assoc. REMIC
Series 2019-41, Class AC 2.50% due 03/25/2053(5)	34,079	35,235
Series 2018-80, Class GD 3.50% due 12/25/2047(5)	25,860	27,310
Series 2019-7, Class CA 3.50% due 11/25/2057(5)	27,309	29,543
Series 2019-28, Class JA 3.50% due 06/25/2059(5)	31,079	34,558
Federal National Mtg. Assoc., REMIC VRS Series 2019-M21, Class X3 1.21% due 06/25/2034(4)(6)(7)	368,346	45,166
Federal National Mtg. Assoc., REMIC
Series 2013-43, Class XP 1.50% due 08/25/2041(5)	27,323	27,831
Series 2012-128, Class PD
1.50% due 06/25/2042(5)	40,731	41,491
Series 2013-77, Class BP
1.70% due 06/25/2043(5)	21,996	22,335
Series 2011-117, Class MA
2.00% due 08/25/2040(5)	2,727	2,783
Series 2012-21, Class PQ 2.00% due 09/25/2041(5)	10,995	11,322
Series 2012-18, Class GA 2.00% due 12/25/2041(5)	20,969	21,663
Series 2012-75, Class KC 2.50% due 12/25/2041(5)	20,703	21,356
Series 2016-11, Class GA 2.50% due 03/25/2046(5)	20,680	21,714
Series 2019-54, Class KC 2.50% due 09/25/2049(5)	69,729	73,305
Series 2015-48, Class QB 3.00% due 02/25/2043(5)	29,952	31,086
Series 2016-38, Class NA 3.00% due 01/25/2046(5)	10,531	11,280
Series 2017-34, Class JK 3.00% due 05/25/2047(5)	14,797	15,323
Series 2017-72, Class B 3.00% due 09/25/2047(5)	26,265	28,158
Series 2017-72, Class CD 3.00% due 09/25/2047(5)	26,531	28,499
Series 2019-45, Class PT 3.00% due 08/25/2049(5)	42,704	45,976
Series 2017-96, Class PA 3.00% due 12/25/2054(5)	51,585	54,195

Series 2012-52, Class PA 3.50% due 05/25/2042(5)	12,577	13,638
Series 2017-26, Class CG 3.50% due 07/25/2044(5)	28,166	29,530
Series 2018-38, Class PC 3.50% due 03/25/2045(5)	18,606	19,049
Series 2018-23, Class LA 3.50% due 04/25/2048(5)	28,119	30,524
Series 2019-7, Class JA 3.50% due 03/25/2049(5)	27,976	30,129
Series 2019-14, Class CA 3.50% due 04/25/2049(5)	30,725	33,517
Series 2017-35, Class AH 3.50% due 04/25/2053(5)	31,669	32,715
Series 2017-84, Class KA 3.50% due 04/25/2053(5)	21,229	21,884
Series 2019-15, Class AB 3.50% due 05/25/2053(5)	31,181	32,840
Series 2018-72, Class BA 3.50% due 07/25/2054(5)	42,844	45,063
Series 2018-19, Class DC 3.50% due 05/25/2056(5)	15,972	16,752
Series 2018-70, Class HA 3.50% due 10/25/2056(5)	31,377	33,567
Series 2019-12, Class HA 3.50% due 11/25/2057(5)	31,273	33,681
Series 2017-49, Class JA 4.00% due 07/25/2053(5)	25,231	26,424
		1,805,375
Government National Mtg. Assoc. — 4.6%
2.00% due January 30 TBA	650,000	679,732
2.50% due January 30 TBA	350,000	370,508
3.00% due January 30 TBA	925,000	967,275
3.50% due January 30 TBA	1,200,000	1,271,813
4.00% due 07/15/2041	15,123	16,514
4.00% due 08/15/2041	5,165	5,694
4.00% due 10/15/2041	7,587	8,288
4.00% due January 30 TBA	675,000	715,213
4.50% due 06/15/2041	58,701	65,347
6.00% due 11/15/2028	9,339	10,917
7.00% due 07/15/2033	4,167	4,817
9.00% due 11/15/2021	12	13
Government National Mtg. Assoc., REMIC
Series 2015-56, Class LB 1.50% due 04/16/2040(5)	33,129	33,451
Series 2015-151, Class BA 1.70% due 10/20/2045(5)	19,564	19,797
Series 2013-37, Class LG 2.00% due 01/20/2042(5)	27,495	28,227
Series 2005-74, Class HB 7.50% due 09/16/2035(5)	349	392
Series 2005-74, Class HC 7.50% due 09/16/2035(5)	3,019	3,477
		4,201,475
Uniform Mtg. Backed Securities — 7.8%
1.50% due January 15 TBA	425,000	437,285
2.00% due January 15 TBA	850,000	888,648
2.00% due January 30 TBA	888,000	922,445
2.00% due February 30 TBA	1,587,000	1,645,776
2.50% due January 30 TBA	450,000	474,363
3.00% due January 30 TBA	1,050,000	1,100,121
3.50% due January 30 TBA	600,000	634,219
4.00% due January 30 TBA	625,000	667,480
4.50% due January 30 TBA	225,000	243,844
4.50% due February 30 TBA	200,000	216,746
		7,230,927
Total U.S. Government Agencies (cost $13,576,943)		13,759,007
U.S. GOVERNMENT TREASURIES — 11.9%
United States Treasury Bonds — 4.2%
1.00% due 02/15/2048 TIPS(10)	58,075	80,811
1.25% due 05/15/2050	206,000	186,881
2.25% due 08/15/2046	50,000	57,074
2.25% due 08/15/2049	95,000	108,719
2.38% due 11/15/2049	185,000	217,324
2.50% due 02/15/2045	5,000	5,963
2.88% due 08/15/2045	370,000	470,753
3.38% due 05/15/2044(11)(12)	1,370,000	1,873,529
3.63% due 08/15/2043	160,000	225,962
3.63% due 02/15/2044	291,000	412,072
3.75% due 11/15/2043	140,000	201,513
		3,840,601

United States Treasury Notes — 7.7%
0.13% due 09/15/2023	715,000	714,497
0.38% due 01/15/2027 TIPS(10)	177,858	198,463
0.50% due 01/15/2028 TIPS(10)	10,556	11,969
0.63% due 01/15/2026 TIPS(10)	175,334	195,701
0.63% due 05/15/2030	1,510,000	1,476,261
0.63% due 08/15/2030	585,000	570,375
0.75% due 07/15/2028 TIPS(10)	41,493	48,253
0.88% due 01/15/2029 TIPS(10)	226,868	266,594
2.75% due 08/31/2025	2,005,000	2,229,309

2.88% due 09/30/2023		1,270,000	1,364,307
			7,075,729
Total U.S. Government Treasuries (cost $10,372,149)			10,916,330
FOREIGN GOVERNMENT OBLIGATIONS — 0.6%
Sovereign — 0.6%
Commonwealth of Australia Senior Notes 1.75% due 06/21/2051		AUD 60,000	44,016
Dominican Republic Senior Notes 6.40% due 06/05/2049*		150,000	175,876
Government of Israel Bonds 3.75% due 03/31/2047		ILS 215,000	95,362
Government of Romania Bonds 2.63% due 12/02/2040*		EUR 65,000	84,473
Government of Romania Senior Notes 4.63% due 04/03/2049		EUR 42,000	69,206
Republic of Hungary Senior Bonds 6.38% due 03/29/2021		10,000	10,136
Republic of Peru Senior Notes 2.39% due 01/23/2026		5,000	5,333
United Mexican States Senior Bonds 4.75% due 03/08/2044		56,000	66,501
Total Foreign Government Obligations (cost $496,620)			550,903
OPTIONS - PURCHASED†(13) — 0.0%
Over the Counter Call Options on Currency Contracts (cost $176,525)		32,596,197	27,585
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†		10,000	112
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)		11,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)		15,000	1
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00% †(1)		8,000	1
Total Escrows And Litigation Trusts (cost $0)			115
Total Long-Term Investment Securities (cost $79,093,175)			97,637,861
SHORT-TERM INVESTMENT SECURITIES — 3.0%
Foreign Government Obligations — 0.7%
Government of Japan
Disc. Notes
(0.09%) due 03/15/2021	JPY	70,200,000	680,007
Registered Investment Companies — 2.3%
State Street Institutional Treasury Money Market Fund, Premier Class 0.01%(14)		2,073,154	2,073,154
Total Short-Term Investment Securities (cost $2,747,139)			2,753,161
REPURCHASE AGREEMENTS — 3.8%
Bank of America Securities LLC Joint Repurchase Agreement(15)		755,000	755,000
Barclays Capital, Inc. Joint Repurchase Agreement(15)		600,000	600,000
BNP Paribas SA Joint Repurchase Agreement(15)		600,000	600,000
Deutsche Bank AG Joint Repurchase Agreement(15)		780,000	780,000
RBS Securities, Inc. Joint Repurchase Agreement(15)		765,000	765,000
Total Repurchase Agreements (cost $3,500,000)			3,500,000
TOTAL INVESTMENTS (cost $85,340,314)		112.8%	103,891,022
Liabilities in excess of other assets		(12.8)	(11,769,882)
NET ASSETS		100.0%	$92,121,140

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2020, the aggregate value of these securities was $8,086,918 representing 8.8% of net assets.
(1)	Securities classified as Level 3 (see Note 1).

(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2020, the Portfolio held the following restricted securities:

	Acquistion		Acquistion		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets

Common Stocks
ION Media Networks, Inc.	03/05/2014	4	$0	$3,439	$860	0.00%

(3)	Perpetual maturity - maturity date reflects the next call date.
(4)	Commercial Mortgage Backed Security
(5)	Collateralized Mortgage Obligation
(6)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(7)	Interest Only
(8)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of December 31, 2020.
(9)	Collateralized Loan Obligation
(10)	Principal amount of security is adjusted for inflation.
(11)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(12)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(13)	Options — Purchased

Over the Counter Call Options on Currency Contracts

Issue	Counterparty	Expiration Month	Strike Price		Notional Amount(000's)	Premiums Paid	Value at December 31, 2020	Unrealized Appreciation (Depreciation)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.9945 CNY per $1 USD	BNP Paribas SA	September 2021	CNY	7.99	$6,036	$36,553	$6,066	$(30,487)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.6410 CNY per $1 USD	BNP Paribas SA	November 2021	CNY	7.64	6,326	34,353	18,161	(16,192)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 8.0600 CNY per $1 USD	NatWest Markets PLC	July 2021	CNY	8.06	6,827	36,209	3,147	(33,062)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.7455 CNY per $1 USD	NatWest Markets PLC	January 2021	CNY	7.75	7,619	33,271	8	(33,263)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 8.4845 CNY per $1 USD	NatWest Markets PLC	May 2021	CNY	8.49	5,579	36,139	203	(35,936)
						$176,525	$27,585	$(148,940)

CNY	— Chinese Yuan
USD	— United States Dollar
(14)	The rate shown is the 7-day yield as of December 31, 2020.
(15)	See Note 2 for details of Joint Repurchase Agreements.
(16)	Denominated in United States dollars unless otherwise indicated.
ARS	— Argentine Peso
AUD	— Australian Dollar
CLO	— Collateralized Loan Obligation
CVR	— Contingent Value Rights
DAC	— Designated Activity Company
EUR	— Euro Currency
ILS	— Israeli new shekel
JPY	— Japanese Yen
MXN	— Mexican Peso
SCRT	— Seasoned Credit Risk Transfer Trust
STRIPS	— Separate Trading of Registered Interest and Principal Securities
REMIC	— Real Estate Mortgage Investment Conduit
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML	— 1 Month USD LIBOR
3 ML	— 3 Month USD LIBOR
6 ML	— 6 Month USD LIBOR
12 ML	— 12 Month USD LIBOR

1 Yr USTYCR — 1 Year US Treasury Yield Curve Rate

Futures Contracts
Number of			Expiration	Notional	Notional	Unrealized
Contracts	Type	Description	Month	Basis*	Value*	Appreciation
42	Long	U.S. Treasury 10 Year Notes	March 2021	$5,792,715	$5,799,281	$6,566
19	Short	U.S. Treasury 10 Year Ultra Bonds	March 2021	2,980,031	2,970,828	9,203
2	Long	U.S. Treasury 2 Year Notes	March 2021	441,937	441,953	16
8	Short	U.S. Treasury Long Bonds	March 2021	1,393,461	1,385,500	7,961
1	Long	U.S. Treasury Ultra Bonds	March 2021	212,125	213,562	1,437
						$25,183

						Unrealized
						Depreciation
2	Long	E-Mini Russell 2000 Index	March 2021	$198,379	$197,480	$(899)
1	Short	Long Gilt Futures	March 2021	183,997	185,351	(1,354)
41	Short	U.S. Treasury 5 Year Notes	March 2021	5,160,969	5,172,727	(11,758)
						$(14,011)
Net Unrealized Appreciation (Depreciation)						$11,172

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	AUD	59,000	USD	44,259	03/17/2021	$-	$(1,254)

Barclays Bank PLC	ILS	306,000	USD	94,132	03/17/2021	-	(1,213)

BNP Paribas SA	EUR	115,000	USD	139,861	03/17/2021	-	(857)

Goldman Sachs International	MXN	715,000	USD	35,229	06/10/2021	-	(63)

JPMorgan Chase Bank	JPY	70,200,000	USD	676,806	03/15/2021	-	(3,608)

Unrealized Appreciation (Depreciation)						$-	$(6,995)

AUD	— Australian Dollar
EUR	— Euro Currency
ILS	— New Israeli Sheqel
JPY	— Japanese Yen
MXN	— Mexican Peso
USD	— United States Dollar

Centrally Cleared Interest Rate Swap Contracts
			Rates Exchanged		Value
Notional Amount (000's)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	75	09/16/2050	USD-3 Month-LIBOR-BBA/Quarterly	0.81%/Semi-annually	$232	$11,133
USD	265	12/16/2025	USD-3 Month-LIBOR-BBA/Quarterly	0.38%/Semi-annually	(476)	1,008
					$(244)	$12,141

BBA - British Bankers' Association

LIBOR - London Interbank Offered Rate

USD - United States Dollar

Over the Counter Interest Rate Swap Contracts

				Rates Exchanged		Value
Counterparty	Notional Amount (000's)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	CNY	1,430	12/16/2025	7 DAY-CNRR/Quarterly	2.74%/Quarterly	$-	$978
Bank of America, N.A.	KRW	100,655	12/16/2030	3 Month-KWCDC/Quarterly	1.20%/Quarterly	112	(703)
Bank of America, N.A.	KRW	101,985	12/16/2030	3 Month-KWCDC/Quarterly	1.20%/Quarterly	248	(848)
						$360	$(573)

CNY	- Chinese Yuan
CNRR	- China Interbank Repo Rate
KRW	- South Korean Won
KWCDC	- South Korean Won Certificate of Deposit

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$1,995,552	$-		$1,760	$1,997,312
Television	166,294	-		3,439	169,733
Other Industries	48,664,443	546,823	**	-	49,211,266
Preferred Securities/Capital Securities	-	245,785		-	245,785
Asset Backed Securities	-	7,376,064		-	7,376,064
U.S. Corporate Bonds & Notes	-	11,882,533		-	11,882,533
Foreign Corporate Bonds & Notes	-	757,313		-	757,313
Municipal Bonds & Notes	-	743,915		-	743,915
U.S. Government Agencies	-	13,759,007		-	13,759,007
U.S. Government Treasuries	-	10,916,330		-	10,916,330
Foreign Government Obligations	-	550,903		-	550,903
Options - Purchased	-	27,585		-	27,585
Escrows and Litigation Trusts	-	112		3	115
Short-Term Investment Securities:
Foreign Government Obligations	-	680,007		-	680,007
Registered Investment Companies	2,073,154	-		-	2,073,154
Repurchase Agreement	-	3,500,000		-	3,500,000
Total Investments at Value	$52,899,443	$50,986,377		$5,202	$103,891,022

Other Financial Instruments:†
Futures Contracts	$25,183	$-		$-	25,183
Centrally Cleared Interest Rate Swap Contracts	-	12,141		-	12,141
Over the Counter Interest Rate Swap Contracts	-	978		-	978
Total Other Financial Instruments	$25,183	$13,119		$-	$38,302

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$14,011	$-		$-	14,011
Forward Foreign Currency Contracts	-	6,995		-	6,995
Over the Counter Interest Rate Swap Contracts	-	1,551		-	1,551
	$14,011	$8,546		$-	$22,557

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

Portfolio of Investments — December 31, 2020 (unaudited)

Security Description	Shares/ Principal Amount(13)	Value (Note 1)
COMMON STOCKS — 29.9%
Aerospace/Defense-Equipment — 0.8%
HEICO Corp., Class A	3,738	$437,570
Applications Software — 0.8%
ServiceNow, Inc.†	869	478,324
Building Products-Cement — 0.7%
Martin Marietta Materials, Inc.	1,525	433,054
Chemicals-Specialty — 0.7%
Ecolab, Inc.	2,000	432,720
Coatings/Paint — 0.3%
Sherwin-Williams Co.	252	185,197
Commercial Services-Finance — 2.8%
Adyen NV†*	118	274,575
Avalara, Inc.†	1,694	279,324
S&P Global, Inc.	583	191,650
Square, Inc., Class A†	4,280	931,499
		1,677,048
Communications Software — 0.7%
Zoom Video Communications, Inc., Class A†	1,236	416,928
Computer Software — 1.5%
Snowflake, Inc., Class A†	852	239,753
Twilio, Inc., Class A†	1,879	636,041
		875,794
Containers-Metal/Glass — 0.3%
Ball Corp.	1,740	162,133
Diagnostic Equipment — 0.3%
Danaher Corp.	865	192,151
E-Commerce/Products — 3.7%
Amazon.com, Inc.†	426	1,387,452
Chewy, Inc., Class A†	5,081	456,731
Farfetch, Ltd., Class A†	5,064	323,134
		2,167,317
E-Commerce/Services — 0.5%
Match Group, Inc.†	1,932	292,099
Electronic Measurement Instruments — 0.3%
Roper Technologies, Inc.	446	192,266
Enterprise Software/Service — 3.4%
Coupa Software, Inc.†	1,341	454,478
Tyler Technologies, Inc.†	413	180,283
Veeva Systems, Inc., Class A†	3,282	893,525
Workday, Inc., Class A†	2,017	483,293
		2,011,579
Entertainment Software — 0.9%
Activision Blizzard, Inc.	3,300	306,405
Take-Two Interactive Software, Inc.†	990	205,712
		512,117
Finance-Other Services — 0.2%
Intercontinental Exchange, Inc.	1,128	130,047
Gold Mining — 0.0%
Royal Gold, Inc.	207	22,017
Internet Application Software — 2.6%
Okta, Inc.†	2,449	622,683
Shopify, Inc., Class A†	793	897,636
		1,520,319
Internet Content-Entertainment — 4.8%
Facebook, Inc., Class A†	3,296	900,335
Spotify Technology SA†	2,931	922,269
Twitter, Inc.†	18,465	999,880
		2,822,484
Internet Content-Information/News — 0.7%
IAC/InterActiveCorp†	2,278	431,339
Medical Instruments — 1.6%
Intuitive Surgical, Inc.†	1,151	941,633
Medical-Biomedical/Gene — 0.8%
Royalty Pharma PLC, Class A	8,863	443,593
Medical-Drugs — 0.3%
Zoetis, Inc.	1,192	197,276
Oil-U.S. Royalty Trusts — 0.1%
Texas Pacific Land Trust	58	42,166
Retail-Apparel/Shoe — 0.3%
Lululemon Athletica, Inc.†	545	189,676
Retail-Discount — 0.8%
Costco Wholesale Corp.	1,247	469,845
Television — 0.0%
ION Media Networks, Inc.†(1)(2)	10	8,598
Total Common Stocks (cost $11,809,200)		17,685,290
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.4%
Diversified Banking Institutions — 0.4%
Credit Suisse Group AG 6.25% due 12/18/2024*(3) (cost $187,455)	$200,000	218,475
ASSET BACKED SECURITIES — 14.2%
Diversified Financial Services — 14.2%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2 3.90% due 08/10/2035*(4)	120,000	134,203
Affirm Asset Securitization Trust Series 2020-Z1, Class A 3.46% due 10/15/2024*	73,774	74,936
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.32% (1 ML+0.17%) due 01/25/2037(5)	4,890	5,860
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.58% due 09/18/2025	40,000	41,515
Angel Oak Mtg. Trust VRS Series 2020-3, Class A1 1.69% due 04/25/2065*(5)(6)	96,629	97,263
Angel Oak Mtg. Trust VRS Series 2019-2, Class A1 3.63% due 03/25/2049*(5)(6)	22,152	22,657
Angel Oak Mtg. Trust VRS Series 2020-R1, Class A1 0.99% due 04/25/2053(6)	70,000	70,014

Angel Oak Mtg. Trust VRS Series 2019-3, Class A1 2.93% due 05/25/2059*(5)(6)	64,968	65,898
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 1.72% (1 ML+1.58%) due 10/25/2034	12,989	13,269
Atrium XII FRS Series 12A, Class AR 1.05% (3 ML+0.83%) due 04/22/2027*(7)	238,805	237,971
BANK VRS Series 2017-BNK8, Class XA 0.74% due 11/15/2050(4)(6)(8)	987,201	41,410
BANK VRS Series 2019-BN20, Class XA 0.84% due 09/15/2062(4)(6)(8)	994,771	59,637
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(6)	66,775	69,124
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(6)	47,115	47,690
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL4, Class A 3.50% due 01/28/2055*(6)	41,356	42,346
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(6)	43,734	45,218
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL3, Class A 4.00% due 11/28/2053*(6)	44,032	45,852
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(6)	54,531	56,723
BBCMS Mtg. Trust FRS Series 2017-DELC, Class A 1.01% (1 ML+0.85%) due 08/15/2036*(4)	152,000	150,291
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 2.86% due 02/25/2036(5)(6)	56,139	52,032
Bellemeade Re, Ltd. FRS Series 2019-1A, Class M1A 1.45% (1 ML+ 1.30%) due 03/25/2029*(5)	6,181	6,181
Bellemeade Re, Ltd. FRS Series 2019-4A, Class M1A 1.55% (1 ML + 1.40%) due 10/15/2029*(5)	37,196	37,151
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.51% due 07/15/2051(4)(6)(8)	361,403	10,198
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.52% due 01/15/2051(4)(6)(8)	208,778	6,098
Benchmark Mtg. Trust VRS Series 2018-B8, Class XA 0.66% due 01/15/2052(4)(6)(8)	996,213	42,206
Benchmark Mtg. Trust VRS Series 2019-B10, Class XA 1.23% due 03/15/2062(4)(6)(8)	338,611	26,534
Benchmark Mtg. Trust VRS Series 2020-B22, Class XA 1.52% due 01/15/2054(6)(8)	164,000	20,679
Benchmark Mtg. Trust VRS Series 2020-B18, Class XA 1.79% due 07/15/2053(4)(6)(8)	99,965	12,019
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(5)(6)	56,081	57,229
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 3.99% (1 Yr USTYCR+2.40%) due 03/25/2036(5)	27,622	27,641
COLT Mtg. Loan Trust VRS Series 2019-2, Class A1 3.34% due 05/25/2049*(5)(6)	35,360	35,571
Commercial Mtg. Trust FRS Series 2019-WCM, Class A 1.06% (1 ML+0.90%) due 10/15/2034*(4)	100,000	99,617

Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(4)	125,105	136,609
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(4)	65,000	71,668
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(4)	140,000	147,887
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(4)	141,696	153,204
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(4)	150,000	163,906
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(4)	195,000	208,649
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(5)	27,001	20,525
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.75% due 06/15/2057(4)(6)(8)	1,123,763	29,944
CSAIL Commercial Mtg. Trust Series 2016-C6, Class ASB 2.96% due 01/15/2049(4)	95,000	100,558
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(5)(6)	36,867	38,348

DBJPM Mtg. Trust VRS Series 2020-C9, Class XA 1.71% due 09/15/2053(4)(6)(8)	100,954	11,041
DBJPM Mtg. Trust Series 2016-C3, Class A5 2.89% due 08/10/2049(4)	125,000	136,507
DBJPM Mtg. Trust Series 2016-C1, Class ASB 3.04% due 05/10/2049(4)	85,000	90,415
Deephaven Residential Mtg. Trust VRS Series 2017-2A, Class 2A 2.45% due 06/25/2047*(5)(6)	11,398	11,402
Deephaven Residential Mtg. Trust VRS Series 2019-3A, Class A1 2.96% due 07/25/2059*(5)(6)	68,310	69,012
Deephaven Residential Mtg. Trust VRS Series 2019-2A, Class A1 3.56% due 04/25/2059*(5)(6)	38,746	38,994
Domino's Pizza Master Issuer LLC Series 2019-1A, Class A2 3.67% due 10/25/2049*	49,500	52,579
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	58,650	61,587
Drive Auto Receivables Trust Series 2019-4, Class D 2.70% due 02/16/2027	35,000	36,102
Exeter Automobile Receivables Trust Series 2019-4A, Class D 2.58% due 09/15/2025*	85,000	87,416
Exeter Automobile Receivables Trust Series 2020-1A, Class D 2.73% due 12/15/2025*	25,000	25,933
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 2.26% due 05/25/2035(5)(6)	45,293	45,140
Genworth Mtg. Insurance Co. FRS Series 2019-1, Class M1 2.05% (1 ML+1.90%) due 11/26/2029*(5)	150,000	149,642
GS Mtg. Securities Corp. VRS Series 2018-GS10, Class XA 0.33% due 07/10/2051(4)(6)(8)	1,192,812	27,885
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(4)	125,000	124,858
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(4)	30,445	35,109
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(4)	100,000	100,963
GS Mtg. Securities Trust VRS Series 2020-GC45, Class XA 0.67% due 02/13/2053(4)(6)(8)	998,918	49,618
GS Mtg. Securities Trust Series 2016-GS2, Class A4 3.05% due 05/10/2049(4)	97,000	105,320
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(4)	140,000	152,387
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 3.13% due 03/25/2047(5)(6)	14,814	11,961
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 3.32% due 04/25/2036(5)(6)	4,457	3,572
Home Re, Ltd. FRS Series 2018-1, Class M1 1.75% (1 ML + 1.60%) due 10/25/2028*(5)	17,756	17,723
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.69% (1 ML+0.54%) due 05/25/2035(5)	37,661	37,894
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(4)	68,000	73,850
JPMCC Commercial Mtg. Securities Trust Series 2020-NNN, Class AFX 2.81% due 01/16/2037*(4)	25,000	25,991

KKR CLO, Ltd. FRS Series 22A, Class A 1.37% (3 ML+0.00%) due 07/20/2031	250,000	248,533
Legacy Mtg. Asset Trust Series 2019-GS6, Class A1 3.00% due 06/25/2059*(5)(9)	89,551	89,956
Legacy Mtg. Asset Trust Series 2019-GS7, Class A1 3.25% due 11/25/2059*(5)(9)	93,836	93,990
Legacy Mtg. Asset Trust Series 2018-GS1, Class A1 4.00% due 03/25/2058*(9)	115,520	115,914
LSTAR Securities Investment Trust FRS Series 2019-4, Class A1 1.65% (1 ML + 1.50%) due 05/01/2024*(5)	74,494	73,463
LSTAR Securities Investment, Ltd. FRS Series 2019-3, Class A1 1.65% (1 ML+1.50%) due 04/01/2024*	69,516	68,474
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 2.69% due 12/25/2034(5)(6)	13,438	13,618

Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 3.64% due 02/25/2035(5)(6)	8,955	9,304
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.00% due 12/15/2047(4)(6)(8)	235,629	7,092
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.42% due 06/15/2050(4)(6)(8)	121,305	7,329
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(4)	105,000	106,046
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(5)	27,458	18,122
MortgageIT Trust FRS Series 2005-4, Class A1 0.71% (1 ML+0.28%) due 10/25/2035(5)	58,281	59,163
New Residential Mtg. Loan Trust VRS Series 2018-1A, Class A1A 4.00% due 12/25/2057*(5)(6)	56,883	61,511
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 0.90% (1 ML + 0.75%) due 01/25/2048*(5)	68,798	68,861
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 1.65% (1 ML+1.50%) due 06/25/2057*(5)	52,586	53,210
New Residential Mtg. Loan Trust VRS Series 2019-NQM4, Class A1 2.49% due 09/25/2059*(5)(6)	68,693	69,968
New Residential Mtg. Loan Trust VRS Series 2019-5A, Class A1B 3.50% due 08/25/2059*(5)(6)	69,879	72,921
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(5)(6)	52,974	56,181
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(5)(6)	48,152	51,308
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(5)(6)	86,402	93,379
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(5)(6)	88,628	95,838
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(5)(6)	70,026	74,468
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(5)(6)	52,062	56,501
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(5)(6)	77,524	83,737
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(5)(6)	15,873	16,508
Oaktown Re III, Ltd. FRS Series 2019-1A, Class M1A 1.55% (1 ML + 1.40%) due 07/25/2029*(5)	7,561	7,562
OCP CLO, Ltd. FRS Series 2015-9A, Class A1R 1.04% (3 ML+0.80%) due 07/15/2027*(7)	97,635	97,216
OCP CLO, Ltd. FRS Series 2015-8A, Class A1R 1.07% (3 ML+0.85%) due 04/17/2027*(7)	43,959	43,842
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	26,111	26,145
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.25% (1 ML+0.10%) due 02/25/2037	32,445	20,418
OZLM XII, Ltd. FRS Series 2015-12A, Class A1R 1.26% (3 ML+1.05%) due 04/30/2027*(7)	212,244	211,743
Preston Ridge Partners Mtg. VRS Series 2020-3, Class A1 2.86% due 09/25/2025*(5)(6)	94,679	95,450
Radnor RE, Ltd. FRS Series 2019-2, Class M1A 1.35% (1 ML+1.2%) due 06/25/2029*(5)	9,986	9,982
Santander Drive Auto Receivables Trust Series 2020-4, Class D 1.48% due 01/15/2027	10,000	10,097
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.28% (1 ML+0.13%) due 05/25/2037	79,728	65,565
SG Commercial Mtg. Securities Trust Series 2020-COVE, Class A 2.63% due 03/15/2037*(4)	95,000	97,948
SoFi Consumer Loan Program LLC Series 2017-4, Class A 2.50% due 05/26/2026*	5,010	5,029
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.65% (1 ML+0.25%) due 11/25/2036	200,000	188,554
Springleaf Funding Trust Series 2017-AA, Class A 2.68% due 07/15/2030*	88,380	88,551
Summit Issuer LLC Series 2020-1A, Class A2 2.29% due 12/20/2050	25,000	25,143

Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(6)	90,258	92,506
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(6)	37,148	37,975
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(6)	84,399	86,896
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(4)	80,000	83,579
Vericrest Opportunity Loan Trust Series 2020-NPL2, Class A1A 2.98% due 02/25/2050*(9)	65,999	66,103
Vericrest Opportunity Loan Trust Series 2020-NPL5, Class A1A 2.98% due 03/25/2050*(9)	54,436	54,486
Vericrest Opportunity Loan Trust Series 2019-NPL7, Class A1A 3.18% due 10/25/2049*(9)	30,719	30,751
Vericrest Opportunity Loan Trust Series 2019-NPL8, Class A1A 3.28% due 11/25/2049*(9)	56,189	56,215
VOLT LXXX LLC Series 2019-NPL6, Class A1A 3.23% due 10/25/2049*(9)	57,784	57,866
VOLT LXXXVII LLC Series 2020-NPL3, Class A1A 2.98% due 02/25/2050*(9)	68,991	69,084
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 0.90% due 09/15/2057(4)(6)(8)	584,757	21,010
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(4)	105,000	113,911
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.15% due 05/15/2048(4)(6)	10,000	9,803
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 2.79% due 10/25/2036(5)(6)	16,467	14,999
Wendy's Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*	48,500	51,463
Westlake Automobile Receivables Trust Series 2020-3A, Class D 1.65% due 02/17/2026	30,000	30,358
Westlake Automobile Receivables Trust Series 2019-3A, Class D 2.72% due 11/15/2024*	60,000	61,621
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	48,573	48,715
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(4)	145,280	159,149
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(4)	55,111	60,641
Total Asset Backed Securities (cost $8,163,989)		8,375,003

U.S. CORPORATE BONDS & NOTES — 21.4%
Aerospace/Defense — 0.3%
Boeing Co. Senior Notes 5.04% due 05/01/2027	15,000	17,536
Boeing Co. Senior Notes 5.15% due 05/01/2030	40,000	48,410
General Dynamics Corp. Company Guar. Bonds 4.25% due 04/01/2040	15,000	19,526
Northrop Grumman Corp. Senior Bonds 5.15% due 05/01/2040	25,000	34,555
Raytheon Technologies Corp. Senior Notes 4.45% due 11/16/2038	20,000	25,219
Raytheon Technologies Corp. Senior Notes 4.63% due 11/16/2048	5,000	6,788
Raytheon Technologies Corp. Senior Notes 3.95% due 08/16/2025	35,000	40,142
Raytheon Technologies Corp. Senior Notes 3.65% due 08/16/2023	2,000	2,156
		194,332
Aerospace/Defense-Equipment — 0.1%
L3Harris Technologies, Inc. Senior Notes 3.85% due 06/15/2023	40,000	43,206
Agricultural Operations — 0.0%
Archer-Daniels-Midland Co. Senior Notes 3.25% due 03/27/2030	15,000	17,347
Apparel Manufacturers — 0.0%
William Carter Co. Company Guar. Notes 5.63% due 03/15/2027*	10,000	10,525
Applications Software — 0.1%
Microsoft Corp. Senior Bonds 2.68% due 06/01/2060	13,000	14,088

Microsoft Corp. Senior Notes 3.95% due 08/08/2056	17,000	23,345
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	35,000	37,381
		74,814
Auto-Cars/Light Trucks — 0.1%
General Motors Co. Senior Notes 6.13% due 10/01/2025	65,000	78,843
Banks-Commercial — 0.1%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	35,000	36,143
Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 2.10% due 10/24/2024	35,000	37,172
State Street Corp. Senior Notes 2.35% due 11/01/2025	40,000	42,691
State Street Corp. Senior Notes 2.90% due 03/30/2026	15,000	16,340
		96,203
Banks-Super Regional — 0.7%
Fifth Third Bancorp Senior Notes 2.38% due 01/28/2025	30,000	31,927
PNC Financial Services Group, Inc. Senior Notes 2.20% due 11/01/2024	60,000	63,767
Wells Fargo & Co. Senior Notes 2.41% due 10/30/2025	50,000	52,869
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	30,000	33,018
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	135,000	149,576
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	45,000	46,284
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	40,000	43,668
Wells Fargo & Co. Senior Notes 5.01% due 04/04/2051	5,000	7,106
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	10,000	14,173
		442,388
Beverages-Non-alcoholic — 0.1%
PepsiCo, Inc. Senior Notes 3.63% due 03/19/2050	25,000	31,723
Brewery — 0.5%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	55,000	62,571
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	10,000	12,654
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	20,000	26,172
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	45,000	61,135
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	30,000	31,176
Constellation Brands, Inc. Company Guar. Notes 3.15% due 08/01/2029	23,000	25,614
Constellation Brands, Inc. Company Guar. Bonds 3.60% due 02/15/2028	41,000	46,835
Constellation Brands, Inc. Company Guar. Notes 4.65% due 11/15/2028	5,000	6,092
		272,249
Broadcast Services/Program — 0.2%
Discovery Communications LLC Company Guar. Notes 3.63% due 05/15/2030	10,000	11,455
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	21,000	22,913
Discovery Communications LLC Company Guar. Notes 3.90% due 11/15/2024	35,000	38,810
Discovery Communications LLC Company Guar. Notes 4.00% due 09/15/2055*	35,000	39,176
Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	10,000	13,194
		125,548
Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	35,000	35,175
Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*	25,000	26,743
		61,918

Building Products-Air & Heating — 0.0%
Carrier Global Corp. Senior Notes 2.70% due 02/15/2031	15,000	16,116
Building-Residential/Commercial — 0.2%
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	95,000	113,042
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	30,000	33,675
		146,717
Cable/Satellite TV — 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.25% due 02/01/2031*	15,000	15,808
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	30,000	31,838
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 2.30% due 02/01/2032	95,000	95,110
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.70% due 04/01/2051	5,000	5,192
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	55,000	65,692
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.13% due 07/01/2049	10,000	12,205
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	25,000	35,362
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	5,000	5,680
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	35,000	39,739
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	5,000	5,756
Comcast Corp. Company Guar. Notes 3.75% due 04/01/2040	40,000	48,321
Comcast Corp. Company Guar. Notes 4.05% due 11/01/2052	15,000	19,185
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	10,000	12,551
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	15,000	19,767
Comcast Corp. Company Guar. Notes 4.95% due 10/15/2058	15,000	22,774
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	85,000	92,158
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	21,000	21,424
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	25,000	29,295
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	45,000	60,064
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	20,000	27,454
		665,375
Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	20,000	21,402
Cellular Telecom — 0.5%
T-Mobile USA, Inc. Senior Sec. Notes 2.05% due 02/15/2028*	70,000	72,811
T-Mobile USA, Inc. Senior Sec. Notes 3.30% due 02/15/2051*	15,000	15,433
T-Mobile USA, Inc. Senior Sec. Notes 3.50% due 04/15/2025*	45,000	49,724
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030*	55,000	63,701
T-Mobile USA, Inc. Senior Sec. Notes 4.50% due 04/15/2050*	15,000	18,501
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2026	90,000	93,150
		313,320
Chemicals-Diversified — 0.2%
Dow Chemical Co. Senior Notes 4.80% due 05/15/2049	10,000	13,506

DuPont de Nemours, Inc. Senior Notes 4.21% due 11/15/2023	60,000	66,194
LYB International Finance III LLC Company Guar. Notes 1.25% due 10/01/2025	15,000	15,263
LYB International Finance III LLC Company Guar. Notes 3.80% due 10/01/2060	5,000	5,370
		100,333
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	5,000	6,688
Commercial Services-Finance — 0.3%
Equifax, Inc. Senior Notes 2.60% due 12/15/2025	20,000	21,588
Equifax, Inc. Senior Notes 3.10% due 05/15/2030	5,000	5,562
Global Payments, Inc. Senior Notes 2.90% due 05/15/2030	35,000	38,111
Global Payments, Inc. Senior Notes 3.20% due 08/15/2029	10,000	11,065
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	75,000	81,547
		157,873
Computer Services — 0.3%
Booz Allen Hamilton, Inc. Company Guar. Notes 3.88% due 09/01/2028*	75,000	77,250
International Business Machines Corp. Senior Notes 1.95% due 05/15/2030	100,000	103,072
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025*	20,000	22,362
		202,684
Computers — 0.2%
Apple, Inc. Senior Notes 2.20% due 09/11/2029	55,000	59,385
Apple, Inc. Senior Notes 3.45% due 02/09/2045	15,000	18,204
HP, Inc. Senior Notes 2.20% due 06/17/2025	20,000	21,175
HP, Inc. Senior Notes 3.00% due 06/17/2027	20,000	22,068
		120,832
Consulting Services — 0.1%
Gartner, Inc. Company Guar. Notes 3.75% due 10/01/2030*	20,000	21,075
Gartner, Inc. Company Guar. Notes 4.50% due 07/01/2028*	25,000	26,375
		47,450
Containers-Metal/Glass — 0.2%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	125,000	133,125
Data Processing/Management — 0.3%
Fidelity National Information Services, Inc. Senior Notes 3.75% due 05/21/2029	17,000	19,958
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	10,000	11,903
Fiserv, Inc. Senior Notes 2.25% due 06/01/2027	120,000	127,889
		159,750
Decision Support Software — 0.2%
MSCI, Inc. Company Guar. Notes 3.88% due 02/15/2031*	30,000	31,725
MSCI, Inc. Company Guar. Notes 5.38% due 05/15/2027*	90,000	96,075
		127,800
Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	10,000	10,554
Diversified Banking Institutions — 2.7%
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	35,000	37,311
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	105,000	115,595
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	70,000	79,692
Bank of America Corp. Senior Notes 4.08% due 03/20/2051	95,000	119,973
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	5,000	6,618
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	55,000	75,916

Citigroup, Inc. Senior Notes 2.31% due 11/04/2022	40,000	40,639
Citigroup, Inc. Senior Notes 2.70% due 10/27/2022	25,000	26,001
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	35,000	39,118
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	135,000	146,769
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	10,000	11,821
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	7,000	9,369
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	85,000	88,284
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	20,000	23,148
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	35,000	54,816
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	24,000	36,724
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	35,000	38,381
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2041	15,000	16,767
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2051	5,000	5,567
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	90,000	97,049
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	33,000	34,707
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	85,000	96,669
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	45,000	52,202
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	40,000	43,390
Morgan Stanley Senior Notes 1.79% due 02/13/2032	75,000	75,536
Morgan Stanley Senior Notes 2.50% due 04/21/2021	30,000	30,186
Morgan Stanley Senior Notes 2.63% due 11/17/2021	15,000	15,296
Morgan Stanley Senior Notes 2.70% due 01/22/2031	55,000	59,881
Morgan Stanley Senior Notes 3.13% due 07/27/2026	30,000	33,533
Morgan Stanley Senior Notes 3.59% due 07/22/2028	50,000	57,085
Morgan Stanley Senior Notes 4.00% due 07/23/2025	20,000	22,888
		1,590,931
Diversified Manufacturing Operations — 0.2%
General Electric Co. Senior Notes 3.63% due 05/01/2030	60,000	68,573
Ingersoll-Rand Global Holding Co., Ltd.
Company Guar. Notes
2.90% due 02/21/2021	25,000	25,079
		93,652
Drug Delivery Systems — 0.2%
Becton Dickinson & Co. Senior Notes 2.82% due 05/20/2030	25,000	27,477
Becton Dickinson & Co. Senior Notes 3.36% due 06/06/2024	80,000	86,966
		114,443
E-Commerce/Products — 0.3%
Amazon.com, Inc. Senior Notes 3.80% due 12/05/2024	145,000	163,000
Electric-Distribution — 0.2%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	25,000	29,718
Commonwealth Edison Co. 1st Mtg. Bonds 4.00% due 03/01/2048	5,000	6,333
Connecticut Light & Power Co. 1st Mtg. Notes 4.00% due 04/01/2048	20,000	25,897
Oglethorpe Power Corp. 1st Mtg. Bonds 3.75% due 08/01/2050*	5,000	5,373
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048	20,000	25,396

Sempra Energy Senior Notes 3.40% due 02/01/2028	30,000	34,168
Sempra Energy Senior Notes 3.80% due 02/01/2038	10,000	11,583
Sempra Energy Senior Notes 4.00% due 02/01/2048	5,000	5,958
		144,426
Electric-Integrated — 1.6%
AES Corp. Senior Notes 3.30% due 07/15/2025*	25,000	27,250
Alabama Power Co. Senior Notes 4.15% due 08/15/2044	20,000	25,374
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	15,000	17,147
Cleco Corporate Holdings LLC Senior Notes 3.38% due 09/15/2029	20,000	20,541
Cleco Corporate Holdings LLC Senior Notes 3.74% due 05/01/2026	5,000	5,533
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	20,000	22,837
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	15,000	18,115
Duke Energy Progress LLC 1st Mtg. Notes 4.38% due 03/30/2044	45,000	57,805
Evergy Metro, Inc. 1st Mtg. Bonds 2.25% due 06/01/2030	5,000	5,297
Evergy, Inc. Senior Notes 2.45% due 09/15/2024	15,000	15,905
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	30,000	32,884
Exelon Corp. Senior Notes 3.95% due 06/15/2025	40,000	45,247
FirstEnergy Corp. Senior Notes 1.60% due 01/15/2026	5,000	4,887
FirstEnergy Corp. Senior Notes 2.25% due 09/01/2030	25,000	24,183
Florida Power & Light Co. 1st Mtg. Bonds 3.99% due 03/01/2049	5,000	6,506
Georgia Power Co. Senior Notes 2.10% due 07/30/2023	30,000	31,335
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	30,000	38,096
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	30,000	32,699
IPALCO Enterprises, Inc. Senior Sec. Notes 4.25% due 05/01/2030*	75,000	86,583
MidAmerican Energy Co. 1st Mtg. Notes 3.15% due 04/15/2050	25,000	28,740
MidAmerican Energy Co. 1st Mtg. Bonds 3.65% due 08/01/2048	9,000	11,004
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.25% due 06/01/2030	25,000	26,210
Pacific Gas & Electric Co. 1st Mtg. Notes 2.50% due 02/01/2031	75,000	75,274
PacifiCorp 1st Mtg. Notes 4.13% due 01/15/2049	5,000	6,429
PacifiCorp 1st Mtg. Notes 4.15% due 02/15/2050	5,000	6,523
Public Service Electric & Gas Co. 1st Mtg. Bonds 3.80% due 03/01/2046	5,000	6,141
Public Service Enterprise Group, Inc. Senior Notes 1.60% due 08/15/2030	20,000	19,720
Public Service Enterprise Group, Inc. Senior Notes 2.88% due 06/15/2024	35,000	37,678
Puget Energy, Inc. Senior Sec. Notes 3.65% due 05/15/2025	40,000	44,113
Puget Energy, Inc. Senior Sec. Notes 4.10% due 06/15/2030	30,000	33,922
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	10,000	15,759
Southern California Edison Co. 1st Mtg. Notes 2.85% due 08/01/2029	15,000	16,320
Southern California Edison Co. 1st Mtg. Bonds 3.65% due 02/01/2050	10,000	11,358
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047	10,000	11,746

Southern California Edison Co. 1st Mtg. Notes Class C 4.13% due 03/01/2048	5,000	5,959
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	10,590
Southern Co. Senior Notes 3.25% due 07/01/2026	30,000	33,653
Southern Co. Senior Notes 3.70% due 04/30/2030	35,000	40,529
Union Electric Co. 1st Mtg. Notes 4.00% due 04/01/2048	5,000	6,302
		966,194
Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 2.95% due 05/14/2030*	45,000	49,186
Oncor Electric Delivery Co. LLC Senior Sec. Notes 3.10% due 09/15/2049	5,000	5,702
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	10,000	13,188
		68,076
Electronic Components-Semiconductors — 0.5%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	2,000	2,245
Broadcom, Inc. Company Guar. Notes 3.15% due 11/15/2025	20,000	21,839
Broadcom, Inc. Company Guar. Notes 4.25% due 04/15/2026	36,000	41,228
Broadcom, Inc. Company Guar. Notes 5.00% due 04/15/2030	60,000	72,937
Intel Corp. Senior Notes 3.10% due 02/15/2060	10,000	11,010
Intel Corp. Senior Notes 4.10% due 05/19/2046	20,000	25,458
Microchip Technology, Inc. Senior Sec. Notes 2.67% due 09/01/2023*	55,000	57,522
NVIDIA Corp. Senior Bonds 3.50% due 04/01/2040	30,000	36,028
		268,267
Enterprise Software/Service — 0.2%
Oracle Corp. Senior Notes 3.85% due 04/01/2060	70,000	86,080
Oracle Corp. Senior Notes 4.00% due 11/15/2047	30,000	37,047
		123,127
Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 7.25% due 09/25/2023	32,000	35,071
Finance-Credit Card — 0.1%
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	40,000	43,815
Mastercard, Inc. Senior Notes 3.35% due 03/26/2030	15,000	17,441
		61,256
Finance-Other Services — 0.3%
GTP Acquisition Partners I LLC Sec. Notes 3.48% due 06/15/2050*	160,000	171,543
Food-Confectionery — 0.1%
Mondelez International, Inc. Senior Notes 1.50% due 05/04/2025	20,000	20,685
Mondelez International, Inc.
Senior Notes
1.50% due 02/04/2031	25,000	24,700
		45,385
Food-Misc./Diversified — 0.2%
Conagra Brands, Inc. Senior Notes 1.38% due 11/01/2027	40,000	40,369
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	15,000	16,787
Conagra Brands, Inc. Senior Notes 4.60% due 11/01/2025	5,000	5,890
Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048	5,000	7,135
Kellogg Co. Senior Notes 3.40% due 11/15/2027	40,000	45,240
		115,421
Funeral Services & Related Items — 0.2%
Service Corp. International Senior Notes 3.38% due 08/15/2030	55,000	57,212
Service Corp. International Senior Notes 5.13% due 06/01/2029	62,000	68,665
		125,877

Gas-Distribution — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	30,000	32,325
Dominion Energy Gas Holdings LLC Senior Notes 2.50% due 11/15/2024	20,000	21,397
NiSource, Inc. Senior Notes 3.49% due 05/15/2027	25,000	28,348
NiSource, Inc. Senior Notes 3.60% due 05/01/2030	60,000	69,431
		151,501
Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*	90,000	93,898
Independent Power Producers — 0.1%
NRG Energy, Inc. Senior Sec. Notes 2.00% due 12/02/2025	30,000	31,109
NRG Energy, Inc. Senior Sec. Notes 2.45% due 12/02/2027	30,000	31,585
		62,694
Insurance Brokers — 0.2%
Aon Corp. Company Guar. Notes 2.20% due 11/15/2022	30,000	31,007
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	40,000	44,366
Marsh & McLennan Cos., Inc. Senior Notes 3.88% due 03/15/2024	20,000	22,059
Marsh & McLennan Cos., Inc. Senior Notes 4.38% due 03/15/2029	10,000	12,175
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	10,000	13,460
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	20,000	21,838
		144,905
Insurance-Life/Health — 0.3%
Brighthouse Financial, Inc. Senior Notes 5.63% due 05/15/2030	105,000	129,620
Unum Group Senior Notes 4.00% due 06/15/2029	15,000	16,871
Unum Group Senior Notes 4.50% due 03/15/2025	20,000	22,653
Unum Group Senior Notes 4.50% due 12/15/2049	25,000	26,344
		195,488
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 3.73% due 10/15/2070*	11,000	12,145
New York Life Global Funding Sec. Notes 2.00% due 01/22/2025*	50,000	52,607
New York Life Insurance Co. Sub. Notes 3.75% due 05/15/2050*	15,000	17,943
		82,695
Insurance-Property/Casualty — 0.0%
Progressive Corp. Senior Notes 3.20% due 03/26/2030	25,000	28,791
Internet Security — 0.1%
NortonLifeLock, Inc. Senior Notes 5.00% due 04/15/2025*	70,000	71,400
Machinery-General Industrial — 0.1%
Otis Worldwide Corp.
Senior Notes
2.57% due 02/15/2030	40,000	42,953
Medical Instruments — 0.2%
Boston Scientific Corp. Senior Notes 1.90% due 06/01/2025	20,000	21,008
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	55,000	62,416
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2028	20,000	23,557
		106,981
Medical Products — 0.0%
Baxter International, Inc. Senior Notes 3.95% due 04/01/2030*	15,000	17,927
Medical-Biomedical/Gene — 0.5%
Amgen, Inc. Senior Notes 1.90% due 02/21/2025	10,000	10,511
Amgen, Inc. Senior Notes 2.20% due 02/21/2027	20,000	21,440
Amgen, Inc. Senior Notes 2.30% due 02/25/2031	80,000	85,327
Amgen, Inc. Senior Notes 2.45% due 02/21/2030	20,000	21,416

Amgen, Inc. Senior Notes 3.15% due 02/21/2040	35,000	38,528
Amgen, Inc. Senior Notes 3.38% due 02/21/2050	20,000	22,346
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	2,000	2,081
Gilead Sciences, Inc. Senior Notes 1.65% due 10/01/2030	70,000	70,241
		271,890
Medical-Drugs — 0.6%
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	35,000	39,224
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049	35,000	43,884
AbbVie, Inc. Senior Notes 4.63% due 10/01/2042	20,000	25,395
Bristol-Myers Squibb Co. Senior Notes 0.75% due 11/13/2025	55,000	55,377
Bristol-Myers Squibb Co. Senior Notes 2.55% due 11/13/2050	40,000	40,838
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029	25,000	29,104
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	60,000	67,366
Pfizer, Inc. Senior Notes 1.70% due 05/28/2030	25,000	25,958
Pfizer, Inc. Senior Notes 2.63% due 04/01/2030	10,000	11,162
		338,308
Medical-Generic Drugs — 0.0%
Upjohn, Inc. Company Guar. Notes 1.65% due 06/22/2025*	10,000	10,343
Upjohn, Inc. Company Guar. Notes 2.30% due 06/22/2027*	10,000	10,646
		20,989
Medical-HMO — 0.4%
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	30,000	39,117
Centene Corp. Senior Notes 3.38% due 02/15/2030	30,000	31,563
Centene Corp. Senior Notes 4.63% due 12/15/2029	77,000	85,486
UnitedHealth Group, Inc. Senior Notes 2.38% due 08/15/2024	25,000	26,648
UnitedHealth Group, Inc. Senior Notes 2.88% due 08/15/2029	20,000	22,733
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	35,000	41,637
		247,184
Medical-Hospitals — 0.1%
CommonSpirit Health Senior Sec. Notes 3.35% due 10/01/2029	5,000	5,490
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	10,000	10,626
Sutter Health Notes 3.36% due 08/15/2050	20,000	21,771
		37,887
Multimedia — 0.1%
Walt Disney Co. Company Guar. Notes 2.65% due 01/13/2031	40,000	43,852
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 2.50% due 11/15/2050	10,000	10,104
Waste Management, Inc. Company Guar. Notes 4.15% due 07/15/2049	5,000	6,663
		16,767
Office Automation & Equipment — 0.1%
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.25% due 02/15/2029	66,000	67,300
Oil Companies-Exploration & Production — 0.1%
Hess Corp. Senior Notes 7.13% due 03/15/2033	3,000	3,918
Hess Corp. Senior Notes 7.30% due 08/15/2031	20,000	26,167
SM Energy Co. Senior Notes 6.13% due 11/15/2022	25,000	24,125
		54,210

Oil Companies-Integrated — 0.1%
BP Capital Markets America, Inc. Company Guar. Notes 3.63% due 04/06/2030	5,000	5,825
Exxon Mobil Corp. Senior Notes 4.23% due 03/19/2040	30,000	37,360
		43,185
Oil Refining & Marketing — 0.3%
Marathon Petroleum Corp. Senior Notes 4.70% due 05/01/2025	35,000	40,094
Phillips 66 Company Guar. Notes 2.15% due 12/15/2030	10,000	10,152
Valero Energy Corp. Senior Notes 2.15% due 09/15/2027	70,000	71,524
Valero Energy Corp. Senior Notes 4.00% due 04/01/2029	15,000	16,875
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	20,000	23,309
		161,954
Oil-Field Services — 0.0%
Halliburton Co. Senior Notes 4.85% due 11/15/2035	15,000	17,505
Pharmacy Services — 0.2%
CVS Health Corp Senior Notes 4.13% due 04/01/2040	35,000	41,987
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	35,000	47,123
		89,110
Pipelines — 0.7%
Energy Transfer Operating LP Company Guar. Notes 4.95% due 06/15/2028	15,000	17,289
Energy Transfer Operating LP Company Guar. Notes 5.15% due 03/15/2045	10,000	10,837
Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029	30,000	35,027
Energy Transfer Operating LP Company Guar. Notes 6.13% due 12/15/2045	70,000	82,691
Energy Transfer Operating LP Company Guar. Notes 6.25% due 04/15/2049	5,000	6,048
Kinder Morgan Energy Partners LP Company Guar. Notes 3.50% due 03/01/2021	30,000	30,000
MPLX LP Senior Notes 1.75% due 03/01/2026	5,000	5,175
MPLX LP Senior Notes 4.25% due 12/01/2027	20,000	23,483
MPLX LP Senior Notes 4.70% due 04/15/2048	25,000	29,647
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	6,082
MPLX LP Senior Notes 5.20% due 12/01/2047	5,000	6,041
ONEOK, Inc. Company Guar. Notes 3.10% due 03/15/2030	5,000	5,327
ONEOK, Inc. Company Guar. Bonds 4.45% due 09/01/2049	15,000	15,777
ONEOK, Inc. Company Guar. Notes 5.85% due 01/15/2026	15,000	17,976
ONEOK, Inc. Company Guar. Notes 6.00% due 06/15/2035	5,000	6,123
ONEOK, Inc. Company Guar. Notes 7.15% due 01/15/2051	5,000	6,905
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	30,000	33,616
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030*	30,000	35,558
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.00% due 10/01/2027	10,000	10,981
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	20,000	20,673
Williams Companies, Inc. Senior Notes 5.80% due 11/15/2043	5,000	6,525
Williams Cos., Inc. Senior Notes 5.10% due 09/15/2045	3,000	3,708
Williams Cos., Inc. Senior Notes 6.30% due 04/15/2040	8,000	10,640
		426,129
Real Estate Investment Trusts — 0.8%
American Tower Corp. Senior Notes 1.50% due 01/31/2028	40,000	40,250

American Tower Corp. Senior Notes 2.40% due 03/15/2025	20,000	21,259
American Tower Corp. Senior Notes 2.95% due 01/15/2051	30,000	30,071
Brixmor Operating Partnership LP Senior Notes 4.05% due 07/01/2030	45,000	51,650
Equinix, Inc. Senior Notes 1.80% due 07/15/2027	5,000	5,147
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.00% due 01/15/2031	45,000	49,105
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	20,000	23,139
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.75% due 06/01/2028	15,000	17,767
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2050*	40,000	42,586
SBA Tower Trust Mtg. Notes 3.17% due 04/09/2047*	85,000	85,685
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	60,000	63,628
VEREIT Operating Partnership LP Company Guar. Notes 2.85% due 12/15/2032	5,000	5,228
VEREIT Operating Partnership LP Company Guar. Notes 3.40% due 01/15/2028	10,000	11,039
		446,554
Rental Auto/Equipment — 0.1%
United Rentals North America, Inc. Company Guar. Notes 3.88% due 02/15/2031	30,000	31,472
Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 3.63% due 04/15/2025	40,000	44,807
Retail-Building Products — 0.3%
Home Depot, Inc. Senior Bonds 3.30% due 04/15/2040	65,000	76,609
Lowe's Cos., Inc. Senior Notes 1.70% due 10/15/2030	65,000	65,856
Lowe's Cos., Inc. Senior Notes 3.70% due 04/15/2046	5,000	5,929
		148,394
Retail-Pawn Shops — 0.1%
FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	35,000	36,094
Retail-Restaurants — 0.1%
McDonald's Corp. Senior Notes 3.35% due 04/01/2023	15,000	15,979
McDonald's Corp. Senior Notes 3.63% due 09/01/2049	30,000	35,206
McDonald's Corp. Senior Notes 4.20% due 04/01/2050	10,000	12,856
		64,041
Schools — 0.1%
Howard University Notes 2.65% due 10/01/2028	10,000	10,155
Howard University Notes 2.80% due 10/01/2030	5,000	5,217
Howard University Notes 2.90% due 10/01/2031	25,000	26,360
Howard University Notes 3.48% due 10/01/2041	10,000	10,260
		51,992
Semiconductor Components-Integrated Circuits — 0.0%
QUALCOMM, Inc. Senior Notes 4.65% due 05/20/2035	10,000	13,377
QUALCOMM, Inc. Senior Notes 4.80% due 05/20/2045	10,000	14,228
		27,605
Steel-Producers — 0.0%
Steel Dynamics, Inc. Senior Notes 2.80% due 12/15/2024	25,000	26,877
Telephone-Integrated — 0.8%
AT&T, Inc. Senior Notes 3.50% due 02/01/2061	40,000	39,839
AT&T, Inc. Senior Notes 3.55% due 09/15/2055*	71,000	70,759
AT&T, Inc. Senior Notes 3.65% due 06/01/2051	60,000	62,826

AT&T, Inc.
Senior Notes
3.65% due 09/15/2059*	2,000	2,019
AT&T, Inc.
Senior Notes
3.80% due 12/01/2057	25,000	26,123
AT&T, Inc.
Senior Notes
4.50% due 05/15/2035	15,000	18,202
Verizon Communications, Inc.
Senior Notes
2.65% due 11/20/2040	20,000	20,195
Verizon Communications, Inc.
Senior Notes
2.88% due 11/20/2050	15,000	15,114
Verizon Communications, Inc.
Senior Notes
3.00% due 11/20/2060	10,000	10,100
Verizon Communications, Inc.
Senior Notes
3.15% due 03/22/2030	100,000	112,141
Verizon Communications, Inc.
Senior Notes
4.00% due 03/22/2050	10,000	12,101
Verizon Communications, Inc.
Senior Notes
4.27% due 01/15/2036	31,000	38,449
Verizon Communications, Inc.
Senior Notes
4.40% due 11/01/2034	50,000	62,397
		490,265
Television — 0.2%
ViacomCBS, Inc.
Senior Notes
4.20% due 05/19/2032	20,000	24,103
ViacomCBS, Inc.
Senior Notes
4.95% due 01/15/2031	80,000	100,410
		124,513
Tobacco — 0.5%
Altria Group, Inc.
Company Guar. Notes
2.35% due 05/06/2025	10,000	10,625
Altria Group, Inc.
Company Guar. Notes
3.88% due 09/16/2046	10,000	10,563
Altria Group, Inc.
Company Guar. Notes
5.38% due 01/31/2044	30,000	38,343
Altria Group, Inc.
Company Guar. Notes
5.80% due 02/14/2039	20,000	26,351
Altria Group, Inc.
Company Guar. Notes
5.95% due 02/14/2049	5,000	7,005
BAT Capital Corp.
Company Guar. Notes
2.26% due 03/25/2028	55,000	57,093
BAT Capital Corp.
Company Guar. Notes
2.79% due 09/06/2024	40,000	42,761
BAT Capital Corp.
Company Guar. Notes
3.46% due 09/06/2029	20,000	21,816
Philip Morris International, Inc.
Senior Notes
2.10% due 05/01/2030	50,000	52,147
		266,704
Transactional Software — 0.1%
Black Knight InfoServ LLC
Company Guar. Notes
3.63% due 09/01/2028*	50,000	51,188

Transport-Rail — 0.1%
Norfolk Southern Corp.
Senior Notes
3.40% due 11/01/2049	5,000	5,704
Union Pacific Corp.
Senior Notes
2.97% due 09/16/2062*	40,000	41,779
		47,483
Transport-Services — 0.1%
FedEx Corp.
Company Guar. Notes
3.30% due 03/15/2027	20,000	22,408
FedEx Corp.
Company Guar. Notes
4.25% due 05/15/2030	25,000	30,375
		52,783
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
Senior Notes
2.70% due 11/01/2024*	35,000	37,496
Penske Truck Leasing Co. LP/PTL Finance Corp.
Senior Notes
4.00% due 07/15/2025*	30,000	34,021
		71,517
Water — 0.0%
American Water Capital Corp.
Senior Notes
2.80% due 05/01/2030	5,000	5,519
American Water Capital Corp.
Senior Notes
4.15% due 06/01/2049	15,000	19,861
		25,380
Total U.S. Corporate Bonds & Notes
(cost $11,687,461)		12,645,099

FOREIGN CORPORATE BONDS & NOTES — 1.4%
Cellular Telecom — 0.1%
Vodafone Group PLC
Senior Notes
6.15% due 02/27/2037		30,000	43,252
Diversified Banking Institutions — 0.1%
JPMorgan Chase & Co.
Senior Notes
3.96% due 01/29/2027		60,000	68,945
JPMorgan Chase & Co.
Senior Notes
4.02% due 12/05/2024		10,000	11,016
			79,961
Diversified Manufacturing Operations — 0.0%
Trane Technologies Luxembourg Finance SA
Company Guar. Notes
4.50% due 03/21/2049		5,000	6,518
Electronic Components-Misc. — 0.1%
Sensata Technologies BV
Company Guar. Notes
5.00% due 10/01/2025*		30,000	33,375
Electronic Components-Semiconductors — 0.0%
NXP BV/NXP Funding LLC/NXP USA, Inc.
Company Guar. Notes
4.30% due 06/18/2029*		10,000	11,918
Medical-Biomedical/Gene — 0.1%
Royalty Pharma PLC
Company Guar. Notes
1.75% due 09/02/2027*		5,000	5,145
Royalty Pharma PLC
Company Guar. Notes
2.20% due 09/02/2030*		35,000	35,942
Royalty Pharma PLC
Company Guar. Notes
3.30% due 09/02/2040*		15,000	15,772
Royalty Pharma PLC
Company Guar. Notes
3.55% due 09/02/2050*		25,000	26,636
			83,495
Medical-Drugs — 0.2%
Bausch Health Cos., Inc.
Senior Sec. Notes
5.75% due 08/15/2027*		30,000	32,175
Shire Acquisitions Investments Ireland DAC
Company Guar. Notes
2.40% due 09/23/2021		14,000	14,183
Teva Pharmaceutical Finance Netherlands III BV
Company Guar. Notes
3.15% due 10/01/2026		55,000	52,869
			99,227
Metal-Iron — 0.1%
Vale Overseas, Ltd.
Company Guar. Notes
3.75% due 07/08/2030		60,000	66,751
Oil Companies-Integrated — 0.1%
Equinor ASA
Company Guar. Notes
1.75% due 01/22/2026		20,000	21,009
Equinor ASA
Company Guar. Notes
3.63% due 04/06/2040		30,000	35,943
Equinor ASA
Company Guar. Bonds
3.70% due 04/06/2050		15,000	18,077
YPF SA
Senior Notes
16.50% due 05/09/2022*	ARS	1,657,987	8,214
			83,243
Pipelines — 0.1%
TransCanada PipeLines, Ltd.
Senior Notes
4.10% due 04/15/2030		30,000	35,485
TransCanada PipeLines, Ltd.
Senior Notes
4.63% due 03/01/2034		15,000	18,330
TransCanada PipeLines, Ltd.
Senior Notes
4.75% due 05/15/2038		5,000	6,255
			60,070
Retail-Convenience Store — 0.0%
Alimentation Couche-Tard, Inc.
Senior Notes
2.95% due 01/25/2030*		5,000	5,464
Alimentation Couche-Tard, Inc.
Senior Notes
3.80% due 01/25/2050*		10,000	11,848
			17,312
Semiconductor Components-Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC
Company Guar. Notes
4.88% due 03/01/2024*		55,000	62,036
NXP BV/NXP Funding LLC
Company Guar. Notes
5.35% due 03/01/2026*		15,000	18,071
NXP BV/NXP Funding LLC
Company Guar. Notes
5.55% due 12/01/2028*		10,000	12,742
			92,849
SupraNational Banks — 0.1%
Inter-American Development Bank
Senior Notes
7.25% due 06/10/2021	MXN	800,000	40,462
Telephone-Integrated — 0.1%
Telefonica Emisiones SAU
Company Guar. Notes
7.05% due 06/20/2036		30,000	44,748

Tobacco — 0.1%
BAT International Finance PLC
Company Guar. Notes
1.67% due 03/25/2026	30,000	30,709
Wireless Equipment — 0.1%
Nokia Oyi
Senior Notes
4.38% due 06/12/2027	15,000	16,360
Nokia Oyj
Senior Notes
6.63% due 05/15/2039	20,000	25,546
		41,906
Total Foreign Corporate Bonds & Notes
(cost $855,987)		835,796

MUNICIPAL BONDS & NOTES — 1.5%
Chicago Board of Education
General Obligation Bonds
6.14% due 12/01/2039	15,000	15,815
Chicago Board of Education
General Obligation Bonds
6.32% due 11/01/2029	30,000	32,115
Chicago Board of Education
General Obligation Bonds
6.04% due 12/01/2029	5,000	5,302
Chicago Transit Authority
Revenue Bonds
3.91% due 12/01/2040	10,000	11,253
County of Riverside, CA
Revenue Bonds
2.96% due 02/15/2027	80,000	85,155
County of Riverside, CA
Revenue Bonds
3.07% due 02/15/2028	80,000	85,583
Florida State Board of Administration Finance Corp
Revenue Bonds
Series A
1.26% due 07/01/2025	75,000	76,718
Metropolitan Transportation Authority
Revenue Bonds
4.75% due 11/15/2045	35,000	41,022
Metropolitan Transportation Authority
Revenue Bonds
Series C2
5.18% due 11/15/2049	95,000	111,318
Municipal Electric Authority of Georgia
Revenue Bonds
6.64% due 04/01/2057	34,000	51,705
New York Transportation Development Corp.
Revenue Bonds
4.25% due 09/01/2035	100,000	110,927
Philadelphia Authority for Industrial Development
Revenue Bonds
Series C
6.55% due 10/15/2028	100,000	128,806
State of California
General Obligation Bonds
7.30% due 10/01/2039	20,000	33,013
State of Connecticut
General Obligation Bonds
3.00% due 07/01/2021	5,000	5,067
State of Illinois
General Obligation Bonds
4.95% due 06/01/2023	49,636	50,861
State of Illinois
General Obligation Bonds
5.56% due 02/01/2021	10,000	10,024
State of Illinois
General Obligation Bonds
5.00% due 01/01/2023	10,000	10,360
State of Illinois
General Obligation Bonds
5.95% due 04/01/2022	20,000	21,172
Total Municipal Bonds & Notes
(cost $812,901)		886,216
U.S. GOVERNMENT AGENCIES — 26.0%
Federal Home Loan Mtg. Corp. — 1.2%
2.50% due 01/01/2028	6,014	6,329
2.50% due 04/01/2028	14,969	15,829
3.00% due 08/01/2027	23,691	24,941
3.50% due 03/01/2042	6,498	7,068
3.50% due 08/01/2042	34,722	37,461
3.50% due 09/01/2043	22,289	24,137
4.00% due 03/01/2023	11	12
4.00% due 09/01/2040	2,418	2,637
4.00% due 10/01/2043	36,864	40,641
4.50% due 01/01/2039	933	1,048
5.00% due 05/01/2021	14	14
5.00% due 07/01/2021	75	79
5.00% due 05/01/2034	14,293	16,314
5.50% due 05/01/2037	3,741	4,399
5.50% due 06/01/2037	1,912	2,249
6.50% due 05/01/2029	960	1,076
6.50% due 07/01/2035	1,287	1,485
Federal Home Loan Mtg. Corp. FRS
2.36% (6 ML+1.49%)
due 02/01/2037	1,135	1,173
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K068, Class A2
3.24% due 08/25/2027(4)	79,000	90,636
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K1510, Class X1
0.48% due 01/25/2034(4)(6)(8)	199,778	10,099

Series K064, Class X1 0.74% due 03/25/2027(4)(6)(8)	368,686	12,405
Series K114, Class X1 1.12% due 06/25/2030(4)(6)(8)	229,890	21,115
Series K104, Class X1 1.13% due 01/25/2030(4)(6)(8)	189,777	16,662
Series K111, Class X1 1.68% due 05/25/2030(4)(6)(8)	99,918	12,606
Series K122, Class X1 0.88% due 11/25/2030(6)(8)	100,000	7,448
Series K121, Class X1 1.03% due 10/25/2030(6)(8)	124,000	10,499
Federal Home Loan Mtg. Corp. SCRT Series 2019-3, Class MV 3.50% due 10/25/2058(5)	18,985	21,188
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2018-HRP1, Class M2 1.80% (1 ML+1.65%) due 04/25/2043*(5)	12,638	12,431
Series 2019-HQA3, Class M2 2.00% (1 ML + 1.85%) due 09/25/2049*(5)	39,007	38,513
Series 2019-DNA3, Class M2 2.20% (1 ML + 2.05%) due 07/25/2049*(5)	35,785	35,585
Series 2019-HQA1, Class M2 2.50% (1 ML + 2.35%) due 02/25/2049*(5)	65,153	64,987
Series 2019-DNA2, Class M2 2.60% (1 ML+2.45%) due 03/25/2049*(5)	41,802	41,695
Federal Home Loan Mtg. Corp., REMIC
Series 4216, Class KQ 1.70% due 10/15/2039(5)	26,718	27,101
Series 3964, Class MD 2.00% due 01/15/2041(5)	3,135	3,208
Series 4961, Class JB 2.50% due 12/15/2042(5)	46,539	48,551
Series 3883, Class PB 3.00% due 05/15/2041(5)	15,234	16,469
Series 1577, Class PK 6.50% due 09/15/2023(5)	823	866
Series 1226, Class Z 7.75% due 03/15/2022(5)	61	63
		679,019
Federal National Mtg. Assoc. — 3.6%
2.50% due 04/01/2028	25,482	26,613
2.50% due 02/01/2043	48,176	51,524
2.50% due 03/01/2043	93,749	100,342
2.66% due 03/01/2027	404,640	443,502
3.00% due 10/01/2027	10,194	10,716
3.00% due 12/01/2027	8,139	8,557
3.00% due 01/01/2028	16,570	17,421
4.00% due 11/01/2025	2,313	2,455
4.50% due 01/01/2039	3,066	3,443
4.50% due 09/01/2039	7,285	8,080
4.50% due 09/01/2040	13,371	14,830
4.50% due 05/01/2041	7,541	8,474
5.00% due 05/01/2035	163	189
5.00% due 07/01/2040	12,080	13,744
5.50% due 10/01/2021	546	551
5.50% due 06/01/2022	705	719
5.50% due 12/01/2029	2,278	2,547
5.50% due 05/01/2034	9,070	10,262
5.50% due 08/01/2037	15,643	18,389
5.50% due 06/01/2038	3,168	3,725
6.00% due 06/01/2026	6,010	6,748
6.00% due 04/01/2027	35,096	39,406
6.00% due 12/01/2033	12,711	15,203
6.00% due 05/01/2034	7,836	9,417
6.50% due 06/01/2035	13,151	14,734
6.50% due 10/01/2037	1,246	1,402
7.00% due 06/01/2037	7,716	9,010
Federal National Mtg. Assoc. FRS
2.33% (12 ML+1.82%) due 10/01/2040	2,324	2,426
2.82% (12 ML+1.57%) due 05/01/2037	1,823	1,896
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2019-R03, Class 1M2 2.30% (1 ML+2.15%) due 09/25/2031*(5)	20,366	20,341
Series 2019-HRP1, Class M2 2.30% (1 ML+2.15%) due 11/25/2039*(5)	21,255	20,930
Federal National Mtg. Assoc., REMIC
Series 2013-43, Class XP 1.50% due 08/25/2041(5)	31,877	32,470
Series 2012-128, Class PD 1.50% due 06/25/2042(5)	46,733	47,605
Series 2013-77, Class BP 1.70% due 06/25/2043	25,516	25,909
Series 2011-117, Class MA 2.00% due 08/25/2040(5)	3,954	4,036
Series 2012-21, Class PQ 2.00% due 09/25/2041(5)	11,994	12,351
Series 2012-18, Class GA 2.00% due 12/25/2041(5)	23,590	24,371
Series 2012-75, Class KC 2.50% due 12/25/2041(5)	23,770	24,520
Series 2016-11, Class GA 2.50% due 03/25/2046(5)	24,440	25,662
Series 2019-54, Class KC 2.50% due 09/25/2049(5)	77,934	81,929
Series 2019-41, Class AC 2.50% due 03/25/2053(5)	39,532	40,873

Series 2015-48, Class QB 3.00% due 02/25/2043(5)	33,803	35,082
Series 2016-38, Class NA 3.00% due 01/25/2046(5)	10,531	11,280
Series 2017-34, Class JK 3.00% due 05/25/2047(5)	17,073	17,679
Series 2017-72, Class B 3.00% due 09/25/2047(5)	31,041	33,277
Series 2017-72, Class CD 3.00% due 09/25/2047(5)	30,953	33,249
Series 2019-45, Class PT 3.00% due 08/25/2049(5)	47,727	51,384
Series 2017-96, Class PA 3.00% due 12/25/2054(5)	60,689	63,759
Series 2012-52, Class PA 3.50% due 05/25/2042(5)	14,673	15,910
Series 2017-26, Class CG 3.50% due 07/25/2044(5)	32,190	33,749
Series 2018-38, Class PC 3.50% due 03/25/2045(5)	21,018	21,519
Series 2018-80, Class GD 3.50% due 12/25/2047(5)	29,212	30,851
Series 2018-23, Class LA 3.50% due 04/25/2048(5)	32,362	35,129
Series 2019-7, Class JA 3.50% due 03/25/2049(5)	34,193	36,824
Series 2019-14, Class CA 3.50% due 04/25/2049(5)	34,140	37,242
Series 2017-35, Class AH 3.50% due 04/25/2053(5)	35,892	37,077
Series 2017-84, Class KA 3.50% due 04/25/2053(5)	24,262	25,011
Series 2019-15, Class AB 3.50% due 05/25/2053(5)	34,647	36,490
Series 2018-72, Class BA 3.50% due 07/25/2054(5)	45,701	48,067
Series 2018-19, Class DC 3.50% due 05/25/2056(5)	19,444	20,393
Series 2018-70, Class HA 3.50% due 10/25/2056(5)	33,468	35,805
Series 2019-7, Class CA 3.50% due 11/25/2057(5)	33,161	35,874
Series 2019-12, Class HA 3.50% due 11/25/2057(5)	34,910	37,597
Series 2019-28, Class JA 3.50% due 06/25/2059(5)	34,186	38,014
Series 2017-49, Class JA 4.00% due 07/25/2053(5)	27,524	28,826
Series 415, Class A3 STRIPS 3.00% due 11/25/2042(5)	35,064	37,517
Fannie Mae Connecticut Avenue Securities FRS Series 2019-R04, Class 2M2 2.25% (1 ML +2.10%) due 06/25/2039*(5)	32,980	32,906
Series 2017-C01, Class 1M2 3.70% (1 ML+3.55%) due 07/25/2029(5)	24,501	25,212
Series 2016-C07, Class 2M2 4.50% (1 ML+4.35%) due 05/25/2029(5)	39,081	40,717
		2,143,762
Government National Mtg. Assoc. — 8.1%
2.00% due 01/21/2051	675,000	705,876
2.50% due January 30 TBA	425,000	449,902
3.00% due January 30 TBA	1,050,000	1,097,988
3.50% due January 30 TBA	1,510,000	1,600,364
4.00% due 09/15/2040	10,520	11,495
4.00% due 11/15/2040	35,459	38,551
4.00% due January 30 TBA	650,000	693,012
4.50% due 02/15/2039	3,790	4,221
4.50% due 08/15/2041	61,465	68,458
5.50% due 05/15/2036	4,680	5,200
6.00% due 09/15/2032	5,962	7,143
6.00% due 12/15/2033	20,409	24,660
7.00% due 07/15/2033	4,321	4,995
7.00% due 11/15/2033	5,308	6,244
8.00% due 11/15/2031	1,236	1,240
9.00% due 11/15/2021	13	14
Government National Mtg. Assoc., REMIC
Series 2015-56, Class LB 1.50% due 04/16/2040(5)	37,934	38,303
Series 2015-151, Class BA 1.70% due 10/20/2045(5)	22,010	22,272
Series 2013-37, Class LG 2.00% due 01/20/2042	30,339	31,146
Series 2005-74, Class HA 7.50% due 09/16/2035(5)	32	35
Series 2005-74, Class HB 7.50% due 09/16/2035(5)	3,490	3,911
		4,815,030
Uniform Mtg. Backed Securities — 13.1%
1.50% due January 15 TBA	450,000	463,008
2.00% due January 15 TBA	1,000,000	1,045,469
2.00% due January 30 TBA	1,013,000	1,052,293
2.00% due February 30 TBA	1,512,000	1,567,998
2.50% due January 30 TBA	525,000	553,424
3.00% due January 30 TBA	1,200,000	1,257,281
4.50% due January 30 TBA	225,000	243,844
4.50% due February 30 TBA	200,000	216,746
3.50% due January 30 TBA	300,000	317,109
4.00% due January 30 TBA	665,000	710,199
5.00% due January 30 TBA	300,000	332,004
		7,759,375
Total U.S. Government Agencies (cost $15,185,723)		15,397,186

U.S. GOVERNMENT TREASURIES — 16.0%
United States Treasury Bonds — 7.0%
1.00% due 02/15/2048TIPS(10)	68,634	95,504
1.25% due 05/15/2050	292,000	264,899
2.25% due 08/15/2046	175,000	199,760
2.25% due 08/15/2049	135,000	154,496
2.50% due 02/15/2045(11)	213,000	254,011
2.88% due 08/15/2045	400,000	508,922
3.00% due 11/15/2045	170,000	221,232
3.13% due 05/15/2048	110,000	147,658
3.38% due 05/15/2044(12)	1,675,000	2,290,628
		4,137,110

United States Treasury Notes — 9.0%
0.38% due 01/15/2027TIPS(10)		199,417	222,519
0.50% due 01/15/2028TIPS(10)		10,556	11,969
0.63% due 01/15/2026TIPS(10)		202,730	226,279
0.63% due 05/15/2030		985,000	962,991
0.63% due 08/15/2030		895,000	872,625
2.75% due 05/31/2023		865,000	919,198
2.75% due 08/31/2025		1,555,000	1,728,965
0.75% due 07/15/2028TIPS(10)		46,679	54,285
0.88% due 01/15/2029TIPS(10)		252,649	296,889
			5,295,720
Total U.S. Government Treasuries (cost $8,899,987)			9,432,830
FOREIGN GOVERNMENT OBLIGATIONS — 0.9%
Sovereign — 0.9%
Commonwealth of Australia Senior Notes 1.75% due 06/21/2051	AUD	65,000	47,685
Government of Israel Bonds 3.75% due 03/31/2047	ILS	235,000	104,232
Government of Macedonia Senior Notes 3.68% due 06/03/2026*	EUR	100,000	136,666
Government of Romania Bonds 2.63% due 12/02/2040	EUR	70,000	90,971
Government of Romania Senior Notes 4.63% due 04/03/2049		42,000	69,206
Republic of Hungary Senior Bonds 6.38% due 03/29/2021		16,000	16,217
Republic of Peru Senior Notes 2.39% due 01/23/2026		10,000	10,665
United Mexican States Senior Bonds 4.75% due 03/08/2044		60,000	71,251
Total Foreign Government Obligations (cost $490,634)			546,893
OPTIONS - PURCHASED†(14) — 0.0%
Over the Counter Call Options on Currency Contracts (cost $95,388)		17,597,947	14,633
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†		19,000	213
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)		21,000	2
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)		26,000	2
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(1)		16,000	2
Total Escrows And Litigation Trusts (cost $0)			219
Total Long-Term Investment Securities (cost $58,188,725)			66,037,640
SHORT-TERM INVESTMENT SECURITIES — 2.9%
Foreign Government Obligations — 1.3%
Government of Japan Disc. Notes (0.09%) due 03/15/2021	JPY	76,950,000	745,392
Registered Investment Companies — 1.6%
State Street Institutional Treasury Money Market Fund, Premier Class 0.01%(15)		980,368	980,368
Total Short-Term Investment Securities (cost $1,719,160)			1,725,760
REPURCHASE AGREEMENTS — 6.6%
Bank of America Securities LLC Joint Repurchase Agreement(16)		850,000	850,000
Barclays Capital, Inc. Joint Repurchase Agreement(16)		670,000	670,000
BNP Paribas SA Joint Repurchase Agreement(16)		670,000	670,000
Deutsche Bank AG Joint Repurchase Agreement(16)		870,000	870,000
RBS Securities, Inc. Joint Repurchase Agreement(16)		855,000	855,000
Total Repurchase Agreements (cost $3,915,000)			3,915,000
TOTAL INVESTMENTS (cost $63,822,885)		121.2%	71,678,400
Liabilities in excess of other assets		(21.2)	(12,529,799)
NET ASSETS		100.0%	$59,148,601

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2020, the aggregate value of these securities was $8,487,527 representing 14.3% of net assets.
(1)	Securities classified as Level 3 (see Note 1).

(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2020, the Portfolio held the following restricted securities:

	Acquistion		Acquistion		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	10	$0	$8,598	$859.78	0.00%

(3)	Perpetual maturity - maturity date reflects the next call date.
(4)	Commercial Mortgage Backed Security
(5)	Collateralized Mortgage Obligation
(6)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(7)	Collateralized Loan Obligation
(8)	Interest Only
(9)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of December 31, 2020.
(10)	Principal amount of security is adjusted for inflation.
(11)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(12)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(13)	Denominated in United States dollars unless otherwise indicated.
(14)	Options — Purchased

Over the Counter Call Options on Currency Contracts

Issue	Counterparty	Expiration Month	Strike Price		Notional Amount(000's)	Premiums Paid	Value at December 31, 2020	Unrealized Appreciation (Depreciation)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.9945 CNY per $1 USD	BNP Paribas SA	September 2021	CNY	7.99	$3,231	$19,564	$3,247	$(16,317)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.6410 CNY per $1 USD	BNP Paribas SA	November 2021	CNY	7.64	3,335	18,109	9,573	(8,536)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 8.0600 CNY per $1 USD	NatWest Markets PLC	January 2021	CNY	8.06	3,678	19,509	1,696	(17,813)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.7455 CNY per $1 USD	NatWest Markets PLC	January 2021	CNY	7.75	4,109	17,943	4	(17,939)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 8.4845 CNY per $1 USD	NatWest Markets PLC	May 2021	CNY	8.49	3,246	20,263	113	(20,150)
						$95,388	$14,633	$(80,755)

CNY	— Chinese Yuan
USD	— United States Dollar
(15)	The rate shown is the 7-day yield as of December 31, 2020.
(16)	See Note 2 for details of Joint Repurchase Agreements.
ARS	— Argentine Peso
AUD	— Australian Dollar
CLO	— Collateralized Loan Obligation
DAC	— Designated Activity Company
EUR	— Euro Currency
ILS	— New Israeli Sheqel
JPY	— Japanese Yen
MXN	— Mexican Peso
REMIC	— Real Estate Mortgage Investment Conduit
SCRT	— Seasoned Credit Risk Transfer Trust
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML	— 1 Month USD LIBOR
3 ML	— 3 Month USD LIBOR
6 ML	— 6 Month USD LIBOR
12 ML	— 12 Month USD LIBOR
1 Yr USTYCR	— 1 Year US Treasury Yield Curve Rate

Futures Contracts
Number of			Expiration	Notional	Notional	Unrealized
Contracts	Type	Description	Month	Basis*	Value*	Appreciation
1	Long	U.S. Treasury Ultra Bonds	March 2021	$212,125	$213,562	$1,437
13	Short	U.S. Treasury 10 Year Ultra Notes	March 2021	2,038,969	2,032,672	6,297
8	Short	U.S. Treasury Long Bonds	March 2021	1,393,461	1,385,500	7,961
20	Long	U.S. Treasury 10 Year Notes	March 2021	2,761,562	2,758,432	3,130
						$18,825

						Unrealized
						(Depreciation)
1	Short	Long Gilt	March 2021	$183,997	$185,351	$(1,354)
14	Short	U.S. Treasury 5 Year Notes	March 2021	1,762,263	1,766,297	(4,034)
						$(5,388)
Net Unrealized Appreciation (Depreciation)						$13,437

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	AUD	64,000	USD	48,010	03/17/2021	$-	$(1,360)
Barclays Bank PLC	ILS	334,000	USD	102,746	03/17/2021	-	(1,325)
BNP Paribas SA	EUR	240,000	USD	291,871	03/17/2021	-	(1,801)
Goldman Sachs International	MXN	800,000	USD	39,417	06/10/2021	-	(71)
JPMorgan Chase Bank	JPY	76,950,000	USD	741,883	03/15/2021	-	(3,954)
Unrealized Appreciation (Depreciation)						$-	$(8,511)

AUD	— Australian Dollar
EUR	— Euro Currency
ILS	— New Israeli Sheqel
JPY	— Japanese Yen
MXN	— Mexican Peso
USD	— United States Dollar

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	135	09/16/2050	USD-3 Month-LIBOR-BBA/Quarterly	0.81%/Semi-annually	$417	$20,040
USD	290	12/16/2025	USD-3 Month-LIBOR-BBA/Quarterly	0.38%/Semi-annually	(520)	1,103
					$(103)	$21,143

BBA - British Bankers' Association
LIBOR - London Interbank Offered Rate
USD - United States Dollar

Over the Counter Interest Rate Swap Contracts

				Rates Exchanged		Value
Counterparty	Notional Amount (000's)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	CNY	1,570	12/16/2025	7 DAY-CNRR/Quarterly	2.74%/Quarterly	$-	$1,073
Bank of America, N.A.	KRW	110,560	12/16/2030	3 Month-KWCDC/Quarterly	1.20%/Quarterly	123	(772)
Bank of America, N.A.	KRW	112,025	12/16/2030	3 Month-KWCDC/Quarterly	1.20%/Quarterly	272	(931)
						$395	$(630)

CNY - Chinese Yuan

CNRR - China Interbank Repo Rate

KRW - South Korean Won

KWCDC - South Korean Won Certificate of Deposit

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$-	$-		$8,598	$8,598
Other Industries	17,402,117	274,575	**	-	17,676,692
Preferred Securities/Capital Securities	-	218,475		-	218,475
Asset Backed Securities	-	8,375,003		-	8,375,003
U.S. Corporate Bonds & Notes	-	12,645,099		-	12,645,099
Foreign Corporate Bonds & Notes	-	835,796		-	835,796
Municipal Bond & Notes	-	886,216		-	886,216
U.S. Government Agencies	-	15,397,186		-	15,397,186
U.S. Government Treasuries	-	9,432,830		-	9,432,830
Foreign Government Obligations	-	546,893		-	546,893
Options - Purchased	-	14,633		-	14,633
Escrows and Litigation Trusts	-	213		6	219
Short-Term Investment Securities
Foreign Government Obligations	-	745,392		-	745,392
Registered Investment Companies	980,368	-		-	980,368
Repurchase Agreements	-	3,915,000		-	3,915,000
Total Investments at Value	$18,382,485	$53,287,311		$8,604	$71,678,400

Other Financial Instruments:†
Futures Contracts	$18,825	$-		$-	$18,825
Centrally Cleared Interest Rate Swap Contracts	-	21,143		-	21,143
Over the Counter Interest Rate Swap Contracts	-	1,073		-	1,073
Total Other Financial Instruments	$18,825	$22,216		$-	$41,041

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$5,388	$-		$-	$5,388
Forward Foreign Currency Contracts	-	8,511		-	8,511
Over the Counter Interest Rate Swap Contracts	-	1,703		-	1,703
Total Other Financial Instruments	$5,388	$10,214		$-	$15,602

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST SA MULTI-MANAGED INCOME PORTFOLIO

Portfolio of Investments — December 31, 2020 (unaudited)

Security Description	Shares/ Principal Amount (16)	Value (Note 1)
COMMON STOCKS — 15.4%
Aerospace/Defense-Equipment — 0.4%
HEICO Corp., Class A	1,482	$173,483
Applications Software — 0.4%
ServiceNow, Inc.†	345	189,898
Building Products-Cement — 0.4%
Martin Marietta Materials, Inc.	605	171,802
Chemicals-Specialty — 0.4%
Ecolab, Inc.	793	171,573
Coatings/Paint — 0.2%
Sherwin-Williams Co.	100	73,491
Commercial Services-Finance — 1.4%
Adyen NV†*	44	102,384
Avalara, Inc.†	669	110,311
S&P Global, Inc.	230	75,608
Square, Inc., Class A†	1,690	367,812
		656,115
Communications Software — 0.4%
Zoom Video Communications, Inc., Class A†	490	165,287
Computer Software — 0.8%
Snowflake, Inc., Class A†	338	95,113
Twilio, Inc., Class A†	741	250,829
		345,942
Containers-Metal/Glass — 0.1%
Ball Corp.	690	64,294
Diagnostic Equipment — 0.2%
Danaher Corp.	341	75,750
E-Commerce/Products — 1.9%
Amazon.com, Inc.†	168	547,164
Chewy, Inc., Class A†	2,007	180,409
Farfetch, Ltd., Class A†	2,008	128,131
		855,704
E-Commerce/Services — 0.2%
Match Group, Inc.†	766	115,812
Electronic Measurement Instruments — 0.2%
Roper Technologies, Inc.	177	76,303
Enterprise Software/Service — 1.7%
Coupa Software, Inc.†	532	180,300
Tyler Technologies, Inc.†	164	71,589
Veeva Systems, Inc., Class A†	1,298	353,381
Workday, Inc., Class A†	804	192,646
		797,916
Entertainment Software — 0.4%
Activision Blizzard, Inc.	1,309	121,540
Take-Two Interactive Software, Inc.†	392	81,454
		202,994
Finance-Other Services — 0.1%
Intercontinental Exchange, Inc.	447	51,535
Gold Mining — 0.0%
Royal Gold, Inc.	82	8,722
Internet Application Software — 1.3%
Okta, Inc.†	970	246,632
Shopify, Inc., Class A†	312	353,169
		599,801
Internet Content-Entertainment — 2.5%
Facebook, Inc., Class A†	1,302	355,654
Spotify Technology SA†	1,163	365,950
Twitter, Inc.†	7,322	396,486
		1,118,090
Internet Content-Information/News — 0.4%
IAC/InterActiveCorp†	901	170,604
Medical Instruments — 0.8%
Intuitive Surgical, Inc.†	454	371,417
Medical-Biomedical/Gene — 0.4%
Royalty Pharma PLC, Class A	3,579	179,129
Medical-Drugs — 0.2%
Zoetis, Inc.	470	77,785
Oil-U.S. Royalty Trusts — 0.0%
Texas Pacific Land Trust	23	16,721
Retail-Apparel/Shoe — 0.2%
Lululemon Athletica, Inc.†	215	74,826
Retail-Discount — 0.4%
Costco Wholesale Corp.	494	186,129
Television — 0.0%
ION Media Networks, Inc.†(1)(2)	4	3,439
Total Common Stocks (cost $4,664,851)		6,994,562
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.7%
Diversified Banking Institutions — 0.7%
Credit Suisse Group AG 6.25% due 12/18/2024(3) (cost $254,299)	$275,000	300,403
ASSET BACKED SECURITIES — 17.6%
Diversified Financial Services — 17.6%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2 3.90% due 08/10/2035*(8)	120,000	134,203
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.32% (1 ML+0.17%) due 01/25/2037(4)	5,850	7,011
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.58% due 09/18/2025	40,000	41,515
Angel Oak Mtg. Trust LLC VRS Series 2020-R1, Class A1 0.99% due 04/25/2053*(4)(5)	70,000	70,014
Angel Oak Mtg. Trust LLC VRS Series 2020-3, Class A1 1.69% due 04/25/2065*(4)(5)	88,226	88,806
Angel Oak Mtg. Trust LLC VRS Series 2019-2, Class A1 3.63% due 03/25/2049*(4)(5)	22,152	22,656

Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 1.72% (1 ML+1.58%) due 10/25/2034	2,598	2,654
Atrium XII FRS Series 12A, Class AR 1.05% (3 ML+0.83%) due 04/22/2027*(6)	238,805	237,971
BANK VRS Series 2017-BNK8, Class XA 0.74% due 11/15/2050(5)(7)(8)	987,201	41,410
BANK VRS Series 2019-BN20, Class XA 0.84% due 09/15/2062(5)(7)(8)	994,771	59,637
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL4, Class A 3.50% due 01/28/2055*(5)	41,356	42,346
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(5)	66,775	69,124
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(5)	47,115	47,690
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(5)	43,734	45,218
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL3, Class A 4.00% due 11/28/2053*(5)	44,032	45,852
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(5)	56,803	59,086
BBCMS Mtg. Trust FRS Series 2017-DELC, Class A 1.01% (1 ML+0.85%) due 08/15/2036*(8)	153,000	151,280
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 2.86% due 02/25/2036(4)(5)	66,716	61,835
Bellemeade Re, Ltd. FRS Series 2019-1A, Class M1A 1.45% (1 ML+ 1.30%) due 03/25/2029*(4)	6,181	6,181
Bellemeade Re, Ltd. FRS Series 2019-4A, Class M1A 1.55% (1 ML + 1.40%) due 10/15/2029*(4)	37,196	37,151
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.51% due 07/15/2051(5)(7)(8)	361,403	10,198
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.52% due 01/15/2051(5)(7)(8)	210,757	6,155
Benchmark Mtg. Trust VRS Series 2018-B8, Class XA 0.66% due 01/15/2052(5)(7)(8)	996,213	42,206
Benchmark Mtg. Trust VRS Series 2019-B10, Class XA 1.23% due 03/15/2062(5)(7)(8)	315,705	24,739
Benchmark Mtg. Trust VRS Series 2020-B22, Class XA 1.52% due 01/15/2054(5)(7)(8)	159,000	20,049
Benchmark Mtg. Trust VRS Series 2020-B18, Class XA 1.79% due 07/15/2053(5)(7)(8)	99,965	12,019
CAMB Commercial Mtg. Trust FRS Series 2019-LIFE, Class F 2.71% (1 ML + 2.55%) due 12/15/2037*(8)	100,000	96,860
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(4)(5)	56,081	57,229
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(8)	75,000	81,845
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 3.99% (1 Yr USTYCR+2.40%) due 03/25/2036(4)	30,499	30,521
COLT Mtg. Loan Trust VRS Series 2019-2, Class A1 3.34% due 05/25/2049*(4)(5)	35,360	35,571
Columbia Cent, Ltd. FRS Series 2018-27A, Class A1 1.36% (3 ML+1.15%) due 10/25/2028*(6)	250,000	249,478
Commercial Mtg. Trust FRS Series 2019-WCM, Class A 1.06% (1 ML+0.90%) due 10/15/2034*(5)(8)	100,000	99,617
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(8)	75,000	82,694
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(8)	155,000	163,732
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(8)	141,750	153,263
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(8)	149,000	162,814
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(4)	29,493	22,420
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.75% due 06/15/2057(5)(7)(8)	1,114,921	29,708
CSAIL Commercial Mtg. Trust Series 2016-C6, Class ASB 2.96% due 01/15/2049(8)	90,000	95,266

CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(4)(5)	36,867	38,348
DBJPM Mtg. Trust VRS Series 2020-C9, Class XA 1.71% due 09/15/2053(5)(7)(8)	99,954	10,932
DBJPM Mtg. Trust Series 2016-C3, Class A5 2.89% due 08/10/2049(8)	125,000	136,507
DBJPM Mtg. Trust Series 2016-C1, Class ASB 3.04% due 05/10/2049(8)	85,000	90,415
Deephaven Residential Mtg. Trust VRS Series 2017-2A, Class 2A 2.45% due 06/25/2047*(4)(5)	11,398	11,402
Deephaven Residential Mtg. Trust VRS Series 2019-3A, Class A1 2.96% due 07/25/2059*(4)(5)	65,780	66,456
Domino’s Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	58,650	61,587
Drive Auto Receivables Trust Series 2019-4, Class D 2.70% due 02/16/2027	35,000	36,102
Exeter Automobile Receivables Trust Series 2019-4A, Class D 2.58% due 09/15/2025*	80,000	82,274
Exeter Automobile Receivables Trust Series 2020-1A, Class D 2.73% due 12/15/2025*	25,000	25,933
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 2.26% due 05/25/2035(4)(5)	50,469	50,299
GS Mtg. Securities Corp. VRS Series 2018-GS10, Class XA 0.33% due 07/10/2051(5)(7)(8)	1,118,385	26,145
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(8)	160,000	159,819
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(8)	40,000	46,127
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(8)	100,000	100,963
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(8)	140,000	152,387
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 3.13% due 03/25/2047(4)(5)	14,814	11,961
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 3.32% due 04/25/2036(4)(5)	5,348	4,286
Home Re, Ltd. FRS Series 2018-1, Class M1 1.75% (1 ML + 1.60%) due 10/25/2028*(4)	17,756	17,723
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.69% (1 ML+0.54%) due 05/25/2035(4)	39,455	39,698
JP Morgan Chase Commercial Mortgage Securities Trust Series 2020-NNN, Class AFX 2.81% due 01/16/2037*(8)	25,000	25,991
JPMDB Commercial Mtg. Securities Trust Series 2016-C4, Class A3 3.14% due 12/15/2049(8)	85,000	94,557
Legacy Mtg. Asset Trust Series 2019-GS6, Class A1 3.00% due 06/25/2059*(4)(9)	89,551	89,956
Legacy Mtg. Asset Trust Series 2019-GS7, Class A1 3.25% due 11/25/2059*(4)(9)	93,836	93,990
Legacy Mtg. Asset Trust Series 2018-GS1, Class A1 4.00% due 03/25/2058*(9)	115,520	115,914
LSTAR Securities Investment Trust FRS Series 2019-4, Class A1 1.65% (1 ML + 1.50%) due 05/01/2024*(4)	74,494	73,463
LSTAR Securities Investment, Ltd. FRS Series 2019-1, Class A1 1.85% (1 ML+1.70%) due 03/01/2024*(4)	41,779	41,292
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 2.69% due 12/25/2034(4)(5)	14,253	14,443
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 3.64% due 02/25/2035(4)(5)	8,529	8,861
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.00% due 12/15/2047(5)(7)(8)	235,629	7,092
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(8)	25,000	27,215
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.42% due 06/15/2050(5)(7)(8)	126,157	7,623
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(8)	105,000	106,046
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(4)	25,261	16,672

Mortgage Insurance-Linked Notes Series 2019-1, Class M1 2.05% (1 ML+1.90%) due 11/26/2029*(4)	150,000	149,642
MortgageIT Trust FRS Series 2005-4, Class A1 0.71% (1 ML+0.28%) due 10/25/2035(4)	60,774	61,694
New Residential Mtg. Loan Trust VRS Series 2018-1A, Class A1A 4.00% due 12/25/2057*(4)(5)	56,883	61,511
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 0.90% (1 ML + 0.75%) due 01/25/2048*(4)	66,426	66,487
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 1.65% (1 ML+1.50%) due 06/25/2057*(4)	52,930	53,557
New Residential Mtg. Loan Trust VRS Series 2019-5A, Class A1B 3.50% due 08/25/2059*(4)(5)	69,879	72,921
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(4)(5)	51,208	54,308
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(4)(5)	48,196	51,355
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(4)(5)	87,210	94,252
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(4)(5)	90,738	98,120
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(4)(5)	70,026	74,468
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(4)(5)	52,062	56,501
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(4)(5)	77,524	83,736
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(4)(5)	7,733	8,042
Oaktown Re III, Ltd. FRS Series 2019-1A, Class M1A 1.55% (1 M + 1.40%) due 07/25/2029*(4)	7,561	7,562
OCP CLO, Ltd. FRS Series 2015-8A, Class A1R 1.07% (3 ML+0.85%) due 04/17/2027*(6)	43,959	43,842
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	25,923	25,957
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.25% (1 ML+0.10%) due 02/25/2037	39,205	24,672
PMT Credit Risk Transfer Trust FRS Series 2019-1R, Class A 2.15% (1 ML+2.00%) due 03/27/2024*(4)(5)	56,501	52,026
PRPM VRS Series 2020-3, Class A1 2.86% due 09/25/2025*(4)(9)	94,679	95,450
Radnor RE, Ltd. FRS Series 2019-2, Class M1A 1.35% (1 ML+1.2%) due 06/25/2029*(4)	9,986	9,981
Santander Drive Auto Receivables Trust Series 2020-4, Class D 1.48% due 01/15/2027	10,000	10,097
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.28% (1 ML+0.13%) due 05/25/2037	92,531	76,093
SG Commercial Mtg. Securities Trust Series 2020-COVE, Class A 2.63% due 03/15/2037*(8)	90,000	92,792
SoFi Consumer Loan Program LLC Series 2017-4, Class A 2.50% due 05/26/2026*	5,010	5,029
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.65% (1 ML+0.25%) due 11/25/2036	195,000	183,840
Springleaf Funding Trust Series 2017-AA, Class A 2.68% due 07/15/2030*	88,380	88,551
Summit Issuer LLC Series 2020-1A, Class A2 2.29% due 12/20/2050*	25,000	25,143
TICP CLO III-2, Ltd. FRS Series 2018-3R, Class A 1.06% (3 ML+0.84%) due 04/20/2028*(6)	239,957	238,339
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(5)	25,544	25,830
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(5)	84,949	87,064
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(5)	37,148	37,975
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(5)	79,436	81,787
Vericrest Opportunity Loan Trust Series 2020-NPL2, Class A1A 2.98% due 02/25/2050*(9)	65,999	66,103

Vericrest Opportunity Loan Trust Series 2020-NPL5, Class A1A 2.98% due 03/25/2050*(9)	54,436	54,486
Vericrest Opportunity Loan Trust VRS Series 2019-NPL7, Class A1A 3.18% due 10/25/2049*(9)	30,719	30,751
Vericrest Opportunity Loan Trust Series 2019-NPL8, Class A1A 3.28% due 11/25/2049*(9)	56,189	56,215
VOLT LXXX LLC Series 2019-NPL6, Class A1A 3.23% due 10/25/2049*(9)	57,784	57,866
VOLT LXXXIII LLC Series 2019-NPL9, Class A1A 3.33% due 11/26/2049*(9)	57,771	57,936
VOLT LXXXVII LLC Series 2020-NPL3, Class A1A 2.98% due 02/25/2050*(9)	68,991	69,084
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 0.90% due 09/15/2057(5)(7)(8)	584,757	21,010
Wells Fargo Commercial Mtg. Trust Series 2015-NXS3, Class A4 3.62% due 09/15/2057(8)	60,000	67,176
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(8)	80,000	86,790
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.15% due 05/15/2048(5)(8)	10,000	9,803
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 2.79% due 10/25/2036(4)(5)	17,497	15,936
Wendy’s Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*	48,500	51,463
Westlake Automobile Receivables Trust Series 2020-3A, Class D 1.65% due 02/17/2026*	30,000	30,358
Westlake Automobile Receivables Trust Series 2019-3A, Class D 2.72% due 11/15/2024*	55,000	56,486
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	48,573	48,715
WFRBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(8)	145,000	158,843
WFRBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(8)	130,000	142,121
WFRBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(8)	60,000	66,021
Total Asset Backed Securities (cost $7,795,907)		7,986,290
U.S. CORPORATE BONDS & NOTES — 26.1%
Aerospace/Defense — 0.4%
Boeing Co. Senior Notes 5.04% due 05/01/2027	15,000	17,536
Boeing Co. Senior Notes 5.15% due 05/01/2030	35,000	42,359
General Dynamics Corp. Company Guar. Bonds 4.25% due 04/01/2040	15,000	19,526
Northrop Grumman Corp. Senior Bonds 5.15% due 05/01/2040	25,000	34,555
Raytheon Technologies Corp. Senior Notes 3.65% due 08/16/2023	2,000	2,156
Raytheon Technologies Corp. Senior Notes 3.95% due 08/16/2025	30,000	34,407
Raytheon Technologies Corp. Senior Notes 4.45% due 11/16/2038	15,000	18,914
Raytheon Technologies Corp. Senior Notes 4.63% due 11/16/2048	5,000	6,788
		176,241
Aerospace/Defense-Equipment — 0.1%
L3Harris Technologies, Inc. Senior Notes 3.85% due 06/15/2023	40,000	43,206
Agricultural Operations — 0.0%
Archer-Daniels-Midland Co. Senior Notes 3.25% due 03/27/2030	15,000	17,347
Apparel Manufacturers — 0.0%
William Carter Co. Company Guar. Notes 5.63% due 03/15/2027*	10,000	10,525
Applications Software — 0.2%
Microsoft Corp. Senior Bonds 2.68% due 06/01/2060	13,000	14,088
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	17,000	23,345
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	35,000	37,381
		74,814

Auto-Cars/Light Trucks — 0.0%
General Motors Co. Senior Notes 6.13% due 10/01/2025	15,000	18,195
Banks-Commercial — 0.1%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	40,000	41,307
Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 2.10% due 10/24/2024	35,000	37,172
State Street Corp. Senior Notes 2.35% due 11/01/2025	40,000	42,691
State Street Corp. Senior Notes 2.90% due 03/30/2026	20,000	21,786
		101,649
Banks-Super Regional — 0.9%
Fifth Third Bancorp Senior Notes 2.38% due 01/28/2025	30,000	31,927
PNC Financial Services Group, Inc. Senior Notes 2.20% due 11/01/2024	55,000	58,453
Wells Fargo & Co. Senior Notes 2.41% due 10/30/2025	35,000	37,008
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	30,000	33,018
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	120,000	132,956
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	65,000	66,855
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	40,000	43,668
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	5,000	6,660
Wells Fargo & Co. Senior Notes 5.01% due 04/04/2051	10,000	14,212
		424,757
Beverages-Non-alcoholic — 0.1%
PepsiCo, Inc. Senior Notes 3.63% due 03/19/2050	20,000	25,379
Brewery — 0.6%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	45,000	51,194
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	10,000	12,654
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	10,000	13,086
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	60,000	81,513
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	25,000	25,980
Constellation Brands, Inc. Company Guar. Notes 3.15% due 08/01/2029	15,000	16,705
Constellation Brands, Inc. Company Guar. Bonds 3.60% due 02/15/2028	39,000	44,551
Constellation Brands, Inc. Company Guar. Notes 4.65% due 11/15/2028	10,000	12,184
		257,867
Broadcast Services/Program — 0.2%
Discovery Communications LLC Company Guar. Notes 3.63% due 05/15/2030	10,000	11,455
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	11,000	12,002
Discovery Communications LLC Company Guar. Notes 3.90% due 11/15/2024	15,000	16,633
Discovery Communications LLC Company Guar. Notes 4.00% due 09/15/2055*	31,000	34,698
Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	10,000	13,194
		87,982
Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	35,000	35,175
Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*	20,000	21,395
		56,570
Building Products-Air & Heating — 0.0%
Carrier Global Corp. Senior Notes 2.70% due 02/15/2031	15,000	16,116
Building-Residential/Commercial — 0.3%
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	90,000	107,092

Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	26,000	29,185
		136,277
Cable/Satellite TV — 1.4%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.25% due 02/01/2031*	15,000	15,808
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	30,000	31,837
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 2.30% due 02/01/2032	70,000	70,081
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.70% due 04/01/2051	5,000	5,192
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	55,000	65,692
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.13% due 07/01/2049	5,000	6,103
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	30,000	42,434
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	10,000	11,361
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	30,000	34,062
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	5,000	5,756
Comcast Corp. Company Guar. Notes 3.75% due 04/01/2040	40,000	48,321
Comcast Corp. Company Guar. Notes 4.05% due 11/01/2052	5,000	6,395
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	15,000	18,826
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	15,000	19,767
Comcast Corp. Company Guar. Notes 4.95% due 10/15/2058	15,000	22,774
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	83,000	89,990
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	25,000	25,505
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	25,000	29,295
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	45,000	60,064
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	15,000	20,591
		629,854
Casino Hotels — 0.1%
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	20,000	21,402
Cellular Telecom — 0.7%
T-Mobile USA, Inc. Senior Sec. Notes 2.05% due 02/15/2028*	60,000	62,410
T-Mobile USA, Inc. Senior Sec. Notes 3.30% due 02/15/2051*	15,000	15,432
T-Mobile USA, Inc. Senior Sec. Notes 3.50% due 04/15/2025*	45,000	49,724
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030*	55,000	63,701
T-Mobile USA, Inc. Senior Sec. Notes 4.50% due 04/15/2050*	15,000	18,501
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2026	85,000	87,975
		297,743
Chemicals-Diversified — 0.2%
Dow Chemical Co. Senior Notes 4.80% due 05/15/2049	10,000	13,506
DuPont de Nemours, Inc. Senior Notes 4.21% due 11/15/2023	55,000	60,678
LYB International Finance III LLC Company Guar. Notes 1.25% due 10/01/2025	10,000	10,175

LYB International Finance III LLC Company Guar. Notes 3.80% due 10/01/2060	10,000	10,740
		95,099
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	5,000	6,688
Commercial Services-Finance — 0.3%
Equifax, Inc. Senior Notes 2.60% due 12/15/2025	20,000	21,588
Equifax, Inc. Senior Notes 3.10% due 05/15/2030	5,000	5,562
Global Payments, Inc. Senior Notes 2.90% due 05/15/2030	25,000	27,222
Global Payments, Inc. Senior Notes 3.20% due 08/15/2029	10,000	11,065
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	70,000	76,111
		141,548
Computer Services — 0.4%
Booz Allen Hamilton, Inc. Company Guar. Notes 3.88% due 09/01/2028*	70,000	72,100
International Business Machines Corp. Senior Notes 1.95% due 05/15/2030	100,000	103,072
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025*	20,000	22,362
		197,534
Computers — 0.3%
Apple, Inc. Senior Notes 2.20% due 09/11/2029	50,000	53,986
Apple, Inc. Senior Notes 3.45% due 02/09/2045	15,000	18,204
HP, Inc. Senior Notes 2.20% due 06/17/2025	20,000	21,175
HP, Inc. Senior Notes 3.00% due 06/17/2027	20,000	22,068
		115,433
Consulting Services — 0.1%
Gartner, Inc. Company Guar. Notes 3.75% due 10/01/2030*	20,000	21,075
Gartner, Inc. Company Guar. Notes 4.50% due 07/01/2028*	25,000	26,375
		47,450
Containers-Metal/Glass — 0.3%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	115,000	122,475
Data Processing/Management — 0.3%
Fidelity National Information Services, Inc. Senior Notes 3.75% due 05/21/2029	17,000	19,958
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	10,000	11,903
Fiserv, Inc. Senior Notes 2.25% due 06/01/2027	115,000	122,561
		154,422
Decision Support Software — 0.3%
MSCI, Inc. Company Guar. Notes 3.88% due 02/15/2031*	30,000	31,725
MSCI, Inc. Company Guar. Notes 5.38% due 05/15/2027*	85,000	90,737
		122,462
Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc.
Senior Notes
3.00% due 04/15/2023	10,000	10,554
Diversified Banking Institutions — 3.3%
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	35,000	37,311
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	115,000	126,604
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	40,000	45,538
Bank of America Corp. Senior Notes 4.08% due 03/20/2051	95,000	119,972
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	55,000	75,916
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	4,000	5,082
Citigroup, Inc. Senior Notes 2.31% due 11/04/2022	45,000	45,719

Citigroup, Inc. Senior Notes 2.70% due 10/27/2022	25,000	26,001
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	35,000	39,118
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	135,000	146,769
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	7,000	9,369
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	35,000	36,352
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	60,000	66,220
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	30,000	34,723
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	30,000	36,610
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	10,000	15,662
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	5,000	5,483
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2041	15,000	16,766
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2051	5,000	5,567
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	50,000	53,916
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	15,000	15,776
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	65,000	73,924
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	45,000	52,202
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	40,000	43,390
JPMorgan Chase & Co. Senior Notes 4.01% due 04/23/2029	50,000	58,702
Morgan Stanley Senior Notes 1.79% due 02/13/2032	70,000	70,500
Morgan Stanley Senior Notes 2.50% due 04/21/2021	25,000	25,155
Morgan Stanley Senior Notes 2.63% due 11/17/2021	40,000	40,790
Morgan Stanley Senior Notes 2.70% due 01/22/2031	45,000	48,994
Morgan Stanley Senior Notes 3.13% due 07/27/2026	16,000	17,884
Morgan Stanley Senior Notes 3.59% due 07/22/2028	20,000	22,834
Morgan Stanley Senior Notes 4.00% due 07/23/2025	50,000	57,219
Morgan Stanley Senior Notes 4.43% due 01/23/2030	15,000	18,246
		1,494,314
Diversified Manufacturing Operations — 0.2%
General Electric Co. Senior Notes 3.63% due 05/01/2030	70,000	80,002
Trane Technologies Global Holding Co., Ltd
Company Guar. Notes
2.90% due 02/21/2021	25,000	25,079
		105,081
Drug Delivery Systems — 0.2%
Becton Dickinson & Co. Senior Notes 3.36% due 06/06/2024	80,000	86,966
E-Commerce/Products — 0.3%
Amazon.com, Inc. Senior Notes 3.80% due 12/05/2024	120,000	134,897
Electric-Distribution — 0.3%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	25,000	29,718
Commonwealth Edison Co. 1st Mtg. Bonds 4.00% due 03/01/2048	5,000	6,333
Connecticut Light & Power Co. 1st Mtg. Notes 4.00% due 04/01/2048	20,000	25,897
Oglethorpe Power Corp. 1st Mtg. Bonds 3.75% due 08/01/2050*	5,000	5,373
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048	20,000	25,396
Sempra Energy Senior Notes 3.40% due 02/01/2028	30,000	34,168

Sempra Energy Senior Notes 3.80% due 02/01/2038	10,000	11,583
Sempra Energy Senior Notes 4.00% due 02/01/2048	5,000	5,958
		144,426
Electric-Integrated — 2.1%
AES Corp. Senior Notes 3.30% due 07/15/2025*	25,000	27,250
Alabama Power Co. Senior Notes 4.15% due 08/15/2044	20,000	25,374
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	20,000	22,863
Cleco Corporate Holdings LLC Senior Notes 3.38% due 09/15/2029	20,000	20,541
Cleco Corporate Holdings LLC Senior Notes 3.74% due 05/01/2026	10,000	11,067
Dominion Energy, Inc. Senior Notes 3.38% due 04/01/2030	15,000	17,086
Dominion Energy South Carolina Inc. 1st Mtg. Bonds 5.10% due 06/01/2065	5,000	7,880
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	20,000	22,837
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	15,000	18,115
Duke Energy Progress LLC 1st Mtg. Notes 4.38% due 03/30/2044	35,000	44,959
Evergy Metro, Inc. 1st Mtg. Bonds 2.25% due 06/01/2030	5,000	5,297
Evergy, Inc. Senior Notes 2.45% due 09/15/2024	15,000	15,905
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	25,000	27,403
Exelon Corp. Senior Notes 3.95% due 06/15/2025	35,000	39,591
FirstEnergy Corp. Senior Notes 1.60% due 01/15/2026	5,000	4,887
FirstEnergy Corp. Senior Notes 2.25% due 09/01/2030	25,000	24,183
Florida Power & Light Co. 1st Mtg. Bonds 3.99% due 03/01/2049	5,000	6,506
Georgia Power Co. Senior Notes 2.10% due 07/30/2023	25,000	26,112
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	30,000	38,096
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	30,000	32,699
IPALCO Enterprises, Inc. Senior Sec. Notes 4.25% due 05/01/2030*	70,000	80,810
MidAmerican Energy Co. 1st Mtg. Notes 3.15% due 04/15/2050	25,000	28,740
MidAmerican Energy Co. 1st Mtg. Bonds 3.65% due 08/01/2048	5,000	6,113
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.25% due 06/01/2030	25,000	26,210
Pacific Gas & Electric Co. 1st Mtg. Notes 2.50% due 02/01/2031	70,000	70,256
PacifiCorp 1st Mtg. Notes 4.13% due 01/15/2049	5,000	6,429
PacifiCorp 1st Mtg. Notes 4.15% due 02/15/2050	5,000	6,523
Public Service Electric & Gas Co. 1st Mtg. Bonds 3.80% due 03/01/2046	5,000	6,141
Public Service Enterprise Group, Inc. Senior Notes 1.60% due 08/15/2030	20,000	19,720
Public Service Enterprise Group, Inc. Senior Notes 2.88% due 06/15/2024	35,000	37,678
Puget Energy, Inc. Senior Sec. Notes 3.65% due 05/15/2025	40,000	44,113
Puget Energy, Inc. Senior Sec. Notes 4.10% due 06/15/2030	30,000	33,922
Southern California Edison Co. 1st Mtg. Notes 2.85% due 08/01/2029	15,000	16,320
Southern California Edison Co. 1st Mtg. Bonds 3.65% due 02/01/2050	10,000	11,358
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047	7,000	8,222

Southern California Edison Co. 1st Mtg. Notes Class C 4.13% due 03/01/2048	5,000	5,959
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	10,590
Southern Co. Senior Notes 3.25% due 07/01/2026	30,000	33,654
Southern Co. Senior Notes 3.70% due 04/30/2030	40,000	46,319
Union Electric Co. 1st Mtg. Notes 4.00% due 04/01/2048	5,000	6,302
		944,030
Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 2.95% due 05/14/2030*	40,000	43,721
Oncor Electric Delivery Co. LLC Senior Sec. Notes 3.10% due 09/15/2049	5,000	5,702
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	10,000	13,188
		62,611
Electronic Components-Semiconductors — 0.5%
Broadcom, Inc. Company Guar. Notes 5.00% due 04/15/2030	90,000	109,405
Intel Corp. Senior Notes 3.10% due 02/15/2060	5,000	5,505
Intel Corp. Senior Notes 4.10% due 05/19/2046	20,000	25,458
Microchip Technology, Inc. Senior Sec. Notes 2.67% due 09/01/2023*	50,000	52,293
NVIDIA Corp. Senior Bonds 3.50% due 04/01/2040	30,000	36,028
		228,689
Enterprise Software/Service — 0.2%
Oracle Corp. Senior Notes 3.85% due 04/01/2060	70,000	86,080
Oracle Corp. Senior Notes 4.00% due 11/15/2047	20,000	24,698
		110,778
Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 7.25% due 09/25/2023	25,000	27,400
Finance-Credit Card — 0.1%
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	40,000	43,815
Mastercard, Inc. Senior Notes 3.35% due 03/26/2030	15,000	17,441
		61,256
Finance-Other Services — 0.4%
GTP Acquisition Partners I LLC Sec. Notes 3.48% due 06/15/2050*	160,000	171,543
Food-Confectionery — 0.1%
Mondelez International, Inc. Senior Notes 1.50% due 05/04/2025	20,000	20,685
Mondelez International, Inc. Senior Notes 1.50% due 02/04/2031	25,000	24,700
		45,385
Food-Misc./Diversified — 0.2%
Conagra Brands, Inc. Senior Notes 1.38% due 11/01/2027	35,000	35,323
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	15,000	16,787
Conagra Brands, Inc. Senior Notes 4.60% due 11/01/2025	5,000	5,890
Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048	5,000	7,135
Kellogg Co. Senior Notes 3.40% due 11/15/2027	40,000	45,240
		110,375
Funeral Services & Related Items — 0.3%
Service Corp. International Senior Notes 3.38% due 08/15/2030	50,000	52,010
Service Corp. International Senior Notes 5.13% due 06/01/2029	62,000	68,665
		120,675
Gas-Distribution — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	26,000	28,015
Eastern Energy Gas Holdings LLC Senior Notes 2.50% due 11/15/2024	30,000	32,096

NiSource, Inc. Senior Notes 3.49% due 05/15/2027	30,000	34,018
NiSource, Inc. Senior Notes 3.60% due 05/01/2030	55,000	63,644
		157,773
Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*	85,000	88,681
Independent Power Producers — 0.1%
NRG Energy, Inc. Senior Sec. Notes 2.00% due 12/02/2025*	25,000	25,924
NRG Energy, Inc. Senior Sec. Notes 2.45% due 12/02/2027*	25,000	26,321
		52,245
Insurance Brokers — 0.3%
Aon Corp. Company Guar. Notes 2.20% due 11/15/2022	30,000	31,007
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	15,000	16,637
Marsh & McLennan Cos., Inc. Senior Notes 3.88% due 03/15/2024	25,000	27,574
Marsh & McLennan Cos., Inc. Senior Notes 4.38% due 03/15/2029	15,000	18,263
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	10,000	13,460
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	20,000	21,838
		128,779
Insurance-Life/Health — 0.5%
Brighthouse Financial, Inc. Senior Notes 5.63% due 05/15/2030	110,000	135,793
Unum Group Senior Notes 4.00% due 06/15/2029	10,000	11,247
Unum Group Senior Notes 4.50% due 03/15/2025	20,000	22,653
Unum Group Senior Notes 4.50% due 12/15/2049	35,000	36,881
		206,574
Insurance-Mutual — 0.2%
Massachusetts Mutual Life Insurance Co. Sub. Notes 3.73% due 10/15/2070*	11,000	12,145
New York Life Global Funding Sec. Notes 2.00% due 01/22/2025*	45,000	47,346
New York Life Insurance Co. Sub. Notes 3.75% due 05/15/2050*	15,000	17,943
		77,434
Insurance-Property/Casualty — 0.1%
Progressive Corp. Senior Notes 3.20% due 03/26/2030	25,000	28,791
Internet Security — 0.2%
NortonLifeLock, Inc. Senior Notes 5.00% due 04/15/2025*	70,000	71,400
Machinery-General Industrial — 0.1%
Otis Worldwide Corp. Senior Notes 2.57% due 02/15/2030	40,000	42,953
Medical Instruments — 0.2%
Boston Scientific Corp. Senior Notes 1.90% due 06/01/2025	20,000	21,008
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	60,000	68,090
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2028	15,000	17,668
		106,766
Medical Products — 0.0%
Baxter International, Inc. Senior Notes 3.95% due 04/01/2030*	15,000	17,927
Medical-Biomedical/Gene — 0.5%
Amgen, Inc. Senior Notes 1.90% due 02/21/2025	10,000	10,511
Amgen, Inc. Senior Notes 2.20% due 02/21/2027	15,000	16,080
Amgen, Inc. Senior Notes 2.30% due 02/25/2031	85,000	90,660
Amgen, Inc. Senior Notes 3.15% due 02/21/2040	35,000	38,528
Amgen, Inc. Senior Notes 3.38% due 02/21/2050	20,000	22,346
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	2,000	2,081

Gilead Sciences, Inc. Senior Notes 1.65% due 10/01/2030	65,000	65,224
		245,430
Medical-Drugs — 0.7%
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	25,000	28,017
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049	35,000	43,884
AbbVie, Inc. Senior Notes 4.63% due 10/01/2042	20,000	25,395
Bristol-Myers Squibb Co. Senior Notes 0.75% due 11/13/2025	55,000	55,377
Bristol-Myers Squibb Co. Senior Notes 2.55% due 11/13/2050	30,000	30,628
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029	25,000	29,104
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	60,000	67,366
Pfizer, Inc. Senior Notes 1.70% due 05/28/2030	25,000	25,958
Pfizer, Inc. Senior Notes 2.63% due 04/01/2030	10,000	11,162
		316,891
Medical-Generic Drugs — 0.0%
Viatris, Inc., Company Guar. Notes 1.65% due 06/22/2025*	10,000	10,343
Viatris, Inc., Company Guar. Notes 2.30% due 06/22/2027*	10,000	10,646
		20,989
Medical-HMO — 0.5%
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	25,000	32,598
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	10,000	13,868
Centene Corp. Senior Notes 3.38% due 02/15/2030	30,000	31,563
Centene Corp. Senior Notes 4.63% due 12/15/2029	77,000	85,486
UnitedHealth Group, Inc. Senior Notes 2.38% due 08/15/2024	25,000	26,648
UnitedHealth Group, Inc. Senior Notes 2.88% due 08/15/2029	20,000	22,733
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	20,000	23,792
		236,688
Medical-Hospitals — 0.1%
CommonSpirit Health Senior Sec. Notes 3.35% due 10/01/2029	5,000	5,490
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	10,000	10,626
Sutter Health Notes 3.36% due 08/15/2050	15,000	16,328
		32,444
Multimedia — 0.1%
Walt Disney Co. Company Guar. Notes 2.65% due 01/13/2031	40,000	43,852
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 2.50% due 11/15/2050	10,000	10,104
Waste Management, Inc. Company Guar. Notes 4.15% due 07/15/2049	5,000	6,663
		16,767
Office Automation & Equipment — 0.1%
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.25% due 02/15/2029	59,000	60,162
Oil Companies-Exploration & Production — 0.1%
Hess Corp. Senior Notes 7.13% due 03/15/2033	3,000	3,918
Hess Corp. Senior Notes 7.30% due 08/15/2031	20,000	26,167
SM Energy Co. Senior Notes 6.13% due 11/15/2022	25,000	24,125
		54,210
Oil Companies-Integrated — 0.1%
BP Capital Markets America, Inc. Company Guar. Notes 3.63% due 04/06/2030	5,000	5,825
Exxon Mobil Corp. Senior Notes 4.23% due 03/19/2040	25,000	31,134
		36,959

Oil Refining & Marketing — 0.3%
Marathon Petroleum Corp. Senior Notes 4.70% due 05/01/2025	35,000	40,095
Phillips 66 Company Guar. Notes 2.15% due 12/15/2030	10,000	10,152
Valero Energy Corp. Senior Notes 2.15% due 09/15/2027	45,000	45,979
Valero Energy Corp. Senior Notes 4.00% due 04/01/2029	15,000	16,875
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	20,000	23,309
		136,410
Oil-Field Services — 0.0%
Halliburton Co. Senior Notes 4.85% due 11/15/2035	10,000	11,670
Pharmacy Services — 0.2%
CVS Health Corp Senior Notes 4.13% due 04/01/2040	30,000	35,989
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	35,000	47,123
		83,112
Pipelines — 0.9%
Energy Transfer Operating LP Company Guar. Notes 4.95% due 06/15/2028	15,000	17,289
Energy Transfer Operating LP Company Guar. Notes 5.15% due 03/15/2045	10,000	10,837
Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029	25,000	29,189
Energy Transfer Operating LP Company Guar. Notes 6.13% due 12/15/2045	65,000	76,784
Energy Transfer Operating LP Company Guar. Notes 6.25% due 04/15/2049	5,000	6,048
Kinder Morgan Energy Partners LP Company Guar. Notes 3.50% due 03/01/2021	35,000	35,000
MPLX LP Senior Notes 4.25% due 12/01/2027	30,000	35,225
MPLX LP Senior Notes 4.70% due 04/15/2048	20,000	23,718
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	6,083
MPLX LP Senior Notes 5.20% due 12/01/2047	5,000	6,041
ONEOK, Inc. Company Guar. Notes 3.10% due 03/15/2030	5,000	5,327
ONEOK, Inc. Company Guar. Bonds 4.45% due 09/01/2049	15,000	15,777
ONEOK, Inc. Company Guar. Notes 5.85% due 01/15/2026	15,000	17,976
ONEOK, Inc. Company Guar. Notes 6.00% due 06/15/2035	5,000	6,123
ONEOK, Inc. Company Guar. Notes 7.15% due 01/15/2051	5,000	6,905
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	30,000	33,616
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030*	30,000	35,558
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.00% due 10/01/2027	10,000	10,981
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	20,000	20,673
Williams Companies, Inc. Senior Notes 5.80% due 11/15/2043	10,000	13,049
Williams Cos., Inc. Senior Notes 6.30% due 04/15/2040	5,000	6,650
		418,849
Real Estate Investment Trusts — 1.0%
American Tower Corp. Senior Notes 1.50% due 01/31/2028	40,000	40,250
American Tower Corp. Senior Notes 2.40% due 03/15/2025	20,000	21,259
American Tower Corp. Senior Notes 2.95% due 01/15/2051	30,000	30,072
Brixmor Operating Partnership LP Senior Notes 4.05% due 07/01/2030	40,000	45,911
Equinix, Inc. Senior Notes 1.80% due 07/15/2027	5,000	5,147
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.00% due 01/15/2031	40,000	43,649

GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	25,000	28,924
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.75% due 06/01/2028	10,000	11,845
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2050*	40,000	42,586
SBA Tower Trust Mtg. Notes 3.17% due 04/09/2047*	85,000	85,685
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	70,000	74,232
VEREIT Operating Partnership LP Company Guar. Notes 2.85% due 12/15/2032	5,000	5,228
VEREIT Operating Partnership LP Company Guar. Notes 3.40% due 01/15/2028	10,000	11,039
		445,827
Rental Auto/Equipment — 0.1%
United Rentals North America, Inc. Company Guar. Notes 3.88% due 02/15/2031	30,000	31,472
Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 3.63% due 04/15/2025	40,000	44,807
Retail-Building Products — 0.3%
Home Depot, Inc. Senior Bonds 3.30% due 04/15/2040	60,000	70,716
Lowe’s Cos., Inc. Senior Notes 1.70% due 10/15/2030	65,000	65,856
Lowe’s Cos., Inc. Senior Notes 3.70% due 04/15/2046	5,000	5,929
		142,501
Retail-Pawn Shops — 0.1%
FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	30,000	30,938
Retail-Restaurants — 0.2%
McDonald’s Corp. Senior Notes 3.35% due 04/01/2023	20,000	21,305
McDonald’s Corp. Senior Notes 3.63% due 09/01/2049	30,000	35,206
McDonald’s Corp. Senior Notes 4.20% due 04/01/2050	10,000	12,856
		69,367
Schools — 0.1%
Howard University Notes 2.65% due 10/01/2028	5,000	5,077
Howard University Notes 2.80% due 10/01/2030	15,000	15,650
Howard University Notes 2.90% due 10/01/2031	10,000	10,544
Howard University Notes 3.48% due 10/01/2041	15,000	15,391
		46,662
Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 4.65% due 05/20/2035	5,000	6,688
QUALCOMM, Inc. Senior Notes 4.80% due 05/20/2045	15,000	21,342
		28,030
Steel-Producers — 0.1%
Steel Dynamics, Inc. Senior Notes 2.80% due 12/15/2024	25,000	26,877
Telephone-Integrated — 0.9%
AT&T, Inc. Senior Notes 3.50% due 02/01/2061	5,000	4,980
AT&T, Inc. Senior Notes 3.55% due 09/15/2055*	137,000	136,535
AT&T, Inc. Senior Notes 3.65% due 06/01/2051	45,000	47,119
AT&T, Inc. Senior Notes 3.80% due 12/01/2057*	5,000	5,225
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	5,000	6,067
Verizon Communications, Inc. Senior Notes 2.65% due 11/20/2040	20,000	20,195
Verizon Communications, Inc. Senior Notes 2.88% due 11/20/2050	15,000	15,114
Verizon Communications, Inc. Senior Notes 2.99% due 10/30/2056*	17,000	17,112

Verizon Communications, Inc. Senior Notes 3.00% due 11/20/2060	10,000	10,100
Verizon Communications, Inc. Senior Notes 3.15% due 03/22/2030	50,000	56,071
Verizon Communications, Inc. Senior Notes 4.00% due 03/22/2050	10,000	12,101
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	60,000	74,876
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	10,000	13,041
		418,536
Television — 0.2%
ViacomCBS, Inc. Senior Notes 4.20% due 05/19/2032	15,000	18,077
ViacomCBS, Inc. Senior Notes 4.95% due 01/15/2031	75,000	94,135
		112,212
Tobacco — 0.5%
Altria Group, Inc. Company Guar. Notes 2.35% due 05/06/2025	15,000	15,937
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	15,000	15,844
Altria Group, Inc. Company Guar. Notes 5.38% due 01/31/2044	30,000	38,343
Altria Group, Inc. Company Guar. Notes 5.80% due 02/14/2039	20,000	26,352
BAT Capital Corp. Company Guar. Notes 2.26% due 03/25/2028	50,000	51,902
BAT Capital Corp. Company Guar. Notes 2.79% due 09/06/2024	35,000	37,416
BAT Capital Corp. Company Guar. Notes 3.46% due 09/06/2029	15,000	16,362
Philip Morris International, Inc. Senior Notes 2.10% due 05/01/2030	35,000	36,503
		238,659
Transactional Software — 0.1%
Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*	50,000	51,187
Transport-Rail — 0.1%
Norfolk Southern Corp. Senior Notes 3.40% due 11/01/2049	5,000	5,704
Union Pacific Corp. Senior Notes 2.97% due 09/16/2062*	35,000	36,557
		42,261
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 3.30% due 03/15/2027	10,000	11,204
FedEx Corp. Company Guar. Notes 4.25% due 05/15/2030	25,000	30,375
		41,579
Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.70% due 11/01/2024*	35,000	37,496
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.00% due 07/15/2025*	30,000	34,021
		71,517
Water — 0.1%
American Water Capital Corp. Senior Notes 2.80% due 05/01/2030	5,000	5,519
American Water Capital Corp. Senior Notes 4.15% due 06/01/2049	15,000	19,861
		25,380
Total U.S. Corporate Bonds & Notes (cost $10,929,791)		11,860,890
FOREIGN CORPORATE BONDS & NOTES — 1.8%
Cellular Telecom — 0.1%
Vodafone Group PLC Senior Notes 6.15% due 02/27/2037	30,000	43,252
Diversified Banking Institutions — 0.2%
JPMorgan Chase & Co. Senior Notes 3.96% due 01/29/2027	55,000	63,200
JPMorgan Chase & Co. Senior Notes 4.02% due 12/05/2024	10,000	11,016
		74,216
Diversified Manufacturing Operations — 0.0%
Trane Technologies Luxembourg Finance SA Company Guar. Notes 4.50% due 03/21/2049	5,000	6,518

Electronic Components-Misc. — 0.1%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*		30,000	33,375
Electronic Components-Semiconductors — 0.0%
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 4.30% due 06/18/2029*		10,000	11,918
Medical-Biomedical/Gene — 0.1%
Royalty Pharma PLC Company Guar. Notes 1.75% due 09/02/2027*		5,000	5,145
Royalty Pharma PLC Company Guar. Notes 2.20% due 09/02/2030*		30,000	30,807
Royalty Pharma PLC Company Guar. Notes 3.30% due 09/02/2040*		15,000	15,772
Royalty Pharma PLC Company Guar. Notes 3.55% due 09/02/2050*		20,000	21,309
			73,033
Medical-Drugs — 0.2%
Bausch Health Cos., Inc. Senior Sec. Notes 5.75% due 08/15/2027*		30,000	32,175
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021		14,000	14,183
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026		55,000	52,869
			99,227
Metal-Iron — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 3.75% due 07/08/2030		55,000	61,188
Oil Companies-Integrated — 0.2%
Equinor ASA Company Guar. Notes 1.75% due 01/22/2026		20,000	21,010
Equinor ASA Company Guar. Notes 3.63% due 04/06/2040		25,000	29,952
Equinor ASA Company Guar. Bonds 3.70% due 04/06/2050		15,000	18,077
YPF SA Senior Notes 16.50% due 05/09/2022*	ARS	1,676,987	8,308
			77,347
Pipelines — 0.2%
TransCanada PipeLines, Ltd. Senior Notes 4.10% due 04/15/2030		50,000	59,142
TransCanada PipeLines, Ltd. Senior Notes 4.63% due 03/01/2034		15,000	18,330
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038		5,000	6,255
			83,727
Retail-Convenience Store — 0.0%
Alimentation Couche-Tard, Inc. Senior Notes 2.95% due 01/25/2030*		5,000	5,464
Alimentation Couche-Tard, Inc. Senior Notes 3.80% due 01/25/2050*		10,000	11,848
			17,312
Semiconductor Components-Integrated Circuits — 0.2%
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*		55,000	62,036
NXP BV/NXP Funding LLC Company Guar. Notes 5.35% due 03/01/2026*		15,000	18,071
NXP BV/NXP Funding LLC Company Guar. Notes 5.55% due 12/01/2028*		10,000	12,742
			92,849
SupraNational Banks — 0.1%
Inter-American Development Bank Senior Notes
7.25% due 06/10/2021	MXN	780,000	39,451
Telephone-Integrated — 0.1%
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036		30,000	44,748
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 1.67% due 03/25/2026		35,000	35,827
Wireless Equipment — 0.1%
Nokia Oyi Senior Notes 4.38% due 06/12/2027		15,000	16,359
Nokia Oyj Senior Notes 6.63% due 05/15/2039		20,000	25,546
			41,905
Total Foreign Corporate Bonds & Notes (cost $855,445)			835,893

MUNICIPAL BONDS & NOTES — 1.8%
Chicago Transit Authority Revenue Bonds 3.91% due 12/01/2040	10,000	11,253
Chicago Board of Education General Obligation Bonds 6.04% due 12/01/2029	5,000	5,302
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	15,000	15,815
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	30,000	32,115
County of Riverside, CA Revenue Bonds 2.96% due 02/15/2027	80,000	85,155
County of Riverside, CA Revenue Bonds 3.07% due 02/15/2028	80,000	85,583
Florida State Board of Administration Finance Corp Revenue Bonds Series A 1.26% due 07/01/2025	70,000	71,604
Metropolitan Transportation Authority Revenue Bonds 4.75% due 11/15/2045	35,000	41,022
Metropolitan Transportation Authority Revenue Bonds Series C2 5.18% due 11/15/2049	95,000	111,318
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	29,000	44,102
New York Transportation Development Corp. Revenue Bonds 4.25% due 09/01/2035	100,000	110,927
Philadelphia Authority for Industrial Development Revenue Bonds Series C 6.55% due 10/15/2028	95,000	122,366
State of Connecticut General Obligation Bonds 3.00% due 07/01/2021	5,000	5,067
State of Illinois General Obligation Bonds 4.95% due 06/01/2023	49,636	50,861
State of Illinois General Obligation Bonds 5.00% due 01/01/2023	10,000	10,360
State of Illinois General Obligation Bonds 5.56% due 02/01/2021	10,000	10,023
State of Illinois General Obligation Bonds 5.95% due 04/01/2022	20,000	21,172
Total Municipal Bonds & Notes (cost $766,192)		834,045
U.S. GOVERNMENT AGENCIES — 33.5%
Federal Home Loan Mtg. Corp. — 1.4%
2.50% due 01/01/2028	3,436	3,617
2.50% due 04/01/2028	7,485	7,914
3.00% due 08/01/2027	3,288	3,454
3.00% due 10/01/2042	12,200	13,346
3.00% due 11/01/2042	4,426	4,724
3.00% due 02/01/2043	18,080	19,275
3.00% due 08/01/2043	40,266	43,939
3.50% due 02/01/2042	3,036	3,257
3.50% due 03/01/2042	2,599	2,827
3.50% due 09/01/2043	12,383	13,409
4.00% due 03/01/2023	6	6
4.00% due 10/01/2043	7,089	7,816
4.50% due 01/01/2039	423	475
5.00% due 07/01/2021	249	261
5.00% due 05/01/2034	3,880	4,359
5.50% due 07/01/2034	4,180	4,859
5.50% due 07/01/2035	3,794	4,461
5.50% due 04/01/2037	1,331	1,566
5.50% due 05/01/2037	1,315	1,546
5.50% due 08/01/2037	7,345	8,638
6.50% due 05/01/2029	1,284	1,439
Federal Home Loan Mtg. Corp. FRS 2.36% 6 ML+1.49%) due 02/01/2037	539	557
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K1510, Class X1 0.48% due 01/25/2034(5)(7)(8)	204,772	10,352
Series K064, Class X1 0.74% due 03/25/2027(5)(7)(8)	373,602	12,570
Series K122, Class X1 0.88% due 11/25/2030(5)(7)(8)	100,000	7,447
Series K121, Class X1 1.03% due 10/25/2030(5)(7)(8)	119,000	10,076
Series K114, Class X1 1.12% due 06/25/2030(5)(7)(8)	214,897	19,738
Series K104, Class X1 1.13% due 01/25/2030(5)(7)(8)	184,783	16,223
Series K111, Class X1 1.68% due 05/25/2030(5)(7)(8)	99,918	12,606
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K068, Class A2 3.24% due 08/25/2027(8)	82,000	94,078

Federal Home Loan Mtg. Corp. SCRT Series 2019-3, Class MV 3.50% due 10/25/2058(4)	18,985	21,188
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2018-HRP1, Class M2 1.80% (1 ML+1.65%) due 04/25/2043*(4)	12,638	12,431
Series 2019-HQA3, Class M2 2.00% (1 ML + 1.85%) due 09/25/2049*(4)	24,823	24,508
Series 2019-DNA3, Class M2 2.20% (1 ML + 2.05%) due 07/25/2049*(4)	35,785	35,585
Series 2019-HQA1, Class M2 2.50% (1 ML + 2.35%) due 02/25/2049*(4)	65,153	64,987
Series 2019-DNA2, Class M2 2.60% (1 ML+2.45%) due 03/25/2049*(4)	41,802	41,695
Federal Home Loan Mtg. Corp., REMIC
Series 4216, Class KQ 1.70% due 10/15/2039(4)	25,664	26,031
Series 3964, Class MD 2.00% due 01/15/2041(4)	432	442
Series 4961, Class JB 2.50% due 12/15/2042(4)	46,539	48,551
Series 3883, Class PB 3.00% due 05/15/2041(4)	15,409	16,658
Series 1577, Class PK 6.50% due 09/15/2023(4)	1,317	1,385
Series 1226, Class Z 7.75% due 03/15/2022(4)	86	88
		628,384
Federal National Mtg. Assoc. — 4.2%
2.50% due 02/01/2043	96,351	103,048
2.50% due 03/01/2043	95,272	101,970
2.66% due 03/01/2027	207,254	227,159
2.78% due 03/01/2027	72,313	79,722
3.00% due 01/01/2028	6,214	6,533
4.50% due 01/01/2039	1,227	1,377
4.50% due 06/01/2039	17,543	19,082
4.50% due 05/01/2041	3,940	4,427
5.00% due 07/01/2040	11,745	13,507
5.50% due 03/01/2021	73	73
5.50% due 04/01/2021	417	418
5.50% due 06/01/2021	3,403	3,417
5.50% due 10/01/2021	2,375	2,395
5.50% due 12/01/2021	3,871	3,894
5.50% due 06/01/2022	15,370	15,638
5.50% due 12/01/2029	735	822
5.50% due 05/01/2034	1,800	2,037
5.50% due 08/01/2037	5,214	6,130
5.50% due 06/01/2038	380	447
6.00% due 06/01/2026	6,010	6,749
6.00% due 03/01/2027	8,451	9,489
6.00% due 12/01/2033	1,129	1,350
6.00% due 05/01/2034	4,456	5,356
6.00% due 08/01/2034	339	407
6.00% due 06/01/2040	2,306	2,725
6.50% due 11/01/2035	2,105	2,491
6.50% due 10/01/2037	708	797
7.00% due 06/01/2037	7,716	9,010
Fannie Mae Connecticut Avenue Securities FRS Series 2019-R04, Class 2M2 2.25% (1 ML +2.10%) due 06/25/2039*(4)	32,980	32,906
Series 2017-C01, Class 1M2 3.70% (1 ML+3.55%) due 07/25/2029(4)	24,501	25,212
Series 2016-C07, Class 2M2 4.50% (1 ML+4.35%) due 05/25/2029(4)	39,080	40,716
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2019-HRP1, Class M2 2.30% (1 ML+2.15%) due 11/25/2039*(4)	21,255	20,930
Series 2019-R03, Class 1M2 2.30% (1 ML+2.15%) due 09/25/2031*(4)	20,366	20,341
Federal National Mtg. Assoc. FRS 2.33% (12 ML+1.82%) due 10/01/2040	1,107	1,155
2.82% (12 ML+1.57%) due 05/01/2037	895	931
Federal National Mtg. Assoc. REMIC
Series 2013-43, Class XP 1.50% due 08/25/2041(4)	30,359	30,924
Series 2012-128, Class PD 1.50% due 06/25/2042(4)	45,404	46,251
Series 2013-77, Class BP 1.70% due 06/25/2043(4)	24,636	25,015
Series 2011-117, Class MA 2.00% due 08/25/2040(4)	2,727	2,783
Series 2012-21, Class PQ 2.00% due 09/25/2041(4)	11,994	12,351
Series 2012-18, Class GA 2.00% due 12/25/2041(4)	23,590	24,371
Series 2012-75, Class KC 2.50% due 12/25/2041(4)	23,770	24,520
Series 2016-11, Class GA 2.50% due 03/25/2046(4)	24,440	25,662
Series 2019-54, Class KC 2.50% due 09/25/2049(4)	73,831	77,616
Series 2019-41, Class AC 2.50% due 03/25/2053(4)	39,532	40,873
Series 2016-38, Class NA 3.00% due 01/25/2046(4)	10,531	11,280
Series 2015-48, Class QB 3.00% due 02/25/2043(4)	34,231	35,527
Series 2017-34, Class JK 3.00% due 05/25/2047(4)	17,073	17,679

Series 2017-72, Class B 3.00% due 09/25/2047(4)	31,041	33,277
Series 2017-72, Class CD 3.00% due 09/25/2047(4)	30,953	33,249
Series 2019-45, Class PT 3.00% due 08/25/2049(4)	47,727	51,384
Series 2017-96, Class PA 3.00% due 12/25/2054(4)	42,482	44,632
Series 2012-52, Class PA 3.50% due 05/25/2042(4)	14,673	15,910
Series 2017-26, Class CG 3.50% due 07/25/2044(4)	32,190	33,749
Series 2018-38, Class PC 3.50% due 03/25/2045(4)	21,018	21,519
Series 2018-80, Class GD 3.50% due 12/25/2047(4)	29,212	30,851
Series 2018-23, Class LA 3.50% due 04/25/2048(4)	32,362	35,129
Series 2019-7, Class JA 3.50% due 03/25/2049(4)	34,193	36,824
Series 2019-14, Class CA 3.50% due 04/25/2049(4)	37,554	40,966
Series 2017-35, Class AH 3.50% due 04/25/2053(4)	33,780	34,896
Series 2017-84, Class KA 3.50% due 04/25/2053(4)	22,745	23,448
Series 2019-15, Class AB 3.50% due 05/25/2053(4)	38,111	40,138
Series 2018-72, Class BA 3.50% due 07/25/2054(4)	45,701	48,067
Series 2018-19, Class DC 3.50% due 05/25/2056(4)	19,444	20,394
Series 2018-70, Class HA 3.50% due 10/25/2056(4)	33,468	35,805
Series 2019-7, Class CA 3.50% due 11/25/2057(4)	33,161	35,874
Series 2019-12, Class HA 3.50% due 11/25/2057(4)	37,819	40,730
Series 2019-28, Class JA 3.50% due 06/25/2059(4)	34,186	38,014
Series 2017-49, Class JA 4.00% due 07/25/2053(4)	27,524	28,826
Series 415, Class A3 STRIP 3.00% due 11/25/2042(4)	35,064	37,517
		1,908,712
Government National Mtg. Assoc. — 9.9%
2.00% due 01/21/2051	625,000	653,589
2.50% due January 30 TBA	325,000	344,043
3.00% due January 30 TBA	1,000,000	1,045,703
3.50% due January 30 TBA	1,035,000	1,096,938
4.00% due 10/15/2040	16,750	18,351
4.00% due 02/15/2041	8,057	8,803
4.00% due 09/15/2041	8,317	9,041
4.00% due 10/15/2041	3,446	3,664
4.00% due January 30 TBA	650,000	693,012
4.50% due 06/15/2041	69,396	77,253
5.00% due 01/15/2033	792	884
5.00% due 01/15/2040	37,903	43,435
5.00% due January 30 TBA	300,000	330,422
5.50% due 04/15/2036	38,005	42,245
6.50% due 07/15/2028	38,780	43,071
6.50% due 08/15/2028	2,776	3,083
6.50% due 09/15/2028	4,868	5,493
6.50% due 11/15/2028	7,630	8,474
7.00% due 01/15/2033	3,286	3,868
7.00% due 05/15/2033	4,772	5,594
7.00% due 11/15/2033	2,075	2,441
Series 2005-74, Class HA 7.50% due 09/16/2035(4)	69	74
Series 2005-74, Class HB 7.50% due 09/16/2035(4)	1,280	1,434
Series 2005-74, Class HC 7.50% due 09/16/2035(4)	1,070	1,233
8.00% due 02/15/2030	1,065	1,120
9.00% due 11/15/2021	15	15
Government National Mtg. Assoc., REMIC
Series 2015-56, Class LB 1.50% due 04/16/2040(4)	36,417	36,771
Series 2015-151, Class BA 1.70% due 10/20/2045(4)	22,010	22,272
Series 2013-37, Class LG 2.00% due 01/20/2042(4)	30,339	31,146
		4,533,472
Uniform Mtg. Backed Securities — 18.0%
1.50% due January 15 TBA	550,000	565,898
2.00% due January 15 TBA	1,000,000	1,045,469
2.00% due January 30 TBA	900,000	934,910
2.00% due February 30 TBA	1,475,000	1,529,628
2.50% due January 30 TBA	425,000	448,010
3.00% due January 30 TBA	1,125,000	1,178,701
3.50% due January 30 TBA	725,000	766,348
4.00% due January 30 TBA	640,000	683,500
4.50 % due January 30 TBA	225,000	243,844
4.50% due February 30 TBA	200,000	216,746
5.50% due January 30 TBA	200,000	223,437
6.00% due January 30 TBA	300,000	337,078
		8,173,569
Total U.S. Government Agencies (cost $15,042,479)		15,244,137

U.S. GOVERNMENT TREASURIES — 15.3%
United States Treasury Bonds — 9.6%
1.00% due 02/15/2048 TIPS(10)		63,355	88,158
1.25% due 05/15/2050		223,000	202,303
1.38% due 08/15/2050		155,000	145,167
1.63% due 11/15/2050		185,000	184,306
2.25% due 08/15/2046		115,000	131,271
2.50% due 02/15/2045(12)		150,000	178,881
2.88% due 08/15/2045		190,000	241,738
3.00% due 05/15/2045(13)		370,000	480,060
3.00% due 11/15/2045		202,000	262,876
3.38% due 05/15/2044		1,185,000	1,620,534
3.63% due 08/15/2043		105,000	148,288
3.63% due 02/15/2044		105,000	148,686
3.75% due 11/15/2043		105,000	151,134
5.00% due 05/15/2037		256,000	401,230
			4,384,632
United States Treasury Notes — 5.7%
0.38% due 01/15/2027 TIPS(10)		194,027	216,505
0.50% due 01/15/2028 TIPS(10)		10,556	11,968
0.63% due 01/15/2026		197,251	220,164
0.63% due 05/15/2030		1,300,000	1,270,953
0.63% due 08/15/2030		150,000	146,250
0.75% due 07/15/2028		46,679	54,285
0.88% due 01/15/2029		257,805	302,948
2.75% due 08/31/2025		325,000	361,359
			2,584,432
Total U.S. Government Treasuries (cost $6,223,944)			6,969,064
FOREIGN GOVERNMENT OBLIGATIONS — 1.3%
Sovereign — 1.3%
Commonwealth of Australia Senior Notes 1.75% due 06/21/2051	AUD	65,000	47,684
Dominican Republic Senior Notes 6.40% due 06/05/2049*		150,000	175,876
Government of Israel Bonds 3.75% due 03/31/2047	ILS	225,000	99,797
Government of Romania Bonds 2.63% due 12/02/2040*	EUR	60,000	77,975
Government of Romania Senior Notes 4.63% due 04/03/2049	EUR	52,000	85,684
Republic of Hungary Senior Bonds 6.38% due 03/29/2021		16,000	16,217
Republic of Peru Senior Notes 2.39% due 01/23/2026		10,000	10,665
United Mexican States Senior Bonds 4.75% due 03/08/2044		60,000	71,251
Total Foreign Government Obligations (cost $527,794)			585,149
OPTIONS - PURCHASED†(11) — 0.0%
Over the Counter Call Options on Currency Contracts (cost $38,640)		7,125,666	5,890
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†		10,000	112
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)		9,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)		11,000	1
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(1)		8,000	1
Total Escrows And Litigation Trusts (cost $0)			115
Total Long-Term Investment Securities (cost $47,099,342)			51,616,438

SHORT-TERM INVESTMENT SECURITIES — 2.4%
Foreign Government Obligations — 1.6%
Government of Japan Disc. Notes
(0.09%) due 03/15/2021	JPY	74,550,000	722,144
Registered Investment Companies — 0.8%
State Street Institutional Treasury Money Market Fund, Premier Class 0.01%(14)		374,252	374,252
Total Short-Term Investment Securities (cost $1,090,002)			1,096,396
REPURCHASE AGREEMENTS — 11.3%
Bank of America Securities LLC Joint Repurchase Agreement(15)		1,110,000	1,110,000
Barclays Capital, Inc. Joint Repurchase Agreement(15)		880,000	880,000

BNP Paribas SA Joint Repurchase Agreement(15)	880,000	880,000
Deutsche Bank AG Joint Repurchase Agreement(15)	1,130,000	1,130,000
RBS Securities, Inc. Joint Repurchase Agreement(15)	1,125,000	1,125,000
Total Repurchase Agreements (cost $5,125,000)		5,125,000
TOTAL INVESTMENTS (cost $53,314,344)	127.2%	57,837,834
Liabilities in excess of other assets	(27.2)	(12,364,981)
NET ASSETS	100.0%	$45,472,853

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2020, the aggregate value of these securities was $8,286,050 representing 18.2% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2020, the Portfolio held the following restricted securities:

	Acquistion		Acquistion		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets

Common Stocks
ION Media Networks, Inc.	03/05/2014	4	$0	$3,439	$859.78	0.01%

(3)	Perpetual maturity - maturity date reflects the next call date.
(4)	Collateralized Mortgage Obligation
(5)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(6)	Collateralized Loan Obligation
(7)	Interest Only
(8)	Commercial Mortgage Backed Security
(9)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of December 31, 2020.
(10)	Principal amount of security is adjusted for inflation.

(11)	Options — Purchased

Over the Counter Call Options on Currency Contracts

Issue	Counterparty	Expiration Month	Strike Price		Notional Amount(000’s)	Premiums Paid	Value at December 31, 2020	Unrealized Appreciation (Depreciation)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.9945 CNY per $1 USD	BNP Paribas SA	September 2021	CNY	7.99	$1,284	$7,778	$1,291	$(6,487)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.6410 CNY per $1 USD	BNP Paribas SA	November 2021	CNY	7.64	1,352	7,342	3,882	(3,460)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 8.0600 CNY per $1 USD	NatWest Markets PLC	July 2021	CNY	8.06	1,448	7,680	667	(7,013)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.7455 CNY per $1 USD	NatWest Markets PLC	January 2021	CNY	7.75	1,678	7,326	2	(7,324)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 8.4845 CNY per $1 USD	NatWest Markets PLC	May 2021	CNY	8.49	1,364	8,514	48	(8,466)
						$38,640	$5,890	$(32,750)

CNY	— Chinese Yuan
USD	— United States Dollar
(12)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(13)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(14)	The rate shown is the 7-day yield as of December 31, 2020.
(15)	See Note 2 for details of Joint Repurchase Agreements.
(16)	Denominated in United States dollars unless otherwise indicated.
ARS	— Argentine Peso
AUD	— Australian Dollar
CLO	— Collateralized Loan Obligation
DAC	— Designated Activity Company
EUR	— Euro Currency
JPY	— Japanese Yen
ILS	— Israeli Shekel
MXN	— Mexican Peso
REMIC	— Real Estate Mortgage Investment Conduit
SCRT	— Seasoned Credit Risk Transfer Trust
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML	— 1 Month USD LIBOR
3 ML	— 3 Month USD LIBOR
6 ML	— 6 Month USD LIBOR
12 ML	— 12 Month USD LIBOR
1 Yr USTYCR	— 1 Year US Treasury Yield Curve Rate

Futures Contracts
Number of			Expiration	Notional	Notional	Unrealized
Contracts	Type	Description	Month	Basis*	Value*	Appreciation
31	Long	U.S. Treasury 10 Year Notes	March 2021	$4,275,564	$4,280,422	$4,858
13	Short	U.S. Treasury 10 Year Ultra Bonds	March 2021	2,038,969	2,032,672	6,297
8	Long	U.S. Treasury 2 Year Notes	March 2021	1,767,757	1,767,812	55
7	Short	U.S. Treasury Long Bonds	March 2021	1,219,273	1,212,312	6,961
3	Short	U.S. Treasury Ultra Bonds	March 2021	646,205	640,688	5,517
						$23,688

						Unrealized
						(Depreciation)
1	Short	Long GILT	March 2021	$184,334	$185,688	$(1,354)
8	Short	U.S. Treasury 5 Year Notes	March 2021	1,006,992	1,009,312	(2,320)
						$(3,674)
	Net Unrealized Appreciation (Depreciation)					$20,014

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America N.A.	AUD	64,000	USD	48,010	03/17/2021	$—	$(1,360)
Barklays Bank PLC	ILS	320,000	USD	98,439	03/17/2021	—	(1,269)
BNP Pairbas SA	EUR	121,000	USD	147,158	03/17/2021	—	(902)
Goldman Sachs International	MXN	780,000	USD	38,431	06/10/2021	—	(69)
JPMorgan Chase Bank	JPY	74,550,000	USD	718,745	03/15/2021	—	(3,831)
Unrealized Appreciation (Depreciation)						$—	$(7,431)

AUD	— Australian Dollar
ISL	— Israeli Shekel
EUR	— Euro Currency
JPY	— Japanese Yen
MXN	— Mexican Peso
USD	— United States Dollar

Centrally Cleared Interest Rate Swap Contracts
			Rates Exchanged		Value
Notional Amount (000’s)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	335	09/29/2026	1 Year USD Federal Funds - H.15-OIS-Compound/Annually	1.00%/Annually	$5,833	$(32,866)

OIS - Overnight Index Swap

USD - United States Dollar

Over the Counter Interest Rate Swap Contracts
				Rates Exchanged		Value
Counterparty	Notional Amount (000’s)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	CNY	1,520	12/16/2025	7 DAY-CNRR/Quarterly	2.74%/Quarterly	$—	$1,039
Bank of America, N.A.	KRW	106,825	12/16/2030	3 Month-KWCDC/Quarterly	1.20%/Quarterly	119	(746)
Bank of America, N.A.	KRW	108,235	12/16/2030	3 Month-KWCDC/Quarterly	1.20%/Quarterly	264	(900)
						$383	$(607)

CNY - Chinese Yuan

CNRR - China Interbank Repo Rate

KRW - South Korean Won

KWCDC - South Korean Won Certificate of Deposit

The following is a summary of the inputs used to value the Portfolio’s net assets as December 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$—	$—		$3,439	$3,439
Other Industries	6,888,739	102,384	**	—	6,991,123
Preferred Securities/Capital Securities	—	300,403		—	300,403
Asset Backed Securities	—	7,986,290		—	7,986,290
U.S. Corporate Bonds & Notes	—	11,860,890		—	11,860,890
Foreign Corporate Bonds & Notes	—	835,893		—	835,893
Municipal Bond & Notes	—	834,045		—	834,045
U.S. Government Agencies	—	15,244,137		—	15,244,137
U.S. Government Treasuries	—	6,969,064		—	6,969,064
Foreign Government Obligations	—	585,149		—	585,149
Options - Purchased	—	5,890		—	5,890
Escrows and Litigation Trusts	—	112		3	115
Short-Term Investment Securities:	374,252	722,144		—	1,096,396
Repurchase Agreements	—	5,125,000		—	5,125,000
Total Investments at Value	$7,262,991	$50,571,401		$3,442	$57,837,834

Other Financial Instruments:†
Futures Contracts	$23,688	$—		—	$23,688
Over the Counter Interest Rate Swap Contracts	—	1,039		—	1,039
Total Other Financial Instruments	$23,688	$1,039		$—	$24,727

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$3,674	$—		$—	$3,674
Forward Foreign Currency Contracts	—	7,431		—	7,431
Centrally Cleared Interest Rate Swap Contracts	—	32,866		—	32,866
Over the Counter Interest Rate Swap Contracts	—	1,646		—	1,646
Total Other Financial Instruments	$3,674	$41,943		$—	$45,617

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see note 1).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

Portfolio of Investments — December 31, 2020 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 75.1%
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc.†	527	$870
Aerospace/Defense — 1.1%
Lockheed Martin Corp.	4,934	1,751,471
Northrop Grumman Corp.	1,037	315,995
Teledyne Technologies, Inc.†	518	203,046
		2,270,512
Aerospace/Defense-Equipment — 0.0%
Airbus SE†	312	34,273
Airlines — 0.2%
Copa Holdings SA, Class A	1,866	144,111
Delta Air Lines, Inc.	5,112	205,554
		349,665
Airport Development/Maintenance — 0.1%
Aena SME SA†*	638	111,406
Apparel Manufacturers — 0.2%
Hermes International	313	336,586
Kering SA	249	181,023
		517,609
Applications Software — 3.8%
BigCommerce Holdings, Inc., Series 1†	6,174	396,062
Intuit, Inc.	5,382	2,044,353
Microsoft Corp.	18,800	4,181,496
ServiceNow, Inc.†	2,531	1,393,138
		8,015,049
Audio/Video Products — 0.2%
Sony Corp.	4,000	402,175
Auto-Cars/Light Trucks — 0.7%
Ferrari NV	118	27,287
Fiat Chrysler Automobiles NV†	17,577	314,311
Ford Motor Co.	56,408	495,826
Peugeot SA†	11,151	305,171
Porsche Automobil Holding SE (Preference Shares)	2,023	139,445
Volkswagen AG (Preference Shares)	697	129,858
		1,411,898
Auto-Heavy Duty Trucks — 0.5%
Cummins, Inc.	3,611	820,058
Volvo AB, Class B†	13,105	308,391
		1,128,449
Auto/Truck Parts & Equipment-Original — 0.3%
Allison Transmission Holdings, Inc.	3,953	170,493
Faurecia SE†	2,196	112,581
Gentex Corp.	4,771	161,880
Koito Manufacturing Co., Ltd.	1,700	115,623
Stanley Electric Co., Ltd.	2,200	70,994
		631,571
Banks-Commercial — 1.1%
Banco Bilbao Vizcaya Argentaria SA	52,238	256,075
Bank Leumi Le-Israel BM	20,959	123,710
Bank Tabungan Pensiunan Nasional Syariah Tbk PT	194,700	52,049
BOC Hong Kong Holdings, Ltd.	27,500	83,573
DBS Group Holdings, Ltd.	11,300	213,738
DNB ASA†	3,317	65,308
HDFC Bank, Ltd.†	14,379	283,661
ICICI Bank, Ltd.†	22,305	163,410
Israel Discount Bank, Ltd., Class A	20,175	77,834
Itau Unibanco Holding SA (Preference Shares)	46,000	278,848
Popular, Inc.	1,635	92,083
Sberbank of Russia PJSC ADR	15,986	230,452
Skandinaviska Enskilda Banken AB, Class A†	21,383	219,506
Sumitomo Mitsui Trust Holdings, Inc.	3,700	114,728
Swedbank AB, Class A†	8,010	140,832
		2,395,807
Beverages-Non-alcoholic — 1.4%
Coca-Cola Co.	24,506	1,343,909
Coca-Cola European Partners PLC	1,400	69,762
Coca-Cola HBC AG	3,405	110,745
PepsiCo, Inc.	8,869	1,315,273
		2,839,689
Brewery — 0.2%
Carlsberg A/S, Class B	1,611	258,273
Constellation Brands, Inc., Class A	966	211,602
		469,875
Broadcast Services/Program — 0.1%
Discovery, Inc., Class A†	5,060	152,255
Building & Construction Products-Misc. — 0.1%
Cie de Saint-Gobain†	5,317	243,801
Building & Construction-Misc. — 0.1%
Eiffage SA†	1,145	110,680
Obayashi Corp.	7,500	64,971
		175,651
Building Products-Air & Heating — 0.4%
Daikin Industries, Ltd.	1,200	267,260
Johnson Controls International PLC	11,071	515,798
		783,058
Building Products-Cement — 0.2%
CRH PLC	4,537	191,789
LafargeHolcim, Ltd.	3,977	218,247
		410,036
Building-Heavy Construction — 0.0%
ACS Actividades de Construccion y Servicios SA†	1,737	57,670
Building-Residential/Commercial — 0.5%
Berkeley Group Holdings PLC	1,267	82,242
Daiwa House Industry Co., Ltd.	6,100	182,083
Lennar Corp., Class A	5,988	456,465
Persimmon PLC	1,861	70,492
PulteGroup, Inc.	1,963	84,645
Taylor Wimpey PLC†	38,106	86,634
		962,561
Cable/Satellite TV — 0.8%
Charter Communications, Inc., Class A†	725	479,624
Comcast Corp., Class A	22,667	1,187,751
		1,667,375
Casino Hotels — 0.1%
Galaxy Entertainment Group, Ltd.	8,000	62,225

Wynn Macau, Ltd.†	60,000	100,881
		163,106
Cellular Telecom — 0.0%
Hikari Tsushin, Inc.	100	23,382
MTN Group, Ltd.	12,879	52,808
		76,190
Chemicals-Diversified — 0.7%
Celanese Corp.	947	123,053
Covestro AG*	4,220	260,301
DuPont de Nemours, Inc.	3,326	236,512
Eastman Chemical Co.	3,351	336,038
ICL Group, Ltd.	12,780	65,229
Koninklijke DSM NV	497	85,616
Nitto Denko Corp.	1,400	125,711
PPG Industries, Inc.	1,160	167,295
		1,399,755
Chemicals-Specialty — 0.2%
Ashland Global Holdings, Inc.	1,568	124,186
Chemours Co.	4,128	102,333
NewMarket Corp.	141	56,159
Shin-Etsu Chemical Co., Ltd.	1,200	210,076
		492,754
Coatings/Paint — 0.2%
Asian Paints, Ltd.	2,850	107,906
Axalta Coating Systems, Ltd.†	6,253	178,523
Sherwin-Williams Co.	93	68,347
		354,776
Commercial Services — 0.3%
Cintas Corp.	402	142,091
Quanta Services, Inc.	5,725	412,314
		554,405
Commercial Services-Finance — 0.1%
Moody's Corp.	651	188,946
TransUnion	646	64,096
		253,042
Computer Aided Design — 1.4%
Autodesk, Inc.†	4,602	1,405,175
Cadence Design Systems, Inc.†	5,167	704,934
Synopsys, Inc.†	2,819	730,797
		2,840,906
Computer Data Security — 0.4%
Check Point Software Technologies, Ltd.†	400	53,164
Fortinet, Inc.†	5,560	825,827
		878,991
Computer Services — 1.1%
Amdocs, Ltd.	3,458	245,276
CACI International, Inc., Class A†	568	141,619
Capgemini SE	549	85,134
Cognizant Technology Solutions Corp., Class A	7,931	649,945
Fujitsu, Ltd.	900	130,287
International Business Machines Corp.	904	113,796
Itochu Techno-Solutions Corp.	3,500	124,611
Leidos Holdings, Inc.	4,564	479,768
Nomura Research Institute, Ltd.	7,200	257,264
Tata Consultancy Services, Ltd.	4,304	169,033
		2,396,733
Computers — 4.0%
Apple, Inc.	62,944	8,352,039
Computers-Periphery Equipment — 0.1%
Logitech International SA	1,478	143,349
Consulting Services — 0.2%
Booz Allen Hamilton Holding Corp.	4,316	376,269
Consumer Products-Misc. — 0.1%
Spectrum Brands Holdings, Inc.	1,350	106,623
Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.†	2,151	215,530
Silgan Holdings, Inc.	2,569	95,259
		310,789
Containers-Paper/Plastic — 0.2%
AptarGroup, Inc.	1,429	195,616
Berry Global Group, Inc.†	3,798	213,409
		409,025
Cosmetics & Toiletries — 1.4%
L'Oreal SA	1,021	387,936
Procter & Gamble Co.	17,489	2,433,419
Unilever PLC	1,508	90,778
		2,912,133
Data Processing/Management — 0.6%
DocuSign, Inc.†	3,640	809,172
Fair Isaac Corp.†	787	402,188
		1,211,360
Diagnostic Equipment — 0.3%
10X Genomics, Inc., Class A†	1,067	151,087
Thermo Fisher Scientific, Inc.	839	390,790
		541,877
Distribution/Wholesale — 0.1%
Ferguson PLC	2,604	316,675
Diversified Banking Institutions — 3.0%
Citigroup, Inc.	27,441	1,692,012
Credit Agricole SA†	15,415	194,651
Goldman Sachs Group, Inc.	1,852	488,391
JPMorgan Chase & Co.	22,162	2,816,126
Morgan Stanley	13,293	910,969
Sumitomo Mitsui Financial Group, Inc.	8,800	272,299
		6,374,448
Diversified Financial Services — 0.1%
Hana Financial Group, Inc.	4,972	158,098
Diversified Minerals — 0.1%
BHP Group PLC	5,912	155,804
BHP Group, Ltd.	2,887	94,055
		249,859
Diversified Operations — 0.0%
CK Hutchison Holdings, Ltd.	13,500	94,273

Diversified Operations/Commercial Services — 0.1%
Brambles, Ltd.	16,107	131,961
E-Commerce/Products — 4.2%
Alibaba Group Holding, Ltd.†	29,400	858,998
Amazon.com, Inc.†	1,761	5,735,454
eBay, Inc.	30,976	1,556,544
JD.com, Inc. ADR†	3,297	289,806
Meituan, Class B†	8,200	313,620
		8,754,422
E-Commerce/Services — 0.1%
Auto Trader Group PLC*	8,243	67,227
MercadoLibre, Inc.†	64	107,214
		174,441
Electric Products-Misc. — 0.3%
AMETEK, Inc.	3,041	367,779
Brother Industries, Ltd.	3,600	74,317
Legrand SA	3,106	277,220
		719,316
Electric-Distribution — 0.0%
E.ON SE	7,097	78,599
Electric-Integrated — 1.8%
AES Corp.	3,581	84,153
AGL Energy, Ltd.	11,872	109,466
American Electric Power Co., Inc.	8,523	709,710
Cia Paranaense de Energia, Class B (Preference Shares)	6,480	92,471
CLP Holdings, Ltd.	8,000	74,058
Enel SpA	24,193	244,310
Entergy Corp.	2,737	273,262
Exelon Corp.	15,698	662,770
Pinnacle West Capital Corp.	2,481	198,356
Public Service Enterprise Group, Inc.	6,602	384,897
Southern Co.	16,794	1,031,655
		3,865,108
Electronic Components-Misc. — 0.3%
Garmin, Ltd.	2,162	258,705
Hoya Corp.	2,600	359,395
TDK Corp.	200	30,166
		648,266
Electronic Components-Semiconductors — 1.7%
MediaTek, Inc.	6,000	160,235
NVIDIA Corp.	4,288	2,239,193
Samsung Electronics Co., Ltd.	10,474	782,800
SK Hynix, Inc.	3,122	341,539
		3,523,767
Electronic Forms — 1.1%
Adobe, Inc.†	4,442	2,221,533
Electronic Measurement Instruments — 0.0%
Trimble, Inc.†	1,063	70,976
Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	1,381	134,371
Otsuka Corp.	2,300	121,194
		255,565
Energy-Alternate Sources — 0.1%
Xinyi Solar Holdings, Ltd.	80,000	208,768
Enterprise Software/Service — 0.7%
Oracle Corp.	4,659	301,390
TOTVS SA	19,147	105,997
Veeva Systems, Inc., Class A†	3,759	1,023,388
		1,430,775
Entertainment Software — 0.8%
Activision Blizzard, Inc.	13,140	1,220,049
Nexon Co., Ltd.	5,300	163,229
Sea, Ltd. ADR†	637	126,795
Take-Two Interactive Software, Inc.†	349	72,519
		1,582,592
Finance-Auto Loans — 0.2%
Ally Financial, Inc.	15,016	535,471
Finance-Consumer Loans — 0.4%
OneMain Holdings, Inc.	1,533	73,829
SLM Corp.	16,428	203,543
Synchrony Financial	19,318	670,528
		947,900
Finance-Credit Card — 0.4%
Alliance Data Systems Corp.	4,155	307,886
Capital One Financial Corp.	273	26,986
Discover Financial Services	5,370	486,146
		821,018
Finance-Investment Banker/Broker — 0.1%
Nomura Holdings, Inc.	27,700	146,636
Finance-Other Services — 0.3%
B3 SA - Brasil Bolsa Balcao	14,400	172,727
Deutsche Boerse AG	1,030	174,863
Hong Kong Exchanges & Clearing, Ltd.	2,200	121,001
SEI Investments Co.	1,974	113,446
Singapore Exchange, Ltd.	13,400	94,311
		676,348
Financial Guarantee Insurance — 0.1%
MGIC Investment Corp.	8,837	110,904
Food-Confectionery — 0.5%
Hershey Co.	2,892	440,538
Mondelez International, Inc., Class A	10,165	594,348
		1,034,886
Food-Flour & Grain — 0.1%
Wilmar International, Ltd.	31,900	112,325
Food-Meat Products — 0.1%
WH Group, Ltd.*	200,500	168,121
Food-Misc./Diversified — 0.4%
Associated British Foods PLC†	3,561	110,330
Campbell Soup Co.	1,455	70,349
Nestle SA	4,279	503,762
NH Foods, Ltd.	1,700	74,830
		759,271

Food-Retail — 0.3%
Coles Group, Ltd.	5,822	81,459
Dino Polska SA†*	1,258	97,413
Kobe Bussan Co., Ltd.	800	24,693
Koninklijke Ahold Delhaize NV	8,012	226,260
Woolworths Group, Ltd.	6,623	200,865
		630,690
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	1,663	123,494
Gambling (Non-Hotel) — 0.0%
Genting Singapore, Ltd.	76,400	49,057
Garden Products — 0.1%
Scotts Miracle-Gro Co.	546	108,730
Gas-Distribution — 0.0%
Tokyo Gas Co., Ltd.	4,200	97,635
Gas-Transportation — 0.1%
Snam SpA	20,526	115,266
Hazardous Waste Disposal — 0.0%
Tervita Corp.†	12	27
Home Furnishings — 0.1%
Tempur Sealy International, Inc.†	7,112	192,024
Hotels/Motels — 0.3%
Hilton Worldwide Holdings, Inc.	5,017	558,191
Human Resources — 0.1%
Adecco Group AG	2,360	158,244
Import/Export — 0.1%
ITOCHU Corp.	11,000	316,814
Independent Power Producers — 0.3%
NRG Energy, Inc.	9,540	358,227
Vistra Corp.	10,647	209,320
		567,547
Industrial Automated/Robotic — 0.4%
Rockwell Automation, Inc.	2,799	702,017
SMC Corp.	100	61,072
		763,089
Instruments-Controls — 0.6%
Honeywell International, Inc.	6,398	1,360,855
Insurance-Life/Health — 1.0%
Aflac, Inc.	14,107	627,338
Aviva PLC	53,864	241,590
Equitable Holdings, Inc.	13,330	341,115
Lincoln National Corp.	7,810	392,921
Principal Financial Group, Inc.	5,790	287,242
Swiss Life Holding AG	130	60,515
Unum Group	9,142	209,717
		2,160,438
Insurance-Multi-line — 1.3%
Allianz SE	1,694	414,474
Allstate Corp.	7,845	862,401
American Financial Group, Inc.	850	74,477
Direct Line Insurance Group PLC	28,068	122,008
MetLife, Inc.	24,673	1,158,397
Zurich Insurance Group AG	213	90,278
		2,722,035
Insurance-Property/Casualty — 0.1%
Fidelity National Financial, Inc.	3,127	122,234
Gjensidige Forsikring ASA	2,630	58,705
		180,939
Insurance-Reinsurance — 0.0%
Reinsurance Group of America, Inc.	858	99,442
Internet Content-Entertainment — 0.7%
Facebook, Inc., Class A†	2,244	612,971
Kakao Corp.	514	184,864
Pinterest, Inc., Class A†	9,380	618,142
		1,415,977
Internet Content-Information/News — 0.6%
Kakaku.com, Inc.	1,700	46,676
M3, Inc.	1,300	122,963
Tencent Holdings, Ltd.	13,606	994,153
		1,163,792
Internet Security — 0.0%
Palo Alto Networks, Inc.†	225	79,963
Investment Management/Advisor Services — 0.4%
Ameriprise Financial, Inc.	3,051	592,901
Hargreaves Lansdown PLC	2,166	45,219
LPL Financial Holdings, Inc.	1,137	118,498
Magellan Financial Group, Ltd.	1,723	71,730
		828,348
Machine Tools & Related Products — 0.1%
Techtronic Industries Co., Ltd.	12,000	171,818
Machinery-Construction & Mining — 0.1%
Sandvik AB†	13,108	320,415
Machinery-Electrical — 0.1%
Hitachi, Ltd.	5,800	228,865
Machinery-Farming — 0.3%
AGCO Corp.	778	80,204
Deere & Co.	2,396	644,644
		724,848
Machinery-General Industrial — 0.3%
Atlas Copco AB, Class A	2,367	121,050
Otis Worldwide Corp.	7,531	508,719
		629,769
Machinery-Pumps — 0.1%
Dover Corp.	2,192	276,740
Medical Instruments — 1.2%
Edwards Lifesciences Corp.†	11,361	1,036,464
Medtronic PLC	13,565	1,589,004
		2,625,468
Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings†	1,761	358,451
WuXi AppTec Co., Ltd.*	6,340	124,559
		483,010

Medical Laser Systems — 0.0%
Universal Vision Biotechnology Co., Ltd.	9,000	76,793
Medical Products — 1.5%
Abbott Laboratories	9,703	1,062,381
ABIOMED, Inc.†	1,379	447,072
Hologic, Inc.†	8,017	583,878
Sartorius Stedim Biotech	425	151,479
Sonova Holding AG†	101	26,002
Zimmer Biomet Holdings, Inc.	5,183	798,648
		3,069,460
Medical-Biomedical/Gene — 0.6%
Advanz Pharma Corp., Ltd.†	52	229
Amgen, Inc.	1,477	339,592
Moderna, Inc.†	1,360	142,079
Regeneron Pharmaceuticals, Inc.†	631	304,843
Vertex Pharmaceuticals, Inc.†	1,717	405,796
		1,192,539
Medical-Drugs — 3.9%
AbbVie, Inc.	4,911	526,214
Alkermes PLC†	5,345	106,633
Astellas Pharma, Inc.	2,100	32,465
AstraZeneca PLC	1,153	115,195
Bristol-Myers Squibb Co.	9,036	560,503
Chugai Pharmaceutical Co., Ltd.	1,800	96,100
Eli Lilly & Co.	6,060	1,023,170
Galapagos NV†	304	29,913
GlaxoSmithKline PLC	7,175	131,468
Hikma Pharmaceuticals PLC	3,735	128,658
Jazz Pharmaceuticals PLC†	2,160	356,508
Johnson & Johnson	9,334	1,468,985
Kobayashi Pharmaceutical Co., Ltd.	400	48,899
Merck & Co., Inc.	13,236	1,082,705
Novartis AG	6,400	604,485
Novo Nordisk A/S, Class B	6,016	420,792
Ono Pharmaceutical Co., Ltd.	4,200	126,575
Pfizer, Inc.	11,541	424,824
Roche Holding AG	1,702	593,841
Shionogi & Co., Ltd.	3,200	174,917
Zoetis, Inc.	344	56,932
		8,109,782
Medical-HMO — 0.5%
Humana, Inc.	2,559	1,049,881
Medical-Wholesale Drug Distribution — 0.2%
Cardinal Health, Inc.	7,926	424,517
Suzuken Co., Ltd.	1,700	61,491
		486,008
Metal-Diversified — 0.3%
Anglo American PLC	7,804	259,930
Rio Tinto PLC	4,935	369,256
		629,186
Metal-Iron — 0.1%
Fortescue Metals Group, Ltd.	12,308	222,533
Miscellaneous Manufacturing — 0.2%
Airtac International Group	5,000	160,222
Knorr-Bremse AG	1,500	204,339
		364,561
MRI/Medical Diagnostic Imaging — 0.1%
Sonic Healthcare, Ltd.	5,662	140,649
Networking Products — 0.9%
Cisco Systems, Inc.	42,364	1,895,789
Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc.	2,424	233,431
Waste Management, Inc.	3,601	424,666
		658,097
Office Supplies & Forms — 0.2%
Avery Dennison Corp.	2,437	378,003
Oil Companies-Exploration & Production — 0.0%
MWO Holdings LLC†(1)(2)	10	0
Oasis Petroleum, Inc.†	206	7,635
Santos, Ltd.	6,567	31,759
		39,394
Oil Companies-Integrated — 0.7%
Chevron Corp.	5,427	458,310
Eni SpA†	9,845	101,908
Equinor ASA	17,292	286,920
Royal Dutch Shell PLC, Class B	27,443	472,797
TOTAL SE	2,901	125,144
		1,445,079
Oil Refining & Marketing — 0.2%
Reliance Industries, Ltd.	12,900	350,789
Oil-Field Services — 0.8%
Baker Hughes Co.	9,747	203,225
Halliburton Co.	47,926	905,801
Schlumberger, Ltd.	22,450	490,084
		1,599,110
Petrochemicals — 0.1%
LG Chem, Ltd.†	258	196,392
Pharmacy Services — 0.0%
Cigna Corp.	289	60,164
Private Equity — 0.2%
3i Group PLC	10,339	165,181
Partners Group Holding AG	241	281,510
		446,691
Publishing-Periodicals — 0.1%
Wolters Kluwer NV	1,518	128,124
Radio — 0.0%
iHeartMedia, Inc., Class A† Class A	26	337
Real Estate Investment Trusts — 2.2%
AGNC Investment Corp.	20,734	323,450
Apartment Income REIT Corp.†	2,343	89,995
Apartment Investment & Management Co.	2,343	12,371
AvalonBay Communities, Inc.	1,225	196,527
Boston Properties, Inc.	1,350	127,615
Cousins Properties, Inc.	3,768	126,228
Crown Castle International Corp.	4,046	644,083

Duke Realty Corp.	5,282	211,122
Equinix, Inc.	801	572,058
Equity Commonwealth	2,843	77,557
Equity LifeStyle Properties, Inc.	1,588	100,616
Gaming and Leisure Properties, Inc.	3,130	132,712
Goodman Group	20,457	298,412
Invitation Homes, Inc.	7,786	231,244
Lamar Advertising Co., Class A	2,204	183,417
Simon Property Group, Inc.	14,362	1,224,791
		4,552,198
Real Estate Management/Services — 0.3%
A-Living Smart City Services Co., Ltd.*	29,000	129,208
CBRE Group, Inc., Class A†	5,764	361,518
Daito Trust Construction Co., Ltd.	700	65,470
Jones Lang LaSalle, Inc.†	515	76,411
		632,607
Real Estate Operations & Development — 0.2%
CK Asset Holdings, Ltd.	40,500	208,315
Henderson Land Development Co., Ltd.	18,600	72,616
Sun Hung Kai Properties, Ltd.	7,500	96,827
		377,758
Recreational Vehicles — 0.2%
Brunswick Corp.	3,223	245,721
Polaris, Inc.	2,757	262,687
		508,408
Rental Auto/Equipment — 0.0%
Cia de Locacao das Americas	18,227	103,029
Respiratory Products — 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	2,066	49,062
Retail-Apparel/Shoe — 0.2%
Industria de Diseno Textil SA	9,033	287,628
Li Ning Co., Ltd.	32,000	220,448
		508,076
Retail-Automobile — 0.1%
Zhongsheng Group Holdings, Ltd.	16,500	117,638
Retail-Building Products — 0.6%
Lowe's Cos., Inc.	5,254	843,320
Nitori Holdings Co., Ltd.	600	125,788
Wesfarmers, Ltd.	8,696	338,146
		1,307,254
Retail-Consumer Electronics — 0.4%
Best Buy Co., Inc.	8,257	823,966
Retail-Convenience Store — 0.1%
Casey's General Stores, Inc.	1,026	183,264
Retail-Discount — 0.5%
Costco Wholesale Corp.	237	89,297
Target Corp.	4,422	780,616
Walmart, Inc.	867	124,978
		994,891
Retail-Drug Store — 0.0%
Sundrug Co., Ltd.	2,000	79,816
Retail-Hypermarkets — 0.1%
Wal-Mart de Mexico SAB de CV	67,242	188,891
Retail-Jewelry — 0.1%
Pandora A/S	1,145	127,918
Retail-Misc./Diversified — 0.1%
Poya International Co., Ltd.	5,040	103,157
Ryohin Keikaku Co., Ltd.	2,400	49,030
		152,187
Retail-Restaurants — 1.0%
Jubilant Foodworks, Ltd.	2,004	76,892
McDonald's Corp.	5,519	1,184,267
Yum China Holdings, Inc.	2,550	146,686
Yum! Brands, Inc.	6,243	677,740
		2,085,585
Retail-Toy Stores — 0.0%
JUMBO SA	1,547	26,938
Rubber-Tires — 0.0%
Cie Generale des Etablissements Michelin SCA	560	71,870
Rubber/Plastic Products — 0.1%
Elite Material Co., Ltd.	20,000	112,189
Semiconductor Components-Integrated Circuits — 1.5%
QUALCOMM, Inc.	15,286	2,328,669
Taiwan Semiconductor Manufacturing Co., Ltd.	48,039	902,244
		3,230,913
Semiconductor Equipment — 0.2%
ASML Holding NV	141	68,140
Lasertec Corp.†	900	105,870
Tokyo Electron, Ltd.	600	223,792
		397,802
Shipbuilding — 0.0%
Yangzijiang Shipbuilding Holdings, Ltd.	78,900	57,068
Soap & Cleaning Preparation — 0.1%
Hindustan Unilever, Ltd.	5,014	164,538
Steel-Producers — 0.1%
Reliance Steel & Aluminum Co.	1,204	144,179
Telephone-Integrated — 1.8%
AT&T, Inc.	17,206	494,845
BT Group PLC	34,911	63,191
Deutsche Telekom AG	19,300	352,700
KDDI Corp.	8,800	261,337
Koninklijke KPN NV	54,244	164,456
Nippon Telegraph & Telephone Corp.	6,500	166,668
Verizon Communications, Inc.	40,029	2,351,704
		3,854,901
Therapeutics — 0.1%
Neurocrine Biosciences, Inc.†	720	69,012
Sarepta Therapeutics, Inc.†	1,139	194,188
		263,200
Tobacco — 0.5%
Altria Group, Inc.	19,448	797,368
British American Tobacco PLC	3,763	139,965

Imperial Brands PLC	1,332	27,987
		965,320
Toys — 0.2%
Nintendo Co., Ltd.	600	382,913
Transport-Marine — 0.0%
AP Moller - Maersk A/S, Series B	40	89,197
Transport-Rail — 0.1%
Aurizon Holdings, Ltd.	55,576	167,256
Union Pacific Corp.	570	118,685
		285,941
Transport-Services — 0.4%
Deutsche Post AG	6,760	334,537
Expeditors International of Washington, Inc.	3,506	333,456
Nippon Express Co., Ltd.	700	47,095
Yamato Holdings Co., Ltd.	3,300	84,294
		799,382
Transport-Truck — 0.3%
Old Dominion Freight Line, Inc.	3,522	687,424
Web Hosting/Design — 0.3%
GoDaddy, Inc., Class A†	7,379	612,087
Web Portals/ISP — 2.7%
Alphabet, Inc., Class A†	2,967	5,200,083
Baidu, Inc. ADR†	901	194,832
Yandex NV, Class A†	2,665	185,431
		5,580,346
Total Common Stocks (cost $118,159,482)		157,189,347

PREFERRED SECURITIES — 0.0%
Diversified Banking Institutions — 0.0%
GMAC Capital Trust I FRS Series 2 6.01% (3 ML+5.79%) (cost $14,579)	580	15,689

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.3%
Banks-Commercial — 0.0%
Truist Financial Corp. Series N 4.80% due 09/01/2024(4)	$25,000	26,406
Banks-Super Regional — 0.1%
Fifth Third Bancorp Series H 5.10% due 06/30/2023(4)	9,000	9,132
Wells Fargo & Co. Series U 5.88% due 06/15/2025(4)	85,000	96,369
		105,501
Diversified Banking Institutions — 0.1%
Bank of America Corp. Series JJ 5.13% due 06/20/2024(4)	45,000	47,583
Bank of America Corp. Series AA 6.10% due 03/17/2025(4)	61,000	69,116
Bank of America Corp. Series Z 6.50% due 10/23/2024(4)	5,000	5,713
JPMorgan Chase & Co. FRS Series W 1.22% (3 ML+1.00%) due 05/15/2077	27,000	22,140
JPMorgan Chase & Co. Series HH 4.60% due 02/15/2028(4)	63,000	65,047
JPMorgan Chase & Co. Series X 6.10% due 10/01/2024(4)	11,000	12,064
		221,663
Electric-Integrated — 0.0%
WEC Energy Group, Inc. FRS 2.33% (3 ML+2.11%) due 05/15/2067	50,000	42,874
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. 5.20% due 03/15/2044	37,000	39,309
Insurance-Multi-line — 0.0%
MetLife, Inc.
6.40% due 12/15/2066	45,000	58,205
Pipelines — 0.1%
Energy Transfer Partners LP Series B 6.63% due 02/15/2028(4)	80,000	67,600
TransCanada Trust 5.30% due 03/15/2077	40,000	42,400
		110,000
Total Preferred Securities/Capital Securities (cost $571,303)		603,958

ASSET BACKED SECURITIES — 1.7%
Diversified Financial Services — 1.7%
Alternative Loan Trust FRS Series 2006-OA7, Class 1A2 1.55% (12 MTA+0.94%) due 06/25/2046(5)	7,967	7,036
Banc of America Commercial Mtg. Trust VRS Series 2005-1, Class XW 1.00% due 11/10/2042*(3)(6)(7)	232,932	2
CD Commercial Mtg. Trust VRS Series 2016-CD1, Class XA 1.39% due 08/10/2049(3)(6)(7)	279,119	16,158
CD Mtg. Trust Series 2017-CD3, Class A4 3.63% due 02/10/2050(6)	26,000	29,612
CFCRE Commercial Mtg. Trust VRS Series 2011-C1, Class D 6.04% due 04/15/2044*(3)(6)	101,000	99,987

Citigroup Commercial Mtg. Trust VRS Series 2012-GC8, Class XA 1.75% due 09/10/2045*(3)(6)(7)	206,461	4,554
Citigroup Commercial Mtg. Trust Series 2014-GC21,Class AS 4.03% due 05/10/2047(6)	50,000	53,719
Citigroup Commercial Mtg. Trust VRS Series 2014-GC21, Class C 4.78% due 05/10/2047(3)(6)	68,000	66,888
Citigroup Commercial Mtg. Trust VRS Series 2014-GC19, Class D 5.09% due 03/10/2047*(3)(6)	30,000	31,438
Citigroup Mtg. Loan Trust, Inc. VRS Series 2005-2, Class 1A2A 3.28% due 05/25/2035(3)(5)	13,154	13,488
Commercial Mtg. Trust VRS Series 2014-UBS6, Class XA 0.89% due 12/10/2047(3)(6)(7)	375,340	10,266
Commercial Mtg. Trust VRS Series 2013-CR11, Class XA 0.92% due 08/10/2050(3)(6)(7)	445,677	9,544
Commercial Mtg. Trust VRS Series 2014-CR17, Class XA 0.97% due 05/10/2047(3)(6)(7)	270,854	6,923
Commercial Mtg. Trust VRS Series 2014-CR19, Class XA 0.98% due 08/10/2047(3)(6)(7)	504,985	14,109
Commercial Mtg. Trust VRS Series 2014-CR20, Class XA 1.02% due 11/10/2047(3)(6)(7)	555,225	17,936
Commercial Mtg. Trust VRS Series 2014-UBS4, Class XA 1.10% due 08/10/2047(3)(6)(7)	283,557	8,818
Commercial Mtg. Trust VRS Series 2013-LC13, Class XA 1.11% due 08/10/2046(3)(6)(7)	247,839	6,023
Commercial Mtg. Trust Series 2013-LC6, Class AM 3.28% due 01/10/2046(6)	59,000	61,371
Commercial Mtg. Trust Series 2014-UBS6, Class AM 4.05% due 12/10/2047(6)	26,000	28,529
Commercial Mtg. Trust Series 2014-CR19, Class AM 4.08% due 08/10/2047(6)	56,000	61,451
Commercial Mtg. Trust VRS Series 2013-CR6, Class D 4.09% due 03/10/2046*(3)(6)	36,000	30,011
Commercial Mtg. Trust VRS Series 2014-UBS6, Class C 4.45% due 12/10/2047(3)(6)	18,000	17,548
Commercial Mtg. Trust VRS Series 2014-CR14, Class AM 4.53% due 02/10/2047(3)(6)	26,000	28,456
Commercial Mtg. Trust VRS Series 2013-CR11, Class AM 4.72% due 08/10/2050(3)(6)	12,000	13,134
Commercial Mtg. Trust VRS Series 2014-CR17, Class C 4.78% due 05/10/2047(3)(6)	104,000	104,206
Commercial Mtg. Trust VRS Series 2010-C1, Class D 5.79% due 07/10/2046*(3)(6)	78,000	64,189
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2003-C3, Class AX 1.73% due 05/15/2038*(3)(6)(7)	5,082	39
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C1, Class AX 0.45% due 02/15/2040*(3)(6)(7)	56,429	244
Credit Suisse Mtg. Capital Certs. VRS Series 2006-C4, Class AX 0.89% due 09/15/2039*(3)(6)(7)	435	0
CSAIL Commercial Mtg. Trust VRS Series 2015-C1, Class XA 0.83% due 04/15/2050(3)(6)(7)	950,039	26,224
CSAIL Commercial Mtg. Trust VRS Series 2015-C1, Class C 4.26% due 04/15/2050(3)(6)	81,000	73,883
CSMC Trust VRS
Series 2016-NXSR, Class C
4.36% due 12/15/2049(3)(6)	37,000	30,455
DBUBS Mtg. Trust VRS Series 2011-LC3A, Class D 5.34% due 08/10/2044*(3)(6)	132,000	122,717
DBUBS Mtg. Trust VRS Series 2011-LC2A, Class D 5.49% due 07/10/2044*(3)(6)	102,000	97,496
GS Mtg. Securities Corp. II VRS Series 2015-GC30, Class XA 0.75% due 05/10/2050(3)(6)(7)	327,239	8,947
GS Mtg. Securities Corp. II VRS GSMS 2013-GC10 XA 1.49% due 02/10/2046(3)(6)(7)	702,205	19,244
GS Mtg. Securities Corp. II Series 2013-GC10, Class AS 3.28% due 02/10/2046(6)	33,000	34,240
GS Mtg. Securities Trust Series 2016-CS3, Class A4 2.85% due 10/10/2049(6)	41,000	44,618
GS Mtg. Securities Trust Series 2017-GS7, Class AS 3.66% due 08/10/2050(6)	34,000	38,325
GS Mtg. Securities Trust Series 2013-GC10, Class B 3.68% due 02/10/2046*(6)	32,000	33,030
GS Mtg. Securities Trust VRS Series 2014-GC22, Class C 4.69% due 06/10/2047(3)(6)	68,000	67,571
GS Mtg. Securities Trust VRS Series 2011-GC5, Class C 5.39% due 08/10/2044*(3)(6)	100,000	95,498
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-LC11, Class AS 3.22% due 04/15/2046(6)	22,000	22,869

JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2013-LC11, Class C 3.96% due 04/15/2046(3)(6)	69,000	61,247
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-C6, Class AS 4.12% due 05/15/2045(6)	19,000	19,646
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2012-C6, Class D 5.15% due 05/15/2045(3)(6)	57,000	50,078
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C17, Class XA 0.74% due 01/15/2047(3)(6)(7)	641,434	12,087
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C12, Class C 4.10% due 07/15/2045(3)(6)	50,000	50,795
JPMBB Commercial Mtg. Securities Trust VRS Series 2014-C22, Class C 4.55% due 09/15/2047(3)(6)	19,000	17,587
JPMBB Commercial Mtg. Securities Trust VRS Series 2014-C19, Class C 4.68% due 04/15/2047(3)(6)	38,000	37,234
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C14, Class C 4.70% due 08/15/2046(3)(6)	79,000	62,344
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C15, Class B 4.93% due 11/15/2045(3)(6)	38,000	41,625
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C15, Class C 5.20% due 11/15/2045(3)(6)	105,000	112,343
JPMCC Commercial Mtg. Securities Trust Series 2019-COR4, Class AS 4.29% due 03/10/2052(6)	79,000	93,266
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class AM 6.27% due 04/15/2041(3)(6)	6,624	6,664
Merrill Lynch Mtg. Trust VRS Series 2005-MCP1, Class XC 0.00% due 06/12/2043*(3)(6)(7)	37,644	1
Mezz Capital Commercial Mtg. Trust VRS Series 2006-C4, Class X 5.69% due 07/15/2045*(3)(6)(7)	1,640	0
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C17, Class XA 1.08% due 08/15/2047(3)(6)(7)	103,728	2,699
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2013-C8, Class B 3.56% due 12/15/2048(3)(6)	33,000	34,043
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class B 3.93% due 11/15/2045(6)	69,000	71,083
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C17, Class C 4.48% due 08/15/2047(3)(6)	85,000	88,143
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2012-C5, Class E 4.67% due 08/15/2045*(3)(6)	67,000	66,194
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2013-C12, Class C 4.76% due 10/15/2046(3)(6)	55,000	49,219
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series C14, Class C 5.05% due 02/15/2047(3)(6)	60,000	64,841
Morgan Stanley Capital I Trust Series 2016-BNK2, Class AS 3.28% due 11/15/2049(6)	23,000	24,965
Morgan Stanley Capital I Trust VRS Series 2016-BNK2, Class C 3.90% due 11/15/2049(3)(6)	27,000	26,244
Morgan Stanley Capital I Trust VRS Series 2011-C3, Class D 5.24% due 07/15/2049*(3)(6)	43,000	37,850
Towd Point Asset Trust FRS Series 2018-SL1, Class A 0.75% (1 ML+0.60%) due 01/25/2046*	45,572	45,161
UBS Commercial Mtg. Trust VRS Series 2012-C1, Class C 5.57% due 05/10/2045*(3)(6)	30,000	29,392
UBS-Barclays Commercial Mtg. Trust
Series 2012-C3, Class AS
3.81% due 08/10/2049*(6)	29,000	30,246
UBS-Barclays Commercial Mtg. Trust VRS Series 2012-C3 Class C 5.03% due 08/10/2049*(3)(6)	25,000	25,883
UBS-Citigroup Commercial Mtg. Trust Series 2011-C1, Class AS 5.15% due 01/10/2045*(6)	23,000	23,654
Verus Securitization Trust VRS Series 2020-INV1, Class A1 1.98% due 03/25/2060*(3)(5)	90,494	91,755
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2004-AR12, Class A2B 1.07% (1 ML+0.92%) due 10/25/2044(5)	19,846	19,868
Wells Fargo Commercial Mtg. Trust Series 2016-BNK1, Class AS 2.81% due 08/15/2049(6)	29,000	30,764

Wells Fargo Commercial Mtg. Trust VRS Series 2016-BNK1, Class C 3.07% due 08/15/2049(3)(6)	113,000	95,680
Wells Fargo Commercial Mtg. Trust Series 2017-C39, Class A5 3.42% due 09/15/2050(6)	37,000	41,916
Wells Fargo Commercial Mtg. Trust VRS Series 2012-LC5, Class D 4.76% due 10/15/2045*(3)(6)	34,000	34,039
WF-RBS Commercial Mtg. Trust VRS Series 2013-C11, Class XA 1.17% due 03/15/2045*(3)(6)(7)	227,740	4,533
WF-RBS Commercial Mtg. Trust VRS Series 2012-C10, Class XA 1.52% due 12/15/2045*(3)(6)(7)	163,692	4,114
WF-RBS Commercial Mtg. Trust VRS Series 2012-C9, Class XA 1.88% due 11/15/2045*(3)(6)(7)	100,254	2,531
WF-RBS Commercial Mtg. Trust Series 2012-C10, Class AS 3.24% due 12/15/2045(6)	23,000	22,831
WF-RBS Commercial Mtg. Trust Series 2013-C11, Class AS 3.31% due 03/15/2045(6)	63,000	65,575
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class AS 3.66% due 08/15/2045(6)	31,000	32,123
WF-RBS Commercial Mtg. Trust VRS Series 2013-UBS1, Class AS 4.31% due 03/15/2046(3)(6)	24,000	25,942
WF-RBS Commercial Mtg. Trust VRS Series 2012-C10, Class C 4.36% due 12/15/2045(3)(6)	18,000	11,047
WF-RBS Commercial Mtg. Trust VRS Series 2013-C18, Class AS 4.39% due 12/15/2046(3)(6)	67,000	72,788
WF-RBS Commercial Mtg. Trust VRS Series 2013-C16, Class AS 4.67% due 09/15/2046(3)(6)	20,000	21,717
WF-RBS Commercial Mtg. Trust Series 2012-C6, Class B 4.70% due 04/15/2045(6)	30,000	30,900
WF-RBS Commercial Mtg. Trust VRS Series 2014-C19, Class B 4.72% due 03/15/2047(3)(6)	86,000	93,381
WF-RBS Commercial Mtg. Trust VRS Series 2012-C7, Class D 4.81% due 06/15/2045*(3)(6)	55,000	27,931
WF-RBS Commercial Mtg. Trust VRS Series 2012-C9, Class D 4.81% due 11/15/2045*(3)(6)	51,000	47,211
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class D 5.52% due 02/15/2044*(3)(6)	6,868	6,849
WF-RBS Commercial Mtg. Trust VRS Series 2011-C3, Class D 5.64% due 03/15/2044*(3)(6)	34,000	15,854
WF-RBS Commercial Mtg. Trust VRS Series 2011-C5, Class C 5.66% due 11/15/2044*(3)(6)	101,000	102,159
Total Asset Backed Securities (cost $4,124,711)		3,606,838

U.S. CONVERTIBLE BONDS & NOTES — 0.0%
Cable/Satellite TV — 0.0%
DISH Network Corp. Senior Notes 3.38% due 08/15/2026 (cost $19,429)	20,000	19,065

U.S. CORPORATE BONDS & NOTES — 6.0%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 4.65% due 10/01/2028	71,000	85,754
Omnicom Group, Inc. Senior Notes 2.45% due 04/30/2030	55,000	58,415
Omnicom Group, Inc./Omnicom Capital, Inc. Senior Notes 3.60% due 04/15/2026	11,000	12,552
		156,721
Advertising Sales — 0.0%
Outfront Media Capital LLC
Company Guar. Notes
5.63% due 02/15/2024	2,000	2,025
Outfront Media Capital LLC/Outfront Media Capital Corp. Company Guar. Notes 4.63% due 03/15/2030*	5,000	5,111
Outfront Media Capital LLC/Outfront Media Capital Corp. Company Guar. Notes 6.25% due 06/15/2025*	15,000	15,825
		22,961
Aerospace/Defense — 0.1%
Boeing Co. Senior Notes 4.88% due 05/01/2025	32,000	36,477
Northrop Grumman Corp. Senior Notes 3.25% due 01/15/2028	41,000	46,363
		82,840
Aerospace/Defense-Equipment — 0.1%
L3Harris Technologies, Inc. Senior Notes 1.80% due 01/15/2031	30,000	30,454
L3Harris Technologies, Inc. Senior Notes 3.85% due 12/15/2026	28,000	32,354
L3Harris Technologies, Inc. Senior Notes 4.40% due 06/15/2028	19,000	22,783
TransDigm, Inc. Company Guar. Notes 5.50% due 11/15/2027	20,000	21,026
TransDigm, Inc. Senior Sec. Notes 6.25% due 03/15/2026*	25,000	26,625

TransDigm, Inc. Company Guar. Notes 6.38% due 06/15/2026	10,000	10,350
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	28,000	28,496
TransDigm, Inc. Company Guar. Notes 6.50% due 05/15/2025	5,000	5,138
TransDigm, Inc. Senior Sec. Notes 8.00% due 12/15/2025*	5,000	5,526
		182,752
Agricultural Chemicals — 0.1%
CF Industries, Inc. Senior Sec. Notes 4.50% due 12/01/2026*	65,000	77,009
CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	25,000	30,688
		107,697
Apparel Manufacturers — 0.0%
Hanesbrands, Inc. Company Guar. Notes 4.63% due 05/15/2024*	10,000	10,475
Hanesbrands, Inc. Company Guar. Notes 5.38% due 05/15/2025*	5,000	5,290
Levi Strauss & Co. Senior Notes 5.00% due 05/01/2025	5,000	5,125
		20,890
Applications Software — 0.1%
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	14,000	15,274
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	28,000	35,503
ServiceNow, Inc. Senior Notes 1.40% due 09/01/2030	49,000	47,801
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	30,000	32,041
		130,619
Auto-Cars/Light Trucks — 0.1%
BMW US Capital LLC Company Guar. Notes 3.95% due 08/14/2028*	35,000	40,794
Ford Motor Co. Senior Notes 9.00% due 04/22/2025	20,000	24,520
General Motors Co. Senior Notes 6.13% due 10/01/2025	10,000	12,130
General Motors Financial Co., Inc. Company Guar. Notes 4.00% due 10/06/2026	8,000	9,007
General Motors Financial Co., Inc. Company Guar. Notes 4.30% due 07/13/2025	9,000	10,090
PM General Purchaser LLC Senior Sec. Notes 9.50% due 10/01/2028*	25,000	27,688
		124,229
Auto-Heavy Duty Trucks — 0.0%
Allison Transmission, Inc. Company Guar. Notes 3.75% due 01/30/2031*	10,000	10,231
Allison Transmission, Inc. Senior Notes 4.75% due 10/01/2027*	20,000	21,050
Navistar International Corp. Company Guar. Notes 6.63% due 11/01/2025*	20,000	20,953
		52,234
Auto/Truck Parts & Equipment-Original — 0.0%
American Axle & Manufacturing, Inc.
Company Guar. Notes
6.88% due 07/01/2028	10,000	10,775
Banks-Commercial — 0.1%
CIT Group, Inc. Senior Notes 5.00% due 08/15/2022	2,000	2,120
CIT Group, Inc. Senior Notes 5.00% due 08/01/2023	16,000	17,480
CIT Group, Inc. Senior Notes 5.25% due 03/07/2025	126,000	143,010
		162,610
Banks-Mortgage — 0.0%
Freedom Mtg. Corp. Senior Notes 8.13% due 11/15/2024*	10,000	10,431
Freedom Mtg. Corp. Senior Notes 8.25% due 04/15/2025*	15,000	15,675
Provident Funding Associates LP/PFG Finance Corp. Senior Notes 6.38% due 06/15/2025*	15,000	15,375
		41,481
Beverages-Non-alcoholic — 0.0%
Keurig Dr Pepper, Inc. Company Guar. Notes 3.20% due 05/01/2030	19,000	21,512
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025	19,000	21,906

Keurig Dr Pepper, Inc. Company Guar. Notes 4.60% due 05/25/2028	21,000	25,559
		68,977
Brewery — 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.65% due 02/01/2026	13,000	14,695
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 01/23/2029	13,000	16,054
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049	14,000	19,906
		50,655
Broadcast Services/Program — 0.1%
Clear Channel Worldwide Holdings, Inc. Senior Sec. Notes 5.13% due 08/15/2027*	10,000	10,100
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 9.25% due 02/15/2024	8,000	8,100
Diamond Sports Group LLC/Diamond Sports Finance Co. Senior Sec. Notes 5.38% due 08/15/2026*	20,000	16,250
Diamond Sports Group LLC/Diamond Sports Finance Co. Company Guar. Notes 6.63% due 08/15/2027*	40,000	24,200
Discovery Communications LLC Company Guar. Notes 3.63% due 05/15/2030	23,000	26,347
Fox Corp. Senior Notes 4.03% due 01/25/2024	19,000	20,926
iHeartCommunications, Inc. Senior Sec. Notes 6.38% due 05/01/2026	16,268	17,407
iHeartCommunications, Inc. Company Guar. Notes 8.38% due 05/01/2027	32,299	34,478
Nexstar Broadcasting, Inc. Senior Notes 4.75% due 11/01/2028*	10,000	10,462
Nexstar Broadcasting, Inc. Company Guar. Notes 5.63% due 07/15/2027*	25,000	26,781
Univision Communications, Inc. Senior Sec. Notes 5.13% due 02/15/2025*	5,000	5,037
Univision Communications, Inc. Senior Sec. Notes 6.63% due 06/01/2027*	15,000	16,111
Univision Communications, Inc. Senior Sec. Notes 9.50% due 05/01/2025*	10,000	11,125
		227,324
Building & Construction Products-Misc. — 0.1%
BMC East LLC Senior Sec. Notes 5.50% due 10/01/2024*	25,000	25,687
Builders FirstSource, Inc. Senior Sec. Notes 6.75% due 06/01/2027*	14,000	15,186
CP Atlas Buyer, Inc. Senior Notes 7.00% due 12/01/2028*	10,000	10,400
Louisiana-Pacific Corp. Senior Notes 4.88% due 09/15/2024	10,000	10,250
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	15,000	15,075
Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*	55,000	57,475
		134,073
Building & Construction-Misc. — 0.0%
TopBuild Corp.
Company Guar. Notes
5.63% due 05/01/2026*	5,000	5,181
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 4.88% due 09/15/2028*	5,000	5,225
		10,406
Building Products-Cement — 0.0%
US Concrete, Inc. Company Guar. Notes 5.13% due 03/01/2029*	5,000	5,150
US Concrete, Inc. Company Guar. Notes 6.38% due 06/01/2024	6,000	6,150
		11,300
Building Products-Doors & Windows — 0.0%
Cornerstone Building Brands, Inc. Company Guar. Notes 8.00% due 04/15/2026*	8,000	8,420
Jeld-Wen, Inc. Senior Sec. Notes 6.25% due 05/15/2025*	10,000	10,800
Jeld-Wen, Inc. Company Guar. Notes 4.63% due 12/15/2025*	5,000	5,103

Jeld-Wen, Inc. Company Guar. Notes 4.88% due 12/15/2027*	5,000	5,287
		29,610
Building Products-Wood — 0.0%
Boise Cascade Co. Company Guar. Notes 4.88% due 07/01/2030*	10,000	10,825
Building-Heavy Construction — 0.0%
Brand Industrial Services, Inc. Senior Notes 8.50% due 07/15/2025*	10,000	10,212
Great Lakes Dredge & Dock Corp. Company Guar. Notes 8.00% due 05/15/2022	20,000	20,512
MasTec, Inc. Company Guar. Notes 4.50% due 08/15/2028*	15,000	15,750
		46,474
Building-Residential/Commercial — 0.1%
DR Horton, Inc. Company Guar. Notes 5.75% due 08/15/2023	19,000	21,318
Lennar Corp. Company Guar. Notes 5.88% due 11/15/2024	15,000	17,325
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	10,000	11,899
PulteGroup, Inc. Company Guar. Notes 7.88% due 06/15/2032	20,000	29,925
Taylor Morrison Communities, Inc. Senior Notes 5.13% due 08/01/2030*	5,000	5,600
Taylor Morrison Communities, Inc. Company Guar. Notes 5.75% due 01/15/2028*	5,000	5,662
TRI Pointe Group, Inc. Company Guar. Notes 5.70% due 06/15/2028	10,000	11,290
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. Company Guar. Notes 5.88% due 06/15/2024	5,000	5,458
		108,477
Cable/Satellite TV — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	5,000	5,306
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 05/01/2032*	10,000	10,677
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 06/01/2029*	110,000	120,587
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	20,000	20,725
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	10,000	10,319
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.70% due 04/01/2051	30,000	31,154
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.75% due 02/15/2028	12,000	13,455
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	22,000	27,458
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	28,000	39,605
Comcast Corp. Company Guar. Notes 3.15% due 03/01/2026	41,000	45,775
Comcast Corp. Company Guar. Notes 3.45% due 02/01/2050	112,000	132,167
Comcast Corp.
Company Guar. Notes
4.00% due 11/01/2049	40,000	50,496
Comcast Corp. Company Guar. Notes 6.50% due 11/15/2035	10,000	15,458
Cox Communications, Inc. Company Guar. Notes 2.95% due 10/01/2050*	31,000	31,695
Cox Communications, Inc. Senior Notes 3.35% due 09/15/2026*	25,000	28,091
Cox Communications, Inc. Senior Notes 3.50% due 08/15/2027*	19,000	21,480
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	76,000	82,262
CSC Holdings LLC Senior Notes 6.75% due 11/15/2021	29,000	30,305

DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	40,000	41,941
Sirius XM Radio, Inc. Company Guar. Notes 5.00% due 08/01/2027*	90,000	95,626
Sirius XM Radio, Inc. Company Guar. Notes 5.50% due 07/01/2029*	5,000	5,502
		860,084
Casino Hotels — 0.0%
Boyd Gaming Corp. Company Guar. Notes 4.75% due 12/01/2027	5,000	5,194
Boyd Gaming Corp. Company Guar. Notes 6.00% due 08/15/2026	5,000	5,188
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026	5,000	5,194
Boyd Gaming Corp. Company Guar. Notes 8.63% due 06/01/2025*	5,000	5,561
Station Casinos LLC Company Guar. Notes 4.50% due 02/15/2028*	15,000	15,112
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Senior Sec. Notes 5.88% due 05/15/2025*	10,000	9,675
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. Company Guar. Notes 5.25% due 05/15/2027*	20,000	20,615
		66,539
Cellular Telecom — 0.1%
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	16,000	16,648
Sprint Corp. Company Guar. Notes 7.63% due 03/01/2026	15,000	18,618
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	53,000	61,363
T-Mobile USA, Inc. Senior Sec. Notes 3.75% due 04/15/2027*	76,000	86,549
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030*	39,000	45,170
T-Mobile USA, Inc. Company Guar. Notes 4.00% due 04/15/2022	5,000	5,156
T-Mobile USA, Inc. Company Guar. Notes 4.50% due 02/01/2026	5,000	5,112
T-Mobile USA, Inc. Company Guar. Notes 4.75% due 02/01/2028	25,000	26,872
T-Mobile USA, Inc. Company Guar. Notes 5.38% due 04/15/2027	10,000	10,787
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	5,000	5,006
		281,281
Chemicals-Diversified — 0.0%
Celanese US Holdings LLC Company Guar. Notes 3.50% due 05/08/2024	22,000	23,824
Celanese US Holdings LLC Company Guar. Notes 4.63% due 11/15/2022	14,000	15,025
Nutrition & Biosciences, Inc. Senior Notes 2.30% due 11/01/2030*	16,000	16,480
Nutrition & Biosciences, Inc. Senior Notes 3.47% due 12/01/2050*	9,000	9,777
		65,106
Chemicals-Specialty — 0.1%
Ecolab, Inc. Senior Notes 3.25% due 12/01/2027	49,000	55,607
GCP Applied Technologies, Inc. Company Guar. Notes 5.50% due 04/15/2026*	35,000	36,050
Ingevity Corp. Company Guar. Notes 3.88% due 11/01/2028*	15,000	15,112
International Flavors & Fragrances, Inc. Senior Notes 4.45% due 09/26/2028	40,000	47,352
Kraton Polymers LLC/Kraton Polymers Capital Corp. Company Guar. Notes 4.25% due 12/15/2025*	10,000	10,201
Valvoline, Inc. Company Guar. Notes 4.25% due 02/15/2030*	10,000	10,600
Valvoline, Inc. Company Guar. Notes 4.38% due 08/15/2025	5,000	5,164
W.R. Grace & Co. Company Guar. Notes 4.88% due 06/15/2027*	10,000	10,605
W.R. Grace & Co. Company Guar. Notes 5.63% due 10/01/2024*	25,000	26,969
		217,660

Circuit Boards — 0.0%
TTM Technologies, Inc. Company Guar. Notes 5.63% due 10/01/2025*	25,000	25,594
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	27,000	30,503
Commercial Services — 0.0%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	9,000	9,024
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.63% due 10/01/2028*	10,000	10,865
TMS International Corp. Senior Notes 7.25% due 08/15/2025*	15,000	15,225
		35,114
Commercial Services-Finance — 0.1%
Global Payments, Inc. Senior Notes 2.90% due 05/15/2030	40,000	43,555
IHS Markit, Ltd. Senior Notes 4.75% due 08/01/2028	20,000	24,631
Moody's Corp. Senior Bonds 2.55% due 08/18/2060	25,000	23,409
MPH Acquisition Holdings LLC Company Guar. Notes 5.75% due 11/01/2028*	10,000	9,828
Refinitiv US Holdings, Inc. Senior Sec. Notes 6.25% due 05/15/2026*	35,000	37,362
S&P Global, Inc. Company Guar. Notes 1.25% due 08/15/2030	13,000	12,816
S&P Global, Inc. Company Guar. Notes 2.50% due 12/01/2029	19,000	20,723
Sabre GLBL, Inc. Senior Sec. Notes 9.25% due 04/15/2025*	20,000	23,800
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. Company Guar. Notes 4.63% due 11/01/2026*	15,000	15,600
		211,724
Computer Services — 0.0%
Banff Merger Sub, Inc. Senior Notes 9.75% due 09/01/2026*	20,000	21,603
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Sec. Notes 5.75% due 06/01/2025*	5,000	5,312
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*	45,000	46,510
		73,425
Computers — 0.1%
Apple, Inc. Senior Notes 4.38% due 05/13/2045	28,000	38,373
Dell International LLC/EMC Corp. Senior Sec. Notes 5.85% due 07/15/2025*	5,000	6,004
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026*	22,000	26,839
Dell International LLC/EMC Corp. Company Guar. Notes 7.13% due 06/15/2024*	10,000	10,371
Dell International LLC/EMC Corp. Senior Sec. Notes 8.35% due 07/15/2046*	8,000	12,103
		93,690
Computers-Integrated Systems — 0.0%
Diebold Nixdorf, Inc.
Company Guar. Notes
8.50% due 04/15/2024	10,000	10,125
Diebold Nixdorf, Inc. Senior Sec. Notes 9.38% due 07/15/2025*	10,000	11,200
		21,325
Computers-Memory Devices — 0.0%
Western Digital Corp. Company Guar. Notes 4.75% due 02/15/2026	10,000	11,050
Consulting Services — 0.0%
Gartner, Inc. Company Guar. Notes 3.75% due 10/01/2030*	5,000	5,269
Gartner, Inc. Company Guar. Notes 4.50% due 07/01/2028*	5,000	5,275
		10,544
Consumer Products-Misc. — 0.0%
Spectrum Brands, Inc. Company Guar. Notes 5.00% due 10/01/2029*	10,000	10,739
Spectrum Brands, Inc. Company Guar. Notes 6.13% due 12/15/2024	30,000	30,637
		41,376

Containers-Metal/Glass — 0.1%
BWAY Holding Co. Senior Sec. Notes 5.50% due 04/15/2024*	30,000	30,592
BWAY Holding Co. Senior Notes 7.25% due 04/15/2025*	15,000	15,150
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	25,000	30,437
Greif, Inc. Company Guar. Notes 6.50% due 03/01/2027*	20,000	21,150
Mauser Packaging Solutions Holding Co. Senior Sec. Notes 8.50% due 04/15/2024*	5,000	5,175
Owens-Brockway Glass Container, Inc. Company Guar. Notes 6.63% due 05/13/2027*	5,000	5,413
		107,917
Containers-Paper/Plastic — 0.0%
Berry Global Escrow Corp. Sec. Notes 5.63% due 07/15/2027*	5,000	5,377
Berry Global, Inc. Sec. Notes 4.50% due 02/15/2026*	5,000	5,112
Berry Global, Inc. Senior Sec. Notes 4.88% due 07/15/2026*	5,000	5,371
Berry Global, Inc. Sec. Notes 5.13% due 07/15/2023	7,000	7,087
Crown Americas LLC/Crown Americas Capital Corp. Company Guar. Notes 4.75% due 02/01/2026	10,000	10,375
Graphic Packaging International LLC Company Guar. Notes 3.50% due 03/01/2029*	10,000	10,225
WestRock MWV LLC Company Guar. Notes 7.95% due 02/15/2031	1,000	1,428
WestRock MWV LLC Company Guar. Notes 8.20% due 01/15/2030	20,000	28,502
		73,477
Data Processing/Management — 0.1%
Dun & Bradstreet Corp. Senior Sec. Notes 6.88% due 08/15/2026*	3,000	3,225
Fidelity National Information Services, Inc. Senior Notes 3.00% due 08/15/2026	3,000	3,338
Fidelity National Information Services, Inc. Senior Notes 3.75% due 05/21/2029	9,000	10,566
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	54,000	64,275
Fiserv, Inc. Senior Notes 4.20% due 10/01/2028	60,000	71,538
		152,942
Diagnostic Equipment — 0.0%
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA Senior Notes 7.38% due 06/01/2025*	5,000	5,325
Direct Marketing — 0.0%
Terrier Media Buyer, Inc. Company Guar. Notes 8.88% due 12/15/2027*	20,000	22,050
Distribution/Wholesale — 0.0%
ABC Supply Co., Inc. Senior Sec. Notes 4.00% due 01/15/2028*	5,000	5,175
American Builders & Contractors Supply Co., Inc. Company Guar. Notes 5.88% due 05/15/2026*	5,000	5,181
CD&R Waterworks Merger Sub LLC
Senior Notes
6.13% due 08/15/2025*	5,000	5,169
PolyOne Corp. Senior Notes 5.75% due 05/15/2025*	5,000	5,312
Univar Solutions USA, Inc. Company Guar. Notes 5.13% due 12/01/2027*	20,000	21,125
		41,962
Diversified Banking Institutions — 0.3%
Bank of America Corp. Senior Notes 2.50% due 02/13/2031	44,000	46,731
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	40,000	45,348
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	105,000	124,124
Goldman Sachs Group, Inc. Senior Notes 2.60% due 02/07/2030	21,000	22,589
Goldman Sachs Group, Inc. Senior Notes 3.85% due 01/26/2027	44,000	50,213
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	48,000	56,945

Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	9,000	13,771
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	23,000	25,222
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	38,000	41,221
JPMorgan Chase & Co. VRS Senior Notes 3.96% due 11/15/2048(3)	85,000	106,975
		533,139
Diversified Manufacturing Operations — 0.0%
Amsted Industries, Inc. Senior Notes 4.63% due 05/15/2030*	10,000	10,475
Amsted Industries, Inc. Company Guar. Notes 5.63% due 07/01/2027*	10,000	10,625
		21,100
Drug Delivery Systems — 0.0%
Becton Dickinson & Co. Senior Notes 2.82% due 05/20/2030	30,000	32,973
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 1.50% due 06/03/2030	38,000	38,646
Amazon.com, Inc. Senior Notes 3.15% due 08/22/2027	22,000	25,049
Amazon.com, Inc. Senior Notes 4.05% due 08/22/2047	22,000	29,050
		92,745
E-Commerce/Services — 0.0%
Go Daddy Operating Co. LLC/GD Finance Co., Inc. Company Guar. Notes 5.25% due 12/01/2027*	5,000	5,263
Match Group Holdings II LLC Senior Notes 4.13% due 08/01/2030*	5,000	5,200
Match Group Holdings II LLC Senior Notes 4.63% due 06/01/2028*	10,000	10,481
Match Group Holdings II LLC Senior Notes 5.00% due 12/15/2027*	16,000	17,005
TripAdvisor, Inc Company Guar. Notes 7.00% due 07/15/2025*	20,000	21,600
		59,549
Educational Software — 0.0%
Ascend Learning LLC Senior Notes 6.88% due 08/01/2025*	25,000	25,700
Electric Products-Misc. — 0.0%
WESCO Distribution, Inc. Company Guar. Notes 7.13% due 06/15/2025*	10,000	10,998
WESCO Distribution, Inc. Company Guar. Notes 7.25% due 06/15/2028*	15,000	17,060
		28,058
Electric-Distribution — 0.0%
Commonwealth Edison Co. 1st Mtg. Notes 5.88% due 02/01/2033	25,000	34,187
Electric-Generation — 0.1%
Vistra Operations Co. LLC Senior Sec. Notes 3.55% due 07/15/2024*	30,000	32,488
Vistra Operations Co. LLC Senior Sec. Notes 4.30% due 07/15/2029*	25,000	28,376
Vistra Operations Co. LLC
Company Guar. Notes
5.00% due 07/31/2027*	10,000	10,600
Vistra Operations Co. LLC Company Guar. Notes 5.50% due 09/01/2026*	25,000	26,055
Vistra Operations Co. LLC Company Guar. Notes 5.63% due 02/15/2027*	10,000	10,636
		108,155
Electric-Integrated — 0.2%
AES Corp. Senior Notes 2.45% due 01/15/2031*	40,000	40,540
AES Corp. Senior Notes 3.30% due 07/15/2025*	5,000	5,450
American Electric Power Co., Inc. Senior Notes 4.30% due 12/01/2028	40,000	47,807
Appalachian Power Co. Senior Notes 5.80% due 10/01/2035	20,000	27,794
Berkshire Hathaway Energy Co. Senior Notes 6.50% due 09/15/2037	5,000	7,194
Consolidated Edison Co. of New York, Inc. Senior Notes 4.20% due 03/15/2042	10,000	12,146

Duke Energy Ohio, Inc. 1st Mtg. Notes 3.65% due 02/01/2029	41,000	47,500
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	8,000	8,720
Pacific Gas & Electric Co. 1st Mtg. Notes 2.10% due 08/01/2027	10,000	10,176
Pacific Gas & Electric Co. 1st Mtg. Notes 2.50% due 02/01/2031	25,000	25,091
Pacific Gas & Electric Co. 1st Mtg. Notes 2.95% due 03/01/2026	15,000	15,872
Pacific Gas & Electric Co. 1st Mtg. Notes 3.30% due 03/15/2027	25,000	26,779
PacifiCorp 1st Mtg. Notes 2.70% due 09/15/2030	16,000	17,584
PacifiCorp 1st Mtg. Notes 6.25% due 10/15/2037	15,000	22,402
		315,055
Electronic Components-Semiconductors — 0.1%
Broadcom, Inc. Company Guar. Notes 4.15% due 11/15/2030	91,000	105,356
Microchip Technology, Inc. Company Guar. Notes 4.25% due 09/01/2025*	20,000	21,159
Microchip Technology, Inc. Senior Sec. Notes 4.33% due 06/01/2023	38,000	41,136
Qorvo, Inc. Company Guar. Notes 3.38% due 04/01/2031*	10,000	10,325
		177,976
Electronic Measurement Instruments — 0.0%
Itron, Inc. Company Guar. Notes 5.00% due 01/15/2026*	10,000	10,213
Enterprise Software/Service — 0.1%
Boxer Parent Co., Inc. Senior Sec. Notes 7.13% due 10/02/2025*	5,000	5,427
Boxer Parent Co., Inc. Sec. Notes 9.13% due 03/01/2026*	15,000	16,125
BY Crown Parent LLC/BY Bond Finance, Inc. Senior Sec. Notes 4.25% due 01/31/2026*	5,000	5,125
Oracle Corp. Senior Notes 2.65% due 07/15/2026	22,000	24,177
salesforce.com, Inc. Senior Notes 3.70% due 04/11/2028	57,000	67,255
		118,109
Finance-Auto Loans — 0.0%
Ally Financial, Inc. Company Guar. Notes 8.00% due 11/01/2031	51,000	74,861
Finance-Consumer Loans — 0.0%
OneMain Finance Corp. Company Guar. Notes 4.00% due 09/15/2030	10,000	10,376
Finance-Credit Card — 0.0%
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	15,000	17,126
Finance-Investment Banker/Broker — 0.1%
Cantor Fitzgerald LP Notes 6.50% due 06/17/2022*	39,000	42,139
LPL Holdings, Inc.
Company Guar. Notes
5.75% due 09/15/2025*	35,000	36,205
		78,344
Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 3.25% due 10/01/2029	32,000	33,819
Air Lease Corp. Senior Notes 4.63% due 10/01/2028	43,000	49,396
		83,215
Finance-Mortgage Loan/Banker — 0.0%
Nationstar Mtg. Holdings, Inc. Company Guar. Notes 5.13% due 12/15/2030*	5,000	5,226
Nationstar Mtg. Holdings, Inc. Company Guar. Notes 5.50% due 08/15/2028*	15,000	15,750
Nationstar Mtg. Holdings, Inc. Company Guar. Notes 6.00% due 01/15/2027*	10,000	10,613
PennyMac Financial Services, Inc. Company Guar. Notes 5.38% due 10/15/2025*	20,000	21,150
		52,739
Finance-Other Services — 0.0%
BGC Partners, Inc. Senior Notes 5.13% due 05/27/2021	5,000	5,057
Intercontinental Exchange, Inc. Senior Notes 1.85% due 09/15/2032	14,000	14,121

Intercontinental Exchange, Inc. Senior Bonds 2.65% due 09/15/2040	40,000	41,053
		60,231
Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 3.00% due 06/01/2026	20,000	20,885
Kraft Heinz Foods Co. Company Guar. Notes 3.88% due 05/15/2027*	15,000	16,160
Kraft Heinz Foods Co. Company Guar. Notes 5.00% due 07/15/2035	20,000	24,245
Lamb Weston Holdings, Inc. Company Guar. Notes 4.88% due 11/01/2026*	63,000	65,854
Lamb Weston Holdings, Inc. Company Guar. Notes 4.88% due 05/15/2028*	10,000	11,163
		138,307
Food-Retail — 0.0%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 4.63% due 01/15/2027*	15,000	15,956
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 4.88% due 02/15/2030*	5,000	5,509
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 7.50% due 03/15/2026*	15,000	16,786
Fresh Market, Inc. Senior Sec. Notes 9.75% due 05/01/2023*	25,000	25,750
		64,001
Footwear & Related Apparel — 0.0%
Wolverine World Wide, Inc. Company Guar. Notes 5.00% due 09/01/2026*	10,000	10,200
Wolverine World Wide, Inc. Company Guar. Notes 6.38% due 05/15/2025*	10,000	10,650
		20,850
Funeral Services & Related Items — 0.0%
Carriage Services, Inc. Company Guar. Notes 6.63% due 06/01/2026*	15,000	16,031
Service Corp. International Senior Notes 3.38% due 08/15/2030	10,000	10,402
Service Corp. International Senior Notes 4.63% due 12/15/2027	15,000	15,975
Service Corp. International Senior Notes 5.13% due 06/01/2029	20,000	22,150
		64,558
Gambling (Non-Hotel) — 0.1%
Caesars Resort Collection LLC/CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	25,000	25,265
Scientific Games International, Inc. Company Guar. Notes 7.00% due 05/15/2028*	5,000	5,376
Scientific Games International, Inc. Company Guar. Notes 7.25% due 11/15/2029*	20,000	21,950
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. Company Guar. Notes 5.13% due 10/01/2029*	20,000	20,950
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. Senior Notes 7.75% due 04/15/2025*	5,000	5,419
		78,960
Garden Products — 0.0%
Scotts Miracle-Gro Co. Company Guar. Notes 4.50% due 10/15/2029	25,000	26,937
Golf — 0.0%
Constellation Merger Sub, Inc. Senior Notes 8.50% due 09/15/2025*	20,000	18,600
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*	10,000	10,433
Clean Harbors, Inc. Company Guar. Notes 5.13% due 07/15/2029*	5,000	5,463
		15,896
Home Decoration Products — 0.0%
Newell Brands, Inc. Senior Notes 4.70% due 04/01/2026	15,000	16,522
Newell Brands, Inc. Senior Notes 4.88% due 06/01/2025	10,000	11,003
		27,525
Hotels/Motels — 0.1%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. Company Guar. Notes 4.88% due 04/01/2027	47,000	49,746

Marriott International, Inc. Senior Notes 4.63% due 06/15/2030	20,000	23,470
Marriott International, Inc. Senior Notes 5.75% due 05/01/2025	20,000	23,394
		96,610
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 4.50% due 02/15/2028*	25,000	26,000
Calpine Corp. Senior Notes 5.00% due 02/01/2031*	5,000	5,225
Calpine Corp. Senior Sec. Notes 5.25% due 06/01/2026*	21,000	21,725
NRG Energy, Inc. Senior Sec. Notes 3.75% due 06/15/2024*	50,000	54,704
NRG Energy, Inc. Senior Sec. Notes 4.45% due 06/15/2029*	65,000	75,377
NRG Energy, Inc. Company Guar. Notes 5.25% due 06/15/2029*	5,000	5,500
NRG Energy, Inc. Company Guar. Notes 5.75% due 01/15/2028	10,000	10,925
NRG Energy, Inc. Company Guar. Notes 6.63% due 01/15/2027	5,000	5,280
NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026	10,000	10,550
		215,286
Insurance Brokers — 0.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer Senior Notes 6.75% due 10/15/2027*	20,000	21,400
HUB International, Ltd. Senior Notes 7.00% due 05/01/2026*	20,000	20,916
Marsh & McLennan Cos., Inc. Senior Notes 4.38% due 03/15/2029	25,000	30,438
USI, Inc. Senior Notes 6.88% due 05/01/2025*	10,000	10,250
		83,004
Insurance-Life/Health — 0.0%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	20,000	23,215
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2029	15,000	18,109
Teachers Insurance & Annuity Assoc. of America Sub. Notes 6.85% due 12/16/2039*	15,000	23,595
		64,919
Insurance-Mutual — 0.0%
Massachusetts Mutual Life Insurance Co. Sub. Notes 3.73% due 10/15/2070*	51,000	56,307
Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 2.85% due 10/15/2050	10,000	10,710
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.30% due 05/15/2043	25,000	33,122
		43,832
Internet Content-Entertainment — 0.0%
Netflix, Inc. Senior Notes 4.88% due 04/15/2028	15,000	16,915
Netflix, Inc.
Senior Notes
4.88% due 06/15/2030*	5,000	5,750
Netflix, Inc.
Senior Notes
5.38% due 11/15/2029*	10,000	11,788
Netflix, Inc. Senior Notes 5.88% due 11/15/2028	25,000	29,969
Netflix, Inc. Senior Notes 6.38% due 05/15/2029	5,000	6,175
		70,597
Internet Content-Information/News — 0.0%
Arches Buyer, Inc. Senior Sec. Notes 4.25% due 06/01/2028*	5,000	5,064
Investment Companies — 0.1%
Ares Capital Corp. Senior Notes 3.88% due 01/15/2026	65,000	70,433
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 4.75% due 09/15/2024	10,000	10,388
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 5.25% due 05/15/2027	10,000	10,720

Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 6.25% due 05/15/2026	25,000	26,472
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 6.75% due 02/01/2024	10,000	10,170
		128,183
Investment Management/Advisor Services — 0.0%
AG Issuer LLC Senior Sec. Notes 6.25% due 03/01/2028*	15,000	15,169
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. Senior Notes 4.88% due 04/15/2045*	15,000	17,009
		32,178
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Senior Notes 3.10% due 03/01/2030	7,000	7,634
Oshkosh Corp. Senior Notes 4.60% due 05/15/2028	28,000	33,050
		40,684
Machinery-General Industrial — 0.1%
Otis Worldwide Corp. Senior Notes 2.57% due 02/15/2030	30,000	32,215
RBS Global, Inc./Rexnord LLC Company Guar. Notes 4.88% due 12/15/2025*	15,000	15,281
Stevens Holding Co, Inc. Company Guar. Notes 6.13% due 10/01/2026*	20,000	21,600
Tennant Co. Company Guar. Notes 5.63% due 05/01/2025	10,000	10,413
		79,509
Machinery-Thermal Process — 0.0%
GrafTech Finance, Inc. Senior Sec. Notes 4.63% due 12/15/2028*	5,000	5,056
Medical-Biomedical/Gene — 0.0%
Amgen, Inc. Senior Notes 2.60% due 08/19/2026	8,000	8,734
Amgen, Inc. Senior Notes 4.66% due 06/15/2051	23,000	31,373
Emergent BioSolutions, Inc. Company Guar. Notes 3.88% due 08/15/2028*	5,000	5,177
		45,284
Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	110,000	123,276
Bausch Health Americas, Inc. Company Guar. Notes 8.50% due 01/31/2027*	15,000	16,683
Bristol-Myers Squibb Co. Senior Notes 2.55% due 11/13/2050	20,000	20,419
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029	110,000	128,058
Zoetis, Inc. Senior Notes 2.00% due 05/15/2030	3,000	3,106
Zoetis, Inc. Senior Notes 3.90% due 08/20/2028	57,000	67,152
		358,694
Medical-Generic Drugs — 0.0%
Viatris, Inc. Company Guar. Notes 2.30% due 06/22/2027*	25,000	26,616
Medical-HMO — 0.1%
Centene Corp.
Senior Notes
3.00% due 10/15/2030	10,000	10,599
Centene Corp. Senior Notes 4.63% due 12/15/2029	30,000	33,306
Centene Corp. Senior Notes 5.38% due 06/01/2026*	10,000	10,547
Centene Corp. Senior Notes 5.38% due 08/15/2026*	10,000	10,563
UnitedHealth Group, Inc. Senior Notes 2.00% due 05/15/2030	2,000	2,121
UnitedHealth Group, Inc. Senior Notes 3.85% due 06/15/2028	60,000	71,339
		138,475
Medical-Hospitals — 0.2%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.63% due 03/15/2027*	5,000	5,376
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.63% due 02/15/2025*	15,000	15,787

CHS/Community Health Systems, Inc. Senior Sec. Notes 8.00% due 03/15/2026*	15,000	16,163
CHS/Community Health Systems, Inc. Sec. Notes 8.13% due 06/30/2024*	17,000	17,595
CHS/Community Health Systems, Inc. Sec. Notes 9.88% due 06/30/2023*(8)	5,000	5,256
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	5,000	5,313
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	35,000	40,603
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	45,000	53,258
HCA, Inc. Company Guar. Notes 5.38% due 09/01/2026	30,000	34,482
HCA, Inc. Senior Sec. Notes 5.50% due 06/15/2047	10,000	13,357
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024	10,000	10,250
Tenet Healthcare Corp. Senior Sec. Notes 4.88% due 01/01/2026*	45,000	47,075
Tenet Healthcare Corp. Senior Sec. Notes 5.13% due 11/01/2027*	30,000	31,762
Tenet Healthcare Corp. Sec. Notes 6.25% due 02/01/2027*	10,000	10,600
Tenet Healthcare Corp. Senior Sec. Notes 7.50% due 04/01/2025*	5,000	5,463
		312,340
Medical-Outpatient/Home Medical — 0.0%
Air Methods Corp Senior Notes 8.00% due 05/15/2025*	15,000	12,675
Global Medical Response, Inc. Senior Sec. Notes 6.50% due 10/01/2025*	10,000	10,450
		23,125
Metal Processors & Fabrication — 0.0%
Park-Ohio Industries, Inc. Company Guar. Notes 6.63% due 04/15/2027	20,000	20,700
Metal-Aluminum — 0.0%
Novelis Corp. Company Guar. Notes 4.75% due 01/30/2030*	10,000	10,774
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	40,000	41,800
		52,574
Metal-Copper — 0.0%
Freeport-McMoRan, Inc. Company Guar. Notes 4.38% due 08/01/2028	15,000	15,937
Freeport-McMoRan, Inc. Company Guar. Notes 4.63% due 08/01/2030	10,000	10,975
Freeport-McMoRan, Inc. Company Guar. Notes 5.45% due 03/15/2043	5,000	6,225
		33,137
Metal-Diversified — 0.0%
Glencore Funding LLC Company Guar. Notes 1.63% due 09/01/2025*	16,000	16,460
Glencore Funding LLC Company Guar. Notes 4.00% due 04/16/2025*	16,000	17,904
Glencore Funding LLC
Company Guar. Notes
4.63% due 04/29/2024*	20,000	22,336
		56,700
Motion Pictures & Services — 0.0%
Lions Gate Capital Holdings LLC Company Guar. Notes 5.88% due 11/01/2024*	10,000	10,150
Lions Gate Capital Holdings LLC Company Guar. Notes 6.38% due 02/01/2024*	15,000	15,375
		25,525
Multimedia — 0.0%
Walt Disney Co. Company Guar. Notes 4.75% due 09/15/2044	20,000	27,448
Walt Disney Co. Company Guar. Notes 7.75% due 01/20/2024	14,000	16,867
Walt Disney Co. Company Guar. Notes 7.75% due 12/01/2045	3,000	5,419
		49,734
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 3.00% due 02/15/2031*	15,000	14,700
WMG Acquisition Corp. Company Guar. Notes 5.50% due 04/15/2026*	10,000	10,362
		25,062

Non-Hazardous Waste Disposal — 0.0%
Waste Pro USA, Inc. Senior Notes 5.50% due 02/15/2026*	30,000	30,675
Oil & Gas Drilling — 0.0%
Nabors Industries, Inc. Company Guar. Notes 5.75% due 02/01/2025	5,000	2,606
Nabors Industries, Inc. Company Guar. Notes 9.00% due 02/01/2025*	5,250	4,988
		7,594
Oil Companies-Exploration & Production — 0.3%
Antero Resources Corp. Company Guar. Notes 5.13% due 12/01/2022	14,000	13,965
Antero Resources Corp. Company Guar. Notes 8.38% due 07/15/2026*	10,000	10,207
Apache Corp. Senior Notes 4.38% due 10/15/2028	10,000	10,410
Apache Corp. Senior Notes 4.63% due 11/15/2025	5,000	5,285
Apache Corp. Senior Notes 4.88% due 11/15/2027	5,000	5,300
Apache Corp. Senior Notes 5.10% due 09/01/2040	10,000	10,662
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Senior Notes 10.00% due 04/01/2022*	11,000	11,220
Comstock Resources, Inc. Company Guar. Notes 9.75% due 08/15/2026	5,000	5,375
Comstock Resources, Inc. Company Guar. Notes 9.75% due 08/15/2026	10,000	10,775
Concho Resources, Inc. Company Guar. Notes 3.75% due 10/01/2027	43,000	49,145
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	15,000	15,378
Continental Resources, Inc. Company Guar. Notes 5.75% due 01/15/2031*	10,000	11,100
Covey Park Energy LLC/Covey Park Finance Corp. Company Guar. Notes 7.50% due 05/15/2025*	10,000	10,246
Devon Energy Corp. Senior Notes 5.60% due 07/15/2041	10,000	12,230
Devon Energy Corp. Senior Notes 7.95% due 04/15/2032	15,000	21,025
Devon Financing Co. LLC Senior Notes 7.88% due 09/30/2031	10,000	13,909
Diamondback Energy, Inc. Company Guar. Notes 3.25% due 12/01/2026	35,000	37,369
Diamondback Energy, Inc. Company Guar. Notes 4.75% due 05/31/2025	10,000	11,258
Diamondback Energy, Inc. Company Guar. Notes 5.38% due 05/31/2025	5,000	5,205
Double Eagle III Midco 1 LLC/Double Eagle Finance Corp. Senior Notes 7.75% due 12/15/2025*	15,000	15,906
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.75% due 01/30/2028*	25,000	26,967
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 6.63% due 07/15/2025*	15,000	16,050
Indigo Natural Resources LLC
Senior Notes
6.88% due 02/15/2026*	15,000	15,337
Noble Energy, Inc. Senior Notes 6.00% due 03/01/2041	5,000	7,606
Occidental Petroleum Corp. Senior Notes 3.50% due 06/15/2025	10,000	9,660
Occidental Petroleum Corp. Senior Notes 4.85% due 03/15/2021	10,000	10,000
Occidental Petroleum Corp. Senior Notes 5.88% due 09/01/2025	5,000	5,325
Occidental Petroleum Corp. Senior Notes 6.13% due 01/01/2031	5,000	5,351
Occidental Petroleum Corp. Senior Notes 6.45% due 09/15/2036	15,000	15,705
Occidental Petroleum Corp. Senior Notes 6.63% due 09/01/2030	10,000	10,857
Ovintiv Exploration, Inc. Company Guar. Notes 5.38% due 01/01/2026	5,000	5,366
Ovintiv Exploration, Inc. Company Guar. Notes 5.63% due 07/01/2024	5,000	5,356
Ovintiv, Inc. Company Guar. Notes 7.38% due 11/01/2031	5,000	5,937

SM Energy Co. Senior Notes 5.00% due 01/15/2024	15,000	12,825
SM Energy Co. Senior Notes 6.13% due 11/15/2022	4,000	3,860
SM Energy Co. Senior Notes 6.63% due 01/15/2027	10,000	7,975
SM Energy Co. Senior Notes 6.75% due 09/15/2026	10,000	8,050
SM Energy Co. Sec. Notes 10.00% due 01/15/2025*	5,000	5,375
Viper Energy Partners LP Company Guar. Notes 5.38% due 11/01/2027*	20,000	20,900
WPX Energy, Inc. Senior Notes 4.50% due 01/15/2030	5,000	5,300
WPX Energy, Inc. Senior Notes 5.25% due 10/15/2027	15,000	15,894
WPX Energy, Inc. Senior Notes 5.75% due 06/01/2026	10,000	10,513
WPX Energy, Inc. Senior Notes 5.88% due 06/15/2028	10,000	10,900
WPX Energy, Inc. Senior Notes 8.25% due 08/01/2023	10,000	11,381
		538,460
Oil Companies-Integrated — 0.0%
BP Capital Markets America, Inc. Company Guar. Notes 3.12% due 05/04/2026	15,000	16,607
BP Capital Markets America, Inc. Company Guar. Notes 3.94% due 09/21/2028	43,000	50,482
		67,089
Oil-Field Services — 0.0%
ChampionX Corp Company Guar. Notes 6.38% due 05/01/2026	20,000	20,200
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	15,000	15,675
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 09/01/2027	10,000	10,676
		46,551
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 4.75% due 08/15/2028*	5,000	5,175
Georgia-Pacific LLC Senior Notes 2.10% due 04/30/2027*	52,000	54,899
International Paper Co. Senior Notes 8.70% due 06/15/2038	5,000	8,460
Mercer International, Inc. Senior Notes 5.50% due 01/15/2026	15,000	15,272
Mercer International, Inc. Senior Notes 6.50% due 02/01/2024	10,000	10,137
		93,943
Pharmacy Services — 0.0%
CVS Pass-Through Trust Pass-Through Certs. 7.51% due 01/10/2032*	54,576	67,091
Pipelines — 0.3%
Buckeye Partners LP Senior Notes 3.95% due 12/01/2026	5,000	5,065
Buckeye Partners LP
Senior Notes
4.50% due 03/01/2028*	5,000	5,150
Buckeye Partners LP Senior Notes 5.85% due 11/15/2043	5,000	4,920
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027	83,000	98,187
DCP Midstream Operating LP Company Guar. Notes 5.63% due 07/15/2027	10,000	11,100
DCP Midstream Operating LP Company Guar. Notes 6.75% due 09/15/2037*	20,000	21,600
El Paso Natural Gas Co. LLC Company Guar. Notes 8.38% due 06/15/2032	30,000	42,247
Energy Transfer LP/Regency Energy Finance Corp. Company Guar. Notes 4.50% due 11/01/2023	9,000	9,745
Energy Transfer Operating LP Company Guar. Notes 2.90% due 05/15/2025	16,000	16,927
Energy Transfer Operating LP Company Guar. Notes 5.88% due 01/15/2024	36,000	40,467
Energy Transfer Operating LP Company Guar. Notes 6.50% due 02/01/2042	2,000	2,440
EnLink Midstream LLC Company Guar. Notes 5.63% due 01/15/2028*	5,000	5,101

Enterprise Products Operating LLC Company Guar. Notes 2.80% due 01/31/2030	75,000	81,286
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	15,000	17,587
Global Partners LP/GLP Finance Corp. Company Guar. Notes 6.88% due 01/15/2029*	5,000	5,413
Hess Midstream Operations LP Company Guar. Notes 5.63% due 02/15/2026*	30,000	31,200
Hess Midstream Partners LP Company Guar. Notes 5.13% due 06/15/2028*	10,000	10,453
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 5.00% due 02/01/2028*	15,000	15,112
Kinder Morgan Energy Partners LP Company Guar. Notes 5.40% due 09/01/2044	4,000	5,014
Kinder Morgan, Inc. Company Guar. Notes 7.75% due 01/15/2032	24,000	34,697
Rattler Midstream LP Company Guar. Notes 5.63% due 07/15/2025*	10,000	10,563
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	35,000	40,132
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.00% due 03/15/2027	17,000	20,044
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 5.50% due 01/15/2028*	20,000	20,425
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 6.00% due 12/31/2030*	15,000	15,436
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 7.50% due 10/01/2025*	5,000	5,398
Targa Resources Partners Co. Company Guar. Notes 6.88% due 01/15/2029	5,000	5,631
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.00% due 01/15/2028	30,000	31,667
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.50% due 03/01/2030	5,000	5,429
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.50% due 07/15/2027	15,000	16,275
		634,711
Private Equity — 0.0%
KKR Group Finance Co. VI LLC Company Guar. Notes 3.75% due 07/01/2029*	30,000	34,908
Protection/Safety — 0.0%
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 3.38% due 08/31/2027*	10,000	9,925
Prime Security Services Borrower LLC/Prime Finance, Inc. Sec. Notes 6.25% due 01/15/2028*	15,000	16,104
		26,029
Publishing-Periodicals — 0.0%
Meredith Corp. Senior Sec. Notes 6.50% due 07/01/2025*	15,000	15,900
Meredith Corp. Company Guar. Notes 6.88% due 02/01/2026	35,000	34,125
		50,025
Quarrying — 0.0%
Compass Minerals International, Inc. Company Guar. Notes 4.88% due 07/15/2024*	5,000	5,187
Compass Minerals International, Inc.
Company Guar. Notes
6.75% due 12/01/2027*	20,000	21,650
		26,837
Racetracks — 0.0%
Penn National Gaming, Inc. Senior Notes 5.63% due 01/15/2027*	20,000	20,875
Radio — 0.1%
Entercom Media Corp. Sec. Notes 6.50% due 05/01/2027*	15,000	15,244
Entercom Media Corp. Company Guar. Notes 7.25% due 11/01/2024*	15,000	14,962
Townsquare Media, Inc. Company Guar. Notes 6.50% due 04/01/2023*	25,000	25,440
Townsquare Media, Inc. Senior Sec. Notes 6.88% due 02/01/2026*	30,000	31,420
		87,066

Real Estate Investment Trusts — 0.3%
American Tower Corp. Senior Notes 2.75% due 01/15/2027	14,000	15,189
American Tower Corp. Senior Notes 2.90% due 01/15/2030	28,000	30,520
Crown Castle International Corp. Senior Notes 3.65% due 09/01/2027	20,000	22,580
Crown Castle International Corp. Senior Bonds 3.80% due 02/15/2028	41,000	47,254
Crown Castle International Corp. Senior Notes 4.75% due 05/15/2047	5,000	6,424
Digital Realty Trust LP Company Guar. Notes 4.45% due 07/15/2028	74,000	88,973
Diversified Healthcare Trust Company Guar. Notes 9.75% due 06/15/2025	35,000	39,765
Equinix, Inc. Senior Notes 3.20% due 11/18/2029	48,000	52,693
Equinix, Inc. Senior Notes 5.38% due 05/15/2027	10,000	10,900
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	10,000	10,250
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.25% due 06/01/2025	10,000	11,251
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	10,000	11,477
Iron Mountain, Inc. Company Guar. Notes 4.88% due 09/15/2027*	10,000	10,450
Iron Mountain, Inc. Company Guar. Notes 5.25% due 03/15/2028*	20,000	21,106
iStar, Inc. Senior Notes 4.25% due 08/01/2025	20,000	19,750
iStar, Inc. Senior Notes 4.75% due 10/01/2024	15,000	15,187
iStar, Inc. Senior Notes 5.50% due 02/15/2026	15,000	15,300
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. Company Guar. Notes 4.25% due 02/01/2027*	15,000	14,737
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. Company Guar. Notes 5.25% due 10/01/2025*	10,000	9,975
Prologis LP Senior Notes 2.13% due 04/15/2027	6,000	6,438
Prologis LP Senior Notes 2.25% due 04/15/2030	14,000	15,002
Service Properties Trust Company Guar. Notes 7.50% due 09/15/2025	5,000	5,762
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	15,000	15,375
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	20,000	29,992
		526,350
Real Estate Management/Services — 0.0%
CBRE Services, Inc. Company Guar. Notes 4.88% due 03/01/2026	13,000	15,360
Real Estate Operations & Development — 0.0%
Howard Hughes Corp.
Company Guar. Notes
5.38% due 03/15/2025*	15,000	15,469
Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 3.85% due 11/15/2024*	15,000	16,679
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*	39,000	54,767
		71,446
Research & Development — 0.0%
Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 4.63% due 06/15/2025*	5,000	5,273
Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 5.00% due 06/15/2028*	5,000	5,338
		10,611
Resorts/Theme Parks — 0.0%
Six Flags Entertainment Corp. Company Guar. Notes 5.50% due 04/15/2027*	15,000	15,412
Six Flags Theme Parks, Inc. Senior Sec. Notes 7.00% due 07/01/2025*	15,000	16,200
		31,612

Retail-Apparel/Shoe — 0.0%
Gap, Inc. Senior Sec. Notes 8.38% due 05/15/2023*	10,000	11,338
Gap, Inc. Senior Sec. Notes 8.63% due 05/15/2025*	5,000	5,576
L Brands, Inc. Company Guar. Notes 6.63% due 10/01/2030*	10,000	11,125
L Brands, Inc. Company Guar. Notes 6.75% due 07/01/2036	10,000	11,141
L Brands, Inc. Senior Sec. Notes 6.88% due 07/01/2025*	5,000	5,429
L Brands, Inc. Company Guar. Notes 7.50% due 06/15/2029	15,000	16,687
L Brands, Inc. Company Guar. Notes 9.38% due 07/01/2025*	5,000	6,150
		67,446
Retail-Automobile — 0.0%
Penske Automotive Group, Inc. Company Guar. Notes 3.50% due 09/01/2025	5,000	5,081
Retail-Building Products — 0.0%
Beacon Roofing Supply, Inc. Senior Sec. Notes 4.50% due 11/15/2026*	15,000	15,712
Beacon Roofing Supply, Inc. Company Guar. Notes 4.88% due 11/01/2025*	10,000	10,237
LBM Acquisition LLC Company Guar. Notes 6.25% due 01/15/2029*	5,000	5,163
White Cap Buyer LLC Senior Notes 6.88% due 10/15/2028*	15,000	15,994
		47,106
Retail-Drug Store — 0.0%
Rite Aid Corp. Senior Sec. Notes 7.50% due 07/01/2025*	7,000	7,306
Rite Aid Corp. Senior Sec. Notes 8.00% due 11/15/2026*	10,000	10,700
		18,006
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	15,000	16,162
Retail-Major Department Stores — 0.0%
Nordstrom, Inc. Senior Sec. Notes 8.75% due 05/15/2025*	10,000	11,201
Retail-Office Supplies — 0.0%
Staples, Inc. Senior Sec. Notes 7.50% due 04/15/2026*	40,000	41,771
Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc. Senior Sec. Notes 5.88% due 06/01/2025*	15,000	15,413
Retail-Regional Department Stores — 0.0%
Macy's, Inc. Senior Sec. Notes 8.38% due 06/15/2025*	5,000	5,553
Retail-Restaurants — 0.1%
Golden Nugget, Inc. Senior Notes 6.75% due 10/15/2024*	25,000	24,820
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*	10,000	10,275
IRB Holding Corp.
Senior Sec. Notes
7.00% due 06/15/2025*	10,000	10,925
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 4.75% due 06/01/2027*	10,000	10,560
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*	15,000	15,563
Yum! Brands, Inc. Senior Notes 3.63% due 03/15/2031	10,000	10,108
Yum! Brands, Inc. Senior Notes 4.75% due 01/15/2030*	10,000	10,965
Yum! Brands, Inc. Senior Notes 7.75% due 04/01/2025*	5,000	5,538
		98,754
Steel-Producers — 0.0%
Big River Steel LLC/BRS Finance Corp. Senior Sec. Notes 6.63% due 01/31/2029*	15,000	16,200
Steel-Specialty — 0.0%
Allegheny Technologies, Inc. Senior Notes 7.88% due 08/15/2023	5,000	5,472
Telecommunication Equipment — 0.0%
CommScope Finance LLC Company Guar. Notes 8.25% due 03/01/2027*	5,000	5,338

CommScope Technologies LLC Company Guar. Notes 6.00% due 06/15/2025*	8,000	8,180
CommScope, Inc. Senior Sec. Notes 5.50% due 03/01/2024*	5,000	5,155
CommScope, Inc. Senior Sec. Notes 6.00% due 03/01/2026*	15,000	15,804
Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*	35,000	35,087
		69,564
Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 2.55% due 12/01/2033*	57,000	58,433
AT&T, Inc. Senior Notes 3.55% due 09/15/2055*	45,000	44,847
AT&T, Inc. Senior Notes 4.30% due 02/15/2030	41,000	48,976
AT&T, Inc. Senior Notes 4.35% due 03/01/2029	34,000	40,550
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	5,000	6,168
Frontier Communications Corp. Senior Sec. Notes 5.88% due 10/15/2027*	10,000	10,812
Frontier Communications Corp. Sec. Notes 6.75% due 05/01/2029*	15,000	16,050
Frontier Communications Corp.
Senior Notes
10.50% due 09/15/2022(13)(16)	30,000	15,600
Level 3 Financing, Inc. Company Guar. Notes 3.63% due 01/15/2029*	10,000	9,975
Level 3 Financing, Inc. Company Guar. Notes 4.63% due 09/15/2027*	15,000	15,667
Level 3 Financing, Inc. Company Guar. Notes 5.25% due 03/15/2026	270,000	278,991
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	35,000	46,147
Verizon Communications, Inc. Senior Notes 4.33% due 09/21/2028	97,000	116,810
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	10,000	13,438
Zayo Group Holdings, Inc. Senior Sec. Notes 4.00% due 03/01/2027*	5,000	5,013
Zayo Group Holdings, Inc. Senior Notes 6.13% due 03/01/2028*	5,000	5,287
		732,764
Television — 0.1%
Gray Television, Inc. Company Guar. Notes 4.75% due 10/15/2030*	10,000	10,187
Gray Television, Inc. Company Guar. Notes 7.00% due 05/15/2027*	20,000	21,900
Scripps Escrow II, Inc. Senior Sec. Notes 3.88% due 01/15/2029*	10,000	10,393
Scripps Escrow II, Inc. Senior Notes 5.38% due 01/15/2031*	5,000	5,213
Sinclair Television Group, Inc. Senior Sec. Notes 4.13% due 12/01/2030*	10,000	10,232
Sinclair Television Group, Inc.
Company Guar. Notes
5.50% due 03/01/2030*	15,000	15,600
ViacomCBS, Inc. Senior Notes 2.90% due 01/15/2027	14,000	15,362
ViacomCBS, Inc. Senior Notes 4.00% due 01/15/2026	4,000	4,578
ViacomCBS, Inc. Senior Notes 4.20% due 06/01/2029	30,000	35,887
		129,352
Theaters — 0.0%
Cinemark USA, Inc. Company Guar. Notes 4.88% due 06/01/2023	18,000	17,100
Cinemark USA, Inc. Senior Sec. Notes 8.75% due 05/01/2025*	5,000	5,400
Live Nation Entertainment, Inc. Company Guar. Notes 4.88% due 11/01/2024*	5,000	5,063
Live Nation Entertainment, Inc. Company Guar. Notes 5.63% due 03/15/2026*	10,000	10,275
Live Nation Entertainment, Inc. Senior Sec. Notes 6.50% due 05/15/2027*	10,000	11,185
		49,023
Tools-Hand Held — 0.0%
Werner FinCo LP/Werner FinCo, Inc, Company Guar. Notes 8.75% due 07/15/2025*	20,000	21,200

Toys — 0.0%
Mattel, Inc. Company Guar. Notes 5.88% due 12/15/2027*	20,000	22,225
Transactional Software — 0.0%
Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*	10,000	10,237
Solera LLC/Solera Finance, Inc. Senior Notes 10.50% due 03/01/2024*	15,000	15,544
		25,781
Transport-Rail — 0.0%
Watco Cos. LLC/Finance Co. Senior Notes 6.50% due 06/15/2027*	35,000	37,887
Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	12,000	13,343
Veterinary Diagnostics — 0.0%
Elanco Animal Health, Inc. Senior Notes 5.90% due 08/28/2028	15,000	17,700
Web Portals/ISP — 0.0%
Alphabet, Inc. Senior Notes 2.00% due 08/15/2026	27,000	28,950
Alphabet, Inc. Senior Notes 2.25% due 08/15/2060	38,000	36,745
		65,695
Total U.S. Corporate Bonds & Notes (cost $11,504,242)		12,656,699

FOREIGN CORPORATE BONDS & NOTES — 0.7%
Agricultural Chemicals — 0.0%
Nutrien, Ltd. Senior Notes 2.95% due 05/13/2030	8,000	8,798
Nutrien, Ltd. Senior Notes 4.20% due 04/01/2029	33,000	39,459
		48,257
Airlines — 0.0%
Delta Air Lines/Skymiles Senior Sec. Notes 4.75% due 10/20/2028*	25,000	27,288
Auto/Truck Parts & Equipment-Original — 0.0%
American Axle & Manufacturing, Inc. Company Guar. Notes 6.25% due 04/01/2025	5,000	5,175
Clarios Global LP Senior Sec. Notes 6.75% due 05/15/2025*	10,000	10,775
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. Senior Sec. Notes 6.25% due 05/15/2026*	10,000	10,725
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. Company Guar. Notes 8.50% due 05/15/2027*	15,000	16,296
		42,971
Banks-Commercial — 0.1%
Bank of Montreal Sub. Notes 3.80% due 12/15/2032	10,000	11,335
Royal Bank of Canada Sub. Notes 4.65% due 01/27/2026	37,000	43,680
Toronto-Dominion Bank Sub. Notes 3.63% due 09/15/2031	15,000	17,000
Westpac Banking Corp. Sub. Notes 2.96% due 11/16/2040	22,000	23,427
Westpac Banking Corp. Sub. Notes 4.42% due 07/24/2039	30,000	38,299
		133,741
Building Products-Air & Heating — 0.0%
Johnson Controls International PLC Senior Notes 4.50% due 02/15/2047	35,000	46,003
Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 5.38% due 02/01/2028*	5,000	5,369
Building-Residential/Commercial — 0.1%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. Company Guar. Notes 6.25% due 09/15/2027*	15,000	15,956
Empire Communities Corp. Senior Notes 7.00% due 12/15/2025*	5,000	5,270
Mattamy Group Corp. Senior Notes 4.63% due 03/01/2030*	20,000	21,200
Mattamy Group Corp. Senior Notes 5.25% due 12/15/2027*	20,000	21,150
		63,576
Cable/Satellite TV — 0.0%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	1,000	1,080

Videotron, Ltd. Company Guar. Notes 5.13% due 04/15/2027*	30,000	31,837
		32,917
Chemicals-Specialty — 0.0%
Tronox Finance PLC Company Guar. Notes 5.75% due 10/01/2025*	15,000	15,562
Commercial Services — 0.0%
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.00% due 02/01/2025*	20,000	20,525
Commercial Services-Finance — 0.1%
IHS Markit, Ltd. Company Guar. Notes 4.00% due 03/01/2026*	15,000	17,184
IHS Markit, Ltd. Company Guar. Notes 4.75% due 02/15/2025*	43,000	49,347
		66,531
Containers-Paper/Plastic — 0.0%
Intelligent Packaging Holdco Issuer LP Senior Notes 9.00% due 01/15/2026*	15,000	14,850
Intelligent Packaging, Ltd. Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer LLC Senior Sec. Notes 6.00% due 09/15/2028*	15,000	15,412
		30,262
Cruise Lines — 0.0%
Carnival Corp. Senior Sec. Notes 11.50% due 04/01/2023*	5,000	5,784
Royal Caribbean Cruises, Ltd. Company Guar. Notes 9.13% due 06/15/2023*	5,000	5,425
		11,209
Diagnostic Equipment — 0.0%
DH Europe Finance II SARL Company Guar. Notes 3.40% due 11/15/2049	22,000	26,122
Diversified Minerals — 0.0%
Glencore Finance Canada, Ltd. Company Guar. Notes 6.00% due 11/15/2041*	5,000	6,336
Finance-Consumer Loans — 0.0%
goeasy, Ltd. Company Guar. Notes 5.38% due 12/01/2024*	15,000	15,600
Insurance Brokers — 0.0%
Aon PLC Company Guar. Notes 4.25% due 12/12/2042	20,000	24,081
Insurance-Reinsurance — 0.1%
Fairfax Financial Holdings, Ltd. Senior Notes 4.85% due 04/17/2028	55,000	61,557
Machinery-General Industrial — 0.0%
ATS Automation Tooling Systems, Inc. Senior Notes 4.13% due 12/15/2028*	5,000	5,087
Machinery-Pumps — 0.0%
Husky III Holding, Ltd. Senior Notes 13.00% due 02/15/2025*	20,000	21,750
Titan Acquisition, Ltd./Titan Co-Borrower LLC Senior Notes 7.75% due 04/15/2026*	5,000	5,200
		26,950
Medical-Drugs — 0.1%
Bausch Health Cos., Inc. Company Guar. Notes 5.00% due 02/15/2029*	10,000	10,282
Bausch Health Cos., Inc. Senior Sec. Notes 5.50% due 11/01/2025*	25,000	25,907
Bausch Health Cos., Inc. Company Guar. Notes 6.13% due 04/15/2025*	50,000	51,533
Bausch Health Cos., Inc.
Company Guar. Notes
6.25% due 02/15/2029*	10,000	10,863
Bausch Health Cos., Inc. Company Guar. Notes 7.00% due 01/15/2028*	5,000	5,496
Bausch Health Cos., Inc. Senior Sec. Notes 7.00% due 03/15/2024*	15,000	15,431
Bausch Health Cos., Inc. Company Guar. Notes 7.25% due 05/30/2029*	15,000	16,862
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Sec. Notes 10.00% due 04/15/2025*	4,000	3,510
		139,884
Metal-Copper — 0.0%
Hudbay Minerals, Inc. Company Guar. Notes 6.13% due 04/01/2029*	5,000	5,388

HudBay Minerals, Inc. Company Guar. Notes 7.63% due 01/15/2025*	10,000	10,387
		15,775
Miscellaneous Manufacturing — 0.0%
Bombardier, Inc. Senior Notes 7.50% due 12/01/2024*	5,000	4,796
Bombardier, Inc. Senior Notes 7.88% due 04/15/2027*	20,000	18,389
		23,185
Non-Hazardous Waste Disposal — 0.1%
GFL Environmental, Inc. Senior Sec. Notes 3.50% due 09/01/2028*	10,000	10,181
GFL Environmental, Inc. Company Guar. Notes 4.00% due 08/01/2028*	5,000	5,038
GFL Environmental, Inc. Senior Sec. Notes 5.13% due 12/15/2026*	15,000	15,956
GFL Environmental, Inc. Senior Notes 8.50% due 05/01/2027*	9,000	9,990
Waste Connections, Inc. Senior Notes 3.50% due 05/01/2029	38,000	43,345
		84,510
Oil & Gas Drilling — 0.0%
Precision Drilling Corp. Company Guar. Notes 7.13% due 01/15/2026*	20,000	17,400
Transocean Pontus, Ltd. Senior Sec. Notes 6.13% due 08/01/2025*	3,900	3,705
Transocean Poseidon, Ltd. Senior Sec. Notes 6.88% due 02/01/2027*	15,000	13,650
		34,755
Oil Companies-Exploration & Production — 0.0%
Baytex Energy Corp. Company Guar. Notes 5.63% due 06/01/2024*	5,000	3,440
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	25,000	25,777
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	17,000	17,511
Ovintiv, Inc. Company Guar. Notes 6.50% due 08/15/2034	5,000	5,790
		52,518
Oil Companies-Integrated — 0.0%
Cenovus Energy, Inc. Senior Notes 6.75% due 11/15/2039	10,000	13,221
Equinor ASA Company Guar. Notes 5.10% due 08/17/2040	30,000	41,975
		55,196
Paper & Related Products — 0.0%
Smurfit Kappa Treasury Funding, Ltd. Company Guar. Notes 7.50% due 11/20/2025	15,000	18,581
Pipelines — 0.0%
Enbridge, Inc. Company Guar. Notes 4.25% due 12/01/2026	11,000	12,869
Northriver Midstream Finance LP Senior Sec. Notes 5.63% due 02/15/2026*	10,000	10,328
		23,197
Retail-Convenience Store — 0.1%
Alimentation Couche-Tard, Inc. Senior Notes 2.95% due 01/25/2030*	30,000	32,785
Alimentation Couche-Tard, Inc.
Company Guar. Notes
3.55% due 07/26/2027*	38,000	42,787
		75,572
Retail-Restaurants — 0.0%
1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 3.88% due 01/15/2028*	15,000	15,237
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 4.00% due 10/15/2030*	15,000	15,201
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 4.38% due 01/15/2028*	5,000	5,150
		35,588
Satellite Telecom — 0.0%
Intelsat Jackson Holdings SA Company Guar. Notes 9.75% due 07/15/2025*(13)(16)	35,000	25,200
Security Services — 0.0%
GW B-CR Security Corp. Senior Notes 9.50% due 11/01/2027*	17,000	18,827
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 7.25% due 10/15/2039	12,000	16,837

Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	25,000	26,281
Total Foreign Corporate Bonds & Notes (cost $1,244,092)		1,355,850

LOANS(9)(10)(11) — 0.2%
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc. FRS BTL-B 3.71% (3 ML +3.50%) due 08/21/2026	24,688	23,700
Auto-Heavy Duty Trucks — 0.0%
Navistar, Inc. FRS 1st Lien BTL-B 3.66% (1 ML+3.50%) due 11/06/2024	30,975	30,908
Auto/Truck Parts & Equipment-Original — 0.0%
American Axle & Manufacturing, Inc. FRS BTL-B 3.00% (1 ML + 2.25%) due 04/06/2024	4,579	4,504
Broadcast Services/Program — 0.0%
iHeartCommunications, Inc. FRS BTL 4.75% (1 ML+4.00%) due 05/01/2026	14,925	14,838
Building & Construction Products-Misc. — 0.0%
AZEK Co. LLC FRS BTL 4.75% (3 ML+3.75%) due 05/05/2024	5,570	5,566
CP Atlas Buyer, Inc. FRS BTL-B1 5.25% (3 ML+4.50%) due 11/23/2027	19,500	19,506
CP Atlas Buyer, Inc. FRS Delayed Draw BTL-B2 5.25% (3 ML+4.50%) due 11/23/2027	6,500	6,502
		31,574
Building-Heavy Construction — 0.0%
Brand Industrial Services, Inc. FRS BTL 5.25% (3 ML +4.25%) due 06/21/2024	4,849	4,723
Chemicals-Specialty — 0.0%
Solenis International LLC FRS BTL 4.23% (3 ML+4.00%) due 06/26/2025	24,711	24,657
Computer Software — 0.0%
Rackspace Hosting, Inc. FRS 1st Lien 4.00% (3 ML+3.00%) due 11/03/2023	4,862	4,851
Diagnostic Kits — 0.0%
Ortho-Clinical Diagnostics SA FRS BTL 3.40% (1 ML+3.25%) due 06/30/2025	19,204	18,906
Enterprise Software/Service — 0.1%
Epicor Software Corp. FRS BTL 5.25% (1 ML+4.25%) due 07/31/2027	14,963	15,037
Epicor Software Corp. FRS BTL 2nd Lien 8.75% (1 ML+7.75%) due 07/31/2028	10,000	10,388
Greeneden US Holdings II LLC FRS BTL-B 4.75% (1 ML+4.00%) due 12/01/2027	15,000	15,014
		40,439
Environmental Consulting & Engineering — 0.0%
Robertshaw US Holding Corp. FRS
1st Lien
4.50% (1 ML+3.50%)
due 02/28/2025	4,763	4,442
Robertshaw US Holding Corp. FRS 2nd Lien 9.00% (1 ML +8.00%) due 02/28/2026	10,000	7,800
		12,242
Internet Content-Information/News — 0.0%
Ancestry.com, Inc. FRS 4.50% (1 ML+4.00%) due 12/06/2027	20,000	19,986
Machinery-Electrical — 0.1%
Vertiv Group Corp. FRS BTL-B 3.15% (1 ML+3.00%) due 03/02/2027	44,663	44,343
Machinery-Pumps — 0.0%
Titan Acquisition, Ltd. FRS BTL-B 3.27% (3 ML+3.00%) due 03/28/2025	19,401	18,892
Medical-Hospitals — 0.0%
Quorum Health Corp. FRS BTL 9.25% (3ML+8.25%) due 04/29/2025	9,975	9,800

Medical-Outpatient/Home Medical — 0.0%
Global Medical Response, Inc. FRS BTL-B 5.75% (3 ML+4.75%) due 10/02/2025	35,000	34,738
Non-Hazardous Waste Disposal — 0.0%
GFL Environmental, Inc. FRS BTL 3.50% (3 ML+3.00%) due 05/30/2025	12,689	12,694
Retail-Building Products — 0.0%
White Cap Buyer LLC FRS BTL-B 4.50% (6 ML+4.00%) due 10/19/2027	15,000	14,984
Retail-Restaurants — 0.0%
IRB Holding Corp. FRS BTL 4.25% (3 ML+3.25%) due 12/15/2027	5,000	4,993
Rubber/Plastic Products — 0.0%
Gates Global LLC FRS BTL-B 3.75% (1 ML+2.75%) due 03/31/2024	5,552	5,532
Telephone-Integrated — 0.0%
Zayo Group Holdings, Inc. FRS BTL 3.15% (1 ML+3.00%) due 03/09/2027	8,908	8,837
Total Loans (cost $386,987)		386,141
MUNICIPAL BONDS & NOTES — 0.1%
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	25,000	43,354
Ohio State University Revenue Bonds Series C 4.91% due 06/01/2040	15,000	20,760
State of California General Obligation Bonds 7.50% due 04/01/2034	30,000	50,000
Total Municipal Bonds & Notes (cost $70,163)		114,114

U.S. GOVERNMENT AGENCIES — 3.1%
Federal Home Loan Mtg. Corp. — 0.1%
5.50% due 06/01/2035	2,165	2,535
7.50% due 10/01/2029	2,234	2,544
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K111, Class X1 1.57% due 05/25/2030(3)(6)(7)	295,757	37,315
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2020-DNA5, Class M1 1.38% (SOFR 30 + 1.30%) due 10/25/2050*(5)	43,000	43,084
Series 2018-HQA2, Class M2 2.45% (1 ML+2.3%) due 10/25/2048*(5)	10,000	9,899
Series 2019-DNA2, Class M2 2.60% (1 ML+2.45%) due 03/25/2049*(5)	11,704	11,675
Series 2015-DN1, Class M3 4.30% (1 ML + 4.15%) due 01/25/2025(5)	35,763	36,116
Federal Home Loan Mtg. Corp., REMIC FRS
Series 2990, Class LB 16.54% (-2.56*1 ML+16.95) due 06/15/2034(5)(12)	5,108	6,129
Series 3065, Class DC 19.38% (-3*1 ML+19.86) due 03/15/2035(5)(12)	15,240	21,786
Series 3072, Class SM 23.22% (-3.67*1 ML+23.8) due 11/15/2035(5)(12)	9,066	15,734
		186,817
Federal National Mtg. Assoc. — 1.0%
Fannie Mae Connecticut Avenue Securities FRS
Series 2014-C02, Class 2M2
2.75% (1 ML + 2.60%)
due 05/25/2024(5)	37,438	37,117
Series 2017-C01, Class 1M2 3.70% (1 ML+3.55%) due 07/25/2029(5)	150,504	154,875
Series 2015-C01, Class 1M2 4.45% (1 ML+4.30%) due 02/25/2025(5)	6,477	6,602
Series 2016-C07, Class 2M2 4.50% (1 ML+4.35%) due 05/25/2029(5)	44,573	46,438
Series 2014-C04, Class 1M2 5.05% (1 ML+4.90%) due 11/25/2024(5)	156,329	160,359
Series 2016-C03, Class 1M2 5.45% (1 ML+5.30%) due 10/25/2028(5)	6,408	6,753
Series 2016-C02, Class 1M2 6.15% (1 ML+6.00%) due 09/25/2028(5)	125,918	133,535
Federal National Mtg. Assoc.
3.00% due 09/01/2046	383,687	403,582
3.00% due 10/01/2046	142,432	149,755
3.50% due 01/01/2047	20,815	22,191
4.00% due 04/01/2049	407,465	433,701
5.00% due 03/01/2021	20	20
6.00% due 06/01/2036	729	842
6.50% due 06/01/2036	6,099	7,126
6.50% due 07/01/2036	2,167	2,526
6.50% due 09/01/2036	6,417	7,280
6.50% due 11/01/2036	18,926	21,888
7.00% due 06/01/2033	2,505	2,935
7.00% due 04/01/2035	3,591	4,211
7.50% due 04/01/2024	1,949	2,063

Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2017-C07, Class 1EB2 1.15% (1 ML + 1.00%) due 05/25/2030(5)	23,000	22,827
Series 2017-C02, Class 2ED3 1.50% (1 ML+1.35%) due 09/25/2029(5)	9,270	9,201
Series 2020-R01, Class 1M2 2.20% (1 ML + 2.05%) due 01/25/2040*(5)	22,000	21,883
Series 2017-C05, Class 1M2A 2.35% (1ML + 2.20%) due 01/25/2030(5)	14,282	14,336
Series 2018-C05, Class 1M2 2.50% (1 ML+2.35%) due 01/25/2031(5)	10,234	10,247
Series 2016-C04, Class 1M2 4.40% (1 ML+4.25%) due 01/25/2029(5)	170,857	177,836
Series 2016-C05, Class 2M2 4.60% (1 ML + 4.45%) due 01/25/2029	123,451	128,547
Series 2015-C03, Class 2M2 5.15% (1 ML+5.00%) due 07/25/2025(5)	4,582	4,652
Series 2016-C01, Class 1M2 6.90% (1 ML + 6.75%) due 08/25/2028(5)	7,516	8,058
Federal National Mtg. Assoc., REMIC VRS Series 2001-50, Class BI 0.39% due 10/25/2041(3)(5)(7)	47,730	597
Federal National Mtg. Assoc., REMIC FRS
Series 2005-75, Class GS 19.81% (-3*1 ML+20.25) due 08/25/2035(5)(12)	4,083	5,694
Series 2005-122, Class SE 22.58% (-3.5*1 ML+23.1) due 11/25/2035(5)(12)	3,939	5,653
Series 2006-8, Class HP 24.02% (-3.67*1 ML+24.57) due 03/25/2036(5)(12)	9,244	15,855
		2,029,185
Government National Mtg. Assoc. — 0.5%
3.50% due January 30 TBA	1,000,000	1,059,844
5.50% due 11/20/2049	16,348	18,222
6.50% due 08/20/2037	9,126	10,503
6.50% due 09/20/2037	2,156	2,575
		1,091,144

Uniform Mtg. Backed Securities — 1.5%
2.00% due February 30 TBA	1,000,000	1,037,036
2.50% due January 30 TBA	1,000,000	1,054,141
2.50% due February 30 TBA	1,000,000	1,052,387
		3,143,564
Total U.S. Government Agencies (cost $6,417,575)		6,450,710

U.S. GOVERNMENT TREASURIES — 2.5%
United States Treasury Bonds — 1.4%
1.25% due 05/15/2050	160,000	145,150
2.75% due 08/15/2042(14)(15)	1,780,000	2,206,783
3.00% due 02/15/2047	470,000	614,561
		2,966,494
United States Treasury Notes — 1.1%
1.50% due 02/15/2030	320,000	338,538
1.63% due 10/31/2023	620,000	645,890
1.63% due 02/15/2026	140,000	148,903
1.75% due 06/30/2022	540,000	553,141
2.38% due 08/15/2024	20,000	21,555
2.75% due 02/15/2024	530,000	572,504
		2,280,531
Total U.S. Government Treasuries (cost $4,641,475)		5,247,025

EXCHANGE-TRADED FUNDS — 2.7%
SPDR S&P 500 Trust ETF	13,302	4,973,352
SPDR S&P MidCap 400 ETF	1,725	724,362
Total Exchange-Traded Funds (cost $4,415,892)		5,697,714

EQUITY CERTIFICATES — 0.2%
Diversified Banking Institutions — 0.1%
UBS AG – Shenzhen Inovance Technology Co., Ltd	13,496	192,541
Beverages-Wine/Spirits — 0.1%
UBS AG – Wuliangye Yibin Co., Ltd.	3,648	162,798
Total Equity Certificates (cost $246,136)		355,339

WARRANTS†— 0.1%
Commercial Services — 0.1%
Centre Testing International Group Co., Ltd. Expires 01/11/2021	34,535	144,534
Diversified Banking Institutions — 0.0%
UBS AG Expires 12/10/2021	1,932	125,850
Radio — 0.0%
iHeartmedia, Inc. Expires 05/01/2039	198	2,546
Total Warrants (cost $200,923)		272,930

ESCROWS AND LITIGATION TRUSTS — 0.0%
GenOn Energy, Inc. Escrow Notes 9.88% due 10/15/2020(2)	20,000	0
Seventy Seven Energy, Inc. Escrow Notes 6.50% due 07/15/2022(2)	5,000	1
Seventy Seven Energy, Inc. Escrow Notes 6.63% due 11/15/2019(2)	20,000	2
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Escrow Notes 11.50% due 10/01/2020*	11,000	16
Vistra Energy Corp. CVR†(1)	1,362	1,362
Total Escrows And Litigation Trusts (cost $12)		1,381
Total Long-Term Investment Securities (cost $152,017,001)		193,972,800

SHORT-TERM INVESTMENT SECURITIES — 5.3%
Commercial Paper — 5.3%
Atlantic Asset Securitization LLC 0.22% due 02/04/2021	1,000,000	999,801
Barclays Bank PLC 0.21% due 01/11/2021	1,000,000	999,951
BMO Harris Bank, N.A. 0.17% due 01/05/2021	1,000,000	999,983
BPCE SA 0.23% due 03/19/2021 03/19/2021	1,000,000	999,558
GTA Funding LLC 0.20% due 01/05/2021 01/05/2021	1,050,000	1,049,981
Mitsubishi UFJ Trust & Banking Corp. 0.22% due 02/26/2021	1,000,000	999,780
Nationwide Building Society 0.17% due 01/05/2021*	1,050,000	1,049,978
Nationwide Building Society 0.23% due 01/19/2021	1,050,000	1,049,910
NRW.Bank 0.21% due 01/28/2021	1,050,000	1,049,864
Sumitomo Mitsui Banking Corp. 0.21% due 02/10/2021	950,000	949,857
Toronto Dominion Bank 0.21% due 03/22/2021	1,000,000	999,512
Total Short-Term Investment Securities (cost $11,147,872)		11,148,175

REPURCHASE AGREEMENTS — 4.4%
Agreement with Bank of America Securities LLC, bearing interest at 0.05% dated 12/31/2020, to be repurchased 01/04/2021 in the amount of $9,108,051 and collateralized by $9,302,000 of United States Treasury Notes, bearing interest at 0.63% due 12/31/2027 and having an approximate value of $9,290,838 (cost $9,108,000)	9,108,000	9,108,000
TOTAL INVESTMENTS (cost $172,272,873)	102.4%	214,228,975
Liabilities in excess of other assets	(2.4)	(4,993,474)
NET ASSETS	100.0%	$209,235,501

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2020, the aggregate value of these securities was $9,130,020 representing 4.4% of net assets.
(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2020, the Portfolio held the following restricted securities:

					Value	% of
	Acquistion		Acquistion		Per	Net
Description	Date	Shares	Cost	Value	Share	Assets

Common Stocks
MWO Holdings LLC	08/24/2016	10	$5,208	$0	$0	0.00%
Escrows and Litigation Trusts
Vistra Energy Corp. CVR	10/06/2016	1,362	0	1,362	1	0.00
				$1,362		0.00%

(2)	Securities classified as Level 3 (see Note 1).
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Perpetual maturity – maturity date reflects the next call date.
(5)	Collateralized Mortgage Obligation
(6)	Commercial Mortgage Backed Security
(7)	Interest Only
(8)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of December 31, 2020.
(9)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(10)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(11)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(12)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at December 31, 2020.
(13)	Security in default of interest.
(14)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(15)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(16)	Company has filed for bankruptcy protection.
ADR	— American Depositary Receipt
BTL	— Bank Term Loan
CVR	— Contingent Value Rights
ETF	— Exchange-Traded Fund
REMIC	— Real Estate Mortgage Investment Conduit
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
FRS	— Floating Rate Security
VRS	— Variable Rate Security
The rates shown on FRS and VRS are the current interest rates at December 31, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend
1 ML	— 1 Month USD LIBOR
3 ML	— 3 Month USD LIBOR
6 ML	— 6 Month USD LIBOR
12 MTA	— 12 Month USD Treasury Average Index
SOFR 30	— 30 day Secured Overnight Financing Rate

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
114	Long	E-Mini Russell 2000 Index	March 2021	$10,898,518	$11,256,360	$357,842
20	Long	MSCI EAFE Index	March 2021	2,095,200	2,130,800	35,600
22	Long	S&P 500 E-Mini Index	March 2021	4,031,060	4,123,680	92,620
13	Long	U.S. Treasury 2 Year Notes	March 2021	2,869,945	2,872,695	2,750
3	Long	U.S. Treasury 5 Year Notes	March 2021	377,625	378,492	867
3	Short	U.S. Treasury Long Bonds	March 2021	524,625	519,562	5,063
						$494,742

						Unrealized (Depreciation)
8	Short	MSCI EAFE Index	March 2021	$837,929	$852,320	$(14,391)
42	Short	S&P 500 E-Mini Index	March 2021	7,695,687	7,872,480	(176,793)
						$(191,184)
Net Unrealized Appreciation (Depreciation)						$303,558

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Over the Counter Total Return Swap Contracts

	1	2			Value
	Notional					Unrealized
	Amount	Maturity	Payments Received	Total Return Received or	Upfront Premiums	Appreciation
Swap Counterparty	(000's)	Date	(Paid) by Portfolio/Frequency	Paid by Portfolio/Frequency	Paid/(Received)	(Depreciation)

Goldman Sachs International	$2,399	12/15/2025	3 Month USD LIBOR-BBA plus 35 bps/Monthly	Goldman Sachs U.S. Equity Custom Basket(1)/Monthly	$—	$20,202
Net Unrealized Appreciation (Depreciation)					$—	$20,202

BBA-British Banker's Association

LIBOR-London Interbank Offered Rate

(1) The following list represents the components in the Goldman Sachs U.S. Equity Custom Basket:

Common Stocks	Percentage*	Shares	Value
Merck KGaA	4.6%	638	$109,493
PerkinElmer, Inc.	4.5	748	107,292
Mettler-Toledo International, Inc.	4.4	93	105,929
Waters Corp.	4.1	400	98,891
Agilent Technologies, Inc.	4.1	831	98,437
Thermo Fisher Scientific, Inc.	4.0	208	96,817
IQVIA Holdings, Inc.	4.0	529	94,806
Zoetis, Inc.	3.7	537	88,880
Pfizer, Inc.	3.5	2,263	83,314
Alexion Pharmaceuticals, Inc.	3.3	513	80,152
Viatris, Inc.	3.3	4,258	79,799
Merck & Co., Inc.	3.3	962	78,671
Illumina, Inc.	3.1	202	74,778
Ipsen SA	3.1	888	73,708
Johnson & Johnson	2.9	444	69,932
GlaxoSmithKline PLC ADR	2.7	3,537	64,795
AbbVie, Inc.	2.7	597	64,011
Sanofi	2.6	638	61,412
Perrigo Co. PLC	2.4	1,310	58,603
Taisho Pharmaceutical Holdings Co., Ltd.	2.3	822	55,300
Bayer AG	2.2	901	53,066
Sumitomo Dainippon Pharma Co., Ltd.	2.1	3,430	50,573
Bristol-Myers Squibb Co.	2.0	778	48,278
CSL, Ltd.	1.9	209	45,564
Biogen, Inc.	1.9	182	44,536
AstraZeneca PLC ADR	1.8	430	42,966
Sartorius Stedim Biotech	1.8	121	42,935
Teva Pharmaceutical Industries, Ltd. ADR	1.6	4,037	38,959
Amgen, Inc.	1.6	165	38,016
Vifor Pharma AG	1.5	234	36,674
Gilead Sciences, Inc.	1.4	573	33,371
Hisamitsu Pharmaceutical Co., Inc.	1.4	557	33,039
Takeda Pharmaceutical Co., Ltd.	1.2	791	28,757
Eli Lilly & Co.	1.1	161	27,141
Galapagos NV ADR	1.0	255	25,049
Eisai Co., Ltd.	0.9	319	22,764
Shionogi & Co., Ltd.	0.9	379	20,698
Hikma Pharmaceuticals PLC	0.8	578	19,855
H. Lundbeck A/S	0.7	491	16,839
Astellas Pharma, Inc.	0.6	926	14,287
UCB SA	0.5	125	12,929
Incyte Corp.	0.5	134	11,640
Grifols SA	0.4	364	10,632
Eurofins Scientific SE	0.3	100	8,353
Novartis AG	0.3	71	6,664
Daiichi Sankyo Co., Ltd.	0.3	192	6,579
Regeneron Pharmaceuticals, Inc.	0.3	13	6,160
Recordati SpA	0.2	55	3,068
Orion Oyj, Class B	0.1	57	2,631
Vertex Pharmaceuticals, Inc.	0.1	10	2,314
Total components in the Goldman U.S. Equity Custom Basket	100.0%		$2,399,357

*Represents the weighting of the component in the custom basket.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	HKD	58,600	USD	7,558	02/17/2021	$—	$(2)

Citibank N.A.	DKK	632,700	USD	103,530	03/17/2021	—	(484)
	USD	597,609	EUR	490,700	03/17/2021	2,830	—
	USD	88,142	GBP	65,400	03/17/2021	1,333	—
						4,163	(484)
Goldman Sachs International	USD	254,131	JPY	26,560,500	02/17/2021	3,230	—

HSBC Bank USA	CNH	8,955,600	USD	1,345,541	02/18/2021	—	(27,639)
	USD	1,355,333	CNH	8,937,000	02/18/2021	14,995	—
	USD	597,981	EUR	490,900	03/17/2021	2,702	—
	USD	306,580	GBP	227,500	03/17/2021	4,666	—
						22,363	(27,639)
JPMorgan Chase Bank	KRW	34,745,100	USD	31,206	02/17/2021	—	(729)
	NOK	450,600	USD	51,770	03/17/2021	—	(770)
	USD	18,673	AUD	26,000	01/20/2021	1,375	—
	USD	578,103	JPY	60,414,100	02/17/2021	7,287	—
	USD	160,141	SGD	218,600	02/17/2021	5,271	—
	USD	777,403	CHF	688,100	03/17/2021	1,490	—
	USD	630,434	GBP	467,800	03/17/2021	9,570	—
						24,993	(1,499)
Morgan Stanley & Co., Inc.	CHF	581,500	USD	656,123	03/17/2021	—	(2,104)
	JPY	85,608,500	USD	821,217	02/17/2021	—	(8,297)
						—	(10,401)
NatWest Markets PLC	EUR	469,400	USD	566,900	03/17/2021	—	(7,475)
	SEK	2,050,900	USD	245,144	03/17/2021	—	(4,320)
	USD	722,113	EUR	595,000	03/17/2021	5,951	-
						5,951	(11,795)
State Street Bank and Trust Co.	USD	573,746	AUD	799,000	01/20/2021	42,358	—
	USD	12,916	ILS	43,900	01/20/2021	749	—
	USD	52,293	JPY	5,464,500	02/17/2021	656	—
	USD	1,045,182	EUR	858,300	03/17/2021	5,065	—
						48,828	—
UBS AG	EUR	130,500	USD	158,935	03/17/2021	—	(751)
	USD	25,347	CAD	33,600	01/20/2021	1,051	—
	USD	430,641	GBP	319,500	03/17/2021	6,471	—
						7,522	(751)
Westpac Banking Corp.	USD	18,929	CAD	25,100	01/20/2021	791	—
	USD	604,946	JPY	63,222,200	02/17/2021	7,653	—
						8,444	—
Unrealized Appreciation (Depreciation)						$125,494	$(52,571)

AUD — Australian Dollar	EUR — Euro Currency	KRW — South Korean Won
CAD — Canadian Dollar	GBP — Pound Sterling	NOK — Norwegian Krone
CHF — Swiss Franc	HKD — Hong Kong Dollar	SEK — Swedish Krona
CNH —Yuan Renminbi	ILS — New Israeli Sheqel	SGD — Singpore Dollar
DKK — Danish Krone	JPY — Japanese Yen	USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2020 (see Note 1):

	Level 1- Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Oil Companies-Exploration & Production	$7,635	$31,759	**	$0	$39,394
Other Industries	122,425,602	34,724,351	**	—	157,149,953
Preferred Securities	15,689	—		—	15,689
Preferred Securities/Capital Securities	—	603,958		—	603,958
Asset Backed Securities	—	3,606,838		—	3,606,838
Convertible Bonds & Notes	—	19,065		—	19,065
U.S. Corporate Bonds & Notes	—	12,656,699		—	12,656,699
Foreign Corporate Bonds & Notes	—	1,355,850		—	1,355,850
Loans	—	386,141		—	386,141
Municipal Bonds & Notes	—	114,114		—	114,114
U.S. Government Agencies	—	6,450,710		—	6,450,710
U.S. Government Treasuries	—	5,247,025		—	5,247,025
Exchange-Traded Funds	5,697,714	—		—	5,697,714
Equity Certificates	—	355,339		—	355,339
Warrants	—	272,930		—	272,930
Escrows and Litigations	—	1,378		3	1,381
Short-Term Investment Securities	—	11,148,175		—	11,148,175
Repurchase Agreements	—	9,108,000		—	9,108,000
Total Investments at Value	$128,146,640	$86,082,332		$3	$214,228,975

Other Financial Instruments:†
Futures Contracts	$494,742	$—		$—	$494,742
Over the Counter Total Return Swap Contracts	—	20,202		—	20,202
Forward Foreign Currency Contracts	—	125,494		—	125,494
Total Other Financial Instruments	$494,742	$145,696		$—	$640,438

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$191,184	$—		$—	$191,184
Forward Foreign Currency Contracts	—	52,571		—	52,571
Total Other Financial Instruments	$191,184	$52,571		$—	$243,755

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.  There were no Level 3 transfers during the reporting period.

See Notes Portfolio of Investments

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio

Portfolio of Investments — December 31, 2020 (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 97.5%
Aerospace/Defense — 0.6%
Teledyne Technologies, Inc.†	7,620	$2,986,888
Applications Software — 10.9%
Epic Games, Inc†(1)(2)	1,420	816,500
Intuit, Inc.	18,328	6,961,891
Microsoft Corp.	165,326	36,771,809
ServiceNow, Inc.†	10,295	5,666,677
Stripe, Inc., Class B†(1)(2)	10,760	168,824
		50,385,701
Athletic Footwear — 0.9%
NIKE, Inc., Class B	30,140	4,263,906
Auto-Cars/Light Trucks — 0.8%
Ferrari NV	16,877	3,873,609
Auto-Heavy Duty Trucks — 0.5%
Cummins, Inc.	9,438	2,143,370
Auto/Truck Parts & Equipment-Original — 0.5%
Aptiv PLC	16,198	2,110,437
Casino Hotels — 1.3%
Las Vegas Sands Corp.	33,896	2,020,202
Wynn Resorts, Ltd.	35,417	3,996,100
		6,016,302
Commercial Services — 0.7%
Cintas Corp.	9,358	3,307,679
Commercial Services-Finance — 4.7%
Avalara, Inc.†	10,877	1,793,509
Equifax, Inc.	2,101	405,157
Global Payments, Inc.	24,274	5,229,105
PayPal Holdings, Inc.†	30,606	7,167,925
S&P Global, Inc.	7,260	2,386,580
StoneCo, Ltd., Class A†	18,781	1,576,101
TransUnion	31,600	3,135,352
		21,693,729
Computer Data Security — 0.4%
Crowdstrike Holdings, Inc., Class A†	8,492	1,798,775
Computer Software — 2.3%
Datadog, Inc., Class A†	25,227	2,483,346
Slack Technologies, Inc., Class A†	63,885	2,698,502
Snowflake, Inc., Class A†	1,529	430,261
Snowflake, Inc., Class B†(1)	997	266,528
Splunk, Inc.†	26,399	4,484,926
		10,363,563
Computers — 5.7%
Apple, Inc.	199,421	26,461,172
Data Processing/Management — 2.1%
Fidelity National Information Services, Inc.	32,469	4,593,065
Fiserv, Inc.†	48,661	5,540,541
		10,133,606
Decision Support Software — 0.2%
MSCI, Inc.	2,375	1,060,509
Dental Supplies & Equipment — 0.2%
Align Technology, Inc.†	1,500	801,570
Diagnostic Equipment — 0.2%
Avantor, Inc.†	33,769	950,597
Diversified Financial Services — 0.5%
ANT International Co., Ltd., Class C†(1)(2)	249,140	2,167,518
Diversified Manufacturing Operations — 0.6%
Parker-Hannifin Corp.	10,196	2,777,492
E-Commerce/Products — 13.1%
Alibaba Group Holding, Ltd. ADR†	43,762	10,184,730
Amazon.com, Inc.†	15,060	49,049,366
Farfetch, Ltd., Class A†	24,774	1,580,829
		60,814,925
E-Commerce/Services — 3.1%
Airbnb, Inc., Class A†	2,069	303,729
Airbnb, Inc., Class B†(1)	44,340	6,087,828
Booking Holdings, Inc.†	1,142	2,543,542
DoorDash, Inc., Class B †(1)	12,090	1,639,555
DoorDash, Inc., Class A†	1,673	238,821
Match Group, Inc.†	24,783	3,746,942
		14,560,417
Electronic Components-Semiconductors — 2.6%
Advanced Micro Devices, Inc.†	58,200	5,337,522
Marvell Technology Group, Ltd.	52,783	2,509,304
NVIDIA Corp.	7,957	4,155,145
		12,001,971
Electronic Forms — 0.5%
Adobe, Inc.†	4,832	2,416,580
Electronic Measurement Instruments — 1.7%
Fortive Corp.	37,409	2,649,306
Roper Technologies, Inc.	11,725	5,054,530
		7,703,836
Enterprise Software/Service — 3.0%
Black Knight, Inc.†	10,040	887,034
Coupa Software, Inc.†	2,070	701,544
Paycom Software, Inc.†	5,813	2,628,929
salesforce.com, Inc.†	37,370	8,315,946
Uipath, Inc., Class A†(1)(2)	4,059	118,086
Workday, Inc., Class A†	5,295	1,268,735
		13,920,274
Entertainment Software — 1.7%
Sea, Ltd. ADR†	38,705	7,704,230
Finance-Consumer Loans — 0.2%
Social Finance, Inc. (dba SoFi) Voting Shares†(1)(2)	49,251	907,696
Finance-Credit Card — 4.9%
Mastercard, Inc., Class A	30,836	11,006,602
Visa, Inc., Class A	54,019	11,815,576
		22,822,178
Finance-Investment Banker/Broker — 0.4%
Tradeweb Markets, Inc.	12,464	778,377
XP, Inc., Class A†	26,103	1,035,506
		1,813,883
Food-Wholesale/Distribution — 0.0%
Maplebear, Inc. (dba Instacart) Non-Voting Shares†(1)(2)	167	10,855
Maplebear, Inc. (dba Instacart) Voting Shares† (1)(2)	3,211	208,715
		219,570

Industrial Gases — 0.3%
Linde PLC	6,197	1,632,971
Insurance-Multi-line — 0.4%
Chubb, Ltd.	11,762	1,810,407
Internet Application Software — 0.6%
Shopify, Inc., Class A†	1,650	1,867,717
Wix.com, Ltd.†	3,003	750,630
		2,618,347
Internet Content-Entertainment — 9.5%
Facebook, Inc., Class A†	83,592	22,833,991
Netflix, Inc.†	19,005	10,276,574
Snap, Inc., Class A†	152,290	7,625,160
Spotify Technology SA†	11,109	3,495,558
		44,231,283
Internet Content-Information/News — 0.8%
IAC/InterActiveCorp†	362	68,545
Tencent Holdings, Ltd.	52,500	3,836,029
		3,904,574
Internet Gambling — 0.3%
DraftKings, Inc., Class A†	29,675	1,381,668
Medical Instruments — 1.4%
Intuitive Surgical, Inc.†	8,026	6,566,070
Medical Products — 1.3%
Stryker Corp.	25,016	6,129,921
Medical-Biomedical/Gene — 1.3%
Argenx SE ADR†	1,645	483,778
Incyte Corp.†	18,093	1,573,729
Vertex Pharmaceuticals, Inc.†	17,755	4,196,217
		6,253,724
Medical-HMO — 3.4%
Anthem, Inc.	10,052	3,227,596
Centene Corp.†	41,162	2,470,955
Humana, Inc.	3,885	1,593,899
UnitedHealth Group, Inc.	24,916	8,737,543
		16,029,993
Medical-Hospitals — 0.7%
HCA Healthcare, Inc.	20,623	3,391,658
Pharmacy Services — 1.1%
Cigna Corp.	24,378	5,075,012
Retail-Apparel/Shoe — 1.9%
Lululemon Athletica, Inc.†	10,083	3,509,187
Ross Stores, Inc.	42,651	5,237,969
		8,747,156
Retail-Automobile — 0.6%
Carvana Co.†	11,418	2,735,068
Retail-Drug Store — 0.0%
JD Health International, Inc.†*	6,950	134,474
Retail-Restaurants — 0.7%
Chipotle Mexican Grill, Inc.†	2,224	3,084,043
Semiconductor Components-Integrated Circuits — 0.6%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	26,215	2,858,484
Semiconductor Equipment — 1.3%
ASML Holding NV	11,997	5,851,177
Transport-Rail — 0.6%
Norfolk Southern Corp.	5,655	1,343,685
Union Pacific Corp.	6,529	1,359,468
		2,703,153
Transport-Services — 0.9%
FedEx Corp.	15,989	4,151,064
Web Portals/ISP — 5.5%
Alphabet, Inc., Class A†	7,795	13,661,829
Alphabet, Inc., Class C†	6,669	11,683,287
		25,345,116
Total Common Stocks (cost $252,114,847)		452,817,346

CONVERTIBLE PREFERRED SECURITIES — 2.2%
Applications Software — 0.1%
Magic Leap, Inc., Series C†(1)(2)	26,666	184,306
Magic Leap, Inc., Series D†(1)(2)	16,678	135,092
		319,398
Auto-Cars/Light Trucks — 1.2%
Aurora Innovation, Inc., Series B†(1)(2)	35,120	690,346
GM Cruise Holdings LLC, Class F†(1)(2)	33,800	616,850
Rivian Automotive, Inc., Series D†(1)(2)	114,924	1,824,993
Rivian Automotive, Inc., Series E†(1)(2)	166,666	2,646,656
		5,778,845
E-Commerce/Services — 0.3%
Rappi, Inc., Series E†(1)(2)	9,191	549,126
Xiaoju Kuaizhi, Inc., Series A-17†(1)(2)	19,048	800,016
		1,349,142
Enterprise Software/Service — 0.3%
UiPath, Inc., Series D-1†(1)(2)	36,408	1,059,192
UiPath, Inc., Series D-2†(1)(2)	6,114	177,870
Uipath, Inc., Series E†(1)(2)	897	26,096
		1,263,158
Food-Wholesale/Distribution — 0.1%
Maplebear, Inc. (dba Instacart), Series A†(1)(2)	443	28,795
Maplebear, Inc. (dba Instacart), Series G†(1)(2)	6,559	426,335
		455,130

Industrial Automated/Robotic — 0.1%
Nuro, Inc., Series C†(1)(2)	31,464	410,750
Real Estate Management/Services — 0.0%
WeWork Cos., Inc., Series E†(1)(2)	12,598	0
Transport-Services — 0.1%
Waymo LLC, Series A-2†(1)(2)	4,915	422,037
Total Convertible Preferred Securities (cost $9,057,856)		9,998,460
Total Long-Term Investment Securities (cost $261,172,703)		462,815,806

SHORT-TERM INVESTMENT SECURITIES — 0.3%
Registered Investment Companies — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(3)	1,313,352	1,313,352
T. Rowe Price Government Reserve Fund 0.08%(3)	100	100
Total Short-Term Investment Securities (cost $1,313,452)		1,313,452
TOTAL INVESTMENTS (cost $262,486,155)	100.0%	464,129,258
Other assets less liabilities	0.0	56,485
NET ASSETS	100.0%	$464,185,743

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2020, the aggregate value of these securities was $134,474 representing 0.0% of net assets.
(1)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2020, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Airbnb, Inc., Class B	12/10/2020	44,340	$1,365,712	$6,087,828	$137.30	1.31%
ANT International Co., Ltd., Class C	06/07/2018	249,140	1,397,675	2,167,518	8.70	0.47
DoorDash, Inc., Class B	12/09/2020	12,090	487,248	1,639,555	135.61	0.35
Epic Games, Inc.	06/18/2020	1,420	816,500	816,500	575.00	0.17
Maplebear, Inc. (dba Instacart) Non-Voting Shares	08/07/2020	167	7,738	10,855	65.00	0.00
Maplebear, Inc. (dba Instacart) Voting Shares	08/07/2020	3,211	148,778	208,715	65.00	0.04
Snowflake, Inc., Class B	03/17/2020	997	38,670	266,528	267.33	0.06
Social Finance, Inc. (dba SoFi) Voting Shares	12/30/2020	49,251	907,696	907,696	18.43	0.20
Stripe, Inc., Class B	12/17/2019	10,760	168,824	168,824	15.69	0.04
UiPath, Inc., Class A	12/11/2020	4,059	118,086	118,086	29.09	0.02
Convertible Preferred Securities
Aurora Innovation, Inc., Series B	03/01/2019	35,120	324,519	690,346	19.66	0.15
GM Cruise Holdings LLC, Class F	05/04/2019	33,800	616,850	616,850	18.25	0.13
Magic Leap, Inc., Series C	01/20/2016	26,666	614,198	184,306	6.91	0.04
Magic Leap, Inc., Series D	10/12/2017	16,678	450,306	135,092	8.10	0.03
Maplebear, Inc. (dba Instacart), Series A	11/18/2020	443	27,028	28,795	65.00	0.01
Maplebear, Inc. (dba Instacart), Series G	07/02/2020	6,559	315,435	426,335	65.00	0.09
Nuro, Inc., Series C	10/30/2020	31,464	410,750	410,750	13.05	0.09
Rappi, Inc., Series E	09/08/2020	3,782	225,960
	09/24/2020	5,409	323,166
		9,191	549,126	549,126	59.75	0.12
Rivian Automotive, Inc., Series D	12/23/2019	114,924	1,234,744	1,824,993	15.88	0.39
Rivian Automotive, Inc., Series E	07/10/2020	166,666	2,581,656	2,646,656	15.88	0.57
UiPath, Inc., Series D-1	04/26/2019	36,408	477,572	1,059,192	29.09	0.23
UiPath, Inc., Series D-2	04/26/2019	6,114	80,199	177,870	29.09	0.04
UiPath, Inc., Series E	07/09/2020	897	16,678	26,096	29.09	0.01
Waymo LLC, Series A-2	05/08/2020	4,915	422,037	422,037	85.87	0.09
WeWork Cos., Inc., Series E	06/23/2015	12,598	414,343	0	0.00	0.00
Xiaoju Kuaizhi, Inc., Series A-17	10/19/2015	19,048	522,414	800,016	42.00	0.17
				$22,390,565		4.82%

(2)	Securities classified as Level 3 (see Note 1).
(3)	The rate shown is the 7-day yield as of December 31, 2020.
ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$49,400,377	$-		$985,324	$50,385,701
Computer Software	10,097,035	266,528		-	10,363,563
Diversified Financial Services	-	-		2,167,518	2,167,518
E-Commerce/Services	6,833,034	7,727,383		-	14,560,417
Enterprise Software/Service	13,802,188	-		118,086	13,920,274
Finance-Consumer Loans	-	-		907,696	907,696
Food-Wholesale/Distribution	-	-		219,570	219,570
Other Industries	356,456,578	3,836,029	**	-	360,292,607
Convertible Preferred Securities	-	-		9,998,460	9,998,460
Short-Term Investment Securities	1,313,452	-		-	1,313,452
Total Investments at Value	$437,902,664	$11,829,940		$14,396,654	$464,129,258

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of March 31, 2020	$1,912,551	$6,173,401
Accrued Discounts	-	-
Accrued Premiums	-	-
Realized Gain	-	-
Realized Loss	-	-
Change in unrealized appreciation (1)	753,374	7,405,465
Change in unrealized depreciation (1)	-	(661,905)
Net Purchases	1,998,797	4,322,711
Net Sales	-	-
Transfers into Level 3	-	-
Transfers out of Level 3(2)	(266,528)	(7,241,212)
Balance as of December 31, 2020	$4,398,194	$9,998,460

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at December 31, 2020 includes:

Common Stocks	Convertible Preferred Securities
$525,499	$1,628,977

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized   appreciation (depreciation) is attributable to securities sold/no longer held at Dectember 31, 2020.

(2)	Private Common Stock was converted to Restricted Common Stock following the Company’s IPO listings. Securities are now valued using Level 2 inputs.

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at December 31, 2020	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$2,230,676	Market Approach	Transaction Price*	$15.6900 - $575.0000 ($227.0938)#
	$2,167,518	Market Approach	IPO Offer Price*	80.0000 HKD
			IRR Redemption Price*	$7.8600
			Discount for IPO List Uncertainity	22.8%

Convertible Preferred Securities	$8,988,716	Market Approach	Transaction Price*	$13.0455 - $85.8672 ($28.5479)#
	$690,346	Market Approach	Indicative Price per Merger Terms*	$19.6568
	$319,398	Market Approach	Liquidation Preference*	$23.0330-$27.0000 ($24.7109)#
			Discount for Uncertainty	50.0%-90.0% (70.0%)^
	$0	Cost Approach	Estimated Restructure Value*	$0.0000

(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

# The average represents the arithmetic average of the inputs and is weighted by the relative fair value or notional amount.

^ The average represents the arithmetic average of the inputs and is not weighted by the relative fair value or notional amount.

See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO oF INVESTMENTS — December 31, 2020 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 95.2%
Aerospace/Defense — 0.3%
Boeing Co.	4,906	$1,050,178
Lockheed Martin Corp.	1,104	391,898
Teledyne Technologies, Inc.†	133	52,133
TransDigm Group, Inc.†	309	191,225
		1,685,434
Aerospace/Defense-Equipment — 0.9%
HEICO Corp., Class A	39,768	4,655,242
L3Harris Technologies, Inc.	1,105	208,867
		4,864,109
Apparel Manufacturers — 0.1%
PVH Corp.	8,179	767,926
Applications Software — 7.1%
C3.ai, Inc., Class A†	9,459	1,312,436
Intuit, Inc.	2,725	1,035,091
Microsoft Corp.	129,393	28,779,591
ServiceNow, Inc.†	16,006	8,810,183
		39,937,301
Athletic Footwear — 0.8%
NIKE, Inc., Class B	31,265	4,423,060
Auto-Cars/Light Trucks — 1.8%
Tesla, Inc.†	14,626	10,321,129
Auto-Heavy Duty Trucks — 0.0%
Cummins, Inc.	610	138,531
Auto/Truck Parts & Equipment-Original — 0.3%
Aptiv PLC	11,131	1,450,258
Banks-Commercial — 0.1%
First Republic Bank	596	87,570
SVB Financial Group†	456	176,851
		264,421
Beverages-Non-alcoholic — 0.9%
Coca-Cola Co.	48,081	2,636,762
Monster Beverage Corp.†	17,105	1,581,870
PepsiCo, Inc.	6,016	892,173
		5,110,805
Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc.	659	56,490
Building Products-Air & Heating — 0.0%
Carrier Global Corp.	5,379	202,896
Building Products-Cement — 1.0%
Martin Marietta Materials, Inc.	18,533	5,262,816
Vulcan Materials Co.	425	63,032
		5,325,848
Building Products-Wood — 0.0%
Masco Corp.	904	49,657
Building-Maintenance & Services — 0.0%
Rollins, Inc.	2,095	81,852
Building-Residential/Commercial — 0.0%
D.R. Horton, Inc.	1,788	123,229
PulteGroup, Inc.	712	30,701
		153,930
Cable/Satellite TV — 0.4%
Charter Communications, Inc., Class A†	1,481	979,755
Comcast Corp., Class A	20,492	1,073,781
		2,053,536
Casino Hotels — 0.1%
Las Vegas Sands Corp.	13,039	777,124
Cellular Telecom — 0.1%
T-Mobile US, Inc.†	4,273	576,214
Chemicals-Diversified — 0.1%
Dow, Inc.	3,507	194,638
FMC Corp.	1,164	133,779
		328,417
Chemicals-Specialty — 1.1%
Albemarle Corp.	1,048	154,601
Ecolab, Inc.	27,108	5,865,087
		6,019,688
Coatings/Paint — 0.6%
Sherwin-Williams Co.	4,728	3,474,655
Commercial Services — 0.0%
Cintas Corp.	553	195,463
Quanta Services, Inc.	672	48,398
		243,861
Commercial Services-Finance — 4.8%
Adyen NV†*	1,278	2,973,789
Automatic Data Processing, Inc.	2,120	373,544
Avalara, Inc.†	18,341	3,024,248
Equifax, Inc.	583	112,426
FleetCor Technologies, Inc.†	359	97,946
IHS Markit, Ltd.	2,375	213,346
MarketAxess Holdings, Inc.	395	225,371
Moody's Corp.	1,215	352,642
PayPal Holdings, Inc.†	29,857	6,992,509
S&P Global, Inc.	8,778	2,885,592
Square, Inc., Class A†	46,291	10,074,773
		27,326,186
Communications Software — 0.8%
Zoom Video Communications, Inc., Class A†	13,147	4,434,746
Computer Aided Design — 0.3%
ANSYS, Inc.†	929	337,970
Autodesk, Inc.†	2,292	699,839
Cadence Design Systems, Inc.†	3,125	426,344
Synopsys, Inc.†	1,691	438,375
		1,902,528
Computer Data Security — 0.0%
Fortinet, Inc.†	1,453	215,814
Computer Services — 0.2%
Accenture PLC, Class A	3,636	949,760
Cognizant Technology Solutions Corp., Class A	2,791	228,722
		1,178,482
Computer Software — 2.2%
Akamai Technologies, Inc.†	1,059	111,184
Citrix Systems, Inc.	851	110,715
Snowflake, Inc., Class A†	12,244	3,445,462
Splunk, Inc.†	11,073	1,881,192

Twilio, Inc., Class A†	20,320	6,878,320
		12,426,873
Computers — 6.6%
Apple, Inc.	279,587	37,098,399
Consulting Services — 0.3%
Gartner, Inc.†	436	69,843
Verisk Analytics, Inc.	7,877	1,635,186
		1,705,029
Consumer Products-Misc. — 0.1%
Clorox Co.	804	162,343
Kimberly-Clark Corp.	1,066	143,729
		306,072
Containers-Metal/Glass — 0.3%
Ball Corp.	20,520	1,912,054
Containers-Paper/Plastic — 0.0%
Sealed Air Corp.	749	34,297
Cosmetics & Toiletries — 0.8%
Colgate-Palmolive Co.	4,243	362,819
Estee Lauder Cos., Inc., Class A	7,973	2,122,333
Procter & Gamble Co.	12,496	1,738,693
		4,223,845
Data Processing/Management — 0.5%
Broadridge Financial Solutions, Inc.	537	82,268
Fidelity National Information Services, Inc.	15,712	2,222,620
Fiserv, Inc.†	4,099	466,712
Jack Henry & Associates, Inc.	359	58,155
Paychex, Inc.	1,613	150,299
		2,980,054
Decision Support Software — 0.1%
MSCI, Inc.	861	384,462
Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†	710	379,410
Diagnostic Equipment — 1.5%
10X Genomics, Inc., Class A†	6,814	964,862
Adaptive Biotechnologies Corp.†	20,031	1,184,433
Danaher Corp.	20,597	4,575,418
Thermo Fisher Scientific, Inc.	4,006	1,865,915
		8,590,628
Diagnostic Kits — 0.1%
IDEXX Laboratories, Inc.†	848	423,890
Dialysis Centers — 0.0%
DaVita, Inc.†	650	76,310
Disposable Medical Products — 0.0%
Teleflex, Inc.	181	74,494
Distribution/Wholesale — 0.1%
Copart, Inc.†	1,928	245,338
Fastenal Co.	4,171	203,670
Pool Corp.	419	156,077
WW Grainger, Inc.	226	92,285
		697,370
Diversified Manufacturing Operations — 0.1%
Illinois Tool Works, Inc.	1,303	265,656
Parker-Hannifin Corp.	656	178,701
Trane Technologies PLC	1,109	160,982
		605,339
Drug Delivery Systems — 0.1%
DexCom, Inc.†	966	357,150
E-Commerce/Products — 8.6%
Amazon.com, Inc.†	11,837	38,552,280
Chewy, Inc., Class A†	54,949	4,939,365
eBay, Inc.	7,311	367,378
Etsy, Inc.†	8,159	1,451,568
Farfetch, Ltd., Class A†	53,880	3,438,083
		48,748,674
E-Commerce/Services — 0.6%
Booking Holdings, Inc.†	172	383,090
Expedia Group, Inc.	619	81,956
Match Group, Inc.†	20,557	3,108,013
		3,573,059
E-Services/Consulting — 0.0%
CDW Corp.	598	78,810
Electric Products-Misc. — 0.1%
AMETEK, Inc.	1,047	126,624
Emerson Electric Co.	2,435	195,701
		322,325
Electric-Integrated — 0.1%
AES Corp.	2,284	53,674
NextEra Energy, Inc.	8,730	673,520
		727,194
Electronic Components-Misc. — 0.0%
Garmin, Ltd.	713	85,318
Electronic Components-Semiconductors — 2.4%
Advanced Micro Devices, Inc.†	12,060	1,106,023
Broadcom, Inc.	2,762	1,209,342
IPG Photonics Corp.†	179	40,058
Marvell Technology Group, Ltd.	25,093	1,192,921
Microchip Technology, Inc.	1,877	259,232
NVIDIA Corp.	15,409	8,046,580
Qorvo, Inc.†	1,113	185,059
Skyworks Solutions, Inc.	834	127,502
Texas Instruments, Inc.	5,103	837,555
Xilinx, Inc.	2,487	352,582
		13,356,854
Electronic Connectors — 0.4%
Amphenol Corp., Class A	14,859	1,943,111
TE Connectivity, Ltd.	1,310	158,602
		2,101,713
Electronic Forms — 1.2%
Adobe, Inc.†	13,337	6,670,100
Electronic Measurement Instruments — 0.5%
Agilent Technologies, Inc.	2,166	256,649
Keysight Technologies, Inc.†	1,151	152,036
Roper Technologies, Inc.	5,273	2,273,138
		2,681,823

Electronic Security Devices — 0.0%
Allegion PLC	306	35,612
Engineering/R&D Services — 0.0%
Jacobs Engineering Group, Inc.	641	69,843
Enterprise Software/Service — 5.9%
Atlassian Corp. PLC, Class A†	4,767	1,114,858
Coupa Software, Inc.†	14,517	4,919,956
HubSpot, Inc.†	3,536	1,401,812
Oracle Corp.	10,898	704,992
Paycom Software, Inc.†	505	228,386
salesforce.com, Inc.†	14,755	3,283,430
Tyler Technologies, Inc.†	4,838	2,111,884
Veeva Systems, Inc., Class A†	38,988	10,614,483
Workday, Inc., Class A†	36,395	8,720,606
		33,100,407
Entertainment Software — 1.1%
Activision Blizzard, Inc.	40,086	3,721,985
Electronic Arts, Inc.	1,719	246,848
Take-Two Interactive Software, Inc.†	11,759	2,443,403
		6,412,236
Finance-Credit Card — 2.7%
Mastercard, Inc., Class A	18,111	6,464,540
Visa, Inc., Class A	40,227	8,798,852
		15,263,392
Finance-Investment Banker/Broker — 0.3%
Charles Schwab Corp.	30,877	1,637,716
Finance-Other Services — 0.6%
Cboe Global Markets, Inc.	544	50,657
Intercontinental Exchange, Inc.	25,533	2,943,700
Nasdaq, Inc.	739	98,095
		3,092,452
Food-Confectionery — 0.2%
Hershey Co.	523	79,669
Mondelez International, Inc., Class A	15,870	927,919
		1,007,588
Food-Misc./Diversified — 0.2%
Lamb Weston Holdings, Inc.	428	33,701
McCormick & Co., Inc.	9,750	932,100
		965,801
Gold Mining — 0.1%
Newmont Corp.	4,697	281,303
Royal Gold, Inc.	2,250	239,310
		520,613
Hotels/Motels — 0.0%
Hilton Worldwide Holdings, Inc.	956	106,365
Independent Power Producers — 0.0%
NRG Energy, Inc.	739	27,749
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	632	158,512
Industrial Gases — 0.4%
Air Products & Chemicals, Inc.	1,032	281,963
Linde PLC	6,862	1,808,206
		2,090,169
Instruments-Controls — 0.1%
Mettler-Toledo International, Inc.†	233	265,545
Instruments-Scientific — 0.0%
PerkinElmer, Inc.	1,104	158,424
Waters Corp.†	305	75,463
		233,887
Insurance Brokers — 0.1%
Aon PLC, Class A	1,192	251,834
Arthur J. Gallagher & Co.	642	79,422
Marsh & McLennan Cos., Inc.	2,498	292,266
		623,522
Insurance-Property/Casualty — 0.1%
Progressive Corp.	3,843	379,996
Internet Application Software — 2.9%
Okta, Inc.†	26,486	6,734,330
Shopify, Inc., Class A†	8,582	9,714,395
		16,448,725
Internet Content-Entertainment — 9.2%
Facebook, Inc., Class A†	88,891	24,281,466
Netflix, Inc.†	11,247	6,081,590
Snap, Inc., Class A†	14,849	743,489
Spotify Technology SA†	31,445	9,894,484
Twitter, Inc.†	204,814	11,090,678
		52,091,707
Internet Content-Information/News — 0.8%
IAC/InterActiveCorp†	24,477	4,634,720
Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	301	52,958
Investment Management/Advisor Services — 0.2%
BlackRock, Inc.	1,038	748,959
T. Rowe Price Group, Inc.	1,393	210,886
		959,845
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	2,634	479,441
Machinery-Farming — 0.4%
Deere & Co.	7,372	1,983,437
Machinery-General Industrial — 0.0%
IDEX Corp.	294	58,565
Otis Worldwide Corp.	1,989	134,357
		192,922
Machinery-Pumps — 0.0%
Xylem, Inc.	663	67,487
Medical Information Systems — 0.0%
Cerner Corp.	1,440	113,011
Medical Instruments — 2.6%
Boston Scientific Corp.†	50,757	1,824,714
Edwards Lifesciences Corp.†	3,533	322,315
Intuitive Surgical, Inc.†	15,327	12,539,019
		14,686,048

Medical Labs & Testing Services — 0.1%
Catalent, Inc.†	1,534	159,644
IQVIA Holdings, Inc.†	1,190	213,212
		372,856
Medical Products — 0.7%
Abbott Laboratories	10,585	1,158,952
ABIOMED, Inc.†	442	143,296
Cooper Cos., Inc.	159	57,768
Hologic, Inc.†	1,782	129,783
STERIS PLC	387	73,352
Stryker Corp.	1,596	391,084
Varian Medical Systems, Inc.†	423	74,029
West Pharmaceutical Services, Inc.	5,773	1,635,549
		3,663,813
Medical-Biomedical/Gene — 2.3%
Alexion Pharmaceuticals, Inc.†	1,541	240,766
Amgen, Inc.	2,862	658,031
Bio-Rad Laboratories, Inc., Class A†	210	122,417
Biogen, Inc.†	768	188,052
BioMarin Pharmaceutical, Inc.†	8,904	780,792
Genmab A/S ADR†	23,734	965,024
Guardant Health, Inc.†	9,703	1,250,523
Illumina, Inc.†	5,144	1,903,280
Incyte Corp.†	1,088	94,634
Regeneron Pharmaceuticals, Inc.†	1,043	503,884
Royalty Pharma PLC, Class A	90,180	4,513,509
Seagen, Inc.†	7,883	1,380,629
Vertex Pharmaceuticals, Inc.†	2,594	613,066
		13,214,607
Medical-Drugs — 2.3%
AbbVie, Inc.	12,837	1,375,484
AstraZeneca PLC ADR	17,821	890,872
Bristol-Myers Squibb Co.	36,372	2,256,155
Eli Lilly & Co.	18,859	3,184,154
Johnson & Johnson	10,404	1,637,381
Merck & Co., Inc.	11,821	966,958
Zoetis, Inc.	16,192	2,679,776
		12,990,780
Medical-HMO — 0.6%
Humana, Inc.	4,564	1,872,472
UnitedHealth Group, Inc.	4,932	1,729,554
		3,602,026
Medical-Outpatient/Home Medical — 0.1%
American Well Corp†	30,447	771,223
Metal-Copper — 0.0%
Freeport-McMoRan, Inc.	9,285	241,596
Networking Products — 0.0%
Arista Networks, Inc.†	576	167,368
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc.	1,287	151,776
Office Automation & Equipment — 0.0%
Zebra Technologies Corp., Class A†	413	158,728
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	263	40,794
Oil Companies-Exploration & Production — 0.0%
Hess Corp.	1,348	71,161
Oil-U.S. Royalty Trusts — 0.1%
Texas Pacific Land Trust	614	446,378
Patient Monitoring Equipment — 0.2%
Insulet Corp.†	4,281	1,094,352
Real Estate Investment Trusts — 0.8%
American Tower Corp.	8,751	1,964,249
Crown Castle International Corp.	2,580	410,710
Duke Realty Corp.	744	29,738
Equinix, Inc.	2,329	1,663,325
Extra Space Storage, Inc.	428	49,588
Public Storage	572	132,092
SBA Communications Corp.	705	198,902
		4,448,604
Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	703	163,033
Respiratory Products — 0.1%
ResMed, Inc.	1,409	299,497
Retail-Apparel/Shoe — 0.9%
L Brands, Inc.	1,193	44,367
Lululemon Athletica, Inc.†	9,091	3,163,941
Ross Stores, Inc.	16,032	1,968,890
		5,177,198
Retail-Auto Parts — 0.1%
AutoZone, Inc.†	108	128,027
O'Reilly Automotive, Inc.†	449	203,204
		331,231
Retail-Building Products — 0.5%
Home Depot, Inc.	7,685	2,041,290
Lowe's Cos., Inc.	5,139	824,861
		2,866,151
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	1,027	102,484
Retail-Discount — 1.5%
Costco Wholesale Corp.	15,722	5,923,735
Dollar General Corp.	2,453	515,866
Target Corp.	3,341	589,787
Walmart, Inc.	9,256	1,334,252
		8,363,640
Retail-Gardening Products — 0.0%
Tractor Supply Co.	1,102	154,919
Retail-Perfume & Cosmetics — 0.3%
Ulta Beauty, Inc.†	5,551	1,594,025
Retail-Restaurants — 0.7%
Chipotle Mexican Grill, Inc.†	281	389,665
Domino's Pizza, Inc.	380	145,715
McDonald's Corp.	11,494	2,466,382
Starbucks Corp.	6,764	723,613
Yum! Brands, Inc.	1,082	117,462
		3,842,837
Schools — 0.2%
Chegg, Inc.†	10,623	959,576

Semiconductor Components-Integrated Circuits — 1.6%
Analog Devices, Inc.	1,626	240,209
Maxim Integrated Products, Inc.	1,493	132,354
NXP Semiconductors NV	11,705	1,861,212
QUALCOMM, Inc.	44,422	6,767,248
		9,001,023
Semiconductor Equipment — 0.4%
Applied Materials, Inc.	9,208	794,650
KLA Corp.	1,545	400,016
Lam Research Corp.	1,444	681,958
Teradyne, Inc.	1,645	197,219
		2,073,843
Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	1,422	124,041
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc.	3,548	127,728
Theaters — 0.2%
Live Nation Entertainment, Inc.†	14,785	1,086,402
Therapeutics — 0.2%
Sarepta Therapeutics, Inc.†	6,213	1,059,254
Transport-Rail — 0.7%
CSX Corp.	11,023	1,000,337
Kansas City Southern	376	76,753
Norfolk Southern Corp.	1,096	260,421
Union Pacific Corp.	11,459	2,385,993
		3,723,504
Transport-Services — 0.2%
Expeditors International of Washington, Inc.	938	89,213
FedEx Corp.	1,629	422,921
United Parcel Service, Inc., Class B	5,118	861,871
		1,374,005
Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	384	52,474
Old Dominion Freight Line, Inc.	903	176,247
		228,721
Water — 0.0%
American Water Works Co., Inc.	740	113,568
Web Hosting/Design — 0.0%
VeriSign, Inc.†	427	92,403
Web Portals/ISP — 3.8%
Alphabet, Inc., Class A†	6,888	12,072,185
Alphabet, Inc., Class C†	5,257	9,209,633
		21,281,818
Wireless Equipment — 0.0%
Motorola Solutions, Inc.	806	137,068
Total Common Stocks
(cost $318,180,918 )		537,402,181
EXCHANGE-TRADED FUNDS — 2.5%
iShares S&P 500 Growth ETF	106,100	6,771,302
SPDR Portfolio S&P 500 Growth ETF	130,270	7,202,628
Total Exchange-Traded Funds (cost $13,658,118)		13,973,930
OPTIONS - PURCHASED†(1) — 0.0%
Over the Counter Call Options on Currency Contracts (cost $887,591)	164,112,069	143,789
Total Long-Term Investment Securities (cost $332,726,627)		551,519,900

SHORT-TERM INVESTMENT SECURITIES — 2.6%
Registered Investment Companies — 2.6%
State Street Institutional Treasury Money Market Fund, Premier Class 0.01%(2)	12,754,810	12,754,810
State Street Institutional U.S. Government Money Market Fund, Administration Class 0.01%(2)	1,555,098	1,555,098
		14,309,908
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.15% due 03/25/2021(3)	$90,000	89,985
Total Short-Term Investment Securities (cost $14,399,877)		14,399,893
REPURCHASE AGREEMENTS — 0.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 12/31/2020, to be repurchased 01/04/2021 in the amount of $137,000 and collateralized by $139,900 of United States Treasury Notes, bearing interest at 0.13% due 12/15/2023 and having an approximate value of $139,744 (cost $137,000)	137,000	137,000
TOTAL INVESTMENTS (cost $347,263,504)	100.3%	566,056,793
Liabilities in excess of other assets	(0.3)	(1,554,521)
NET ASSETS	100.0%	$564,502,272

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2020, the aggregate value of these securities was $2,973,789 representing 0.5% of net assets.
(1)	Options --- Purchased

Over the Counter Call Options on Currency Contracts
Issue	Counterparty	Expiration Month	Strike Price		Notional Amount(000's)	Premiums Paid	Value at December 31, 2020	Unrealized Appreciation (Depreciation)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.9945 CNY per $1 USD	BNP Paribas SA	September 2021	CNY	7.99	$29,790	$180,396	$29,939	$(150,457)

Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.6410 CNY per $1 USD	BNP Paribas SA	November 2021	CNY	7.64	33,483	181,836	96,131	(85,705)

Call option to buy USD in exchange for Chinese Yuan at a strike price of 8.0600 CNY per $1 USD	Natwest Markets PLC	July 2021	CNY	8.06	36,292	192,494	16,731	(175,763)

Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.7455 CNY per $1 USD	Natwest Markets PLC	January 2021	CNY	7.75	37,366	163,179	37	(163,142)

Call option to buy USD in exchange for Chinese Yuan at a strike price of 8.4845 CNY per $1 USD	Natwest Markets PLC	May 2021	CNY	8.49	27,180	169,686	951	(168,735)
						$887,591	$143,789	$(743,802)

(2)	The rate shown is the 7-day yield as of December 31, 2020.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR	— American Depositary Receipt

CNY	— Chinese Yuan
ETF	— Exchange-Traded Funds

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
2	Long	S&P 500 E-Mini Index	March 2021	$368,718	$374,880	$6,162

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$534,428,392	$2,973,789	**	$-	$537,402,181
Exchange-Traded Funds	13,973,930	-		-	13,973,930
Options - Purchased	-	143,789		-	143,789
Short-Term Investment Securities:
Registered Investment Companies	14,309,908	-		-	14,309,908
U.S. Government Treasuries	-	89,985		-	89,985
Repurchase Agreements	-	137,000		-	137,000
Total Investments at Value	$562,712,230	$3,344,563		$-	$566,056,793

Other Financial Instruments:†
Futures Contracts	$6,162	$-		$-	$6,162

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

Portfolio of Investments — December 31, 2020 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 98.4%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	6,828	$160,595
Omnicom Group, Inc.	3,763	234,698
		395,293
Aerospace/Defense — 2.8%
Boeing Co.	9,290	1,988,617
General Dynamics Corp.	44,405	6,608,352
Lockheed Martin Corp.	9,837	3,491,938
Northrop Grumman Corp.	2,714	827,010
Raytheon Technologies Corp.	118,856	8,499,393
Teledyne Technologies, Inc.†	329	128,962
TransDigm Group, Inc.†	381	235,782
		21,780,054
Aerospace/Defense-Equipment — 0.4%
Howmet Aerospace, Inc.	6,832	194,985
L3Harris Technologies, Inc.	15,916	3,008,443
		3,203,428
Agricultural Biotech — 0.1%
Corteva, Inc.	13,042	504,986
Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	3,745	144,969
Mosaic Co.	6,039	138,957
		283,926
Agricultural Operations — 0.5%
Archer-Daniels-Midland Co.	70,734	3,565,701
Airlines — 0.4%
Alaska Air Group, Inc.	2,165	112,580
American Airlines Group, Inc.	10,692	168,613
Delta Air Lines, Inc.	11,164	448,904
Southwest Airlines Co.	51,945	2,421,156
United Airlines Holdings, Inc.†	5,123	221,570
		3,372,823
Apparel Manufacturers — 0.1%
Hanesbrands, Inc.	6,098	88,909
PVH Corp.	1,245	116,893
Ralph Lauren Corp.	844	87,557
Tapestry, Inc.	4,856	150,924
Under Armour, Inc., Class A†	3,301	56,678
Under Armour, Inc., Class C†	3,407	50,696
VF Corp.	5,599	478,211
		1,029,868
Appliances — 0.0%
Whirlpool Corp.	1,095	197,637
Athletic Footwear — 0.1%
NIKE, Inc., Class B	7,908	1,118,745
Auto-Cars/Light Trucks — 0.4%
Ford Motor Co.	68,407	601,298
General Motors Co.	22,050	918,162
Honda Motor Co., Ltd ADR	65,766	1,857,889
		3,377,349
Auto-Heavy Duty Trucks — 0.1%
Cummins, Inc.	1,477	335,427
PACCAR, Inc.	6,065	523,288
		858,715
Auto/Truck Parts & Equipment-Original — 0.5%
Aptiv PLC	1,560	203,252
BorgWarner, Inc.	4,281	165,418
Gentex Corp.	97,715	3,315,470
		3,684,140
Banks-Commercial — 1.8%
Citizens Financial Group, Inc.	7,476	267,342
First Republic Bank	1,431	210,257
M&T Bank Corp.	25,768	3,280,266
Regions Financial Corp.	16,814	271,042
Truist Financial Corp.	210,881	10,107,526
Zions Bancorp NA	2,871	124,716
		14,261,149
Banks-Fiduciary — 1.6%
Bank of New York Mellon Corp.	203,422	8,633,230
Northern Trust Corp.	33,416	3,112,366
State Street Corp.	6,176	449,489
		12,195,085
Banks-Super Regional — 1.8%
Comerica, Inc.	2,435	136,019
Fifth Third Bancorp	12,472	343,853
Huntington Bancshares, Inc.	17,809	224,928
KeyCorp	17,094	280,512
PNC Financial Services Group, Inc.	36,415	5,425,835
US Bancorp	109,176	5,086,510
Wells Fargo & Co.	72,379	2,184,398
		13,682,055
Beverages-Non-alcoholic — 1.7%
Coca-Cola Co.	44,011	2,413,563
Keurig Dr Pepper, Inc.	106,472	3,407,104
PepsiCo, Inc.	49,286	7,309,114
		13,129,781
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	1,598	126,929
Brewery — 0.1%
Constellation Brands, Inc., Class A	2,967	649,921
Molson Coors Beverage Co., Class B	3,294	148,856
		798,777
Broadcast Services/Program — 0.1%
Discovery, Inc., Class A†	2,807	84,463
Discovery, Inc., Class C†	5,164	135,245
Fox Corp., Class A	5,909	172,070
Fox Corp., Class B	2,708	78,207
		469,985
Building & Construction Products-Misc. — 0.3%
Fortune Brands Home & Security, Inc.	29,068	2,491,709
Building Products-Air & Heating — 1.1%
Carrier Global Corp.	5,134	193,654
Johnson Controls International PLC	184,645	8,602,611
		8,796,265
Building Products-Cement — 0.3%
Martin Marietta Materials, Inc.	6,874	1,952,010
Vulcan Materials Co.	1,345	199,477
		2,151,487
Building Products-Wood — 0.0%
Masco Corp.	2,565	140,895

Building-Residential/Commercial — 0.7%
D.R. Horton, Inc.	2,322	160,032
Lennar Corp., Class A	63,015	4,803,633
NVR, Inc.†	61	248,872
PulteGroup, Inc.	2,300	99,176
		5,311,713
Cable/Satellite TV — 1.2%
Comcast Corp., Class A	171,300	8,976,120
DISH Network Corp., Class A†	4,329	140,000
		9,116,120
Casino Hotels — 0.1%
Las Vegas Sands Corp.	5,750	342,700
MGM Resorts International	7,177	226,147
Wynn Resorts, Ltd.	1,700	191,811
		760,658
Cellular Telecom — 0.1%
T-Mobile US, Inc.†	3,166	426,935
Chemicals-Diversified — 1.3%
Celanese Corp.	29,412	3,821,795
Dow, Inc.	6,623	367,576
DuPont de Nemours, Inc.	12,847	913,550
Eastman Chemical Co.	2,372	237,864
FMC Corp.	30,330	3,485,827
LyondellBasell Industries NV, Class A	4,501	412,562
PPG Industries, Inc.	4,135	596,350
		9,835,524
Chemicals-Specialty — 0.1%
Ecolab, Inc.	2,348	508,013
International Flavors & Fragrances, Inc.	1,872	203,749
		711,762
Coatings/Paint — 0.0%
Sherwin-Williams Co.	444	326,300
Commercial Services — 0.1%
Cintas Corp.	523	184,860
Nielsen Holdings PLC	6,250	130,437
Quanta Services, Inc.	1,021	73,532
		388,829
Commercial Services-Finance — 1.1%
Automatic Data Processing, Inc.	18,884	3,327,361
Equifax, Inc.	1,065	205,375
FleetCor Technologies, Inc.†	832	226,994
Global Payments, Inc.	20,488	4,413,525
IHS Markit, Ltd.	2,284	205,172
Moody's Corp.	792	229,870
		8,608,297
Computer Services — 1.0%
Accenture PLC, Class A	4,880	1,274,705
Amdocs, Ltd.	47,297	3,354,776
Cognizant Technology Solutions Corp., Class A	4,586	375,823
DXC Technology Co.	4,454	114,690
International Business Machines Corp.	15,599	1,963,602
Leidos Holdings, Inc.	2,342	246,191
		7,329,787
Computer Software — 0.0%
Akamai Technologies, Inc.†	1,026	107,720
Citrix Systems, Inc.	754	98,095
		205,815
Computers — 0.1%
Hewlett Packard Enterprise Co.	22,531	266,992
HP, Inc.	24,045	591,267
		858,259
Computers-Memory Devices — 0.1%
NetApp, Inc.	3,911	259,065
Seagate Technology PLC	3,913	243,232
Western Digital Corp.	5,326	295,007
		797,304
Consulting Services — 0.0%
Gartner, Inc.†	735	117,740
Consumer Products-Misc. — 0.3%
Clorox Co.	728	146,998
Kimberly-Clark Corp.	18,141	2,445,951
		2,592,949
Containers-Metal/Glass — 0.0%
Ball Corp.	2,062	192,137
Containers-Paper/Plastic — 0.9%
Amcor PLC	27,458	323,181
Packaging Corp. of America	1,660	228,930
Sealed Air Corp.	83,696	3,832,440
Sonoco Products Co.	36,671	2,172,757
WestRock Co.	4,598	200,151
		6,757,459
Cosmetics & Toiletries — 2.2%
Colgate-Palmolive Co.	40,024	3,422,452
Estee Lauder Cos., Inc., Class A	1,745	464,502
Procter & Gamble Co.	41,263	5,741,334
Unilever PLC ADR	122,036	7,366,093
		16,994,381
Cruise Lines — 0.1%
Carnival Corp.	13,020	282,013
Norwegian Cruise Line Holdings, Ltd.†	5,526	140,526
Royal Caribbean Cruises, Ltd.	3,260	243,490
		666,029
Data Processing/Management — 0.3%
Broadridge Financial Solutions, Inc.	1,012	155,038
Fidelity National Information Services, Inc.	10,863	1,536,680
Fiserv, Inc.†	3,221	366,743
Jack Henry & Associates, Inc.	695	112,583
Paychex, Inc.	2,633	245,343
		2,416,387
Dental Supplies & Equipment — 0.0%
DENTSPLY SIRONA, Inc.	3,826	200,329
Diagnostic Equipment — 0.1%
Danaher Corp.	3,542	786,820
Disposable Medical Products — 0.0%
Teleflex, Inc.	432	177,798

Distribution/Wholesale — 0.1%
Fastenal Co.	2,513	122,710
LKQ Corp.†	4,902	172,746
WW Grainger, Inc.	308	125,769
		421,225
Diversified Banking Institutions — 5.1%
Bank of America Corp.	403,672	12,235,298
Citigroup, Inc.	36,447	2,247,322
Goldman Sachs Group, Inc.	6,023	1,588,325
JPMorgan Chase & Co.	170,149	21,620,834
Morgan Stanley	25,021	1,714,689
		39,406,468
Diversified Manufacturing Operations — 1.3%
3M Co.	10,098	1,765,030
A.O. Smith Corp.	2,371	129,978
Eaton Corp. PLC	6,978	838,337
General Electric Co.	153,353	1,656,212
Illinois Tool Works, Inc.	2,824	575,757
Parker-Hannifin Corp.	1,082	294,748
Siemens AG	30,767	4,403,575
Textron, Inc.	4,007	193,658
Trane Technologies PLC	2,270	329,513
		10,186,808
Drug Delivery Systems — 1.2%
Becton Dickinson & Co.	37,830	9,465,823
E-Commerce/Services — 0.5%
Booking Holdings, Inc.†	1,805	4,020,223
Expedia Group, Inc.	1,523	201,645
		4,221,868
E-Services/Consulting — 0.0%
CDW Corp.	1,402	184,770
Electric Products-Misc. — 1.4%
AMETEK, Inc.	2,054	248,411
Emerson Electric Co.	128,487	10,326,500
		10,574,911
Electric-Distribution — 0.6%
Consolidated Edison, Inc.	5,989	432,825
Sempra Energy	30,062	3,830,199
		4,263,024
Electric-Integrated — 4.7%
AES Corp.	7,219	169,647
Alliant Energy Corp.	4,372	225,289
Ameren Corp.	4,328	337,844
American Electric Power Co., Inc.	8,690	723,616
CenterPoint Energy, Inc.	9,538	206,402
CMS Energy Corp.	5,013	305,843
Dominion Energy, Inc.†	66,328	4,987,866
DTE Energy Co.	3,389	411,458
Duke Energy Corp.	48,689	4,457,965
Edison International	6,626	416,245
Entergy Corp.	35,919	3,586,153
Evergy, Inc.	3,971	220,430
Eversource Energy	41,601	3,598,903
Exelon Corp.	103,567	4,372,599
FirstEnergy Corp.	9,499	290,764
NextEra Energy, Inc.	19,549	1,508,205
Pinnacle West Capital Corp.	48,368	3,867,022
PPL Corp.	13,459	379,544
Public Service Enterprise Group, Inc.	8,856	516,305
Southern Co.	18,491	1,135,902
WEC Energy Group, Inc.	5,522	508,190
Xcel Energy, Inc.	63,890	4,259,546
		36,485,738
Electronic Components-Misc. — 0.5%
Garmin, Ltd.	1,149	137,489
nVent Electric PLC	145,637	3,391,886
		3,529,375
Electronic Components-Semiconductors — 2.3%
Broadcom, Inc.	2,266	992,168
Intel Corp.	124,201	6,187,694
IPG Photonics Corp.†	344	76,984
Microchip Technology, Inc.	1,276	176,228
Micron Technology, Inc.†	61,696	4,638,305
Skyworks Solutions, Inc.	1,396	213,421
Texas Instruments, Inc.	31,909	5,237,224
		17,522,024
Electronic Connectors — 0.5%
Amphenol Corp., Class A	1,990	260,232
TE Connectivity, Ltd.†	26,981	3,266,590
		3,526,822
Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc.	1,500	177,735
FLIR Systems, Inc.	2,296	100,634
Fortive Corp.	5,903	418,050
Keysight Technologies, Inc.†	1,395	184,266
Roper Technologies, Inc.	845	364,271
Vontier Corp.†	2,358	78,757
		1,323,713
Electronic Security Devices — 0.0%
Allegion PLC	935	108,815
Engineering/R&D Services — 0.0%
Jacobs Engineering Group, Inc.	862	93,924
Enterprise Software/Service — 0.5%
Oracle Corp.	55,032	3,560,020
Entertainment Software — 0.1%
Activision Blizzard, Inc.	5,547	515,039
Electronic Arts, Inc.	2,336	335,450
		850,489
Finance-Consumer Loans — 0.0%
Synchrony Financial	9,505	329,919
Finance-Credit Card — 0.9%
American Express Co.	11,418	1,380,551
Capital One Financial Corp.	8,007	791,492
Discover Financial Services	5,366	485,784
Mastercard, Inc., Class A	4,928	1,759,000
Visa, Inc., Class A	11,874	2,597,200
Western Union Co.	7,197	157,902
		7,171,929

Finance-Investment Banker/Broker — 0.3%
Charles Schwab Corp.	50,012	2,652,636
Finance-Other Services — 0.2%
Cboe Global Markets, Inc.	927	86,322
CME Group, Inc.	6,285	1,144,184
Intercontinental Exchange, Inc.	4,520	521,111
Nasdaq, Inc.	704	93,449
		1,845,066
Food-Confectionery — 1.5%
Hershey Co.	1,524	232,151
J.M. Smucker Co.	1,997	230,853
Mondelez International, Inc., Class A	185,733	10,859,809
		11,322,813
Food-Meat Products — 0.1%
Hormel Foods Corp.	4,915	229,088
Tyson Foods, Inc., Class A	5,149	331,802
		560,890
Food-Misc./Diversified — 0.3%
Campbell Soup Co.	3,545	171,401
Conagra Brands, Inc.	8,552	310,095
General Mills, Inc.	10,702	629,278
Kellogg Co.	4,453	277,110
Kraft Heinz Co.	11,344	393,183
Lamb Weston Holdings, Inc.	1,614	127,086
McCormick & Co., Inc.	2,438	233,073
		2,141,226
Food-Retail — 0.3%
Koninklijke Ahold Delhaize NV	71,224	2,011,379
Kroger Co.	13,556	430,538
		2,441,917
Food-Wholesale/Distribution — 0.5%
Sysco Corp.	49,117	3,647,428
Gas-Distribution — 0.1%
Atmos Energy Corp.	2,204	210,328
NiSource, Inc.	6,709	153,904
		364,232
Gold Mining — 0.1%
Newmont Corp.	6,329	379,044
Home Decoration Products — 0.0%
Newell Brands, Inc.	6,611	140,352
Home Furnishings — 0.0%
Leggett & Platt, Inc.	2,320	102,776
Hotels/Motels — 0.1%
Hilton Worldwide Holdings, Inc.	3,060	340,456
Marriott International, Inc., Class A	4,656	614,219
		954,675
Human Resources — 0.0%
Robert Half International, Inc.	1,995	124,648
Independent Power Producers — 0.0%
NRG Energy, Inc.	1,753	65,825
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	895	224,475
Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	2,089	570,757
Linde PLC	3,859	1,016,885
		1,587,642
Instruments-Controls — 0.3%
Honeywell International, Inc.	12,284	2,612,807
Instruments-Scientific — 0.0%
Waters Corp.†	489	120,988
Insurance Brokers — 0.2%
Aon PLC, Class A	1,921	405,850
Arthur J. Gallagher & Co.	1,919	237,399
Marsh & McLennan Cos., Inc.	4,528	529,776
Willis Towers Watson PLC	2,257	475,505
		1,648,530
Insurance-Life/Health — 0.7%
Aflac, Inc.	95,994	4,268,853
Globe Life, Inc.	1,686	160,103
Lincoln National Corp.	3,180	159,986
Principal Financial Group, Inc.	4,473	221,905
Prudential Financial, Inc.	6,932	541,181
Unum Group	3,565	81,781
		5,433,809
Insurance-Multi-line — 2.8%
Allstate Corp.	5,323	585,157
American International Group, Inc.(3)	15,082	571,004
Chubb, Ltd.	80,212	12,346,231
Cincinnati Financial Corp.	2,620	228,909
Hartford Financial Services Group, Inc.	6,273	307,252
Loews Corp.	4,090	184,132
MetLife, Inc.	166,668	7,825,063
		22,047,748
Insurance-Property/Casualty — 3.7%
Assurant, Inc.	28,803	3,923,545
Berkshire Hathaway, Inc., Class B†	84,679	19,634,520
Progressive Corp.	42,042	4,157,113
Travelers Cos., Inc.	4,434	622,400
WR Berkley Corp.	2,465	163,725
		28,501,303
Insurance-Reinsurance — 0.0%
Everest Re Group, Ltd.	700	163,863
Internet Infrastructure Software — 0.4%
F5 Networks, Inc.†	17,922	3,153,197
Internet Security — 0.0%
NortonLifeLock, Inc.	10,361	215,302
Investment Management/Advisor Services — 1.4%
Ameriprise Financial, Inc.	15,369	2,986,658
BlackRock, Inc.	6,077	4,384,799
Franklin Resources, Inc.	4,770	119,202
Invesco, Ltd.	6,594	114,933
LPL Financial Holdings, Inc.	27,422	2,857,921
Raymond James Financial, Inc.	2,133	204,064
T. Rowe Price Group, Inc.	1,586	240,105
		10,907,682
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	5,041	917,563

Machinery-Farming — 0.5%
Deere & Co.	14,301	3,847,684
Machinery-General Industrial — 0.1%
IDEX Corp.	729	145,217
Otis Worldwide Corp.	3,422	231,156
Westinghouse Air Brake Technologies Corp.	3,132	229,262
		605,635
Machinery-Pumps — 0.1%
Dover Corp.	2,523	318,529
Flowserve Corp.	2,280	84,018
Ingersoll Rand, Inc.†	6,507	296,459
Xylem, Inc.	1,704	173,450
		872,456
Medical Information Systems — 0.5%
Cerner Corp.	53,171	4,172,860
Medical Instruments — 3.4%
Boston Scientific Corp.†	119,316	4,289,410
Edwards Lifesciences Corp.†	4,692	428,051
Intuitive Surgical, Inc.†	617	504,768
Medtronic PLC	176,923	20,724,760
		25,946,989
Medical Labs & Testing Services — 0.4%
IQVIA Holdings, Inc.†	1,208	216,437
Laboratory Corp. of America Holdings†	1,705	347,053
Quest Diagnostics, Inc.	20,559	2,450,016
		3,013,506
Medical Products — 1.1%
Abbott Laboratories	12,721	1,392,822
Baxter International, Inc.	8,943	717,586
Cooper Cos., Inc.	507	184,203
Hologic, Inc.†	23,207	1,690,166
STERIS PLC	642	121,685
Stryker Corp.	2,919	715,272
Varian Medical Systems, Inc.†	608	106,406
Zimmer Biomet Holdings, Inc.	23,881	3,679,823
		8,607,963
Medical-Biomedical/Gene — 0.7%
Alexion Pharmaceuticals, Inc.†	1,034	161,552
Amgen, Inc.	5,096	1,171,672
Biogen, Inc.†	8,673	2,123,671
Gilead Sciences, Inc.	21,945	1,278,516
Illumina, Inc.†	1,278	472,860
Incyte Corp.†	1,206	104,898
		5,313,169
Medical-Drugs — 7.2%
AbbVie, Inc.	8,036	861,057
AstraZeneca PLC ADR	54,192	2,709,058
Bristol-Myers Squibb Co.	18,989	1,177,888
Eli Lilly & Co.	32,767	5,532,380
Johnson & Johnson	104,794	16,492,480
Merck & Co., Inc.	116,163	9,502,133
Pfizer, Inc.	338,656	12,465,927
Roche Holding AG	8,197	2,859,998
Roche Holding AG ADR	81,264	3,562,614
Zoetis, Inc.	2,246	371,713
		55,535,248
Medical-Generic Drugs — 0.1%
Perrigo Co. PLC	2,389	106,836
Viatris, Inc.†	21,120	395,789
		502,625
Medical-HMO — 3.2%
Anthem, Inc.	23,107	7,419,427
Centene Corp.†	58,509	3,512,295
Humana, Inc.	1,112	456,220
UnitedHealth Group, Inc.	38,853	13,624,970
		25,012,912
Medical-Hospitals — 0.5%
HCA Healthcare, Inc.	4,620	759,805
Universal Health Services, Inc., Class B	20,837	2,865,088
		3,624,893
Medical-Wholesale Drug Distribution — 0.5%
AmerisourceBergen Corp.	2,574	251,634
Cardinal Health, Inc.	5,137	275,138
Henry Schein, Inc.†	2,499	167,083
McKesson Corp.	17,735	3,084,471
		3,778,326
Metal-Copper — 0.0%
Freeport-McMoRan, Inc.	9,665	251,483
Multimedia — 1.3%
Walt Disney Co.†	55,928	10,133,035
Networking Products — 2.3%
Cisco Systems, Inc.	403,819	18,070,900
Non-Hazardous Waste Disposal — 0.5%
Republic Services, Inc.	31,519	3,035,280
Waste Management, Inc.	4,152	489,645
		3,524,925
Office Automation & Equipment — 0.0%
Xerox Holdings Corp.	2,917	67,645
Zebra Technologies Corp., Class A†	252	96,851
		164,496
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	847	131,378
Oil Companies-Exploration & Production — 1.1%
Apache Corp.	6,608	93,768
Cabot Oil & Gas Corp.	6,978	113,602
Concho Resources, Inc.	3,437	200,549
ConocoPhillips	97,111	3,883,469
Devon Energy Corp.	6,696	105,864
Diamondback Energy, Inc.	2,766	133,874
EOG Resources, Inc.	10,213	509,322
Hess Corp.	2,249	118,725
Marathon Oil Corp.	13,819	92,173
Occidental Petroleum Corp.	14,672	253,972
Pioneer Natural Resources Co.	26,781	3,050,088
		8,555,406
Oil Companies-Integrated — 1.8%
Chevron Corp.	93,781	7,919,805

Exxon Mobil Corp.	74,021	3,051,146
TOTAL SE ADR	74,770	3,133,611
		14,104,562
Oil Field Machinery & Equipment — 0.0%
NOV, Inc.	6,797	93,323
Oil Refining & Marketing — 0.6%
HollyFrontier Corp.	2,609	67,443
Marathon Petroleum Corp.	11,390	471,091
Phillips 66	54,279	3,796,273
Valero Energy Corp.	7,139	403,853
		4,738,660
Oil-Field Services — 0.2%
Baker Hughes Co.	12,006	250,325
Halliburton Co.	15,476	292,497
Schlumberger, Ltd.	24,369	531,975
TechnipFMC PLC	7,395	69,513
		1,144,310
Paper & Related Products — 0.3%
International Paper Co.	6,882	342,173
Mondi PLC	93,602	2,209,179
		2,551,352
Pharmacy Services — 0.4%
Cigna Corp.	6,324	1,316,531
CVS Health Corp.	22,914	1,565,026
		2,881,557
Pipelines — 0.2%
Kinder Morgan, Inc.†	34,082	465,901
ONEOK, Inc.	7,780	298,597
Williams Cos., Inc.	21,245	425,962
		1,190,460
Private Equity — 0.4%
Blackstone Group, Inc., Class A	45,667	2,959,678
Publishing-Newspapers — 0.0%
News Corp., Class A	6,844	122,987
News Corp., Class B	2,132	37,885
		160,872
Real Estate Investment Trusts — 3.1%
Alexandria Real Estate Equities, Inc.	2,168	386,381
American Tower Corp.	3,810	855,193
AvalonBay Communities, Inc.	2,444	392,091
Boston Properties, Inc.	2,480	234,434
Crown Castle International Corp.	3,020	480,754
Digital Realty Trust, Inc.	4,905	684,296
Duke Realty Corp.	3,842	153,565
Equinix, Inc.	655	467,788
Equity Residential	5,995	355,384
Essex Property Trust, Inc.	1,141	270,896
Extra Space Storage, Inc.	1,176	136,251
Federal Realty Investment Trust	1,205	102,570
Gaming and Leisure Properties, Inc.	91,823	3,893,295
Healthpeak Properties, Inc.	82,489	2,493,642
Highwoods Properties, Inc.	72,779	2,884,232
Host Hotels & Resorts, Inc.	211,753	3,097,946
Iron Mountain, Inc.	5,045	148,727
Kimco Realty Corp.	7,571	113,641
Mid-America Apartment Communities, Inc.	2,002	253,633
Prologis, Inc.	12,941	1,289,700
Public Storage	1,518	350,552
Realty Income Corp.	6,145	382,035
Regency Centers Corp.	2,763	125,965
SBA Communications Corp.	681	192,130
Simon Property Group, Inc.	5,740	489,507
SL Green Realty Corp.	1,270	75,667
UDR, Inc.	5,155	198,107
Ventas, Inc.	6,557	321,555
Vornado Realty Trust	2,746	102,536
Welltower, Inc.	7,305	472,049
Weyerhaeuser Co.	69,995	2,346,932
		23,751,454
Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	5,873	368,355
Retail-Apparel/Shoe — 0.1%
Gap, Inc.	3,601	72,704
L Brands, Inc.	1,799	66,905
Ross Stores, Inc.	6,232	765,352
		904,961
Retail-Auto Parts — 0.4%
Advance Auto Parts, Inc.	14,966	2,357,295
AutoZone, Inc.†	179	212,194
Genuine Parts Co.	2,526	253,686
O'Reilly Automotive, Inc.†	406	183,743
		3,006,918
Retail-Automobile — 0.0%
CarMax, Inc.†	2,873	271,384
Retail-Building Products — 0.3%
Home Depot, Inc.	5,277	1,401,677
Lowe's Cos., Inc.	3,720	597,097
		1,998,774
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	2,017	201,276
Retail-Discount — 1.6%
Costco Wholesale Corp.	3,630	1,367,711
Dollar Tree, Inc.†	27,458	2,966,562
Target Corp.	2,981	526,236
Walmart, Inc.	52,059	7,504,305
		12,364,814
Retail-Drug Store — 0.1%
Walgreens Boots Alliance, Inc.	12,582	501,770
Retail-Jewelry — 0.0%
Tiffany & Co.	1,892	248,703
Retail-Major Department Stores — 0.6%
TJX Cos., Inc.	69,930	4,775,520
Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	483	138,698
Retail-Restaurants — 0.4%
Darden Restaurants, Inc.	2,279	271,475

McDonald's Corp.	7,826	1,679,303
Starbucks Corp.	8,630	923,237
Yum! Brands, Inc.	3,010	326,766
		3,200,781
Savings & Loans/Thrifts — 0.0%
People's United Financial, Inc.	7,438	96,173
Semiconductor Components-Integrated Circuits — 0.5%
Analog Devices, Inc.	22,748	3,360,562
Maxim Integrated Products, Inc.	1,872	165,953
		3,526,515
Semiconductor Equipment — 0.6%
Applied Materials, Inc.	18,022	1,555,298
KLA Corp.	11,304	2,926,719
		4,482,017
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	709	120,870
Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	1,435	125,175
Software Tools — 0.3%
VMware, Inc., Class A†	18,453	2,588,218
Steel-Producers — 0.0%
Nucor Corp.	5,286	281,162
Telecom Equipment-Fiber Optics — 0.6%
Corning, Inc.	120,541	4,339,476
Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	5,772	129,928
Telephone-Integrated — 2.1%
AT&T, Inc.	124,750	3,587,810
CenturyLink, Inc.	17,286	168,539
Verizon Communications, Inc.	218,043	12,810,026
		16,566,375
Television — 0.1%
ViacomCBS, Inc., Class B	9,891	368,539
Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	1,047	147,575
Theaters — 0.0%
Live Nation Entertainment, Inc.†	2,503	183,920
Tobacco — 0.5%
Altria Group, Inc.	32,534	1,333,894
Philip Morris International, Inc.	27,263	2,257,104
		3,590,998
Tools-Hand Held — 0.1%
Snap-on, Inc.	949	162,412
Stanley Black & Decker, Inc.	2,805	500,861
		663,273
Toys — 0.0%
Hasbro, Inc.	2,231	208,688
Transport-Rail — 1.2%
CSX Corp.	6,426	583,160
Kansas City Southern	803	163,916
Norfolk Southern Corp.	15,515	3,686,519
Union Pacific Corp.	23,275	4,846,321
		9,279,916
Transport-Services — 0.2%
C.H. Robinson Worldwide, Inc.	2,380	223,411
Expeditors International of Washington, Inc.	1,037	98,629
FedEx Corp.	1,523	395,401
United Parcel Service, Inc., Class B	3,756	632,510
		1,349,951
Transport-Truck — 0.4%
JB Hunt Transport Services, Inc.	599	81,853
Knight-Swift Transportation Holdings, Inc.	77,480	3,240,214
		3,322,067
Water — 0.0%
American Water Works Co., Inc.	1,587	243,557
Water Treatment Systems — 0.0%
Pentair PLC	2,912	154,598
Web Hosting/Design — 0.0%
VeriSign, Inc.†	1,020	220,728
Web Portals/ISP — 0.4%
Alphabet, Inc., Class C†	1,638	2,869,579
Wireless Equipment — 0.0%
Motorola Solutions, Inc.	1,632	277,538
Total Common Stocks (cost $664,437,297)		763,063,123
EXCHANGE-TRADED FUNDS — 0.6%
Exchange-Traded Funds — 0.6%
iShares Russell 1000 Value ETF	23,462	3,207,959
iShares S&P 500 Value ETF	10,180	1,303,244
Total Exchange-Traded Funds (cost $3,967,259)		4,511,203
Total Long-Term Investment Securities (cost $668,404,556)		767,574,326

SHORT-TERM INVESTMENT SECURITIES — 0.0%
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.07% due 02/25/2021(2) (cost $99,990)	$100,000	99,990
REPURCHASE AGREEMENTS — 0.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 12/31/2020, to be repurchased 01/04/2021 in the amount of $239,000 and collateralized by $244,100 of United States Treasury Notes, bearing interest at 1.25% due 12/15/2023 and having an approximate value of $243,827	239,000	239,000
Bank of America Securities LLC Joint Repurchase Agreement(1)	800,000	800,000
Barclays Capital, Inc. Joint Repurchase Agreement(1)	630,000	630,000

BNP Paribas SA Joint Repurchase Agreement(1)	630,000	630,000
Deutsche Bank AG Joint Repurchase Agreement(1)	820,000	820,000
RBS Securities, Inc. Joint Repurchase Agreement(1)	805,000	805,000
Total Repurchase Agreements (cost $3,924,000)		3,924,000
TOTAL INVESTMENTS (cost $672,428,546)	99.5%	771,598,316
Other assets less liabilities	0.5	3,879,652
NET ASSETS	100.0%	$775,477,968

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	Security represents an investment in an affiliated company (see Note 3).
ADR	— American Depositary Receipt
ETF	— Exchange Traded Fund

Futures Contracts
Number						Unrealized
of						Appreciation
Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	(Depreciation)
4	Long	S&P 500 E-Mini Index	March 2021	$737,437	$749,760	$12,323

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	JPY	171,080,128	USD	1,649,813	03/31/2021	$-	$(8,737)
	USD	82,645	JPY	8,522,949	03/31/2021	-	(18)
						-	(8,755)
Credit Suisse AG	EUR	6,745,562	USD	8,282,650	03/31/2021	25,968	-
						25,968	-
JPMorgan Chase Bank	GBP	6,009,899	USD	8,096,307	03/31/2021	-	(126,581)
						-	(126,581)
Morgan Stanley & Co., Inc.	CHF	2,211,817	USD	2,503,993	03/31/2021	-	(687)
	USD	66,276	CHF	58,875	03/31/2021	395	-

						395	(687)
Unrealized Appreciation (Depreciation)						$26,363	$(136,023)

CHF	— Swiss Franc
EUR	— Euro Currency
GBP	— Pound Sterling
JPY	— Japanese Yen
USD	— United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$751,578,993	$11,484,130	**	$-	$763,063,123
Exchange-Traded Funds	4,511,203	-		-	4,511,203
Short-Term Investment Securities	-	99,990		-	99,990
Repurchase Agreements	-	3,924,000		-	3,924,000
Total Investments at Value	$756,090,196	$15,508,120			$771,598,316

Other Financial Instruments:†
Futures Contracts	$12,323	$-		$-	12,323
Forward Foreign Currency Contracts	-	26,363		-	26,363
Total Other Financial Instruments	$12,323	$26,363		$-	$38,686

LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$-	$136,023		$-	$136,023

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST SA MULTI-MANAGED MID CAP GROWTH PORTFOLIO
Portfolio of Investments — December 31, 2020 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 98.7%
Advertising Services — 0.7%
Trade Desk, Inc., Class A†	2,283	$1,828,683
Aerospace/Defense — 0.2%
TransDigm Group, Inc.†	651	402,871
Aerospace/Defense-Equipment — 0.1%
HEICO Corp.	902	119,425
HEICO Corp., Class A	1,570	183,784
Hexcel Corp.	1,300	63,037
		366,246
Apparel Manufacturers — 0.0%
VF Corp.	470	40,143
Applications Software — 0.9%
BigCommerce Holdings, Inc., Series 1†	256	16,422
CDK Global, Inc.	388	20,110
Datto Holding Corp.†	294	7,938
Duck Creek Technologies, Inc.†	474	20,524
Elastic NV†	1,658	242,283
Five9, Inc.†	4,994	870,954
Jamf Holding Corp.†	382	11,429
JFrog, Ltd.†	278	17,467
Medallia, Inc.†	2,189	72,719
PTC, Inc.†	5,610	671,012
RealPage, Inc.†	1,928	168,199
Smartsheet, Inc., Class A†	5,303	367,445
Tanium, Class B†(1)(2)	1,910	21,765
		2,508,267
Athletic Equipment — 0.3%
Peloton Interactive, Inc., Class A†	4,545	689,567
Auction Houses/Art Dealers — 0.0%
Ritchie Bros. Auctioneers, Inc.	1,400	97,370
Audio/Video Products — 0.0%
Dolby Laboratories, Inc., Class A	187	18,163
Auto-Heavy Duty Trucks — 0.0%
PACCAR, Inc.	800	69,024
Auto/Truck Parts & Equipment-Original — 0.1%
Allison Transmission Holdings, Inc.	1,833	79,058
Aptiv PLC	745	97,066
BorgWarner, Inc.	766	29,598
		205,722
Banks-Commercial — 0.1%
First Republic Bank	600	88,158
SVB Financial Group†	261	101,224
		189,382
Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc.	1,236	52,134
Beverages-Non-alcoholic — 0.9%
Monster Beverage Corp.†	25,005	2,312,462
Beverages-Wine/Spirits — 0.3%
Brown-Forman Corp., Class A	965	70,899
Brown-Forman Corp., Class B	8,052	639,570
		710,469
Brewery — 0.7%
Boston Beer Co., Inc., Class A†	1,637	1,627,653
Constellation Brands, Inc., Class A	750	164,287
		1,791,940
Building & Construction Products-Misc. — 0.2%
Armstrong World Industries, Inc.	443	32,955
AZEK Co., Inc.†	285	10,958
Fortune Brands Home & Security, Inc.	1,644	140,924
Trex Co., Inc.†	2,904	243,123
		427,960
Building & Construction-Misc. — 0.0%
Frontdoor, Inc.†	361	18,126
Procore Technologies, Inc.†(1)(2)	529	33,327
		51,453
Building Products-Air & Heating — 0.1%
Carrier Global Corp.	7,832	295,423
Building Products-Cement — 0.1%
Vulcan Materials Co.	900	133,479
Building-Maintenance & Services — 0.2%
Rollins, Inc.	9,198	359,366
Terminix Global Holdings, Inc.	3,100	158,131
		517,497
Building-Mobile Home/Manufactured Housing — 0.7%
Thor Industries, Inc.	19,763	1,837,761
Building-Residential/Commercial — 0.8%
Lennar Corp., Class A	23,036	1,756,034
NVR, Inc.†	79	322,309
		2,078,343
Cable/Satellite TV — 0.6%
Altice USA, Inc., Class A†	16,640	630,157
Cable One, Inc.	329	732,920
Sirius XM Holdings, Inc.	17,298	110,188
		1,473,265
Casino Hotels — 0.1%
MGM Resorts International	3,400	107,134
Wynn Resorts, Ltd.	1,458	164,506
		271,640
Chemicals-Diversified — 0.0%
FMC Corp.	641	73,670
Chemicals-Specialty — 0.0%
NewMarket Corp.	143	56,956
W.R. Grace & Co.	505	27,684
		84,640
Coatings/Paint — 0.2%
RPM International, Inc.	5,484	497,838
Commercial Services — 2.4%
Cintas Corp.	4,009	1,417,021
CoreLogic, Inc.	99	7,655
CoStar Group, Inc.†	5,273	4,873,728
Dun & Bradstreet Holdings, Inc.†	6,295	156,746
Quanta Services, Inc.	694	49,982
		6,505,132
Commercial Services-Finance — 3.9%
Avalara, Inc.†	4,855	800,541
Equifax, Inc.	4,903	945,495
Euronet Worldwide, Inc.†	700	101,444
FleetCor Technologies, Inc.†	4,206	1,147,523
H&R Block, Inc.	3,406	54,019
IHS Markit, Ltd.	5,435	488,226
MarketAxess Holdings, Inc.	2,039	1,163,372

Morningstar, Inc.	456	105,596
Multiplan Corp.	138,375	1,105,616
Square, Inc., Class A†	12,179	2,650,638
StoneCo, Ltd., Class A†	9,996	838,864
TransUnion	9,747	967,097
WEX, Inc.†	590	120,083
		10,488,514
Communications Software — 1.4%
RingCentral, Inc., Class A†	10,158	3,849,577
Computer Aided Design — 2.3%
ANSYS, Inc.†	4,572	1,663,294
Aspen Technology, Inc.†	3,714	483,749
Bentley Systems, Inc.	2,216	89,770
Cadence Design Systems, Inc.†	14,938	2,037,991
Synopsys, Inc.†	7,351	1,905,673
		6,180,477
Computer Data Security — 1.0%
Crowdstrike Holdings, Inc., Class A†	6,279	1,330,018
Fortinet, Inc.†	7,160	1,063,475
McAfee Corp.	458	7,644
Zscaler, Inc.†	1,814	362,274
		2,763,411
Computer Services — 1.3%
CACI International, Inc., Class A†	100	24,933
EPAM Systems, Inc.†	2,697	966,470
Genpact, Ltd.	4,732	195,716
Globant SA†	967	210,429
Leidos Holdings, Inc.	20,468	2,151,596
Science Applications International Corp.	188	17,792
		3,566,936
Computer Software — 4.0%
Akamai Technologies, Inc.†	8,609	903,859
Citrix Systems, Inc.	2,842	369,744
Cloudflare, Inc., Class A†	2,738	208,061
Datadog, Inc., Class A†	9,408	926,123
Dropbox, Inc., Class A†	6,163	136,757
Dynatrace, Inc.†	6,986	302,284
Fastly, Inc., Class A†	1,980	172,993
MongoDB, Inc.†	2,579	925,964
nCino, Inc.†	1,997	144,603
Nutanix, Inc., Class A†	4,848	154,506
Slack Technologies, Inc., Class A†	9,575	404,448
Splunk, Inc.†	23,922	4,064,109
Teradata Corp.†	2,083	46,805
Twilio, Inc., Class A†	5,897	1,996,134
ZoomInfo Technologies, Inc.† Class A	1,228	59,226
		10,815,616
Computers-Memory Devices — 0.2%
NetApp, Inc.	3,014	199,647
Pure Storage, Inc., Class A†	8,340	188,568
		388,215
Computers-Other — 0.0%
Lumentum Holdings, Inc.†	201	19,055
Consulting Services — 1.1%
Booz Allen Hamilton Holding Corp.	7,797	679,742
Gartner, Inc.†	4,373	700,511
Verisk Analytics, Inc.	7,229	1,500,668
		2,880,921
Consumer Products-Misc. — 0.4%
Clorox Co.	4,697	948,418
Reynolds Consumer Products, Inc.	2,921	87,747
		1,036,165
Containers-Metal/Glass — 0.5%
Ball Corp.	13,608	1,267,993
Crown Holdings, Inc.†	335	33,567
		1,301,560
Containers-Paper/Plastic — 0.1%
Amcor PLC	5,938	69,890
Berry Global Group, Inc.†	1,134	63,719
Graphic Packaging Holding Co.	1,475	24,987
Sealed Air Corp.	2,000	91,580
		250,176
Data Processing/Management — 2.7%
Broadridge Financial Solutions, Inc.	6,130	939,116
DocuSign, Inc.†	9,383	2,085,841
Fair Isaac Corp.†	6,323	3,231,306
Jack Henry & Associates, Inc.	1,499	242,823
Paychex, Inc.	8,219	765,846
		7,264,932
Decision Support Software — 0.7%
Databricks, Inc.†(1)(2)	689	33,072
MSCI, Inc.	4,330	1,933,475
		1,966,547
Dental Supplies & Equipment — 2.3%
Align Technology, Inc.†	11,558	6,176,364
Diagnostic Equipment — 0.8%
10X Genomics, Inc., Class A†	1,442	204,187
Adaptive Biotechnologies Corp.†	4,840	286,189
Avantor, Inc.†	32,270	908,401
Repligen Corp.†	4,260	816,344
		2,215,121
Diagnostic Kits — 0.8%
IDEXX Laboratories, Inc.†	3,608	1,803,531
Quidel Corp.†	2,169	389,661
		2,193,192
Dialysis Centers — 0.1%
DaVita, Inc.†	2,420	284,108
Disposable Medical Products — 0.3%
ICU Medical, Inc.†	501	107,460
Teleflex, Inc.	1,755	722,305
		829,765
Distribution/Wholesale — 1.8%
Copart, Inc.†	21,968	2,795,428
Fastenal Co.	13,166	642,896
IAA, Inc.†	5,302	344,524
Pool Corp.	1,784	664,540
Watsco, Inc.	350	79,292

WW Grainger, Inc.	821	335,247
		4,861,927
Diversified Manufacturing Operations — 0.1%
A.O. Smith Corp.	1,500	82,230
Trane Technologies PLC	2,050	297,578
		379,808
Drug Delivery Systems — 1.2%
DexCom, Inc.†	8,323	3,077,180
E-Commerce/Products — 0.8%
Chewy, Inc., Class A†	2,238	201,174
Etsy, Inc.†	6,664	1,185,592
Leslie's, Inc.†	431	11,960
Wayfair, Inc., Class A†	3,182	718,528
		2,117,254
E-Commerce/Services — 2.5%
Airbnb, Inc.† Class A	379	55,637
Airbnb, Inc., Class B† Lock-Up(1)	9,604	1,318,618
Expedia Group, Inc.	380	50,312
GrubHub, Inc.†	222	16,488
Match Group, Inc.†	33,591	5,078,623
Zillow Group, Inc., Class A†	162	22,022
Zillow Group, Inc., Class C†	400	51,920
		6,593,620
E-Services/Consulting — 0.4%
CDW Corp.	8,013	1,056,033
Electric Products-Misc. — 0.1%
AMETEK, Inc.	700	84,658
Littelfuse, Inc.	672	171,132
		255,790
Electronic Components-Misc. — 0.0%
Hubbell, Inc.	450	70,555
Jabil, Inc.	701	29,814
		100,369
Electronic Components-Semiconductors — 2.7%
Inphi Corp.†	3,400	545,598
IPG Photonics Corp.†	557	124,651
Marvell Technology Group, Ltd.	39,119	1,859,717
Microchip Technology, Inc.	9,757	1,347,539
Monolithic Power Systems, Inc.	3,263	1,195,009
ON Semiconductor Corp.†	6,100	199,653
Skyworks Solutions, Inc.	2,000	305,760
Xilinx, Inc.	12,337	1,749,017
		7,326,944
Electronic Connectors — 0.5%
Amphenol Corp., Class A	9,149	1,196,415
Electronic Measurement Instruments — 1.2%
Agilent Technologies, Inc.	11,153	1,321,519
FLIR Systems, Inc.	1,200	52,596
Fortive Corp.	18,710	1,325,042
Keysight Technologies, Inc.†	3,679	485,959
Vontier Corp.†	4,074	136,072
		3,321,188
Electronic Security Devices — 0.1%
Allegion PLC	2,904	337,968
Electronics-Military — 0.0%
Mercury Systems, Inc.†	1,116	98,275
Energy-Alternate Sources — 0.7%
Array Technologies, Inc.†	5,809	250,600
Enphase Energy, Inc.†	7,053	1,237,590
SolarEdge Technologies, Inc.†	1,227	391,560
		1,879,750
Enterprise Software/Service — 6.3%
Alteryx, Inc., Class A†	1,349	164,295
Bill.com Holdings, Inc.†	3,637	496,451
Black Knight, Inc.†	8,588	758,750
Ceridian HCM Holding, Inc.†	5,304	565,194
Clarivate PLC†	1,478	43,911
Coupa Software, Inc.†	3,796	1,286,502
Everbridge, Inc.†	876	130,585
Guidewire Software, Inc.†	20,275	2,610,001
HubSpot, Inc.†	2,239	887,629
Manhattan Associates, Inc.†	3,117	327,846
New Relic, Inc.†	1,301	85,085
PagerDuty, Inc.†	1,744	72,725
Paycom Software, Inc.†	7,153	3,234,944
Pegasystems, Inc.	890	118,602
Pluralsight, Inc., Class A†	2,249	47,139
SS&C Technologies Holdings, Inc.	4,737	344,617
Tyler Technologies, Inc.†	2,090	912,327
Veeva Systems, Inc., Class A†	7,483	2,037,247
Workday, Inc., Class A†	11,161	2,674,287
Workiva, Inc.†	500	45,810
		16,843,947
Entertainment Software — 0.9%
Electronic Arts, Inc.	1,100	157,960
Skillz, Inc.†	42,442	848,840
Take-Two Interactive Software, Inc.†	4,149	862,121
Unity Software, Inc.†	601	92,235
Zynga, Inc., Class A†	42,734	421,785
		2,382,941
Filtration/Separation Products — 0.0%
Donaldson Co., Inc.	328	18,329
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	16	5,538
Finance-Consumer Loans — 0.0%
LendingTree, Inc.†	259	70,911
SLM Corp.	2,171	26,899
		97,810
Finance-Credit Card — 0.0%
Western Union Co.	1,998	43,836
Finance-Investment Banker/Broker — 0.2%
Tradeweb Markets, Inc.	8,182	510,966
Virtu Financial, Inc., Class A	1,420	35,741
		546,707

Finance-Other Services — 0.1%
Cboe Global Markets, Inc.	1,640	152,717
Nasdaq, Inc.	506	67,166
		219,883
Firearms & Ammunition — 0.1%
Axon Enterprise, Inc.†	1,571	192,495
Food-Confectionery — 0.4%
Hershey Co.	6,146	936,220
Food-Meat Products — 0.0%
Tyson Foods, Inc., Class A	1,100	70,884
Food-Misc./Diversified — 0.4%
Beyond Meat, Inc.†	1,046	130,750
Campbell Soup Co.	2,441	118,022
Conagra Brands, Inc.	2,196	79,627
Kellogg Co.	2,137	132,985
Lamb Weston Holdings, Inc.	839	66,063
McCormick & Co., Inc.	6,383	610,215
		1,137,662
Food-Retail — 0.0%
Albertsons Cos., Inc., Class A	426	7,489
Grocery Outlet Holding Corp.†	975	38,269
Sprouts Farmers Market, Inc.†	2,495	50,149
		95,907
Funeral Services & Related Items — 0.0%
Service Corp. International	1,500	73,650
Garden Products — 0.1%
Scotts Miracle-Gro Co.	953	189,780
Gold Mining — 0.1%
Kirkland Lake Gold, Ltd.	1,900	78,413
Royal Gold, Inc.	1,179	125,398
		203,811
Healthcare Safety Devices — 0.5%
Tandem Diabetes Care, Inc.†	14,778	1,413,959
Home Furnishings — 0.0%
Tempur Sealy International, Inc.†	3,517	94,959
Human Resources — 0.2%
Paylocity Holding Corp.†	2,510	516,834
Independent Power Producers — 0.0%
NRG Energy, Inc.	2,119	79,568
Industrial Automated/Robotic — 0.5%
Cognex Corp.	7,208	578,694
Rockwell Automation, Inc.	2,995	751,176
		1,329,870
Instruments-Controls — 0.5%
Mettler-Toledo International, Inc.†	1,058	1,205,781
Woodward, Inc.	900	109,377
		1,315,158
Instruments-Scientific — 0.0%
PerkinElmer, Inc.	542	77,777
Waters Corp.†	114	28,206
		105,983
Insurance Brokers — 0.1%
Brown & Brown, Inc.	314	14,887
Selectquote, Inc.†	8,316	172,557
		187,444
Insurance-Life/Health — 0.1%
GoHealth, Inc., Class A†	3,332	45,515
Lincoln National Corp.	600	30,186
Primerica, Inc.	614	82,233
		157,934
Insurance-Property/Casualty — 0.1%
Alleghany Corp.	32	19,318
Assurant, Inc.	1,050	143,031
Erie Indemnity Co., Class A	361	88,662
		251,011
Insurance-Reinsurance — 0.0%
Axis Capital Holdings, Ltd.	185	9,322
RenaissanceRe Holdings, Ltd.	429	71,137
		80,459
Internet Application Software — 1.2%
Anaplan, Inc.†	6,840	491,454
Okta, Inc.†	6,189	1,573,615
Wix.com, Ltd.†	986	246,461
Zendesk, Inc.†	5,699	815,641
		3,127,171
Internet Content-Entertainment — 4.3%
Pinterest, Inc., Class A†	17,776	1,171,438
Roku, Inc.†	5,836	1,937,669
Snap, Inc., Class A†	46,003	2,303,370
Spotify Technology SA†	14,631	4,603,791
Twitter, Inc.†	27,879	1,509,648
		11,525,916
Internet Content-Information/News — 0.3%
IAC/InterActiveCorp†	3,533	668,974
Internet Gambling — 1.0%
DraftKings, Inc., Class A†	56,981	2,653,035
Internet Security — 1.3%
FireEye, Inc.†	1,259	29,033
NortonLifeLock, Inc.	17,122	355,795
Palo Alto Networks, Inc.†	4,339	1,542,037
Proofpoint, Inc.†	11,652	1,589,449
		3,516,314
Investment Management/Advisor Services — 0.5%
Ares Management Corp., Class A	22,580	1,062,389
LPL Financial Holdings, Inc.	156	16,258
T. Rowe Price Group, Inc.	1,444	218,607
		1,297,254
Lasers-System/Components — 0.1%
Coherent, Inc.†	1,130	169,523
Lighting Products & Systems — 0.1%
Universal Display Corp.	1,078	247,724
Machine Tools & Related Products — 0.0%
Lincoln Electric Holdings, Inc.	610	70,913
Machinery-Electrical — 0.1%
BWX Technologies, Inc.	4,031	242,989

Vertiv Holdings Co.	5,508	102,834
		345,823
Machinery-Farming — 0.2%
Toro Co.	4,418	419,003
Machinery-General Industrial — 0.2%
IDEX Corp.	400	79,680
Middleby Corp.†	650	83,798
Nordson Corp.	1,581	317,702
Otis Worldwide Corp.	1,900	128,345
		609,525
Machinery-Pumps — 0.1%
Graco, Inc.	4,573	330,857
Medical Information Systems — 0.3%
Cerner Corp.	8,844	694,077
Change Healthcare, Inc.†	4,473	83,422
Oak Street Health, Inc.†	306	18,715
		796,214
Medical Instruments — 0.2%
Bio-Techne Corp.	897	284,842
Bruker Corp.	2,852	154,379
		439,221
Medical Labs & Testing Services — 0.9%
Catalent, Inc.†	4,300	447,501
Charles River Laboratories International, Inc.†	1,087	271,598
IQVIA Holdings, Inc.†	3,110	557,219
Laboratory Corp. of America Holdings†	134	27,276
PPD, Inc.†	5,702	195,122
Syneos Health, Inc.†	202	13,762
Teladoc Health, Inc.†	3,953	790,442
		2,302,920
Medical Products — 2.5%
ABIOMED, Inc.†	8,632	2,798,494
Cooper Cos., Inc.	1,064	386,573
Haemonetics Corp.†	1,167	138,581
Hill-Rom Holdings, Inc.	196	19,202
Hologic, Inc.†	10,515	765,808
iRhythm Technologies, Inc.†	340	80,651
Masimo Corp.†	1,227	329,302
Novocure, Ltd.†	4,498	778,334
Penumbra, Inc.†	2,069	362,075
STERIS PLC	1,012	191,815
Varian Medical Systems, Inc.†	287	50,228
West Pharmaceutical Services, Inc.	3,027	857,579
		6,758,642
Medical-Biomedical/Gene — 5.6%
ACADIA Pharmaceuticals, Inc.†	7,078	378,390
Acceleron Pharma, Inc.†	3,163	404,674
Alexion Pharmaceuticals, Inc.†	823	128,585
Alnylam Pharmaceuticals, Inc.†	6,299	818,681
Apellis Pharmaceuticals, Inc.†	8,833	505,248
Argenx SE ADR†	842	247,624
Ascendis Pharma A/S ADR†	4,771	795,707
Berkeley Lights, Inc.†	174	15,557
BioMarin Pharmaceutical, Inc.†	8,964	786,053
BioNTech SE ADR†	1,400	114,128
Bluebird Bio, Inc.†	1,244	53,828
Blueprint Medicines Corp.†	1,400	157,010
CRISPR Therapeutics AG†	700	107,177
Denali Therapeutics, Inc.†	1,401	117,348
Exact Sciences Corp.†	27,797	3,682,824
Exelixis, Inc.†	11,502	230,845
FibroGen, Inc.†	3,200	118,688
Genmab A/S ADR†	5,616	228,347
Global Blood Therapeutics, Inc.†	1,490	64,532
Guardant Health, Inc.†	2,062	265,751
Incyte Corp.†	10,800	939,384
Ionis Pharmaceuticals, Inc.†	5,014	283,491
Iovance Biotherapeutics, Inc.†	3,459	160,498
Kodiak Sciences, Inc.†	7,738	1,136,790
Mirati Therapeutics, Inc.†	400	87,856
Moderna, Inc.†	7,172	749,259
Royalty Pharma PLC, Class A	3,448	172,572
Sage Therapeutics, Inc.†	1,292	111,771
Seagen, Inc.†	10,748	1,882,405
TG Therapeutics, Inc.†	1,206	62,736
Ultragenyx Pharmaceutical, Inc.†	1,233	170,684
United Therapeutics Corp.†	500	75,895
		15,054,338
Medical-Drugs — 0.8%
Galapagos NV†	7,331	720,772
Galapagos NV ADR†	305	30,189
Horizon Therapeutics PLC†	9,936	726,818
PRA Health Sciences, Inc.†	2,749	344,835
Reata Pharmaceuticals, Inc., Class A†	2,320	286,798
		2,109,412
Medical-Generic Drugs — 0.0%
Perrigo Co. PLC	1,300	58,136
Medical-HMO — 0.3%
Centene Corp.†	3,352	201,221
Molina Healthcare, Inc.†	2,417	514,047
		715,268
Medical-Hospitals — 0.1%
Acadia Healthcare Co., Inc.†	1,946	97,806
Universal Health Services, Inc., Class B	650	89,375
		187,181
Medical-Outpatient/Home Medical — 0.3%
Amedisys, Inc.†	2,155	632,126
American Well Corp†	790	20,011
Chemed Corp.	389	207,185
		859,322
Medical-Wholesale Drug Distribution — 0.9%
AmerisourceBergen Corp.	1,757	171,764
Cardinal Health, Inc.	7,348	393,559
McKesson Corp.	9,735	1,693,111
		2,258,434
Multimedia — 0.2%
FactSet Research Systems, Inc.	1,231	409,307

Networking Products — 0.1%
Arista Networks, Inc.†	1,212	352,171
Non-Hazardous Waste Disposal — 0.1%
Waste Connections, Inc.	1,623	166,471
Office Automation & Equipment — 0.3%
Zebra Technologies Corp., Class A†	2,345	901,254
Office Supplies & Forms — 0.1%
Avery Dennison Corp.	2,161	335,193
Oil Companies-Exploration & Production — 0.1%
Venture Global LNG, Inc., Series B†(1)(2)	3	16,696
Venture Global LNG, Inc., Series C†(1)(2)	42	233,742
		250,438
Patient Monitoring Equipment — 0.7%
Insulet Corp.†	7,117	1,819,319
Pharmacy Services — 0.0%
JAND, Inc. (dba Warby Parker), Class A†(1)(2)	174	4,268
Physical Therapy/Rehabilitation Centers — 0.0%
Encompass Health Corp.	1,117	92,365
Pipelines — 0.1%
Cheniere Energy, Inc.†	5,811	348,834
Equitrans Midstream Corp.	943	7,582
		356,416
Poultry — 0.0%
Pilgrim's Pride Corp.†	410	8,040
Power Converter/Supply Equipment — 0.3%
Generac Holdings, Inc.†	2,924	664,947
Private Equity — 0.0%
Apollo Global Management, Inc.	2,125	104,082
Carlyle Group, Inc.	279	8,772
		112,854
Racetracks — 0.4%
Penn National Gaming, Inc.†	12,686	1,095,690
Radio — 0.0%
Liberty Media Corp. - Liberty SiriusXM, Series A†	242	10,452
Liberty Media Corp. - Liberty SiriusXM, Series C†	505	21,973
		32,425
Real Estate Investment Trusts — 0.4%
Americold Realty Trust	506	18,889
Brookfield Property REIT, Inc., Class A	881	13,162
CoreSite Realty Corp.	680	85,190
Equity LifeStyle Properties, Inc.	1,790	113,414
Extra Space Storage, Inc.	2,230	258,368
Iron Mountain, Inc.	4,208	124,052
Simon Property Group, Inc.	6,395	545,366
		1,158,441
Real Estate Management/Services — 0.0%
WeWork Cos., Inc., Class A†(1)(2)	587	0
Recreational Centers — 0.5%
Planet Fitness, Inc., Class A†	16,582	1,287,261
Recreational Vehicles — 0.4%
Polaris, Inc.	10,988	1,046,937
Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	400	92,764
Resort/Theme Parks — 0.0%
Vail Resorts, Inc.	80	22,317
Respiratory Products — 0.3%
ResMed, Inc.	3,601	765,429
Retail-Apparel/Shoe — 3.6%
Burlington Stores, Inc.†	14,442	3,777,305
Lululemon Athletica, Inc.†	11,705	4,073,691
Ross Stores, Inc.	13,706	1,683,234
		9,534,230
Retail-Auto Parts — 1.0%
AutoZone, Inc.†	747	885,524
O'Reilly Automotive, Inc.†	3,959	1,791,724
		2,677,248
Retail-Automobile — 0.2%
CarMax, Inc.†	2,306	217,825
Carvana Co.†	1,403	336,074
Vroom, Inc.†	534	21,878
		575,777
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	1,038	103,582
Retail-Convenience Store — 0.1%
Casey's General Stores, Inc.	800	142,896
Retail-Discount — 0.7%
Dollar Tree, Inc.†	6,368	687,999
Ollie's Bargain Outlet Holdings, Inc.†	12,632	1,032,918
		1,720,917
Retail-Floor Coverings — 0.9%
Floor & Decor Holdings, Inc., Class A†	25,213	2,341,027
Retail-Gardening Products — 0.3%
Tractor Supply Co.	6,203	872,018
Retail-Home Furnishings — 0.1%
RH†	200	89,504
Williams-Sonoma, Inc.	1,414	144,002
		233,506
Retail-Misc./Diversified — 0.9%
Five Below, Inc.†	13,819	2,418,049
Retail-Perfume & Cosmetics — 0.3%
Ulta Beauty, Inc.†	2,363	678,559
Retail-Restaurants — 1.3%
Chipotle Mexican Grill, Inc.†	1,490	2,066,198
Domino's Pizza, Inc.	2,250	862,785
Papa John's International, Inc.	892	75,686
Restaurant Brands International, Inc.	1,192	72,843
Wendy's Co.	4,502	98,684
Yum China Holdings, Inc.	2,036	116,235
Yum! Brands, Inc.	800	86,848
		3,379,279

Schools — 1.6%
2U, Inc.†	28,894	1,156,049
Bright Horizons Family Solutions, Inc.†	2,393	413,965
Chegg, Inc.†	29,967	2,706,919
Grand Canyon Education, Inc.†	900	83,799
		4,360,732
Semiconductor Components-Integrated Circuits — 0.2%
Maxim Integrated Products, Inc.	4,414	391,301
Semiconductor Equipment — 1.8%
Allegro MicroSystems, Inc.†	299	7,971
Entegris, Inc.	9,730	935,053
KLA Corp.	8,100	2,097,171
MKS Instruments, Inc.	4,832	726,975
Teradyne, Inc.	9,055	1,085,604
		4,852,774
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	444	75,693
Soap & Cleaning Preparation — 0.4%
Church & Dwight Co., Inc.	12,740	1,111,310
Specified Purpose Acquisitions — 0.6%
BowX Acquisition Corp.†	79,800	853,860
Churchill Capital Corp.†	79,365	817,459
		1,671,319
Steel Pipe & Tube — 0.0%
Valmont Industries, Inc.	600	104,958
Technology Services — 0.0%
Gitlab, Inc., Class B†(1)(2)	2,088	83,520
Telecom Services — 0.0%
Switch, Inc., Class A	1,961	32,102
Telecommunication Equipment — 0.0%
CommScope Holding Co., Inc.†	305	4,087
Television — 0.1%
Nexstar Media Group, Inc., Class A	714	77,962
World Wrestling Entertainment, Inc., Class A	1,153	55,401
		133,363
Theaters — 0.1%
Live Nation Entertainment, Inc.†	3,562	261,736
Therapeutics — 0.4%
Agios Pharmaceuticals, Inc.†	1,648	71,408
GW Pharmaceuticals PLC ADR†	400	46,164
Neurocrine Biosciences, Inc.†	5,393	516,919
Sarepta Therapeutics, Inc.†	3,041	518,460
		1,152,951
Tools-Hand Held — 0.0%
MSA Safety, Inc.	203	30,326
Toys — 0.0%
Mattel, Inc.†	5,127	89,466
Transport-Rail — 0.1%
Kansas City Southern	825	168,407
Transport-Services — 0.1%
C.H. Robinson Worldwide, Inc.	523	49,094
Expeditors International of Washington, Inc.	3,499	332,790
		381,884
Transport-Truck — 0.5%
JB Hunt Transport Services, Inc.	1,669	228,069
Landstar System, Inc.	1,378	185,561
Old Dominion Freight Line, Inc.	4,012	783,062
XPO Logistics, Inc.†	114	13,589
		1,210,281
Travel Services — 0.0%
Virgin Galactic Holdings, Inc.†	1,446	34,314
Veterinary Diagnostics — 0.4%
Elanco Animal Health, Inc.†	34,241	1,050,171
Vitamins & Nutrition Products — 0.0%
Herbalife Nutrition, Ltd.†	302	14,511
Web Hosting/Design — 1.3%
GoDaddy, Inc., Class A†	33,286	2,761,074
VeriSign, Inc.†	3,026	654,826
		3,415,900
Wireless Equipment — 0.1%
Motorola Solutions, Inc.	1,436	244,206
Ubiquiti, Inc.	172	47,904
		292,110
Total Common Stocks (cost $166,110,457)		264,292,027
CONVERTIBLE PREFERRED SECURITIES — 0.4%
Advertising Services — 0.0%
Nanigans, Inc.,
Series B†(1)(2)	6,300	0
Applications Software — 0.2%
Magic Leap, Inc.,
Series C†(1)(2)	4,974	34,379
Tanium, Inc.,
Series G†(1)(2)	32,619	371,700
		406,079
Building & Construction-Misc. — 0.0%
Procore Technologies, Inc.† Series B(1)(2)	132	8,316
Decision Support Software — 0.0%
Databricks, Inc.† Series F(1)(2)	1,680	80,640
E-Commerce/Products — 0.1%
One Kings Lane Inc., Series E†(2)	11,800	1,888
The Honest Co., Inc., Series C†(1)(2)	4,317	153,772
		155,660
E-Commerce/Services — 0.0%
Rappi, Inc., Series E†(1)(2)	1,959	117,042
Enterprise Software/Service — 0.1%
UiPath, Inc., Series D-1†(1)(2)	5,019	146,014

UiPath, Inc., Series D-2†(1)(2)	843	24,525
Uipath, Inc.† Series E(1)(2)	105	3,055
		173,594

Pharmacy Services — 0.0%
Jand, Inc. (dba Warby Parker), Series AA† (1)(2)	356	8,733
Jand, Inc. (dba Warby Parker), Series B† (1)(2)	1	24
		8,757
Real Estate Management/Services — 0.0%
WeWork Cos., Inc., Series D-1†(1)(2)	3,588	0
WeWork Cos., Inc., Series D-2†(1)(2)	2,819	0
WeWork Cos., Inc., Series E†(1)(2)	2,120	0
		0

Total Convertible Preferred Securities (cost $924,202)		950,088
EXCHANGE-TRADED FUNDS — 0.6%
iShares Russell Midcap Growth Index Fund (cost $5,830,059)	16,235	1,666,523
Total Long-Term Investment Securities (cost $172,864,718)		266,908,638
SHORT-TERM INVESTMENT SECURITIES — 0.0%
Registered Investment Companies — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(4)	7,414	7,414
T. Rowe Price Government Reserve Fund 0.08%(4)	182	182
		7,596
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.10% due 12/30/2021(5)	$60,000	59,940
Total Short-Term Investment Securities (cost $67,534)		67,536
REPURCHASE AGREEMENTS — 0.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 12/31/2020, to be repurchased 01/04/2021 in the amount of $276,000 and collateralized by $281,900 of United States Treasury Notes, bearing interest at 0.13% due 12/15/2023 and having an approximate value of $281,585.	276,000	276,000
Bank of America Securities LLC Joint Repurchase Agreement(3)	405,000	405,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	320,000	320,000
BNP Paribas SA Joint Repurchase Agreement(3)	320,000	320,000
Deutsche Bank AG Joint Repurchase Agreement(3)	420,000	420,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	410,000	410,000
Total Repurchase Agreements (cost $2,151,000)		2,151,000
TOTAL INVESTMENTS (cost $175,083,252)	100.5%	269,127,174
Liabilities in excess of other assets	(0.5)	(1,440,950)
NET ASSETS	100.0%	$267,686,224

†	Non-income producing security
(1)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2020, the Portfolio held the following restricted securities:

		Shares/
	Acquisition	Principal	Acquisition		Value	% of
Description	Date	Amount	Cost	Value	Per Share	Net Assets
Common Stocks
Airbnb, Inc.,
Class B, Lock-Up Shares	04/16/2014	4,182	85,131
	06/24/2015	4,784	222,682
	07/14/2015	638	29,697
		9,604	$337,510	$1,318,618	$137.30	0.49%

DataBricks, Inc.	07/24/2020	468	22,481
	08/28/2020	221	10,608
		689	33,089	33,072	48.00	0.01

Gitlab, Inc.,
Class B	12/15/2020	2,088	84,146	83,520	40.30	0.03

JAND, Inc. (dba Warby Parker),
Class A	11/19/2020	174	4,278	4,268	24.63	0.00

Nanigans, Inc., Series B	03/18/2015	6,300	68,787	0	0.00	0.00

Procore Technologies, Inc.	07/15/2020	198	8,910
	12/09/2020	331	20,861
		529	29,771	33,327	63.00	0.01

Tanium, Inc.,
Class B	09/24/2020	1,910	21,765	21,765	11.40	0.01

Venture Global LNG, Inc.,
Series B	03/08/2018	3	9,060	16,696	5,565.33	0.01

Venture Global LNG, Inc.,
Series C	10/16/2017	39	147,069
	03/09/2018	3	9,060
		42	156,129	233,742	5,565.29	0.09

WeWork Cos., Inc.,
Class A	05/26/2017	587	8,319	0	0.00	0.00

Convertible Preferred Securities
Databricks, Inc.,
Series F	10/22/2019	1,680	72,153	80,640	48.00	0.03

The Honest Co., Inc.,
Series C	08/20/2014	4,317	116,806	153,772	35.62	0.06

Jand, Inc. (dba Warby Parker),
Series AA	11/19/2020	356	8,747	8,733	24.63	0.00

Jand, Inc. (dba Warby Parker),
Series B	11/19/2020	1	24	24	24.63	0.00

Magic Leap, Inc.,
Series C	12/28/2015	4,974	114,566	34,379	6.91	0.01

Procore Technologies, Inc.,
Series B	07/15/2020	132	5,940	8,316	63.01	0.00

Rappi, Inc.,
Series E	09/08/2020	1,959	117,042	117,042	59.75	0.04

Tanium, Inc.,
Series G	08/26/2015	32,619	161,930	371,700	11.40	0.14

UiPath, Inc.,
Series D-1	04/26/2019	5,019	65,835	146,014	29.09	0.05

UiPath, Inc.,
Series D-2	04/26/2019	843	11,058	24,525	29.09	0.01

UiPath, Inc.,
Series E	07/09/2020	105	1,952	3,055	29.09	0.00

WeWork Cos., Inc.,
Series D-1	12/09/2014	3,588	59,744	0	0.00	0.00

WeWork Cos., Inc.,
Series D-2	12/09/2014	2,819	46,940	0	0.00	0.00

WeWork Cos., Inc.,
Series E	06/23/2015	2,120	69,726	0	0.00	0.00

				$2,693,208		0.99%

(2)	Securities classified as Level 3 (see Note 1).
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	The rate shown is the 7-day yield as of December 31, 2020.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR	— American Depositary Receipt

Futures Contracts

						Unrealized
Number of			Expiration	Notional	Notional	Appreciation
Contracts	Type	Description	Month	Basis*	Value*	(Depreciation)
2	Long	S&P MidCap 400 E-Mini Index	March 2021	$456,883	$460,700	$3,817

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$2,486,502	$-	$21,765	$2,508,267
Building & Construction-Misc.	18,126	-	33,327	51,453
Decision Support Software	1,933,475	-	33,072	1,966,547
E - Commerce/Services	5,275,002	1,318,618	-	6,593,620
Oil Companies-Exploration & Production	-	-	250,438	250,438
Pharmacy Services	-	-	4,268	4,268
Real Estate Management/Services	-	-	0	0
Technology Services	-	-	83,520	83,520
Other Industries	252,833,914	-	-	252,833,914
Convertible Preferred Securities	-	-	950,088	950,088
Exchange-Traded Funds	1,666,523	-	-	1,666,523
Short-Term Investment Securities:
Registered Investment Companies	7,596	-	-	7,596
U.S. Government Treasuries	-	59,940	-	59,940
Repurchase Agreements	-	2,151,000	-	2,151,000
Total Investments at Value	$264,221,138	$3,529,558	$1,376,478	$269,127,174

Other Financial Instruments:†
Futures Contracts	$3,817	$-	$-	$3,817

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no material Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2020 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 97.4%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	5,036	$118,447
Omnicom Group, Inc.	2,757	171,954
		290,401

Aerospace/Defense — 0.2%
Spirit AeroSystems Holdings, Inc., Class A	1,359	53,123
Teledyne Technologies, Inc.†	470	184,231
TransDigm Group, Inc.†	527	326,134
		563,488

Aerospace/Defense-Equipment — 0.5%
HEICO Corp.	113	14,961
HEICO Corp., Class A	198	23,178
Hexcel Corp.	1,080	52,369
Howmet Aerospace, Inc.	5,116	146,011
L3Harris Technologies, Inc.	4,614	872,138
		1,108,657

Agricultural Biotech — 0.9%
Corteva, Inc.	54,536	2,111,634

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	2,767	107,110
Mosaic Co.	4,476	102,993
		210,103

Agricultural Operations — 1.4%
Archer-Daniels-Midland Co.	19,330	974,426
Bunge, Ltd.	39,178	2,569,293
		3,543,719

Airlines — 1.0%
Alaska Air Group, Inc.	7,981	415,012
American Airlines Group, Inc.	7,049	111,163
Copa Holdings SA, Class A	406	31,355
Delta Air Lines, Inc.	14,196	570,821
JetBlue Airways Corp.†	4,000	58,160
Southwest Airlines Co.	22,872	1,066,064
United Airlines Holdings, Inc.†	3,761	162,663
		2,415,238

Apparel Manufacturers — 1.1%
Capri Holdings, Ltd.†	1,839	77,238
Carter's, Inc.	555	52,209
Columbia Sportswear Co.	373	32,593
Hanesbrands, Inc.	4,493	65,508
PVH Corp.	5,287	496,396
Ralph Lauren Corp.	9,449	980,239
Tapestry, Inc.	3,584	111,391
Under Armour, Inc., Class A†	2,440	41,895
Under Armour, Inc., Class C†	2,552	37,974
Urban Outfitters, Inc.†	13,060	334,336
VF Corp.	3,938	336,344
		2,566,123

Appliances — 0.1%
Whirlpool Corp.	791	142,768
Applications Software — 0.1%
BigCommerce Holdings, Inc., Series 1†	27	1,732
CDK Global, Inc.	1,378	71,422
Concentrix Corp.†	538	53,100
Datto Holding Corp.†	157	4,239
Duck Creek Technologies, Inc.†	50	2,165
Jamf Holding Corp.†	205	6,134
JFrog, Ltd.†	29	1,822
Nuance Communications, Inc.†	3,644	160,664
RealPage, Inc.†	143	12,475
		313,753

Athletic Equipment — 0.2%
Peloton Interactive, Inc., Class A†	2,494	378,390

Audio/Video Products — 0.0%
Dolby Laboratories, Inc., Class A	720	69,934

Auto-Cars/Light Trucks — 0.2%
Ford Motor Co.	50,577	444,572
Auto-Heavy Duty Trucks — 0.7%
Cummins, Inc.	1,912	434,215
PACCAR, Inc.	14,853	1,281,517
		1,715,732

Auto/Truck Parts & Equipment-Original — 0.6%
Allison Transmission Holdings, Inc.	514	22,169
Aptiv PLC	3,473	452,497
BorgWarner, Inc.	2,767	106,917
Gentex Corp.	3,179	107,863
Lear Corp.	5,003	795,627
		1,485,073

Banks-Commercial — 3.2%
Associated Banc-Corp	1,964	33,486
Bank of Hawaii Corp.	511	39,153
Bank OZK	1,582	49,469
BOK Financial Corp.	406	27,803
Citizens Financial Group, Inc.	5,524	197,538
Commerce Bancshares, Inc.	1,368	89,877
Cullen/Frost Bankers, Inc.	726	63,329
East West Bancorp, Inc.	7,359	373,175
First Citizens BancShares, Inc., Class A	82	47,090
First Hawaiian, Inc.	1,679	39,591
First Horizon Corp.	7,072	90,239
First Republic Bank	2,239	328,976
FNB Corp.	4,178	39,691
M&T Bank Corp.	1,660	211,318
PacWest Bancorp	1,512	38,405
Pinnacle Financial Partners, Inc.	957	61,631
Popular, Inc.	9,613	541,404
Prosperity Bancshares, Inc.	6,480	449,453
Regions Financial Corp.	12,456	200,791
Signature Bank	4,931	667,115
SVB Financial Group†	2,333	904,807
Synovus Financial Corp.	1,895	61,341
TCF Financial Corp.	1,955	72,374
Truist Financial Corp.	15,060	721,826
Umpqua Holdings Corp.	28,721	434,836
Webster Financial Corp.	1,160	48,894
Westamerica BanCorp	13,595	751,667
Western Alliance Bancorp	1,266	75,897
Wintrust Financial Corp.	7,343	448,584
Zions Bancorp NA	15,559	675,883
		7,785,643

Banks-Fiduciary — 1.8%
Northern Trust Corp.	21,502	2,002,696

State Street Corp.	33,330	2,425,758
		4,428,454
Banks-Super Regional — 1.3%
Comerica, Inc.	9,720	542,959
Fifth Third Bancorp	59,031	1,627,485
Huntington Bancshares, Inc.	13,093	165,364
KeyCorp	48,153	790,191
		3,125,999
Batteries/Battery Systems — 0.2%
Energizer Holdings, Inc.	12,198	514,512
Beverages-Non-alcoholic — 0.2%
Coca-Cola European Partners PLC	10,769	536,619
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class A	87	6,392
Brown-Forman Corp., Class B	347	27,562
		33,954
Brewery — 0.3%
Carlsberg A/S, Class B	3,412	547,006
Molson Coors Beverage Co., Class B	2,306	104,208
		651,214
Broadcast Services/Program — 0.3%
Discovery, Inc., Class A†	2,022	60,842
Discovery, Inc., Class C†	4,022	105,336
Fox Corp., Class A	16,205	471,890
Fox Corp., Class B	2,048	59,146
Liberty Media Corp. - Liberty Formula One, Series A†	324	12,309
Liberty Media Corp. - Liberty Formula One, Series C†	2,569	109,439
Madison Square Garden Entertainment Corp.†	241	25,315
		844,277
Building & Construction Products-Misc. — 1.0%
Armstrong World Industries, Inc.	4,108	305,594
AZEK Co., Inc.†	773	29,722
Fortune Brands Home & Security, Inc.	7,658	656,444
Owens Corning	10,453	791,919
Summit Materials, Inc., Class A†	31,587	634,267
		2,417,946
Building & Construction-Misc. — 0.0%
Frontdoor, Inc.†	923	46,344
Building Products-Air & Heating — 0.6%
Carrier Global Corp.	7,218	272,263
Johnson Controls International PLC	21,683	1,010,211
Lennox International, Inc.	448	122,738
		1,405,212
Building Products-Cement — 0.7%
Eagle Materials, Inc.	535	54,222
Martin Marietta Materials, Inc.	806	228,880
MDU Resources Group, Inc.	2,584	68,063
Vulcan Materials Co.	8,846	1,311,950
		1,663,115
Building Products-Wood — 0.4%
Masco Corp.	16,041	881,132
Building-Maintenance & Services — 0.0%
Rollins, Inc.	360	14,065
Terminix Global Holdings, Inc.†	1,714	87,431
		101,496
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	688	63,977
Building-Residential/Commercial — 0.7%
D.R. Horton, Inc.	4,286	295,391
Lennar Corp., Class A	3,509	267,491
Lennar Corp., Class B	203	12,424
NVR, Inc.†	39	159,114
PulteGroup, Inc.	3,467	149,497
Toll Brothers, Inc.	18,327	796,675
		1,680,592
Cable/Satellite TV — 0.7%
DISH Network Corp., Class A†	16,541	534,936
Liberty Broadband Corp., Class A†	321	50,583
Liberty Broadband Corp., Class C†	6,126	970,175
Sirius XM Holdings, Inc.	5,903	37,602
		1,593,296
Casino Hotels — 0.1%
MGM Resorts International	6,101	192,242
Wynn Resorts, Ltd.	955	107,753
		299,995
Cellular Telecom — 0.0%
United States Cellular Corp.†	188	5,770
Chemicals-Diversified — 2.3%
Celanese Corp.	6,518	846,949
DuPont de Nemours, Inc.	9,892	703,420
Eastman Chemical Co.	11,761	1,179,393
FMC Corp.	4,719	542,355
Huntsman Corp.	2,595	65,238
LyondellBasell Industries NV, Class A	3,325	304,770
Olin Corp.	1,848	45,387
PPG Industries, Inc.	6,955	1,003,050
Westlake Chemical Corp.	10,232	834,931
		5,525,493
Chemicals-Specialty — 0.3%
Albemarle Corp.	1,368	201,807
Ashland Global Holdings, Inc.	2,922	231,423
Cabot Corp.	722	32,403
Chemours Co.	2,116	52,456
Element Solutions, Inc.	2,812	49,857
International Flavors & Fragrances, Inc.	1,387	150,961
NewMarket Corp.	15	5,974
Valvoline, Inc.	2,401	55,559
W.R. Grace & Co.	468	25,656
		806,096
Coatings/Paint — 0.3%
Axalta Coating Systems, Ltd.†	23,846	680,803
RPM International, Inc.	272	24,692
		705,495

Commercial Services — 0.6%
Cintas Corp.	1,318	465,860
CoreLogic, Inc.	954	73,763
Dun & Bradstreet Holdings, Inc.†	566	14,093
John Wiley & Sons, Inc., Class A	559	25,524
Macquarie Infrastructure Corp.	952	35,748
Nielsen Holdings PLC	4,618	96,378
Quanta Services, Inc.	8,758	630,751
		1,342,117
Commercial Services-Finance — 0.5%
Equifax, Inc.	405	78,100
Euronet Worldwide, Inc.†	651	94,343
Global Payments, Inc.	2,732	588,527
H&R Block, Inc.	743	11,784
IHS Markit, Ltd.	2,342	210,382
Morningstar, Inc.	45	10,421
Sabre Corp.	4,116	49,474
TransUnion	219	21,729
WEX, Inc.†	522	106,243
		1,171,003
Computer Aided Design — 0.0%
Aspen Technology, Inc.†	60	7,815
Synopsys, Inc.†	141	36,553
		44,368
Computer Data Security — 0.2%
Crowdstrike Holdings, Inc., Class A†	539	114,171
McAfee Corp.	18,547	309,549
		423,720
Computer Services — 1.0%
Amdocs, Ltd.	12,427	881,447
CACI International, Inc., Class A†	270	67,319
Cognizant Technology Solutions Corp., Class A	5,921	485,226
DXC Technology Co.	3,286	84,615
Genpact, Ltd.	1,486	61,461
Leidos Holdings, Inc.	8,548	898,566
Science Applications International Corp.	655	61,989
		2,540,623
Computer Software — 0.1%
Akamai Technologies, Inc.†	365	38,321
Citrix Systems, Inc.	1,163	151,306
nCino, Inc.†	32	2,317
Teradata Corp.†	329	7,393
Twilio, Inc., Class A†	305	103,243
		302,580
Computers — 0.3%
Hewlett Packard Enterprise Co.	16,725	198,191
HP, Inc.	17,831	438,465
		636,656
Computers-Integrated Systems — 0.0%
NCR Corp.†	1,647	61,878
Computers-Memory Devices — 0.1%
NetApp, Inc.	1,314	87,039
Pure Storage, Inc., Class A†	1,337	30,230
Western Digital Corp.	3,948	218,680
		335,949
Computers-Other — 0.0%
Lumentum Holdings, Inc.†	866	82,097
Consulting Services — 0.0%
FTI Consulting, Inc.†	455	50,833
Consumer Products-Misc. — 0.2%
Clorox Co.	476	96,114
Reynolds Consumer Products, Inc.	12,451	374,028
Spectrum Brands Holdings, Inc.	550	43,439
		513,581
Containers-Metal/Glass — 0.1%
Ardagh Group SA	239	4,113
Ball Corp.	265	24,693
Crown Holdings, Inc.†	1,507	151,001
Silgan Holdings, Inc.	1,019	37,785
		217,592
Containers-Paper/Plastic — 1.1%
Amcor PLC	17,367	204,410
AptarGroup, Inc.	832	113,892
Berry Global Group, Inc.†	9,902	556,393
Graphic Packaging Holding Co.	39,834	674,788
Packaging Corp. of America	1,214	167,423
Sealed Air Corp.	2,014	92,221
Sonoco Products Co.	1,298	76,906
WestRock Co.	17,141	746,148
		2,632,181
Cosmetics & Toiletries — 0.0%
Coty, Inc., Class A	3,734	26,213
Cruise Lines — 0.2%
Carnival Corp.	6,280	136,025
Norwegian Cruise Line Holdings, Ltd.†	4,084	103,856
Royal Caribbean Cruises, Ltd.	2,379	177,687
		417,568
Data Processing/Management — 0.1%
Jack Henry & Associates, Inc.	214	34,666
Paychex, Inc.	874	81,439
		116,105
Dental Supplies & Equipment — 1.4%
DENTSPLY SIRONA, Inc.	35,750	1,871,870
Patterson Cos., Inc.	54,746	1,622,124
		3,493,994
Diagnostic Kits — 0.1%
QIAGEN NV†	2,915	154,058
Dialysis Centers — 0.0%
DaVita, Inc.†	823	96,620
Disposable Medical Products — 0.1%
ICU Medical, Inc.†	184	39,466
Teleflex, Inc.	223	91,780
		131,246
Distribution/Wholesale — 0.7%
Fastenal Co.	1,403	68,509
IAA, Inc.†	1,326	86,163

LKQ Corp.†	26,136	921,033
Univar Solutions, Inc.†	24,106	458,255
Watsco, Inc.	422	95,604
WW Grainger, Inc.	153	62,476
		1,692,040
Diversified Manufacturing Operations — 1.8%
A.O. Smith Corp.	1,720	94,290
Carlisle Cos., Inc.	681	106,358
Eaton Corp. PLC	7,733	929,043
ITT, Inc.	8,168	629,099
Parker-Hannifin Corp.	1,660	452,201
Textron, Inc.	36,927	1,784,682
Trane Technologies PLC	3,098	449,706
Trinity Industries, Inc.	1,140	30,085
		4,475,464
E-Commerce/Products — 0.0%
Leslie's, Inc.†	376	10,434
Wayfair, Inc., Class A†	81	18,291
		28,725
E-Commerce/Services — 0.3%
Expedia Group, Inc.	1,556	206,014
GrubHub, Inc.†	1,077	79,989
Lyft, Inc., Class A†	3,201	157,265
TripAdvisor, Inc.†	1,303	37,500
Zillow Group, Inc., Class A†	676	91,896
Zillow Group, Inc., Class C†	1,671	216,896
		789,560
Electric Products-Misc. — 0.2%
AMETEK, Inc.	2,972	359,434
Littelfuse, Inc.	305	77,671
		437,105
Electric-Distribution — 0.4%
Consolidated Edison, Inc.	4,345	314,013
Sempra Energy	4,243	540,601
		854,614
Electric-Integrated — 6.1%
AES Corp.	41,771	981,619
Alliant Energy Corp.	3,238	166,854
Ameren Corp.	10,420	813,385
Avangrid, Inc.	734	33,360
CenterPoint Energy, Inc.	65,535	1,418,178
CMS Energy Corp.	16,090	981,651
DTE Energy Co.	2,491	302,432
Edison International	12,622	792,914
Entergy Corp.	2,605	260,083
Evergy, Inc.	2,934	162,866
Eversource Energy	13,681	1,183,543
FirstEnergy Corp.	52,911	1,619,606
Hawaiian Electric Industries, Inc.	1,386	49,051
IDACORP, Inc.	653	62,708
OGE Energy Corp.	2,590	82,517
PG&E Corp.†	219,203	2,731,269
Pinnacle West Capital Corp.	10,876	869,536
PPL Corp.	9,992	281,775
Public Service Enterprise Group, Inc.	20,594	1,200,630
WEC Energy Group, Inc.	4,096	376,955
Xcel Energy, Inc.	6,816	454,423
		14,825,355
Electronic Components-Misc. — 0.5%
Garmin, Ltd.	1,939	232,021
Hubbell, Inc.	700	109,753
Jabil, Inc.	1,543	65,624
nVent Electric PLC	2,014	46,906
Sensata Technologies Holding PLC†	13,421	707,823
		1,162,127
Electronic Components-Semiconductors — 0.9%
Cree, Inc.†	1,431	151,543
IPG Photonics Corp.†	430	96,230
Marvell Technology Group, Ltd.	24,723	1,175,331
Microchip Technology, Inc.	810	111,869
ON Semiconductor Corp.†	5,259	172,127
Qorvo, Inc.†	1,479	245,913
Skyworks Solutions, Inc.	2,162	330,527
		2,283,540
Electronic Connectors — 0.3%
Amphenol Corp., Class A	1,541	201,517
TE Connectivity, Ltd.	4,477	542,030
		743,547
Electronic Measurement Instruments — 0.9%
Agilent Technologies, Inc.	3,667	434,503
FLIR Systems, Inc.	1,690	74,073
Fortive Corp.	3,857	273,153
Keysight Technologies, Inc.†	1,610	212,665
National Instruments Corp.	21,239	933,241
Trimble, Inc.†	3,233	215,867
Vontier Corp.†	1,543	51,536
		2,195,038
Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	970	94,381
Avnet, Inc.	1,270	44,589
SYNNEX Corp.	538	43,815
		182,785
Electronic Security Devices — 0.0%
Allegion PLC	418	48,647
Electronics-Military — 0.0%
Mercury Systems, Inc.†	132	11,624
Energy-Alternate Sources — 0.1%
Array Technologies, Inc.†	654	28,213
First Solar, Inc.†	1,190	117,715
		145,928
Engineering/R&D Services — 0.5%
AECOM†	1,981	98,614
Jacobs Engineering Group, Inc.	1,623	176,842
KBR, Inc.	28,212	872,597
		1,148,053
Enterprise Software/Service — 0.3%
Ceridian HCM Holding, Inc.†	444	47,313
Guidewire Software, Inc.†	882	113,540
Manhattan Associates, Inc.†	89	9,361

Pegasystems, Inc.	52	6,929
SolarWinds Corp.†	603	9,015
SS&C Technologies Holdings, Inc.	2,304	167,616
Verint Systems, Inc.†	6,918	464,751
		818,525
Entertainment Software — 0.2%
Electronic Arts, Inc.	3,414	490,250
Take-Two Interactive Software, Inc.†	111	23,065
Unity Software, Inc.†	64	9,822
Zynga, Inc., Class A†	2,035	20,086
		543,223
Filtration/Separation Products — 0.0%
Donaldson Co., Inc.	1,476	82,479
Finance-Auto Loans — 0.2%
Ally Financial, Inc.	11,067	394,649
Credit Acceptance Corp.†	119	41,191
Santander Consumer USA Holdings, Inc.	932	20,523
		456,363
Finance-Consumer Loans — 0.4%
LendingTree, Inc.†	7	1,917
OneMain Holdings, Inc.	842	40,551
SLM Corp.	44,519	551,590
Synchrony Financial	7,558	262,338
		856,396
Finance-Credit Card — 0.5%
Alliance Data Systems Corp.	606	44,904
Discover Financial Services	11,794	1,067,711
Western Union Co.	4,284	93,991
		1,206,606
Finance-Investment Banker/Broker — 0.7%
Charles Schwab Corp.	2,441	129,471
Evercore, Inc., Class A	512	56,136
Interactive Brokers Group, Inc., Class A	950	57,874
Jefferies Financial Group, Inc.	2,792	68,683
Lazard, Ltd., Class A	30,645	1,296,283
Tradeweb Markets, Inc.	163	10,179
Virtu Financial, Inc., Class A	88	2,215
		1,620,841
Finance-Leasing Companies — 0.0%
Air Lease Corp.	1,380	61,300
Finance-Other Services — 0.6%
Cboe Global Markets, Inc.	5,331	496,423
Nasdaq, Inc.	6,361	844,359
SEI Investments Co.	1,461	83,964
		1,424,746
Financial Guarantee Insurance — 0.0%
Assured Guaranty, Ltd.	1,011	31,836
MGIC Investment Corp.	4,376	54,919
		86,755
Food-Baking — 0.7%
Flowers Foods, Inc.	79,468	1,798,361
Food-Catering — 0.4%
Aramark	15,660	602,597
Compass Group PLC	20,976	391,421
		994,018
Food-Confectionery — 0.3%
Hershey Co.	436	66,416
J.M. Smucker Co.	5,752	664,931
Tootsie Roll Industries, Inc.	3,429	101,841
		833,188
Food-Flour & Grain — 0.0%
Seaboard Corp.	3	9,093
Food-Meat Products — 0.2%
Hormel Foods Corp.	3,618	168,635
Tyson Foods, Inc., Class A	3,728	240,232
		408,867
Food-Misc./Diversified — 1.1%
Beyond Meat, Inc.†	137	17,125
Campbell Soup Co.	2,620	126,677
Conagra Brands, Inc.	6,320	229,163
Hain Celestial Group, Inc.†	1,097	44,044
Ingredion, Inc.	5,845	459,826
Kellogg Co.	9,220	573,761
Kraft Heinz Co.	22,621	784,044
Lamb Weston Holdings, Inc.	1,458	114,803
McCormick & Co., Inc.	1,418	135,561
Post Holdings, Inc.†	826	83,434
TreeHouse Foods, Inc.†	728	30,933
		2,599,371
Food-Retail — 0.7%
Albertsons Cos., Inc., Class A	32,994	580,035
Grocery Outlet Holding Corp.†	439	17,231
Kroger Co.	31,523	1,001,170
Sprouts Farmers Market, Inc.†	240	4,824
		1,603,260
Food-Wholesale/Distribution — 0.6%
Performance Food Group Co.†	4,023	191,535
Sysco Corp.	17,441	1,295,169
US Foods Holding Corp.†	2,847	94,833
		1,581,537
Footwear & Related Apparel — 0.2%
Skechers U.S.A., Inc., Class A†	13,672	491,372
Funeral Services & Related Items — 0.0%
Service Corp. International	2,186	107,333
Garden Products — 0.0%
Scotts Miracle-Gro Co.	33	6,572
Gas-Distribution — 0.7%
Atmos Energy Corp.	4,925	469,993
National Fuel Gas Co.	13,814	568,170
NiSource, Inc.	19,780	453,753
UGI Corp.	2,695	94,217
		1,586,133
Gold Mining — 1.4%
Barrick Gold Corp.	29,102	662,944
Cia de Minas Buenaventura SAA ADR†	71,758	874,730
Endeavour Mining Corp.†	8,400	195,465

Franco-Nevada Corp.	9,978	1,251,071
Gold Fields, Ltd. ADR	34,075	315,875
Royal Gold, Inc.	241	25,633
		3,325,718
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc.†	667	50,758
Stericycle, Inc.†	1,184	82,087
		132,845
Healthcare Safety Devices — 0.0%
Tandem Diabetes Care, Inc.†	85	8,133
Home Decoration Products — 0.2%
Newell Brands, Inc.	26,104	554,188
Home Furnishings — 0.0%
Leggett & Platt, Inc.	1,711	75,797
Tempur Sealy International, Inc.†	634	17,118
		92,915
Hotels/Motels — 0.4%
Choice Hotels International, Inc.	451	48,135
Extended Stay America, Inc.	2,293	33,959
Hilton Worldwide Holdings, Inc.	3,540	393,861
Hyatt Hotels Corp., Class A	453	33,635
Wyndham Destinations, Inc.	1,089	48,853
Wyndham Hotels & Resorts, Inc.	7,652	454,835
		1,013,278
Human Resources — 0.1%
ManpowerGroup, Inc.	750	67,635
Robert Half International, Inc.	1,447	90,409
		158,044
Independent Power Producers — 0.2%
NRG Energy, Inc.	2,059	77,315
Vistra Corp.	17,947	352,838
		430,153
Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	773	193,876
Instruments-Controls — 0.0%
Mettler-Toledo International, Inc.†	18	20,514
Woodward, Inc.	721	87,623
		108,137
Instruments-Scientific — 0.4%
PerkinElmer, Inc.	5,217	748,639
Waters Corp.†	735	181,854
		930,493
Insurance Brokers — 1.6%
Arthur J. Gallagher & Co.	10,241	1,266,914
Brown & Brown, Inc.	23,912	1,133,668
Marsh & McLennan Cos., Inc.	4,790	560,430
Willis Towers Watson PLC	4,985	1,050,240
		4,011,252
Insurance-Life/Health — 1.3%
American National Group, Inc.	96	9,228
Athene Holding, Ltd., Class A†	12,909	556,894
Brighthouse Financial, Inc.†	19,865	719,212
Equitable Holdings, Inc.	33,658	861,308
Globe Life, Inc.	1,337	126,962
GoHealth, Inc., Class A†	487	6,652
Lincoln National Corp.	2,187	110,028
Primerica, Inc.	193	25,848
Principal Financial Group, Inc.	3,521	174,677
Prudential Financial, Inc.	5,132	400,655
Unum Group	2,635	60,447
Voya Financial, Inc.	1,629	95,802
		3,147,713
Insurance-Multi-line — 2.1%
American Financial Group, Inc.	924	80,961
Cincinnati Financial Corp.	9,293	811,929
CNA Financial Corp.	22,726	885,405
Hartford Financial Services Group, Inc.	20,909	1,024,123
Kemper Corp.	9,369	719,820
Loews Corp.	36,837	1,658,402
		5,180,640
Insurance-Property/Casualty — 0.9%
Alleghany Corp.	161	97,194
Arch Capital Group, Ltd.†	5,097	183,849
Assurant, Inc.	6,117	833,258
Erie Indemnity Co., Class A	139	34,138
Fidelity National Financial, Inc.	3,562	139,239
First American Financial Corp.	1,406	72,592
Hanover Insurance Group, Inc.	3,904	456,456
Lemonade, Inc.†	165	20,212
Markel Corp.†	175	180,827
Mercury General Corp.	354	18,482
Old Republic International Corp.	3,668	72,296
White Mountains Insurance Group, Ltd.	39	39,026
WR Berkley Corp.	1,805	119,888
		2,267,457
Insurance-Reinsurance — 0.6%
Axis Capital Holdings, Ltd.	979	49,332
Everest Re Group, Ltd.	3,134	733,638
Reinsurance Group of America, Inc.	5,545	642,665
RenaissanceRe Holdings, Ltd.	434	71,966
		1,497,601
Internet Content-Entertainment — 0.2%
Pinterest, Inc., Class A†	885	58,321
Twitter, Inc.†	10,111	547,511
		605,832
Internet Infrastructure Software — 0.1%
F5 Networks, Inc.†	790	138,993
Internet Security — 0.0%
FireEye, Inc.†	2,225	51,308
Investment Companies — 0.4%
Groupe Bruxelles Lambert SA	9,054	913,615
Investment Management/Advisor Services — 0.8%
Affiliated Managers Group, Inc.	583	59,291
Ameriprise Financial, Inc.	1,530	297,325
Eaton Vance Corp.	1,435	97,480
Franklin Resources, Inc.	3,511	87,740
Invesco, Ltd.	4,887	85,180
LPL Financial Holdings, Inc.	937	97,654

Raymond James Financial, Inc.	8,575	820,370
T. Rowe Price Group, Inc.	2,189	331,393
		1,876,433
Lasers-System/Components — 0.0%
Coherent, Inc.†	54	8,101
Lighting Products & Systems — 0.0%
Acuity Brands, Inc.	481	58,244
Machine Tools & Related Products — 0.0%
Colfax Corp.†	1,284	49,100
Lincoln Electric Holdings, Inc.	424	49,290
		98,390
Machinery-Construction & Mining — 0.0%
Oshkosh Corp.	878	75,569
Machinery-Electrical — 0.3%
BWX Technologies, Inc.	443	26,704
Regal Beloit Corp.	5,299	650,770
		677,474
Machinery-Farming — 0.7%
AGCO Corp.	12,884	1,328,211
CNH Industrial NV†	31,524	399,470
Toro Co.	137	12,993
		1,740,674
Machinery-General Industrial — 0.4%
Crane Co.	631	49,004
Gates Industrial Corp. PLC†	578	7,375
IDEX Corp.	976	194,419
Middleby Corp.†	714	92,049
Nordson Corp.	136	27,329
Otis Worldwide Corp.	5,292	357,475
Westinghouse Air Brake Technologies Corp.	2,346	171,727
		899,378
Machinery-Pumps — 0.7%
Curtiss-Wright Corp.	538	62,596
Dover Corp.	1,863	235,204
Flowserve Corp.	1,686	62,129
Graco, Inc.	1,070	77,415
Ingersoll Rand, Inc.†	16,659	758,984
Xylem, Inc.	4,950	503,860
		1,700,188
Machinery-Thermal Process — 0.0%
GrafTech International, Ltd.	880	9,381
Marine Services — 0.0%
SEACOR Marine Holdings, Inc.†	10,789	29,238
Medical Information Systems — 0.2%
Change Healthcare, Inc.†	25,636	478,112
Oak Street Health, Inc.†	139	8,501
		486,613
Medical Instruments — 0.3%
Alcon, Inc.†	1,097	73,235
Bio-Techne Corp.	30	9,527
Boston Scientific Corp.†	12,954	465,696
Bruker Corp.	769	41,626
Integra LifeSciences Holdings Corp.†	925	60,051
		650,135
Medical Labs & Testing Services — 0.9%
Catalent, Inc.†	2,106	219,172
Charles River Laboratories International, Inc.†	72	17,990
IQVIA Holdings, Inc.†	1,531	274,309
Laboratory Corp. of America Holdings†	4,483	912,515
PPD, Inc.†	319	10,916
Quest Diagnostics, Inc.	6,472	771,268
Syneos Health, Inc.†	869	59,205
Teladoc Health, Inc.†	92	18,396
		2,283,771
Medical Products — 2.1%
Baxter International, Inc.	10,283	825,108
Cooper Cos., Inc.	555	201,643
Envista Holdings Corp.†	2,068	69,754
Globus Medical, Inc., Class A†	978	63,785
Haemonetics Corp.†	43	5,106
Hill-Rom Holdings, Inc.	763	74,751
Hologic, Inc.†	14,343	1,044,601
STERIS PLC	1,032	195,605
Varian Medical Systems, Inc.†	1,028	179,910
Zimmer Biomet Holdings, Inc.	16,687	2,571,300
		5,231,563
Medical-Biomedical/Gene — 0.8%
Acceleron Pharma, Inc.†	40	5,118
Alexion Pharmaceuticals, Inc.†	2,334	364,664
Berkeley Lights, Inc.†	74	6,616
Bio-Rad Laboratories, Inc., Class A†	274	159,726
BioMarin Pharmaceutical, Inc.†	4,207	368,912
Bluebird Bio, Inc.†	473	20,467
Exact Sciences Corp.†	252	33,387
Exelixis, Inc.†	2,538	50,938
Incyte Corp.†	3,739	325,218
Ionis Pharmaceuticals, Inc.†	2,960	167,358
Nektar Therapeutics†	2,246	38,182
Royalty Pharma PLC, Class A	3,199	160,110
Sage Therapeutics, Inc.†	614	53,117
United Therapeutics Corp.†	562	85,306
		1,839,119
Medical-Drugs — 0.7%
Alkermes PLC†	30,888	616,216
Horizon Therapeutics PLC†	187	13,679
Jazz Pharmaceuticals PLC†	2,304	380,275
PRA Health Sciences, Inc.†	5,398	677,125
Reata Pharmaceuticals, Inc., Class A†	33	4,079
		1,691,374
Medical-Generic Drugs — 0.6%
Perrigo Co. PLC	19,396	867,389
Viatris, Inc.†	38,275	717,274
		1,584,663
Medical-HMO — 0.0%
Molina Healthcare, Inc.†	250	53,170

Medical-Hospitals — 1.2%
Acadia Healthcare Co., Inc.†	1,139	57,246
Select Medical Holdings Corp.†	71,203	1,969,475
Universal Health Services, Inc., Class B	5,779	794,613
		2,821,334
Medical-Outpatient/Home Medical — 0.0%
American Well Corp†	178	4,509
Medical-Wholesale Drug Distribution — 1.6%
AmerisourceBergen Corp.	5,270	515,195
Cardinal Health, Inc.	34,232	1,833,466
Covetrus, Inc.†	27,964	803,686
Henry Schein, Inc.†	1,848	123,557
McKesson Corp.	534	92,873
Premier, Inc., Class A	14,177	497,613
		3,866,390
Metal Processors & Fabrication — 0.0%
Timken Co.	821	63,513
Metal-Copper — 0.8%
Freeport-McMoRan, Inc.	79,390	2,065,728
Motion Pictures & Services — 0.0%
Lions Gate Entertainment Corp., Class A†	770	8,755
Lions Gate Entertainment Corp., Class B†	1,498	15,549
		24,304
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	1,982	72,739
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	654	35,728
Networking Products — 0.0%
Arista Networks, Inc.†	135	39,227
Non-Ferrous Metals — 0.6%
Cameco Corp.	81,755	1,095,517
NAC Kazatomprom JSC GDR	19,387	342,840
NAC Kazatomprom JSC GDR	1,161	20,868
		1,459,225
Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc.	7,667	738,332
Office Automation & Equipment — 0.4%
Xerox Holdings Corp.	2,184	50,647
Zebra Technologies Corp., Class A†	2,539	975,814
		1,026,461
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	634	98,340
Oil & Gas Drilling — 0.0%
Helmerich & Payne, Inc.	1,354	31,359
Oil Companies-Exploration & Production — 2.8%
Apache Corp.	13,594	192,899
Cabot Oil & Gas Corp.	25,182	409,963
Canadian Natural Resources, Ltd.	46,846	1,126,646
Cimarex Energy Co.	1,301	48,800
Concho Resources, Inc.	2,529	147,567
Continental Resources, Inc.	969	15,795
Devon Energy Corp.	4,948	78,228
Diamondback Energy, Inc.	8,789	425,388
EQT Corp.	130,653	1,660,600
Hess Corp.	25,620	1,352,480
Marathon Oil Corp.	10,212	68,114
Occidental Petroleum Corp.	10,884	188,402
Parsley Energy, Inc., Class A	3,900	55,380
Pioneer Natural Resources Co.	6,813	775,932
WPX Energy, Inc.†	42,608	347,255
		6,893,449
Oil Companies-Integrated — 0.9%
Equinor ASA	21,540	357,405
Imperial Oil, Ltd.	96,595	1,838,203
Murphy Oil Corp.	1,884	22,796
		2,218,404
Oil Field Machinery & Equipment — 0.2%
NOV, Inc.	33,205	455,905
Oil Refining & Marketing — 0.3%
HollyFrontier Corp.	1,935	50,020
Marathon Petroleum Corp.	8,393	347,134
Valero Energy Corp.	6,056	342,588
		739,742
Oil-Field Services — 0.6%
Baker Hughes Co.	8,510	177,434
Frank's International NV†	119,896	328,515
Halliburton Co.	26,586	502,475
Schlumberger, Ltd.	18,993	414,617
		1,423,041
Paper & Related Products — 0.1%
International Paper Co.	5,098	253,473
Physical Therapy/Rehabilitation Centers — 0.0%
Encompass Health Corp.	699	57,800
Pipelines — 0.8%
Antero Midstream Corp.	3,717	28,658
Equitrans Midstream Corp.	80,374	646,207
ONEOK, Inc.	5,745	220,493
Plains GP Holdings LP, Class A	42,444	358,652
Targa Resources Corp.	12,582	331,913
Williams Cos., Inc.	15,768	316,148
		1,902,071
Poultry — 0.2%
Pilgrim's Pride Corp.†	465	9,119
Sanderson Farms, Inc.	2,907	384,305
		393,424
Power Converter/Supply Equipment — 0.0%
Generac Holdings, Inc.†	70	15,919
Private Equity — 0.4%
Apollo Global Management, Inc.	14,970	733,231
Carlyle Group, Inc.	1,387	43,607
KKR & Co., Inc., Class A	7,046	285,292
		1,062,130
Professional Sports — 0.1%
Madison Square Garden Sports Corp.†	1,103	203,062

Protection/Safety — 0.0%
ADT, Inc.	1,999	15,692
Publishing-Books — 0.1%
Scholastic Corp.	14,224	355,600
Publishing-Newspapers — 0.8%
New York Times Co., Class A	2,110	109,235
News Corp., Class A	102,714	1,845,771
News Corp., Class B	1,572	27,934
		1,982,940
Radio — 0.1%
Liberty Media Corp. - Liberty SiriusXM, Series A†	951	41,074
Liberty Media Corp. - Liberty SiriusXM, Series C†	1,988	86,498
		127,572
Real Estate Investment Trusts — 7.9%
AGNC Investment Corp.	7,068	110,261
Alexandria Real Estate Equities, Inc.	1,736	309,390
American Campus Communities, Inc.	1,774	75,874
American Homes 4 Rent, Class A	3,536	106,080
Americold Realty Trust	2,377	88,733
Annaly Capital Management, Inc.	42,194	356,539
Apartment Income REIT Corp.†	12,586	483,428
Apartment Investment & Management Co.	58,886	310,918
Apple Hospitality REIT, Inc.	2,716	35,064
AvalonBay Communities, Inc.	1,825	292,785
Boston Properties, Inc.	4,829	456,485
Brandywine Realty Trust	2,184	26,011
Brixmor Property Group, Inc.	30,447	503,898
Brookfield Property REIT, Inc., Class A	49	732
Camden Property Trust	1,223	122,202
CoreSite Realty Corp.	170	21,298
Corporate Office Properties Trust	1,455	37,946
Cousins Properties, Inc.	1,918	64,253
CubeSmart	2,504	84,159
CyrusOne, Inc.	1,558	113,968
Douglas Emmett, Inc.	2,156	62,912
Duke Realty Corp.	4,776	190,897
Empire State Realty Trust, Inc., Class A	1,866	17,391
EPR Properties	959	31,167
Equity Commonwealth	24,777	675,917
Equity LifeStyle Properties, Inc.	1,330	84,269
Equity Residential	14,146	838,575
Essex Property Trust, Inc.	845	200,620
Extra Space Storage, Inc.	484	56,076
Federal Realty Investment Trust	975	82,992
First Industrial Realty Trust, Inc.	1,659	69,894
Gaming and Leisure Properties, Inc.	2,846	120,670
Healthcare Trust of America, Inc., Class A	2,817	77,580
Healthpeak Properties, Inc.	6,991	211,338
Highwoods Properties, Inc.	1,333	52,827
Host Hotels & Resorts, Inc.	41,601	608,623
Hudson Pacific Properties, Inc.	1,946	46,743
Invitation Homes, Inc.	7,274	216,038
Iron Mountain, Inc.	1,535	45,252
JBG SMITH Properties	1,578	49,344
Kilroy Realty Corp.	1,489	85,469
Kimco Realty Corp.	5,353	80,349
Lamar Advertising Co., Class A	1,114	92,707
Life Storage, Inc.	7,770	927,660
Medical Properties Trust, Inc.	34,129	743,671
Mid-America Apartment Communities, Inc.	6,878	871,374
National Retail Properties, Inc.	2,242	91,743
New Residential Investment Corp.	5,369	53,368
Omega Healthcare Investors, Inc.	2,916	105,909
Outfront Media, Inc.	1,863	36,440
Paramount Group, Inc.	2,452	22,166
Park Hotels & Resorts, Inc.	3,046	52,239
Rayonier, Inc.	47,706	1,401,602
Realty Income Corp.	4,558	283,371
Regency Centers Corp.	15,526	707,830
Rexford Industrial Realty, Inc.	1,601	78,625
Simon Property Group, Inc.	893	76,155
SL Green Realty Corp.	946	56,363
Spirit Realty Capital, Inc.	9,500	381,615
Starwood Property Trust, Inc.	3,541	68,341
STORE Capital Corp.	3,128	106,289
Sun Communities, Inc.	6,211	943,761
UDR, Inc.	3,797	145,919
Ventas, Inc.	4,839	237,305
VEREIT, Inc.	2,835	107,135
VICI Properties, Inc.	33,670	858,585
Vornado Realty Trust	2,274	84,911
Weingarten Realty Investors	1,572	34,065
Welltower, Inc.	5,422	350,370
Weyerhaeuser Co.	61,511	2,062,464
WP Carey, Inc.	10,492	740,525
		19,227,475
Real Estate Management/Services — 0.2%
CBRE Group, Inc., Class A†	4,325	271,264
Jones Lang LaSalle, Inc.†	667	98,963
		370,227
Real Estate Operations & Development — 0.2%
Howard Hughes Corp.†	505	39,860
St. Joe Co.	7,621	323,511
		363,371
Recreational Centers — 0.0%
Planet Fitness, Inc., Class A†	459	35,632
Recreational Vehicles — 0.3%
Brunswick Corp.	9,317	710,328
Polaris, Inc.	675	64,314
		774,642
Rental Auto/Equipment — 0.3%
AMERCO	116	52,659
Element Fleet Management Corp.	39,860	418,986
United Rentals, Inc.†	933	216,372
		688,017
Resorts/Theme Parks — 0.1%
Six Flags Entertainment Corp.	5,995	204,429

Vail Resorts, Inc.	476	132,785
		337,214
Retail-Apparel/Shoe — 0.1%
Burlington Stores, Inc.†	89	23,278
Foot Locker, Inc.	1,341	54,230
Gap, Inc.	2,366	47,769
L Brands, Inc.	2,973	110,566
		235,843
Retail-Auto Parts — 0.2%
Advance Auto Parts, Inc.	848	133,568
AutoZone, Inc.†	124	146,995
Genuine Parts Co.	1,821	182,883
		463,446
Retail-Automobile — 0.1%
AutoNation, Inc.†	743	51,854
CarMax, Inc.†	1,951	184,291
Penske Automotive Group, Inc.	413	24,528
Vroom, Inc.†	71	2,909
		263,582
Retail-Catalog Shopping — 0.0%
MSC Industrial Direct Co., Inc., Class A	579	48,862
Qurate Retail, Inc.	4,934	54,126
		102,988
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	2,424	241,891
Retail-Convenience Store — 0.0%
Casey's General Stores, Inc.	477	85,202
Retail-Discount — 0.3%
BJ's Wholesale Club Holdings, Inc.†	5,831	217,380
Dollar Tree, Inc.†	5,098	550,788
Ollie's Bargain Outlet Holdings, Inc.†	82	6,705
		774,873
Retail-Gardening Products — 0.1%
Tractor Supply Co.	1,812	254,731
Retail-Home Furnishings — 0.0%
Williams-Sonoma, Inc.	833	84,833
Retail-Jewelry — 0.1%
Tiffany & Co.	2,709	356,098
Retail-Major Department Stores — 0.2%
Nordstrom, Inc.	14,126	440,872
Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	49	14,071
Retail-Regional Department Stores — 0.0%
Kohl's Corp.	2,040	83,008
Retail-Restaurants — 0.3%
Darden Restaurants, Inc.	1,686	200,837
Wendy's Co.	10,684	234,193
Yum China Holdings, Inc.	4,835	276,030
		711,060
Retail-Sporting Goods — 0.0%
Dick's Sporting Goods, Inc.	799	44,912
Satellite Telecom — 0.0%
EchoStar Corp., Class A†	623	13,201
Savings & Loans/Thrifts — 0.3%
Capitol Federal Financial, Inc.	43,216	540,200
New York Community Bancorp, Inc.	5,829	61,496
People's United Financial, Inc.	5,481	70,869
Sterling Bancorp	2,505	45,040
TFS Financial Corp.	633	11,160
		728,765
Schools — 0.5%
2U, Inc.†	603	24,126
Bright Horizons Family Solutions, Inc.†	237	40,999
Graham Holdings Co., Class B	51	27,202
Grand Canyon Education, Inc.†	5,053	470,485
Strategic Education, Inc.	6,635	632,514
		1,195,326
Semiconductor Components-Integrated Circuits — 0.7%
Analog Devices, Inc.	4,383	647,501
Cirrus Logic, Inc.†	748	61,486
Maxim Integrated Products, Inc.	2,300	203,895
NXP Semiconductors NV	4,433	704,891
		1,617,773
Semiconductor Equipment — 0.5%
Allegro MicroSystems, Inc.†	220	5,865
Applied Materials, Inc.	12,368	1,067,358
Entegris, Inc.	111	10,667
MKS Instruments, Inc.	175	26,329
		1,110,219
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	464	79,103
Silver Mining — 0.5%
Fresnillo PLC	80,513	1,245,509
Steel Pipe & Tube — 0.0%
Valmont Industries, Inc.	271	47,406
Steel-Producers — 0.2%
Nucor Corp.	3,907	207,813
Reliance Steel & Aluminum Co.	822	98,435
Steel Dynamics, Inc.	2,598	95,788
		402,036
Telecom Equipment-Fiber Optics — 0.4%
Ciena Corp.†	1,981	104,696
Corning, Inc.	22,616	814,176
		918,872
Telecommunication Equipment — 0.1%
CommScope Holding Co., Inc.†	2,382	31,919
Juniper Networks, Inc.	4,261	95,915
		127,834
Telephone-Integrated — 0.2%
CenturyLink, Inc.	14,182	138,275
Telephone & Data Systems, Inc.	14,560	270,379
		408,654
Television — 0.8%
AMC Networks, Inc., Class A†	6,784	242,664
Nexstar Media Group, Inc., Class A	183	19,982

ViacomCBS, Inc., Class A	140	5,295
ViacomCBS, Inc., Class B	42,559	1,585,748
		1,853,689
Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	2,353	331,655
Therapeutics — 0.0%
Agios Pharmaceuticals, Inc.†	720	31,198
Tools-Hand Held — 0.6%
MSA Safety, Inc.	367	54,826
Snap-on, Inc.	697	119,284
Stanley Black & Decker, Inc.	7,628	1,362,056
		1,536,166
Toys — 0.2%
Hasbro, Inc.	1,649	154,248
Mattel, Inc.†	25,314	441,729
		595,977
Transport-Marine — 0.3%
Kirby Corp.†	772	40,013
SEACOR Holdings, Inc.†	10,047	416,448
Tidewater, Inc.†	26,570	229,565
		686,026
Transport-Rail — 0.3%
Kansas City Southern	3,977	811,825
Transport-Services — 0.6%
C.H. Robinson Worldwide, Inc.	12,726	1,194,590
Expeditors International of Washington, Inc.	847	80,558
Ryder System, Inc.	4,804	296,695
		1,571,843
Transport-Truck — 0.6%
JB Hunt Transport Services, Inc.	5,513	753,351
Knight-Swift Transportation Holdings, Inc.	9,473	396,161
Landstar System, Inc.	93	12,523
Old Dominion Freight Line, Inc.	175	34,157
Schneider National, Inc., Class B	764	15,815
XPO Logistics, Inc.†	1,118	133,266
		1,345,273
Travel Services — 0.0%
Virgin Galactic Holdings, Inc.†	121	2,871
Veterinary Diagnostics — 0.2%
Elanco Animal Health, Inc.†	17,875	548,226
Vitamins & Nutrition Products — 0.0%
Herbalife Nutrition, Ltd.†	1,009	48,482
Water — 0.2%
American Water Works Co., Inc.	2,350	360,654
Essential Utilities, Inc.	2,899	137,094
		497,748
Water Treatment Systems — 0.0%
Pentair PLC	2,139	113,559
Web Hosting/Design — 0.0%
VeriSign, Inc.†	533	115,341
Wireless Equipment — 0.4%
Motorola Solutions, Inc.	5,851	995,021
Ubiquiti, Inc.	20	5,570
ViaSat, Inc.†	756	24,684
		1,025,275
Total Common Stocks (cost $195,771,272)		238,634,611
CONVERTIBLE PREFERRED SECURITIES — 0.1%
Agricultural Operations — 0.1%
Bunge, Ltd. 4.88% (cost $220,717)	1,948	212,332
EXCHANGE-TRADED FUNDS — 0.9%
iShares Russell Mid-Cap Value ETF (cost $2,010,825)	22,090	2,141,846
FOREIGN CORPORATE BONDS & NOTES — 0.1%
Oil-Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Notes 11.00% due 12/01/2024* (cost $141,097)	$193,000	150,540
Total Long-Term Investment Securities (cost $198,143,911)		241,139,329
SHORT-TERM INVESTMENT SECURITIES — 0.7%
Registered Investment Companies — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(1)	1,705,150	1,705,150
T. Rowe Price Government Reserve Fund 0.08%(1)	612	612
		1,705,762
U.S. Government Treasuries — 0.0%
United States Treasury Bills
0.14% due 08/12/2021(2)	50,000	49,974
Total Short-Term Investment Securities (cost $1,755,720)		1,755,736
REPURCHASE AGREEMENTS — 0.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 12/31/2020, to be repurchased 01/04/2021 in the amount of $1,542,000 and collateralized by $1,574,700 of United States Treasury Notes, bearing interest at 0.13% due 12/15/2023 and having an approximate value of $1,572,941 (cost $1,542,000)	1,542,000	1,542,000

TOTAL INVESTMENTS (cost $201,441,631)	99.8%	244,437,065
Other assets less liabilities	0.2	554,040
NET ASSETS	100.0%	$244,991,105

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2020, the aggregate value of these securities was $150,540 representing 0.1% of net assets.
(1)	The rate shown is the 7-day yield as of December 31, 2020.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR	— American Depositary Receipt
ETF	— Exchange-Traded Funds
GDR	— Global Depositary Receipt

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
1	Long	S&P 400 E-Mini Index	March 2021	$228,442	$230,350	$1,908

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2020 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other Observable		Level 3 - Significant
	Quoted Prices	Inputs		Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$234,686,083	$3,948,528	**	$-	$238,634,611
Convertible Preferred Securities	212,332	-		-	212,332
Exchange-Traded Funds	2,141,846	-		-	2,141,846
Foreign Corporate Bonds & Notes	-	150,540		-	150,540
Short-Term Investment Securities:
Registered Investment Companies	1,705,762	-		-	1,705,762
U.S. Government Treasuries	-	49,974		-	49,974
Repurchase Agreements	-	1,542,000		-	1,542,000
Total Investments at Value	$238,746,023	$5,691,042		$-	$244,437,065

Other Financial Instruments:†
Futures Contracts	$1,908	$-		$-	$1,908

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST SA MULTI-MANAGED SMALL CAP PORTFOLIO

Portfolio of Investments — December 31, 2020 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 97.5%
Advanced Materials — 0.1%
Haynes International, Inc.	1,163	$27,726
Lydall, Inc.†	1,553	46,637
Materion Corp.	1,873	119,347
		193,710
Advertising Agencies — 0.1%
MDC Partners, Inc., Class A†	114,143	286,499
Advertising Services — 0.1%
National CineMedia, Inc.	35,000	130,200
Aerospace/Defense — 0.1%
AeroVironment, Inc.†	3,422	297,372
National Presto Industries, Inc.	479	42,358
Park Aerospace Corp.	1,728	23,172
		362,902
Aerospace/Defense-Equipment — 1.0%
AAR Corp.	12,258	443,985
Aerojet Rocketdyne Holdings, Inc.†	6,624	350,078
Astronics Corp.†	13,900	183,897
Barnes Group, Inc.	6,792	344,286
Hexcel Corp.	10,599	513,945
Kaman Corp.	2,551	145,739
Moog, Inc., Class A	3,906	309,746
Triumph Group, Inc.	7,603	95,494
		2,387,170
Agricultural Operations — 0.1%
Andersons, Inc.	3,527	86,447
Fresh Del Monte Produce, Inc.	6,294	151,496
		237,943
Airlines — 0.3%
Allegiant Travel Co.	2,458	465,152
Hawaiian Holdings, Inc.	4,240	75,048
SkyWest, Inc.	4,621	186,272
		726,472
Apparel Manufacturers — 0.9%
Capri Holdings, Ltd.†	13,884	583,128
Deckers Outdoor Corp.†	1,450	415,831
Kontoor Brands, Inc.	4,323	175,341
Oxford Industries, Inc.	14,408	943,868
		2,118,168
Appliances — 0.1%
Hamilton Beach Brands Holding Co., Class A	1,100	19,261
iRobot Corp.†	2,592	208,112
		227,373
Applications Software — 0.5%
Agilysys, Inc.†	1,870	71,771
Asana, Inc., Class A†	4,200	124,110
Digi International, Inc.†	2,695	50,935
Ebix, Inc.	2,169	82,357
JFrog, Ltd.†	1,300	81,679
Outset Medical, Inc.†	1,200	68,208
PDF Solutions, Inc.†	2,701	58,342
PTC, Inc.†	5,309	635,009
PubMatic, Inc., Class A†	4,293	120,032
		1,292,443
Athletic Equipment — 0.2%
Vista Outdoor, Inc.†	5,367	127,520
YETI Holdings, Inc.†	6,902	472,580
		600,100
Audio/Video Products — 0.0%
Daktronics, Inc.	3,398	15,902
Universal Electronics, Inc.†	1,267	66,467
		82,369
Auto Repair Centers — 0.1%
Monro, Inc.	3,070	163,631
Auto-Truck Trailers — 0.3%
Wabash National Corp.	40,280	694,024
Auto/Truck Parts & Equipment-Original — 1.0%
Adient PLC†	2,400	83,448
American Axle & Manufacturing, Inc.†	10,440	87,070
Cooper-Standard Holdings, Inc.†	1,557	53,981
Dana, Inc.	10,100	197,152
Dorman Products, Inc.†	2,648	229,899
Gentherm, Inc.†	20,975	1,367,989
Meritor, Inc.†	13,365	373,017
Methode Electronics, Inc.	3,459	132,411
Telenav, Inc.†	6,300	29,610
Titan International, Inc.	4,639	22,546
		2,577,123
Auto/Truck Parts & Equipment-Replacement — 0.4%
Douglas Dynamics, Inc.	5,300	226,681
Motorcar Parts of America, Inc.†	1,756	34,453
Standard Motor Products, Inc.	15,468	625,835
		886,969
B2B/E-Commerce — 0.0%
ePlus, Inc.†	1,245	109,498
Banks-Commercial — 7.4%
1st Source Corp.	2,040	82,212
Allegiance Bancshares, Inc.	1,734	59,181
Ameris Bancorp	6,405	243,838
Atlantic Union Bankshares Corp.	1,663	54,779
BancFirst Corp.	7,917	464,728
BancorpSouth Bank	8,400	230,496
BankUnited, Inc.	8,515	296,152
Banner Corp.	9,740	453,787
Cadence BanCorp	38,811	637,277
Cambridge Bancorp	4,636	323,361
Cathay General Bancorp	11,100	357,309
Central Pacific Financial Corp.	12,797	243,271
CIT Group, Inc.	6,000	215,400
City Holding Co.	1,455	101,195
Columbia Banking System, Inc.	17,200	617,480
Community Bank System, Inc.	4,935	307,500
Customers Bancorp, Inc.†	2,680	48,722
CVB Financial Corp.	25,240	492,180
Eagle Bancorp, Inc.	2,971	122,702
Enterprise Financial Services Corp.	1,900	66,405
Equity Bancshares, Inc., Class A†	3,800	82,042
FB Financial Corp.	2,871	99,710
First BanCorp	82,808	763,490
First Bancorp/Puerto Rico	2,639	89,277
First Commonwealth Financial Corp.	22,560	246,806
First Community Bankshares, Inc.	900	19,422
First Financial Bancorp	9,034	158,366

192

First Hawaiian, Inc.	16,754	395,059
First Horizon Corp.	5,576	71,150
First Interstate BancSystem, Inc., Class A	22,813	930,086
First Merchants Corp.	29,030	1,086,012
First Midwest Bancorp, Inc.	10,535	167,717
Flagstar Bancorp, Inc.	4,360	177,714
Great Western Bancorp, Inc.	15,770	329,593
Hanmi Financial Corp.	2,831	32,104
HarborOne Bancorp, Inc.	3,600	39,096
Heritage Financial Corp.	22,862	534,742
HomeStreet, Inc.	2,008	67,770
Hope Bancorp, Inc.	25,619	279,503
Independent Bank Corp.	3,038	221,896
Independent Bank Corp.	3,900	72,033
Lakeland Financial Corp.	10,480	561,518
Meta Financial Group, Inc.	3,083	112,714
NBT Bancorp, Inc.	4,021	129,074
OFG Bancorp	4,732	87,731
Old National Bancorp	38,738	641,501
Park National Corp.	1,308	137,353
Pinnacle Financial Partners, Inc.	2,800	180,320
Preferred Bank	1,250	63,088
Premier Financial Corp.	1,500	34,500
Renasant Corp.	5,179	174,429
S&T Bancorp, Inc.	3,623	89,995
Seacoast Banking Corp. of Florida†	30,669	903,202
ServisFirst Bancshares, Inc.	4,323	174,174
Simmons First National Corp., Class A	10,032	216,591
South State Corp.	9,715	702,395
Southside Bancshares, Inc.	2,896	89,863
Tompkins Financial Corp.	1,115	78,719
Triumph Bancorp, Inc.†	2,084	101,178
TrustCo Bank Corp.	8,888	59,283
Trustmark Corp.	11,800	322,258
UMB Financial Corp.	2,000	137,980
United Bankshares, Inc.	2,600	84,240
United Community Banks, Inc.	36,161	1,028,419
Veritex Holdings, Inc.	4,577	117,446
Webster Financial Corp.	6,000	252,900
Westamerica BanCorp	6,351	351,147
Western Alliance Bancorp	2,800	167,860
		18,281,441
Banks-Mortgage — 0.1%
Walker & Dunlop, Inc.	2,677	246,338
Banks-Super Regional — 0.1%
Independent Bank Group, Inc.	3,388	211,818
National Bank Holdings Corp., Class A	2,821	92,416
		304,234
Beverages-Non-alcoholic — 0.4%
Coca-Cola Consolidated, Inc.	428	113,964
National Beverage Corp.	1,074	91,183
Primo Water Corp.	43,289	678,771
		883,918
Beverages-Wine/Spirits — 0.0%
MGP Ingredients, Inc.	1,216	57,225
Broadcast Services/Program — 0.4%
Hemisphere Media Group, Inc.†	15,000	155,400
Madison Square Garden Entertainment Corp.†	7,279	764,586
		919,986
Building & Construction Products-Misc. — 1.3%
American Woodmark Corp.†	1,566	146,969
Builders FirstSource, Inc.†	15,000	612,150
Gibraltar Industries, Inc.†	13,308	957,378
Louisiana-Pacific Corp.	7,100	263,907
Patrick Industries, Inc.	10,627	726,355
Simpson Manufacturing Co., Inc.	5,329	497,995
Summit Materials, Inc., Class A†	2,200	44,176
		3,248,930
Building & Construction-Misc. — 0.8%
Comfort Systems USA, Inc.	21,712	1,143,354
EMCOR Group, Inc.	7,125	651,653
MYR Group, Inc.†	4,342	260,954
		2,055,961
Building Products-Air & Heating — 0.2%
AAON, Inc.	3,756	250,262
SPX Corp.†	4,127	225,087
		475,349
Building Products-Cement — 0.2%
Eagle Materials, Inc.	4,813	487,798
US Concrete, Inc.†	2,460	98,326
		586,124
Building Products-Doors & Windows — 0.1%
Apogee Enterprises, Inc.	2,432	77,046
Cornerstone Building Brands, Inc.†	9,400	87,232
Griffon Corp.	4,138	84,332
PGT Innovations, Inc.†	5,434	110,528
		359,138
Building Products-Light Fixtures — 0.0%
LSI Industries, Inc.	3,200	27,392
Building Products-Wood — 0.3%
Boise Cascade Co.	7,713	368,681
UFP Industries, Inc.	6,989	388,239
		756,920
Building-Heavy Construction — 0.9%
Aegion Corp.†	2,836	53,855
Arcosa, Inc.	9,149	502,554
Dycom Industries, Inc.†	8,463	639,126
Granite Construction, Inc.	4,308	115,067
MasTec, Inc.†	7,800	531,804
Primoris Services Corp.	3,200	88,352
Tutor Perini Corp.†	14,264	184,719
		2,115,477
Building-Maintenance & Services — 0.7%
ABM Industries, Inc.	13,146	497,444
Terminix Global Holdings, Inc.	22,083	1,126,454
		1,623,898
Building-Mobile Home/Manufactured Housing — 1.1%
Cavco Industries, Inc.†	5,124	899,006
LCI Industries	5,859	759,795

193

Skyline Champion Corp.†	26,683	825,572
Winnebago Industries, Inc.	3,111	186,473
		2,670,846
Building-Residential/Commercial — 1.0%
Century Communities, Inc.†	2,674	117,068
Installed Building Products, Inc.†	2,087	212,728
KB Home	13,600	455,872
LGI Homes, Inc.†	2,036	215,510
M/I Homes, Inc.†	2,649	117,324
MDC Holdings, Inc.	4,723	229,538
Meritage Homes Corp.†	4,567	378,239
TRI Pointe Group, Inc.†	45,900	791,775
		2,518,054
Cable/Satellite TV — 0.1%
WideOpenWest, Inc.†	17,200	183,524
Casino Hotels — 0.1%
Boyd Gaming Corp.	5,500	236,060
Casino Services — 0.2%
Caesars Entertainment, Inc.†	6,800	505,036
Chemicals-Diversified — 0.4%
AdvanSix, Inc.†	2,583	51,634
Innospec, Inc.	2,265	205,504
Koppers Holdings, Inc.†	8,541	266,138
Quaker Chemical Corp.	1,216	308,122
Stepan Co.	1,967	234,702
		1,066,100
Chemicals-Fibers — 0.0%
Rayonier Advanced Materials, Inc.†	5,838	38,064
Chemicals-Other — 0.0%
American Vanguard Corp.	2,457	38,133
Chemicals-Specialty — 2.4%
Ashland Global Holdings, Inc.	10,044	795,485
Balchem Corp.	10,920	1,258,202
Element Solutions, Inc.	40,318	714,838
Ferro Corp.†	7,584	110,954
GCP Applied Technologies, Inc.†	4,444	105,101
H.B. Fuller Co.	4,768	247,364
Hawkins, Inc.	875	45,771
Ingevity Corp.†	2,500	189,325
Kraton Corp.†	3,938	109,437
Minerals Technologies, Inc.	3,700	229,844
PQ Group Holdings, Inc.	4,000	57,040
Rogers Corp.†	1,721	267,254
Sensient Technologies Corp.	9,042	667,028
Tronox Holdings PLC, Class A	16,100	235,382
Valvoline, Inc.	35,783	828,019
		5,861,044
Circuit Boards — 0.1%
TTM Technologies, Inc.†	21,649	298,648
Coal — 0.3%
Arch Resources, Inc., Class A	2,650	115,990
CONSOL Energy, Inc.†	2,756	19,871
SunCoke Energy, Inc.	36,228	157,592
Warrior Met Coal, Inc.	15,318	326,580
		620,033
Coffee — 0.0%
Farmer Brothers Co.†	6,100	28,487
Commercial Services — 1.2%
HMS Holdings Corp.†	8,161	299,917
John Wiley & Sons, Inc., Class A	17,348	792,110
LiveRamp Holdings, Inc.†	16,013	1,171,991
Medifast, Inc.	2,185	429,003
Progyny, Inc.†	4,673	198,088
SP Plus Corp.†	3,500	100,905
Team, Inc.†	7,523	82,001
		3,074,015
Commercial Services-Finance — 0.6%
Cardtronics PLC, Class A†	3,280	115,784
Euronet Worldwide, Inc.†	450	65,214
EVERTEC, Inc.	5,501	216,300
EVO Payments, Inc., Class A†	10,400	280,904
Green Dot Corp., Class A†	6,729	375,478
Sabre Corp.	37,215	447,324
		1,501,004
Communications Software — 0.4%
8x8, Inc.†	9,799	337,772
Avaya Holdings Corp.†	32,500	622,375
		960,147
Computer Data Security — 0.3%
McAfee Corp.	15,300	255,357
OneSpan, Inc.†	3,146	65,059
Qualys, Inc.†	2,850	347,330
SecureWorks Corp., Class A†	9,600	136,512
		804,258
Computer Services — 1.6%
CACI International, Inc., Class A†	1,050	261,797
ExlService Holdings, Inc.†	3,116	265,265
Insight Enterprises, Inc.†	4,135	314,632
Perspecta, Inc.	22,300	536,984
Science Applications International Corp.	10,270	971,953
Sykes Enterprises, Inc.†	9,747	367,170
TTEC Holdings, Inc.	1,680	122,522
Unisys Corp.†	5,810	114,341
Virtusa Corp.†	2,626	134,267
WNS Holdings, Ltd. ADR†	13,464	970,081
		4,059,012
Computer Software — 0.8%
Avid Technology, Inc.†	11,000	174,570
Cornerstone OnDemand, Inc.†	12,200	537,288
Envestnet, Inc.†	400	32,916
Simulations Plus, Inc.	1,396	100,400
Teradata Corp.†	29,882	671,449
Verra Mobility Corp.†	11,700	157,014
Xperi Holding Corp.	12,720	265,848
		1,939,485
Computers-Integrated Systems — 0.2%
Cubic Corp.	2,905	180,226
Diebold Nixdorf, Inc.†	14,559	155,199

194

MTS Systems Corp.	1,777	103,350
		438,775
Computers-Other — 0.4%
3D Systems Corp.†	11,442	119,912
Lumentum Holdings, Inc.†	8,394	795,751
		915,663
Consulting Services — 0.4%
Forrester Research, Inc.†	1,014	42,487
GP Strategies Corp.†	4,800	56,928
Huron Consulting Group, Inc.†	7,200	424,440
Kelly Services, Inc., Class A	12,174	250,419
R1 RCM, Inc.†	10,752	258,263
		1,032,537
Consumer Products-Misc. — 0.3%
Central Garden & Pet Co.†	899	34,710
Central Garden & Pet Co., Class A†	6,191	224,919
Quanex Building Products Corp.	7,723	171,219
WD-40 Co.	1,259	334,491
		765,339
Containers-Metal/Glass — 0.3%
Ardagh Group SA	31,755	546,504
O-I Glass, Inc.	12,200	145,180
		691,684
Containers-Paper/Plastic — 0.4%
Graphic Packaging Holding Co.	50,208	850,524
Matthews International Corp., Class A	2,930	86,142
Pactiv Evergreen Inc†	1,500	27,210
		963,876
Cosmetics & Toiletries — 0.0%
Inter Parfums, Inc.	1,628	98,478
Data Processing/Management — 0.4%
Bottomline Technologies DE, Inc.†	3,614	190,602
CommVault Systems, Inc.†	6,400	354,368
CSG Systems International, Inc.	9,567	431,185
		976,155
Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	8,800	260,744
Diagnostic Equipment — 0.1%
Adaptive Biotechnologies Corp.†	2,300	135,999
BioTelemetry, Inc.†	3,158	227,629
		363,628
Diagnostic Kits — 0.3%
Meridian Bioscience, Inc.†	3,970	74,199
Natera, Inc.†	6,439	640,809
OraSure Technologies, Inc.†	6,611	69,978
		784,986
Dialysis Centers — 0.0%
American Renal Associates Holdings, Inc.†	400	4,580
Disposable Medical Products — 0.6%
CONMED Corp.	2,636	295,232
ICU Medical, Inc.†	4,094	878,122
Merit Medical Systems, Inc.†	4,505	250,073
		1,423,427
Distribution/Wholesale — 1.6%
Avient Corp.	8,400	338,352
Core-Mark Holding Co., Inc.	17,540	515,150
Fossil Group, Inc.†	8,017	69,507
G-III Apparel Group, Ltd.†	23,311	553,403
KAR Auction Services, Inc.	41,089	764,666
Resideo Technologies, Inc.†	12,949	275,296
ScanSource, Inc.†	19,938	525,965
Univar Solutions, Inc.†	50,004	950,576
Veritiv Corp.†	3,943	81,975
		4,074,890
Diversified Manufacturing Operations — 0.8%
Enerpac Tool Group Corp.	5,514	124,672
EnPro Industries, Inc.	15,213	1,148,886
Fabrinet†	7,104	551,199
Federal Signal Corp.	5,578	185,022
		2,009,779
Diversified Minerals — 0.1%
Livent Corp.†	13,484	254,039
Diversified Operations/Commercial Services — 0.0%
Viad Corp.	1,883	68,108
E-Commerce/Products — 0.2%
Liquidity Services, Inc.†	2,416	38,438
Revolve Group, Inc.†	18,046	562,494
		600,932
E-Commerce/Services — 0.3%
Groupon, Inc.†	1,025	38,945
Shutterstock, Inc.	2,036	145,981
Stamps.com, Inc.†	2,931	575,033
		759,959
E-Marketing/Info — 0.1%
comScore, Inc.†	21,800	54,282
QuinStreet, Inc.†	4,485	96,158
		150,440
E-Services/Consulting — 0.7%
Perficient, Inc.†	34,238	1,631,441
Electric Products-Misc. — 0.2%
Novanta, Inc.†	3,973	469,688
Electric-Distribution — 0.0%
Spark Energy, Inc., Class A	10,300	98,571
Electric-Generation — 0.1%
Atlantic Power Corp.†	137,600	288,960
Electric-Integrated — 0.8%
ALLETE, Inc.	1,900	117,686
Avista Corp.	14,673	588,974
Black Hills Corp.	2,700	165,915
IDACORP, Inc.	7,188	690,264
PNM Resources, Inc.	2,900	140,737
Portland General Electric Co.	6,400	273,728
		1,977,304

195

Electronic Components-Misc. — 1.0%
Advanced Energy Industries, Inc.†	3,527	342,013
Applied Optoelectronics, Inc.†	1,948	16,578
Bel Fuse, Inc., Class B	20,541	308,731
Benchmark Electronics, Inc.	16,762	452,742
Comtech Telecommunications Corp.	2,305	47,690
Kimball Electronics, Inc.†	2,700	43,173
Knowles Corp.†	8,449	155,715
OSI Systems, Inc.†	3,736	348,270
Plexus Corp.†	2,656	207,726
Sanmina Corp.†	10,697	341,127
SMART Global Holdings, Inc.†	5,583	210,088
		2,473,853
Electronic Components-Semiconductors — 1.8%
Amkor Technology, Inc.	20,800	313,664
CEVA, Inc.†	2,051	93,320
CTS Corp.	2,974	102,097
Diodes, Inc.†	3,885	273,892
DSP Group, Inc.†	2,023	33,562
MACOM Technology Solutions Holdings, Inc.†	18,743	1,031,615
ON Semiconductor Corp.†	34,146	1,117,599
Photronics, Inc.†	6,048	67,496
Rambus, Inc.†	32,700	570,942
Semtech Corp.†	11,034	795,441
		4,399,628
Electronic Connectors — 0.1%
Vicor Corp.†	1,946	179,460
Electronic Measurement Instruments — 0.7%
Badger Meter, Inc.	2,684	252,457
FARO Technologies, Inc.†	1,644	116,116
Itron, Inc.†	3,723	357,036
Mesa Laboratories, Inc.	3,604	1,033,050
		1,758,659
Electronic Security Devices — 0.2%
Alarm.com Holdings, Inc.†	4,119	426,111
Energy-Alternate Sources — 0.8%
FutureFuel Corp.	12,579	159,753
Green Plains, Inc.†	6,989	92,045
Maxeon Solar Technologies, Ltd.†	2,725	77,308
Renewable Energy Group, Inc.†	7,125	504,593
REX American Resources Corp.†	2,386	175,299
SunPower Corp.†	14,600	374,344
Sunrun, Inc.†	4,000	277,520
TPI Composites, Inc.†	6,147	324,439
		1,985,301
Engineering/R&D Services — 0.2%
Exponent, Inc.	4,759	428,453
KBR, Inc.	3,100	95,883
		524,336
Enterprise Software/Service — 1.3%
ACI Worldwide, Inc.†	8,500	326,655
Asure Software, Inc.†	13,800	97,980
Donnelley Financial Solutions, Inc.†	7,238	122,829
eGain Corp.†	34,900	412,169
Evolent Health, Inc., Class A†	21,700	347,851
LivePerson, Inc.†	5,733	356,764
ManTech International Corp., Class A	2,505	222,795
MicroStrategy, Inc., Class A†	1,193	463,540
Progress Software Corp.	4,157	187,855
SPS Commerce, Inc.†	3,254	353,352
SVMK, Inc.†	3,200	81,760
Workiva, Inc.†	3,700	338,994
		3,312,544
Entertainment Software — 0.1%
Glu Mobile, Inc.†	13,633	122,833
Filtration/Separation Products — 0.4%
ESCO Technologies, Inc.	10,713	1,105,796
Finance-Auto Loans — 0.1%
Credit Acceptance Corp.†	350	121,149
Finance-Consumer Loans — 0.3%
Encore Capital Group, Inc.†	2,889	112,526
Enova International, Inc.†	3,287	81,419
EZCORP, Inc., Class A†	9,102	43,599
Navient Corp.	25,000	245,500
Nelnet, Inc., Class A	450	32,058
PRA Group, Inc.†	4,201	166,612
Regional Management Corp.	1,900	56,734
World Acceptance Corp.†	367	37,515
		775,963
Finance-Investment Banker/Broker — 0.7%
Cowen, Inc., Class A	5,800	150,742
Greenhill & Co., Inc.	1,311	15,916
Houlihan Lokey, Inc.	18,099	1,216,796
Piper Sandler Cos.	2,217	223,695
StoneX Group, Inc.†	1,499	86,792
		1,693,941
Finance-Mortgage Loan/Banker — 0.2%
Mr. Cooper Group, Inc.†	6,615	205,263
PennyMac Financial Services, Inc.	4,100	269,042
		474,305
Financial Guarantee Insurance — 0.4%
Assured Guaranty, Ltd.	7,441	234,317
MBIA, Inc.†	2,300	15,134
MGIC Investment Corp.	15,000	188,250
NMI Holdings, Inc., Class A†	9,817	222,355
Radian Group, Inc.	13,700	277,425
		937,481
Firearms & Ammunition — 0.0%
Sturm Ruger & Co., Inc.	1,613	104,958
Food-Canned — 0.1%
Seneca Foods Corp., Class A†	4,217	168,258
Food-Misc./Diversified — 0.8%
B&G Foods, Inc.	11,122	308,413
BellRing Brands, Inc., Class A†	19,400	471,614
Cal-Maine Foods, Inc.†	3,445	129,325
Hain Celestial Group, Inc.†	10,973	440,566
J&J Snack Foods Corp.	1,380	214,411
John B. Sanfilippo & Son, Inc.	3,013	237,605

196

Simply Good Foods Co.†	7,760	243,354
		2,045,288
Food-Wholesale/Distribution — 0.5%
Calavo Growers, Inc.	1,530	106,228
Chefs' Warehouse, Inc.†	2,994	76,916
Performance Food Group Co.†	20,017	953,009
SpartanNash Co.	4,105	71,468
United Natural Foods, Inc.†	5,166	82,501
		1,290,122
Footwear & Related Apparel — 0.7%
Crocs, Inc.†	6,221	389,808
Steven Madden, Ltd.	31,227	1,102,937
Wolverine World Wide, Inc.	7,564	236,375
		1,729,120
Gambling (Non-Hotel) — 0.2%
Monarch Casino & Resort, Inc.†	1,178	72,117
Red Rock Resorts, Inc., Class A	18,536	464,142
		536,259
Gas-Distribution — 0.6%
Chesapeake Utilities Corp.	6,249	676,204
New Jersey Resources Corp.	2,200	78,210
Northwest Natural Holding Co.	5,317	244,529
ONE Gas, Inc.	2,900	222,633
South Jersey Industries, Inc.	9,271	199,790
Southwest Gas Holdings, Inc.	2,000	121,500
		1,542,866
Gold Mining — 0.2%
Pretium Resources, Inc.†	47,914	550,053
Golf — 0.1%
Callaway Golf Co.	8,680	208,407
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc.†	2,300	175,030
Heritage-Crystal Clean, Inc.†	2,400	50,568
US Ecology, Inc.	2,904	105,502
		331,100
Health Care Cost Containment — 0.1%
CorVel Corp.†	841	89,146
HealthEquity, Inc.†	2,600	181,246
		270,392
Home Furnishings — 0.5%
Ethan Allen Interiors, Inc.	2,009	40,602
Herman Miller, Inc.	9,500	321,100
Hooker Furniture Corp.	2,400	77,400
Purple Innovation, Inc.†	4,800	158,112
Sleep Number Corp.†	7,958	651,442
		1,248,656
Hotels/Motels — 0.2%
Extended Stay America, Inc.	31,578	467,670
Marcus Corp.	2,133	28,753
		496,423
Housewares — 0.1%
Tupperware Brands Corp.†	4,532	146,791
Human Resources — 1.5%
AMN Healthcare Services, Inc.†	4,335	295,864
ASGN, Inc.†	18,547	1,549,231
Barrett Business Services, Inc.	3,796	258,925
Cross Country Healthcare, Inc.†	42,420	376,265
Heidrick & Struggles International, Inc.	2,684	78,856
Insperity, Inc.	1,200	97,704
Kforce, Inc.	5,400	227,286
Korn Ferry	8,641	375,883
Resources Connection, Inc.	2,810	35,322
TrueBlue, Inc.†	25,669	479,754
		3,775,090
Identification Systems — 0.1%
Brady Corp., Class A	4,468	236,000
Independent Power Producers — 0.1%
Clearway Energy, Inc., Class A	3,600	106,380
Clearway Energy, Inc., Class C	900	28,737
		135,117
Industrial Automated/Robotic — 0.0%
Ichor Holdings, Ltd.†	2,135	64,360
Insurance Brokers — 0.8%
Brown & Brown, Inc.	11,399	540,427
eHealth, Inc.†	7,704	543,979
Selectquote, Inc.†	22,279	462,289
Trean Insurance Group, Inc.†	24,381	319,391
		1,866,086
Insurance-Life/Health — 0.5%
American Equity Investment Life Holding Co.	11,381	314,798
CNO Financial Group, Inc.	15,700	349,011
Primerica, Inc.	950	127,234
Trupanion, Inc.†	3,017	361,165
		1,152,208
Insurance-Multi-line — 0.3%
Kemper Corp.	8,949	687,552
Insurance-Property/Casualty — 1.3%
Ambac Financial Group, Inc.†	5,822	89,542
AMERISAFE, Inc.	10,909	626,504
Employers Holdings, Inc.	2,675	86,108
First American Financial Corp.	1,300	67,119
HCI Group, Inc.	566	29,602
Heritage Insurance Holdings, Inc.	1,000	10,130
Horace Mann Educators Corp.	4,317	181,487
James River Group Holdings, Ltd.	18,964	932,080
Palomar Holdings, Inc.†	7,795	692,508
ProAssurance Corp.	8,067	143,512
ProSight Global, Inc.†	1,800	23,094
Safety Insurance Group, Inc.	1,304	101,582
Stewart Information Services Corp.	3,363	162,635
United Fire Group, Inc.	1,984	49,798
United Insurance Holdings Corp.	1,906	10,902
Universal Insurance Holdings, Inc.	2,628	39,709
		3,246,312
Insurance-Reinsurance — 0.8%
Argo Group International Holdings, Ltd.	2,200	96,140
Axis Capital Holdings, Ltd.	17,322	872,856
Essent Group, Ltd.	7,500	324,000

197

Reinsurance Group of America, Inc.	6,091	705,947
Third Point Reinsurance, Ltd.†	7,572	72,085
		2,071,028
Internet Connectivity Services — 0.1%
Cogent Communications Holdings, Inc.	3,876	232,056
Internet Content-Information/News — 0.2%
HealthStream, Inc.†	2,336	51,018
TechTarget, Inc.†	2,175	128,564
Yelp, Inc.†	11,200	365,904
		545,486
Internet Security — 0.0%
Proofpoint, Inc.†	875	119,359
Investment Companies — 0.3%
Compass Diversified Holdings	43,275	841,699
Investment Management/Advisor Services — 0.7%
Artisan Partners Asset Management, Inc., Class A	1,000	50,340
Blucora, Inc.†	21,128	336,147
Boston Private Financial Holdings, Inc.	7,581	64,059
BrightSphere Investment Group, Inc.	7,822	150,808
Cohen & Steers, Inc.	850	63,155
Federated Hermes, Inc.	3,200	92,448
Focus Financial Partners, Inc., Class A†	4,750	206,625
Stifel Financial Corp.	6,525	329,252
Virtus Investment Partners, Inc.	1,560	338,520
Waddell & Reed Financial, Inc., Class A	5,761	146,733
WisdomTree Investments, Inc.	10,284	55,019
		1,833,106
Linen Supply & Related Items — 0.1%
UniFirst Corp.	1,404	297,213
Machinery-Construction & Mining — 0.2%
Astec Industries, Inc.	7,984	462,114
Manitowoc Co, Inc.†	6,500	86,515
		548,629
Machinery-Electrical — 0.3%
Argan, Inc.	9,400	418,206
Bloom Energy Corp., Class A†	400	11,464
Franklin Electric Co., Inc.	3,534	244,588
		674,258
Machinery-Farming — 0.1%
Alamo Group, Inc.	909	125,397
Lindsay Corp.	1,001	128,588
		253,985
Machinery-General Industrial — 0.9%
Altra Industrial Motion Corp.	7,300	404,639
Applied Industrial Technologies, Inc.	7,072	551,545
Chart Industries, Inc.†	3,253	383,171
DXP Enterprises, Inc.†	6,009	133,580
IDEX Corp.	1,967	391,826
Kadant, Inc.	1,400	197,372
Tennant Co.	1,703	119,500
Welbilt, Inc.†	7,000	92,400
		2,274,033
Machinery-Pumps — 0.4%
Cactus, Inc., Class A	10,209	266,149
CIRCOR International, Inc.†	1,843	70,845
SPX FLOW, Inc.†	3,891	225,522
Watts Water Technologies, Inc., Class A	2,528	307,658
		870,174
Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	6,163	83,139
Medical Information Systems — 0.8%
Allscripts Healthcare Solutions, Inc.†	55,761	805,189
Change Healthcare, Inc.†	52,537	979,815
Computer Programs & Systems, Inc.	4,264	114,446
NextGen Healthcare, Inc.†	5,105	93,115
Tabula Rasa HealthCare, Inc.†	1,998	85,594
		2,078,159
Medical Instruments — 0.6%
AngioDynamics, Inc.†	15,098	231,452
Bio-Techne Corp.	1,338	424,882
Natus Medical, Inc.†	13,021	260,941
NuVasive, Inc.†	8,900	501,337
		1,418,612
Medical Labs & Testing Services — 1.0%
Catalent, Inc.†	7,743	805,814
Fulgent Genetics, Inc.†	1,208	62,937
MEDNAX, Inc.†	12,989	318,750
Medpace Holdings, Inc.†	1,575	219,240
Personalis, Inc.†	2,600	95,186
Syneos Health, Inc.†	14,583	993,540
		2,495,467
Medical Laser Systems — 0.1%
Cutera, Inc.†	8,025	193,483
Medical Products — 2.0%
Accuray, Inc.†	49,900	208,083
Cardiovascular Systems, Inc.†	3,698	161,825
CryoLife, Inc.†	3,581	84,547
Envista Holdings Corp.†	41,997	1,416,559
Glaukos Corp.†	4,144	311,877
Hanger, Inc.†	3,512	77,229
Inogen, Inc.†	1,692	75,599
Integer Holdings Corp.†	8,355	678,342
Invacare Corp.	3,172	28,389
LeMaitre Vascular, Inc.	1,556	63,018
LivaNova PLC†	3,700	244,977
Luminex Corp.	3,988	92,203
Omnicell, Inc.†	3,899	467,958
Orthofix Medical, Inc.†	5,532	237,765
SeaSpine Holdings Corp.†	14,100	246,045
Sientra, Inc.†	86,934	338,173
Surmodics, Inc.†	1,260	54,835
Tactile Systems Technology, Inc.†	1,790	80,443
Zynex, Inc.†	14,593	196,422
		5,064,289
Medical-Biomedical/Gene — 3.1%
ACADIA Pharmaceuticals, Inc.†	6,300	336,798
Alder Biopharmaceuticals, Inc. CVR†(1)	11,600	10,208
Amicus Therapeutics, Inc.†	13,200	304,788
ANI Pharmaceuticals, Inc.†	888	25,788

198

Arena Pharmaceuticals, Inc.†	3,960	304,247
Atara Biotherapeutics, Inc.†	10,200	200,226
Berkeley Lights, Inc.†	2,600	232,466
Biohaven Pharmaceutical Holding Co., Ltd.†	4,100	351,411
Black Diamond Therapeutics, Inc.†	3,700	118,585
Bluebird Bio, Inc.†	700	30,289
Bridgebio Pharma, Inc.†	3,300	234,663
CytomX Therapeutics, Inc.†	4,500	29,475
Dicerna Pharmaceuticals, Inc.†	8,400	185,052
Eiger BioPharmaceuticals, Inc.†	10,700	131,503
Emergent BioSolutions, Inc.†	800	71,680
Esperion Therapeutics, Inc.†	1,400	36,400
Evolus, Inc.†	37,418	125,724
Global Blood Therapeutics, Inc.†	3,400	147,254
Homology Medicines, Inc.†	2,700	30,483
Innoviva, Inc.†	5,794	71,788
Intercept Pharmaceuticals, Inc.†	5,700	140,790
Intra-Cellular Therapies, Inc.†	16,089	511,630
Kronos Bio, Inc.†	8,900	265,843
Ligand Pharmaceuticals, Inc.†	1,400	139,230
LogicBio Therapeutics, Inc.†	18,100	138,103
Lyra Therapeutics, Inc.†	13,300	151,620
Mersana Therapeutics, Inc.†	11,198	297,979
Metacrine, Inc.†	3,400	26,724
Myriad Genetics, Inc.†	14,732	291,325
NeoGenomics, Inc.†	10,233	550,945
Puma Biotechnology, Inc.†	14,100	144,666
REGENXBIO, Inc.†	7,158	324,687
REVOLUTION Medicines, Inc.†	1,900	75,221
Seer, Inc.†	4,339	243,591
Solid Biosciences, Inc.†	4,200	31,836
Sutro Biopharma, Inc.†	1,600	34,736
TCR2 Therapeutics, Inc.†	3,400	105,162
TG Therapeutics, Inc.†	8,100	421,362
Viela Bio, Inc.†	3,900	140,283
VYNE Therapeutics, Inc.†	3,200	5,056
WaVe Life Sciences, Ltd.†	18,000	141,660
Xencor, Inc.†	10,395	453,534
Y-mAbs Therapeutics, Inc.†	500	24,755
		7,639,566
Medical-Drugs — 1.7%
Aerie Pharmaceuticals, Inc.†	16,525	223,253
Alector, Inc.†	1,600	24,208
Amphastar Pharmaceuticals, Inc.†	3,371	67,791
Athenex, Inc.†	9,900	109,494
Clovis Oncology, Inc.†	13,000	62,400
Coherus Biosciences, Inc.†	5,844	101,569
Corcept Therapeutics, Inc.†	9,636	252,078
Cytokinetics, Inc.†	6,523	135,548
Eagle Pharmaceuticals, Inc.†	3,569	166,208
Enanta Pharmaceuticals, Inc.†	1,647	69,339
Gritstone Oncology, Inc.†	1,700	6,698
Harpoon Therapeutics, Inc.†	6,000	99,660
Horizon Therapeutics PLC†	4,800	351,120
Lannett Co., Inc.†	42,073	274,316
Marinus Pharmaceuticals, Inc.†	11,200	136,640
Pacira BioSciences, Inc.†	9,572	572,788
Phibro Animal Health Corp., Class A	1,870	36,315
Protagonist Therapeutics, Inc.†	10,400	209,664
Reata Pharmaceuticals, Inc., Class A†	2,147	265,412
Seres Therapeutics, Inc.†	9,100	222,950
Spectrum Pharmaceuticals, Inc.†	13,449	45,861
Supernus Pharmaceuticals, Inc.†	4,856	122,177
UroGen Pharma, Ltd.†	5,700	102,714
Vanda Pharmaceuticals, Inc.†	29,941	393,425
Voyager Therapeutics, Inc.†	7,100	50,765
		4,102,393
Medical-Generic Drugs — 0.3%
Amneal Pharmaceuticals, Inc.†	33,000	150,810
Arvinas, Inc.†	100	8,493
Endo International PLC†	94,325	677,253
		836,556
Medical-HMO — 0.4%
Magellan Health, Inc.†	5,800	480,472
Tivity Health, Inc.†	17,950	351,640
Triple-S Management Corp., Class B†	5,600	119,560
		951,672
Medical-Hospitals — 0.3%
Community Health Systems, Inc.†	10,363	76,997
Select Medical Holdings Corp.†	9,936	274,830
Tenet Healthcare Corp.†	8,900	355,377
		707,204
Medical-Nursing Homes — 0.1%
Ensign Group, Inc.	4,699	342,651
Medical-Outpatient/Home Medical — 0.2%
Addus HomeCare Corp.†	1,384	162,053
Pennant Group, Inc.†	2,338	135,744
Providence Service Corp.†	1,437	199,211
		497,008
Medical-Wholesale Drug Distribution — 0.8%
AdaptHealth Corp.†	34,071	1,279,707
Covetrus, Inc.†	9,134	262,511
Owens & Minor, Inc.	14,975	405,074
		1,947,292
Metal Processors & Fabrication — 0.4%
AZZ, Inc.	4,203	199,390
LB Foster Co., Class A†	900	13,545
Mueller Industries, Inc.	5,261	184,714
Proto Labs, Inc.†	2,466	378,285
Rexnord Corp.	1,000	39,490
Standex International Corp.	1,141	88,450
Tredegar Corp.	2,377	39,696
		943,570
Metal Products-Distribution — 0.0%

Olympic Steel, Inc.	837	11,157
Worthington Industries, Inc.	1,200	61,608
		72,765
Metal-Aluminum — 0.3%
Alcoa Corp.†	4,400	101,420
Arconic Corp.†	13,853	412,819
Century Aluminum Co.†	6,319	69,699

199

Kaiser Aluminum Corp.	2,382	235,580
		819,518
Metal-Iron — 0.3%
Cleveland-Cliffs, Inc.	53,596	780,358
Miscellaneous Manufacturing — 0.2%
Hillenbrand, Inc.	6,892	274,301
John Bean Technologies Corp.	2,924	332,956
		607,257
Motion Pictures & Services — 0.0%
Eros STX Global Corp.†	4,700	8,554
MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	3,950	77,302
Multimedia — 0.0%
E.W. Scripps Co., Class A	5,265	80,502
Networking Products — 0.3%
Extreme Networks, Inc.†	52,738	363,365
NeoPhotonics Corp.†	31,700	288,153
NETGEAR, Inc.†	2,791	113,398
		764,916
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	15,955	98,283
Office Furnishings-Original — 0.2%
HNI Corp.	7,800	268,788
Interface, Inc.	5,407	56,773
Steelcase, Inc., Class A	8,100	109,755
		435,316
Office Supplies & Forms — 0.1%
ACCO Brands Corp.	23,895	201,913
Oil & Gas Drilling — 0.2%
Helmerich & Payne, Inc.	9,917	229,678
Nabors Industries, Ltd.	592	34,472
Patterson-UTI Energy, Inc.	32,481	170,850
		435,000
Oil Companies-Exploration & Production — 0.8%
Berry Corp.	7,200	26,496
Bonanza Creek Energy, Inc.†	2,309	44,633
Callon Petroleum Co.†	3,664	48,218
CNX Resources Corp.†	5,200	56,160
Laredo Petroleum, Inc.†	830	16,351
Magnolia Oil & Gas Corp., Class A†	18,700	132,022
Matador Resources Co.†	10,122	122,071
Ovintiv, Inc.	6,400	91,904
Parsley Energy, Inc., Class A	43,295	614,789
PDC Energy, Inc.†	17,283	354,820
Penn Virginia Corp.†	1,401	14,220
QEP Resources, Inc.	22,324	53,354
Range Resources Corp.	28,525	191,118
SM Energy Co.	9,821	60,105
Southwestern Energy Co.†	59,526	177,387
Talos Energy, Inc.†	2,154	17,749
W&T Offshore, Inc.†	22,000	47,740
		2,069,137
Oil Field Machinery & Equipment — 0.1%
Dril-Quip, Inc.†	3,235	95,821
Exterran Corp.†	2,290	10,122
Thermon Group Holdings, Inc.†	3,700	57,831
US Silica Holdings, Inc.	6,816	47,848
		211,622
Oil Refining & Marketing — 0.4%
CVR Energy, Inc.	700	10,430
Delek US Holdings, Inc.	27,194	437,007
Murphy USA, Inc.	2,525	330,447
Par Pacific Holdings, Inc.†	3,681	51,460
PBF Energy, Inc., Class A	8,857	62,885
		892,229
Oil-Field Services — 0.8%
Archrock, Inc.	11,840	102,534
ChampionX Corp.†	3,000	45,900
Core Laboratories NV	4,101	108,718
DMC Global, Inc.	1,362	58,906
Helix Energy Solutions Group, Inc.†	26,609	111,758
Matrix Service Co.†	26,040	286,961
MRC Global, Inc.†	16,300	108,069
NexTier Oilfield Solutions, Inc.†	49,100	168,904
NOW, Inc.†	52,981	380,404
Oceaneering International, Inc.†	11,653	92,641
Oil States International, Inc.†	15,225	76,429
ProPetro Holding Corp.†	7,441	54,989
RPC, Inc.†	5,352	16,859
Select Energy Services, Inc., Class A†	5,200	21,320
Solaris Oilfield Infrastructure, Inc., Class A	32,587	265,258
		1,899,650
Paper & Related Products — 0.5%
Clearwater Paper Corp.†	1,527	57,644
Domtar Corp.	4,300	136,095
Glatfelter Corp.	6,380	104,504
Mercer International, Inc.	3,642	37,331
Neenah, Inc.	11,168	617,814
Schweitzer-Mauduit International, Inc.	2,887	116,086
Verso Corp., Class A	9,600	115,392
		1,184,866
Pastoral & Agricultural — 0.8%
Darling Ingredients, Inc.†	33,370	1,924,782
Physical Therapy/Rehabilitation Centers — 0.1%
U.S. Physical Therapy, Inc.	1,184	142,376
Power Converter/Supply Equipment — 0.3%
Generac Holdings, Inc.†	2,899	659,261
Powell Industries, Inc.	6,314	186,200
		845,461
Printing-Commercial — 0.2%
Deluxe Corp.	7,861	229,541
Ennis, Inc.	11,400	203,490
Quad/Graphics, Inc.†	15,600	59,592
		492,623
Private Corrections — 0.0%
CoreCivic, Inc.	11,026	72,220

200

Publishing-Books — 0.1%
Gannett Co, Inc.†	12,079	40,585
Houghton Mifflin Harcourt Co.†	56,300	187,479
Scholastic Corp.	2,760	69,000
		297,064
Publishing-Periodicals — 0.0%
Meredith Corp.	3,731	71,635
Quarrying — 0.3%
Compass Minerals International, Inc.	11,478	708,422
Racetracks — 0.1%
Penn National Gaming, Inc.†	1,700	146,829
Radio — 0.1%
iHeartMedia, Inc., Class A† Class A	16,500	214,170
Real Estate Investment Trusts — 5.5%
Acadia Realty Trust	10,651	151,138
Agree Realty Corp.	6,003	399,680
Alexander & Baldwin, Inc.	8,825	151,614
American Assets Trust, Inc.	15,112	436,435
American Finance Trust, Inc.	9,000	66,870
Americold Realty Trust	4,200	156,786
Apollo Commercial Real Estate Finance, Inc.	11,896	132,878
Ares Commercial Real Estate Corp.	4,600	54,786
Armada Hoffler Properties, Inc.	5,340	59,915
ARMOUR Residential REIT, Inc.	5,966	64,373
Blackstone Mtg. Trust, Inc., Class A	11,000	302,830
Brandywine Realty Trust	15,721	187,237
Broadstone Net Lease, Inc., Class A	6,900	135,102
Capstead Mtg. Corp.	8,892	51,663
CareTrust REIT, Inc.	10,224	226,768
Centerspace	1,196	84,485
Chatham Lodging Trust	5,729	61,873
City Office REIT, Inc.	3,600	35,172
Columbia Property Trust, Inc.	3,900	55,926
Community Healthcare Trust, Inc.	2,030	95,633
CoreSite Realty Corp.	575	72,036
DiamondRock Hospitality Co.	46,689	385,184
Diversified Healthcare Trust	21,960	90,475
Douglas Emmett, Inc.	14,052	410,037
Easterly Government Properties, Inc.	9,787	221,676
Ellington Financial, Inc.	500	7,420
Equity LifeStyle Properties, Inc.	9,567	606,165
Essential Properties Realty Trust, Inc.	14,947	316,876
First Industrial Realty Trust, Inc.	4,325	182,212
Four Corners Property Trust, Inc.	9,369	278,915
Franklin Street Properties Corp.	8,903	38,906
GEO Group, Inc.	11,181	99,064
Getty Realty Corp.	6,814	187,658
Gladstone Commercial Corp.	2,300	41,400
Global Net Lease, Inc.	9,347	160,208
Granite Point Mtg. Trust, Inc.	10,788	107,772
Great Ajax Corp.	700	7,322
Hersha Hospitality Trust	4,265	33,651
Highwoods Properties, Inc.	1,500	59,445
Independence Realty Trust, Inc.	8,741	117,392
Industrial Logistics Properties Trust	6,019	140,183
Innovative Industrial Properties, Inc.	2,244	410,944
Invesco Mtg. Capital, Inc.	19,044	64,369
iStar, Inc.	6,818	101,247
Kite Realty Group Trust	9,261	138,545
KKR Real Estate Finance Trust, Inc.	7,606	136,300
Ladder Capital Corp.	16,400	160,392
Lexington Realty Trust	27,526	292,326
LTC Properties, Inc.	3,617	140,737
Mack-Cali Realty Corp.	7,943	98,970
National Health Investors, Inc.	200	13,834
National Storage Affiliates Trust	5,740	206,812
New Senior Investment Group, Inc.	17,600	91,168
New York Mtg. Trust, Inc.	37,015	136,585
NexPoint Residential Trust, Inc.	2,041	86,355
Office Properties Income Trust	4,453	101,172
Pebblebrook Hotel Trust	2,100	39,480
PennyMac Mtg. Investment Trust	17,505	307,913
Physicians Realty Trust	8,700	154,860
Piedmont Office Realty Trust, Inc., Class A	6,400	103,872
Plymouth Industrial REIT, Inc.	1,800	27,000
PotlatchDeltic Corp.	5,000	250,100
QTS Realty Trust, Inc., Class A	2,600	160,888
Ready Capital Corp.	3,765	46,874
Redwood Trust, Inc.	21,816	191,545
Retail Opportunity Investments Corp.	14,976	200,529
Retail Properties of America, Inc., Class A	27,047	231,522
RLJ Lodging Trust	1,400	19,810
RPT Realty	7,462	64,546
Ryman Hospitality Properties, Inc.	1,800	121,968
Sabra Health Care REIT, Inc.	7,100	123,327
Safehold, Inc.	1,321	95,759
Saul Centers, Inc.	3,086	97,764
Service Properties Trust	5,500	63,195
SITE Centers Corp.	19,190	194,203
STAG Industrial, Inc.	3,000	93,960
Summit Hotel Properties, Inc.	12,642	113,904
Sunstone Hotel Investors, Inc.	26,000	294,580
Tanger Factory Outlet Centers, Inc.	8,613	85,785
Terreno Realty Corp.	14,434	844,533
TPG RE Finance Trust, Inc.	5,600	59,472
Two Harbors Investment Corp.	8,118	51,712
Uniti Group, Inc.	21,451	251,620
Universal Health Realty Income Trust	1,180	75,839
Urstadt Biddle Properties, Inc., Class A	2,764	39,055
Washington Real Estate Investment Trust	7,592	164,215
Whitestone REIT	3,669	29,242
Xenia Hotels & Resorts, Inc.	18,782	285,486
		13,539,475
Real Estate Management/Services — 0.2%
Marcus & Millichap, Inc.†	2,214	82,427
RE/MAX Holdings, Inc., Class A	1,710	62,124
Realogy Holdings Corp.†	17,741	232,762
		377,313
Real Estate Operations & Development — 0.3%
Kennedy-Wilson Holdings, Inc.	33,907	606,596

201

St. Joe Co.	2,876	122,086
		728,682
Recycling — 0.1%
Harsco Corp.†	7,273	130,769
Rental Auto/Equipment — 0.2%
Aaron's Co., Inc.†	3,094	58,662
Nesco Holdings, Inc.†	18,814	138,659
Rent-A-Center, Inc.	7,193	275,420
		472,741
Resort/Theme Parks — 0.2%
Marriott Vacations Worldwide Corp.	2,850	391,077
Retail-Apparel/Shoe — 0.6%
Abercrombie & Fitch Co., Class A	25,150	512,054
Boot Barn Holdings, Inc.†	2,661	115,381
Buckle, Inc.	2,641	77,117
Caleres, Inc.	3,494	54,681
Cato Corp., Class A	1,815	17,406
Chico's FAS, Inc.	11,052	17,573
Children's Place, Inc.	3,144	157,514
Designer Brands, Inc., Class A	5,417	41,440
Genesco, Inc.†	1,313	39,508
Guess?, Inc.	11,560	261,487
Shoe Carnival, Inc.	793	31,070
Vera Bradley, Inc.†	2,032	16,175
Winmark Corp.	475	88,255
		1,429,661
Retail-Appliances — 0.0%
Conn's, Inc.†	1,772	20,715
Retail-Arts & Crafts — 0.0%
Michaels Cos., Inc.†	6,804	88,520
Retail-Automobile — 0.8%
America's Car-Mart, Inc.†	566	62,169
Asbury Automotive Group, Inc.†	8,558	1,247,243
Group 1 Automotive, Inc.	2,537	332,702
Lithia Motors, Inc., Class A	325	95,118
Sonic Automotive, Inc., Class A	7,186	277,164
		2,014,396
Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.	19,714	350,121
Retail-Bookstores — 0.0%
Barnes & Noble Education, Inc.†	2,779	12,922
Retail-Building Products — 0.2%
BMC Stock Holdings, Inc.†	4,000	214,720
Foundation Building Materials, Inc.†	2,071	39,784
GMS, Inc.†	3,934	119,908
		374,412
Retail-Computer Equipment — 0.0%
PC Connection, Inc.	1,013	47,905
Retail-Discount — 0.1%
Big Lots, Inc.	3,293	141,368
Retail-Floor Coverings — 0.0%
Lumber Liquidators Holdings, Inc.†	2,661	81,799
Retail-Hair Salons — 0.0%
Regis Corp.†	2,235	20,540
Retail-Home Furnishings — 0.1%
Haverty Furniture Cos., Inc.	4,839	133,895
La-Z-Boy, Inc.	4,253	169,440
		303,335
Retail-Jewelry — 0.1%
Movado Group, Inc.	1,529	25,412
Signet Jewelers, Ltd.	4,824	131,550
		156,962
Retail-Leisure Products — 0.1%
MarineMax, Inc.†	3,934	137,808
Retail-Misc./Diversified — 0.2%
GameStop Corp., Class A†	5,045	95,048
PriceSmart, Inc.	2,148	195,661
Sally Beauty Holdings, Inc.†	10,398	135,590
		426,299
Retail-Office Supplies — 0.2%
ODP Corp.	16,555	485,061
Retail-Pawn Shops — 0.1%
FirstCash, Inc.	2,100	147,084
Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.	1,868	59,888
Retail-Regional Department Stores — 0.3%
Dillard's, Inc., Class A	3,600	226,980
Macy's, Inc.	51,699	581,614
		808,594
Retail-Restaurants — 0.9%
BJ's Restaurants, Inc.†	6,857	263,926
Bloomin' Brands, Inc.	27,745	538,808
Brinker International, Inc.	9,374	530,287
Cheesecake Factory, Inc.	3,865	143,237
Chuy's Holdings, Inc.†	1,815	48,079
Dave & Buster's Entertainment, Inc.	4,374	131,308
Dine Brands Global, Inc.	1,513	87,754
El Pollo Loco Holdings, Inc.†	1,747	31,621
Fiesta Restaurant Group, Inc.†	1,601	18,252
Red Robin Gourmet Burgers, Inc.†	1,432	27,537
Ruth's Hospitality Group, Inc.	2,936	52,055
Shake Shack, Inc., Class A†	3,285	278,502
		2,151,366
Retail-Sporting Goods — 0.2%
Hibbett Sports, Inc.†	4,130	190,723
Zumiez, Inc.†	8,925	328,262
		518,985
Retirement/Aged Care — 0.2%
Brookdale Senior Living, Inc.†	97,100	430,153
Rubber-Tires — 0.1%
Cooper Tire & Rubber Co.	6,543	264,992
Rubber/Plastic Products — 0.3%
Myers Industries, Inc.	7,402	153,814
Raven Industries, Inc.	3,305	109,362
Trinseo SA	7,781	398,465
		661,641

202

Satellite Telecom — 0.3%
Gogo, Inc.†	24,000	231,120
Iridium Communications, Inc.†	10,812	425,182
		656,302
Savings & Loans/Thrifts — 1.3%
Axos Financial, Inc.†	10,334	387,835
Banc of California, Inc.	4,082	60,046
BankFinancial Corp.	800	7,024
Berkshire Hills Bancorp, Inc.	4,685	80,207
Brookline Bancorp, Inc.	15,587	187,667
Capitol Federal Financial, Inc.	11,897	148,713
Dime Community Bancshares, Inc.	2,619	41,302
Flushing Financial Corp.	2,800	46,592
HomeTrust Bancshares, Inc.	4,700	90,757
Investors Bancorp, Inc.	9,200	97,152
Meridian Bancorp, Inc.	20,000	298,200
Northfield Bancorp, Inc.	23,307	287,375
Northwest Bancshares, Inc.	11,779	150,064
OceanFirst Financial Corp.	29,858	556,255
Pacific Premier Bancorp, Inc.	8,699	272,540
People's United Financial, Inc.	4,506	58,263
Provident Financial Services, Inc.	6,719	120,673
Washington Federal, Inc.	11,200	288,288
		3,178,953
Schools — 0.2%
American Public Education, Inc.†	11,365	346,405
Perdoceo Education Corp.†	6,386	80,655
		427,060
Security Services — 0.0%
Brink's Co.	1,600	115,200
Semiconductor Components-Integrated Circuits — 0.3%
Cirrus Logic, Inc.†	1,800	147,960
MaxLinear, Inc.†	6,221	237,580
Power Integrations, Inc.	5,517	451,622
		837,162
Semiconductor Equipment — 1.1%
Allegro MicroSystems, Inc.†	25,922	691,081
Axcelis Technologies, Inc.†	3,087	89,893
Brooks Automation, Inc.	6,805	461,719
Cohu, Inc.	7,868	300,400
FormFactor, Inc.†	7,133	306,862
Kulicke & Soffa Industries, Inc.	5,717	181,858
Onto Innovation, Inc.†	4,501	214,023
Ultra Clean Holdings, Inc.†	3,733	116,283
Veeco Instruments, Inc.†	14,773	256,459
		2,618,578
Software Tools — 0.1%
Digital Turbine, Inc.†	2,800	158,368
Steel Pipe & Tube — 0.5%
Advanced Drainage Systems, Inc.	900	75,222
TimkenSteel Corp.†	3,496	16,326
Valmont Industries, Inc.	5,914	1,034,536
		1,126,084
Steel-Producers — 0.2%
Carpenter Technology Corp.	6,026	175,477
Commercial Metals Co.	9,700	199,238
		374,715
Steel-Specialty — 0.1%
Allegheny Technologies, Inc.†	20,888	350,292
Telecom Equipment-Fiber Optics — 0.3%
Ciena Corp.†	13,357	705,917
Telecom Services — 0.3%
ATN International, Inc.	1,011	42,220
Consolidated Communications Holdings, Inc.†	55,043	269,160
ORBCOMM, Inc.†	15,000	111,300
Spok Holdings, Inc.	1,618	18,008
Vonage Holdings Corp.†	21,515	277,006
		717,694
Telecommunication Equipment — 0.9%
ADTRAN, Inc.	9,620	142,087
Harmonic, Inc.†	9,009	66,577
PC-Tel, Inc.	4,800	31,536
Plantronics, Inc.	30,717	830,281
Viavi Solutions, Inc.†	71,625	1,072,584
		2,143,065
Telephone-Integrated — 0.1%
Cincinnati Bell, Inc.†	4,671	71,373
Shenandoah Telecommunications Co.	4,595	198,734
		270,107
Television — 0.4%
AMC Networks, Inc., Class A†	12,942	462,935
Sinclair Broadcast Group, Inc., Class A	15,200	484,120
		947,055
Textile-Apparel — 0.0%
Unifi, Inc.†	1,378	24,446
Textile-Products — 0.4%
Albany International Corp., Class A	14,445	1,060,552
Theaters — 0.4%
Cinemark Holdings, Inc.	55,300	962,773
Therapeutics — 0.4%
Akebia Therapeutics, Inc.†	91,900	257,320
Anika Therapeutics, Inc.†	1,310	59,291
Flexion Therapeutics, Inc.†	32,211	371,715
La Jolla Pharmaceutical Co.†	3,900	15,132
Sarepta Therapeutics, Inc.†	1,250	213,112
		916,570
Tobacco — 0.1%
Universal Corp.	2,259	109,810
Vector Group, Ltd.	11,727	136,620
		246,430
Traffic Management Sys — 0.0%
Arlo Technologies, Inc.†	7,285	56,750
Transactional Software — 0.1%
Synchronoss Technologies, Inc.†	72,100	338,870
Transport-Air Freight — 0.1%
Atlas Air Worldwide Holdings, Inc.†	2,409	131,387

203

Transport-Equipment & Leasing — 0.0%
Greenbrier Cos., Inc.	3,025	110,050
Transport-Marine — 0.1%
Diamond S Shipping, Inc.†	3,500	23,310
Dorian LPG, Ltd.†	3,271	39,874
SEACOR Holdings, Inc.†	1,765	73,159
		136,343
Transport-Services — 0.4%
Bristow Group, Inc.†	2,136	56,219
Echo Global Logistics, Inc.†	9,452	253,503
Forward Air Corp.	2,535	194,789
Hub Group, Inc., Class A†	5,687	324,159
Matson, Inc.	3,970	226,171
		1,054,841
Transport-Truck — 0.5%
ArcBest Corp.	12,942	552,235
Heartland Express, Inc.	4,543	82,228
Marten Transport, Ltd.	5,410	93,215
Saia, Inc.†	2,411	435,909
Schneider National, Inc., Class B	2,000	41,400
		1,204,987
Veterinary Diagnostics — 0.0%
Heska Corp.†	819	119,287
Vitamins & Nutrition Products — 0.1%
Herbalife Nutrition, Ltd.†	2,700	129,735
USANA Health Sciences, Inc.†	2,280	175,788
		305,523
Water — 0.5%
American States Water Co.	7,400	588,374
California Water Service Group	4,594	248,214
SJW Group	6,288	436,135
		1,272,723
Web Hosting/Design — 0.1%
NIC, Inc.	9,278	239,651
Wire & Cable Products — 0.1%
Encore Wire Corp.	1,902	115,204
Insteel Industries, Inc.	1,779	39,618
		154,822
Wireless Equipment — 0.5%
CalAmp Corp.†	3,228	32,022
Maxar Technologies, Inc.	28,389	1,095,531
		1,127,553
X-Ray Equipment — 0.1%
Varex Imaging Corp.†	17,313	288,781
Total Common Stocks
(cost $191,383,539)		241,217,968
EXCHANGE-TRADED FUNDS — 0.3%
iShares Core S&P Small-Cap ETF (cost $646,243)	8,211	754,591
Total Long-Term Investment Securities
(cost $192,029,782)		241,972,559

SHORT-TERM INVESTMENT SECURITIES — 1.3%
Registered Investment Companies — 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10%(2)	3,056,495	3,057,107
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.16% due 05/20/2021(3)	$100,000	99,969
Total Short-Term Investment Securities
(cost $3,157,047)		3,157,076
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 12/31/2020, to be repurchased 01/04/2021 in the amount of $364,000 and collateralized by $371,700 of United States Treasury Notes, bearing interest at 0.13% due 12/15/2023 and having an approximate value of $371,285. (cost $364,000)	364,000	364,000
TOTAL INVESTMENTS
(cost $195,550,829)	99.2%	245,493,635
Other assets less liabilities	0.8	1,865,581
NET ASSETS	100.0%	$247,359,216

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of December 31, 2020.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR	— American Depositary Receipt
CVR	— Contingent Value Rights
ETF	— Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
16	Long	E-Mini Russell 2000 Index	March 2021	$1,591,971	$1,579,840	$(12,131)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio's net assets as of  December 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$7,629,358	$-	$10,208	$7,639,566
Other Industries	233,578,402	-	-	233,578,402
Exchange-Traded Funds	754,591	-	-	754,591
Short-Term Investment Securities:
Registered Investment Companies	3,057,107	-	-	3,057,107
U.S. Government Treasuries	-	99,969	-	99,969
Repurchase Agreements	-	364,000	-	364,000
Total Investments at Value	$245,019,458	$463,969	$10,208	$245,493,635

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$12,131	$-	$-	$12,131

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.  There were no Level 3 transfers during the reporting period.

  See Notes to Portfolio of Investments

204

Seasons Series Trust SA Multi-Managed International Equity Portfolio

Portfolio of Investments — December 31, 2020 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 97.7%
Australia — 3.8%
Afterpay, Ltd.†	1,658	$151,998
AGL Energy, Ltd.	4,861	44,821
AMP, Ltd.	26,808	32,265
Ampol, Ltd.	1,948	42,723
APA Group	9,204	68,529
Aristocrat Leisure, Ltd.	4,483	107,281
ASX, Ltd.	1,510	83,879
Aurizon Holdings, Ltd.	14,935	44,947
AusNet Services	14,638	19,898
Australia & New Zealand Banking Group, Ltd.	56,123	983,455
BGP Holdings PLC†(1)	98,723	0
BHP Group, Ltd.	35,335	1,151,175
BlueScope Steel, Ltd.	3,921	52,982
Brambles, Ltd.	11,730	96,101
Challenger, Ltd.	59,197	294,242
CIMIC Group, Ltd.†	741	13,938
Coca-Cola Amatil, Ltd.	3,953	39,424
Cochlear, Ltd.	513	74,807
Coles Group, Ltd.	10,406	145,597
Commonwealth Bank of Australia	13,809	875,065
Computershare, Ltd.	3,797	42,754
Crown Resorts, Ltd.	2,905	21,587
CSL, Ltd.	8,922	1,949,524
Dexus	8,512	62,016
Evolution Mining, Ltd.	12,661	48,116
Fortescue Metals Group, Ltd.	13,210	238,841
Goodman Group	12,945	188,832
GPT Group	15,195	52,763
IGO, Ltd.	174,058	857,087
Insurance Australia Group, Ltd.	19,032	69,051
LendLease Group	5,369	54,279
Macquarie Group, Ltd.	18,101	1,934,140
Magellan Financial Group, Ltd.	1,003	41,756
Medibank Private, Ltd.	21,483	49,881
Mirvac Group	30,711	62,574
National Australia Bank, Ltd.	25,665	447,759
Newcrest Mining, Ltd.	6,366	126,817
Northern Star Resources, Ltd.	5,778	55,907
Orica, Ltd.	3,166	37,026
Origin Energy, Ltd.	13,739	50,494
Qantas Airways, Ltd.†	7,209	26,992
QBE Insurance Group, Ltd.	11,461	75,451
Ramsay Health Care, Ltd.	1,428	68,506
REA Group, Ltd.	411	47,210
Rio Tinto, Ltd.	6,896	605,709
Santos, Ltd.	13,812	66,798
Scentre Group	233,267	500,648
SEEK, Ltd.	2,616	57,595
Sonic Healthcare, Ltd.	3,530	87,688
South32, Ltd.	235,453	448,952
Stockland	18,604	60,010
Suncorp Group, Ltd.	9,982	75,053
Sydney Airport	10,315	51,012
Tabcorp Holdings, Ltd.	16,742	50,387
Telstra Corp., Ltd.	32,471	74,661
TPG Telecom, Ltd.†	2,901	16,163
Transurban Group	21,344	224,988
Treasury Wine Estates, Ltd.	5,623	40,789
Vicinity Centres	30,184	37,404
Washington H. Soul Pattinson & Co., Ltd.	840	19,506
Wesfarmers, Ltd.	8,845	343,940
Westpac Banking Corp.	28,173	420,353
WiseTech Global, Ltd.	1,136	26,894
Woodside Petroleum, Ltd.	7,445	130,570
Woolworths Group, Ltd.	9,853	298,826
Worley, Ltd.	71,593	634,419
		15,204,855
Austria — 0.4%
Erste Group Bank AG†	53,512	1,615,540
OMV AG	1,149	46,387
Raiffeisen Bank International AG†	1,155	23,327
Verbund AG	531	45,432
voestalpine AG	905	32,552
		1,763,238
Belgium — 1.0%
Ageas SA/NV	1,366	72,804
Anheuser-Busch InBev SA NV	5,944	415,382
Colruyt SA	432	25,596
Elia Group SA/NV	241	28,719
Galapagos NV†	331	32,570
Groupe Bruxelles Lambert SA	881	88,899
KBC Group NV†	1,949	136,600
Proximus SADP	1,187	23,543
Sofina SA	120	40,633
Solvay SA	578	68,499
UCB SA	12,694	1,312,072
Umicore SA	40,475	1,944,388
		4,189,705
Bermuda — 0.1%
CK Infrastructure Holdings, Ltd.	5,000	26,873
Hongkong Land Holdings, Ltd.	9,100	37,593
Jardine Matheson Holdings, Ltd.	1,703	95,381
Jardine Strategic Holdings, Ltd.	1,762	43,846
		203,693
Canada — 1.4%
Canadian National Railway Co.	11,140	1,224,709
Element Fleet Management Corp.	82,002	861,958
Magna International, Inc.	17,520	1,240,416
National Bank of Canada	18,058	1,016,321
Sun Life Financial, Inc.	24,334	1,082,021
		5,425,425
Cayman Islands — 1.6%
Alibaba Group Holding, Ltd. ADR†	6,382	1,485,283
ASM Pacific Technology, Ltd.	2,400	31,681
Budweiser Brewing Co. APAC, Ltd.*	13,400	44,298
China Mengniu Dairy Co., Ltd.	145,000	877,696
CK Asset Holdings, Ltd.	20,360	104,724
CK Hutchison Holdings, Ltd.	20,860	145,670
ESR Cayman, Ltd.†*	13,200	47,441
Kingdee International Software Group Co., Ltd.	144,000	590,958
Melco Resorts & Entertainment, Ltd. ADR	1,676	31,090
Sands China, Ltd.	18,800	82,638
Sea, Ltd. ADR†	3,520	700,656

205

Tencent Holdings, Ltd.	24,800	1,812,067
WH Group, Ltd.*	74,500	62,469
Wharf Real Estate Investment Co., Ltd.	13,000	67,783
Wynn Macau, Ltd.†	12,000	20,176
Xinyi Glass Holdings, Ltd.	14,000	39,178
XP, Inc., Class A†	2,869	113,813
		6,257,621
China — 0.2%
PICC Property & Casualty Co., Ltd.	590,000	447,031
Ping An Insurance Group Co. of China, Ltd.	45,000	552,737
		999,768
Denmark — 1.8%
Ambu A/S, Class B	1,275	55,052
AP Moller - Maersk A/S, Series A	25	51,878
AP Moller - Maersk A/S, Series B	48	107,037
Ascendis Pharma A/S ADR†	1,565	261,011
Carlsberg A/S, Class B	804	128,896
Chr. Hansen Holding A/S†	823	84,677
Coloplast A/S, Class B	927	141,610
Danske Bank A/S†	5,380	89,219
Demant A/S†	845	33,357
DSV PANALPINA A/S	1,615	270,279
Genmab A/S†	510	206,285
GN Store Nord A/S	999	79,397
H. Lundbeck A/S	544	18,635
Novo Nordisk A/S, Class B	20,194	1,412,479
Novozymes A/S, Class B	1,624	93,203
Orsted A/S*	1,476	301,878
Pandora A/S	11,907	1,330,232
ROCKWOOL International A/S, Class B	63	23,591
Tryg A/S	1,178	37,155
Vestas Wind Systems A/S	10,344	2,448,153
		7,174,024
Finland — 0.9%
Elisa Oyj	1,110	60,594
Fortum Oyj	3,465	83,355
Kesko Oyj, Class B	2,131	54,754
Kone Oyj, Class B	2,651	215,128
Neste Oyj	3,300	238,390
Nokia Oyj†	44,104	168,203
Nordea Bank Abp†	25,274	206,378
Orion Oyj, Class B	826	37,863
Sampo Oyj, Class A	25,895	1,098,191
Stora Enso Oyj, Class R	55,964	1,068,832
UPM-Kymmene Oyj	4,163	154,883
Wartsila Oyj Abp	3,462	34,444
		3,421,015
France — 7.9%
Accor SA†	1,427	51,987
Aeroports de Paris†	232	30,116
Air Liquide SA	9,236	1,515,893
Alstom SA†	27,609	1,565,676
Amundi SA†*	10,952	894,285
Arkema SA	539	61,609
Atos SE†	772	70,594
AXA SA	82,760	1,985,484
BioMerieux	323	45,550
BNP Paribas SA†	28,205	1,487,651
Bollore SA	6,895	28,513
Bouygues SA	1,779	73,191
Bureau Veritas SA†	2,292	60,965
Capgemini SE	1,256	194,769
Carrefour SA	4,784	82,030
Cie de Saint-Gobain†	4,036	185,063
Cie Generale des Etablissements Michelin SCA	1,324	169,921
CNP Assurances†	1,339	21,584
Covivio	405	37,311
Credit Agricole SA†	9,001	113,659
Danone SA	4,821	316,865
Dassault Aviation SA†	20	21,940
Dassault Systemes SE	1,031	209,441
Edenred	1,924	109,166
Eiffage SA†	660	63,798
Electricite de France SA†	4,842	76,692
Engie SA†	93,028	1,424,374
EssilorLuxottica SA	6,791	1,059,098
Eurazeo SE†	307	20,830
Faurecia SE†	646	33,118
Gecina SA	358	55,282
Getlink SE†	3,432	59,490
Hermes International	247	265,613
Iliad SA	115	23,625
Ipsen SA	4,624	384,464
Kering SA	1,541	1,120,303
Klepierre SA	1,521	34,220
L'Oreal SA	5,609	2,131,176
La Francaise des Jeux SAEM*	670	30,636
Legrand SA	16,882	1,506,771
LVMH Moet Hennessy Louis Vuitton SE	2,166	1,353,383
Natixis SA†	7,386	25,422
Orange SA	15,563	185,225
Orpea SA†	403	53,110
Pernod Ricard SA	1,634	313,219
Peugeot SA†	32,707	895,097
Publicis Groupe SA	1,690	84,218
Remy Cointreau SA	176	32,712
Renault SA†	1,499	65,590
Safran SA†	8,227	1,166,757
Sanofi	28,062	2,711,366
Sartorius Stedim Biotech	216	76,987
Schneider Electric SE	19,186	2,775,168
SCOR SE†	1,237	39,970
SEB SA	177	32,242
Societe Generale SA†	6,324	131,743
Sodexo SA	690	58,407
Suez SA	2,696	53,440
Teleperformance	2,177	721,921
Thales SA	831	76,122
TOTAL SE	48,601	2,096,554
Ubisoft Entertainment SA†	714	68,799

206

Valeo SA	1,786	70,536
Veolia Environnement SA	4,204	102,853
Vinci SA	4,061	404,075
Vivendi SA	6,473	208,745
Wendel SE	209	25,027
Worldline SA†*	1,868	180,677
		31,632,118
Germany — 10.1%
adidas AG†	4,560	1,659,979
Allianz SE	10,724	2,623,863
BASF SE	17,024	1,344,299
Bayer AG	26,403	1,551,908
Bayerische Motoren Werke AG	24,497	2,162,254
Bayerische Motoren Werke AG (Preference Shares)	444	29,943
Bechtle AG	213	46,451
Beiersdorf AG	786	90,620
Brenntag AG	1,205	93,254
Carl Zeiss Meditec AG	314	41,782
Commerzbank AG†	7,815	50,289
Continental AG	858	127,138
Covestro AG*	11,149	687,701
Daimler AG	6,676	471,405
Delivery Hero SE†*	1,010	156,762
Deutsche Bank AG†	15,316	166,746
Deutsche Boerse AG	1,482	251,600
Deutsche Lufthansa AG†	2,331	30,808
Deutsche Post AG	7,716	381,847
Deutsche Telekom AG	26,000	475,141
Deutsche Wohnen SE	32,195	1,718,663
E.ON SE	17,513	193,956
Evonik Industries AG	1,636	53,300
Evotec SE†	11,108	411,015
Fresenius Medical Care AG & Co. KGaA	1,663	138,709
Fresenius SE & Co. KGaA	44,818	2,070,953
Fuchs Petrolub SE (Preference Shares)	542	30,767
GEA Group AG	28,872	1,033,091
Hannover Rueck SE	470	74,682
HeidelbergCement AG	1,161	86,846
HelloFresh SE†	1,153	89,102
Henkel AG & Co. KGaA	811	78,069
Henkel AG & Co. KGaA (Preference Shares)	1,390	156,631
HOCHTIEF AG	193	18,762
Infineon Technologies AG	59,842	2,296,536
KION Group AG	9,964	866,283
Knorr-Bremse AG	12,723	1,733,201
LANXESS AG	648	49,691
LEG Immobilien AG	557	86,357
Merck KGaA	7,588	1,300,686
MTU Aero Engines AG	414	107,868
Muenchener Rueckversicherungs-Gesellschaft AG	6,976	2,066,019
Nemetschek SE	451	33,286
Porsche Automobil Holding SE (Preference Shares)	1,194	82,302
Puma SE†	765	86,253
Rational AG	40	37,218
RWE AG	5,011	211,643
SAP SE	27,186	3,572,472
Sartorius AG (Preference Shares)	277	116,102
Scout24 AG*	839	68,732
Siemens AG	34,954	5,002,846
Siemens Energy AG†	3,118	114,433
Siemens Healthineers AG*	16,839	862,099
Stroeer SE & Co. KGaA	5,625	557,142
Symrise AG	1,004	132,792
TeamViewer AG†*	1,176	62,981
Telefonica Deutschland Holding AG	8,121	22,386
Uniper SE	1,570	54,171
United Internet AG	832	35,059
Volkswagen AG	253	52,589
Volkswagen AG (Preference Shares)	1,448	269,777
Vonovia SE	4,068	296,647
Zalando SE†*	11,459	1,276,755
		40,052,662
Hong Kong — 2.3%
AIA Group, Ltd.	398,400	4,907,359
Bank of East Asia, Ltd.	10,200	21,863
Beijing Enterprises Holdings, Ltd.	69,000	225,282
BOC Hong Kong Holdings, Ltd.	29,000	88,131
CLP Holdings, Ltd.	13,000	120,345
Galaxy Entertainment Group, Ltd.	17,000	132,228
Hang Lung Properties, Ltd.	16,000	42,347
Hang Seng Bank, Ltd.	6,000	103,676
Henderson Land Development Co., Ltd.	11,062	43,187
Hong Kong & China Gas Co., Ltd.	83,651	125,159
Hong Kong Exchanges & Clearing, Ltd.	27,863	1,532,475
Link REIT	16,100	146,694
MTR Corp., Ltd.	12,000	67,124
New World Development Co., Ltd.	12,000	55,910
PCCW, Ltd.	33,000	19,874
Power Assets Holdings, Ltd.	11,000	59,668
Sino Land Co., Ltd.	24,000	31,279
SJM Holdings, Ltd.	16,000	17,925
Sun Hung Kai Properties, Ltd.	10,000	129,103
Swire Pacific, Ltd., Class A	4,000	22,242
Swire Properties, Ltd.	9,200	26,810
Techtronic Industries Co., Ltd.	94,500	1,353,067
		9,271,748
India — 0.4%
HDFC Bank, Ltd. ADR†	12,633	912,861
Housing Development Finance Corp., Ltd.	17,160	603,008
		1,515,869
Indonesia — 0.2%
Bank Central Asia Tbk PT	317,800	765,720
Ireland — 0.7%
CRH PLC	6,123	258,833
DCC PLC	7,647	543,550

207

Flutter Entertainment PLC†	1,207	247,234
James Hardie Industries PLC CDI†	3,458	102,291
Kerry Group PLC, Class A	9,288	1,345,509
Kingspan Group PLC†	1,203	84,451
Smurfit Kappa Group PLC	1,912	88,926
		2,670,794
Isle of Man — 0.0%
Entain PLC†	4,552	70,659
Israel — 0.2%
Azrieli Group, Ltd.	331	21,066
Bank Hapoalim BM†	8,858	60,789
Bank Leumi Le-Israel BM	11,334	66,899
Check Point Software Technologies, Ltd.†	893	118,689
CyberArk Software, Ltd.†	302	48,800
Elbit Systems, Ltd.	207	27,272
ICL Group, Ltd.	5,494	28,041
Israel Discount Bank, Ltd., Class A	9,080	35,030
Mizrahi Tefahot Bank, Ltd.	1,094	25,356
NICE, Ltd.†	489	138,123
Teva Pharmaceutical Industries, Ltd. ADR†	8,555	82,556
Wix.com, Ltd.†	402	100,484
		753,105
Italy — 2.1%
Amplifon SpA†	971	40,237
Assicurazioni Generali SpA	8,606	149,782
Atlantia SpA†	3,865	69,389
DiaSorin SpA	196	40,807
Enel SpA	63,445	640,691
Eni SpA	19,844	205,411
FinecoBank Banca Fineco SpA†	59,270	967,264
Infrastrutture Wireless Italiane SpA*	2,622	31,784
Intesa Sanpaolo SpA†	866,811	2,022,302
Mediobanca Banca di Credito Finanziario SpA†	4,845	44,281
Moncler SpA†	15,851	969,545
Nexi SpA†*	3,428	68,097
Poste Italiane SpA*	4,075	41,373
Prysmian SpA	62,413	2,225,014
Recordati Industria Chimica e Farmaceutica SpA	816	45,101
Snam SpA	15,730	88,333
Telecom Italia SpA	65,227	30,039
Telecom Italia SpA (RSP)	674,371	348,954
Terna Rete Elettrica Nazionale SpA	10,975	83,736
UniCredit SpA†	16,579	153,419
		8,265,559
Japan — 21.7%
ABC-Mart, Inc.	300	16,693
Acom Co., Ltd.	3,100	13,265
Advantest Corp.	1,600	120,123
Aeon Co., Ltd.	5,100	167,410
Aeon Mall Co., Ltd.	800	13,250
AGC, Inc.	1,500	52,386
Air Water, Inc.	1,400	24,979
Aisin Seiki Co., Ltd.	1,300	39,069
Ajinomoto Co., Inc.	3,600	81,582
Alfresa Holdings Corp.	1,500	27,504
Amada Co., Ltd.	2,500	27,613
ANA Holdings, Inc.†	900	19,898
Asahi Group Holdings, Ltd.	3,500	144,264
Asahi Intecc Co., Ltd.	1,500	54,759
Asahi Kasei Corp.	81,800	841,365
Astellas Pharma, Inc.	127,600	1,972,629
Azbil Corp.	1,000	54,698
Bandai Namco Holdings, Inc.	1,600	138,481
Bank of Kyoto, Ltd.	400	20,942
Bridgestone Corp.	41,600	1,366,520
Brother Industries, Ltd.	1,700	35,094
Calbee, Inc.	700	21,084
Canon, Inc.	7,800	149,786
Capcom Co., Ltd.	700	45,511
Casio Computer Co., Ltd.	1,500	27,478
Central Japan Railway Co.	4,600	653,373
Chiba Bank, Ltd.	4,100	22,611
Chubu Electric Power Co., Inc.	5,000	60,203
Chugai Pharmaceutical Co., Ltd.	5,200	277,622
Chugoku Electric Power Co., Inc.	2,300	27,097
Coca-Cola Bottlers Japan Holdings, Inc.	938	14,655
Concordia Financial Group, Ltd.	8,000	28,375
Cosmos Pharmaceutical Corp.	156	25,202
CyberAgent, Inc.	12,751	879,741
Dai Nippon Printing Co., Ltd.	1,900	34,272
Dai-ichi Life Holdings, Inc.	8,400	127,595
Daifuku Co., Ltd.	748	92,584
Daiichi Sankyo Co., Ltd.	13,200	452,501
Daikin Industries, Ltd.	7,600	1,692,648
Daito Trust Construction Co., Ltd.	500	46,764
Daiwa House Industry Co., Ltd.	4,400	131,338
Daiwa House REIT Investment Corp.	15	37,102
Daiwa Securities Group, Inc.	11,300	51,538
Denso Corp.	12,400	738,286
Dentsu Group, Inc.	1,700	50,587
Disco Corp.	3,200	1,079,327
East Japan Railway Co.	2,400	160,655
Eisai Co., Ltd.	2,000	143,099
Electric Power Development Co., Ltd.	22,400	310,642
ENEOS Holdings, Inc.	23,950	86,103
FANUC Corp.	1,500	369,326
Fast Retailing Co., Ltd.	500	448,673
Fuji Electric Co., Ltd.	1,000	36,087
FUJIFILM Holdings Corp.	2,800	147,672
Fujitsu, Ltd.	1,500	217,145
Fukuoka Financial Group, Inc.	1,300	23,301
GLP J-REIT	30	47,305
GMO Payment Gateway, Inc.	300	40,077
Hakuhodo DY Holdings, Inc.	1,800	24,742
Hamamatsu Photonics KK	13,200	755,752
Hankyu Hanshin Holdings, Inc.	1,800	60,016
Harmonic Drive Systems, Inc.	300	26,839
Hikari Tsushin, Inc.	200	46,765
Hino Motors, Ltd.	2,200	18,844
Hirose Electric Co., Ltd.	225	34,112

208

Hisamitsu Pharmaceutical Co., Inc.	400	23,782
Hitachi Construction Machinery Co., Ltd.	800	22,812
Hitachi Metals, Ltd.	1,700	25,896
Hitachi, Ltd.	7,600	299,892
Honda Motor Co., Ltd.	24,000	670,278
Hoshizaki Corp.	400	36,756
Hoya Corp.	2,900	400,864
Hulic Co., Ltd.	2,400	26,393
Ibiden Co., Ltd.	800	37,183
Idemitsu Kosan Co., Ltd.	1,479	32,566
Iida Group Holdings Co., Ltd.	1,200	24,261
Inpex Corp.	8,000	43,232
Isuzu Motors, Ltd.	4,300	40,938
Ito En, Ltd.	419	26,513
ITOCHU Corp.	10,500	302,413
Itochu Techno-Solutions Corp.	800	28,482
Japan Airlines Co., Ltd.†	1,100	21,311
Japan Airport Terminal Co., Ltd.	400	24,295
Japan Exchange Group, Inc.	4,000	102,277
Japan Post Bank Co., Ltd.	3,200	26,435
Japan Post Holdings Co., Ltd.	12,300	95,825
Japan Post Insurance Co., Ltd.	1,800	36,897
Japan Real Estate Investment Corp.	10	57,750
Japan Retail Fund Investment Corp.	20	36,473
Japan Tobacco, Inc.	9,400	191,558
JFE Holdings, Inc.†	3,800	36,493
JSR Corp.	1,600	44,690
Kajima Corp.	3,500	46,969
Kakaku.com, Inc.	1,100	30,202
Kansai Electric Power Co., Inc.	5,500	52,299
Kansai Paint Co., Ltd.	1,400	43,137
Kao Corp.	3,800	293,797
KDDI Corp.	46,800	1,389,838
Keihan Holdings Co., Ltd.	800	38,394
Keikyu Corp.	1,700	29,238
Keio Corp.	800	62,113
Keisei Electric Railway Co., Ltd.	1,000	33,910
Keyence Corp.	4,400	2,476,242
Kikkoman Corp.	1,100	76,401
Kintetsu Group Holdings Co., Ltd.	1,300	57,050
Kirin Holdings Co., Ltd.	24,700	583,179
Kobayashi Pharmaceutical Co., Ltd.	399	48,777
Kobe Bussan Co., Ltd.	964	29,755
Koei Tecmo Holdings Co, Ltd.	400	24,453
Koito Manufacturing Co., Ltd.	800	54,411
Komatsu, Ltd.	6,800	186,338
Konami Holdings Corp.	700	39,400
Kose Corp.	240	41,017
Kubota Corp.	8,100	176,959
Kuraray Co., Ltd.	2,500	26,701
Kurita Water Industries, Ltd.	800	30,622
Kyocera Corp.	2,500	153,442
Kyowa Kirin Co., Ltd.	2,100	57,395
Kyushu Electric Power Co., Inc.	3,000	25,976
Kyushu Railway Co.	1,200	25,924
Lasertec Corp.†	590	69,404
Lawson, Inc.	400	18,640
Lion Corp.	1,800	43,615
LIXIL Corp.	2,100	45,611
M3, Inc.	3,400	321,597
Makita Corp.	1,700	85,337
Marubeni Corp.	12,900	85,981
Marui Group Co., Ltd.	1,500	26,391
Mazda Motor Corp.	4,400	29,597
McDonald's Holdings Co. Japan, Ltd.	500	24,214
Medipal Holdings Corp.	1,400	26,317
MEIJI Holdings Co., Ltd.	900	63,287
Mercari, Inc.†	700	31,112
Minebea Mitsumi, Inc.	2,800	55,706
MISUMI Group, Inc.	2,200	72,257
Mitsubishi Chemical Holdings Corp.	10,000	60,833
Mitsubishi Corp.	30,500	752,155
Mitsubishi Electric Corp.	94,600	1,432,084
Mitsubishi Estate Co., Ltd.	9,200	148,574
Mitsubishi Gas Chemical Co., Inc.	1,200	27,629
Mitsubishi Heavy Industries, Ltd.	2,500	76,620
Mitsubishi UFJ Financial Group, Inc.	557,000	2,466,746
Mitsubishi UFJ Lease & Finance Co., Ltd.	63,300	305,469
Mitsui & Co., Ltd.	12,700	232,998
Mitsui Chemicals, Inc.	1,400	41,129
Mitsui Fudosan Co., Ltd.	52,000	1,096,050
Miura Co., Ltd.	686	38,319
Mizuho Financial Group, Inc.	18,840	240,155
MonotaRO Co., Ltd.	1,000	50,846
MS&AD Insurance Group Holdings, Inc.	3,500	106,722
Murata Manufacturing Co., Ltd.	37,100	3,341,268
Nabtesco Corp.	35,700	1,567,152
Nagoya Railroad Co., Ltd.	1,500	39,609
NEC Corp.	2,000	107,085
Nexon Co., Ltd.	42,000	1,293,513
NGK Insulators, Ltd.	2,000	30,925
NGK Spark Plug Co., Ltd.	1,200	20,545
NH Foods, Ltd.	600	26,411
Nidec Corp.	3,500	440,982
Nihon M&A Center, Inc.	1,170	78,297
Nintendo Co., Ltd.	900	574,370
Nippon Building Fund, Inc.	12	69,502
Nippon Express Co., Ltd.	600	40,367
Nippon Paint Holdings Co., Ltd.	1,100	120,922
Nippon Prologis REIT, Inc.	16	49,948
Nippon Shinyaku Co., Ltd.	400	26,270
Nippon Steel Corp.†	6,300	81,710
Nippon Telegraph & Telephone Corp.	95,000	2,435,919
Nippon Yusen KK	1,200	27,996
Nissan Chemical Corp.	1,000	62,676
Nissan Motor Co., Ltd.†	18,100	98,469
Nisshin Seifun Group, Inc.	1,500	23,879
Nissin Foods Holdings Co., Ltd.	500	42,848
Nitori Holdings Co., Ltd.	600	125,788
Nitto Denko Corp.	1,200	107,752
Nomura Holdings, Inc.	24,500	129,696
Nomura Real Estate Holdings, Inc.	900	20,019
Nomura Real Estate Master Fund, Inc.	33	47,217
Nomura Research Institute, Ltd.	2,500	89,328
NSK, Ltd.	2,800	24,468

209

NTT Data Corp.	75,800	1,038,724
Obayashi Corp.	5,100	44,180
OBIC Co., Ltd.	500	100,558
Odakyu Electric Railway Co., Ltd.	2,300	72,298
Oji Holdings Corp.	6,700	38,165
Olympus Corp.	9,100	199,200
Omron Corp.	7,600	678,280
Ono Pharmaceutical Co., Ltd.	2,900	87,397
Oracle Corp. Japan	300	39,037
Oriental Land Co., Ltd.	1,600	264,461
ORIX Corp.	10,300	159,846
Orix JREIT, Inc.	20	33,067
Osaka Gas Co., Ltd.	2,900	59,406
Otsuka Corp.	800	42,154
Otsuka Holdings Co., Ltd.	20,500	878,942
Pan Pacific International Holdings Corp.	3,200	73,916
Panasonic Corp.	72,800	841,199
PeptiDream, Inc.†	700	35,576
Persol Holdings Co., Ltd.	1,401	25,324
Pigeon Corp.	900	37,199
Pola Orbis Holdings, Inc.	7,744	157,369
Rakuten, Inc.	6,700	64,349
Recruit Holdings Co., Ltd.	54,300	2,277,533
Renesas Electronics Corp.†	42,821	449,318
Resona Holdings, Inc.	16,200	57,045
Ricoh Co., Ltd.	5,200	34,141
Rinnai Corp.	300	34,851
Rohm Co., Ltd.	700	67,897
Ryohin Keikaku Co., Ltd.	1,900	38,816
Santen Pharmaceutical Co., Ltd.	62,800	1,020,155
SBI Holdings, Inc.	1,800	42,762
SCSK Corp.	408	23,355
Secom Co., Ltd.	1,600	147,725
Sega Sammy Holdings, Inc.	1,400	22,093
Seibu Holdings, Inc.	1,600	15,714
Seiko Epson Corp.	2,200	32,701
Sekisui Chemical Co., Ltd.	53,500	1,014,927
Sekisui House, Ltd.	4,800	97,793
Seven & i Holdings Co., Ltd.	33,300	1,182,536
SG Holdings Co., Ltd.	2,544	69,446
Sharp Corp.	1,700	25,806
Shimadzu Corp.	1,700	66,215
Shimamura Co., Ltd.	200	20,981
Shimano, Inc.	600	140,123
Shimizu Corp.	4,300	31,405
Shin-Etsu Chemical Co., Ltd.	2,800	490,178
Shinsei Bank, Ltd.	1,200	14,892
Shionogi & Co., Ltd.	2,100	114,789
Shiseido Co., Ltd.	3,100	215,037
Shizuoka Bank, Ltd.	3,300	24,309
SMC Corp.	2,900	1,771,096
SoftBank Corp.	22,400	280,821
SoftBank Group Corp.	21,400	1,675,954
Sohgo Security Services Co., Ltd.	600	31,141
Sompo Holdings, Inc.	2,600	106,058
Sony Corp.	46,400	4,665,227
Square Enix Holdings Co., Ltd.	700	42,478
Stanley Electric Co., Ltd.	17,700	571,181
Subaru Corp.	4,800	96,180
SUMCO Corp.	2,012	44,175
Sumitomo Chemical Co., Ltd.	11,600	46,733
Sumitomo Corp.	57,900	767,488
Sumitomo Dainippon Pharma Co., Ltd.	1,400	20,655
Sumitomo Electric Industries, Ltd.	5,900	78,267
Sumitomo Metal Mining Co., Ltd.	1,800	80,024
Sumitomo Mitsui Financial Group, Inc.	10,200	315,620
Sumitomo Mitsui Trust Holdings, Inc.	15,400	477,516
Sumitomo Realty & Development Co., Ltd.	2,400	74,156
Sumitomo Rubber Industries, Ltd.	17,700	152,532
Sundrug Co., Ltd.	596	23,785
Suntory Beverage & Food, Ltd.	1,100	38,933
Suzuken Co., Ltd.	500	18,086
Suzuki Motor Corp.	33,500	1,555,299
Sysmex Corp.	1,300	156,344
T&D Holdings, Inc.	4,200	49,706
Taiheiyo Cement Corp.	900	22,643
Taisei Corp.	1,500	51,909
Taisho Pharmaceutical Holdings Co., Ltd.	300	20,226
Taiyo Nippon Sanso Corp.	1,200	22,326
Takeda Pharmaceutical Co., Ltd.	55,600	2,015,592
Takeda Pharmaceutical Co., Ltd. ADR	16,537	300,973
TDK Corp.	1,000	150,829
TechnoPro Holdings, Inc.	7,900	655,742
Teijin, Ltd.	1,400	26,398
Terumo Corp.	25,100	1,049,799
THK Co., Ltd.	17,700	572,528
TIS, Inc.	1,752	35,931
Tobu Railway Co., Ltd.	1,500	44,867
Toho Co., Ltd.	900	37,960
Toho Gas Co., Ltd.	600	39,863
Tohoku Electric Power Co., Inc.	3,300	27,349
Tokio Marine Holdings, Inc.	52,200	2,704,120
Tokyo Century Corp.	300	23,830
Tokyo Electric Power Co. Holdings, Inc.†	11,300	29,823
Tokyo Electron, Ltd.	3,700	1,380,048
Tokyo Gas Co., Ltd.	2,900	67,415
Tokyu Corp.	3,900	48,520
Tokyu Fudosan Holdings Corp.	4,800	25,654
Toppan Printing Co., Ltd.	2,000	28,240
Toray Industries, Inc.	10,800	64,085
Toshiba Corp.	3,000	84,011
Tosoh Corp.	9,800	153,551
TOTO, Ltd.	1,100	66,197
Toyo Suisan Kaisha, Ltd.	700	34,059
Toyoda Gosei Co., Ltd.	500	14,535
Toyota Industries Corp.	1,100	87,433
Toyota Motor Corp.	58,700	4,501,055
Toyota Tsusho Corp.	1,700	68,782
Trend Micro, Inc.	1,000	57,571
Tsuruha Holdings, Inc.	287	40,918
Unicharm Corp.	3,100	147,086
United Urban Investment Corp.	23	28,462
USS Co., Ltd.	1,700	34,390

210

Welcia Holdings Co., Ltd.	8,900	335,763
West Japan Railway Co.	1,300	68,342
Yakult Honsha Co., Ltd.	1,000	50,410
Yamada Holdings Co., Ltd.	5,700	30,287
Yamaha Corp.	1,000	58,947
Yamaha Motor Co., Ltd.	2,200	44,986
Yamato Holdings Co., Ltd.	2,400	61,305
Yamazaki Baking Co., Ltd.	900	15,040
Yaskawa Electric Corp.	24,500	1,220,577
Yokogawa Electric Corp.	1,800	35,924
Z Holdings Corp.	115,000	697,491
ZOZO, Inc.	830	20,527
		86,354,453
Jersey — 0.5%
Amcor PLC CDI	41,023	487,313
Experian PLC	7,149	272,413
Ferguson PLC	1,754	213,306
Glencore PLC†	77,954	248,665
WPP PLC	84,126	914,032
		2,135,729
Luxembourg — 0.2%
ArcelorMittal SA†	5,592	128,328
Aroundtown SA	7,793	58,276
Eurofins Scientific SE†	1,034	86,759
Samsonite International SA†*	167,100	296,888
SES SA FDR	2,991	28,292
Tenaris SA	3,684	29,761
		628,304
Netherlands — 4.7%
Aalberts NV	26,391	1,169,698
ABN AMRO Bank NV CVA†*	3,300	32,372
Adyen NV†*	142	330,421
Aegon NV	13,958	55,742
Airbus SE†	4,587	503,879
Akzo Nobel NV	12,624	1,356,061
Altice Europe NV†	4,950	32,227
Argenx SE†	348	102,582
ASML Holding NV	12,831	6,200,734
CNH Industrial NV†	7,982	101,147
Davide Campari-Milano NV	4,531	51,827
EXOR NV	846	67,906
Ferrari NV	983	227,312
Fiat Chrysler Automobiles NV†	8,596	153,713
Heineken Holding NV	899	84,681
Heineken NV	2,022	225,493
ING Groep NV†	122,226	1,157,892
JDE Peet's NV†	585	26,371
Just Eat Takeaway.com NV†*	986	111,147
Koninklijke Ahold Delhaize NV	8,586	242,470
Koninklijke DSM NV	1,344	231,526
Koninklijke KPN NV	27,867	84,487
Koninklijke Philips NV†	74,878	4,007,198
Koninklijke Vopak NV	548	28,736
NN Group NV	2,248	98,345
NXP Semiconductors NV	7,922	1,259,677
Prosus NV	3,802	408,994
QIAGEN NV†	1,801	93,413
Randstad NV†	929	60,474
STMicroelectronics NV	4,972	184,214
Wolters Kluwer NV	2,130	179,778
		18,870,517
New Zealand — 0.4%
a2 Milk Co., Ltd.†	5,790	50,215
Auckland International Airport, Ltd.†	9,764	53,363
Fisher & Paykel Healthcare Corp., Ltd.	4,485	106,506
Mercury NZ, Ltd.	5,313	24,958
Meridian Energy, Ltd.	9,995	53,351
Ryman Healthcare, Ltd.	3,120	34,153
Spark New Zealand, Ltd.	14,330	48,451
Xero, Ltd.†	9,474	1,078,589
		1,449,586
Norway — 1.7%
Adevinta ASA†	1,870	31,397
DNB ASA†	152,351	2,999,613
Equinor ASA	152,859	2,536,332
Gjensidige Forsikring ASA	1,560	34,821
Mowi ASA	3,429	76,372
Norsk Hydro ASA	10,491	48,404
Orkla ASA	5,859	59,443
Schibsted ASA, Class A†	590	25,134
Schibsted ASA, Class B†	765	28,590
Storebrand ASA†	93,269	698,217
Telenor ASA	5,458	92,435
Yara International ASA	1,360	56,461
		6,687,219
Papua New Guinea — 0.0%
Oil Search, Ltd.	15,398	44,064
Portugal — 0.1%
Banco Espirito Santo SA†(1)	59,101	0
EDP - Energias de Portugal SA	21,664	136,515
Galp Energia SGPS SA	3,910	41,826
Jeronimo Martins SGPS SA	1,964	33,214
		211,555
Singapore — 1.0%
Ascendas Real Estate Investment Trust	26,000	58,546
CapitaLand Integrated Commercial Trust	35,292	57,597
CapitaLand, Ltd.	20,600	51,061
City Developments, Ltd.	3,500	21,120
DBS Group Holdings, Ltd.	36,700	694,176
Genting Singapore, Ltd.	47,200	30,308
Keppel Corp., Ltd.	11,400	46,344
Mapletree Commercial Trust	16,800	27,042
Mapletree Logistics Trust	22,511	34,247
Oversea-Chinese Banking Corp., Ltd.	128,100	973,908
Singapore Airlines, Ltd.†	10,500	33,939
Singapore Exchange, Ltd.	6,300	44,340
Singapore Technologies Engineering, Ltd.	12,200	35,224

211

Singapore Telecommunications, Ltd.	63,710	111,229
Suntec Real Estate Investment Trust	15,400	17,341
United Overseas Bank, Ltd.	49,500	845,060
UOL Group, Ltd.	3,600	21,049
Venture Corp., Ltd.	2,148	31,691
Wilmar International, Ltd.	221,200	778,880
		3,913,102
South Korea — 1.7%
KT Corp.	11,628	257,010
NAVER Corp.	2,200	594,047
Samsung Electronics Co., Ltd.	59,778	4,467,654
Samsung SDI Co., Ltd.	2,471	1,433,291
		6,752,002
Spain — 2.1%
ACS Actividades de Construccion y Servicios SA	2,086	69,257
Aena SME SA†*	527	92,023
Amadeus IT Group SA	11,438	828,085
Banco Bilbao Vizcaya Argentaria SA	398,312	1,952,561
Banco Santander SA†	140,910	437,508
CaixaBank SA	27,995	71,941
Cellnex Telecom SA*	2,468	148,164
Enagas SA	1,942	42,643
Endesa SA	2,478	67,945
Ferrovial SA	3,456	95,497
Grifols SA	2,327	67,933
Iberdrola SA	195,295	2,793,022
Industria de Diseno Textil SA	41,653	1,326,312
Naturgy Energy Group SA	2,303	53,744
Red Electrica Corp. SA	3,377	69,435
Repsol SA	11,418	115,106
Siemens Gamesa Renewable Energy SA	1,860	75,509
Telefonica SA (Madrid)	37,409	149,566
Telefonica SA†	2,079	8,239
		8,464,490
SupraNational — 0.0%
HK Electric Investments & HK Electric Investments, Ltd.	20,500	20,177
HKT Trust & HKT, Ltd.	30,000	38,944
Unibail-Rodamco-Westfield	1,080	85,262
		144,383
Sweden — 2.1%
Alfa Laval AB†	2,454	67,443
Assa Abloy AB, Class B	52,687	1,295,912
Atlas Copco AB, Class A	5,238	267,875
Atlas Copco AB, Class B	3,044	136,758
Boliden AB	2,134	75,518
Electrolux AB, Series B	1,759	40,886
Elekta AB, Series B	50,945	683,658
Epiroc AB, Class A	5,141	93,451
Epiroc AB, Class B	3,042	51,534
EQT AB	1,858	47,485
Essity AB, Class B	4,747	152,557
Evolution Gaming Group AB*	1,248	126,530
Fastighets AB Balder, Class B†	790	41,274
Hennes & Mauritz AB, Class B†	6,267	130,907
Hexagon AB, Class B	2,195	199,884
Husqvarna AB, Class B	3,261	42,186
ICA Gruppen AB	785	39,223
Industrivarden AB, Class A†	834	27,888
Industrivarden AB, Class C†	1,246	40,355
Investment AB Latour, Class B	1,155	28,128
Investor AB, Class B	3,553	259,679
Kinnevik AB Class B	1,887	95,249
L E Lundbergforetagen AB, Class B†	593	31,746
Lundin Energy AB	1,450	39,155
Nibe Industrier AB, Class B	2,433	79,893
Sandvik AB†	8,807	215,281
Securitas AB, Class B	2,443	39,394
Skandinaviska Enskilda Banken AB, Class A†	12,696	130,330
Skanska AB, Class B	2,654	67,587
SKF AB, Class B	2,970	76,951
Svenska Cellulosa AB SCA, Class B†	4,726	82,425
Svenska Handelsbanken AB, Class A†	134,567	1,350,202
Swedbank AB, Class A†	7,064	124,199
Swedish Match AB	1,265	98,267
Tele2 AB, Class B	3,896	51,497
Telefonaktiebolaget LM Ericsson, Class B	127,556	1,512,706
Telia Co AB	19,141	79,208
Volvo AB, Class B†	11,108	261,397
		8,184,618
Switzerland — 10.0%
ABB, Ltd.	52,969	1,481,614
Adecco Group AG	1,209	81,066
Alcon, Inc.†	24,120	1,610,242
Baloise Holding AG	362	64,652
Banque Cantonale Vaudoise	235	25,554
Barry Callebaut AG	270	641,343
Chocoladefabriken Lindt & Spruengli AG	1	99,931
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	143	1,393,729
Cie Financiere Richemont SA	19,848	1,793,511
Clariant AG	1,554	33,017
Coca-Cola HBC AG	1,562	50,803
Credit Suisse Group AG	19,094	245,637
EMS-Chemie Holding AG	64	61,739
Geberit AG	289	180,820
Givaudan SA	72	303,284
Julius Baer Group, Ltd.	1,746	101,136
Kuehne & Nagel International AG	421	95,437
LafargeHolcim, Ltd.	4,084	224,119
Logitech International SA	1,283	124,437
Lonza Group AG	1,711	1,098,916
Nestle SA	92,884	10,935,130
Novartis AG	71,235	6,728,203
Partners Group Holding AG	146	170,541
Roche Holding AG	20,776	7,248,910

212

Schindler Holding AG (Participation Certificate)	318	85,866
Schindler Holding AG	157	42,260
SGS SA	47	141,688
Sika AG	4,760	1,299,490
Sonova Holding AG†	427	109,928
Straumann Holding AG	688	801,264
Swatch Group AG (TRQX)	410	21,642
Swatch Group AG (XEGT)	226	61,596
Swiss Life Holding AG	237	110,324
Swiss Prime Site AG	593	58,299
Swiss Re AG	2,229	209,701
Swisscom AG	202	108,815
Temenos AG	520	72,558
UBS Group AG	28,598	399,984
Vifor Pharma AG	355	55,963
Zurich Insurance Group AG	3,665	1,553,377
		39,926,526
Taiwan — 1.2%
Largan Precision Co., Ltd.	3,000	339,879
Taiwan Semiconductor Manufacturing Co., Ltd.	146,000	2,742,096
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	16,117	1,757,398
		4,839,373
United Kingdom — 14.2%
3i Group PLC	7,591	121,277
Admiral Group PLC	1,491	59,273
Anglo American PLC	9,570	318,751
Antofagasta PLC	127,004	2,503,399
Ashtead Group PLC	19,107	899,151
ASOS PLC†	16,796	1,100,525
Associated British Foods PLC†	2,779	86,101
AstraZeneca PLC	10,237	1,022,768
Auto Trader Group PLC*	7,535	61,452
AVEVA Group PLC	896	39,116
Aviva PLC	134,006	601,041
BAE Systems PLC	25,092	167,821
Barclays PLC†	621,900	1,248,158
Barratt Developments PLC†	7,943	72,870
Berkeley Group Holdings PLC	981	63,678
BHP Group PLC	50,421	1,328,786
BP PLC	158,069	544,510
British American Tobacco PLC	17,896	665,641
British Land Co. PLC	6,867	45,955
BT Group PLC	69,623	126,022
Bunzl PLC	44,805	1,497,680
Burberry Group PLC†	63,704	1,560,398
Close Brothers Group PLC	11,933	225,645
Coca-Cola European Partners PLC	1,596	79,529
Compass Group PLC	48,517	905,347
Croda International PLC	12,245	1,106,287
Diageo PLC	91,690	3,623,690
Direct Line Insurance Group PLC	67,832	294,856
Evraz PLC	3,978	25,671
Fresnillo PLC	1,437	22,230
GlaxoSmithKline PLC	95,260	1,745,455
GlaxoSmithKline PLC ADR	22,415	824,872
Great Portland Estates PLC	56,615	517,626
Halma PLC	2,961	99,213
Hargreaves Lansdown PLC	2,590	54,071
Hikma Pharmaceuticals PLC	1,348	46,434
HSBC Holdings PLC†	158,876	828,970
Imperial Brands PLC	7,383	155,127
Informa PLC†	11,718	88,055
InterContinental Hotels Group PLC†	1,354	87,959
Intertek Group PLC	1,259	97,292
J Sainsbury PLC	13,875	42,804
JD Sports Fashion PLC†	3,416	40,245
Johnson Matthey PLC	24,399	810,027
Kingfisher PLC†	495,585	1,833,840
Land Securities Group PLC	5,495	50,683
Legal & General Group PLC	46,545	171,084
Lloyds Banking Group PLC†	1,833,761	924,367
London Stock Exchange Group PLC	2,467	304,095
M&G PLC	20,281	54,937
Meggitt PLC†	143,528	916,988
Melrose Industries PLC†	453,213	1,105,307
Mondi PLC	3,788	89,404
National Grid PLC	211,597	2,520,244
Natwest Group PLC†	37,833	87,499
Next PLC†	22,983	2,228,706
Ocado Group PLC†	27,151	850,762
Pearson PLC	5,872	54,391
Persimmon PLC	19,599	742,380
Phoenix Group Holdings PLC	4,287	41,098
Prudential PLC	88,132	1,626,761
Reckitt Benckiser Group PLC	17,597	1,573,800
RELX PLC	15,069	370,651
Rentokil Initial PLC†	14,465	100,874
Rio Tinto PLC	8,753	654,934
Rolls-Royce Holdings PLC†	65,273	99,378
Royal Dutch Shell PLC, Class A (London)	31,992	567,966
Royal Dutch Shell PLC, Class A (Euronext Amsterdam)	155,626	2,779,391
Royal Dutch Shell PLC, Class B	28,911	498,088
Royal Dutch Shell PLC, Class B ADR	12,872	432,628
RSA Insurance Group PLC	8,070	75,168
Sage Group PLC	8,510	67,784
Schroders PLC	970	44,305
Segro PLC	9,290	120,439
Severn Trent PLC	1,862	58,317
Smith & Nephew PLC	6,830	142,624
Smiths Group PLC	3,091	63,974
Spirax-Sarco Engineering PLC	575	88,870
SSE PLC	8,110	167,156
St James's Place PLC	4,188	64,975
Standard Chartered PLC†	62,267	399,277
Standard Life Aberdeen PLC	17,493	67,809
Taylor Wimpey PLC†	28,429	64,633
Tesco PLC	76,396	241,194
THG PLC†	15,046	160,660
Unilever PLC (London)	85,425	5,142,362
Unilever PLC (Euronext Amsterdam)	11,407	690,706
United Utilities Group PLC	5,319	65,422
Vodafone Group PLC	209,244	344,339
Vodafone Group PLC ADR	44,430	732,206

213

Whitbread PLC†	29,413	1,247,965
WM Morrison Supermarkets PLC	18,785	45,566
		56,631,785
United States — 1.0%
Autoliv, Inc. SDR	6,247	583,377
Booking Holdings, Inc.†	504	1,122,544
Broadcom, Inc.	2,735	1,197,520
International Flavors & Fragrances, Inc.	0	12
MercadoLibre, Inc.†	538	901,268
		3,804,721
Total Common Stocks (cost $303,356,117)		388,680,005
EXCHANGE-TRADED FUNDS — 0.2%
United States — 0.2%
iShares MSCI EAFE ETF (cost $620,176)	10,640	776,294
RIGHTS†— 0.0%
Spain — 0.0%
Repsol SA Expires 01/11/2021 (cost $4,007)	11,418	3,916
WARRANTS†— 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA Expires 11/29/2023 (cost $0)	8,154	2,118
Total Long-Term Investment Securities (cost $303,980,300)		389,462,333

SHORT-TERM INVESTMENT SECURITIES — 0.4%

Registered Investment Companies — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(2)	707,419	707,419
T. Rowe Price Government Reserve Fund 0.08%(2)	100	100
		707,519
U.S Government Treasuries — 0.2%
United States Treasury Bills
0.14% due 04/22/2021(3)	$500,000	499,880
0.16% due 05/20/2021(3)	250,000	249,923
0.17% due 05/20/2021(3)	230,000	229,930
		979,733

Total Short-Term Investment Securities (cost $1,686,990)		1,687,252
REPURCHASE AGREEMENTS — 0.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 12/31/2020, to be repurchased 01/04/2021 in the amount of $2,612,000 and collateralized by $2,667,300 of United States Treasury Notes, bearing interest at 0.13% due 12/15/2023 and having an approximate value of $2,664,320 (cost $2,612,000)	2,612,000	2,612,000
TOTAL INVESTMENTS (cost $308,279,290)	99.0%	393,761,585
Other assets less liabilities	1.0	3,910,858
NET ASSETS	100.0%	397,672,443

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2020, the aggregate value of these securities was $6,016,965 representing 1.5% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of December 31, 2020.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR	— American Depositary Receipt
CDI	— Chess Depositary Interest
CVA	— Certification Van Aandelen (Dutch Cert.)
ETF	— Exchange-Traded Funds
FDR	— Fiduciary Depositary Receipt
RSP	— Risparmio Shares-Savings Shares on the Italian Stock Exchange
SDR	— Swedish Depositary Receipt
TRQX	— Turquoise Stock Exchange
XEGT	— Equiduct Stock Exchange

214

Futures Contracts
Number						Unrealized
of			Expiration	Notional	Notional	Appreciation
Contracts	Type	Description	Month	Basis*	Value*	(Depreciation)
50	Long	MSCI EAFE Index	March 2021	$5,299,075	$5,327,000	$27,925

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

215

Industry Allocation*
Medical-Drugs	8.6%
Banks-Commercial	5.7
Food-Misc./Diversified	3.2
Insurance-Life/Health	2.9
Auto-Cars/Light Trucks	2.8
Diversified Banking Institutions	2.8
Oil Companies-Integrated	2.6
Cosmetics & Toiletries	2.5
Electronic Components-Semiconductors	2.3
Industrial Automated/Robotic	2.1
Semiconductor Equipment	2.0
Medical Products	1.8
Telephone-Integrated	1.8
Insurance-Multi-line	1.8
Retail-Apparel/Shoe	1.8
Diversified Manufacturing Operations	1.6
Semiconductor Components-Integrated Circuits	1.5
Chemicals-Diversified	1.5
Electronic Components-Misc.	1.5
Audio/Video Products	1.4
Enterprise Software/Service	1.4
Electric-Integrated	1.0
Beverages-Wine/Spirits	1.0
Auto/Truck Parts & Equipment-Original	0.9
Food-Retail	0.9
Miscellaneous Manufacturing	0.9
Apparel Manufacturers	0.9
Insurance-Property/Casualty	0.8
Retail-Jewelry	0.8
Machinery-Electrical	0.8
E-Commerce/Products	0.8
Electric-Generation	0.8
Chemicals-Specialty	0.7
Power Converter/Supply Equipment	0.7
Electric-Distribution	0.7
Internet Content-Information/News	0.7
Medical Instruments	0.7
Repurchase Agreements	0.7
Medical-Biomedical/Gene	0.7
Computer Services	0.7
Machinery-General Industrial	0.7
Transport-Rail	0.6
Aerospace/Defense-Equipment	0.6
Diversified Minerals	0.6
Energy-Alternate Sources	0.6
Metal-Copper	0.6
Human Resources	0.6
Insurance-Reinsurance	0.6
Real Estate Management/Services	0.6
Finance-Other Services	0.6
Retail-Building Products	0.6
E-Commerce/Services	0.6
Wire & Cable Products	0.6
Import/Export	0.6
Food-Confectionery	0.6
Metal-Diversified	0.6
Rubber-Tires	0.6
Entertainment Software	0.5
Building-Residential/Commercial	0.5
Dialysis Centers	0.5
Commercial Services	0.5
Building & Construction Products-Misc.	0.5
Soap & Cleaning Preparation	0.5
Cellular Telecom	0.5
Distribution/Wholesale	0.5
Brewery	0.5
Real Estate Investment Trusts	0.4
Building Products-Air & Heating	0.4
Investment Companies	0.4
Rental Auto/Equipment	0.4
Athletic Footwear	0.4
Medical Labs & Testing Services	0.4
Wireless Equipment	0.4
Electric Products-Misc.	0.4
Industrial Gases	0.4
Networking Products	0.4
Instruments-Controls	0.4
Machine Tools & Related Products	0.4
Tobacco	0.4
Real Estate Operations & Development	0.3
Paper & Related Products	0.3
Coatings/Paint	0.3
Hotels/Motels	0.3
Textile-Apparel	0.3
Web Portals/ISP	0.3
Electronic Security Devices	0.3
Food-Dairy Products	0.3
Optical Supplies	0.3
U.S. Government Treasuries	0.3
Commercial Services-Finance	0.3
Toys	0.3
Investment Management/Advisor Services	0.2
Transport-Services	0.2
Food-Catering	0.2
Machinery-Material Handling	0.2
Oil Refining & Marketing	0.2
Building-Heavy Construction	0.2
E-Marketing/Info	0.2
Non-Ferrous Metals	0.2
Food-Flour & Grain	0.2
Exchange-Traded Funds	0.2
Consulting Services	0.2
Advertising Services	0.2
Finance-Mortgage Loan/Banker	0.2
Building Products-Cement	0.2
Machinery-Construction & Mining	0.2
Finance-Leasing Companies	0.2
Office Automation & Equipment	0.2
Diversified Operations	0.2
Advertising Agencies	0.1
Registered Investment Companies	0.1
Gas-Distribution	0.1
Finance-Investment Banker/Broker	0.1
Metal-Aluminum	0.1
Containers-Paper/Plastic	0.1
Gambling (Non-Hotel)	0.1
Retail-Drug Store	0.1
Aerospace/Defense	0.1
Multimedia	0.1
Steel-Producers	0.1
Photo Equipment & Supplies	0.1
Oil Companies-Exploration & Production	0.1
Auto-Heavy Duty Trucks	0.1
Machinery-Farming	0.1
Telecom Services	0.1
Public Thoroughfares	0.1
Resorts/Theme Parks	0.1
Retail-Discount	0.1
Metal-Iron	0.1
Gold Mining	0.1
Security Services	0.1
Computer Aided Design	0.1
Publishing-Periodicals	0.1
Computer Data Security	0.1
Finance-Consumer Loans	0.1

216

Diagnostic Equipment	0.1
Bicycle Manufacturing	0.1
Telecommunication Equipment	0.1
Respiratory Products	0.1
99.0%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$-	$15,204,855	**	$0	$15,204,855
Portugal	-	211,555	**	0	211,555
Other countries	18,588,227	354,675,368	**	-	373,263,595
Exchange-Traded Funds	776,294	-		-	776,294
Rights	3,916	-		-	3,916
Warrants	2,118	-		-	2,118
Short-Term Investment Securities:
Registered Investment Companies	707,519	-		-	707,519
U.S. Government Treasuries	-	979,733		-	979,733
Repurchase Agreements	-	2,612,000		-	2,612,000
Total Investments at Value	$20,078,074	$373,683,511		$0	$393,761,585

Other Financial Instruments:†
Futures Contracts	$27,925	$-		$-	$27,925

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

217

SEASONS SERIES TRUST SA MULTI-MANAGED DIVERSIFIED FIXED INCOME PORTFOLIO

Portfolio of Investments — December 31, 2020 — (unaudited)

Security Description	Shares/ Principal Amount(7)	Value (Note 1)
ASSET BACKED SECURITIES — 11.9%
Diversified Financial Services — 11.9%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2 3.90% due 08/10/2035*(1)	$1,440,000	$1,610,438
AASET Trust Series 2020-1A, Class A 3.35% due 01/16/2040*	237,716	223,764
Adjustable Rate Mtg. Trust FRS Series 2005-10, Class 6A21 0.65% (1 ML+0.50%) due 01/25/2036(2)	91,303	88,061
Adjustable Rate Mtg. Trust FRS Series 2005-9, Class 5A1 0.69% (1 ML+0.54%) due 11/25/2035(2)	82,073	81,507
Affirm Asset Securitization Trust Series 2020-Z2, Class A 1.90% due 01/15/2025*	663,495	666,373
Affirm Asset Securitization Trust Series 2020-Z1, Class A 3.46% due 10/15/2024*	309,851	314,731
Alternative Loan Trust Series 2005-64CB, Class 3A1 5.50% due 12/25/2035(2)	129,400	114,051
American Home Mtg. Assets Trust FRS Series 2006-3, Class 2A11 1.55% (12 MTA+0.94%) due 10/25/2046(2)	46,008	37,463
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.58% due 09/18/2025	545,000	565,639
AmeriCredit Automobile Receivables Trust Series 2019-1, Class A3 2.97% due 11/20/2023	178,981	181,249
Angel Oak Mtg. Trust VRS Series 2019-4, Class A1 2.99% due 07/26/2049*(2)(3)	371,229	374,720
Angel Oak Mtg. Trust VRS Series 2020-R1, Class A1 0.99% due 04/25/2053*(2)(3)	975,000	975,195
Angel Oak Mtg. Trust VRS Series 2019-5, Class A1 2.59% due 10/25/2049*(2)(3)	472,681	478,516
Angel Oak Mtg. Trust VRS Series 2019-3, Class A1 2.93% due 05/25/2059*(2)(3)	808,491	820,065
Apex Credit CLO, Ltd. FRS Series 2017-1A, Class A1 1.68% (3 ML+1.47%) due 04/24/2029*(4)	1,057,767	1,056,483
Avery Point IV CLO, Ltd. FRS Series 2014-1A, Class AR 1.31% (3 ML+1.10%) due 04/25/2026*(4)	124,281	124,133
BA Credit Card Trust Series 2019-A1, Class A1 1.74% due 01/15/2025	100,000	102,460
BA Credit Card Trust Series 2018-A2, Class A2 3.00% due 09/15/2023	134,000	135,053
Babson CLO, Ltd. FRS Series 2014-IA, Class A1R 1.37% (3 ML+1.15%) due 07/20/2025*(4)	4,087	4,083
Banc of America Funding Trust FRS Series 2007-1, Class TA1A 0.21% (1 ML+0.06%) due 01/25/2037(2)	9,448	8,158
Banc of America Funding Trust FRS Series 2007-A, Class 2A5 0.38% (1 ML+0.23%) due 02/20/2047(2)	207,896	206,698
BANK VRS Series 2018-BN14, Class XA
0.52% due 09/15/2060(1)(3)(5)	9,525,547	286,393
BANK VRS Series 2019-BN24, Class XA
0.65% due 11/15/2062(1)(3)(5)	2,262,091	113,554
BANK VRS Series 2019-BN23, Class XA 0.70% due 12/15/2052(1)(3)(5)	6,821,478	366,404
BANK VRS Series 2017-BNK8, Class XA 0.74% due 11/15/2050(1)(3)(5)	8,546,201	358,488
BANK VRS Series 2019-BN20, Class XA 0.84% due 09/15/2062(1)(3)(5)	4,580,918	274,629
BANK VRS Series 2019-BN18, Class XA 0.90% due 05/15/2062(1)(3)(5)	2,908,835	181,716
BANK VRS Series 2020-BN28, Class XA 1.79% due 03/15/2063(1)(3)(5)	4,846,389	678,521
BANK Series 2017-BNK8, Class A4 3.49% due 11/15/2050(1)	470,000	536,315
BANK Series 2019-BN16, Class A2 3.93% due 02/15/2052(1)	239,000	256,951
Barclays Commercial Mtg. Securities Trust Series 2017-C1, Class A4 3.67% due 02/15/2050(1)	1,325,000	1,514,483
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(3)	889,582	920,875
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(3)	652,879	660,844
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(3)	520,429	538,100
Bayview Opportunity Master Fund Trust VRS Series 2017-RT6, Class A 3.50% due 10/28/2057*(3)	812,287	835,308

218

Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(3)	774,791	805,939
BCAP LLC Trust FRS Series 2006-AA2, Class A1 0.32% (1 ML+0.17%) due 01/25/2037(2)	13,349	13,418
Bear Stearns ALT-A Trust FRS Series 2006-1, Class 11A1 0.63% (1 ML+0.48%) due 02/25/2036(2)	37,532	36,928
Bear Stearns ALT-A Trust FRS Series 2005-10, Class 11A1 0.65% (1 ML+0.50%) due 01/25/2036(2)	99,149	123,547
Bear Stearns Mtg. Funding Trust FRS Series 2006-AR3, Class 1A1 0.33% (1 ML+0.18%) due 10/25/2036(2)	49,500	42,997
Bear Stearns Mtg. Funding Trust FRS Series 2007-AR1, Class 2A3 0.35% (1 ML+0.20%) due 02/25/2037(2)	134,405	124,903
Bellemeade Re, Ltd. FRS Series 2019-3A, Class M1A 1.25% (1 ML + 1.10%) due 07/25/2029*(2)	90,836	90,836
Bellemeade Re, Ltd. FRS Series 2019-1A, Class M1A 1.45% (1 ML+ 1.30%) due 03/25/2029*(2)	49,038	49,033
Bellemeade Re, Ltd. FRS Series 2019-4A, Class M1A 1.55% (1 ML + 1.40%) due 10/25/2029*(2)	428,993	428,471
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.51% due 07/15/2051(1)(3)(5)	4,488,797	126,666
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.52% due 01/15/2051(1)(3)(5)	2,622,097	76,582
Benchmark Mtg. Trust VRS Series 2018-B8, Class XA 0.66% due 01/15/2052(1)(3)(5)	9,224,930	390,830
Benchmark Mtg. Trust VRS Series 2019-B12, Class XA 1.07% due 08/15/2052(1)(3)(5)	2,032,363	131,005
Benchmark Mtg. Trust VRS Series 2019-B10, Class XA 1.23% due 03/15/2062(1)(3)(5)	5,796,225	454,202
Benchmark Mtg. Trust VRS Series 2020-B22, Class XA 1.52% due 01/15/2054(1)(3)(5)	2,172,000	273,877
Benchmark Mtg. Trust VRS Series 2020-B18, Class XA 1.79% due 07/15/2053(1)(3)(5)	1,259,559	151,438
Benchmark Mtg. Trust Series 2019-B11, Class A2 3.41% due 05/15/2052(1)	1,165,000	1,249,020
Benchmark Mtg. Trust Series 2018-B1, Class A2 3.57% due 01/15/2051(1)	432,000	449,514
Benchmark Mtg. Trust Series 2019-B9, Class AAB 3.93% due 03/15/2052(1)	300,000	347,344
Benchmark Mtg. Trust VRS Series 2018-B4, Class A5 4.12% due 07/15/2051(1)(3)	1,000,000	1,182,254
Benefit Street Partners CLO X, Ltd. FRS Series 2016-10A, Class A1R 1.38% (3 ML + 1.14%) due 01/15/2029*(4)	680,000	678,411
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.88% due 07/25/2049*(2)(6)	1,159,207	1,193,987
BX Commercial Mtg. Trust FRS Series 2019-XL, Class A 1.08% (1 ML+0.92%) due 10/15/2036*(1)	1,167,636	1,169,813
BX Commercial Mtg. Trust FRS Series 2019-IMC, Class A 1.16% (1 ML+1.00%)
due 04/15/2034*(1)	200,000	194,984
CAMB Commercial Mtg. Trust FRS Series 2019-LIFE, Class F 2.71% (1 ML + 2.55%) due 12/15/2037*(1)	675,000	653,802
Capital One Prime Auto Receivables Trust Series 2019-2, Class A3 1.92% due 05/15/2024	100,000	101,798
CarMax Auto Owner Trust Series 2019-3, Class A3 2.18% due 08/15/2024	160,000	163,982
CarMax Auto Owner Trust Series 2019-2, Class A3 2.68% due 03/15/2024	95,000	97,218
CarMax Auto Owner Trust Series 2018-4, Class A3 3.36% due 09/15/2023	213,963	218,472
CD Mtg. Trust VRS Series 2016-CD2, Class A4 3.53% due 11/10/2049(1)(3)	1,300,000	1,471,904
CF Hippolyta LLC Series 2020-1, Class A2 1.99% due 07/15/2060*	243,295	246,402
Chase Mtg. Finance Corp. VRS Series 2016-SH2, Class M2 3.75% due 12/25/2045*(2)(3)	130,921	136,294
Chase Mtg. Finance Trust VRS Series 2005-A1, Class 2A2 3.07% due 12/25/2035(2)(3)	86,879	84,998

219

Chase Mtg. Finance Trust Series 2005-S3, Class A10 5.50% due 11/25/2035(2)	160,480	152,712
CHL Mtg. Pass Through Trust VRS Series 2007-HY4, Class 1A1 3.00% due 09/25/2047(2)(3)	107,261	100,286
CIFC Funding, Ltd. FRS Series 2012-2RA, Class A1 1.02% (3 ML+0.80%) due 01/20/2028*(4)	1,464,756	1,452,354
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(2)(3)	738,274	753,389
Cirrus Funding, Ltd. Series 2018-1A, Class A 4.80% due 01/25/2037*(4)	975,000	978,656
Citibank Credit Card Issuance Trust Series 2018-A1, Class A1 2.49% due 01/20/2023	100,000	100,123
Citigroup Commercial Mtg. Trust VRS Series 2014-GC23, Class XA 0.94% due 07/10/2047(1)(3)(5)	3,394,736	98,246
Citigroup Commercial Mtg. Trust VRS Series 2015-GC29, Class XA 1.04% due 04/10/2048(1)(3)(5)	2,898,402	110,735
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(1)	1,029,000	1,156,847
Citigroup Commercial Mtg. Trust Series 2015-GC35, Class A4 3.82% due 11/10/2048(1)	1,235,000	1,397,320
Citigroup Mtg. Loan Trust, Inc. VRS Series 2019-IMC1, Class A1 2.72% due 07/25/2049*(2)(3)	266,292	271,070
Citigroup Mtg. Loan Trust, Inc. Series 2019-E, Class A1 3.23% due 11/25/2070*(6)	385,643	387,511
Citigroup Mtg. Loan Trust, Inc. VRS Series 2018-RP3, Class A1 3.25% due 03/25/2061*(2)(3)	941,743	996,961
COLT Mtg. Loan Trust VRS Series 2019-2, Class A1 3.34% due 05/25/2049*(2)(3)	314,704	316,585
Columbia Cent, Ltd. FRS Series 2018-27A, Class A1 1.36% (3 ML+1.15%) due 10/25/2028*(4)	720,000	718,495
Commercial Mtg. Trust FRS Series 2019-WCM, Class A 1.06% (1 ML+0.90%) due 10/15/2034*(1)	1,040,000	1,036,018
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(1)	845,000	904,145
Countrywide Alternative Loan Trust FRS Series 2005-72, Class A1 0.69% (1 ML+0.54%) due 01/25/2036(2)	95,755	92,779
Countrywide Alternative Loan Trust FRS Series 2005-56, Class 5A1 0.79% (1 ML+0.64%) due 11/25/2035(2)	34,811	30,193
Countrywide Alternative Loan Trust FRS Series 2005-64CB, Class 1A12 0.95% (1 ML+0.80%) due 12/25/2035(2)	69,821	56,503
Countrywide Alternative Loan Trust Series 2006-9T1, Class A1 5.75% due 05/25/2036(2)	116,880	77,750
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-2, Class 2A3 0.83% (1 ML+0.68%) due 03/25/2035(2)	38,313	34,851
Countrywide Home Loan Mtg. Pass Through Trust VRS Series 2005-HYB7, Class 6A1 2.68% due 11/20/2035(2)(3)	22,842	19,716
Countrywide Home Loan Mtg. Pass Through Trust VRS Series 2005-HYB3, Class 2A2A 3.40% due 06/20/2035(2)(3)	46,802	47,938
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA
0.75% due 06/15/2057(1)(3)(5)	9,232,360	246,004
CSAIL Commercial Mtg. Trust VRS Series 2016-C6, Class XA
1.92% due 01/15/2049(1)(3)(5)	1,976,724	147,921
CSAIL Commercial Mtg. Trust Series 2019-C17, Class A2 3.00% due 09/15/2052(1)	225,000	238,918
CSAIL Commercial Mtg. Trust Series 2015-C3, Class A3 3.45% due 08/15/2048(1)	740,022	798,987
CSAIL Commercial Mtg. Trust Series 2015-C1, Class A4 3.51% due 04/15/2050(1)	1,448,000	1,583,458
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(2)(3)	499,378	519,443
CSMC Trust VRS Series 2016-NXSR, Class A4 3.79% due 12/15/2049(1)(3)	1,536,000	1,728,900
DBJPM Mtg. Trust VRS Series 2020-C9, Class XA 1.71% due 09/15/2053(1)(3)(5)	958,563	104,839
DBJPM Mtg. Trust Series 2016-C3, Class A5 2.89% due 08/10/2049(1)	1,625,000	1,774,589

220

Deephaven Residential Mtg. Trust VRS Series 2019-3A, Class A1 2.96% due 07/25/2059*(2)(3)	847,555	856,260
Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-RMP1, Class A2 0.30% (1 ML+0.15%) due 12/25/2036(2)	136,198	129,392
Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-AR2, Class A1 0.30% (1 ML+0.15%) due 03/25/2037(2)	12,043	11,650
Domino’s Pizza Master Issuer LLC Series 2019-1A, Class A2 3.67% due 10/25/2049*	336,600	357,540
Domino’s Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	742,900	780,104
Drive Auto Receivables Trust Series 2019-4, Class D 2.70% due 02/16/2027	470,000	484,800
Dryden 57 CLO, Ltd. FRS Series 2018-57A, Class A 1.23% (3 ML + 1.01%) due 05/15/2031*(4)	1,160,000	1,152,506
DSLA Mtg. Loan Trust FRS Series 2006-AR1, Class 1A1A 1.53% (12 MTA+0.92%) due 03/19/2046(2)	231,096	204,267
Eagle RE, Ltd. FRS Series 2018-1, Class M1 1.85% (1 ML+1.70%) due 11/25/2028*(2)	232,975	232,772
Exeter Automobile Receivables Trust Series 2019-4A, Class D 2.58% due 09/15/2025*	1,065,000	1,095,275
Exeter Automobile Receivables Trust Series 2020-1A, Class D 2.73% due 12/15/2025*	320,000	331,945
First Franklin Mtg. Loan Trust FRS Series 2006-FF12, Class A5 0.46% (1 ML+0.31%) due 09/25/2036	495,000	425,624
GM Financial Consumer Automobile Receivables Trust Series 2017-3A, Class 4A 2.13% due 03/16/2023*	100,000	100,810
GM Financial Consumer Automobile Receivables Trust Series 2019-3, Class A3 2.18% due 04/16/2024	125,000	127,022
GMACM Mtg. Loan Trust VRS Series 2005-AR5, Class 4A1 2.96% due 09/19/2035(2)(3)	19,092	17,817
GMACM Mtg. Loan Trust VRS Series 2006-AR1, Class 1A1 3.59% due 04/19/2036(2)(3)	159,750	139,279
GreenPoint Mtg. Funding Trust FRS Series 2007-AR1, Class 3A2 0.31% (1 ML+0.16%) due 02/25/2037(2)	13,697	16,805
GreenPoint Mtg. Funding Trust FRS Series 2005-AR4, Class 3A1 2.01% (12 MTA+1.40%) due 10/25/2045(2)	138,595	114,748
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(1)	1,285,000	1,283,543
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(1)	155,000	178,744
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(1)	1,225,000	1,236,801
GS Mtg. Securities Trust VRS Series 2020-GC45, Class XA 0.67% due 02/13/2053(1)(3)(5)	5,049,530	250,820
GS Mtg. Securities Trust Series 2016-GS2, Class A4 3.05% due 05/10/2049(1)	1,199,000	1,301,843
GS Mtg. Securities Trust Series 2017-GS7, ClassA4 3.43% due 08/10/2050(1)	1,255,000	1,429,175
GS Mtg. Securities Trust Series 2015-GS1, Class A3
3.73% due 11/10/2048(1)	1,307,000	1,457,998
GSAA Home Equity Trust Series 2005-7, Class AF4 5.06% due 05/25/2035(6)	279,432	279,095
GSAA Home Equity Trust FRS Series 2007-1, Class 1A1 0.23% (1 ML+0.08%) due 02/25/2037	337,111	141,084
GSAA Home Equity Trust FRS Series 2006-20, Class 2A1A 0.25% (1 ML+0.10%) due 12/25/2046	29,874	18,840
GSAA Home Equity Trust FRS Series 2006-20, Class 1A1 0.29% (1 ML+0.14%) due 12/25/2046	64,838	27,316
GSAA Home Equity Trust FRS Series 2006-19, Class A1 0.33% (1 ML+0.18%) due 12/25/2036	12,269	4,904
GSAA Home Equity Trust FRS Series 2007-5, Class 2A3A 0.47% (1 ML+0.32%) due 04/25/2047	127,716	76,470

221

GSAA Home Equity Trust FRS Series 2006-3, Class A3 0.75% (1 ML+0.60%) due 03/25/2036	15,082	10,264
GSAA Home Equity Trust Series 2006-15, Class AF6 5.88% due 09/25/2036(6)	92,025	38,447
GSAA Home Equity Trust VRS Series 2006-10, Class AF3 5.98% due 06/25/2036(3)	299,414	120,710
GSR Mtg. Loan Trust FRS Series 2007-1F, Class 4A1 0.45% (1 ML+0.30%) due 01/25/2037(2)	365,081	101,153
GSR Mtg. Loan Trust VRS Series 2005-AR5, Class 2A3 3.00% due 10/25/2035(2)(3)	59,116	43,558
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A1 3.05% due 01/25/2036(2)(3)	5,380	5,411
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A4 3.05% due 01/25/2036(2)(3)	69,626	69,538
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A2A 0.34% (1 ML+0.19%) due 01/19/2038(2)	8,536	7,958
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A13 0.39% (1 ML+0.24%) due 12/19/2036(2)	187,669	178,649
Home Re, Ltd. FRS Series 2018-1, Class M1 1.75% (1 ML + 1.60%) due 10/25/2028*(2)	210,114	209,723
Homeward Opportunities Fund I Trust VRS Series 2019-2, Class A1 2.70% due 09/25/2059*(2)(3)	324,710	328,285
Honda Auto Receivables Owner Trust Series 2020-3, Class A4 0.46% due 04/19/2027	60,000	60,200
Honda Auto Receivables Owner Trust Series 2020-2, Class A4 1.09% due 10/15/2026	100,000	102,027
Honda Auto Receivables Owner Trust Series 2019-1, Class A3 2.83% due 03/20/2023	44,378	45,133
HSI Asset Securitization Corp. Trust FRS Series 2006-OPT3, Class 3A4 0.42% (1 ML+0.27%) due 02/25/2036	200,000	194,517
ILPT Trust Series 2019-SURF, Class A 4.15% due 02/11/2041*(1)	475,000	556,253
IndyMac Index Mtg. Loan Trust FRS Series 2005-AR14, Class 1A1A 0.71% (1 ML+0.56%) due 07/25/2035(2)	4,126	3,413
IndyMac Index Mtg. Loan Trust VRS Series 2006-AR3, Class 1A1 3.03% due 12/25/2036(2)(3)	158,165	148,284
IndyMac Index Mtg. Loan Trust VRS Series 2007-AR9, Class 2A1 3.50% due 04/25/2037(2)(3)	130,880	92,777
Jackson Park Trust Series 2019-LIC, Class A 2.77% due 10/14/2039*(1)	400,000	421,106
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-HSBC, Class A 3.09% due 07/05/2032*(1)	917,190	943,084
JP Morgan Mtg. Trust VRS Series 2017-6, Class A6 3.00% due 12/25/2048*(2)(3)	147,248	148,072
JP Morgan Mtg. Trust VRS Series 2006-A3, Class 3A2 3.51% due 05/25/2036(2)(3)	63,945	57,123
JPMBB Commercial Mtg. Securities Trust Series 2014-C21, Class A5 3.77% due 08/15/2047(1)	290,000	318,180
JPMCC Commercial Mtg. Securities Trust Series 2020-NNN, Class AFX
2.81% due 01/16/2037*(1)	305,000	317,094
JPMCC Commercial Mtg. Securities Trust
Series 2017-JP5, Class A5
3.72% due 03/15/2050(1)	1,355,000	1,547,833
JPMDB Commercial Mtg. Securities Trust Series 2016-C4, Class A3 3.14% due 12/15/2049(1)	1,110,000	1,234,806
KKR CLO, Ltd. FRS Series 22A, Class A 1.37% (3 ML+1.15%) due 07/20/2031*(4)	1,440,000	1,431,549
Legacy Mtg. Asset Trust Series 2019-GS6, Class A1 3.00% due 06/25/2059*(2)(6)	771,031	774,520
Legacy Mtg. Asset Trust Series 2019-GS7, Class A1 3.25% due 11/25/2059*(2)(6)	989,965	991,599
Legacy Mtg. Asset Trust Series 2018-GS1, Class A1 4.00% due 03/25/2058*(6)	1,457,020	1,461,986
Lehman XS Trust FRS Series 2006-16N, Class A4A 0.34% (1 ML+0.19%) due 11/25/2046(2)	268,352	244,831

222

LSTAR Securities Investment Trust FRS Series 2019-4, Class A1 1.64% (1 ML + 1.50%) due 05/01/2024*(2)	893,929	881,557
LSTAR Securities Investment Trust FRS Series 2019-2A, Class A1 1.64% (1 ML+1.50%) due 04/01/2024*(2)	124,009	127,791
LSTAR Securities Investment, Ltd. FRS Series 2019-1, Class A1 1.84% (1 ML+1.70%) due 03/01/2024*(2)	334,229	330,334
Madison Park Funding XII, Ltd. FRS Series 2014-12A, Class AR 1.48% (3 ML+1.26%) due 07/20/2026*(4)	108,213	108,089
MASTR Adjustable Rate Mtg. Trust VRS Series 2004-13, Class 3A7 3.18% due 11/21/2034(2)(3)	42,431	43,359
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A4, Class 1A 2.75% due 07/25/2035(2)(3)	115,265	77,548
MetLife Securitization Trust VRS Series 2017-1A, Class A 3.00% due 04/25/2055*(3)	295,062	310,744
MFA Trust VRS Series 2020-NQM3, Class A1 1.01% due 01/26/2065*(2)(3)	201,641	201,939
MFA Trust VRS Series 2017-RPL1, Class A1 2.59% due 02/25/2057*(2)(3)	170,944	172,938
Mill City Mtg. Loan Trust VRS Series 2019-GS1, Class A1 2.75% due 07/25/2059*(2)(3)	1,407,468	1,462,741
Mill City Mtg. Loan Trust VRS Series 2018-3, Class A1 3.48% due 08/25/2058*(3)	804,779	848,952
Morgan Stanley ABS Capital I, Inc. Trust FRS Series 2006-NC4, Class A2C 0.45% (1 ML+0.30%) due 06/25/2036	4,814	4,236
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.00% due 12/15/2047(1)(3)(5)	1,839,212	55,355
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20, Class A4 3.25% due 02/15/2048(1)	791,000	858,331
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(1)	52,000	51,933
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.42% due 06/15/2050(1)(3)(5)	1,722,531	104,078
Morgan Stanley Capital I Trust Series 2016-BNK2, Class A4 3.05% due 11/15/2049(1)	1,475,000	1,626,107
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(1)	755,000	762,519
Morgan Stanley Mtg. Loan Trust FRS Series 2006-16AX, Class 2A2 0.32% (1 ML+0.17%) due 11/25/2036	234,215	92,709
Mtg. Insurance-Linked Notes FRS Series 2019-1, Class M1 2.05% (1 ML+1.90%) due 11/26/2029*(2)	777,000	775,146
MTRO Commercial Mtg. Trust FRS Series 2019-TECH, Class A 1.06% (1 ML+0.90%) due 12/15/2033*(1)	300,000	298,972
MTRO Commercial Mtg. Trust FRS Series 2019-TECH, Class D 1.96% (1 ML+1.80%) due 12/15/2033*(1)	575,000	546,242
Natixis Commercial Mtg. Securities Trust Series 2019-1776, Class C 2.91% due 10/15/2036*(1)	375,000	375,984
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 0.90% (1 ML + 0.75%)
due 01/25/2048*(2)	844,554	845,333
New Residential Mtg. Loan Trust FRS
Series 2017-5A, Class A1
1.65% (1 ML+1.50%)
due 06/25/2057*(2)	747,201	756,062
New Residential Mtg. Loan Trust VRS Series 2019-NQM4, Class A1 2.49% due 09/25/2059*(2)(3)	357,201	363,831
New Residential Mtg. Loan Trust Series 2020-NPL2, Class A1 3.23% due 08/25/2060*(6)	139,990	141,008
New Residential Mtg. Loan Trust VRS Series 2019-5A, Class A1B 3.50% due 08/25/2059*(2)(3)	649,871	678,163
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(2)(3)	686,895	728,482
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(2)(3)	636,494	678,200
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(2)(3)	1,168,044	1,262,361
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(2)(3)	1,221,803	1,321,192

223

New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(2)(3)	993,742	1,056,783
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(2)(3)	754,903	819,259
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(2)(3)	1,016,022	1,097,447
New Residential Mtg. Loan Trust VRS Series 2018-5A, Class A1 4.75% due 12/25/2057*(2)(3)	699,750	747,715
Nomura Asset Acceptance Corp. Alternative Loan Trust VRS Series 2006-AF1, Class 3A1 3.77% due 06/25/2036(2)(3)	101,675	87,909
NRZ Excess Spread-Collateralized Notes Series 2020-PLS1, Class A 3.84% due 12/25/2025*	190,000	190,070
OBX Trust VRS Series 2018-EXP2, Class 1A1 4.00% due 07/25/2058*(2)(3)	613,717	622,901
OCP CLO, Ltd. FRS Series 2015-8A, Class A1R 1.07% (3 ML+0.85%) due 04/17/2027*(4)	237,172	236,544
One Bryant Park Trust Series 2019-OBP, Class A 2.52% due 09/15/2054*(1)	320,000	342,115
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	358,786	359,256
OZLM XII, Ltd. FRS Series 2015-12A, Class A1R 1.26% (3 ML+1.05%) due 04/30/2027*(4)	1,778,604	1,774,410
OZLM, Ltd. FRS Series 2014-7RA, Class A1R 1.23% (3 ML+1.01%) due 07/17/2029*(4)	323,480	321,338
PMT Credit Risk Transfer Trust FRS Series 2019-1R, Class A 2.15% (1 ML+2.00%) due 03/27/2024*(2)	452,008	416,209
Preston Ridge Partners Mtg. Series 2020-6, Class A1 2.36% due 11/25/2025*(2)(6)	234,257	234,430
Preston Ridge Partners Mtg. VRS Series 2019-GS1, Class A1 3.50% due 10/25/2024*(2)(3)	339,928	344,053
Preston Ridge Partners Mtg. Series 2020-3, Class A1 2.86% due 09/25/2025*(2)(6)	818,972	825,641
Preston Ridge Partners Mtg. Series 2019-3A, Class A1 3.35% due 07/25/2024*(6)	326,735	327,419
Pretium Mtg. Credit Partners I Series 2019-CFL1, Class A1 3.72% due 01/25/2059*(6)	604,299	604,021
RALI Series Trust FRS Series 2006-QA3, Class A2 0.75% (1 ML+0.60%) due 04/25/2036(2)	343,939	324,799
RALI Series Trust Series 2005-QS17, Class A9 6.00% due 12/25/2035(2)	57,208	56,845
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(6)	338,398	145,467
Renaissance Home Equity Loan Trust Series 2006-3, Class AF5 6.12% due 11/25/2036(6)	153,331	86,700
RFMSI Series Trust VRS Series 2007-SA2, Class 2A1 4.11% due 04/25/2037(2)(3)	15,506	14,020
Santander Drive Auto Receivables Trust Series 2020-4, Class D 1.48% due 01/15/2027	135,000	136,313
Sapphire Aviation Finance II, Ltd. Series 2020-1A, Class A 3.23% due 03/15/2040*	225,464	218,274
Securitized Asset Backed Receivables LLC Trust FRS Series 2006-HE1, Class A2B 0.33% (1 ML+0.18%)
due 07/25/2036	164,406	78,688
Seneca Park CLO, Ltd. FRS Series 2014-1A, Class AR 1.34% (3 ML+1.12%) due 07/17/2026*(4)	14,205	14,188
SG Commercial Mtg. Securities Trust Series 2020-COVE, Class A 2.63% due 03/15/2037*(1)	1,225,000	1,263,008
Shellpoint Co-Originator Trust VRS Series 2017-2, Class A1 3.50% due 10/25/2047*(2)(3)	128,963	131,447
Sofi Consumer Loan Program LLC Series 2017-3, Class A 2.77% due 05/25/2026*	12,621	12,658
Soundview Home Loan Trust FRS Series 2007-OPT2, Class 2A3 0.33% (1 ML+0.18%) due 07/25/2037	36,841	34,991
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.65% (1 ML+0.50%) due 11/25/2036	290,000	273,403
Stanwhich Mtg. Loan Trust Series 2019-NPB2, Class A1 3.48% due 11/16/2024*(6)	1,252,914	1,256,895
Structured Adjustable Rate Mtg. Loan Trust FRS Series 2004-13, Class A2 0.45% (1 ML+0.30%) due 09/25/2034(2)	18,942	17,513

224

Structured Asset Mtg. Investments II Trust FRS Series 2006-AR1, Class 3A1 0.61% (1 ML+0.46%) due 02/25/2036(2)	95,400	88,399
Summit Issuer LLC Series 2020-1A, Class A2 2.29% due 12/20/2050*	290,000	291,659
Symphony CLO XIV, Ltd. FRS Series 2014-14A, Class AR 1.18% (3 ML+0.95%) due 07/14/2026*(4)	835,457	832,802
Thacher Park, Ltd. FRS Series 2014-1A, Class AR 1.38% (3 ML+1.16%) due 10/20/2026*(4)	134,723	134,564
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.56% due 11/25/2031*	100,000	106,791
Toyota Auto Receivables Owner Trust Series 2018-C, Class A4 3.13% due 02/15/2024	150,000	155,556
Vericrest Opportunity Loan Transferee Series 2019-NP10, Class A1A 3.43% due 12/27/2049*(6)	739,076	740,908
Vericrest Opportunity Loan Trust Series 2019-NPL7, Class A1A 3.18% due 10/25/2049*(6)	321,019	321,343
Vericrest Opportunity Loan Trust Series 2019-NPL8, Class A1A 3.28% due 11/25/2049*(6)	688,319	688,629
Verus Securitization Trust Series 2019-3, Class A1 2.78% due 07/25/2059*(2)(6)	681,673	696,951
VNDO Mtg. Trust Series 2012-6AVE, Class A 3.00% due 11/15/2030*(1)	1,195,000	1,235,730
VOLT LXXX LLC Series 2019-NPL6, Class A1A 3.23% due 10/25/2049*(6)	707,858	708,856
VOLT LXXXIII LLC Series 2019-NPL9, Class A1A 3.33% due 11/26/2049*(6)	285,965	286,784
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR13, Class 1A 1.49% (12 MTA+0.88%) due 10/25/2046(2)	122,255	111,841
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR17, Class 1A 1.56% (12 MTA+0.82%) due 12/25/2046(2)	311,380	281,424
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR15, Class 2A 2.00% (COFI 11+1.50%) due 11/25/2046(2)	50,614	47,685
WaMu Mtg. Pass-Through Certs. Trust VRS Series 2007-HY6, Class 1A1 3.14% due 06/25/2037(2)(3)	109,930	103,173
Washington Mutual Mtg. Pass-Through Certs. Trust FRS Series 2006-5, Class 1A1 0.75% (1 ML+0.60%) due 07/25/2036(2)	61,744	39,219
Washington Mutual Mtg. Pass-Through Certs. Trust FRS Series 2006-AR9, Class 1A 1.44% (12 MTA+0.83%) due 11/25/2046(2)	102,018	90,476
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 0.90% due 09/15/2057(1)(3)(5)	5,694,360	204,599
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class XA 1.10% due 05/15/2048(1)(3)(5)	2,816,056	103,884
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.15% due 05/15/2048(1)(3)	75,000	73,524
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR16, Class A1 2.72% due 10/25/2036(2)(3)	43,219	41,426
Wendy’s Funding LLC Series 2018-1A, Class A2II
3.88% due 03/15/2048*	436,500	463,166
Westlake Automobile Receivables Trust Series 2020-3A, Class D
1.65% due 02/17/2026*	395,000	399,716
Westlake Automobile Receivables Trust Series 2019-3A, Class D
2.72% due 11/15/2024*	785,000	806,212
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	694,303	696,344
Wingstop Funding LLC Series 2020-1A, Class A2 2.84% due 12/05/2050*	160,000	163,243
Total Asset Backed Securities (cost $112,321,401)		114,839,733

225

U.S. CORPORATE BONDS & NOTES — 28.4%
Advertising Sales — 0.0%
National CineMedia LLC Senior Sec. Notes 5.88% due 04/15/2028*	32,000	27,040
Aerospace/Defense — 0.5%
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	239,000	271,030
Boeing Co. Senior Notes 5.04% due 05/01/2027	1,270,000	1,484,721
General Dynamics Corp. Company Guar. Bonds 4.25% due 04/01/2040	280,000	364,478
Northrop Grumman Corp. Senior Notes 5.15% due 05/01/2040	720,000	995,184
Raytheon Technologies Corp. Senior Notes 4.45% due 11/16/2038	180,000	226,970
Raytheon Technologies Corp. Senior Notes 4.63% due 11/16/2048	195,000	264,732
Raytheon Technologies Corp. Senior Notes 3.95% due 08/16/2025	785,000	900,327
United Technologies Corp. Senior Notes 3.75% due 11/01/2046	160,000	189,872
		4,697,314
Aerospace/Defense-Equipment — 0.0%
L3Harris Technologies, Inc. Senior Notes 2.90% due 12/15/2029	190,000	209,929
Spirit AeroSystems, Inc. Sec. Notes 7.50% due 04/15/2025*	73,000	78,292
		288,221
Agricultural Operations — 0.1%
Archer-Daniels-Midland Co. Senior Notes 3.25% due 03/27/2030	390,000	451,031
Airlines — 0.0%
American Airlines, Inc. Senior Sec. Notes 11.75% due 07/15/2025*	105,000	121,091
Delta Air Lines, Inc. Senior Sec. Notes 7.00% due 05/01/2025*	97,000	111,992
United Airlines Holdings, Inc. Company Guar. Notes 4.88% due 01/15/2025	48,000	47,234
United Airlines Holdings, Inc. Company Guar. Notes 5.00% due 02/01/2024	45,000	44,663
		324,980
Apparel Manufacturers — 0.0%
William Carter Co. Company Guar. Notes 5.63% due 03/15/2027*	151,000	158,927
Applications Software — 0.1%
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	800,000	1,014,388
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	71,000	75,829
		1,090,217
Auction Houses/Art Dealers — 0.0%
Sotheby’s Senior Sec. Notes 7.38% due 10/15/2027*	85,000	91,056
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	123,000	125,460
Ford Motor Co. Senior Notes
6.63% due 10/01/2028	97,000	113,970
Ford Motor Co.
Senior Notes
7.45% due 07/16/2031	16,000	20,520
General Motors Co. Senior Notes 4.88% due 10/02/2023	780,000	865,316
General Motors Co. Senior Notes 6.13% due 10/01/2025	175,000	212,269
General Motors Financial Co., Inc. Senior Notes 2.75% due 06/20/2025	124,000	132,594
Hyundai Capital America Senior Notes 3.40% due 06/20/2024*	120,000	127,944
		1,598,073
Auto-Heavy Duty Trucks — 0.0%
Allison Transmission, Inc. Company Guar. Notes 3.75% due 01/30/2031*	75,000	76,734
JB Poindexter & Co., Inc. Senior Notes 7.13% due 04/15/2026*	55,000	58,163
PACCAR Financial Corp. Senior Notes 0.80% due 06/08/2023	85,000	85,910
		220,807
Auto/Truck Parts & Equipment-Original — 0.0%
Dana, Inc. Senior Notes 5.38% due 11/15/2027	54,000	57,240
Banks-Commercial — 0.4%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	292,000	335,931

226

BankUnited, Inc. Sub. Notes 5.13% due 06/11/2030	327,000	382,476
Citizens Financial Group, Inc. Sub. Notes 2.64% due 09/30/2032*	167,000	175,942
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	184,000	280,768
Santander Holdings USA, Inc. Senior Notes 3.24% due 10/05/2026	69,000	74,935
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	365,000	376,924
Signature Bank Sub. Notes 4.00% due 10/15/2030	266,000	270,080
Truist Bank Sub. Notes 2.25% due 03/11/2030	1,745,000	1,830,792
Zions Bancorp NA Sub. Notes 3.25% due 10/29/2029	250,000	263,390
		3,991,238
Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 2.10% due 10/24/2024	970,000	1,030,183
State Street Corp. Senior Notes 2.35% due 11/01/2025	1,105,000	1,179,352
		2,209,535
Banks-Super Regional — 0.8%
Fifth Third Bancorp Senior Notes 2.38% due 01/28/2025	430,000	457,623
PNC Financial Services Group, Inc. Senior Notes 2.55% due 01/22/2030	440,000	482,048
Wells Fargo & Co. Senior Notes 2.39% due 06/02/2028	50,000	53,231
Wells Fargo & Co. Senior Notes 2.41% due 10/30/2025	2,770,000	2,928,915
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	655,000	720,891
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	935,000	1,035,951
Wells Fargo & Co. Senior Notes 3.07% due 04/30/2041	195,000	212,121
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	461,000	540,189
Wells Fargo & Co. Senior Notes 5.01% due 04/04/2051	83,000	117,961
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	275,000	382,114
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	250,000	354,325
		7,285,369
Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc. Company Guar. Notes 4.38% due 03/31/2029*	60,000	62,131
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	111,000	116,134
		178,265
Beverages-Non-alcoholic — 0.2%
PepsiCo, Inc. Senior Notes
2.25% due 03/19/2025	135,000	144,205
PepsiCo, Inc. Senior Notes
2.88% due 10/15/2049	120,000	134,347
PepsiCo, Inc. Senior Notes 3.63% due 03/19/2050	955,000	1,211,832
		1,490,384
Beverages-Wine/Spirits — 0.0%
Pernod Ricard International Finance LLC Company Guar. Notes 2.75% due 10/01/20.l,,50*	151,000	149,723
Brewery — 0.6%
Anheuser-Busch Cos. LLC/Anheuser- Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	253,000	328,958
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	506,000	640,293
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	1,079,000	1,411,992
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	955,000	1,297,410
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	425,000	441,660

227

Constellation Brands, Inc. Company Guar. Notes 3.15% due 08/01/2029	325,000	361,936
Constellation Brands, Inc. Company Guar. Bonds 3.60% due 02/15/2028	1,050,000	1,199,444
Constellation Brands, Inc. Company Guar. Notes 4.40% due 11/15/2025	40,000	46,446
Constellation Brands, Inc. Company Guar. Notes 4.65% due 11/15/2028	170,000	207,136
		5,935,275
Broadcast Services/Program — 0.3%
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	643,000	701,575
Discovery Communications LLC Company Guar. Notes 3.95% due 06/15/2025	509,000	571,876
Discovery Communications LLC Company Guar. Notes 3.95% due 03/20/2028	20,000	22,956
Discovery Communications LLC Company Guar. Notes 4.00% due 09/15/2055*	825,000	923,421
Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	323,000	426,162
Fox Corp. Senior Notes 4.03% due 01/25/2024	125,000	137,668
Univision Communications, Inc. Senior Sec. Notes 5.13% due 02/15/2025*	11,000	11,082
Univision Communications, Inc. Senior Sec. Notes 6.63% due 06/01/2027*	116,000	124,590
		2,919,330
Building & Construction Products-Misc. — 0.1%
Owens Corning Senior Notes 4.30% due 07/15/2047	240,000	288,475
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	75,000	75,375
Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*	295,000	315,570
		679,420
Building Products-Air & Heating — 0.1%
Carrier Global Corp. Senior Notes 2.70% due 02/15/2031	452,000	485,639
Carrier Global Corp. Senior Notes 2.72% due 02/15/2030	70,000	74,859
Carrier Global Corp. Senior Notes 3.38% due 04/05/2040	177,000	194,174
		754,672
Building Products-Doors & Windows — 0.0%
Griffon Corp. Company Guar. Notes 5.75% due 03/01/2028	77,000	81,427
Building Products-Wood — 0.0%
Boise Cascade Co. Company Guar. Notes 4.88% due 07/01/2030*	27,000	29,227
Masco Corp. Senior Notes 2.00% due 10/01/2030	133,000	135,411
		164,638
Building-Residential/Commercial — 0.2%
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	1,205,000	1,433,848
Cable/Satellite TV — 1.3%
Block Communications, Inc. Company Guar. Notes
4.88% due 03/01/2028*	74,000	76,220
CCO Holdings LLC/CCO Holdings Capital Corp.
Senior Notes
5.00% due 02/01/2028*	36,000	38,070
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	28,000	29,015
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 2.30% due 02/01/2032	720,000	720,836
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.70% due 04/01/2051	125,000	129,807
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.85% due 04/01/2061	155,000	156,263
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	129,000	154,078

228

Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	20,000	24,979
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	270,000	336,988
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	71,000	97,273
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	2,070,000	2,927,931
Comcast Corp. Company Guar. Notes 2.45% due 08/15/2052	113,000	109,660
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	895,000	1,016,782
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	755,000	857,216
Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027	130,000	146,664
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	85,000	97,858
Comcast Corp. Company Guar. Notes 3.75% due 04/01/2040	625,000	755,015
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	52,000	63,639
Comcast Corp. Company Guar. Notes 4.05% due 11/01/2052	264,000	337,648
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	466,000	614,107
Comcast Corp. Company Guar. Notes 4.70% due 10/15/2048	5,000	6,986
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	55,000	75,375
Comcast Corp. Company Guar. Notes 6.40% due 05/15/2038	57,000	88,803
Comcast Corp. Company Guar. Notes 7.05% due 03/15/2033	179,000	274,852
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	1,709,000	1,852,919
CSC Holdings LLC Company Guar. Notes 3.38% due 02/15/2031*	1,020,000	1,000,875
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	60,000	64,944
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	70,000	74,200
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	300,000	309,750
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	125,000	166,845
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	145,000	199,045
		12,804,643
Casino Hotels — 0.0%
Boyd Gaming Corp. Company Guar. Notes 4.75% due 12/01/2027	49,000	50,899
Boyd Gaming Corp. Company Guar. Notes 8.63% due 06/01/2025*	45,000	50,049
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	100,000	107,009
		207,957
Casino Services — 0.0%
Caesars Entertainment, Inc. Senior Sec. Notes 6.25% due 07/01/2025*	85,000	90,525
Cellular Telecom — 0.6%
T-Mobile USA, Inc. Senior Sec. Notes 2.05% due 02/15/2028*	1,230,000	1,279,397
T-Mobile USA, Inc. Senior Sec. Notes 2.25% due 11/15/2031*	201,000	206,294
T-Mobile USA, Inc. Senior Sec. Notes 3.00% due 02/15/2041*	21,000	21,771
T-Mobile USA, Inc. Senior Sec. Notes 3.30% due 02/15/2051*	285,000	293,217
T-Mobile USA, Inc. Senior Sec. Notes 3.50% due 04/15/2025*	315,000	348,069

229

T-Mobile USA, Inc. Senior Sec. Notes 3.60% due 11/15/2060*	85,000	90,222
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030*	1,315,000	1,523,033
T-Mobile USA, Inc. Senior Sec. Notes 4.50% due 04/15/2050*	460,000	567,357
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2026	1,120,000	1,159,200
		5,488,560
Chemicals-Diversified — 0.2%
Dow Chemical Co. Senior Notes 4.80% due 05/15/2049	241,000	325,483
DuPont de Nemours, Inc. Senior Notes 4.21% due 11/15/2023	440,000	485,426
LYB International Finance III LLC Company Guar. Notes 1.25% due 10/01/2025	270,000	274,729
LYB International Finance III LLC Company Guar. Notes 3.80% due 10/01/2060	472,000	506,924
Westlake Chemical Corp. Senior Notes 3.38% due 06/15/2030	203,000	223,295
		1,815,857
Chemicals-Specialty — 0.1%
Ecolab, Inc. Senior Notes 2.38% due 08/10/2022	176,000	181,425
Huntsman International LLC Senior Notes 4.50% due 05/01/2029	164,000	188,955
Minerals Technologies, Inc. Company Guar. Notes 5.00% due 07/01/2028*	67,000	70,109
Tronox, Inc. Company Guar. Notes 6.50% due 04/15/2026*	70,000	72,888
		513,377
Coal — 0.0%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*	91,000	90,336
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 3.30% due 05/15/2050	235,000	259,806
Commercial Services — 0.0%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	38,000	38,100
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.63% due 10/01/2028*	36,000	39,116
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.88% due 10/01/2030*	57,000	64,481
		141,697
Commercial Services-Finance — 0.3%
Equifax, Inc. Senior Notes 2.60% due 12/15/2025	428,000	461,979
Equifax, Inc. Senior Notes 3.10% due 05/15/2030	135,000	150,167
Global Payments, Inc. Senior Notes 2.90% due 05/15/2030	595,000	647,879
Global Payments, Inc. Senior Notes 3.20% due 08/15/2029	305,000	337,495
IHS Markit, Ltd. Senior Notes
4.13% due 08/01/2023	1,345,000	1,462,418
MPH Acquisition Holdings LLC Company Guar. Notes
5.75% due 11/01/2028*	75,000	73,710
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. Company Guar. Notes 4.63% due 11/01/2026*	58,000	60,320
		3,193,968
Computer Services — 0.6%
Banff Merger Sub, Inc. Senior Notes 9.75% due 09/01/2026*	90,000	97,213
Booz Allen Hamilton, Inc. Company Guar. Notes 3.88% due 09/01/2028*	930,000	957,900
IBM Credit LLC Senior Notes 3.00% due 02/06/2023	480,000	508,331
International Business Machines Corp. Senior Notes 1.95% due 05/15/2030	1,890,000	1,948,059
International Business Machines Corp. Senior Notes 3.50% due 05/15/2029	1,020,000	1,180,217
Leidos, Inc. Company Guar. Notes 2.30% due 02/15/2031*	89,000	90,620

230

Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025*	504,000	563,517
Leidos, Inc. Company Guar. Notes 4.38% due 05/15/2030*	39,000	46,701
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Sec. Notes 5.75% due 06/01/2025*	19,000	20,188
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*	50,000	51,678
		5,464,424
Computers — 0.3%
Apple, Inc. Senior Notes 1.13% due 05/11/2025	525,000	539,892
Apple, Inc. Senior Notes 2.05% due 09/11/2026	111,000	118,694
Apple, Inc. Senior Notes 3.45% due 02/09/2045	160,000	194,177
Apple, Inc. Senior Notes 4.45% due 05/06/2044	475,000	651,484
Dell International LLC/EMC Corp. Company Guar. Notes 7.13% due 06/15/2024*	70,000	72,599
Dell International LLC/EMC Corp. Senior Sec. Notes 8.10% due 07/15/2036*	150,000	221,832
Hewlett Packard Enterprise Co. Senior Notes 1.75% due 04/01/2026	278,000	287,916
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035	121,000	156,130
HP, Inc. Senior Notes 2.20% due 06/17/2025	395,000	418,202
HP, Inc. Senior Notes 3.00% due 06/17/2027	395,000	435,846
		3,096,772
Computers-Integrated Systems — 0.0%
Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024	52,000	52,650
Diebold Nixdorf, Inc. Senior Sec. Notes 9.38% due 07/15/2025*	24,000	26,880
		79,530
Consulting Services — 0.0%
Gartner, Inc. Company Guar. Notes 3.75% due 10/01/2030*	220,000	231,827
Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	1,055,000	1,123,575
Silgan Holdings, Inc. Senior Notes 4.75% due 03/15/2025	63,000	64,024
		1,187,599
Containers-Paper/Plastic — 0.0%
Sonoco Products Co Senior Notes 3.13% due 05/01/2030	121,000	134,473
Cosmetics & Toiletries — 0.0%
Coty, Inc. Company Guar. Notes 6.50% due 04/15/2026*	128,000	124,470
Data Processing/Management — 0.4%
Fidelity National Information Services, Inc. Senior Notes 3.75% due 05/21/2029	286,000	335,763
Fidelity National Information Services, Inc. Senior Notes
4.25% due 05/15/2028	290,000	345,181
Fiserv, Inc.
Senior Notes
2.25% due 06/01/2027	2,140,000	2,280,698
Fiserv, Inc.
Senior Notes
3.20% due 07/01/2026	460,000	515,283
		3,476,925
Decision Support Software — 0.1%
MSCI, Inc. Company Guar. Notes 5.38% due 05/15/2027*	1,100,000	1,174,250
Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	175,000	184,693
Direct Marketing — 0.0%
Terrier Media Buyer, Inc. Company Guar. Notes 8.88% due 12/15/2027*	40,000	44,100
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc. Company Guar. Notes 3.88% due 12/15/2028*	75,000	75,803
KAR Auction Services, Inc. Company Guar. Notes 5.13% due 06/01/2025*	73,000	75,119

231

Performance Food Group, Inc. Company Guar. Notes 5.50% due 10/15/2027*	82,000	86,510
		237,432
Diversified Banking Institutions — 3.1%
Bank of America Corp. Senior Notes 1.49% due 05/19/2024	256,000	261,989
Bank of America Corp. Senior Notes 1.90% due 07/23/2031	120,000	121,241
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	946,000	1,008,463
Bank of America Corp. Senior Notes 2.50% due 10/21/2022	1,090,000	1,109,516
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	106,000	120,677
Bank of America Corp. Senior Notes 3.95% due 01/23/2049	595,000	743,708
Bank of America Corp. Senior Notes 4.08% due 03/20/2051	1,767,000	2,231,489
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	104,000	120,649
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	440,000	582,385
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	694,000	1,010,832
Citigroup, Inc. Senior Notes 2.67% due 01/29/2031	120,000	128,736
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	855,000	929,535
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	210,000	237,416
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	148,000	167,788
Citigroup, Inc. Senior Notes 3.70% due 01/12/2026	625,000	710,224
Citigroup, Inc. Senior Notes 4.08% due 04/23/2029	405,000	475,018
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	770,000	896,438
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	124,000	146,585
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	77,000	102,873
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	88,000	118,658
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	176,000	241,891
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	1,610,000	1,672,209
Goldman Sachs Group, Inc. Senior Notes 3.50% due 11/16/2026	144,000	161,661
Goldman Sachs Group, Inc. Senior Notes
3.80% due 03/15/2030	115,000	135,316
Goldman Sachs Group, Inc.
Senior Notes
4.00% due 03/03/2024	375,000	414,364
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	575,000	900,546
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	565,000	864,541
JPMorgan Chase & Co. Senior Notes 0.65% due 09/16/2024	176,000	176,932
JPMorgan Chase & Co. Senior Notes 2.01% due 03/13/2026	407,000	427,509
JPMorgan Chase & Co. Senior Notes 2.53% due 11/19/2041	538,000	552,156
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	142,000	155,716
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2041	210,000	234,731
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2051	337,000	375,222
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	1,105,000	1,191,551
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	1,271,000	1,445,490
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	1,000,000	1,160,035
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	990,000	1,073,908

232

Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/2038	265,000	451,827
Morgan Stanley Senior Notes 1.79% due 02/13/2032	1,575,000	1,586,261
Morgan Stanley Senior Notes 2.70% due 01/22/2031	1,195,000	1,301,060
Morgan Stanley Senior Notes 3.13% due 07/27/2026	1,445,000	1,615,172
Morgan Stanley Senior Notes 3.62% due 04/01/2031	62,000	72,112
Morgan Stanley Senior Notes 3.63% due 01/20/2027	402,000	460,377
Morgan Stanley Senior Notes 3.70% due 10/23/2024	510,000	567,527
Morgan Stanley Senior Notes 3.88% due 01/27/2026	610,000	699,715
Morgan Stanley Senior Notes 4.00% due 07/23/2025	540,000	617,961
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	29,000	34,665
		29,814,675
Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 3.63% due 05/01/2030	830,000	948,596
General Electric Co. Senior Notes 4.35% due 05/01/2050	149,000	181,206
Illinois Tool Works, Inc. Senior Notes 3.50% due 03/01/2024	113,000	122,952
		1,252,754
Drug Delivery Systems — 0.1%
Becton Dickinson & Co. Senior Notes 2.82% due 05/20/2030	750,000	824,321
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	370,000	461,563
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	77,000	105,653
		567,216
E-Commerce/Services — 0.0%
GrubHub Holdings, Inc. Company Guar. Notes 5.50% due 07/01/2027*	100,000	104,875
Electric Products-Misc. — 0.0%
Emerson Electric Co. Senior Notes 0.88% due 10/15/2026	120,000	120,785
Electric-Distribution — 0.4%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	465,000	552,754
Commonwealth Edison Co. 1st Mtg. Bonds 4.00% due 03/01/2048	240,000	303,964
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.35% due 03/15/2031	159,000	156,904
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.85% due 01/27/2025	393,000	427,127
NextEra Energy Operating Partners LP Company Guar. Notes
4.25% due 07/15/2024*	75,000	80,250
NSTAR Electric Co.
Senior Notes
3.95% due 04/01/2030	115,000	139,473
Oglethorpe Power Corp. 1st Mtg. Bonds 3.75% due 08/01/2050*	95,000	102,088
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048	360,000	457,132
Sempra Energy Senior Notes 3.40% due 02/01/2028	820,000	933,916
Sempra Energy Senior Notes 3.80% due 02/01/2038	355,000	411,197
		3,564,805
Electric-Generation — 0.1%
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	126,000	161,129
Liberty Utilities Finance GP Company Guar. Notes 2.05% due 09/15/2030*	79,000	79,408
Pattern Energy Operations LP/Pattern Energy Operations, Inc. Company Guar. Notes 4.50% due 08/15/2028*	65,000	68,575

233

Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*	130,000	137,800
		446,912
Electric-Integrated — 2.1%
AEP Texas, Inc. Senior Notes 4.15% due 05/01/2049	58,000	71,708
AES Corp. Senior Notes 2.45% due 01/15/2031*	216,000	218,913
AES Corp. Senior Notes 3.30% due 07/15/2025*	530,000	577,700
Alabama Power Co. Senior Notes 4.15% due 08/15/2044	445,000	564,562
Appalachian Power Co. Senior Notes 3.70% due 05/01/2050	124,000	148,827
Avangrid, Inc. Senior Notes 3.20% due 04/15/2025	298,000	326,232
Cleco Corporate Holdings LLC Senior Notes 3.38% due 09/15/2029	555,000	570,010
Cleco Corporate Holdings LLC Senior Notes 3.74% due 05/01/2026	226,000	250,113
Cleco Corporate Holdings LLC Senior Notes 4.97% due 05/01/2046	35,000	40,958
Consolidated Edison Co. of New York, Inc. Senior Notes 3.95% due 04/01/2050	28,000	34,114
Dominion Energy, Inc. Senior Notes 3.38% due 04/01/2030	20,000	22,782
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	240,000	314,750
DTE Electric Co. General Refunding Mtg. 3.95% due 03/01/2049	237,000	307,420
Duke Energy Carolinas LLC 1st Mtg. Notes 4.00% due 09/30/2042	80,000	98,831
Duke Energy Carolinas LLC 1st Mtg. Notes 6.00% due 01/15/2038	40,000	59,984
Duke Energy Carolinas LLC Senior Notes 6.10% due 06/01/2037	10,000	14,808
Duke Energy Indiana LLC 1st Mtg. Notes 4.90% due 07/15/2043	135,000	183,995
Duke Energy Progress LLC 1st Mtg. Notes 4.15% due 12/01/2044	900,000	1,142,105
Entergy Texas, Inc. 1st Mtg. Bonds 4.50% due 03/30/2039	144,000	181,815
Evergy, Inc. Senior Notes 4.85% due 06/01/2021	91,000	91,622
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	925,000	1,013,923
Exelon Corp. Senior Notes 2.45% due 04/15/2021	240,000	240,942
Exelon Corp. Senior Notes 4.70% due 04/15/2050	156,000	207,438
FirstEnergy Corp. Senior Notes 1.60% due 01/15/2026	100,000	97,737
FirstEnergy Corp. Senior Notes 2.25% due 09/01/2030	345,000	333,719
FirstEnergy Corp. Senior Notes
7.38% due 11/15/2031	205,000	292,323
Florida Power & Light Co.
1st Mtg. Bonds
3.99% due 03/01/2049	145,000	188,687
Georgia Power Co. Senior Notes 2.10% due 07/30/2023	865,000	903,490
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	505,000	641,286
Georgia Power Co. Senior Notes 4.75% due 09/01/2040	195,000	256,128
Interstate Power & Light Co. Senior Notes 3.50% due 09/30/2049	93,000	106,913
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	740,000	806,580
IPALCO Enterprises, Inc. Senior Sec. Notes 4.25% due 05/01/2030*	1,475,000	1,702,791
Kentucky Utilities Co. 1st Mtg. Bonds 3.30% due 06/01/2050	51,000	57,792
MidAmerican Energy Co. 1st Mtg. Notes 3.15% due 04/15/2050	430,000	494,334
MidAmerican Energy Co. 1st Mtg. Bonds 3.65% due 08/01/2048	240,000	293,439
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.25% due 06/01/2030	580,000	608,081

234

Pacific Gas & Electric Co. 1st Mtg. Notes 2.50% due 02/01/2031	1,210,000	1,214,418
Pacific Gas & Electric Co. 1st Mtg. Notes 3.95% due 12/01/2047	105,000	108,815
Pacific Gas & Electric Co. 1st Mtg. Notes 4.30% due 03/15/2045	115,000	122,608
PacifiCorp 1st Mtg. Notes 4.13% due 01/15/2049	122,000	156,860
Public Service Co. of Colorado 1st Mtg. Bonds 2.70% due 01/15/2051	208,000	222,658
Public Service Co. of Colorado 1st Mtg. Notes 3.70% due 06/15/2028	153,000	178,413
Public Service Co. of Colorado 1st Mtg. Bonds 4.10% due 06/15/2048	106,000	137,719
Public Service Enterprise Group, Inc. Senior Notes 2.88% due 06/15/2024	430,000	462,905
Puget Energy, Inc. Senior Sec. Notes 3.65% due 05/15/2025	1,025,000	1,130,388
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	390,000	614,604
Southern California Edison Co. 1st Mtg. Bonds 2.25% due 06/01/2030	210,000	218,643
Southern California Edison Co. 1st Mtg. Bonds 3.65% due 02/01/2050	223,000	253,286
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047	374,000	439,300
Southern Co. Senior Notes 3.70% due 04/30/2030	1,030,000	1,192,704
Talen Energy Supply LLC Senior Sec. Notes 6.63% due 01/15/2028*	82,000	85,690
Talen Energy Supply LLC Senior Sec. Notes 7.25% due 05/15/2027*	33,000	35,145
Union Electric Co Senior Sec. Notes 2.95% due 06/15/2027	120,000	132,536
		20,173,544
Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 2.95% due 05/14/2030*	715,000	781,516
Oncor Electric Delivery Co. LLC Senior Sec. Notes 3.10% due 09/15/2049	120,000	136,843
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	160,000	211,003
		1,129,362
Electronic Components-Semiconductors — 0.8%
Broadcom, Inc. Company Guar. Notes 4.15% due 11/15/2030	95,000	109,987
Broadcom, Inc. Company Guar. Notes 4.25% due 04/15/2026	921,000	1,054,763
Broadcom, Inc. Company Guar. Notes 5.00% due 04/15/2030	2,799,000	3,402,498
Intel Corp. Senior Notes 2.45% due 11/15/2029	405,000	439,326
Intel Corp. Senior Notes 3.10% due 02/15/2060	695,000	765,168
Microchip Technology, Inc. Senior Sec. Notes
2.67% due 09/01/2023*	740,000	773,939
NVIDIA Corp.
Senior Bonds
3.50% due 04/01/2040	615,000	738,565
NVIDIA Corp. Senior Notes 3.70% due 04/01/2060	107,000	137,483
ON Semiconductor Corp. Company Guar. Notes 3.88% due 09/01/2028*	50,000	51,750
		7,473,479
Electronic Measurement Instruments — 0.0%
Trimble, Inc. Senior Notes 4.75% due 12/01/2024	16,000	18,287
Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc. Senior Notes 4.00% due 04/01/2025	83,000	91,297
Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024	105,000	120,775
		212,072
Enterprise Software/Service — 0.3%
Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	70,000	74,200
Oracle Corp. Senior Notes 2.50% due 04/01/2025	284,000	305,231

235

Oracle Corp. Senior Notes 3.60% due 04/01/2040	575,000	673,433
Oracle Corp. Senior Notes 3.85% due 04/01/2060	1,425,000	1,752,343
		2,805,207
Entertainment Software — 0.0%
Activision Blizzard, Inc. Senior Notes 2.50% due 09/15/2050	100,000	97,740
Finance-Auto Loans — 0.0%
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026	104,000	110,760
Finance-Commercial — 0.1%
GE Capital Funding LLC Company Guar. Notes 4.40% due 05/15/2030*	665,000	783,921
Finance-Consumer Loans — 0.1%
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	117,000	113,490
Enova International, Inc. Company Guar. Notes 8.50% due 09/15/2025*	31,000	30,147
Springleaf Finance Corp. Company Guar. Notes 5.38% due 11/15/2029	10,000	11,250
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	96,000	111,480
Synchrony Financial Senior Notes 4.50% due 07/23/2025	495,000	556,859
		823,226
Finance-Credit Card — 0.2%
Alliance Data Systems Corp. Company Guar. Notes 4.75% due 12/15/2024*	85,000	85,850
American Express Co. Senior Notes 3.40% due 02/22/2024	107,000	116,125
American Express Co. Senior Notes 4.20% due 11/06/2025	87,000	101,012
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	755,000	827,010
Mastercard, Inc. Senior Notes 2.00% due 03/03/2025	164,000	174,012
Visa, Inc. Senior Notes 0.75% due 08/15/2027	50,000	49,857
		1,353,866
Finance-Investment Banker/Broker — 0.0%
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	83,000	85,857
Finance-Mortgage Loan/Banker — 0.0%
Genworth Mtg. Holdings, Inc. Senior Notes 6.50% due 08/15/2025*	50,000	54,125
LD Holdings Group LLC Company Guar. Notes 6.50% due 11/01/2025*	75,000	78,937
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. Company Guar. Notes 3.63% due 03/01/2029*	48,000	48,960
		182,022
Financial Guarantee Insurance — 0.0%
NMI Holdings, Inc. Senior Sec. Notes 7.38% due 06/01/2025*	40,000	44,800
Food-Confectionery — 0.1%
Mondelez International, Inc. Senior Notes 1.50% due 05/04/2025	420,000	434,384
Mondelez International, Inc.
Senior Notes
1.50% due 02/04/2031	495,000	489,060
		923,444
Food-Meat Products — 0.1%
NBM US Holdings, Inc. Company Guar. Notes 7.00% due 05/14/2026*	675,000	734,913
Smithfield Foods, Inc. Company Guar. Notes 4.25% due 02/01/2027*	96,000	106,643
Smithfield Foods, Inc. Senior Notes 5.20% due 04/01/2029*	83,000	98,818
		940,374
Food-Misc./Diversified — 0.3%
Conagra Brands, Inc. Senior Notes 1.38% due 11/01/2027	775,000	782,153
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	455,000	509,210
Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048	100,000	142,712
Conagra Brands, Inc. Senior Notes 7.00% due 10/01/2028	141,000	190,104

236

Dole Food Co., Inc. Senior Sec. Notes 7.25% due 06/15/2025*	80,000	81,600
Kellogg Co. Senior Notes 3.40% due 11/15/2027	495,000	559,842
Kraft Heinz Foods Co. Company Guar. Notes 4.88% due 10/01/2049*	29,000	33,832
Lamb Weston Holdings, Inc. Company Guar. Notes 4.63% due 11/01/2024*	50,000	52,125
Mars, Inc. Senior Notes 2.38% due 07/16/2040*	76,000	77,837
Nestle Holdings, Inc. Company Guar. Notes 3.50% due 09/24/2025*	184,000	206,641
		2,636,056
Food-Retail — 0.0%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 4.63% due 01/15/2027*	55,000	58,506
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 5.75% due 03/15/2025	70,000	72,100
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 5.88% due 02/15/2028*	45,000	48,969
		179,575
Food-Wholesale/Distribution — 0.1%
C&S Group Enterprises LLC Company Guar. Notes 5.00% due 12/15/2028*	75,000	74,781
Sysco Corp. Company Guar. Notes 2.40% due 02/15/2030	119,000	123,827
Sysco Corp. Company Guar. Notes 5.95% due 04/01/2030	44,000	57,818
Sysco Corp. Company Guar. Notes 6.60% due 04/01/2040	125,000	182,845
Sysco Corp. Company Guar. Notes 6.60% due 04/01/2050	46,000	70,847
US Foods, Inc. Senior Sec. Notes 6.25% due 04/15/2025*	41,000	43,819
		553,937
Funeral Services & Related Items — 0.2%
Service Corp. International Senior Notes 3.38% due 08/15/2030	560,000	582,518
Service Corp. International Senior Notes 5.13% due 06/01/2029	724,000	801,830
		1,384,348
Gas-Distribution — 0.3%
Dominion Energy Gas Holdings LLC Senior Notes 2.50% due 11/15/2024	540,000	577,721
NiSource, Inc. Senior Notes 3.49% due 05/15/2027	780,000	884,464
NiSource, Inc. Senior Notes 3.60% due 05/01/2030	975,000	1,128,244
		2,590,429
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*	1,175,000	1,225,889
Hotels/Motels — 0.0%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024	65,000	68,087
Wyndham Worldwide Corp. Senior Sec. Notes
6.00% due 04/01/2027	105,000	117,600
		185,687
Human Resources — 0.0%
Korn Ferry International
Company Guar. Notes
4.63% due 12/15/2027*	72,000	74,880
Independent Power Producers — 0.2%
Calpine Corp. Senior Sec. Notes 3.75% due 03/01/2031*	90,000	89,130
NRG Energy, Inc. Senior Sec. Notes 2.00% due 12/02/2025*	585,000	606,632
NRG Energy, Inc. Senior Sec. Notes 2.45% due 12/02/2027*	585,000	615,903
NRG Energy, Inc. Senior Notes 3.38% due 02/15/2029*	25,000	25,595
NRG Energy, Inc. Senior Notes 3.63% due 02/15/2031*	75,000	77,160
NRG Yield Operating LLC Company Guar. Notes 5.00% due 09/15/2026	70,000	72,450
		1,486,870

237

Industrial Gases — 0.0%
Air Products & Chemicals, Inc. Senior Notes 1.50% due 10/15/2025	120,000	125,079
Instruments-Controls — 0.0%
Honeywell International, Inc. Senior Notes 0.48% due 08/19/2022	96,000	96,154
Insurance Brokers — 0.3%
Aon Corp. Company Guar. Notes 2.20% due 11/15/2022	740,000	764,844
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	290,000	321,649
Marsh & McLennan Cos., Inc. Senior Notes 4.05% due 10/15/2023	295,000	322,151
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	435,000	585,499
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	610,000	666,064
Willis North America, Inc. Company Guar. Notes 3.88% due 09/15/2049	38,000	46,333
		2,706,540
Insurance-Life/Health — 0.5%
Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047	56,000	58,478
Brighthouse Financial, Inc. Senior Notes 5.63% due 05/15/2030	2,015,000	2,487,479
Ohio National Financial Services, Inc. Senior Notes 5.55% due 01/24/2030*	200,000	209,091
Principal Life Global Funding II Sec. Notes 0.50% due 01/08/2024*	128,000	128,277
Prudential Financial, Inc. Senior Notes 1.50% due 03/10/2026	288,000	298,822
Unum Group Senior Notes 4.00% due 06/15/2029	310,000	348,670
Unum Group Senior Notes 4.50% due 03/15/2025	261,000	295,621
Unum Group Senior Notes 4.50% due 12/15/2049	495,000	521,603
Voya Financial, Inc. Company Guar. Notes 4.80% due 06/15/2046	15,000	19,014
		4,367,055
Insurance-Mutual — 0.2%
Massachusetts Mutual Life Insurance Co. Sub. Notes 3.73% due 10/15/2070*	183,000	202,043
MassMutual Global Funding II Senior Sec. Notes 2.75% due 06/22/2024*	200,000	214,776
New York Life Global Funding Sec. Notes 2.00% due 01/22/2025*	1,265,000	1,330,947
New York Life Insurance Co. Sub. Notes 3.75% due 05/15/2050*	80,000	95,699
		1,843,465
Insurance-Property/Casualty — 0.0%
Progressive Corp. Senior Notes 3.20% due 03/26/2030	310,000	357,010
Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 2.85% due 10/15/2050	76,000	81,394
Internet Connectivity Services — 0.0%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	85,000	87,444
Internet Content-Entertainment — 0.0%
Netflix, Inc. Senior Notes 4.88% due 06/15/2030*	150,000	172,500
Internet Security — 0.1%
NortonLifeLock, Inc. Senior Notes 5.00% due 04/15/2025*	745,000	759,900
Investment Management/Advisor Services — 0.0%
AG Issuer LLC Senior Sec. Notes 6.25% due 03/01/2028*	75,000	75,844
Ameriprise Financial, Inc. Senior Notes 3.00% due 03/22/2022	130,000	134,246
		210,090
Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp. Senior Notes 0.65% due 07/07/2023	185,000	186,550
Caterpillar Financial Services Corp. Senior Notes 1.10% due 09/14/2027	138,000	139,429
		325,979
Machinery-Farming — 0.1%
CNH Industrial Capital LLC Company Guar. Notes 1.88% due 01/15/2026	131,000	137,189

238

CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	233,000	255,584
John Deere Capital Corp. Senior Notes 2.95% due 04/01/2022	242,000	250,063
John Deere Capital Corp. Senior Notes 3.65% due 10/12/2023	79,000	86,246
		729,082

Machinery-General Industrial — 0.2%
Otis Worldwide Corp. Senior Notes 2.57% due 02/15/2030	1,365,000	1,465,777

Medical Instruments — 0.3%
Alcon Finance Corp. Company Guar. Notes 2.75% due 09/23/2026*	535,000	585,543
Alcon Finance Corp. Company Guar. Notes 3.00% due 09/23/2029*	560,000	611,180
Boston Scientific Corp. Senior Notes 1.90% due 06/01/2025	425,000	446,425
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	1,295,000	1,469,618
		3,112,766

Medical Labs & Testing Services — 0.0%
Catalent Pharma Solutions, Inc. Company Guar. Notes 5.00% due 07/15/2027*	38,000	40,133

Medical Products — 0.1%
Baxter International, Inc. Senior Notes 3.95% due 04/01/2030*	390,000	466,093

Medical-Biomedical/Gene — 0.6%
Amgen, Inc. Senior Notes 2.30% due 02/25/2031	1,965,000	2,095,851
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	450,000	463,922
Amgen, Inc. Senior Notes 3.15% due 02/21/2040	699,000	769,466
Amgen, Inc. Senior Notes 3.38% due 02/21/2050	505,000	564,226
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	24,000	24,972
Gilead Sciences, Inc. Senior Notes 1.65% due 10/01/2030	1,400,000	1,404,811
Gilead Sciences, Inc. Senior Notes 3.70% due 04/01/2024	515,000	561,316
Regeneron Pharmaceuticals, Inc. Senior Notes 1.75% due 09/15/2030	142,000	139,833
Regeneron Pharmaceuticals, Inc. Senior Bonds 2.80% due 09/15/2050	82,000	79,531
		6,103,928
Medical-Drugs — 0.9%
AbbVie, Inc. Senior Notes 2.95% due 11/21/2026	850,000	939,972
AbbVie, Inc. Senior Notes
3.20% due 11/21/2029	1,080,000	1,210,351
AbbVie, Inc. Senior Notes
4.05% due 11/21/2039	109,000	131,915
AbbVie, Inc. Senior Notes
4.25% due 11/21/2049	651,000	816,238
AbbVie, Inc. Senior Notes 4.63% due 10/01/2042	305,000	387,279
Bayer US Finance II LLC Company Guar. Notes 4.25% due 12/15/2025*	860,000	983,049
Bayer US Finance II LLC Company Guar. Notes 4.88% due 06/25/2048*	230,000	296,222
Bristol-Myers Squibb Co. Senior Notes 0.75% due 11/13/2025	877,000	883,016
Bristol-Myers Squibb Co. Senior Notes 1.45% due 11/13/2030	735,000	738,623
Bristol-Myers Squibb Co. Senior Notes 2.55% due 11/13/2050	170,000	173,561
Bristol-Myers Squibb Co. Senior Notes 4.63% due 05/15/2044	110,000	149,777
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023	117,000	125,349
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	805,000	903,820
Pfizer, Inc. Senior Notes 1.70% due 05/28/2030	700,000	726,832
		8,466,004

Medical-Generic Drugs — 0.1%
Par Pharmaceutical, Inc. Senior Sec. Notes 7.50% due 04/01/2027*	73,000	79,205

239

Viatris, Inc. Company Guar. Notes 1.65% due 06/22/2025*	240,000	248,231
Viatris, Inc. Company Guar. Notes 2.30% due 06/22/2027*	190,000	202,278
Viatris, Inc. Company Guar. Notes 4.00% due 06/22/2050*	252,000	288,713
		818,427
Medical-HMO — 0.4%
Anthem, Inc. Senior Notes 2.25% due 05/15/2030	300,000	318,668
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	400,000	521,565
Centene Corp. Senior Notes 4.63% due 12/15/2029	836,000	928,136
UnitedHealth Group, Inc. Senior Notes 1.25% due 01/15/2026	157,000	161,848
UnitedHealth Group, Inc. Senior Notes 2.88% due 08/15/2029	550,000	625,165
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	360,000	428,264
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	107,000	121,909
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	194,000	272,942
		3,378,497
Medical-Hospitals — 0.1%
Acadia Healthcare Co., Inc. Company Guar. Notes 5.00% due 04/15/2029*	14,000	14,945
Acadia Healthcare Co., Inc. Company Guar. Notes 5.50% due 07/01/2028*	68,000	73,035
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.63% due 03/15/2027*	58,000	62,365
CommonSpirit Health Senior Sec. Notes 3.35% due 10/01/2029	85,000	93,336
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	110,000	116,883
LifePoint Health, Inc. Senior Sec. Notes 4.38% due 02/15/2027*	69,000	69,086
Sutter Health Notes 3.36% due 08/15/2050	340,000	370,103
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024	75,000	76,877
Tenet Healthcare Corp. Company Guar. Notes 6.13% due 10/01/2028*	94,000	97,946
		974,576
Medical-Wholesale Drug Distribution — 0.0%
Cardinal Health, Inc. Senior Notes 4. 60% due 03/15/2043	170,000	200,943

Metal-Copper — 0.0%
Freeport-McMoRan, Inc. Company Guar. Notes 4.13% due 03/01/2028	36,000	37,755
Freeport-McMoRan, Inc. Company Guar. Notes 4.25% due 03/01/2030	47,000	50,642
Freeport-McMoRan, Inc. Company Guar. Notes 5.25% due 09/01/2029	48,000	53,400
		141,797
Metal-Iron — 0.0%
Cleveland-Cliffs, Inc. Company Guar. Notes 5.75% due 03/01/2025	48,000	48,720
Cleveland-Cliffs, Inc. Senior Sec. Notes 6.75% due 03/15/2026*	44,000	47,520
		96,240
Multimedia — 0.2%
E.W. Scripps Co. Company Guar. Notes 5.13% due 05/15/2025*	107,000	109,218
Walt Disney Co. Company Guar. Notes 2.65% due 01/13/2031	1,165,000	1,277,204
Walt Disney Co. Company Guar. Bonds 2.75% due 09/01/2049	168,000	177,740
		1,564,162
Non-Hazardous Waste Disposal — 0.0%
Covanta Holding Corp. Company Guar. Notes 5.00% due 09/01/2030	74,000	79,175
Waste Management, Inc. Company Guar. Notes 2.50% due 11/15/2050	190,000	191,968
		271,143
Non-Profit Charity — 0.0%
Ford Foundation Notes 2.82% due 06/01/2070	105,000	112,425

240

Office Automation & Equipment — 0.1%
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.25% due 02/15/2029	541,000	551,658

Oil Companies-Exploration & Production — 0.3%
Apache Corp. Senior Notes 4.38% due 10/15/2028	59,000	61,418
Apache Corp. Senior Notes 4.63% due 11/15/2025	8,000	8,456
Apache Corp. Senior Notes 4.75% due 04/15/2043	45,000	46,659
Apache Corp. Senior Notes 4.88% due 11/15/2027	50,000	53,000
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026	120,000	61,800
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	17,000	17,428
Continental Resources, Inc. Company Guar. Notes 5.75% due 01/15/2031*	42,000	46,619
Diamondback Energy, Inc. Company Guar. Notes 3.50% due 12/01/2029	151,000	161,316
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.75% due 01/30/2028*	40,000	43,148
EOG Resources, Inc. Senior Bonds 4.95% due 04/15/2050	127,000	172,142
Hess Corp. Senior Notes 6.00% due 01/15/2040	196,000	242,131
Hess Corp. Senior Notes 7.13% due 03/15/2033	44,000	57,461
Hess Corp. Senior Notes 7.30% due 08/15/2031	875,000	1,144,815
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	149,000	148,318
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	158,000	195,300
Marathon Oil Corp. Senior Notes 6.80% due 03/15/2032	92,000	113,407
Noble Energy, Inc. Senior Notes 4.20% due 10/15/2049	72,000	93,827
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	102,000	146,518
Occidental Petroleum Corp. Senior Notes 5.88% due 09/01/2025	48,000	51,120
Occidental Petroleum Corp. Senior Notes 6.13% due 01/01/2031	36,000	38,527
Occidental Petroleum Corp. Senior Notes 6.38% due 09/01/2028	74,000	78,070
Pioneer Natural Resources Co. Senior Notes 1.90% due 08/15/2030	113,000	112,002
Southwestern Energy Co. Company Guar. Notes 7.50% due 04/01/2026	40,000	41,960
Southwestern Energy Co. Company Guar. Notes 8.38% due 09/15/2028	28,000	30,380
		3,165,822
Oil Companies-Integrated — 0.2%
BP Capital Markets America, Inc. Company Guar. Notes 2.77% due 11/10/2050	189,000	188,352
BP Capital Markets America, Inc. Company Guar. Notes 3.54% due 04/06/2027	355,000	404,018
BP Capital Markets America, Inc. Company Guar. Notes 3.63% due 04/06/2030	155,000	180,569
Chevron Corp. Senior Notes 1.55% due 05/11/2025	239,000	248,555
Chevron USA, Inc. Company Guar. Notes 1.02% due 08/12/2027	85,000	85,418
Exxon Mobil Corp. Senior Notes 4.23% due 03/19/2040	695,000	865,518
		1,972,430
Oil Field Machinery & Equipment — 0.0%
Hi Crush, Inc. Escrow Notes 9.50% due 08/01/2026*†	147,000	2,389

Oil Refining & Marketing — 0.3%
Marathon Petroleum Corp. Senior Notes 4.70% due 05/01/2025	960,000	1,099,733
PBF Holding Co. LLC/PBF Finance Corp. Company Guar. Notes 6.00% due 02/15/2028	94,000	53,698
Phillips 66 Company Guar. Notes 2.15% due 12/15/2030	119,000	120,805

241

Valero Energy Corp. Senior Notes 2.15% due 09/15/2027	1,196,000	1,222,030
Valero Energy Corp. Senior Notes 4.00% due 04/01/2029	210,000	236,252
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	385,000	448,699
		3,181,217
Oil-Field Services — 0.1%
Apergy Corp. Company Guar. Notes 6.38% due 05/01/2026	58,000	58,580
Archrock Partners LP/Archrock Partners Finance Corp. Company Guar. Notes 6.88% due 04/01/2027*	67,000	72,109
Halliburton Co. Senior Notes 2.92% due 03/01/2030	49,000	51,643
Halliburton Co. Senior Notes 4.75% due 08/01/2043	70,000	79,102
Halliburton Co. Senior Notes 4.85% due 11/15/2035	300,000	350,108
Nine Energy Service, Inc. Company Guar. Notes 8.75% due 11/01/2023*	116,000	51,620
Schlumberger Holdings Corp. Senior Notes 4.00% due 12/21/2025*	122,000	138,630
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	82,000	85,690
		887,482
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 4.75% due 08/15/2028*	80,000	82,800
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	224,000	283,976
Georgia-Pacific LLC Senior Notes 0.95% due 05/15/2026*	215,000	216,059
Georgia-Pacific LLC Senior Notes 1.75% due 09/30/2025*	256,000	267,649
		850,484
Petrochemicals — 0.0%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.30% due 05/01/2023*	114,000	120,665
Pharmacy Services — 0.3%
CVS Health Corp Senior Notes 4.13% due 04/01/2040	285,000	341,896
CVS Health Corp. Senior Notes 2.70% due 08/21/2040	53,000	53,618
CVS Health Corp. Senior Notes 4.25% due 04/01/2050	59,000	73,802
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	207,000	262,265
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	70,000	94,869
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	1,140,000	1,534,852
		2,361,302
Pipelines — 1.2%
Buckeye Partners LP Senior Notes
4.13% due 03/01/2025*	44,000	44,550
Buckeye Partners LP Senior Notes 4.50% due 03/01/2028*	60,000	61,800
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 3.70% due 11/15/2029	127,000	141,384
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029	19,000	20,098
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025	62,000	63,628
Cheniere Energy, Inc. Senior Sec. Notes 4.63% due 10/15/2028*	52,000	54,600
Colonial Enterprises, Inc. Company Guar. Notes 3.25% due 05/15/2030*	48,000	54,290
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp. Company Guar. Notes 4.15% due 08/15/2026*	73,000	82,950
DCP Midstream Operating LP Company Guar. Notes 5.63% due 07/15/2027	42,000	46,620
DCP Midstream Operating LP Company Guar. Notes 6.75% due 09/15/2037*	19,000	20,520

242

Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028	115,000	118,887
Energy Transfer Operating LP Company Guar. Notes 4.90% due 03/15/2035	171,000	188,265
Energy Transfer Operating LP Company Guar. Notes 4.95% due 06/15/2028	210,000	242,049
Energy Transfer Operating LP Company Guar. Notes 6.13% due 12/15/2045	1,422,000	1,679,804
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	41,000	32,672
Enterprise Products Operating LLC Company Guar. Notes 3.70% due 01/31/2051	130,000	143,101
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	93,000	109,041
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	109,000	106,275
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.50% due 10/01/2025	25,000	24,313
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 8.00% due 01/15/2027	44,000	43,569
Gray Oak Pipeline LLC Senior Notes 2.00% due 09/15/2023*	179,000	181,786
Gray Oak Pipeline LLC Senior Notes 3.45% due 10/15/2027*	107,000	111,763
Harvest Midstream I LP Senior Notes 7.50% due 09/01/2028*	98,000	104,248
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 5.00% due 02/01/2028*	109,000	109,817
Kinder Morgan Energy Partners LP Company Guar. Notes 3.50% due 03/01/2021	485,000	485,000
Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	113,000	137,948
MPLX LP Senior Notes 1.75% due 03/01/2026	265,000	274,250
MPLX LP Senior Notes 2.65% due 08/15/2030	97,000	101,657
MPLX LP Senior Notes 4.13% due 03/01/2027	25,000	28,833
MPLX LP Senior Notes 4.25% due 12/01/2027	560,000	657,536
MPLX LP Senior Notes 4.70% due 04/15/2048	155,000	183,811
MPLX LP Senior Notes 5.20% due 03/01/2047	310,000	377,107
MPLX LP Senior Notes 5.20% due 12/01/2047	155,000	187,278
MPLX LP Senior Notes 5.50% due 02/15/2049	55,000	72,425
NuStar Logistics LP Company Guar. Notes 6.38% due 10/01/2030	76,000	86,093
ONEOK Partners LP Company Guar. Notes
6.65% due 10/01/2036	74,000	93,499
ONEOK, Inc. Company Guar. Notes 3.10% due 03/15/2030	187,000	199,209
ONEOK, Inc. Company Guar. Bonds 4.45% due 09/01/2049	190,000	199,845
ONEOK, Inc. Company Guar. Notes 5.85% due 01/15/2026	345,000	413,456
ONEOK, Inc. Company Guar. Notes 6.00% due 06/15/2035	315,000	385,765
ONEOK, Inc. Company Guar. Notes 7.15% due 01/15/2051	110,000	151,915
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	680,000	761,955
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.30% due 01/31/2043	55,000	54,114
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030*	583,000	691,017
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.00% due 10/01/2027	305,000	334,925
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.35% due 05/15/2045	35,000	38,556

243

Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 4.88% due 02/01/2031*	62,000	67,555
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	510,000	527,157
Valero Energy Partners LP Company Guar. Notes 4.38% due 12/15/2026	164,000	189,839
Williams Cos., Inc. Senior Notes 4.90% due 01/15/2045	36,000	42,511
Williams Cos., Inc. Senior Notes 5.10% due 09/15/2045	125,000	154,495
Williams Cos., Inc. Senior Notes 5.75% due 06/24/2044	190,000	246,249
Williams Cos., Inc. Senior Notes 6.30% due 04/15/2040	119,000	158,263
		11,088,293
Poultry — 0.0%
Pilgrim’s Pride Corp. Company Guar. Notes 5.88% due 09/30/2027*	80,000	86,769
Protection/Safety — 0.0%
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.25% due 04/15/2024*	99,000	105,682
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.75% due 04/15/2026*	75,000	82,125
Prime Security Services Borrower LLC/Prime Finance, Inc. Sec. Notes 6.25% due 01/15/2028*	45,000	48,312
		236,119
Real Estate Investment Trusts — 0.9%
American Tower Corp. Senior Notes 1.50% due 01/31/2028	875,000	880,468
American Tower Corp. Senior Notes 2.10% due 06/15/2030	330,000	338,714
American Tower Corp. Senior Notes 2.40% due 03/15/2025	555,000	589,944
American Tower Corp. Senior Notes 2.95% due 01/15/2051	620,000	621,479
American Tower Corp. Senior Notes 3.10% due 06/15/2050	112,000	115,363
Brixmor Operating Partnership LP Senior Notes 4.05% due 07/01/2030	840,000	964,130
Columbia Property Trust Operating Partnership LP Company Guar. Notes 4.15% due 04/01/2025	182,000	191,944
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025	88,000	91,032
Equinix, Inc. Senior Notes 1.80% due 07/15/2027	115,000	118,380
ESH Hospitality, Inc. Company Guar. Notes 4.63% due 10/01/2027*	75,000	76,875
Federal Realty Investment Trust Senior Notes 1.25% due 02/15/2026	166,000	169,047
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes
4.00% due 01/15/2031	665,000	725,661
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	575,000	665,246
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	48,000	55,088
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.75% due 06/01/2028	185,000	219,125
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 3.75% due 09/15/2030*	21,000	21,788
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 5.25% due 07/15/2024*	78,000	81,120
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 6.00% due 04/15/2025*	31,000	33,170
Hospitality Properties Trust Senior Notes 4.38% due 02/15/2030	25,000	24,375
Host Hotels & Resorts LP Senior Notes 3.38% due 12/15/2029	64,000	65,826
Host Hotels & Resorts LP Senior Notes 3.50% due 09/15/2030	183,000	192,798
iStar, Inc. Senior Notes 4.25% due 08/01/2025	33,000	32,588

244

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. Company Guar. Notes 4.25% due 02/01/2027*	100,000	98,250
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.75% due 02/01/2027	75,000	84,140
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 3.50% due 03/15/2031	33,000	34,073
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	55,000	58,506
Omega Healthcare Investors, Inc. Company Guar. Notes 3.38% due 02/01/2031	107,000	112,171
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer Senior Sec. Notes 5.88% due 10/01/2028*	75,000	79,875
Piedmont Operating Partnership LP Company Guar. Notes 3.15% due 08/15/2030	139,000	142,327
Rexford Industrial Realty LP Company Guar. Notes 2.13% due 12/01/2030	54,000	54,071
Sabra Health Care LP Company Guar. Notes 5.13% due 08/15/2026	67,000	74,699
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2050*	550,000	585,557
Service Properties Trust Senior Notes 4.75% due 10/01/2026	14,000	13,825
Service Properties Trust Company Guar. Notes 5.50% due 12/15/2027	7,000	7,654
Simon Property Group LP Senior Notes 3.25% due 09/13/2049	100,000	102,416
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	105,000	107,625
Starwood Property Trust, Inc. Senior Notes 5.50% due 11/01/2023*	14,000	14,630
VEREIT Operating Partnership LP Company Guar. Notes 2.20% due 06/15/2028	45,000	46,014
VEREIT Operating Partnership LP Company Guar. Notes 2.85% due 12/15/2032	117,000	122,341
VEREIT Operating Partnership LP Company Guar. Notes 3.40% due 01/15/2028	165,000	182,151
		8,194,486
Real Estate Management/Services — 0.0%
Cushman & Wakefield US Borrower LLC Senior Sec. Notes 6.75% due 05/15/2028*	60,000	66,150
Newmark Group, Inc. Senior Notes 6.13% due 11/15/2023	80,000	86,917
		153,067
Recycling — 0.0%
Harsco Corp. Company Guar. Notes 5.75% due 07/31/2027*	95,000	100,462
Rental Auto/Equipment — 0.1%
Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	120,000	87,600
Ashtead Capital, Inc. Company Guar. Notes 4.38% due 08/15/2027*	1,000,000	1,056,250
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes
5.75% due 07/15/2027*	64,000	65,360
		1,209,210
Research & Development — 0.0%
Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 5.00% due 06/15/2028*	52,000	55,510

Resorts/Theme Parks — 0.0%
SeaWorld Parks & Entertainment, Inc. Senior Sec. Notes 8.75% due 05/01/2025*	65,000	70,200
Six Flags Entertainment Corp. Company Guar. Notes 5.50% due 04/15/2027*	75,000	77,062
Six Flags Theme Parks, Inc. Senior Sec. Notes 7.00% due 07/01/2025*	7,000	7,560
		154,822
Retail-Apparel/Shoe — 0.0%
Ross Stores, Inc. Senior Notes 1.88% due 04/15/2031	156,000	156,619
Retail-Appliances — 0.0%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	59,000	57,820

245

Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc. Company Guar. Notes 1.75% due 10/01/2027	90,000	91,403
Advance Auto Parts, Inc. Company Guar. Notes 3.90% due 04/15/2030	122,000	140,293
AutoZone, Inc. Senior Notes 3.63% due 04/15/2025	335,000	375,255
Genuine Parts Co. Senior Notes 1.88% due 11/01/2030	107,000	106,182
		713,133
Retail-Automobile — 0.0%
AutoNation, Inc. Senior Notes 4.75% due 06/01/2030	80,000	96,267
Retail-Building Products — 0.4%
Home Depot, Inc. Senior Bonds 3.30% due 04/15/2040	1,335,000	1,573,433
Lowe’s Cos., Inc. Senior Notes 1.70% due 10/15/2030	1,365,000	1,382,987
Lowe’s Cos., Inc. Senior Notes 3.38% due 09/15/2025	985,000	1,099,398
		4,055,818
Retail-Pawn Shops — 0.0%
FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	368,000	379,500
Retail-Petroleum Products — 0.0%
Murphy Oil USA, Inc. Company Guar. Notes 4.75% due 09/15/2029	60,000	63,825
Retail-Regional Department Stores — 0.0%
Kohl’s Corp. Senior Notes 5.55% due 07/17/2045	211,000	227,295
Kohl’s Corp. Senior Notes 9.50% due 05/15/2025	58,000	75,232
		302,527
Retail-Restaurants — 0.2%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	43,000	44,828
Dave & Buster’s, Inc. Senior Sec. Notes 7.63% due 11/01/2025*	75,000	78,937
Golden Nugget, Inc. Senior Notes 6.75% due 10/15/2024*	80,000	79,426
McDonald’s Corp. Senior Notes 3.35% due 04/01/2023	460,000	490,026
McDonald’s Corp. Senior Notes 3.63% due 09/01/2049	832,000	976,367
McDonald’s Corp. Senior Notes 4.20% due 04/01/2050	221,000	284,115
		1,953,699
Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	125,000	141,434
Savings & Loans/Thrifts — 0.1%
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	259,000	275,484
New York Community Bancorp, Inc. Sub. Notes 5.90% due 11/06/2028	293,000	304,137
		579,621
Schools — 0.1%
Howard University Notes
2.29% due 10/01/2026	100,000	101,535
Howard University Notes 2.70% due 10/01/2029	250,000	257,095
Howard University Notes 2.80% due 10/01/2030	100,000	104,334
Howard University Notes 2.90% due 10/01/2031	100,000	105,439
Howard University Notes 3.48% due 10/01/2041	95,000	97,475
		665,878
Security Services — 0.0%
Brink’s Co. Company Guar. Notes 4.63% due 10/15/2027*	45,000	47,025
Brink’s Co. Company Guar. Notes 5.50% due 07/15/2025*	29,000	30,958
		77,983
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 4.20% due 05/01/2030	103,000	121,997
Steel-Producers — 0.1%
Commercial Metals Co. Senior Notes 5.75% due 04/15/2026	57,000	58,852

246

Reliance Steel & Aluminum Co. Senior Notes 2.15% due 08/15/2030	132,000	135,620
Steel Dynamics, Inc. Senior Notes 2.80% due 12/15/2024	463,000	497,767
		692,239
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc. Senior Notes 5.45% due 11/15/2079	237,000	325,349
Telephone-Integrated — 1.2%
AT&T, Inc. Senior Notes 3.50% due 02/01/2061	1,955,000	1,947,140
AT&T, Inc. Senior Notes 3.55% due 09/15/2055*	39,000	38,868
AT&T, Inc. Senior Notes 3.65% due 09/15/2059*	1,177,000	1,188,462
AT&T, Inc. Senior Notes 3.80% due 12/01/2057*	617,000	644,726
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	301,000	365,244
AT&T, Inc. Senior Notes 4.85% due 07/15/2045	116,000	142,887
AT&T, Inc. Senior Notes 4.90% due 08/15/2037	344,000	431,376
CenturyLink, Inc. Senior Notes 5.13% due 12/15/2026*	61,000	64,414
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024	77,000	87,202
Frontier Communications Corp. Senior Sec. Notes 5.00% due 05/01/2028*	75,000	78,188
Verizon Communications, Inc. Senior Notes 1.50% due 09/18/2030	217,000	213,770
Verizon Communications, Inc. Senior Notes 2.65% due 11/20/2040	440,000	444,297
Verizon Communications, Inc. Senior Notes 2.88% due 11/20/2050	265,000	267,015
Verizon Communications, Inc. Senior Notes 2.99% due 10/30/2056*	1,524,000	1,534,078
Verizon Communications, Inc. Senior Notes 3.00% due 11/20/2060	97,000	97,974
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	69,000	85,579
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	62,000	77,372
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	1,815,000	2,290,185
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	1,115,000	1,454,650
Zayo Group Holdings, Inc. Senior Notes 6.13% due 03/01/2028*	56,000	59,220
		11,512,647
Television — 0.3%
Belo Corp. Company Guar. Notes 7.25% due 09/15/2027	45,000	51,750
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	102,000	118,830
Scripps Escrow II, Inc. Senior Notes
5.38% due 01/15/2031*	7,000	7,297
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	463,000	547,020
ViacomCBS, Inc. Senior Notes 4.20% due 05/19/2032	225,000	271,158
ViacomCBS, Inc. Senior Notes 4.95% due 01/15/2031	1,530,000	1,920,346
		2,916,401
Theaters — 0.0%
Live Nation Entertainment, Inc. Senior Sec. Notes 3.75% due 01/15/2028*	15,000	15,156
Live Nation Entertainment, Inc. Company Guar. Notes 4.75% due 10/15/2027*	56,000	57,396
		72,552
Tobacco — 0.7%
Altria Group, Inc. Company Guar. Notes 2.35% due 05/06/2025	340,000	361,245
Altria Group, Inc. Company Guar. Notes 2.63% due 09/16/2026	785,000	847,391
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	700,000	739,401
Altria Group, Inc. Company Guar. Notes 5.80% due 02/14/2039	785,000	1,034,295

247

BAT Capital Corp. Company Guar. Notes 2.26% due 03/25/2028	360,000	373,696
BAT Capital Corp. Company Guar. Notes 2.73% due 03/25/2031	250,000	258,936
BAT Capital Corp. Company Guar. Notes 2.79% due 09/06/2024	1,905,000	2,036,498
Philip Morris International, Inc. Senior Notes 2.10% due 05/01/2030	815,000	850,002
Philip Morris International, Inc. Senior Notes 4.13% due 03/04/2043	475,000	581,474
		7,082,938
Tools-Hand Held — 0.0%
Stanley Black & Decker, Inc. Senior Notes 3.40% due 03/01/2026	107,000	121,162
Transactional Software — 0.1%
Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*	763,000	781,121
Transport-Air Freight — 0.0%
Cargo Aircraft Management, Inc. Company Guar. Notes 4.75% due 02/01/2028*	75,000	77,344
Transport-Equipment & Leasing — 0.0%
GATX Corp. Senior Notes 4.00% due 06/30/2030	89,000	105,180
GATX Corp. Senior Notes 4.35% due 02/15/2024	203,000	224,090
		329,270
Transport-Marine — 0.0%
Kirby Corp. Senior Notes 4.20% due 03/01/2028	118,000	130,879
Transport-Rail — 0.1%
Kansas City Southern Company Guar. Notes 2.88% due 11/15/2029	93,000	100,812
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	70,000	88,125
Norfolk Southern Corp. Senior Notes 4.10% due 05/15/2049	151,000	189,909
Union Pacific Corp. Senior Notes 2.97% due 09/16/2062*	810,000	846,036
Union Pacific Corp. Senior Notes 3.84% due 03/20/2060	80,000	99,027
		1,323,909
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 4.25% due 05/15/2030	685,000	832,284
FedEx Corp. Pass Through Trust Senior Sec. Notes Series 2020-1, Class AA 1.88% due 08/20/2035	171,000	176,073
United Parcel Service, Inc. Senior Notes 3.90% due 04/01/2025	88,000	99,421
		1,107,778
Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.70% due 11/01/2024*	585,000	626,725
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.35% due 11/01/2029*	31,000	33,746
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes
3.40% due 11/15/2026*	176,000	195,702
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.00% due 07/15/2025*	530,000	601,028
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.20% due 04/01/2027*	86,000	98,942
		1,556,143
Vitamins & Nutrition Products — 0.0%
HLF Financing SARL LLC/Herbalife International, Inc. Company Guar. Notes 7.25% due 08/15/2026*	70,000	74,265
Water — 0.1%
American Water Capital Corp. Senior Notes 2.80% due 05/01/2030	315,000	347,723
American Water Capital Corp. Senior Notes 4.15% due 06/01/2049	255,000	337,637
Essential Utilities, Inc. Senior Bonds 3.35% due 04/15/2050	76,000	84,700
		770,060

248

Web Portals/ISP — 0.1%
Alphabet, Inc. Senior Notes 2.05% due 08/15/2050	710,000	677,645
Total U.S. Corporate Bonds & Notes (cost $247,781,092)		272,857,839

FOREIGN CORPORATE BONDS & NOTES — 5.2%
Aerospace/Defense — 0.0%
BAE Systems PLC Senior Notes 3.40% due 04/15/2030*	206,000	233,372
Agricultural Chemicals — 0.0%
Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*	150,000	152,062
Yara International ASA Senior Notes 3.15% due 06/04/2030*	51,000	55,222
		207,284
Agricultural Operations — 0.1%
Kernel Holding SA Senior Notes 6.50% due 10/17/2024	540,000	572,400
Airlines — 0.0%
Delta Air Lines/Skymiles Senior Sec. Notes 4.50% due 10/20/2025*	21,524	23,006
Delta Air Lines/Skymiles Senior Sec. Notes 4.75% due 10/20/2028*	16,000	17,464
		40,470
Airport Development/Maintenance — 0.1%
International Airport Finance SA Senior Sec. Notes 12.00% due 03/15/2033*	947,799	940,691
Banks-Commercial — 0.4%
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Senior Notes 5.38% due 04/17/2025*	154,000	176,924
Bank of Montreal Senior Notes 2.05% due 11/01/2022	347,000	358,058
Canadian Imperial Bank of Commerce Senior Notes 0.50% due 12/14/2023	119,000	119,342
Canadian Imperial Bank of Commerce Senior Notes 0.95% due 10/23/2025	85,000	86,209
Canadian Imperial Bank of Commerce Senior Notes 2.25% due 01/28/2025	207,000	219,879
Cooperatieve Rabobank UA Senior Notes 1.00% due 09/24/2026*	286,000	288,043
Danske Bank A/S Senior Notes 3.88% due 09/12/2023*	200,000	215,505
Danske Bank A/S Senior Notes 5.00% due 01/12/2022*	435,000	454,122
Danske Bank A/S Senior Notes 5.38% due 01/12/2024*	455,000	513,313
Grupo Aval, Ltd. Company Guar. Notes 4.38% due 02/04/2030*	200,000	213,000
ING Groep NV Senior Notes 1.40% due 07/01/2026*	261,000	265,386
National Bank of Canada Company Guar. Notes 0.55% due 11/15/2024	250,000	250,702
Standard Chartered PLC Sub. Notes 3.27% due 02/18/2036*	200,000	209,396
		3,369,879
Banks-Special Purpose — 0.0%
Industrial Bank of Korea Senior Notes 1.04% due 06/22/2025*	341,000	345,099
Beverages-Non-alcoholic — 0.0%
Coca-Cola Femsa SAB de CV Company Guar. Notes 1.85% due 09/01/2032	164,000	164,205
Beverages-Wine/Spirits — 0.1%
Diageo Capital PLC Company Guar. Notes 2.00% due 04/29/2030	1,088,000	1,134,577
Building-Residential/Commercial — 0.0%
Mattamy Group Corp. Senior Notes 5.25% due 12/15/2027*	56,000	59,220
Cellular Telecom — 0.3%
Colombia Telecomunicaciones SA ESP Senior Notes 4.95% due 07/17/2030*	209,000	231,990
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	200,000	210,500
Telefonica Celular del Paraguay SA Senior Notes 5.88% due 04/15/2027*	735,000	782,775
VEON Holdings BV Senior Notes 3.38% due 11/25/2027*	415,000	426,458
Vodafone Group PLC Senior Notes 4.88% due 06/19/2049	93,000	124,285
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048	76,000	105,864

249

Vodafone Group PLC Senior Notes 6.15% due 02/27/2037	650,000	937,121
		2,818,993
Chemicals-Diversified — 0.0%
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030*	202,000	207,302
Chemicals-Other — 0.0%
MEGlobal Canada ULC Company Guar. Notes 5.00% due 05/18/2025*	200,000	225,000
Chemicals-Specialty — 0.0%
Albemarle Wodgina Pty, Ltd. Company Guar. Notes 3.45% due 11/15/2029	147,000	156,447
Computer Software — 0.0%
Camelot Finance SA Senior Sec. Notes 4.50% due 11/01/2026*	50,000	52,187
Containers-Paper/Plastic — 0.0%
Cascades, Inc./Cascades USA, Inc. Company Guar. Notes 5.38% due 01/15/2028*	70,000	74,397
Intertape Polymer Group, Inc. Company Guar. Notes 7.00% due 10/15/2026*	80,000	84,841
		159,238
Cruise Lines — 0.0%
Carnival Corp. Senior Notes 7.63% due 03/01/2026*	16,000	17,432
NCL Corp., Ltd. Senior Notes 3.63% due 12/15/2024*	105,000	99,750
NCL Corp., Ltd. Company Guar. Notes 5.88% due 03/15/2026*	26,000	27,347
Silversea Cruise Finance, Ltd. Senior Sec. Notes 7.25% due 02/01/2025*	70,000	72,450
Viking Cruises, Ltd. Senior Sec. Notes 13.00% due 05/15/2025*	10,000	11,950
VOC Escrow, Ltd. Senior Sec. Notes 5.00% due 02/15/2028*	75,000	74,438
		303,367
Diversified Banking Institutions — 0.9%
Banco Santander SA Senior Notes 2.71% due 06/27/2024	200,000	213,555
Barclays PLC Sub. Notes 3.56% due 09/23/2035	408,000	442,084

250

BNP Paribas SA Senior Notes 2.22% due 06/09/2026*	705,000	737,875
BNP Paribas SA Senior Notes 4.71% due 01/10/2025*	248,000	275,635
Credit Suisse Group AG Senior Notes 2.19% due 06/05/2026*	250,000	261,263
Deutsche Bank AG Senior Notes 2.22% due 09/18/2024	150,000	154,311
HSBC Holdings PLC Senior Notes 1.59% due 05/24/2027	785,000	798,280
HSBC Holdings PLC Senior Notes 4.29% due 09/12/2026	200,000	227,936
JPMorgan Chase & Co. Senior Notes 3.96% due 01/29/2027	1,560,000	1,792,576
JPMorgan Chase & Co. Senior Notes 4.02% due 12/05/2024	675,000	743,599
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.19% due 02/25/2025	206,000	217,618
Mizuho Financial Group, Inc. Senior Notes 2.56% due 09/13/2025	332,000	350,698
Natwest Group PLC Sub. Notes 3.03% due 11/28/2035	200,000	206,842
NatWest Markets PLC Senior Notes 2.38% due 05/21/2023*	200,000	208,055
Royal Bank of Scotland Group PLC Senior Notes 2.36% due 05/22/2024	226,000	235,162
UniCredit SpA Senior Notes 2.57% due 09/22/2026*	350,000	357,229
UniCredit SpA Sub. Bonds 5.46% due 06/30/2035*	340,000	374,115
UniCredit SpA Senior Notes 6.57% due 01/14/2022*	610,000	642,829
		8,239,662
Diversified Financial Services — 0.2%
Fairstone Financial, Inc. Senior Notes 7.88% due 07/15/2024*	90,000	95,400
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	687,000	819,966

251

Power Finance Corp., Ltd. Senior Notes 3.95% due 04/23/2030*	975,000	1,039,379
		1,954,745
Diversified Manufacturing Operations — 0.0%
Trane Technologies Luxembourg Finance SA Company Guar. Notes 4.50% due 03/21/2049	175,000	228,137
Diversified Minerals — 0.3%
Anglo American Capital PLC Company Guar. Notes 2.63% due 09/10/2030*	430,000	449,646
Anglo American Capital PLC Company Guar. Notes 4.88% due 05/14/2025*	1,170,000	1,353,406
Anglo American Capital PLC Company Guar. Notes 5.63% due 04/01/2030*	205,000	260,479
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 4.50% due 09/15/2027*	79,000	87,768
Teck Resources, Ltd. Senior Notes 6.25% due 07/15/2041	238,000	304,278
		2,455,577
E-Commerce/Products — 0.1%
Alibaba Group Holding, Ltd. Senior Notes 3.40% due 12/06/2027	465,000	520,568
Electric-Generation — 0.1%
Centrais Eletricas Brasileiras SA Senior Notes 3.63% due 02/04/2025*	215,000	223,065
Minejesa Capital BV Senior Sec. Notes 4.63% due 08/10/2030	200,000	215,300
		438,365
Electronic Components-Semiconductors — 0.0%
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 3.15% due 05/01/2027*	105,000	115,768
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 4.30% due 06/18/2029*	49,000	58,399
		174,167
Finance-Consumer Loans — 0.0%
goeasy, Ltd. Company Guar. Notes 5.38% due 12/01/2024*	64,000	66,560
Food-Meat Products — 0.1%
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.75% due 06/15/2025*	20,000	20,650
Minerva Luxembourg SA Company Guar. Notes 6.50% due 09/20/2026	485,000	509,255
		529,905
Gold Mining — 0.0%
AngloGold Ashanti Holdings PLC Company Guar. Notes 3.75% due 10/01/2030	208,000	223,576
Insurance-Life/Health — 0.0%
Athene Holding, Ltd. Senior Notes 3.50% due 01/15/2031	131,000	138,442
Manulife Financial Corp. Sub. Notes 4.06% due 02/24/2032	143,000	156,357
		294,799
Insurance-Property/Casualty — 0.0%
Ascot Group, Ltd. Senior Notes 4.25% due 12/15/2030*	64,000	65,200
Enstar Group, Ltd. Senior Notes 4.95% due 06/01/2029	244,000	276,005
		341,205
Internet Content-Information/News — 0.2%
Tencent Holdings, Ltd. Senior Notes
1.81% due 01/26/2026*	330,000	337,183
Tencent Holdings, Ltd.
Senior Notes
2.39% due 06/03/2030*	730,000	750,119
Tencent Holdings, Ltd. Senior Notes 3.60% due 01/19/2028*	695,000	767,232
		1,854,534
Investment Companies — 0.0%
Huarong Finance II Co., Ltd. Company Guar. Notes 4.63% due 06/03/2026	200,000	222,224
Medical-Biomedical/Gene — 0.2%
Royalty Pharma PLC Company Guar. Notes 1.75% due 09/02/2027*	60,000	61,738
Royalty Pharma PLC Company Guar. Notes 2.20% due 09/02/2030*	660,000	677,767
Royalty Pharma PLC Company Guar. Notes 3.30% due 09/02/2040*	310,000	325,953

252

Royalty Pharma PLC Company Guar. Notes 3.55% due 09/02/2050*		465,000	495,434
			1,560,892
Medical-Drugs — 0.3%
AstraZeneca PLC Senior Notes 2.13% due 08/06/2050		49,000	45,854
AstraZeneca PLC Senior Notes 6.45% due 09/15/2037		315,000	486,161
Endo Dac/Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 06/30/2028*		76,000	64,600
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021		316,000	320,121
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026		266,000	297,570
Takeda Pharmaceutical Co., Ltd. Senior Notes 2.05% due 03/31/2030		295,000	301,959
Takeda Pharmaceutical Co., Ltd. Senior Notes 3.03% due 07/09/2040		345,000	364,081
Takeda Pharmaceutical Co., Ltd. Senior Bonds 3.18% due 07/09/2050		204,000	217,520
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026		750,000	720,945
			2,818,811
Medical-Hospitals — 0.1%
Rede D’or Finance SARL Company Guar. Notes 4.50% due 01/22/2030*		1,220,000	1,271,850
Metal-Copper — 0.0%
First Quantum Minerals, Ltd. Company Guar. Notes 6.50% due 03/01/2024*		200,000	205,500
Metal-Iron — 0.1%
Mineral Resources, Ltd. Senior Notes 8.13% due 05/01/2027*		75,000	82,969
Vale Overseas, Ltd. Company Guar. Notes 3.75% due 07/08/2030		915,000	1,017,946
			1,100,915
Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 2.95% due 07/15/2030		87,000	93,060
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*		102,000	105,065
MEG Energy Corp. Company Guar. Notes 7.13% due 02/01/2027*		65,000	67,113
Tullow Oil PLC Company Guar. Notes 7.00% due 03/01/2025*		540,000	359,100
			624,338
Oil Companies-Integrated — 0.2%
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027		90,000	98,282
Equinor ASA Company Guar. Notes 1.75% due 01/22/2026		373,000	391,829
Equinor ASA Company Guar. Notes 3.63% due 04/06/2040		330,000	395,369
Petro-Canada Senior Notes 5.95% due 05/15/2035		69,000	89,347
Petroleos Mexicanos Company Guar. Notes
6.38% due 01/23/2045		34,000	31,161
Petroleos Mexicanos Company Guar. Notes 6.49% due 01/23/2027		34,000	35,904
Petroleos Mexicanos Company Guar. Notes 6.50% due 03/13/2027		25,000	26,330
Petroleos Mexicanos Company Guar. Notes 6.63% due 06/15/2035		34,000	33,660
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047		34,000	31,875
Saudi Arabian Oil Co. Senior Notes 1.63% due 11/24/2025*		200,000	204,945
Saudi Arabian Oil Co. Senior Notes 2.25% due 11/24/2030*		320,000	325,870
Total Capital International SA Company Guar. Notes 3.46% due 07/12/2049		67,000	77,947
YPF SA Senior Notes 16.50% due 05/09/2022*	ARS	22,904,817	113,471
			1,855,990
Oil-Field Services — 0.1%
Borets Finance DAC Company Guar. Notes 6.00% due 09/17/2026*		985,000	1,028,143

253

Paper & Related Products — 0.1%
Suzano Austria GmbH Company Guar. Notes 3.75% due 01/15/2031		141,000	149,601
Suzano Austria GmbH Company Guar. Notes 5.00% due 01/15/2030		960,000	1,090,205
			1,239,806
Petrochemicals — 0.1%
Alpek SAB de CV Company Guar. Notes 4.25% due 09/18/2029*		345,000	378,292
Pipelines — 0.3%
Galaxy Pipeline Assets Bidco, Ltd. Senior Sec. Notes 2.63% due 03/31/2036*		1,140,000	1,182,558
TransCanada PipeLines, Ltd. Senior Notes 4.10% due 04/15/2030		1,180,000	1,395,737
			2,578,295
Real Estate Investment Trusts — 0.0%
Trust Fibro Uno Senior Notes 6.39% due 01/15/2050		200,000	234,300
Retail-Convenience Store — 0.0%
Alimentation Couche-Tard, Inc. Senior Notes 3.80% due 01/25/2050*		230,000	272,493
Retail-Petroleum Products — 0.0%
eG Global Finance PLC Senior Sec. Notes 6.75% due 02/07/2025*		200,000	206,000
Satellite Telecom — 0.0%
Telesat Canada/Telesat LLC Senior Sec. Notes 4.88% due 06/01/2027*		41,000	42,435
Telesat Canada/Telesat LLC Company Guar. Notes 6.50% due 10/15/2027*		100,000	104,500
			146,935
Security Services — 0.0%
Garda World Security Corp. Senior Sec. Notes 4.63% due 02/15/2027*		55,000	55,550
GW B-CR Security Corp. Senior Notes 9.50% due 11/01/2027*		22,000	24,365
			79,915
Semiconductor Components-Integrated Circuits — 0.3%
NXP BV/NXP Funding LLC Company Guar. Notes 4.63% due 06/01/2023*		295,000	322,443
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*		1,292,000	1,457,272
NXP BV/NXP Funding LLC Company Guar. Notes 5.55% due 12/01/2028*		275,000	350,406
TSMC Global, Ltd. Company Guar. Notes 0.75% due 09/28/2025*		200,000	199,208
			2,329,329
Steel-Producers — 0.1%
Metinvest BV Company Guar. Notes 5.63% due 06/17/2025*	EUR	360,000	455,187
SupraNational Banks — 0.1%
African Development Bank Senior Notes 0.75% due 04/03/2023		171,000	173,032
European Bank for Reconstruction & Development Senior Notes 1.50% due 02/13/2025		230,000	238,365
International Bank for Reconstruction & Development Senior Notes 0.75% due 11/24/2027		248,000	248,169
International Bank for Reconstruction & Development Senior Notes
3.13% due 11/20/2025		164,000	185,166
International Finance Corp. Senior Notes 0.50% due 03/20/2023		259,000	260,778
			1,105,510
Telephone-Integrated — 0.1%
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047		225,000	288,407
Telefonica Emisiones SAU Company Guar. Notes 5.52% due 03/01/2049		285,000	384,576
			672,983
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 1.67% due 03/25/2026		375,000	383,857
Transport-Rail — 0.0%
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115		59,000	98,784
Vitamins & Nutrition Products — 0.0%
Herbalife Nutrition, Ltd./HLF Financing, Inc. Company Guar. Notes 7.88% due 09/01/2025*		31,000	33,868

254

Wireless Equipment — 0.0%
Nokia Oyi Senior Notes 4.38% due 06/12/2027	315,000	343,548
Total Foreign Corporate Bonds & Notes (cost $47,687,459)		49,559,296
U.S. GOVERNMENT AGENCIES — 23.7%
Federal Home Loan Bank — 0.1%
1.88% due 12/09/2022	1,000,000	1,033,673
Federal Home Loan Mtg. Corp. — 2.1%
2.36% (6 ML+1.49%) due 02/01/2037 FRS	11,438	11,823
2.38% due 01/13/2022	1,097,000	1,122,363
2.50% due 01/01/2028	73,236	77,080
2.50% due 04/01/2028	249,486	263,816
2.50% due 03/01/2031	150,001	156,788
2.50% due 10/01/2032	199,704	208,624
2.50% due 11/01/2032	735,532	786,922
3.00% due 08/01/2027	178,320	187,866
3.00% due 10/01/2042	198,532	217,179
3.00% due 11/01/2042	199,978	213,429
3.00% due 02/01/2043	376,942	406,340
3.00% due 04/01/2043	201,756	214,223
3.00% due 08/01/2043	821,130	880,157
3.00% due 07/01/2045	612,309	645,726
3.00% due 10/01/2045	304,778	320,990
3.00% due 08/01/2046	367,996	387,063
3.38% (12 ML+1.88%) due 11/01/2037 FRS	111,280	117,497
3.50% due 01/01/2032	482,822	517,838
3.50% due 11/01/2041	158,590	171,945
3.50% due 03/01/2042	86,030	93,585
3.50% due 08/01/2042	170,505	186,510
3.50% due 09/01/2043	49,530	53,638
3.50% due 03/01/2045	434,258	465,875
3.50% due 07/01/2045	1,116,558	1,209,555
3.50% due 08/01/2045	248,676	270,450
3.50% due 10/01/2045	367,523	393,355
3.50% due 11/01/2045	476,755	510,618
3.50% due 01/01/2046	17,020	18,337
3.50% due 11/01/2047	491,177	521,371
4.00% due 09/01/2040	118,693	129,833
4.00% due 07/01/2044	197,284	215,021
4.00% due 10/01/2045	171,292	185,814
4.00% due 07/01/2049	133,658	144,861
4.00% due 01/01/2050	308,089	328,668
4.50% due 07/01/2045	664,011	744,681
4.50% due 05/01/2048	317,477	345,019
5.00% due 09/01/2031	309,048	341,292
5.00% due 11/01/2043	265,974	308,823
5.00% due 04/01/2048	295,865	327,207
5.50% due 01/01/2036	105,436	123,986
6.00% due 03/01/2040	7,723	9,192
6.25% due 07/15/2032	206,000	318,274
6.75% due 03/15/2031	100,000	154,081
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K013, Class X1 0.50% due 01/25/2021(1)(3)(5)	564,379	6
Series K064, Class X1 0.61% due 03/25/2027(1)(3)(5)	5,102,614	171,681
Series K122, Class X1 0.88% due 11/25/2030(1)(3)(5)	890,000	66,283
Series K121, Class X1 1.03% due 10/25/2030(1)(3)(5)	1,634,000	138,351
Series K114, Class X1 1.12% due 06/25/2030(1)(3)(5)	2,898,613	266,237
Series K104, Class X1 1.13% due 01/25/2030(1)(3)(5)	2,502,061	219,669
Series K111, Class X1 1.57% due 05/25/2030(1)(3)(5)	1,123,900	141,800
Federal Home Loan Mtg. Corp.,
REMIC
Series 4216, Class KQ 1.70% due 10/15/2039(2)	349,801	354,810
Series 4961, Class JB 2.50% due 12/15/2042(2)	615,339	641,941
Series 3883, Class PB 3.00% due 05/15/2041(2)	200,541	216,790
Series 4740, Class BA
3.00% due 09/15/2045(2)	252,651	260,268
Federal Home Loan Mtg. Corp. SCRT
Series 2020-1, Class MA 2.50% due 08/25/2059(2)	560,797	590,670
Series 2019-3, Class MV 3.50% due 10/25/2058(2)	237,311	264,851
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2018-HRP1, Class M2 1.80% (1 ML+1.65%) due 04/25/2043*(2)	84,251	82,872
Series 2019-HQA3, Class M2 2.00% (1 ML + 1.85%) due 09/25/2049*(2)	343,975	339,615
Series 2019-DNA3, Class M2 2.20% (1 ML + 2.05%) due 07/25/2049*(2)	468,457	465,840
Series 2019-HQA1, Class M2 2.50% (1 ML + 2.35%) due 02/25/2049*(2)	854,226	852,049
Series 2019-DNA2, Class M2 2.60% (1 ML+2.45%) due 03/25/2049*(2)	554,570	553,159
		19,934,607

255

Federal National Mtg. Assoc. — 5.2%
1.88% due 09/24/2026	837,000	905,006
1.90% (6 ML+1.54%) due 09/01/2035 FRS	102,760	106,620
2.00% due 07/01/2035	941,990	984,685
2.00% due 11/01/2035	397,670	419,322
2.00% due 12/01/2050	997,543	1,036,332
2.33% (12 ML+1.83%) due 10/01/2040 FRS	42,817	44,655
2.33% (12 ML+1.82%) due 10/01/2040 FRS	23,907	24,950
2.50% due 04/01/2028	184,232	194,758
2.50% due 08/01/2031	587,421	613,454
2.50% due 01/01/2032	703,072	734,858
2.50% due 05/01/2050	756,440	802,551
2.50% due 06/01/2050	904,472	954,278
2.50% due 07/01/2050	1,291,844	1,372,526
2.63% due 09/06/2024	2,025,000	2,202,435
2.79% (12 ML+1.77%) due 05/01/2040 FRS	99,317	103,464
2.82% (12 ML+1.57%) due 05/01/2037 FRS	18,565	19,301
2.95% (12 ML+1.91%) due 08/01/2035 FRS	67,165	70,637
3.00% due 10/01/2027	207,490	218,037
3.00% due 10/01/2030	223,051	234,365
3.00% due 07/01/2034	621,372	651,432
3.00% due 03/01/2042	321,213	341,434
3.00% due 12/01/2042	106,809	113,868
3.00% due 05/01/2043	228,567	243,141
3.00% due 02/01/2045	161,312	170,121
3.00% due 08/01/2046	340,481	366,656
3.00% due 09/01/2046	202,189	212,639
3.00% due 12/01/2046	315,510	331,714
3.00% due 01/01/2047	139,093	146,160
3.00% due 04/01/2047	1,016,323	1,070,531
3.00% due 09/01/2048	454,378	476,650
3.00% due 11/01/2048	633,382	663,630
3.00% due 06/01/2049	507,581	545,987
3.00% due 03/01/2050	854,697	908,001
3.04% (1 Yr USTYCR+2.26%) due 11/01/2036 FRS	39,683	41,765
3.06% (1 Yr USTYCR+2.22%) due 10/01/2035 FRS	87,159	91,552
3.11% (12 ML+1.67%) due 07/01/2039 FRS	82,568	86,131
3.50% due 08/01/2026	72,088	76,512
3.50% due 09/01/2026	98,146	104,185
3.50% due 08/01/2027	12,558	13,317
3.50% due 10/01/2028	34,742	37,740
3.50% due 03/01/2042	229,070	249,127
3.50% due 08/01/2042	508,335	545,220
3.50% due 07/01/2045	144,330	154,880
3.50% due 08/01/2045	338,791	366,519
3.50% due 09/01/2045	258,013	275,548
3.50% due 10/01/2045	315,804	344,363
3.50% due 11/01/2045	238,653	254,705
3.50% due 12/01/2045	411,802	440,872
3.50% due 02/01/2046	171,994	184,117
3.50% due 03/01/2046	263,934	281,709
3.50% due 07/01/2046	496,839	539,465
3.50% due 12/01/2047	1,974,320	2,122,704
3.50% due 04/01/2048	1,061,100	1,150,104
3.50% due 08/01/2049	437,498	462,169
4.00% due 03/01/2039	257,538	276,533
4.00% due 10/01/2040	88,199	97,208
4.00% due 11/01/2040	156,662	171,722
4.00% due 10/01/2041	138,393	150,878
4.00% due 11/01/2041	110,081	119,958
4.00% due 01/01/2043	537,223	593,499
4.00% due 02/01/2045	465,199	512,599
4.00% due 02/01/2046	29,052	31,478
4.00% due 01/01/2047	497,121	536,425
4.00% due 05/01/2047	91,383	98,413
4.00% due 07/01/2047	1,112,154	1,196,113
4.00% due 08/01/2047	207,179	222,897
4.00% due 06/01/2048	581,115	629,293
4.00% due 09/01/2048	479,553	512,049
4.00% due 01/01/2049	637,569	680,845
4.00% due 03/01/2049	89,919	96,012
4.50% due 10/01/2024	13,965	14,675
4.50% due 08/01/2045	606,829	687,486
4.50% due 06/01/2048	637,776	693,084
4.50% due 11/01/2048	421,082	461,162
4.50% due 12/01/2048	561,488	608,704
5.00% due 05/01/2040	100,423	112,663
5.00% due 06/01/2040	13,067	15,194
5.00% due 07/01/2040	336,644	391,443
5.00% due 02/01/2045	371,151	427,772
5.50% due 12/01/2029	21,129	23,619
5.50% due 08/01/2037	104,287	122,593
5.50% due 06/01/2038	50,695	59,597
6.00% due 11/01/2038	5,818	6,884
6.00% due 06/01/2040	49,974	59,052
6.50% due 10/01/2037	480	540
6.63% due 11/15/2030	871,000	1,318,801
7.25% due 05/15/2030	2,260,000	3,501,291
Federal National Mtg. Assoc. Connecticut
Avenue Securities FRS
Series 2019-R04, Class 2M2 2.25% (1 ML +2.10%) due 06/25/2039*(2)	419,749	418,803
Series 2019-R03, Class 1M2 2.30% (1 ML+2.15%) due 09/25/2031*(2)	282,210	281,867
Series 2019-HRP1, Class M2 2.30% (1 ML+2.15%) due 11/25/2039*(2)	279,855	275,576
Series 2016-C07, Class 2M2 4.50% (1 ML+4.35%) due 05/25/2029(2)	523,729	545,650
Series 2014-C04, Class 1M2 5.05% (1 ML+4.90%) due 11/25/2024(2)	191,815	196,759

256

Series 2015-C04, Class 1M2 5.85% (1 ML+5.70%) due 04/25/2028(2)	90,491	96,551
Series 2016-C02, Class 1M2 6.15% (1 ML+6.00%) due 09/25/2028(2)	52,699	55,887
Federal National Mtg. Assoc. REMIC
Series 2013-43, Class XP 1.50% due 08/25/2041(2)	415,913	423,657
Series 2012-128, Class PD 1.50% due 06/25/2042(2)	611,516	622,931
Series 2013-77, Class BP 1.70% due 06/25/2043(2)	329,943	335,028
Series 2012-21, Class PQ 2.00% due 09/25/2041(2)	160,925	165,707
Series 2012-18, Class GA 2.00% due 12/25/2041(2)	304,050	314,113
Series 2012-75, Class KC 2.50% due 12/25/2041(2)	304,405	314,012
Series 2019-41, Class AC 2.50% due 03/25/2053(2)	506,192	523,361
Series 2015-48, Class QB 3.00% due 02/25/2043(2)	451,843	468,951
Series 2017-72, Class B 3.00% due 09/25/2047(2)	393,977	422,366
Series 2017-72, Class CD 3.00% due 09/25/2047(2)	406,806	436,984
Series 2018-27, Class EA 3.00% due 05/25/2048(2)	514,787	549,471
Series 2018-35, Class CD 3.00% due 05/25/2048(2)	322,496	341,508
Series 2019-45, Class PT 3.00% due 08/25/2049(2)	600,371	646,374
Series 2017-96, Class PA 3.00% due 12/25/2054(2)	512,819	538,766
Series 2012-52, Class PA 3.50% due 05/25/2042(2)	177,964	192,971
Series 2018-38, Class PC 3.50% due 03/25/2045(2)	265,304	271,627
Series 2018-77, Class PA 3.50% due 02/25/2048(2)	171,996	180,484
Series 2018-23, Class LA 3.50% due 04/25/2048(2)	427,615	464,183
Series 2018-72, Class BA 3.50% due 07/25/2054(2)	585,540	615,858
Series 2019-7, Class CA 3.50% due 11/25/2057(2)	433,695	469,178
		49,706,007
Government National Mtg. Assoc. — 5.2%
3.00% due 02/20/2045	150,515	160,545
3.00% due 05/20/2045	121,259	129,661
3.00% due 07/20/2045	28,340	30,211
3.00% due 05/20/2046	450,781	480,326
3.00% due 05/20/2050	961,893	1,006,462
3.00% due January 30 TBA	20,300,000	21,227,773
3.50% due 03/20/2045	101,081	109,123
3.50% due 04/20/2045	152,594	163,845
3.50% due 07/20/2045	49,710	53,519
3.50% due 03/20/2047	240,423	258,075
3.50% due January 30 TBA	14,300,000	15,119,672
4.00% due 03/15/2039	57,863	62,251
4.00% due 04/15/2039	5,674	6,148
4.00% due 05/15/2039	31,008	33,045
4.00% due 08/15/2039	5,164	5,555
4.00% due 10/15/2039	25,500	27,556
4.00% due 03/15/2040	18,942	20,290
4.00% due 09/15/2040	22,002	23,511
4.00% due 10/15/2040	11,343	12,239
4.00% due 12/15/2040	10,398	11,191
4.00% due 02/15/2041	3,365	3,629
4.00% due 06/15/2041	74,813	82,620
4.00% due 07/15/2041	16,385	17,859
4.00% due 08/15/2041	184,850	198,766
4.00% due 09/15/2041	35,819	38,928
4.00% due 10/15/2041	91,572	98,730
4.00% due 11/15/2041	95,381	102,028
4.00% due 12/15/2041	37,943	40,989
4.00% due 01/15/2042	18,672	20,082
4.00% due 02/15/2042	3,718	3,948
4.00% due 03/15/2042	73,537	80,258
4.00% due 04/15/2042	4,015	4,254
4.00% due 03/20/2044	75,265	83,115
4.00% due 07/20/2045	208,916	229,714
4.00% due 05/20/2048	23,856	25,661
4.50% due 09/15/2033	43,479	48,230
4.50% due 03/15/2039	49,486	55,406
4.50% due 05/15/2039	27,921	31,239
4.50% due 07/15/2039	15,559	17,344
4.50% due 10/15/2039	61,863	69,333
4.50% due 01/15/2040	15,011	16,763
4.50% due 02/15/2040	32,152	36,026
4.50% due 03/15/2040	20,789	22,949
4.50% due 04/15/2040	798	895
4.50% due 05/15/2040	2,196	2,445
4.50% due 07/15/2040	22,349	25,325
4.50% due 04/15/2041	9,777	10,792
4.50% due 05/15/2041	89,368	100,064
4.50% due 06/15/2041	8,841	9,949
4.50% due 07/15/2041	66,754	74,217
4.50% due 08/15/2041	34,292	38,193
4.50% due 04/20/2047	110,666	120,770
4.50% due January 30 TBA	6,800,000	7,281,312
5.00% due 06/15/2033	1,572	1,810

257

5.00% due 08/15/2033	11,568	13,180
5.00% due 09/15/2033	23,072	26,571
5.00% due 10/15/2033	11,871	13,623
5.00% due 11/15/2033	2,659	3,014
5.00% due 06/15/2034	33,453	37,626
5.00% due 05/15/2035	1,656	1,826
5.00% due 09/15/2035	1,290	1,463
5.00% due 02/15/2036	22,959	25,325
5.00% due 02/20/2036	60,800	69,372
5.00% due 05/15/2036	56,660	63,953
5.00% due 06/15/2036	17,922	19,761
5.00% due 08/15/2038	214,624	239,927
5.50% due 02/15/2032	408	452
5.50% due 03/15/2032	2,455	2,818
5.50% due 12/15/2032	1,585	1,762
5.50% due 01/15/2033	1,449	1,680
5.50% due 02/15/2033	8,778	9,923
5.50% due 03/15/2033	38,409	43,190
5.50% due 04/15/2033	26,999	30,837
5.50% due 06/15/2033	34,057	38,889
5.50% due 07/15/2033	128,170	145,237
5.50% due 08/15/2033	25,712	28,733
5.50% due 09/15/2033	6,711	7,592
5.50% due 12/15/2033	653	724
5.50% due 01/15/2034	44,742	51,491
5.50% due 02/15/2034	26,842	29,801
6.00% due 04/15/2028	52,317	60,161
6.00% due 01/15/2029	11,586	13,005
6.00% due 03/15/2029	17,078	19,181
6.00% due 12/15/2031	2,873	3,226
6.00% due 04/15/2032	6,642	7,833
6.00% due 09/15/2032	6,400	7,568
6.00% due 10/15/2032	45,911	55,449
6.00% due 11/15/2032	9,960	11,769
6.00% due 01/15/2033	1,560	1,884
6.00% due 02/15/2033	16,600	19,936
6.00% due 03/15/2033	5,847	6,831
6.00% due 09/15/2033	11,511	12,952
6.00% due 01/15/2034	63,035	70,784
6.00% due 03/15/2034	12,682	14,246
6.00% due 05/15/2034	1,324	1,485
6.00% due 07/15/2034	3,661	4,121
6.00% due 08/15/2034	21,705	24,360
6.00% due 09/15/2034	1,679	1,895
6.00% due 11/15/2034	62,577	70,507
6.00% due 03/15/2035	10,583	11,887
6.00% due 08/15/2035	35,923	41,469
6.00% due 01/15/2036	20,146	24,188
6.00% due 04/15/2036	39,687	44,637
6.00% due 05/15/2036	20,896	24,323
6.00% due 06/15/2036	29,209	34,293
6.00% due 07/15/2036	3,713	4,170
6.00% due 08/15/2036	35,601	42,245
6.00% due 09/15/2036	11,653	13,126
6.00% due 10/15/2036	105,571	120,132
6.00% due 11/15/2036	24,071	28,089
6.00% due 12/15/2036	7,911	9,062
6.50% due 09/15/2028	2,301	2,555
6.50% due 09/15/2031	922	1,025
6.50% due 10/15/2031	1,992	2,240
6.50% due 11/15/2031	1,031	1,145
6.50% due 12/15/2031	3,424	3,803
7.50% due 09/15/2030	13,431	13,632
Government National Mtg. Assoc., REMIC
Series 2015-56, Class LB 1.50% due 04/16/2040(2)	494,154	498,957
Series 2015-151, Class BA 1.70% due 10/20/2045(2)	291,018	294,481
		50,466,063
Tennessee Valley Authority — 0.1%
4.25% due 09/15/2065	577,000	870,562
Uniform Mtg. Backed Securities — 11.0%
2.00% due January 15 TBA	11,900,000	12,441,078
2.00% due January 30 TBA	14,600,000	15,166,320
2.00% due February 30 TBA	11,400,000	11,822,206
2.50% due January 30 TBA	10,600,000	11,173,891
3.00% due January 15 TBA	3,100,000	3,253,276
3.00% due January 30 TBA	17,000,000	17,811,485
3.50% due January 30 TBA	19,100,000	20,189,297
4.00% due January 30 TBA	10,300,000	11,000,078
4.50% due January 30 TBA	700,000	758,625
4.50% due February 30 TBA	600,000	650,238
5.50% due January 30 TBA	1,900,000	2,122,656
		106,389,150
Total U.S. Government Agencies (cost $223,881,142)		228,400,062
U.S. GOVERNMENT TREASURIES — 38.3%
United States Treasury Bonds — 9.1%
1.13% due 05/15/2040	4,378,000	4,156,364
1.25% due 05/15/2050	1,968,000	1,785,345
1.38% due 11/15/2040	2,440,000	2,412,550
1.38% due 08/15/2050	1,558,000	1,459,164
2.00% due 02/15/2050	1,475,000	1,601,988
2.25% due 08/15/2046	1,686,000	1,924,543
2.25% due 08/15/2049	2,738,000	3,133,406
2.38% due 11/15/2049	4,497,000	5,282,745
2.50% due 02/15/2045	1,100,000	1,311,793
2.50% due 02/15/2046	3,448,000	4,119,283
2.50% due 05/15/2046	1,283,000	1,532,734
2.75% due 11/15/2042	413,000	511,684
2.75% due 08/15/2047	568,000	712,108
2.75% due 11/15/2047	704,000	883,465
2.88% due 05/15/2043	1,014,000	1,281,918
2.88% due 08/15/2045	2,423,000	3,082,794
2.88% due 11/15/2046	499,000	637,531
2.88% due 05/15/2049	2,491,000	3,216,115
3.00% due 05/15/2042	875,000	1,125,366
3.00% due 11/15/2045	1,642,000	2,136,845
3.00% due 02/15/2047	648,000	847,311
3.00% due 05/15/2047	2,224,000	2,912,484
3.00% due 02/15/2048	1,255,000	1,647,482
3.00% due 08/15/2048	806,000	1,060,299
3.00% due 02/15/2049	1,783,000	2,351,889
3.13% due 02/15/2043	1,267,000	1,661,799
3.13% due 08/15/2044(9)	3,378,000	4,455,133

258

3.13% due 05/15/2048	626,000	840,307
3.38% due 05/15/2044	869,000	1,188,392
3.38% due 11/15/2048	1,188,000	1,668,630
3.63% due 08/15/2043	2,006,000	2,833,005
3.63% due 02/15/2044	1,706,000	2,415,789
3.75% due 11/15/2043	1,049,000	1,509,904
3.88% due 08/15/2040	640,000	917,250
4.38% due 11/15/2039	1,082,000	1,636,271
4.38% due 05/15/2040	953,000	1,446,326
4.50% due 02/15/2036	1,034,000	1,517,516
4.63% due 02/15/2040	1,159,000	1,806,818
4.75% due 02/15/2041	1,123,000	1,793,993
5.25% due 11/15/2028	1,045,000	1,408,954
5.25% due 02/15/2029	1,966,000	2,665,082
5.38% due 02/15/2031	1,289,000	1,853,038
6.13% due 11/15/2027	544,000	747,171
6.25% due 08/15/2023	1,613,000	1,870,954
6.38% due 08/15/2027	1,217,000	1,677,986
6.75% due 08/15/2026	377,000	509,171
		87,550,695
United States Treasury Notes — 29.2%
0.13% due 10/31/2022	520,000	520,081
0.13% due 11/30/2022	1,000,000	1,000,117
0.25% due 06/30/2025	2,161,000	2,155,513
0.25% due 08/31/2025	3,515,000	3,503,604
0.38% due 04/30/2025	3,294,000	3,305,966
0.38% due 07/31/2027	2,703,000	2,667,523
0.38% due 09/30/2027	3,884,000	3,824,678
0.50% due 03/15/2023	6,231,000	6,281,627
0.50% due 05/31/2027	5,410,000	5,390,980
0.63% due 03/31/2027	3,002,000	3,019,942
0.63% due 05/15/2030	7,346,000	7,181,863
0.63% due 08/15/2030	14,294,000	13,936,650
0.88% due 11/15/2030	533,000	531,251
1.13% due 07/31/2021	1,020,000	1,025,977
1.13% due 09/30/2021	2,760,000	2,780,808
1.25% due 10/31/2021	760,000	767,066
1.38% due 08/31/2023	3,211,000	3,315,859
1.50% due 01/31/2022	12,752,000	12,941,287
1.50% due 02/28/2023	6,709,000	6,906,601
1.50% due 09/30/2024	4,507,000	4,719,498
1.50% due 08/15/2026	3,641,000	3,855,335
1.63% due 12/31/2021	18,560,000	18,838,400
1.63% due 08/15/2022	3,220,000	3,298,236
1.63% due 11/15/2022	4,550,000	4,676,725
1.63% due 10/31/2023	4,501,000	4,688,952
1.63% due 02/15/2026	2,662,000	2,831,287
1.63% due 05/15/2026	4,204,000	4,476,275
1.63% due 08/15/2029	2,195,000	2,348,136
1.75% due 07/31/2021	120,000	121,134
1.75% due 05/15/2022	4,480,000	4,579,750
1.75% due 05/15/2023	4,495,000	4,666,021
1.75% due 07/31/2024	1,377,000	1,452,412
1.88% due 11/30/2021	8,203,000	8,334,697
1.88% due 03/31/2022	1,086,000	1,109,756
1.88% due 10/31/2022	3,569,000	3,683,041
1.88% due 08/31/2024	4,617,000	4,895,463
2.00% due 11/15/2021	4,434,000	4,506,399
2.00% due 11/30/2022	6,690,000	6,929,638
2.00% due 02/15/2023	7,666,000	7,967,849
2.00% due 05/31/2024	2,637,000	2,798,516
2.00% due 02/15/2025	5,373,000	5,752,678
2.00% due 08/15/2025	3,825,000	4,119,943
2.00% due 11/15/2026	4,877,000	5,308,119
2.13% due 02/29/2024	2,824,000	2,997,191
2.13% due 03/31/2024	4,502,000	4,783,199
2.13% due 07/31/2024	4,388,000	4,687,790
2.13% due 09/30/2024	1,983,000	2,122,740
2.13% due 05/15/2025	2,689,000	2,902,229
2.25% due 11/15/2024	3,725,000	4,012,814
2.25% due 12/31/2024	3,515,000	3,793,454
2.25% due 11/15/2025	2,574,000	2,810,888
2.25% due 02/15/2027	1,843,000	2,037,163
2.25% due 08/15/2027	1,496,000	1,658,807
2.25% due 11/15/2027	2,095,000	2,326,268
2.38% due 03/15/2022	788,000	809,208
2.38% due 08/15/2024	5,657,000	6,096,964
2.38% due 05/15/2027	2,595,000	2,894,540
2.50% due 08/15/2023	6,555,000	6,958,030
2.50% due 05/15/2024	3,886,000	4,187,469
2.63% due 03/31/2025	3,886,000	4,269,439
2.63% due 02/15/2029	2,013,000	2,310,861
2.75% due 02/15/2028	3,272,000	3,752,192
2.88% due 07/31/2025	2,474,000	2,761,602
2.88% due 05/15/2028	1,784,000	2,066,931
3.00% due 10/31/2025(17)	12,380,000	13,955,548
		281,210,980
Total U.S. Government Treasuries (cost $344,616,467)		368,761,675
MUNICIPAL BONDS & NOTES — 0.5%
Chicago Board of Education General Obligation Bonds 6.04% due 12/01/2029	85,000	90,131
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	335,000	353,204
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	355,000	380,027
Chicago Transit Authority Revenue Bonds 3.91% due 12/01/2040	160,000	180,038

259

Florida State Board of Administration Finance Corp Revenue Bonds Series A 1.26% due 07/01/2025		925,000	946,192
Philadelphia Authority for Industrial Development Revenue Bonds Series C 6.55% due 10/15/2028		1,260,000	1,622,955
State of Connecticut General Obligation Bonds 3.00% due 07/01/2021		60,000	60,803
State of Illinois General Obligation Bonds 4.95% due 06/01/2023		641,727	657,565
State of Illinois General Obligation Bonds 5.00% due 01/01/2023		70,000	72,521
State of Illinois General Obligation Bonds 5.56% due 02/01/2021		150,000	150,352
State of Illinois General Obligation Bonds 5.95% due 04/01/2022		220,000	232,888
Total Municipal Bonds & Notes (cost $4,594,839)			4,746,676
LOANS(10)(11)(12) — 1.6%
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc. FRS BTL 3.71% (3 ML +3.50%) due 08/21/2026		138,250	132,720
Aerospace/Defense-Equipment — 0.0%
TransDigm, Inc. FRS BTL-E 2.40% (1 ML +2.25%) due 05/30/2025		203,270	199,027
Airlines — 0.0%
SkyMiles IP, Ltd. FRS BTL 4.75% (3 ML +3.75%) due 10/20/2027		100,000	103,500
WestJet Airlines, Ltd. FRS BTL-B 4.00% (3 ML +3.00%) due 12/11/2026		99,000	94,704
			198,204
Applications Software — 0.0%
SS&C Technologies, Inc. FRS BTL-B3 1.90% (1 ML +1.75%) due 04/16/2025		23,631	23,332
SS&C Technologies, Inc. FRS BTL-B5 1.90% (1 ML +1.75%) due 04/16/2025		97,713	96,600
			119,932
Auto/Truck Parts & Equipment-Original — 0.0%
Panther BF Aggregator 2 LP FRS BTL-B 3.65% (1 ML +3.50%) due 04/30/2026		111,509	110,951
Panther BF Aggregator 2 LP FRS BTL-B 3.75% (1 ME +3.75%) due 04/30/2026	EUR	96,675	117,587
			228,538
Auto/Truck Parts & Equipment-Replacement — 0.0%
Adient US LLC FRS BTL-B 4.40-4.46% (3 ML +4.25%) due 05/06/2024		98,500	98,401
Broadcast Services/Program — 0.0%
Nexstar Broadcasting, Inc. FRS BTL-B4 2.90% (1 ML +2.75%) due 09/18/2026		86,275	85,604
Building Products-Cement — 0.0%
Quikrete Holdings, Inc. FRS 1st Lien 2.65% (1 ML +2.50%)
due 02/01/2027		123,750	123,028
Building Products-Doors & Windows — 0.0%
NCI Building Systems, Inc. FRS BTL 3.90% (1 ML +3.75%) due 04/12/2025		97,500	97,061
Building-Heavy Construction — 0.1%
Brand Industrial Services, Inc. FRS BTL 5.25% (3 ML +4.25%) due 06/21/2024		289,500	281,981
PowerTeam Services LLC FRS BTL 4.25% (3 ML +3.25%) due 03/06/2025		237,095	234,329
			516,310
Cable/Satellite TV — 0.1%
Altice Financing SA FRS 1st Lien 2.90% (1 ML +2.75%) due 01/31/2026		97,000	94,575
CSC Holdings LLC FRS BTL-B 2.41% (1 ML +2.25%) due 07/17/2025		145,655	143,470

260

LCPR Loan Financing LLC FRS BTL-B 5.16% (1 ML +5.00%) due 10/15/2026		100,000	100,208
Newco Financing Partnership FRS BTL-B2 3.67% (3 ML +3.50%) due 01/31/2029		50,000	50,000
UPC Broadband Holdings BV FRS BTL-B1 3.68% (3 ML +3.50%) due 01/31/2029		50,000	50,000
			438,253
Casino Hotels — 0.0%
Boyd Gaming Corp. FRS BTL-B 2.35% (1 WL +2.25%) due 09/15/2023		78,379	77,651
Caesars Resort Collection LLC FRS BTL-B 2.90% (1 ML +2.75%) due 12/23/2024		143,935	140,977
			218,628
Cellular Telecom — 0.0%
Numericable Group SA FRS BTL-B 3.85% (1 ML +3.69%) due 01/31/2026		97,000	96,000
Chemicals-Specialty — 0.1%
Axalta Coating Systems US Holdings, Inc. FRS BTL-B2 coupon TBD due 06/01/2024		651,261	645,155
Diamond BC BV FRS BTL 3.21% (3 ML +3.00%) due 09/06/2024(12)		111,550	109,703
Starfruit US HoldCo. LLC FRS BTL-B 3.15% (1 ML +3.00%) due 10/01/2025		143,933	142,062
			896,920
Commercial Services — 0.1%
AVSC Holding Corp. FRS BTL-B1 4.50% (3 ML +3.50%) due 03/03/2025		170,370	144,531
Brightview Landscapes LLC FRS BTL-B 2.69% (1 ML +2.50%) due 08/15/2025		244,117	241,472
Techem Techem Verwaltungsgesellschaft FRS BTL-B4 2.63% (6 ME +2.63%) due 07/15/2025	EUR	70,979	85,696
			471,699
Commercial Services-Finance — 0.2%
Financial & Risk US Holdings, Inc. FRS BTL 3.40% (1 ML +3.25%) due 10/01/2025		102,900	102,691
MPH Acquisition Holdings LLC FRS BTL-B 3.75% (3 ML +2.75%) due 06/07/2023		277,982	276,593
Trans Union LLC FRS 1st Lien coupon TBD due 11/16/2026		918,787	915,532
WEX, Inc. FRS BTL-B3 2.40% (1 ML +2.25%) due 05/15/2026		286,644	284,494
			1,579,310
Computer Services — 0.0%
Tempo Acquisition LLC FRS BTL-B 3.75% (1 ML +3.25%)
due 11/02/2026		186,919	185,400
Consulting Services — 0.0%
AlixPartners LLP FRS BTL 2.65% (1 ML +2.50%) due 04/04/2024		96,250	95,107
Containers-Paper/Plastic — 0.1%
Berry Global, Inc. FRS BTL-Y 2.15% (1 ML +2.00%) due 07/01/2026		587,260	583,883
Flex Acquisition Co, Inc. FRS BTL 4.00% (1 ML +3.00%) due 12/29/2023		5,487	5,452
Flex Acquisition Co, Inc. FRS BTL 4.00% (3 ML +3.00%) due 12/29/2023		78,548	78,057
Proampac PG Borrower LLC FRS BTL 5.00% (3 ML +4.00%) due 11/03/2025		100,000	99,750
Reynolds Group Holdings, Inc. FRS BTL 2.90% (1 ML +2.75%) due 02/05/2023		90,841	90,296
			857,438

261

Cosmetics & Toiletries — 0.0%
Coty, Inc. FRS BTL-B 2.40% (1 ML +2.25%) due 04/07/2025	67,000	63,092
Sunshine Luxembourg VII SARL FRS BTL 5.00% (3 ML +4.00%) due 10/01/2026	163,350	163,641
		226,733
Data Processing/Management — 0.0%
Dun & Bradstreet Corp. FRS BTL 3.90% (1 ML +3.75%) due 02/06/2026	198,500	198,301
Diagnostic Equipment — 0.0%
Avantor Funding, Inc. FRS BTL-B4 3.50% (1 ML +2.50%) due 11/08/2027	115,000	114,952
LifeScan Global Corp. FRS BTL-B 6.24% (3 ML +6.00%) due 10/01/2024	86,000	81,700
		196,652
Direct Marketing — 0.0%
Terrier Media Buyer, Inc. FRS BTL-B 4.40% (1 ML +4.25%) due 12/17/2026	118,800	118,635
Distribution/Wholesale — 0.0%
Univar USA, Inc. FRS BTL-B3 2.40% (1 ML +2.25%) due 07/01/2024	89,525	89,055
Enterprise Software/Service — 0.1%
Dcert Buyer, Inc. FRS BTL-B 4.15% (1 ML +4.00%) due 10/16/2026	133,988	133,753
Finastra USA, Inc. FRS BTL-B 4.50% (3 ML +3.50%) due 06/13/2024	220,451	215,591
Ultimate Software Group, Inc. FRS BTL-B 4.75% (3 ML +4.00%) due 05/04/2026	99,750	100,212
		449,556
Finance-Credit Card — 0.0%
Blackhawk Network Holdings, Inc. FRS 1st Lien 3.15% (1 ML +3.00%) due 06/15/2025	97,500	94,880
Finance-Investment Banker/Broker — 0.0%
Deerfield Dakota Holding LLC FRS BTL 4.75% (1 ML +3.75%) due 04/09/2027	263,675	263,716
Food-Baking — 0.0%
Hostess Brands, LLC FRS BTL 3.00% (3 ML +2.25%) due 08/03/2025	142,634	141,832
Food-Catering — 0.0%
Aramark Services, Inc. FRS BTL-B4 1.90% (1 ML +1.75%) due 01/15/2027	99,250	97,712
Food-Misc./Diversified — 0.0%
Froneri US, Inc. FRS BTL 2.40% (1 ML +2.25%) due 01/29/2027	99,500	98,405
Food-Wholesale/Distribution — 0.0%
US Foods, Inc. FRS BTL-B 2.15% (1 ML +2.00%)
due 09/13/2026	133,313	130,813
Gambling (Non-Hotel) — 0.1%
Golden Entertainment, Inc. FRS 1st Lien 3.75% (1 ML +3.00%) due 10/21/2024	202,650	197,584
Scientific Games International, Inc. FRS BTL-B5 2.90% (1 ML +2.75%) due 08/14/2024	111,558	108,797
		306,381
Gas-Distribution — 0.0%
UGI Energy Services LLC FRS BTL-B 3.90% (1 ML +3.75%) due 08/13/2026	147,750	147,750
Insurance Brokers — 0.1%
HUB International, Ltd. FRS BTL-B 2.96% (3 ML +2.75%) due 04/25/2025	170,625	167,348
USI, Inc. FRS BTL 3.25% (3 ML +3.00%) due 05/16/2024	106,425	104,807
		272,155
Insurance-Property/Casualty — 0.1%
Asurion LLC FRS BTL-B6 3.15% (1 ML +3.00%) due 11/03/2023	192,843	191,849

262

Asurion LLC FRS BTL-B1 coupon TBD due 12/23/2026		100,000	98,937
Sedgwick Claims Management Services, Inc. FRS BTL 3.40% (1 ML +3.25%) due 12/31/2025		98,000	96,326
Sedgwick Claims Management Services, Inc. FRS BTL-B 4.15% (1 ML +4.00%) due 09/03/2026		162,525	162,119
			549,231
Machinery-Electrical — 0.0%
Brookfield WEC Holdings, Inc. FRS BTL 3.75% (1 ML +3.00%) due 08/01/2025		98,000	97,667

Machinery-General Industrial — 0.1%
Gardner Denver, Inc. FRS 1st Lien 1.90% (1 ML +1.75%) due 03/01/2027		121,877	120,070
RBS Global, Inc. FRS BTL-B 1.90% (1 ML +1.75%) due 08/21/2024		73,077	72,909
Vertical US Newco, Inc. FRS BTL-B 4.57% (6 ML+4.25%) due 07/30/2027		264,338	265,205
			458,184
Machinery-Pumps — 0.0%
CIRCOR International, Inc. FRS BTL-B 4.25% (1 ML +3.25%) due 12/11/2024		80,829	80,046
Medical Information Systems — 0.0%
Zelis Payments Buyer, Inc. FRS BTL 4.90% (1 ML +4.75%) due 09/30/2026		198,000	198,309
Medical Labs & Testing Services — 0.1%
Envision Healthcare Corp. FRS 1st Lien 3.90% (1 ML +3.75%) due 10/10/2025		112,700	93,917
Jaguar Holding Co. II FRS BTL 3.50% (1 ML +2.50%) due 08/18/2022		213,863	213,542
LGC Group Holdings, Ltd. FRS BTL-B 2.75% (1 ML +3.25%) due 04/21/2027	EUR	100,000	120,383
Syneos Health, Inc. FRS BTL-B 1.90% (1 ML +1.75%) due 08/01/2024		84,085	83,265
			511,107
Medical-Drugs — 0.0%
Bausch Health Americas, Inc. FRS BTL 3.15% (1 ML +3.00%) due 06/02/2025		72,243	71,893
Medical-Generic Drugs — 0.0%
Endo Luxembourg Finance Co. I SARL FRS BTL-B 5.00% (3 ML +4.25%) due 04/29/2024		178,525	175,512
Medical-Nursing Homes — 0.0%
ADMI Corp. FRS BTL coupon TBD due 12/23/2027		100,000	99,950
Multimedia — 0.0%
EW Scripps Co. FRS BTL-B3 coupon TBD
due 12/15/2027		100,000	100,025
Pharmacy Services — 0.0%
Change Healthcare Holdings LLC FRS BTL 3.50% (3 ML +2.50%) due 03/01/2024		104,213	103,649
Private Equity — 0.0%
SS&C European Holdings SARL FRS BTL-B4 1.90% (1 ML +1.75%) due 04/16/2025		18,285	18,054
Victory Capital Holdings, Inc. FRS BTL 2.73% (3 ML +2.50%) due 07/01/2026		76,011	75,662
			93,716
Professional Sports — 0.0%
Delta 2 Luxembourg SARL FRS BTL-B3 3.50% (1 ML +2.50%) due 02/01/2024		153,800	151,814
Protection/Safety — 0.0%
APX Group, Inc. FRS BTL 5.15% (3 ML +4.00%) due 12/31/2025		98,009	97,427

263

Retail-Auto Parts — 0.0%
Harbor Freight Tools USA, Inc. FRS BTL-B 4.00% (1 ML +3.25%) due 10/19/2027	110,824		110,675

Retail-Building Products — 0.0%
White Cap Buyer LLC FRS BTL-B coupon TBD due 10/19/2027	105,000		104,891

Retail-Office Supplies — 0.0%
Staples, Inc. FRS BTL 5.21% (3 ML +5.00%) due 04/16/2026	126,449		122,300

Retail-Restaurants — 0.1%
KFC Holding Co. FRS BTL-B coupon TBD due 04/03/2025	379,026		376,301

Retail-Sporting Goods — 0.0%
Bass Pro Group LLC FRS BTL 5.75% (1 ML +5.00%) due 09/25/2024	120,938		121,108

Security Services — 0.0%
Verisure Holding AB FRS BTL-B 4.00% (6 ME +4.00%) due 07/20/2026	EUR	115,000	140,809

Telecom Services — 0.0%
Telenet Financing USD LLC FRS BTL 2.16% (1 ML +2.00%) due 04/30/2028	100,000		98,484

Telephone-Integrated — 0.0%
CenturyLink, Inc. FRS BTL-B 2.40% (1 ML +2.25%) due 03/15/2027	99,000		97,721

Television — 0.1%
Gray Television, Inc. FRS BTL-C 2.65% (1 ML +2.50%) due 01/02/2026	84,964		84,256
ION Media Networks, Inc. FRS BTL-B1 3.19% (3 ML +3.00%) due 12/18/2024	264,301		263,860
			348,116
Theaters — 0.0%
Cineworld, Ltd. FRS BTL 3.50% (3 ML +2.50%) due 02/28/2025	84,744		57,061

Veterinary Diagnostics — 0.1%
Elanco Animal Health, Inc. FRS BTL 1.90% (1 ML +1.75%) due 08/01/2027	1,187,041		1,175,418
Web Hosting/Design — 0.0%
Go Daddy Operating Co. LLC FRS BTL-B3 2.65% (1 ML +2.50%) due 08/10/2027	114,425		114,902
Total Loans (cost $15,231,731)			15,126,472
FOREIGN GOVERNMENT OBLIGATIONS — 1.8%
Banks-Special Purpose — 0.0%
Korea Development Bank Senior Notes
0.50% due 10/27/2023	200,000		200,638
Sovereign — 1.8%
Arab Republic of Egypt Senior Notes 5.75% due 05/29/2024*	200,000		213,942
Arab Republic of Egypt Senior Notes 7.63% due 05/29/2032*	235,000		265,785
Arab Republic of Egypt Senior Notes 8.50% due 01/31/2047	200,000		226,000
Arab Republic of Egypt Senior Notes 8.88% due 05/29/2050*	200,000		234,356
Commonwealth of Australia Senior Notes 1.75% due 06/21/2051	AUD	830,000	608,894
Dominican Republic Senior Notes 6.40% due 06/05/2049*	1,110,000		1,301,486
Emirate of Abu Dhabi Senior Notes 3.13% due 04/16/2030*	350,000		395,220
Emirate of Abu Dhabi Senior Bonds 3.88% due 04/16/2050*	510,000		621,690
Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041	200,000		236,200
Government of Bermuda Senior Notes 2.38% due 08/20/2030*	200,000		209,750
Government of Israel Bonds 3.75% due 03/31/2047	ILS	3,005,000	1,332,844
Government of Macedonia Senior Notes 3.68% due 06/03/2026*	EUR	480,000	655,997
Government of Romania Bonds 2.63% due 12/02/2040*	EUR	645,000	838,236

264

Government of Romania Senior Notes 3.00% due 02/14/2031*	100,000		107,321
Government of Romania Senior Notes 4.00% due 02/14/2051*	200,000		217,221
Government of Romania Senior Notes 4.63% due 04/03/2049	EUR	730,000	1,202,866
Government of Ukraine Senior Notes 7.25% due 03/15/2033*	200,000		217,988
Government of Ukraine Senior Notes 7.75% due 09/01/2023	100,000		109,888
Kingdom of Saudi Arabia Senior Notes 3.25% due 10/22/2030	200,000		220,564
Kingdom of Saudi Arabia Senior Notes 4.50% due 04/22/2060*	200,000		250,790
Oriental Republic of Uruguay Senior Notes 7.63% due 03/21/2036	200,000		323,752
People’s Republic of China Senior Bonds 2.25% due 10/21/2050*	200,000		198,396
Republic of Argentina Senior Notes 0.13% due 07/09/2035(6)	442,724		161,594
Republic of Argentina Senior Notes 1.00% due 07/09/2029	15,093		6,547
Republic of Belarus Senior Notes 6.88% due 02/28/2023	200,000		208,544
Republic of Colombia Senior Notes 3.13% due 04/15/2031	200,000		212,250
Republic of Colombia Senior Notes 4.50% due 03/15/2029	200,000		231,864
Republic of El Salvador Senior Notes 9.50% due 07/15/2052*	185,000		186,850
Republic of Ghana Senior Notes 6.38% due 02/11/2027*	290,000		300,785
Republic of Ghana Bank Guar. Notes 10.75% due 10/14/2030	200,000		267,356
Republic of Indonesia Senior Notes 2.63% due 06/14/2023	EUR	110,000	142,431
Republic of Indonesia Senior Notes 7.75% due 01/17/2038	100,000		156,986
Republic of Indonesia Senior Notes 8.50% due 10/12/2035	100,000		163,316
Republic of Italy Senior Notes 4.00% due 10/17/2049	244,000		268,209
Republic of Ivory Coast Senior Notes 6.38% due 03/03/2028	200,000		228,472
Republic of Kenya Senior Notes 6.88% due 06/24/2024	200,000		218,934
Republic of Philippines Senior Notes 2.65% due 12/10/2045	200,000		202,518
Republic of Philippines Senior Notes 3.70% due 03/01/2041	200,000		230,829
Republic of Senegal Senior Notes 4.75% due 03/13/2028	EUR	200,000	259,686
Republic of Senegal Senior Notes 6.25% due 05/23/2033	480,000		538,115
Republic of Turkey Senior Notes 6.25% due 09/26/2022	200,000		209,140
Russian Federation Senior Notes 4.38% due 03/21/2029	200,000		233,256
State of Qatar Senior Notes 3.40% due 04/16/2025*	295,000		325,238
State of Qatar Senior Notes 3.75% due 04/16/2030*	695,000		817,945
State of Qatar Senior Notes 4.82% due 03/14/2049	200,000		272,876
Sultanate of Oman Senior Notes 6.75% due 10/28/2027*	200,000		216,660
United Mexican States Senior Notes 1.13% due 01/17/2030	EUR	210,000	254,982
United Mexican States Senior Notes 2.66% due 05/24/2031	200,000		204,800
United Mexican States Senior Notes 4.50% due 04/22/2029	622,000		730,228
United Mexican States Senior Bonds 4.75% due 03/08/2044	90,000		106,876
			17,346,473
Total Foreign Government Obligations (cost $16,054,368)			17,547,111

265

COMMON STOCKS — 0.0%
Coal — 0.0%
Foresight Energy LLC†(8)(13)	1,359	10,978
Oil Companies-Exploration & Production — 0.0%
Ascent Resources — Marcellus LLC†(8)(13)	11,973	8,381
Television — 0.0%
ION Media Networks, Inc.†(8)(13)	22	18,915
Total Common Stocks (cost $48,524)		38,274

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.6%
Banks-Money Center — 0.0%
BBVA Bancomer SA 5.13% due 01/18/2033*	200,000	215,500
Banks-Super Regional — 0.0%
Wells Fargo & Co. 5.95% due 12/01/2086	66,000	88,485
Diversified Banking Institutions — 0.2%
Credit Suisse Group AG 6.25% due 12/18/2024*(14)	1,210,000	1,321,775
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(14)	151,000	164,590
UBS Group AG 7.00% due 02/19/2025(14)	450,000	511,312
		1,997,677
Electric-Distribution — 0.0%
National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043	112,000	117,880
Electric-Integrated — 0.1%
CMS Energy Corp. 3.75% due 12/01/2050	66,000	67,432
CMS Energy Corp. 4.75% due 06/01/2050	87,000	98,009
Dominion Resources, Inc. 5.75% due 10/01/2054	95,000	105,856
		271,297
Insurance-Life/Health — 0.1%
Prudential Financial, Inc. 5.63% due 06/15/2043	132,000	141,560
Prudential Financial, Inc. 5.70% due 09/15/2048	68,000	78,507
Voya Financial, Inc. 4.70% due 01/23/2048	99,000	102,861
		322,928
Insurance-Multi-line — 0.0%
Allianz SE 3.50% due 11/17/2025*(14)	200,000	203,750
Metal-Diversified — 0.0%
Chinalco Capital Holdings, Ltd. 4.10% due 09/11/2024(14)	200,000	205,604
Oil Companies-Integrated — 0.0%
BP Capital Markets PLC 4.88% due 03/22/2030(14)	150,000	167,355
Pipelines — 0.0%
EnLink Midstream Partners LP 6.00% due 12/15/2022(14)	108,000	62,877
Enterprise Products Operating LLC 5.25% due 08/16/2077	85,000	86,179
		149,056
Real Estate Investment Trusts — 0.1%
Scentre Group Trust 2 5.13% due 09/24/2080*	206,000	217,256
Telephone-Integrated — 0.1%
SoftBank Group Corp. 6.00% due 07/19/2023(14)	1,070,000	1,042,983
Tools-Hand Held — 0.0%
Stanley Black & Decker, Inc. 4.00% due 03/15/2060	199,000	211,882
Total Preferred Securities/Capital Securities (cost $4,851,965)		5,211,653

WARRANTS — 0.0%
Oil Companies-Exploration & Production — 0.0%
Ascent Resources — Marcellus LLC†(8)(13) (cost $296)	3,100	0

ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(8)	131,000	13
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(8)	99,000	10
Lehman Brothers Holdings Capital Trust VII Escrow Notes 0.00%†(8)	58,000	6
Paragon Offshore Finance Co. FRS Escrow Loans†(8)	587	0
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(8)	1,269	9
Total Escrows and Litigation Trusts (cost $1,767)		38
Total Long-Term Investment Securities (cost $1,017,071,051)		1,077,088,829

SHORT-TERM INVESTMENT SECURITIES — 1.3%
Registered Investment Companies — 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(15) (cost $12,760,666)	12,760,666	12,760,666

266

REPURCHASE AGREEMENTS — 2.0%
Bank of America Securities LLC Joint Repurchase Agreement(16)	4,230,000	4,230,000
Barclays Capital, Inc. Joint Repurchase Agreement(16)	3,350,000	3,350,000
BNP Paribas SA Joint Repurchase Agreement(16)	3,350,000	3,350,000
Deutsche Bank AG Joint Repurchase Agreement(16)	4,290,000	4,290,000
RBS Securities, Inc. Joint Repurchase Agreement(16)	4,280,000	4,280,000
Total Repurchase Agreements (cost $19,500,000)		19,500,000
TOTAL INVESTMENTS (cost $1,049,331,717)	115.3%	1,109,349,495
Liabilities in excess of other assets	(15.3)	(147,043,474)
NET ASSETS	100.0%	$962,306,021

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2020, the aggregate value of these securities was $160,271,839 representing 16.7% of net assets.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Collateralized Loan Obligation
(5)	Interest Only
(6)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of December 31, 2020.
(7)	Denominated in United States dollars unless otherwise indicated.
(8)	Securities classified as Level 3 (see Note 1).
(9)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(10)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(11)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(12)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(13)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2020, the Portfolio held the following restricted securities:

	Acquistion		Acquistion		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets
Common Stocks:
Ascent Resources - Marcellus LLC	03/30/2018	11,973	$36,240	$8,381	$0.70	0.00%
Foresight Energy LLC	06/30/2020	1,359	12,284	10,978	8.08	0.00
ION Media Networks, Inc.	03/05/2014	22	0	18,915	859.78	0.00

Warrants:
Ascent Resources - Marcellus LLC	03/30/2018	3,100	296	0	0.00	0.00
				$38,274		0.00%

(14)	Perpetual maturity — maturity date reflects the next call date.
(15)	The rate shown is the 7-day yield as of December 31, 2020.
(16)	See Note 2 for Joint Repurchase Agreements.
(17)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
ARS	— Argentine Peso
BTL	— Bank Term Loan
CLO	— Collateralized Loan Obligation
DAC	— Designated Activity Company
EUR	— European Currency
ILS	— New Israeli Sheqel
REMIC	— Real Estate Mortgage Investment Conduit
SCRT	— Seasoned Credit Risk Transfer Trust
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TBD	— Senior loans purchased on a when-issued or delayed delivery basis. Certain details associated with the purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.
FRS	— Floating Rate Security
VRS	— Variable Rate Security

267

The rates shown on the FRS and VRS are the current interest rates at December 31, 2020 and unless otherwise, the dates shown are the original maturity dates.

Index Legend

1 ME	— 1 Month Euribor
1 ML	— 1 Month USD LIBOR
1 WL	— 1 Week USD LIBOR
3 ML	— 3 Month USD LIBOR
6 ME	— 6 Month Euribor
6 ML	— 6 Month USD LIBOR
12 ML	— 12 Month USD LIBOR
12 MTA	— 12 Month USD Treasury Average Index

1 Yr USTYCR — 1 Year US Treasury Curve Rate

COFI — 11th District Cost of Funds

Futures Contracts
Number
of			Expiration	Notional	Notional	Unrealized
Contracts	Type	Description	Month	Basis*	Value*	Appreciation
12	Long	Australian 10 Year Bonds	March 2021	$1,359,442	$1,362,084	$2,642
63	Long	U.S. Treasury 2 Year Notes	March 2021	13,908,904	13,921,523	12,619
1	Long	U.S. Treasury 5 Year Notes	March 2021	125,898	126,164	266
12	Short	U.S. Treasury Ultra Bonds	March 2021	2,589,826	2,562,750	27,076
143	Short	U.S. Treasury 10 Year Ultra Bonds	March 2021	22,428,656	22,359,391	69,265
						$111,868

						Unrealized
						(Depreciation)
2	Short	Euro Buxl 30 Year Bonds	March 2021	$546,762	$550,329	$(3,567)
16	Short	Long Gilt Futures	March 2021	2,941,686	2,965,617	(23,931)
227	Short	U.S. Treasury 10 Year Notes	March 2021	31,310,590	31,343,734	(33,144)
26	Long	U.S. Treasury Long Bonds	March 2021	4,529,750	4,502,875	(26,875)
						$(87,517)
		Net Unrealized Appreciation (Depreciation)				$24,351

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract

268

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	AUD	812,000	USD	609,130	03/17/2021	$—	$(17,255)

Barclays Bank PLC	ILS	4,271,000	USD	1,313,853	03/17/2021	—	(16,937)
	USD	48,801	EUR	40,000	01/29/2021	94	—
						94	(16,937)
BNP Paribas SA	EUR	3,064,000	USD	3,726,216	03/17/2021	—	(23,005)
Goldman Sachs International	USD	86,683	GBP	65,000	03/17/2021	2,244	—
Morgan Stanley & Co., Inc	GBP	65,000	USD	87,047	03/17/2021	—	(1,881)
Toronto Dominion Bank	EUR	422,000	USD	512,808	01/29/2021	—	(3,031)
Unrealized Appreciation (Depreciation)						$2,338	$(62,109)

AUD	— Australian Dollar
EUR	— Euro Currency
GBP	— Pound Sterling
ILS	— New Israeli Sheqel
USD	— United States Dollar

269

Over the Counter Interest Rate Swap Contracts
			Rates Exchanged		Value
Counterparty	Notional Amount (000's)	Maturity Date	Payments Received by the Portfolio/ Frequency	Payments Made by the Portfolio/ Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	CNY 20,115	12/16/2025	7 DAY- CNRR/Quarterly	2.75%/Quarterly	$-	$13,754
Bank of America, N.A.	KRW 1,419	12/16/2030	3 Month- KWCDC/Quarterly	1.20%/Quarterly	1,574	(9,919)
Bank of America, N.A.	KRW 1,438	12/16/2030	3 Month- KWCDC/Quarterly	1.20%/Quarterly	3,500	(11,956)
					$5,074	$(8,121)

Centrally Cleared Credit Default Swaps on Credit Indices —Buy Protection(1)
						Value(4)

Reference Obligation	Fixed Deal (Pay) Rate	Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(2)	Notional Amount (000's)(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index	(1.00)%	Quarterly	12/20/2025	0.50%	$1,805	$(38,871)	$(5,354)
Markit CDX North America Investment Grade Index	(5.00)	Quarterly	12/20/2025	2.94	3,715	(151,954)	(194,503)
						$(190,825)	$(199,857)

Over the Counter Credit Default Swaps on Credit Indices —Buy Protection(1)
							Value(4)
Reference Obligation	Fixed Deal (Pay) Rate	Frequency	Maturity Date	Counterparty	Implied Credit Spread at December 31, 2020(2)	Notional Amount (000's)(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CMBX North America AAA 12 Indices	(0.50)%	Quarterly	08/17/2061	Goldman Sachs International	0.41%	$2,535	$45,792	$(66,018)
Markit CMBX North America AAA 12 Indices	(0.50)	Quarterly	08/17/2061	Goldman Sachs International	0.41	540	1,279	(5,587)
Markit CMBX North America AAA 12 Indices	(0.50)	Quarterly	08/17/2061	Goldman Sachs International	0.41	1,425	(5,077)	(6,292)
							$41,994	$(77,897)

CNY - Chinese Yuan
CNRR - China Interbank Repo Rate
KRW - South Korean Won
KWCDC - South Korean Won Certificate of Deposit

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

270

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$114,839,733	$—	$114,839,733
U.S. Corporate Bonds & Notes	—	272,857,839	—	272,857,839
Foreign Corporate Bonds & Notes	—	49,559,296	—	49,559,296
U.S. Government Agencies	—	228,400,062	—	228,400,062
U.S. Government Treasuries	—	368,761,675	—	368,761,675
Municipal Bond & Notes	—	4,746,676	—	4,746,676
Loans	—	15,126,472	—	15,126,472
Foreign Government Obligations	—	17,547,111	—	17,547,111
Common Stocks	—	—	38,274	38,274
Preferred Securities/Capital Securities	—	5,211,653	—	5,211,653
Warrants	—	—	0	0
Escrows and Litigation Trusts	—	—	38	38
Short-Term Investment Securities	12,760,666	—	—	12,760,666
Repurchase Agreements	—	19,500,000	—	19,500,000
Total Investments at Value	$12,760,666	$1,096,550,517	$38,312	$1,109,349,495

Other Financial Instruments:†
Futures Contracts	$111,868	$—	$—	$111,868
Forward Foreign Currency Contracts	—	2,338	—	2,338
Over the Counter Interest Rate Swap Contracts	—	13,754	—	13,754
Total Other Financial Instruments	$111,868	$16,092	$—	$127,960

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$87,517	$—	$—	$87,517
Forward Foreign Currency Contracts	—	62,109	—	62,109
Over the Counter Interest Rate Swap Contracts	—	21,875	—	21,875
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection	—	199,857	—	199,857
Over the Counter Credit Default Swaps on Credit Indices - Buy Protection	—	77,897	—	77,897
Total Other Financial Instruments	$87,517	$361,738	$—	$449,255

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

271

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2020 — (unaudited)

Security Description		Shares/ Principal Amount(7)	Value (Note 1)
FOREIGN GOVERNMENT OBLIGATIONS — 34.9%
Sovereign — 34.9%
Commonwealth of Australia Senior Notes 0.75% due 11/21/2027(1)	AUD	11,800,000	$10,763,455
Commonwealth of Australia Senior Notes 3.00% due 09/20/2025(1)	AUD	2,855,000	3,321,205
Commonwealth of Australia Senior Notes 3.00% due 03/21/2047	AUD	3,500,000	3,323,272
Federal Republic of Germany Bonds 0.10% due 04/15/2023(1)	EUR	17,494,733	21,985,617
Government of Canada Bonds 2.00% due 12/01/2041(1)	CAD	13,109,159	15,439,126
Government of France Bonds 0.10% due 03/01/2025(1)	EUR	5,007,161	6,441,737
Government of France Bonds 0.25% due 07/25/2024(1)	EUR	14,975,345	19,489,125
Government of France Bonds 1.10% due 07/25/2022(1)	EUR	12,982,239	16,567,289
Government of France Bonds 2.10% due 07/25/2023*(1)	EUR	6,809,708	9,012,891
Government of Japan Bonds 0.10% due 03/10/2025(1)	JPY	470,943,700	4,565,538
Government of Japan Bonds 0.10% due 03/10/2027(1)	JPY	2,085,074,626	20,266,146
Government of Japan Bonds 0.10% due 03/10/2028(1)	JPY	362,145,600	3,514,659
Government of New Zealand Senior Notes 2.00% due 09/20/2025(1)	NZD	2,317,000	2,071,232
Government of Romania Senior Notes 4.63% due 04/03/2049	EUR	1,210,000	1,993,791
Republic of Italy Senior Notes 2.35% due 09/15/2024*(1)	EUR	18,142,509	24,780,322
Republic of Italy Senior Notes 2.60% due 09/15/2023*(1)	EUR	8,829,301	11,855,240
United Kingdom Gilt Treasury Bonds 0.13% due 03/22/2024(1)	GBP	9,469,278	14,246,703
United Kingdom Gilt Treasury Bonds 0.13% due 03/22/2026(1)	GBP	5,677,637	9,098,744
United Kingdom Gilt Treasury Bonds 1.88% due 11/22/2022(1)	GBP	3,763,583	5,635,036
United Kingdom Gilt Treasury Bonds 2.50% due 07/17/2024(1)	GBP	3,603,000	17,588,402
Total Foreign Government Obligations
(cost $204,674,824)			221,959,530
U.S. GOVERNMENT AGENCIES — 3.3%
Federal Home Loan Mtg. Corp. — 1.1%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K740, Class X1 0.76% due 09/25/2027(2)(3)(4)		4,074,195	183,737
Series K119, Class X1 0.93% due 09/25/2030(2)(3)(4)		15,741,960	1,231,494
Series K114, Class X1 1.12% due 06/25/2030(2)(3)(4)		6,276,997	576,541
Series KG04, Class X1 0.85% due 11/25/2030(2)(3)(4)		7,355,000	520,366
Series K122, Class X1 0.88% due 11/25/2030(2)(3)(4)		1,110,000	82,667
Series K121, Class X1 1.03% due 10/25/2030(2)(3)(4)		2,034,000	172,219
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2019-HQA3, Class M2 2.00% (1 ML + 1.85%) due 09/25/2049*(5)		961,002	948,820
Series 2018-HQA1, Class M2 2.45% (1 ML+2.30%) due 09/25/2030(5)		2,367,715	2,358,715
Series 2019-HQA1, Class M2 2.50% (1 ML + 2.35%) due 02/25/2049*(5)		1,118,456	1,115,606
			7,190,165
Federal National Mtg. Assoc. — 2.2%
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2018-C03, Class 1M2 2.30% (1 ML+2.15%) due 10/25/2030(5)		2,747,066	2,741,836
Series 2019-R03, Class 1M2 2.30% (1 ML+2.15%) due 09/25/2031*(5)		395,675	395,195
Series 2018-C02, Class 2M2 2.35% (1 ML+2.20%) due 08/25/2030(5)		2,415,069	2,399,738
Series 2018-C01, Class 1M2 2.40% (1 ML+2.25%) due 07/25/2030(5)		2,551,425	2,538,623
Series 2018-C05, Class 1M2 2.50% (1 ML+2.35%) due 01/25/2031(5)		2,904,973	2,908,662
Series 2018-R07, Class 1M2 2.55% (1 ML+2.40%) due 04/25/2031*(5)		390,778	390,473
Series 2018-C04, Class 2M2 2.70% (1 ML+2.55%) due 12/25/2030(5)		2,564,868	2,571,346
			13,945,873
Total U.S. Government Agencies
(cost $21,421,626)			21,136,038

272

U.S. GOVERNMENT TREASURIES — 45.3%
United States Treasury Bonds TIPS(1) — 1.6%
0.25% due 02/15/2050	4,571,734	5,446,138
0.75% due 02/15/2045	1,724,970	2,223,617
1.00% due 02/15/2048	1,288,210	1,792,541
1.00% due 02/15/2049	605,340	851,985
		10,314,281
United States Treasury Notes TIPS(1) — 43.7%
0.13% due 07/15/2026	25,093,299	27,594,460
0.13% due 07/15/2030	10,739,653	12,046,310
0.25% due 07/15/2029	36,518,956	41,335,845
0.38% due 01/15/2027	15,597,647	17,404,578
0.50% due 01/15/2028	3,610,220	4,093,275
0.63% due 01/15/2026	57,249,969	63,900,060
0.75% due 07/15/2028	13,547,399	15,754,673
0.88% due 01/15/2029(14)	81,574,658	95,858,721
		277,987,922
Total U.S. Government Treasuries
(cost $273,498,395)		288,302,203
ASSET BACKED SECURITIES — 4.8%
Diversified Financial Services — 4.8%
AASET Trust Series 2020-1A, Class A 3.35% due 01/16/2040*	298,571	281,048
Atlas Senior Loan Fund, Ltd. FRS Series 2018-9A, Class A 1.09% (3 ML+0.87%) due 04/20/2028*(6)	3,143,388	3,123,981
Atrium XIII FRS Series 13A, Class A1 1.39% (3 ML+1.18%) due 11/21/2030*(6)	3,700,000	3,698,857
BANK VRS Series 2019-BN18, Class XA 0.90% due 05/15/2062(2)(3)(4)	6,981,403	436,131
BANK VRS Series 2020-BN29, Class XA 1.36% due 11/15/2053(2)(3)(4)	7,221,592	779,457
Bear Stearns ARM Trust VRS Series 2005-6, Class 3A1 3.09% due 08/25/2035(2)(5)	873,947	871,085
Benchmark Mtg. Trust VRS Series 2019-B10, Class XA 1.23% due 03/15/2062(2)(3)(4)	7,623,729	597,408
Benchmark Mtg. Trust VRS Series 2020-B22, Class XA 1.52% due 01/15/2054(2)(3)(4)	2,715,000	342,346
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2013-4A, Class A1RR 1.24% (3 ML+1.00%) due 01/15/2031*(6)	1,970,951	1,951,671
CF Hippolyta LLC Series 2020-1, Class A1 1.69% due 07/15/2060*	804,541	819,518
CSMC Trust VRS Series 2018-RPL8, Class A1 4.13% due 07/25/2058*(2)	1,085,533	1,089,644
DBJPM Mtg. Trust VRS Series 2020-C9, Class XA 1.71% due 09/15/2053(2)(3)(4)	2,094,045	229,028
Dryden Senior Loan Fund FRS Series 2015-41A, Class AR 1.21% (3 ML+0.97%) due 04/15/2031*(6)	2,045,000	2,031,198
Dryden Senior Loan Fund FRS Series 2015-37A, Class AR 1.34% (3 ML+1.10%) due 01/15/2031*(6)	2,500,000	2,488,240
LCM XX LP FRS Series -20A, Class AR 1.26% (3 ML+1.04%) due 10/20/2027*(6)	1,625,000	1,622,210
Magnetite, Ltd. FRS Series 2012-7A, Class A1R2 1.04% (3 ML+0.80%) due 01/15/2028*(6)	2,000,000	1,984,332
Neuberger Berman CLO XIX, Ltd. FRS Series 2015-19A, Class A1R2 1.04% (3 ML+0.80%) due 07/15/2027*(6)	2,240,098	2,225,130
Preston Ridge Partners Mtg. Series 2020-6, Class A1 2.36% due 11/25/2025*(5)(8)	290,479	290,693
Pretium Mtg. Credit Partners I Series 2020-NPL2, Class A1 3.72% due 02/27/2060*(8)	228,279	229,846
Tesla Auto Lease Trust Series 2019-A, Class E 5.48% due 05/22/2023*	580,000	612,488
Traingle Re, Ltd. FRS Series 2020-1, Class M1A 3.15% (1 ML+3.00%) due 10/25/2030*(5)	660,000	662,433
Venture CLO, Ltd. FRS Series 2017-29A, Class A 1.50% (3 ML+1.28%) due 09/07/2030*(6)	1,110,000	1,109,657
Vericrest Opportunity Loan Transferee Series 2019-NP10, Class A1A 3.43% due 12/27/2049*(8)	1,025,029	1,027,569
Vericrest Opportunity Loan Trust VRS Series 2019-NPL7, Class A1A 3.18% due 10/25/2049*(8)	744,947	745,701
VOLT LXXXV LLC Series 2020-NPL1, Class A1A 3.23% due 01/25/2050*(8)	363,330	364,349
Westlake Automobile Receivables Trust Series 2020-3A, Class D 1.65% due 02/17/2026*	515,000	521,149
Wingstop Funding LLC Series 2020-1A, Class A2 2.84% due 12/05/2050*	205,000	209,155

273

Total Asset Backed Securities
(cost $30,411,741)			30,344,324
U.S. CORPORATE BONDS & NOTES — 1.8%
Apparel Manufacturers — 0.0%
William Carter Co. Company Guar. Notes 5.63% due 03/15/2027*		196,000	206,290
Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*		380,000	406,497
Cable/Satellite TV — 0.1%
CSC Holdings LLC Company Guar. Notes 3.38% due 02/15/2031*		870,000	853,688
Computer Services — 0.2%
Booz Allen Hamilton, Inc. Company Guar. Notes 3.88% due 09/01/2028*		1,200,000	1,236,000
Consulting Services — 0.1%
Gartner, Inc. Company Guar. Notes 3.75% due 10/01/2030*		513,000	540,579
Decision Support Software — 0.2%
MSCI, Inc. Company Guar. Notes 3.88% due 02/15/2031*		888,000	939,060
MSCI, Inc. Company Guar. Notes 5.38% due 05/15/2027*		202,000	215,635
			1,154,695
Food-Meat Products — 0.1%
NBM US Holdings, Inc. Company Guar. Notes 7.00% due 05/14/2026		555,000	604,262
Funeral Services & Related Items — 0.2%
Service Corp. International Senior Notes 3.38% due 08/15/2030		870,000	904,983
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*		830,000	865,947
Internet Security — 0.0%
NortonLifeLock, Inc. Senior Notes 5.00% due 04/15/2025*		200,000	204,000
Medical-HMO — 0.2%
Centene Corp. Senior Notes 4.63% due 12/15/2029		794,000	881,507
Office Automation & Equipment — 0.1%
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.25% due 02/15/2029		696,000	709,711
Oil Companies-Exploration & Production — 0.0%
Hess Corp. Senior Notes 7.88% due 10/01/2029		180,000	236,606
Pipelines — 0.2%
MPLX LP Senior Notes 4.25% due 12/01/2027		1,050,000	1,232,879
Retail-Pawn Shops — 0.1%
FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*		593,000	611,531
Transactional Software — 0.1%
Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*		500,000	511,875
Total U.S. Corporate Bonds & Notes
(cost $11,068,949)			11,161,050
FOREIGN CORPORATE BONDS & NOTES — 0.7%
Food-Meat Products — 0.1%
Minerva Luxembourg SA Company Guar. Notes 6.50% due 09/20/2026		575,000	603,756
Oil Companies-Integrated — 0.2%
Petrobras Global Finance BV Company Guar. Notes 5.60% due 01/03/2031		510,000	586,143
Petroleos Mexicanos Company Guar. Notes 5.95% due 01/28/2031		305,000	304,238
			890,381
SupraNational Banks — 0.4%
Inter-American Development Bank Senior Notes 3.15% due 06/26/2029	AUD	2,880,000	2,584,183
Wireless Equipment — 0.0%
Nokia Oyi Senior Notes 4.38% due 06/12/2027		195,000	212,672
Total Foreign Corporate Bonds & Notes (cost $3,985,109)			4,290,992
LOANS(9)(10)(11) — 4.8%
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc. FRS BTL 3.71% (3 ML +3.50%) due 08/21/2026		281,438	270,180

274

Aerospace/Defense-Equipment — 0.1%
TransDigm, Inc. FRS BTL-F 2.40% (1 ML +2.25%) due 12/09/2025		293,269	287,103
Airlines — 0.0%
SkyMiles IP, Ltd. FRS BTL 4.75% (3 ML +3.75%) due 10/20/2027		120,000	124,200
WestJet Airlines, Ltd. FRS BTL-B 4.00% (3 ML +3.00%) due 12/11/2026		153,450	146,791
			270,991
Applications Software — 0.1%
SS&C Technologies, Inc. FRS BTL-B5 1.90% (1 ML +1.75%) due 04/16/2025		630,252	623,074
Auto Repair Centers — 0.0%
Belron Finance US LLC BTL-B 2.46% (3 ML +2.25%) due 11/13/2025		186,200	185,734
Auto/Truck Parts & Equipment-Original — 0.1%
Panther BF Aggregator 2 LP FRS BTL-B 3.65% (1 ML +3.50%) due 04/30/2026		193,929	192,959
Panther BF Aggregator 2 LP FRS BTL-B 3.75% (1 ME +3.75%) due 04/30/2026	EUR	241,688	293,966
			486,925
Auto/Truck Parts & Equipment-Replacement — 0.0%
Adient US LLC FRS BTL-B 4.40% (1 ML +4.25%) due 05/06/2024		113,925	113,811
Adient US LLC FRS BTL-B 4.46% (3 ML +4.25%) due 05/06/2024		38,750	38,711
			152,522
Broadcast Services/Program — 0.1%
NEP Group, Inc. FRS BTL 3.40% (1 ML +3.25%) due 10/20/2025		107,800	102,051
Nexstar Broadcasting, Inc. FRS BTL-B3 2.40% (1 ML +2.25%) due 01/17/2024		65,502	64,820
Nexstar Broadcasting, Inc. FRS BTL-B4 2.90% (1 ML +2.75%) due 09/18/2026		168,235	166,927
			333,798
Building Products-Air & Heating — 0.0%
Ingersoll-Rand Services Co. FRS BTL-B 1.90% (1 ML +1.75%) due 03/01/2027		178,650	176,002
Building Products-Cement — 0.0%
Quikrete Holdings, Inc. FRS 1st Lien 2.65% (1 ML +2.50%) due 02/01/2027		148,500	147,634
Building Products-Doors & Windows — 0.1%
NCI Building Systems, Inc. FRS BTL 3.90% (1 ML +3.75%) due 04/12/2025		889,474	885,471
Building-Heavy Construction — 0.1%
PowerTeam Services LLC FRS BTL 4.25% (3 ML +3.25%) due 03/06/2025		300,000	296,500
Cable/Satellite TV — 0.1%
CSC Holdings LLC FRS BTL 2.41% (1 ML +2.25%) due 01/15/2026		614,063	603,207
LCPR Loan Financing LLC FRS BTL-B 5.16% (1 ML +5.00%) due 10/15/2026		100,000	100,208
Newco Financing Partnership FRS BTL-B1 3.67% (3 ML +3.50%) due 01/31/2029		105,000	105,000
UPC Broadband Holdings BV FRS BTL-B2 3.68% (3 ML +3.50%) due 01/31/2029		105,000	105,000
			913,415
Casino Hotels — 0.1%
Boyd Gaming Corp. FRS BTL-B 2.35% (1 WL +2.25%) due 09/15/2023		248,027	245,724
Caesars Resort Collection LLC FRS BTL-B 2.90% (1 ML +2.75%) due 12/23/2024		342,065	335,034
			580,758
Cellular Telecom — 0.0%
Numericable Group SA FRS BTL-B 3.85% (1 ML +3.69%) due 01/31/2026		195,960	193,939

275

Chemicals-Specialty — 0.1%
ASP Unifrax Holdings, Inc. FRS BTL-B1 4.00% (3 ML +3.75%) due 12/12/2025		314,769	288,014
Diamond BC BV FRS BTL 3.21% (3 ML +3.00%) due 09/06/2024		195,466	192,229
Element Solutions, Inc. FRS BTL-B 2.15% (1 ML +2.00%) due 01/31/2026		166,616	164,742
Starfruit US HoldCo. LLC FRS BTL-B 3.15% (1 ML +3.00%) due 10/01/2025		124,430	122,812
Starfruit Finco BV FRS BTL-B 3.25% (1 ME +3.25%) due 10/01/2025	EUR	94,413	114,763
			882,560
Commercial Services — 0.1%
AVSC Holding Corp. FRS BTL-B1 4.50% (3 ML +3.50%) due 03/03/2025		196,962	167,089
Brightview Landscapes LLC FRS BTL-B 2.69% (1 ML +2.50%) due 08/15/2025		171,482	169,625
			336,714
Commercial Services-Finance — 0.1%
EVO Payments International LLC FRS BTL 3.40% (1 ML +3.25%) due 12/22/2023		180,688	180,507
Financial & Risk US Holdings, Inc. FRS BTL 3.40% (1 ML +3.25%) due 10/01/2025		308,700	308,073
WEX, Inc. FRS BTL-B3 2.40% (1 ML +2.25%) due 05/15/2026		342,116	339,550
			828,130
Computer Services — 0.1%
Science Applications International Corp. FRS BTL-B 2.02% (1 ML +1.88%) due 10/31/2025		372,400	370,073
Tempo Acquisition LLC FRS BTL-B 3.75% (1 ML +3.25%) due 11/02/2026		129,058	128,009
			498,082
Consulting Services — 0.1%
AlixPartners LLP FRS BTL 2.65% (1 ML +2.50%) due 04/04/2024		391,360	386,713
Consumer Products-Misc. — 0.0%
Reynolds Consumer Products LLC FRS BTL 1.90% (1 ML +1.75%) due 02/04/2027		91,169	90,474
Containers-Metal/Glass — 0.0%
Berlin Packaging LLC FRS 1st Lien 3.16% (1 ML +3.00%) due 11/07/2025		194,351	190,923
Berlin Packaging LLC FRS 1st Lien 3.26% (3 ML +3.00%) due 11/07/2025		1,138	1,118
			192,041
Containers-Paper/Plastic — 0.1%
Berry Global, Inc. FRS BTL-W 2.15% (1 ML +2.00%) due 10/01/2022		90,573	90,421
Berry Global, Inc. FRS BTL-Y 2.15% (1 ML +2.00%) due 07/01/2026		197,000	195,867
Flex Acquisition Co, Inc. FRS BTL 4.00% (1 ML +3.00%) due 12/29/2023		12,713	12,634
Flex Acquisition Co, Inc. FRS BTL 4.00% (3 ML +3.00%) due 12/29/2023		181,992	180,855
ProAmpac PG Borrower LLC FRS BTL 5.00% (1 ML +4.00%) due 11/03/2025		55,573	55,434
ProAmpac PG Borrower LLC FRS BTL 5.00% (3 ML +4.00%) due 11/03/2025		99,427	99,178
Reynolds Group Holdings, Inc. FRS BTL 2.90% (1 ML +2.75%) due 02/05/2023		74,377	73,931
			708,320
Cosmetics & Toiletries — 0.1%
Sunshine Luxembourg VII SARL FRS BTL 5.00% (3 ML +4.00%) due 10/01/2026		356,400	357,037
Data Processing/Management — 0.1%
Evertec Group LLC FRS BTL-B 3.65% (1 ML +3.50%) due 11/27/2024		329,778	328,542

276

Dun & Bradstreet Corp. FRS BTL 3.90% (1 ML +3.75%) due 02/06/2026	263,013	262,749
		591,291
Diagnostic Equipment — 0.1%
Avantor Funding, Inc. FRS BTL 3.25% (1 ML +2.25%) due 11/21/2024	59,464	59,427
Avantor Funding, Inc. FRS BTL-B4 3.50% (1 ML +2.50%) due 11/08/2027	275,000	274,885
		334,312
Direct Marketing — 0.0%
Terrier Media Buyer, Inc. FRS BTL-B 4.40% (1 ML +4.25%) due 12/17/2026	143,550	143,351
Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc. FRS BTL 2.15% (1 ML +2.00%) due 01/15/2027	266,625	263,847
Univar Solutions USA, Inc. FRS BTL-B5 2.15% (1 ML +2.00%) due 07/01/2026	99,000	97,969
		361,816
Enterprise Software/Service — 0.1%
Dcert Buyer, Inc. FRS BTL-B 4.15% (1 ML +4.00%) due 10/16/2026	203,463	203,107
MA FinanceCo. LLC FRS BTL-B 2.90% (1 ML +2.75%) due 06/21/2024	24,851	24,416
Seattle SpinCo, Inc. FRS BTL-B3 2.90% (1 ML +2.75%) due 06/21/2024	167,821	164,884
Ultimate Software Group, Inc. FRS 1st Lien 3.90% (1 ML +3.75%) due 05/04/2026	98,750	98,602
Ultimate Software Group, Inc. FRS BTL-B 4.75% (3 ML +4.00%) due 05/04/2026	99,750	100,211
		591,220
Finance-Credit Card — 0.1%
Blackhawk Network Holdings, Inc. FRS 1st Lien 3.15% (1 ML +3.00%) due 06/15/2025	293,970	286,069
Finance-Investment Banker/Broker — 0.1%
Deerfield Dakota Holding LLC FRS BTL 4.75% (1 ML +3.75%) due 04/09/2027	308,450	308,498
Food-Baking — 0.1%
Hostess Brands, LLC FRS BTL 3.00% (1 ML +2.25%) due 08/03/2025	79,781	79,332
Hostess Brands, LLC FRS BTL 3.00% (3 ML +2.25%) due 08/03/2025	213,484	212,283
		291,615
Food-Catering — 0.1%
8th Avenue Food & Provisions, Inc. FRS BTL 3.65% (1 ML +3.50%) due 10/01/2025	147,000	146,265
Aramark Services, Inc. FRS BTL-B1 1.90% (1 ML +1.75%) due 03/11/2025	375,000	369,656
		515,921
Food-Misc./Diversified — 0.0%
Froneri US, Inc. FRS BTL 2.40% (1 ML +2.25%) due 01/31/2027	109,450	108,246
Food-Wholesale/Distribution — 0.1%
US Foods, Inc. FRS BTL-B 1.90% (1 ML +1.75%) due 06/27/2023	341,944	336,302
US Foods, Inc. FRS BTL-B 2.15% (1 ML +2.00%) due 09/13/2026	167,875	164,727
		501,029
Gambling (Non-Hotel) — 0.0%
Golden Entertainment, Inc. FRS 1st Lien 3.75% (1 ML +3.00%) due 10/21/2024	97,229	94,798
Gas-Distribution — 0.1%
UGI Energy Services LLC FRS BTL-B 3.90% (1 ML +3.75%) due 08/13/2026	300,425	300,425

277

Hotels/Motels — 0.0%
Hilton Worldwide Finance LLC FRS BTL-B 1.90% (1 ML +1.75%) due 06/22/2026		136,839	135,080
Industrial Gases — 0.1%
Messer Industries GmbH FRS BTL-B 2.50% (3 ME +2.50%) due 03/01/2026	EUR	100,000	121,936
Messer Industries USA, Inc. FRS BTL 2.75% (3 ML +2.50%) due 03/01/2026		216,150	214,225
			336,161
Insurance Brokers — 0.1%
HUB International, Ltd. FRS BTL-B 2.96% (3 ML +2.75%) due 04/25/2025		268,797	263,635
USI, Inc. FRS BTL 3.25% (3 ML +3.00%) due 05/16/2024		269,430	265,333
			528,968
Insurance-Property/Casualty — 0.2%
Asurion LLC FRS BTL-B1 3.40% (1 ML +3.25%) due 12/23/2026		162,585	160,858
Asurion LLC FRS 2nd Lien 6.65% (1 ML +6.50%) due 08/04/2025		281,818	283,403
Sedgwick Claims Management Services, Inc. FRS BTL 3.40% (1 ML +3.25%) due 12/31/2025		524,300	515,343
Sedgwick Claims Management Services, Inc. FRS BTL-B 4.15% (1 ML +4.00%) due 09/03/2026		197,000	196,508
			1,156,112
Internet Content-Entertainment — 0.0%
Adevinta ASA FRS BTL-B coupon TBD due 10/13/2027	EUR	100,000	122,280
Investment Management/Advisor Services — 0.0%
NFP Corp. FRS BTL 3.40% (1 ML +3.25%) due 02/15/2027		127,383	124,491
Leisure Products — 0.0%
Hayward Industries, Inc. FRS 1st Lien 3.65% (1 ML +3.50%) due 08/05/2024		140,099	138,347
Machinery-Electrical — 0.0%
Brookfield WEC Holdings, Inc. FRS BTL 3.75% (1 ML +3.00%) due 08/01/2025		98,492	98,158
Machinery-General Industrial — 0.1%
Altra Industrial Motion Corp. FRS BTL-B 2.15% (1 ML +2.00%) due 10/01/2025		188,321	187,850
Vertical US Newco, Inc. FRS BTL-B 4.57% (6 ML+4.25%) due 07/30/2027		219,450	220,170
			408,020
Machinery-Pumps — 0.0%
CIRCOR International, Inc. FRS BTL-B 4.25% (1 ML +3.25%) due 12/11/2024		244,936	242,563
Medical Information Systems — 0.1%
Zelis Payments Buyer, Inc. FRS BTL 4.90% (1 ML +4.75%) due 09/30/2026		396,000	396,619

Medical Labs & Testing Services — 0.2%
Biogroup LCD FRS BTL-B 4.75% (3 ME +4.75%) due 04/25/2026	EUR	185,000	226,005
Envision Healthcare Corp. FRS 1st Lien 3.90% (1 ML +3.75%) due 10/10/2025		676,200	563,500
LGC Group Holdings, Ltd. FRS BTL-B 3.25% (1 ME +3.25%) due 04/21/2027	EUR	100,000	120,383
Quintiles IMS, Inc. FRS BTL-B 1.90% (1 ML +1.75%) due 03/07/2024		200,000	198,550
Syneos Health, Inc. FRS BTL-B 1.90% (1 ML +1.75%) due 08/01/2024		137,731	136,388
			1,244,826
Medical Products — 0.0%
Agiliti Health, Inc. FRS BTL-B 2.94% (1 ML +2.75%) due 01/04/2026		122,813	121,584

278

Medical-Drugs — 0.1%
Bausch Health Americas, Inc. FRS BTL 2.90% (1 ML +2.75%) due 11/27/2025	645,000	638,550
Medical-Generic Drugs — 0.0%
Endo Luxembourg Finance Co. I SARL FRS BTL-B 5.00% (3 ML +4.25%) due 04/29/2024	171,013	168,127
Medical-Hospitals — 0.1%
Surgery Center Holdings, Inc. FRS BTL 4.25% (1 ML +3.25%) due 09/03/2024	337,159	331,189
Universal Health Services, Inc. FRS BTL-B 1.90% (1 ML +1.75%) due 10/31/2025	543,900	542,087
		873,276
Medical-Nursing Homes — 0.0%
ADMI Corp. FRS BTL coupon TBD due 12/23/2027	125,000	124,937
Medical-Wholesale Drug Distribution — 0.0%
Milano Acquisition Corp. FRS BTL-B 4.75% (3 ML +4.00%) due 10/01/2027	115,000	114,856
Multimedia — 0.0%
EW Scripps Co. FRS BTL-B3 coupon TBD due 12/15/2027	100,000	100,025
Pharmacy Services — 0.0%
Change Healthcare Holdings LLC FRS BTL 3.50% (3 ML +2.50%) due 03/01/2024	72,182	71,791
Pipelines — 0.2%
BCP Raptor II LLC FRS BTL 4.90% (1 ML +4.75%) due 11/03/2025	329,966	295,938
BCP Renaissance Parent LLC FRS BTL-B 4.50% (3 ML +3.50%) due 10/31/2024	170,992	164,922
Grizzly Finco FRS BTL 3.48% (3 ML +3.25%) due 10/01/2025	229,713	225,405
Lower Cadence Holdings LLC FRS BTL-B 4.15% (1 ML +4.00%) due 05/22/2026	98,500	95,730
Medallion Midland Acquisition LLC FRS BTL 4.25% (1 ML +3.25%) due 10/30/2024	146,600	143,484
		925,479
Private Equity — 0.0%
Victory Capital Holdings, Inc. FRS BTL 2.74% (3 ML +2.50%) due 07/01/2026	79,811	79,445
Professional Sports — 0.1%
Delta 2 Luxembourg SARL FRS BTL-B3 3.50% (1 ML +2.50%) due 02/01/2024	750,000	740,312
Racetracks — 0.0%
Penn National Gaming, Inc. FRS BTL 3.00% (1 ML +2.25%) due 10/15/2025	197,576	194,786
Real Estate Investment Trusts — 0.0%
VICI Properties 1 LLC FRS BTL 1.89% (1 ML +1.75%) due 12/20/2024	150,000	147,375
Rental Auto/Equipment — 0.2%
United Rentals North America, Inc. FRS BTL 1.90% (1 ML +1.75%)
due 10/31/2025	1,358,725	1,354,054
Research & Development — 0.0%
PAREXEL International Corp. FRS BTL 2.90% (1 ML +2.75%) due 09/27/2024	207,950	204,126
Retail-Auto Parts — 0.0%
Harbor Freight Tools USA, Inc. FRS BTL-B 4.00% (1 ML +3.25%) due 10/19/2027	223,727	223,426
Retail-Building Products — 0.1%
Beacon Roofing Supply, Inc. FRS BTL-B 2.40% (1 ML +2.25%) due 01/02/2025	268,781	266,430
White Cap Buyer LLC FRS BTL-B coupon TBD due 10/19/2027	120,000	119,875
		386,305
Retail-Office Supplies — 0.0%
Staples, Inc. FRS BTL 5.21% (3 ML +5.00%) due 04/16/2026	197,000	190,536

279

Retail-Restaurants — 0.1%
IRB Holding Corp. FRS BTL-B 3.75% (3 ML +2.75%) due 02/05/2025		288,329	285,518
Restaurant Brands International FRS BTL-B 1.90% (1 ML +1.75%) due 11/19/2026		270,252	265,438
			550,956
Retail-Sporting Goods — 0.1%
Bass Pro Group LLC FRS BTL 5.75% (1 ML +5.00%) due 09/25/2024		723,182	724,199
Security Services — 0.0%
Verisure Holding AB FRS BTL-B 4.00% (6 ME +4.00%) due 07/20/2026	EUR	155,000	189,786
Semiconductor Equipment — 0.1%
Cabot Microelectronics Corp. FRS BTL-B 2.19% (1 ML +2.00%) due 11/17/2025		398,905	396,911
Entegris, Inc. FRS BTL-B 2.15% (1 ML +2.00%) due 11/06/2025		190,313	189,995
			586,906
Telecom Services — 0.0%
MTN Infrastructure TopCo, Inc. FRS BTL 4.00% (1 ML +3.00%) due 11/15/2024		171,474	170,938
Telephone-Integrated — 0.0%
CenturyLink, Inc. FRS BTL-B 2.40% (1 ML +2.25%) due 03/15/2027		168,300	166,126
Television — 0.2%
Gray Television, Inc. FRS BTL-C 2.65% (1 ML +2.50%) due 01/02/2026		556,516	551,878
ION Media Networks, Inc. FRS BTL-B1 3.19% (3 ML +3.00%) due 12/18/2024		402,736	402,065
			953,943
Theaters — 0.1%
Cineworld, Ltd. FRS BTL 3.50% (3 ML +2.50%) due 02/28/2025		608,354	409,625

Transport-Rail — 0.0%
Savage Enterprises LLC FRS BTL-B 3.15% (1 ML +3.00%) due 08/01/2025		168,646	167,562
Veterinary Diagnostics — 0.0%
Elanco Animal Health, Inc. FRS BTL 1.90% (1 ML +1.75%) due 08/01/2027		238,657	236,320
Web Hosting/Design — 0.1%
Go Daddy Operating Co. LLC FRS BTL-B 1.90% (1 ML +1.75%) due 02/15/2024		110,326	109,935
Go Daddy Operating Co. LLC FRS BTL-B3 2.65% (1 ML +2.50%) due 08/10/2027		114,425	114,902
Web.com Group, Inc. FRS BTL 3.90% (1 ML +3.75%) due 10/10/2025		358,927	353,319
			578,156
Total Loans
(cost $31,289,559)			30,837,840
COMMON STOCKS — 0.0%
Printing-Commercial — 0.0%
Quad/Graphics, Inc.		56	214
Television — 0.0%
ION Media Networks, Inc.†(12)(13)		233	200,329
Total Common Stocks (cost $2)			200,543
Total Long-Term Investment Securities (cost $576,350,205)			608,232,520

REPURCHASE AGREEMENTS — 0.3%
Bank of America Securities LLC Joint Repurchase Agreement(15)		360,000	360,000
Barclays Capital, Inc. Joint Repurchase Agreement(15)		285,000	285,000
BNP Paribas SA Joint Repurchase Agreement(15)		285,000	285,000
Deutsche Bank AG Joint Repurchase Agreement(15)		380,000	380,000
RBS Securities, Inc. Joint Repurchase Agreement(15)		365,000	365,000
Total Repurchase Agreements (cost $1,675,000)			1,675,000

280

TOTAL INVESTMENTS (cost $578,025,205)	95.9%	609,907,520
Other assets less liabilities	4.1	26,397,245
NET ASSETS	100.0%	$636,304,765

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2020, the aggregate value of these securities was $82,178,518 representing 12.9% of net assets.
†	Non-income producing security
(1)	Principal amount of security is adjusted for inflation.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Commercial Mortgage Backed Security
(4)	Interest Only
(5)	Collateralized Mortgage Obligation
(6)	Collateralized Loan Obligation
(7)	Denominated in United States dollars unless otherwise indicated.
(8)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of December 31, 2020.
(9)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(10)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(11)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(12)	Securities classified as Level 3 (see Note 1).
(13)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2020, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	12/21/2016	233	$2	$200,329	$859.78	0.03%

(14)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(15)	See Note 2 for details of Joint Repurchase Agreements.
AUD	— Australian Dollar
BTL	— Bank Term Loan
CAD	— Canadian Dollar
CLO	— Collateralized Loan Obligation
EUR	— Euro Currency
GBP	— Pound Sterling
JPY	— Japanese Yen
NZD	— New Zealand Dollar
TBD	— Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.
TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on the FRS and VRS are the current interest rates at December 31, 2020 and unless otherwise, the dates shown are the original maturity dates.

Index Legend

1 ME	— 1 Month Euribor
1 ML	— 1 Month Libor
1 WL	— 1 Week Libor
3 ME	— 3 Month Euribor
3 ML	— 3 Month Libor
6 ME	— 6 Month Euribor
6 ML	— 6 Month Libor

281

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
17	Long	Australian 10 Year Bonds	March 2021	$1,925,901	$1,929,619	$3,718
36	Long	Euro-BTP Futures	March 2021	6,651,423	6,685,309	33,886
213	Long	U.S. Treasury 5 Year Notes	March 2021	26,808,447	26,872,945	64,498
246	Long	U.S. Treasury 10 Year Notes	March 2021	33,929,248	33,967,219	37,971
86	Short	U.S. Treasury Ultra Bonds	March 2021	18,611,452	18,366,375	245,077
19	Short	U.S. Treasury 10 Year Ultra Bonds	March 2021	2,979,997	2,970,828	9,169
						$394,319

						Unrealized (Depreciation)
20	Short	Long Gilt Futures	March 2021	$3,677,063	$3,707,021	$(29,958)
		Net Unrealized Appreciation (Depreciation)				$364,361

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

282

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	GBP	34,534,000	USD	46,748,296	01/29/2021	$-	$(486,156)
BNP Paribas SA	NZD	2,602,000	USD	1,859,727	01/29/2021	-	(12,692)
Goldman Sachs International	USD	512,721	GBP	375,000	01/29/2021	191	-
Morgan Stanley & Co., Inc.	AUD	25,483,170	USD	19,429,261	01/29/2021	-	(222,457)
	CAD	19,769,000	USD	15,535,621	01/29/2021	3,296	-
	JPY	2,949,383,000	USD	28,561,580	01/29/2021	-	(10,961)
						3,296	(233,418)
Toronto Dominion Bank	EUR	92,955,519	USD	112,958,059	01/29/2021	-	(667,747)
Unrealized Appreciation (Depreciation)						$3,487	$(1,400,013)

AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro Currency
GBP	— Pound Sterling
JPY	— Japanese Yen
NZD	— New Zealand Dollar
USD	— United States Dollar

283

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Foreign Government Obligations	$-	$221,959,530	$-	$221,959,530
U.S. Government Agencies	-	21,136,038	-	21,136,038
U.S. Government Treasuries	-	288,302,203	-	288,302,203
Asset Backed Securities	-	30,344,324	-	30,344,324
U.S. Corporate Bonds & Notes	-	11,161,050	-	11,161,050
Foreign Corporate Bonds & Notes	-	4,290,992	-	4,290,992
Loans	-	30,837,840	-	30,837,840
Common Stocks:
Printing-Commercial	214	-	-	214
Television	-	-	200,329	200,329
Repurchase Agreements	-	1,675,000	-	1,675,000
Total Investments at Value	$214	$609,706,977	$200,329	$609,907,520

Other Financial Instruments:†
Futures Contracts	$394,319	$-	$-	$394,319
Forward Foreign Currency Contracts	-	3,487	-	3,487
Total Other Financial Instruments	$394,319	$3,487	$-	$397,806

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$29,958	$-	$-	$29,958
Forward Foreign Currency Contracts	-	1,400,013	-	1,400,013
Total Other Financial Instruments	$29,958	$1,400,013	$-	$1,429,971

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
At the beginning and end of the reporting period, Level 3 investment in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

284

Seasons Series Trust SA Columbia Focused Value Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2020 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 97.8%
Aerospace/Defense — 1.8%
Raytheon Technologies Corp.	85,000	$6,078,350
Banks-Super Regional — 3.2%
Wells Fargo & Co.	362,400	10,937,232
Chemicals-Diversified — 3.6%
FMC Corp.	105,000	12,067,650
Computer Software — 2.8%
Teradata Corp.†	414,937	9,323,634
Diversified Banking Institutions — 13.2%
Bank of America Corp.	345,900	10,484,229
Citigroup, Inc.	200,000	12,332,000
JPMorgan Chase & Co.	87,200	11,080,504
Morgan Stanley	153,000	10,485,090
		44,381,823
Electric-Integrated — 7.1%
AES Corp.	470,000	11,045,000
FirstEnergy Corp.	205,625	6,294,181
NextEra Energy, Inc.	86,800	6,696,620
		24,035,801
Gold Mining — 3.6%
Barrick Gold Corp.	537,195	12,237,302
Instruments-Controls — 2.9%
Honeywell International, Inc.	45,500	9,677,850
Insurance-Multi-line — 3.3%
MetLife, Inc.	235,000	11,033,250
Machinery-Construction & Mining — 1.7%
Caterpillar, Inc.	30,925	5,628,969
Medical Products — 3.0%
Baxter International, Inc.	125,000	10,030,000
Medical-Drugs — 3.4%
Bristol-Myers Squibb Co.	185,000	11,475,550
Medical-HMO — 4.7%
Centene Corp.†	130,706	7,846,281
Humana, Inc.	19,400	7,959,238
		15,805,519
Metal-Copper — 2.6%
Freeport-McMoRan, Inc.	338,552	8,809,123
Networking Products — 3.6%
Cisco Systems, Inc.	270,000	12,082,500
Oil Companies-Integrated — 1.1%
Chevron Corp.	44,500	3,758,025
Oil Refining & Marketing — 2.3%
Marathon Petroleum Corp.	190,000	7,858,400
Oil-Field Services — 2.1%
TechnipFMC PLC	750,000	7,050,000
Pharmacy Services — 3.0%
Cigna Corp.	48,000	9,992,640
Pipelines — 2.4%
Williams Cos., Inc.	400,000	8,020,000
Retail-Building Products — 3.6%
Lowe's Cos., Inc.	75,000	12,038,250
Retail-Catalog Shopping — 3.2%
Qurate Retail, Inc.	979,703	10,747,342
Semiconductor Components-Integrated Circuits — 2.8%
QUALCOMM, Inc.	62,900	9,582,186
Semiconductor Equipment — 2.9%
Applied Materials, Inc.	115,000	9,924,500
Telecom Equipment-Fiber Optics — 2.4%
Corning, Inc.	221,400	7,970,400
Telephone-Integrated — 4.7%
Verizon Communications, Inc.	266,749	15,671,504
Tobacco — 3.0%
Philip Morris International, Inc.	120,000	9,934,800
Transport-Rail — 3.8%
CSX Corp.	78,500	7,123,875
Union Pacific Corp.	27,500	5,726,050
		12,849,925
Total Common Stocks (cost $247,297,814)		329,002,525
PREFERRED SECURITIES — 0.6%
Retail-Catalog Shopping — 0.6%
Qurate Retail, Inc. 8.00% (cost $3,799,159)	20,250	2,004,750
Total Long-Term Investment Securities (cost $251,096,973)		331,007,275
REPURCHASE AGREEMENTS — 1.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 12/31/2020, to be repurchased 01/04/2021 in the amount of $5,045,000 and collateralized by $776,700 of United States Treasury Notes, bearing interest at 0.13% due 12/15/2023 and by $4,370,100 of United States Treasury Notes, bearing interest at 0.13% due 12/31/2022 and having an approximate aggregate value of $5,135,932 (cost $5,045,000)	$5,045,000	5,045,000
TOTAL INVESTMENTS (cost $256,141,973)	99.9%	336,052,275
Other assets less liabilities	0.1	341,394
NET ASSETS	100.0%	$336,393,669

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$329,002,525	$-	$-	$329,002,525
Preferred Securities	2,004,750	-	-	2,004,750
Repurchase Agreements	-	5,045,000	-	5,045,000
Total Investments at Value	$331,007,275	$5,045,000	$-	$336,052,275

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

285

Seasons Series Trust SA Allocation Growth Portfolio

Portfolio of Investments — December 31, 2020 (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Equity Investment Companies — 60.9%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	274,458	$5,807,528
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	913,156	19,203,663
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	1,208,531	19,433,171
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	83,859	2,317,011
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	252,720	4,339,203
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	257,880	3,837,257
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	180,689	5,774,835
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	186,846	11,677,846
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	177,907	2,659,708
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	167,148	2,152,870
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	183,437	3,419,273
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	155,550	2,715,905
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	278,123	3,370,847
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	279,963	5,982,800
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	416,363	14,214,642
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	155,630	4,043,255
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	217,906	5,242,810
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	611,520	18,315,014
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1……	369,582	6,057,453
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	596,348	11,312,728
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	397,589	6,389,263
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	198,864	2,625,011
SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio, Class 1†	429,775	10,164,171
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	212,900	2,899,705
SunAmerica Series Trust SA WellsCap Aggressive Growth Portfolio, Class 1	73,365	2,622,802
Total Domestic Equity Investment Companies (cost $153,269,993)		176,578,771
Domestic Fixed Income Investment Companies — 17.9%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	545,325	8,796,095
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	661,951	8,525,931
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	51,540	540,655
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	8,030	84,232
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	548,537	7,668,551
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	628,419	7,163,974
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	399,287	4,316,294
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	730,900	7,111,655
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,403,087	7,801,164
Total Domestic Fixed Income Investment Companies (cost $50,108,084)		52,008,551
International Equity Investment Companies — 21.3%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	1,527,431	15,091,016
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	272,760	4,729,652
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	390,951	7,744,735
SunAmerica Series Trust SA International Index Portfolio, Class 1	305,011	3,766,890
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	477,699	4,686,227
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	1,029,848	11,348,925
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	1,086,051	11,012,560
SunAmerica Series Trust SA Templeton Foreign Value Portfolio, Class 1	231,162	3,208,525
Total International Equity Investment Companies (cost $54,260,788)		61,588,530

286

TOTAL INVESTMENTS (cost $257,638,865)	100.1%	290,175,852
Liabilities in excess of other assets	(0.1)	(147,651)
NET ASSETS	100.0%	$290,028,201

#	The Seasons Series Trust SA Allocation Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/get prospectus.
†	Non-income producing security
(1)	See Note 3

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$290,175,852	$-	$-	$290,175,852

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

287

Seasons Series Trust SA Allocation Moderate Growth Portfolio

Portfolio of Investments — December 31, 2020 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 50.8%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	402,964	$8,526,713
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	1,334,357	28,061,529
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	1,804,348	29,013,919
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	140,030	3,869,024
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	300,546	5,160,378
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	365,423	5,437,494
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	274,488	8,772,649
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	287,448	17,965,483
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	311,125	4,651,315
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	259,058	3,336,661
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	271,477	5,060,330
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	253,631	4,428,405
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	389,937	4,726,041
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	414,408	8,855,903
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	607,672	20,745,922
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	228,838	5,945,219
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	324,379	7,804,563
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	867,233	25,973,616
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class1…	601,825	9,863,917
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	915,304	17,363,316
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	613,355	9,856,614
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	293,835	3,878,623
SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio, Class 1†	655,997	15,514,334
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	303,351	4,131,635
SunAmerica Series Trust SA WellsCap Aggressive Growth Portfolio, Class 1	109,525	3,915,520
Total Domestic Equity Investment Companies (cost $223,416,254)		262,859,123
Domestic Fixed Income Investment Companies — 32.8%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	2,013,349	32,475,318
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,364,018	43,328,552
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	161,445	1,693,563
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	16,020	168,055
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	1,015,956	14,203,066
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,898,489	21,642,776
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,330,334	14,380,906
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	3,289,739	32,009,156
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,812,315	10,076,469
Total Domestic Fixed Income Investment Companies (cost $159,818,979)		169,977,861
International Equity Investment Companies — 16.4%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	2,097,258	20,720,909
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class	384,006	6,658,672
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	536,667	10,631,364
SunAmerica Series Trust SA International Index Portfolio, Class 1	418,537	5,168,929
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	675,667	6,628,290
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	1,412,679	15,567,724
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	1,532,439	15,538,934
SunAmerica Series Trust SA Templeton Foreign Value Portfolio, Class 1	283,678	3,937,454
Total International Equity Investment Companies (cost $74,028,835)		84,852,276

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TOTAL INVESTMENTS (cost $457,264,068)	100.0%	517,689,260
Liabilities in excess of other assets	(0.0)	(237,202)
NET ASSETS	100.0%	$517,452,058

#	The Seasons Series Trust SA Allocation Moderate Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
†	Non-income producing security
(1)	See Note 3

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2020 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$517,689,260	$—	$—	$517,689,260

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

289

Seasons Series Trust SA Allocation Moderate Portfolio

Portfolio of Investments — December 31, 2020 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES #(1) — 100.1%
Domestic Equity Investment Companies — 44.8%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	150,139	$3,176,933
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	727,498	15,299,282
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	1,046,653	16,830,186
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	57,092	1,577,449
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	166,141	2,852,639
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	191,688	2,852,320
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	163,147	5,214,165
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	153,179	9,573,660
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	159,241	2,380,654
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	137,977	1,777,141
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	127,268	2,372,270
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	138,145	2,412,006
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	198,425	2,404,914
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	223,556	4,777,396
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	362,163	12,364,243
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	121,607	3,159,362
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	178,868	4,303,556
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	440,754	13,200,581
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	348,853	5,717,697
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	492,811	9,348,626
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	316,542	5,086,832
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	181,254	2,392,559
SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio, Class 1†	351,820	8,320,537
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	150,235	2,046,200
SunAmerica Series Trust SA WellsCap Aggressive Growth Portfolio, Class 1	62,538	2,235,743
Total Domestic Equity Investment Companies (cost $120,301,570)		141,676,951
Domestic Fixed Income Investment Companies — 42.8%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	1,632,615	26,334,076
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	2,930,911	37,750,136
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	300,473	3,151,960
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	10,745	112,720
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	542,967	7,590,675
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,473,364	16,796,352
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,049,302	11,342,950
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	2,794,943	27,194,795
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	956,218	5,316,575
Total Domestic Fixed Income Investment Companies (cost $127,500,900)		135,590,239
International Equity Investment Companies — 12.5%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	1,052,305	10,396,777
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	171,131	2,967,404
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	238,940	4,733,393
SunAmerica Series Trust SA International Index Portfolio, Class 1	191,847	2,369,313
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	316,160	3,101,526
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	647,951	7,140,424
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	687,660	6,972,868
SunAmerica Series Trust SA Templeton Foreign Value Portfolio, Class 1	136,584	1,895,780
Total International Equity Investment Companies (cost $35,063,730)		39,577,485

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TOTAL INVESTMENTS (cost $282,866,200)	100.1%	316,844,675
Liabilities in excess of other assets	(0.1)	(162,638)
NET ASSETS	100.0%	$316,682,037

#	The Seasons Series Trust SA Allocation Moderate Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus
†	Non-income producing security
(1)	See Note 3

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$316,844,675	$—	$—	$316,844,675

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

291

Seasons Series Trust SA Allocation Balanced Portfolio

Portfolio of Investments — December 31, 2020 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Equity Investment Companies — 33.4%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	90,601	$1,917,120
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	439,778	9,248,532
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	591,104	9,504,954
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	36,481	1,007,968
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	110,612	1,899,211
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	111,074	1,652,781
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	95,049	3,037,768
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	91,943	5,746,425
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	96,818	1,447,429
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	78,546	1,011,679
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	82,324	1,534,523
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	97,568	1,703,541
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	117,463	1,423,654
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	125,038	2,672,053
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	219,687	7,500,120
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	68,012	1,766,946
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	95,220	2,291,003
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	263,056	7,878,524
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	201,194	3,297,570
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	307,970	5,842,194
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	189,666	3,047,932
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	105,785	1,396,367
SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio, Class 1†	203,910	4,822,475
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	102,302	1,393,356
SunAmerica Series Trust SA WellsCap Aggressive Growth Portfolio, Class 1	39,176	1,400,547
Total Domestic Equity Investment Companies (cost $72,019,815)		84,444,672
Domestic Fixed Income Investment Companies — 57.8%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	1,781,696	28,738,758
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,351,924	43,172,784
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	529,228	5,551,603
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	4,577	48,010
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	322,945	4,514,774
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,569,718	17,894,785
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,057,102	11,427,269
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	3,272,583	31,842,233
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	548,026	3,047,022
Total Domestic Fixed Income Investment Companies (cost $137,836,616)		146,237,238
International Equity Investment Companies — 8.9%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	539,426	5,329,525
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	100,353	1,740,115
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	125,170	2,479,626
SunAmerica Series Trust SA International Index Portfolio, Class 1	102,273	1,263,068
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	175,227	1,718,978
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	368,327	4,058,961
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	451,691	4,580,149
SunAmerica Series Trust SA Templeton Foreign Value Portfolio, Class 1	92,576	1,284,958
Total International Equity Investment Companies (cost $19,889,953)		22,455,380

292

TOTAL INVESTMENTS (cost $229,746,384)	100.1%	253,137,290
Liabilities in excess of other assets	(0.1)	(137,941)
NET ASSETS	100.0%	$252,999,349

#

The Seasons Series Trust SA Allocation Balanced Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

†	Non-income producing security
(1)	See Note 3

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$253,137,290	$-	$-	$253,137,290

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

293

NOTES TO PORTFOLIO OF INVESTMENTS - December 31, 2020 - (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs

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are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Portfolio’s assets and liabilities classified in the fair value hierarchy as of December 31, 2020, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

295

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in over the counter (“OTC”) market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts on swaps (“swaptions”) and other option derivatives (i.e., straddle options) are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized and Level 2. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the OTC market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: During the period, the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, SA Putnam Asset Allocation Diversified Growth, SA Multi-Managed Large Cap Value, SA Multi-Managed Diversified Fixed Income and SA Wellington Real Return Portfolios used forward contracts to attempt to protect the value of securities and related receivable and payables against changes in future foreign exchange rates, to manage and/or gain exposure to certain foreign currencies and to enhance total return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning

296

and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Futures: During the period, the SA Multi-Managed Large Cap Growth, SA Multi-Managed Large Cap Value, SA Multi-Managed Mid Cap Growth, SA Multi-Managed Mid Cap Value, SA Multi-Managed Small Cap and SA Multi-Managed International Equity Portfolios used futures contracts to increase or decrease exposure to equity or bond markets. The SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, SA Multi-Managed Diversified Fixed Income and SA Wellington Real Return Portfolios used futures contracts to manage duration and yield curve positioning and to increase exposure to equity or bond markets. The SA Putnam Asset Allocation Diversified Growth Portfolio used futures contracts to hedge against changes in interest rates, increase exposure to equity or bond markets and enhance total return.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.

Future contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Options: During the period, the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, SA Multi-Managed Diversified Fixed Income Portfolios, SA Multi-Managed Large Cap Growth Porfolios used option contracts to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased or to generate income. The SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income and SA Multi-Managed Large Cap Growth Portfolios used option contracts to hedge against the decline in value of a currency.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

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Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Swap Contracts: Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolios and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).

Credit Default Swap Agreements: During the period, SA Multi-Managed Diversified Fixed Income Portfolio used credit default swaps to manage credit risk (i.e., hedging), as a substitute for physical securities and to enhance returns.

Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

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Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule at the end of each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

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Equity Swap Agreements: During the period, the SA Putnam Asset Allocation Diversified Growth Portfolio used equity swaps, a type of total return swap, to hedge the portfolio’s sector exposure, to gain exposure to certain sectors and to enhance total return.

Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to a Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay to the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Interest Rate Swap Agreements: During the period, the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income and SA Multi-Managed Diversified Fixed Income used interest rate swap agreements to manage exposure to fluctuations in interest rates and to make active interest rate anticipation decisions.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments.

A cross-currency swap is an interest rate swap agreement where the two instruments are denominated in two different currencies. Each agreement comprises both long and short exposures based on the reference legs of the swap.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

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Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when the Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.

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Note 2. Repurchase Agreements

As of December 31, 2020, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

	Percentage	Principal
Portfolio	Ownership	Amount
SA Multi-Managed Growth	0.23%	$185,000
SA Multi-Managed Moderate Growth	0.92	755,000
SA Multi-Managed Income/Equity	1.04	850,000
SA Multi-Managed Income	1.35	1,110,000
SA Multi-Managed Large Cap Value	0.97	800,000
SA Multi-Managed Mid Cap Growth	0.49	405,000
SA Multi-Managed Diversified Fixed Income	5.15	4,230,000
SA Wellington Real Return Portfolio	0.44	360,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated December 31, 2020, bearing interest at a rate of 0.05% per annum, with a principal amount of $82,090,000, a repurchase price of $82,090,456, and a maturity date of January 4, 2021. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	0.63%	12/31/2027	$83,837,000	$83,668,154

As of December 31, 2020, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:

	Percentage	Principal
Portfolio	Ownership	Amount
SA Multi-Managed Growth	0.22%	$145,000
SA Multi-Managed Moderate Growth	0.92	600,000
SA Multi-Managed Income/Equity	1.03	670,000
SA Multi-Managed Income	1.35	880,000
SA Multi-Managed Large Cap Value	0.97	630,000
SA Multi-Managed Mid Cap Growth	0.49	320,000
SA Multi-Managed Diversified Fixed Income	5.15	3,350,000
SA Wellington Real Return Portfolio	0.44	285,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated December 31, 2020, bearing interest at a rate of 0.05% per annum, with a principal amount of $65,000,000, a repurchase price of $65,000,361, and a maturity date of January 4, 2021. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Bonds	2.50%	02/15/2046	$55,193,000	$66,248,285

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As of December 31, 2020, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

	Percentage	Principal
Portfolio	Ownership	Amount
SA Multi-Managed Growth	0.22%	$145,000
SA Multi-Managed Moderate Growth	0.92	600,000
SA Multi-Managed Income/Equity	1.03	670,000
SA Multi-Managed Income	1.35	880,000
SA Multi-Managed Large Cap Value	0.97	630,000
SA Multi-Managed Mid Cap Growth	0.49	320,000
SA Multi-Managed Diversified Fixed Income	5.15	3,350,000
SA Wellington Real Return Portfolio	0.44	285,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated December 31, 2020, bearing interest at a rate of 0.04% per annum, with a principal amount of $65,000,000, a repurchase price of $65,000,289, and a maturity date of January 4, 2021. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Bonds	2.75%	08/15/2042	$53,146,300	$66,237,548

As of December 31, 2020, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

	Percentage	Principal
Portfolio	Ownership	Amount
SA Multi-Managed Growth	0.25%	$205,000
SA Multi-Managed Moderate Growth	0.94	780,000
SA Multi-Managed Income/Equity	1.05	870,000
SA Multi-Managed Income	1.36	1,130,000
SA Multi-Managed Large Cap Value	0.99	820,000
SA Multi-Managed Mid Cap Growth	0.51	420,000
SA Multi-Managed Diversified Fixed Income	5.17	4,290,000
SA Wellington Real Return Portfolio	0.46	380,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated December 31, 2020, bearing interest at a rate of 0.04% per annum, with a principal amount of $83,000,000, a repurchase price of $83,000,369, and a maturity date of January 4, 2021. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	2.88%	05/15/2028	$73,132,000	$84,948,982

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As of December 31, 2020, the following Portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:

	Percentage	Principal
Portfolio	Ownership	Amount
SA Multi-Managed Growth	0.23%	$190,000
SA Multi-Managed Moderate Growth	0.92	765,000
SA Multi-Managed Income/Equity	1.03	855,000
SA Multi-Managed Income	1.36	1,125,000
SA Multi-Managed Large Cap Value	0.97	805,000
SA Multi-Managed Mid Cap Growth	0.49	410,000
SA Multi-Managed Diversified Fixed Income	5.16	4,280,000
SA Wellington Real Return Portfolio	0.44	365,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated December 31, 2020, bearing interest at a rate of 0.04% per annum, with a  principal amount of $83,000,000 a repurchase price of $83,000,369, and a maturity date of January 4, 2021. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Bonds	5.00%	05/15/2037	$53,905,000	$84,675,464

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Note 3.  Transactions with Affiliates:

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various portfolios of the Seasons Series Trust, SunAmerica Series Trust or Anchor Series Trust and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof.  For the period ended December 31, 2020, transactions in these securities were as follows:

SA Multi–Managed Large Cap Value Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	December 31,
Security	Income	Received	2020	Purchases	Sales	Gain/Loss	Gain (Loss)	2020
American International Group, Inc.	$17,473	$-	$442,369	$-	$117,924	$(55,846)	$302,405	$571,004

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SA Allocation Growth Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	December 31,
Security	Income	Received	2020	Purchases†	Sales	Gain (Loss)	Gain (Loss)	2020
Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	$172,780	$10,098	$6,493,651	$5,271,627	$2,935,279	$168,783	$(202,687)	$8,796,095
Seasons Series Trust
SA Columbia Focused Value Portfolio, Class 1	-	-	-	5,529,880	41,966	3,151	316,463	5,807,528
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	-	-	11,435,291	1,597,196	5,140,072	283,612	349,904	8,525,931
SA Multi-Managed International Equity Portfolio, Class 1	-	-	12,376,362	2,749,479	5,434,477	(70,667)	5,470,319	15,091,016
SA Multi-Managed Large Cap Growth Portfolio, Class 1	-	-	13,550,624	2,880,254	6,243,523	1,038,590	7,977,718	19,203,663
SA Multi-Managed Large Cap Value Portfolio, Class 1	-	-	12,463,727	3,041,631	814,605	(206,504)	4,948,922	19,433,171
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	-	-	2,383,790	248,977	1,573,659	108,211	1,149,692	2,317,011
SA Multi-Managed Mid Cap Value Portfolio, Class 1	-	-	2,433,382	2,062,046	1,114,355	(481,733)	1,439,863	4,339,203
SA Multi-Managed Small Cap Portfolio, Class 1	-	-	2,165,501	924,815	657,758	(83,206)	1,487,905	3,837,257
SA Wellington Real Return Portfolio, Class 1	-	-	3,526,465	122,137	3,242,312	116,572	17,793	540,655
SA T. Rowe Price Growth Stock Portfolio, Class 1	-	-	2,812,327	2,253,904	1,241,816	200,855	1,749,565	5,774,835
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	-	995,989	8,226,318	2,336,559	2,185,765	577,578	2,723,156	11,677,846
SA AB Small & Mid Cap Value Portfolio, Class 1	17,428	52,021	-	2,119,067	127,993	22,296	646,338	2,659,708
SA DFA Ultra Short Bond Portfolio, Class 1	1,361	-	578,711	12,526	506,588	1,409	(1,826)	84,232
SA Emerging Market Equity Index, Class 1	84,942	-	2,485,543	1,173,503	268,728	(4,550)	1,343,884	4,729,652
SA Federated Hermes Corporate Bond Portfolio, Class 1	336,318	115,323	2,358,846	8,425,093	3,674,321	251,006	307,927	7,668,551
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	38,602	86,380	1,577,042	375,023	99,566	(13,895)	314,266	2,152,870
SA Fidelity Institutional International Growth Portfolio, Class 1	31,240	310,002	5,516,311	3,615,599	4,274,187	911,245	1,975,767	7,744,735
SA Fixed Income Index Portfolio, Class 1	134,718	20,577	5,503,736	2,077,293	521,505	70,851	33,599	7,163,974
SA Fixed Income Intermediate Index Portfolio, Class 1	70,919	-	4,038,563	1,422,942	1,199,832	67,675	(13,054)	4,316,294
SA Franklin Small Company Value Portfolio, Class 1	35,045	152,871	1,117,504	1,778,246	140,839	(73,285)	737,647	3,419,273
SA Franklin US Equity Small Beta Portfolio, Class 1	38,597	20,706	1,817,414	363,324	122,865	5,559	652,473	2,715,905
SA International Index Portfolio, Class 1	74,592	-	4,882,407	1,436,227	4,141,862	81,745	1,508,373	3,766,890
SA Invesco Growth Opportunities Portfolio, Class 1	-	333,628	1,100,212	1,802,374	465,441	33,905	899,797	3,370,847
SA Janus Focused Growth Portfolio, Class 1	3,868	379,593	4,107,122	1,062,438	1,196,190	408,135	1,601,295	5,982,800
SA JPMorgan Emerging Markets Portfolio, Class 1	74,189	-	2,505,107	1,137,749	268,728	42,788	1,269,311	4,686,227
SA JPMorgan Equity-Income Portfolio, Class 1	245,812	862,684	8,836,570	4,376,206	1,276,342	(85,958)	2,364,166	14,214,642
SA JPMorgan MFS Core Bond Portfolio, Class 1	183,170	-	7,820,819	1,886,823	2,954,283	149,731	208,565	7,111,655
SA JPMorgan Mid Cap Growth Portfolio, Class 1	5,735	418,457	2,456,946	862,297	699,694	199,069	1,224,637	4,043,255
SA Large Cap Growth Index Portfolio, Class 1	54,683	108,762	3,644,038	759,764	961,752	284,675	1,516,085	5,242,810
SA Large Cap Index Portfolio, Class 1	248,222	229,470	13,941,599	2,489,999	3,684,332	663,757	4,903,991	18,315,014
SA Large Cap Value Index Portfolio, Class 1	116,192	471,554	4,155,565	1,244,105	261,361	11,845	907,299	6,057,453
SA Legg Mason BW Large Cap Value Portfolio, Class 1	198,344	574,351	6,836,984	3,100,700	457,412	(96,243)	1,928,699	11,312,728
SA MFS Blue Chip Growth, Class 1	34,836	522,970	4,653,763	1,295,867	1,320,704	116,291	1,644,046	6,389,263
SA Mid Cap Index Portfolio, Class 1	25,460	22,282	1,701,828	326,101	384,681	26,737	955,026	2,625,011
SA Morgan Stanley International Equities Portfolio, Class 1	191,756	161,017	7,795,935	2,683,213	2,031,035	(79,789)	2,980,601	11,348,925
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	95,846	618,394	6,907,510	1,822,363	769,862	(18,557)	2,222,717	10,164,171
SA PineBridge High-Yield Bond Portfolio, Class 1	521,479	-	2,146,199	7,981,350	3,082,275	84,439	671,451	7,801,164
SA Putnam International Growth and Income Portfolio, Class 1	160,377	11,191	4,065,388	5,395,838	329,926	(79,267)	1,960,527	11,012,560
SA Small Cap Index Portfolio, Class 1	20,137	98,533	2,047,943	637,536	1,050,330	(8,246)	1,272,802	2,899,705
SA Templeton Foreign Value Portfolio, Class 1	-	-	-	3,155,211	15,038	325	68,027	3,208,525
SA WellsCap Aggressive Growth Portfolio, Class 1	-	140,664	-	2,127,063	307,481	106,203	697,017	2,622,802
	$3,216,648	$6,717,517	$192,467,043	$95,964,345	$67,220,740	$4,735,138	$64,230,066	$290,175,852

† Includes reinvestment of distributions paid.

306

SA Allocation Moderate Growth Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	December 31,
Security	Net Income	Received	2020	Purchases†	Sales	Gain (Loss)	Gain (Loss)	2020
Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	$638,386	$37,308	$23,040,988	$11,129,962	$1,736,343	$102,875	$(62,164)	$32,475,318
Seasons Series Trust
SA Columbia Focused Value Portfolio, Class 1	-	-	-	8,084,436	72,974	4,082	511,169	8,526,713
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	-	-	39,644,232	6,025,453	5,184,273	367,474	2,475,666	43,328,552
SA Multi-Managed International Equity Portfolio, Class 1	-	-	19,600,852	1,228,724	8,196,127	424,051	7,663,409	20,720,909
SA Multi-Managed Large Cap Growth Portfolio, Class 1	-	-	23,484,029	1,278,292	11,434,726	2,673,145	12,060,789	28,061,529
SA Multi-Managed Large Cap Value Portfolio, Class 1	-	-	21,579,185	1,242,761	1,522,808	(259,000)	7,973,781	29,013,919
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	-	-	4,094,245	74,238	2,530,970	496,736	1,734,775	3,869,024
SA Multi-Managed Mid Cap Value Portfolio, Class 1	-	-	3,904,722	1,496,077	1,694,532	(561,521)	2,015,632	5,160,378
SA Multi-Managed Small Cap Portfolio, Class 1	-	-	3,427,236	511,770	743,448	66,455	2,175,481	5,437,494
SA Wellington Real Return Portfolio, Class 1	-	-	12,027,260	155,381	10,984,534	419,037	76,419	1,693,563
SA T. Rowe Price Growth Stock Portfolio, Class 1	-	-	5,131,076	2,504,165	2,150,032	294,078	2,993,362	8,772,649
SunAmerica Series Trust							-
SA AB Growth Portfolio, Class 1	-	1,558,332	14,173,927	1,918,145	3,666,739	928,785	4,611,365	17,965,483
SA AB Small & Mid Cap Value Portfolio, Class 1	29,217	87,208	-	3,725,661	232,821	41,610	1,116,865	4,651,315
SA DFA Ultra Short Bond Portfolio, Class 1	2,715	-	1,815,314	9,188	1,656,837	13,660	(13,270)	168,055
SA Emerging Market Equity Index, Class 1	124,308	-	3,888,071	1,230,082	470,553	(8,826)	2,019,898	6,658,672
SA Federated Corporate Bond Portfolio, Class 1	613,238	210,279	8,394,687	9,745,099	5,152,108	414,796	800,592	14,203,066
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	62,399	139,629	2,969,780	272,213	447,581	(66,459)	608,708	3,336,661
SA Fidelity Institutional International Growth Portfolio, Class 1	44,493	447,317	9,438,489	3,552,213	6,800,297	1,438,073	3,002,886	10,631,364
SA Fixed Income Index Portfolio, Class 1	422,354	64,511	17,884,776	4,869,987	1,459,060	186,330	160,743	21,642,776
SA Fixed Income Intermediate Index Portfolio, Class 1	243,840	-	13,403,157	3,426,955	2,620,453	263,985	(92,738)	14,380,906
SA Franklin Small Company Value Portfolio, Class 1	53,794	234,659	1,998,926	2,300,819	326,954	(154,566)	1,242,105	5,060,330
SA Franklin US Equity Small Beta Portfolio, Class 1	64,256	35,122	3,317,095	184,603	239,920	10,313	1,156,314	4,428,405
SA International Index Portfolio, Class 1	108,144	-	7,972,588	1,130,600	6,372,662	(80,784)	2,519,187	5,168,929
SA Invesco Growth Opportunities Portfolio, Class 1	-	492,177	1,964,000	2,153,698	922,287	125,082	1,405,548	4,726,041
SA Janus Focused Growth Portfolio, Class 1	5,916	580,504	7,130,360	765,412	2,382,282	780,178	2,562,235	8,855,903
SA JPMorgan Emerging Markets Portfolio, Class 1	109,109	-	3,876,087	1,214,883	420,553	65,416	1,892,457	6,628,290
SA JPMorgan Equity-Income Portfolio, Class 1	386,272	1,355,633	15,389,962	4,047,327	2,519,228	(180,671)	4,008,532	20,745,922
SA JPMorgan MFS Core Bond Portfolio, Class 1	824,060	-	27,910,224	4,879,408	2,353,605	100,970	1,472,159	32,009,156
SA JPMorgan Mid Cap Growth Portfolio, Class 1	9,138	666,786	4,121,025	791,563	1,300,797	372,533	1,960,895	5,945,219
SA Large Cap Growth Index Portfolio, Class 1	87,027	173,093	6,474,233	419,092	2,150,230	663,947	2,397,521	7,804,563
SA Large Cap Index Portfolio, Class 1	370,374	342,394	24,025,703	1,230,020	8,310,436	1,511,893	7,516,436	25,973,616
SA Large Cap Value Index Portfolio, Class 1	184,505	748,795	7,096,640	1,709,839	494,546	19,150	1,532,834	9,863,917
SA Legg Mason BW Large Cap Value Portfolio, Class 1	311,848	903,031	12,014,289	3,293,426	1,025,395	(226,183)	3,307,179	17,363,316
SA MFS Blue Chip Growth, Class 1	54,830	823,119	8,077,560	1,077,046	2,289,824	411,964	2,579,868	9,856,614
SA Mid Cap Index Portfolio, Class 1	40,135	35,124	2,904,831	149,727	779,990	45,451	1,558,604	3,878,623
SA Morgan Stanley International Equities Portfolio, Class 1	277,310	232,857	12,665,515	1,584,060	3,032,653	(73,507)	4,424,309	15,567,724
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	152,122	981,485	12,128,276	1,434,401	1,846,775	(12,515)	3,810,947	15,514,334
SA PineBridge High-Yield Bond Portfolio, Class 1	724,633	-	6,918,611	6,940,044	5,154,005	79,271	1,292,548	10,076,469
SA Putnam International Growth and Income Portfolio, Class 1	246,238	17,183	6,234,264	7,003,150	560,487	(143,906)	3,005,913	15,538,934
SA Small Cap Index Portfolio, Class 1	30,701	150,221	3,520,909	261,134	1,675,807	49,235	1,976,164	4,131,635
SA Templeton Foreign Value Portfolio, Class 1	-	-	-	3,855,378	2,968	57	84,987	3,937,454
SA WellsCap Aggressive Growth Portfolio, Class 1	-	220,018	-	3,278,179	707,227	225,249	1,119,319	3,915,520
	$6,221,362	$10,536,785	$403,643,124	$112,184,611	$113,625,847	$10,827,943	$104,659,429	$517,689,260

† Includes reinvestment of distributions paid.

307

SA Allocation Moderate Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	December 31,
Security	Income	Received	2020	Purchases†	Sales	Gain (Loss)	Gain (Loss)	2020
Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	$520,966	$30,446	$18,394,606	$9,661,553	$1,799,757	$109,190	$(31,516)	$26,334,076
Seasons Series Trust
SA Columbia Focused Value Portfolio, Class 1	-	-	-	3,066,439	105,736	6,230	210,000	3,176,933
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	-	-	32,168,909	6,519,270	3,399,921	273,656	2,188,222	37,750,136
SA Multi-Managed International Equity Portfolio, Class 1	-	-	9,017,023	994,314	3,376,093	344,192	3,417,341	10,396,777
SA Multi-Managed Large Cap Growth Portfolio, Class 1	-	-	12,955,494	697,638	6,397,634	1,415,556	6,628,228	15,299,282
SA Multi-Managed Large Cap Value Portfolio, Class 1	-	-	12,398,703	1,044,479	1,073,977	(224,088)	4,685,069	16,830,186
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	-	-	2,325,998	43,855	1,789,507	108,698	888,405	1,577,449
SA Multi-Managed Mid Cap Value Portfolio, Class 1	-	-	2,061,730	1,272,972	1,167,380	(487,010)	1,172,327	2,852,639
SA Multi-Managed Small Cap Portfolio, Class 1	-	-	1,865,717	290,930	458,545	21,447	1,132,771	2,852,320
SA Wellington Real Return Portfolio, Class 1	-	-	9,755,531	327,656	7,373,335	235,260	206,848	3,151,960
SA T. Rowe Price Growth Stock Portfolio, Class 1	-	-	2,896,664	1,721,022	1,290,744	162,405	1,724,818	5,214,165
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	-	843,645	7,924,591	1,124,775	2,538,674	630,941	2,432,027	9,573,660
SA AB Small & Mid Cap Value Portfolio, Class 1	16,846	50,283	-	1,988,396	227,399	56,200	563,457	2,380,654
SA DFA Ultra Short Bond Portfolio, Class 1	1,821	-	1,522,742	20,032	1,430,886	10,256	(9,424)	112,720
SA Emerging Market Equity Index, Class 1	55,290	-	2,105,631	181,558	359,746	(14,965)	1,054,926	2,967,404
SA Federated Corporate Bond Portfolio, Class 1	327,804	112,404	6,773,485	3,542,212	3,477,752	225,424	527,306	7,590,675
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	33,162	74,206	1,605,408	161,245	281,568	(42,248)	334,304	1,777,141
SA Fidelity Institutional International Growth Portfolio, Class 1	21,009	211,281	4,821,229	2,380,308	4,789,917	948,675	1,373,098	4,733,393
SA Fixed Income Index Portfolio, Class 1	329,702	50,359	14,299,213	3,605,552	1,400,324	180,721	111,190	16,796,352
SA Fixed Income Intermediate Index Portfolio, Class 1	193,338	-	10,890,441	2,479,479	2,169,617	218,544	(75,897)	11,342,950
SA Franklin Small Company Value Portfolio, Class 1	27,605	120,419	820,043	1,412,574	339,846	(88,918)	568,417	2,372,270
SA Franklin US Equity Small Beta Portfolio, Class 1	34,913	19,091	1,902,543	121,350	274,460	16,386	646,187	2,412,006
SA International Index Portfolio, Class 1	49,803	-	2,947,000	339,937	1,896,658	44,947	934,087	2,369,313
SA Invesco Growth Opportunities Portfolio, Class 1	-	252,048	936,404	1,341,664	585,762	80,165	632,443	2,404,914
SA Janus Focused Growth Portfolio, Class 1	3,225	316,508	3,877,457	458,470	1,364,669	440,718	1,365,420	4,777,396
SA JPMorgan Emerging Markets Portfolio, Class 1	50,955	-	1,967,761	522,989	405,457	57,049	959,184	3,101,526
SA JPMorgan Equity-Income Portfolio, Class 1	224,965	789,523	8,759,745	3,237,167	1,862,782	(103,039)	2,333,152	12,364,243
SA JPMorgan MFS Core Bond Portfolio, Class 1	694,560	-	22,193,848	5,618,018	1,964,712	101,333	1,246,308	27,194,795
SA JPMorgan Mid Cap Growth Portfolio, Class 1	4,921	359,078	2,248,358	453,596	816,532	233,510	1,040,430	3,159,362
SA Large Cap Growth Index Portfolio, Class 1	47,050	93,580	3,532,474	265,764	1,161,824	348,730	1,318,412	4,303,556
SA Large Cap Index Portfolio, Class 1	189,968	175,617	13,250,030	774,389	5,668,119	1,040,091	3,804,190	13,200,581
SA Large Cap Value Index Portfolio, Class 1	103,601	420,455	4,016,430	1,170,036	351,517	14,246	868,502	5,717,697
SA Legg Mason BW Large Cap Value Portfolio, Class 1	169,776	491,628	6,547,688	1,827,756	716,179	(162,222)	1,851,583	9,348,626
SA MFS Blue Chip Growth, Class 1	28,808	432,478	4,380,964	787,924	1,707,718	319,471	1,306,191	5,086,832
SA Mid Cap Index Portfolio, Class 1	24,886	21,779	1,752,448	109,361	457,991	51,087	937,654	2,392,559
SA Morgan Stanley International Equities Portfolio, Class 1	129,307	108,579	5,958,808	997,278	1,847,432	(61,421)	2,093,191	7,140,424
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	81,418	525,308	6,576,349	840,192	1,160,127	(20,022)	2,084,145	8,320,537
SA PineBridge High-Yield Bond Portfolio, Class 1	377,689	-	5,767,406	1,807,589	3,095,083	11,775	824,888	5,316,575
SA Putnam International Growth and Income Portfolio, Class 1	116,570	8,134	3,595,181	3,439,582	1,527,816	(402,815)	1,868,736	6,972,868
SA Small Cap Index Portfolio, Class 1	15,199	74,368	2,150,426	158,907	1,445,542	55,116	1,127,293	2,046,200
SA Templeton Foreign Value Portfolio, Class 1	-	-	-	1,856,925	2,007	37	40,825	1,895,780
SA WellsCap Aggressive Growth Portfolio, Class 1	-	128,099	-	1,998,789	467,232	153,628	550,558	2,235,743
	$3,875,157	$5,709,316	$256,964,478	$70,663,942	$74,027,977	$6,308,936	$56,935,296	$316,844,675

† Includes reinvestment of distributions paid.

308

SA Allocation Balanced Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	December 31,
Security	Income	Received	2020	Purchases†	Sales	Gain (Loss)	Gain (Loss)	2020
Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	$559,037	$32,671	$19,116,812	$11,099,682	$1,582,896	$96,346	$8,814	$28,738,758
Seasons Series Trust
SA Columbia Focused Value Portfolio, Class 1	-	-	-	1,852,218	64,502	3,815	125,589	1,917,120
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	-	-	33,501,622	9,419,980	2,484,598	204,517	2,531,263	43,172,784
SA Multi-Managed International Equity Portfolio, Class 1	-	-	4,388,977	1,113,360	2,089,257	292,183	1,624,262	5,329,525
SA Multi-Managed Large Cap Growth Portfolio, Class 1	-	-	7,604,689	730,517	3,784,664	688,817	4,009,173	9,248,532
SA Multi-Managed Large Cap Value Portfolio, Class 1	-	-	6,905,663	1,005,054	831,407	(224,355)	2,649,999	9,504,954
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	-	-	1,475,819	61,570	1,165,044	68,398	567,225	1,007,968
SA Multi-Managed Mid Cap Value Portfolio, Class 1	-	-	1,320,767	1,035,739	852,962	(298,145)	693,812	1,899,211
SA Multi-Managed Small Cap Portfolio, Class 1	-	-	973,468	424,995	374,409	(48,843)	677,570	1,652,781
SA Wellington Real Return Portfolio, Class 1	-	-	10,338,325	670,042	5,976,162	126,215	393,183	5,551,603
SA T. Rowe Price Growth Stock Portfolio, Class 1	-	-	1,683,711	1,302,443	1,062,383	139,332	974,665	3,037,768
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	-	494,150	4,607,150	838,449	1,482,902	362,638	1,421,090	5,746,425
SA AB Small & Mid Cap Value Portfolio, Class 1	9,700	28,953	-	1,100,116	53,355	9,836	390,832	1,447,429
SA DFA Ultra Short Bond Portfolio, Class 1	776	-	1,929,826	26,571	1,911,131	13,784	(11,040)	48,010
SA Emerging Market Equity Index, Class 1	32,016	-	1,215,921	172,403	246,929	(11,799)	610,519	1,740,115
SA Federated Corporate Bond Portfolio, Class 1	195,306	66,970	7,326,561	2,691,472	6,071,339	260,365	307,715	4,514,774
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	20,497	45,866	923,704	133,074	215,131	(28,682)	198,714	1,011,679
SA Fidelity Institutional International Growth Portfolio, Class 1	11,715	117,174	3,565,974	1,672,472	4,287,826	785,610	743,396	2,479,626
SA Fixed Income Index Portfolio, Class 1	353,948	54,063	14,885,922	3,891,893	1,180,896	149,194	148,672	17,894,785
SA Fixed Income Intermediate Index Portfolio, Class 1	195,781	-	11,445,748	2,457,691	2,632,790	267,932	(111,312)	11,427,269
SA Franklin Small Company Value Portfolio, Class 1	16,080	70,144	522,485	745,524	50,530	(23,201)	340,245	1,534,523
SA Franklin US Equity Small Beta Portfolio, Class 1	24,531	13,311	1,323,920	135,520	219,338	13,654	449,785	1,703,541
SA International Index Portfolio, Class 1	26,559	-	1,032,237	937,281	1,129,601	13,997	409,154	1,263,068
SA Invesco Growth Opportunities Portfolio, Class 1	-	148,021	544,078	826,119	364,718	31,064	387,111	1,423,654
SA Janus Focused Growth Portfolio, Class 1	1,916	188,055	2,284,422	359,993	1,035,573	339,655	723,556	2,672,053
SA JPMorgan Emerging Markets Portfolio, Class 1	27,883	-	950,114	423,245	205,700	(13,336)	564,655	1,718,978
SA JPMorgan Equity-Income Portfolio, Class 1	132,431	464,771	5,126,258	1,993,545	927,408	(53,118)	1,360,843	7,500,120
SA JPMorgan MFS Core Bond Portfolio, Class 1	809,486	-	23,160,147	9,013,916	1,825,698	90,091	1,403,777	31,842,233
SA JPMorgan Mid Cap Growth Portfolio, Class 1	2,755	201,013	1,353,664	308,580	635,994	166,244	574,452	1,766,946
SA Large Cap Growth Index Portfolio, Class 1	26,980	53,662	2,082,580	228,504	994,403	294,379	679,943	2,291,003
SA Large Cap Index Portfolio, Class 1	114,353	105,715	7,704,336	1,589,281	4,209,371	764,806	2,029,472	7,878,524
SA Large Cap Value Index Portfolio, Class 1	58,220	236,280	2,245,884	788,454	235,367	11,821	486,778	3,297,570
SA Legg Mason BW Large Cap Value Portfolio, Class 1	102,752	297,542	3,931,534	1,280,559	390,147	(87,243)	1,107,491	5,842,194
SA MFS Blue Chip Growth, Class 1	17,041	255,830	2,607,504	560,144	1,081,711	154,701	807,294	3,047,932
SA Mid Cap Index Portfolio, Class 1	14,624	12,798	1,016,353	108,865	307,613	34,943	543,819	1,396,367
SA Morgan Stanley International Equities Portfolio, Class 1	72,795	61,126	3,835,900	406,428	1,429,336	(61,195)	1,307,164	4,058,961
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	47,805	308,435	3,932,434	641,761	970,756	(21,552)	1,240,588	4,822,475
SA PineBridge High-Yield Bond Portfolio, Class 1	217,947	-	5,974,025	1,517,619	5,059,405	(204,692)	819,475	3,047,022
SA Putnam International Growth and Income Portfolio, Class 1	64,134	4,476	2,220,933	2,880,399	1,392,792	(324,849)	1,196,458	4,580,149
SA Small Cap Index Portfolio, Class 1	11,359	55,580	1,356,061	155,260	886,056	35,995	732,096	1,393,356
SA Templeton Foreign Value Portfolio, Class 1	-	-	-	1,259,131	1,796	44	27,579	1,284,958
SA WellsCap Aggressive Growth Portfolio, Class 1	-	80,969	-	1,268,566	344,592	110,901	365,672	1,400,547
	$3,168,427	$3,397,575	$206,415,528	$69,128,435	$62,048,488	$4,130,267	$35,511,548	$253,137,290

† Includes reinvestment of distributions paid.

309

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

310